ABBREVIATIONS AND FOOTNOTES
INVESTMENT ABBREVIATIONS:
10Y	—	10 Year
1M	—	1 Month
1Y	—	1 Year
2M	—	2 Month
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AEX	—	Amsterdam Exchange
AGM	—	Assured Guarantee Municipal Corporation
ARM	—	Adjustable Rate Mortgage
ASX	—	Australian Securities Exchange
BAM	—	Build America Mutual
BBR	—	Bank Bill Rate
BBSW	—	Bank Bill Swap Rate
Bobl	—	Bundesobligation ("federal government bond")
BUBOR	—	Budapest Interbank Offered Rate
Bund	—	Bundesanleihe ("federal bond")
CDI	—	Crest Depository Interest
CDO	—	Collateralized Debt Obligation
CDOR	—	Canadian Dollar Offered Rate
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
Cetip	—	Central of Custody and Financial Settlement of Securities
CFETS	—	China Foreign Exchange Trade System
CLP-TNA	—	Chilean Pesos Floating Rate Index
CLO	—	Collateralized Loan Obligation
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity
COF	—	Cost of Funds
CONV	—	Convertible
COP-IBR-OIS	—	Certificate of Participation - Income-based Repayment - Overnight Indexed Swap
COPS	—	Certificates of Participation
CVA	—	Dutch Certificate
DAC	—	Designated Activity Company
DAX	—	Deutscher Aktien Index
ESTR	—	Euro Short-Term Rate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
Fannie Mae	—	Federal National Mortgage Association
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corporation
FRA	—	Forward Rate Agreements
FTSE	—	Financial Times Stock Exchange
GDR	—	Global Depositary Receipt
Gtd.	—	Guaranteed
HIBOR	—	Hong Kong Interbank Offered Rate
HTS	—	Harmonized Tariff Schedule
HUD	—	Housing and Urban Development
HY	—	High Yield
IBEX	—	Iberia Index
ICE	—	Intercontinental Exchange
IG	—	Investment Grade
IO	—	Interest Only (Principal amount shown is notional)
JIBAR	—	Johannesburg Interbank Average Rate
JSC	—	Joint Stock Company
JSE	—	Johannesburg Stock Exchange
KLCI	—	Kuala Lumpur Composite Index
KOSPI	—	Korea Composite Stock Price Index
KWCDC	—	Korean Won Certificate of Deposit
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIBOR	—	Mumbai Inter-Bank Overnight Rate
MSCI	—	Morgan Stanley Capital International
NA	—	North American
NIBOR	—	Norwegian Interbank Offered Rate
NVDR	—	Non-Voting Depository Receipt
OAT	—	Obligations Assimilables du Trésor
OMX	—	Stockholm Stock Exchange
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
PRIBOR	—	Prague Inter-bank Offered Rate
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
QPSC	—	Qualified Personal Service Corporation
QSC	—	Qatar Shareholder Company
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SA	—	Societe Anonyme
SAE	—	Societe Anonyme Egyptienne
SBA	—	Small Business Administration
SGX	—	Singapore Stock Exchange
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average Rate
SonyMA	—	State of New York Mortgage Agency
STACR	—	Structured Agency Credit Risk
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TBA	—	To be announced
Tbk	—	Terbuka
TELBOR	—	Tel Aviv Inter-Bank Offered Rate
THBFIX	—	Thai Baht Interest Rate Fixing
TIIE	—	The Equilibrium Interbank Interest Rate
TSX	—	Toronto Stock Exchange
WIBOR	—	Warsaw Interbank Offered Rate
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. See the Funds' Semi-Annual Report for the total market values and percentages of net assets for 144A securities by fund as of June 30, 2021.

ABBREVIATIONS AND FOOTNOTES
INVESTMENT FOOTNOTES:
π	—	Century bond maturing in 2115.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
†	—	Variable rate security. Rate shown reflects the rate in effect as of September 30, 2021.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of September 30, 2021.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
†††	—	Security is a Level 3 investment (see Note 2 in Notes to Financial Statements of the Funds' Semi-Annual Report dated June 30, 2021).
Ø	—	7-day current yield as of September 30, 2021 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
~	—	Century bond maturing in 2121.
«	—	Century bond maturing in 2110.
◊	—	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
τ	—	The initial closing of commitments was held on January 19, 2021. The uncalled capital commitment at June 30, 2021 was $7,500,000.
Ψ	—	Security is valued at fair value by the Valuation Committee (see Note 2 in Notes to Financial Statements of the Funds' Semi-Annual Report dated June 30, 2021). See the Funds' Semi-Annual Report for the total market values and percentages of net assets for Fair Valued securities by fund as of June 30, 2021.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(Q)	—	Par is denominated in Russian Rubles (RUB).
(S)	—	Par is denominated in South African Rand (ZAR).
(U)	—	Par is denominated in British Pounds (GBP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(ZB)	—	Par is denominated in Peruvian Sol (PEN)
(ZC)	—	Par is denominated in Israeli Shekels (ILS).
(ZD)	—	Par is demnominated in Swiss Francs (CHF).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CBA	—	Counterparty to contract is Commonwealth Bank of Australia.
CITI	—	Counterparty to contract is Citibank NA London.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
Evercore	—	Counterparty to contract is Evercore Inc.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 91.5%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	8,909,320	$121,344,940
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	12,352,935	187,517,552
GuideStone Global Bond Fund (Institutional Class)∞	3,965,866	39,856,955
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	5,344,280	79,041,906
GuideStone Equity Index Fund (Institutional Class)∞	2,800,545	130,281,353
GuideStone Small Cap Equity Fund (Institutional Class)∞	765,907	16,643,149
GuideStone International Equity Index Fund (Institutional Class)∞	4,446,387	55,090,735
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,923,167	23,520,328
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	567,988	6,168,345
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,197,556	22,393,101
Total Mutual Funds (Cost $611,862,607)		681,858,364
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	9,757,523	9,757,523
	Shares	Value
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	43,113	$43,113
Total Money Market Funds (Cost $9,800,636)		9,800,636

	Par
U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Inflationary Index Bonds
0.63%, 04/15/23	$4,057,420	4,255,100
0.13%, 07/15/24	13,302,607	14,201,573
0.13%, 07/15/26	5,979,382	6,522,588
0.38%, 07/15/27	2,756,619	3,066,415
3.88%, 04/15/29	9,117,078	12,716,306
3.38%, 04/15/32	2,107,129	3,082,937
0.63%, 02/15/43	3,473,233	4,135,680
1.00%, 02/15/48	2,856,266	3,787,231
0.13%, 02/15/51	681,584	746,511
Total U.S. Treasury Obligations (Cost $52,252,496)		52,514,341
TOTAL INVESTMENTS — 99.9% (Cost $673,915,739)		744,173,341
Other Assets in Excess of Liabilities — 0.1%		663,891
NET ASSETS — 100.0%		$744,837,232

Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2021	11	$1,246,850	$(52,095)
MSCI Emerging Markets	12/2021	5	311,400	(65,283)
10-Year U.S. Treasury Note	12/2021	33	4,343,109	(61,194)
S&P 500® E-Mini	12/2021	9	1,933,988	(7,890)
Total Futures Contracts outstanding at September 30, 2021			$7,835,347	$(186,462)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 95.4%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	11,068,316	$150,750,471
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	29,233,998	443,772,094
GuideStone Global Bond Fund (Institutional Class)∞	9,825,316	98,744,429
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	13,533,755	200,164,244
GuideStone Equity Index Fund (Institutional Class)∞	8,722,630	405,776,752
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,380,024	51,717,922
GuideStone International Equity Index Fund (Institutional Class)∞	13,648,562	169,105,683
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,906,673	72,238,609
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,683,380	18,281,512
GuideStone Strategic Alternatives Fund (Institutional Class)∞	3,222,357	32,835,821
Total Mutual Funds (Cost $1,429,650,089)		1,643,387,537
MONEY MARKET FUNDS — 1.6%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	26,742,272	26,742,272
	Shares	Value
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	52,362	$52,362
Total Money Market Funds (Cost $26,794,634)		26,794,634

	Par
U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Inflationary Index Bonds
0.63%, 04/15/23	$4,046,454	4,243,599
0.13%, 07/15/24	13,256,618	14,152,475
0.13%, 07/15/26	5,945,215	6,485,316
0.38%, 07/15/27	2,745,458	3,054,001
3.88%, 04/15/29	9,083,865	12,669,981
3.38%, 04/15/32	2,091,748	3,060,434
0.63%, 02/15/43	3,473,233	4,135,680
1.00%, 02/15/48	2,845,196	3,772,551
0.13%, 02/15/51	681,584	746,511
Total U.S. Treasury Obligations (Cost $52,051,012)		52,320,548
TOTAL INVESTMENTS — 100.0% (Cost $1,508,495,735)		1,722,502,719
Other Assets in Excess of Liabilities — 0.0%		393,949
NET ASSETS — 100.0%		$1,722,896,668

Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2021	33	$3,740,550	$(176,341)
MSCI Emerging Markets	12/2021	16	996,480	(46,729)
10-Year U.S. Treasury Note	12/2021	74	9,739,094	(143,574)
S&P 500® E-Mini	12/2021	33	7,091,287	(306,071)
Total Futures Contracts outstanding at September 30, 2021			$21,567,411	$(672,715)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.0%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	18,218,362	$276,554,741
GuideStone Global Bond Fund (Institutional Class)∞	6,711,910	67,454,697
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	6,664,749	98,571,639
GuideStone Equity Index Fund (Institutional Class)∞	10,533,883	490,036,255
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,849,904	61,928,419
GuideStone International Equity Index Fund (Institutional Class)∞	16,858,787	208,880,375
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	7,342,140	89,794,368
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,794,020	19,483,062
	Shares	Value
GuideStone Strategic Alternatives Fund (Institutional Class)∞	408,603	$4,163,664
Total Mutual Funds (Cost $1,103,109,930)		1,316,867,220
MONEY MARKET FUNDS — 1.9%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞ (Cost $25,367,508)	25,367,508	25,367,508
TOTAL INVESTMENTS — 99.9% (Cost $1,128,477,438)		1,342,234,728
Other Assets in Excess of Liabilities — 0.1%		781,813
NET ASSETS — 100.0%		$1,343,016,541

Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2021	52	$5,894,200	$(260,000)
MSCI Emerging Markets	12/2021	25	1,557,000	(66,773)
10-Year U.S. Treasury Note	12/2021	55	7,238,516	(91,498)
S&P 500 ® E-Mini	12/2021	52	11,174,150	(469,797)
Total Futures Contracts outstanding at September 30, 2021			$25,863,866	$(888,068)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.6%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	6,529,174	$99,112,865
GuideStone Global Bond Fund (Institutional Class)∞	2,435,547	24,477,250
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	3,407,530	50,397,368
GuideStone Equity Index Fund (Institutional Class)∞	10,129,771	471,236,965
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,752,886	59,820,212
GuideStone International Equity Index Fund (Institutional Class)∞	15,952,191	197,647,648
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	6,940,606	84,883,609
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,638,350	$17,792,475
Total Mutual Funds (Cost $804,235,550)		1,005,368,392
MONEY MARKET FUNDS — 2.3%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞ (Cost $23,895,200)	23,895,200	23,895,200
TOTAL INVESTMENTS — 99.9% (Cost $828,130,750)		1,029,263,592
Other Assets in Excess of Liabilities — 0.1%		887,419
NET ASSETS — 100.0%		$1,030,151,011

Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-mini	12/2021	53	$6,007,550	$(282,746)
MSCI Emerging Markets E-Mini	12/2021	23	1,432,440	(67,431)
10-Year U.S. Treasury Note	12/2021	24	3,158,625	(45,776)
S&P 500® E-Mini	12/2021	55	11,818,813	(510,118)
Total Futures Contracts outstanding at September 30, 2021			$22,417,428	$(906,071)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.0%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	1,521,312	$23,093,512
GuideStone Global Bond Fund (Institutional Class)∞	574,102	5,769,727
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	1,321,075	19,538,707
GuideStone Equity Index Fund (Institutional Class)∞	4,148,767	193,000,637
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,098,585	23,872,263
GuideStone International Equity Index Fund (Institutional Class)∞	6,653,750	82,439,957
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	2,902,067	35,492,276
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	663,379	$7,204,300
Total Mutual Funds (Cost $317,854,709)		390,411,379
MONEY MARKET FUNDS — 2.4%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞ (Cost $9,602,192)	9,602,192	9,602,192
TOTAL INVESTMENTS — 100.4% (Cost $327,456,901)		400,013,571
Liabilities in Excess of Other Assets — (0.4)%		(1,552,583)
NET ASSETS — 100.0%		$398,460,988

Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2021	19	$2,153,650	$(64,262)
MSCI Emerging Markets	12/2021	10	622,800	(12,720)
10-Year U.S. Treasury Note	12/2021	6	789,656	(9,154)
S&P 500® E-Mini	12/2021	20	4,297,750	(145,843)
Total Futures Contracts outstanding at September 30, 2021			$7,863,856	$(231,979)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.6%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	19,803,727	$269,726,761
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	4,706,248	71,440,851
GuideStone Global Bond Fund (Institutional Class)∞	1,769,857	17,787,061
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,878,380	42,571,244
GuideStone Global Impact Fund (Institutional Class)∞	1,600,000	16,896,000
GuideStone Value Equity Fund (Institutional Class)∞	1,329,927	28,952,510
GuideStone Growth Equity Fund (Institutional Class)∞	851,277	28,568,852
GuideStone Small Cap Equity Fund (Institutional Class)∞	276,964	6,018,437
GuideStone International Equity Fund (Institutional Class)∞	1,897,692	29,679,903
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	996,187	12,183,366
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	613,247	$6,659,862
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,783,565	28,364,522
Total Mutual Funds (Cost $523,034,915)		558,849,369
MONEY MARKET FUNDS — 1.5%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞ (Cost $8,440,513)	8,440,513	8,440,513
TOTAL INVESTMENTS — 100.1% (Cost $531,475,428)		567,289,882
Liabilities in Excess of Other Assets — (0.1)%		(830,299)
NET ASSETS — 100.0%		$566,459,583

Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2021	5	$566,750	$(22,547)
MSCI Emerging Markets	12/2021	4	249,120	(10,978)
2-Year U.S. Treasury Note	12/2021	37	8,142,023	(7,731)
S&P 500® E-Mini	12/2021	6	1,289,325	(42,204)
Total Futures Contracts outstanding at September 30, 2021			$10,247,218	$(83,460)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.8%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	5,010,250	$68,239,601
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	31,941,108	484,866,017
GuideStone Global Bond Fund (Institutional Class)∞	13,719,354	137,879,505
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	12,343,525	182,560,736
GuideStone Global Impact Fund (Institutional Class)∞	6,600,000	69,696,000
GuideStone Value Equity Fund (Institutional Class)∞	7,710,154	167,850,043
GuideStone Growth Equity Fund (Institutional Class)∞	4,974,362	166,939,573
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,532,662	33,304,751
GuideStone International Equity Fund (Institutional Class)∞	10,783,465	168,653,388
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,603,168	68,526,744
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,155,297	$34,266,522
GuideStone Strategic Alternatives Fund (Institutional Class)∞	6,610,472	67,360,711
Total Mutual Funds (Cost $1,493,786,019)		1,650,143,591
MONEY MARKET FUNDS — 2.2%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞ (Cost $37,398,958)	37,398,958	37,398,958
TOTAL INVESTMENTS — 100.0% (Cost $1,531,184,977)		1,687,542,549
Other Assets in Excess of Liabilities — 0.0%		158,541
NET ASSETS — 100.0%		$1,687,701,090

Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2021	51	$5,780,850	$(274,386)
MSCI Emerging Markets	12/2021	37	2,304,360	(107,985)
10-Year U.S. Treasury Note	12/2021	35	4,606,328	(64,072)
U.S. Treasury Long Bond	12/2021	33	5,254,219	(151,275)
5-Year U.S. Treasury Note	12/2021	55	6,750,820	(42,802)
S&P 500® E-Mini	12/2021	56	12,033,700	(519,393)
Total Futures Contracts outstanding at September 30, 2021			$36,730,277	$(1,159,913)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.6%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	1,823,936	$24,842,003
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	11,123,678	168,857,437
GuideStone Global Bond Fund (Institutional Class)∞	4,805,686	48,297,142
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,381,619	64,804,147
GuideStone Global Impact Fund (Institutional Class)∞	5,261,625	55,562,758
GuideStone Value Equity Fund (Institutional Class)∞	11,392,781	248,020,833
GuideStone Growth Equity Fund (Institutional Class)∞	7,309,677	245,312,760
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,242,309	48,725,381
GuideStone International Equity Fund (Institutional Class)∞	16,250,582	254,159,097
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,724,715	106,703,265
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,832,381	$41,619,663
GuideStone Strategic Alternatives Fund (Institutional Class)∞	3,391,897	34,563,432
Total Mutual Funds (Cost $1,182,392,032)		1,341,467,918
MONEY MARKET FUNDS — 2.3%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞ (Cost $31,737,371)	31,737,371	31,737,371
TOTAL INVESTMENTS — 99.9% (Cost $1,214,129,403)		1,373,205,289
Other Assets in Excess of Liabilities — 0.1%		754,807
NET ASSETS — 100.0%		$1,373,960,096

Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2021	64	$7,254,400	$(341,957)
MSCI Emerging Markets	12/2021	47	2,927,160	(136,415)
10-Year U.S. Treasury Note	12/2021	14	1,842,531	(26,067)
U.S. Treasury Long Bond	12/2021	13	2,069,844	(61,523)
5-Year U.S. Treasury Note	12/2021	22	2,700,328	(17,177)
S&P 500® E-Mini	12/2021	71	15,257,013	(658,516)
Total Futures Contracts outstanding at September 30, 2021			$32,051,276	$(1,241,655)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.6%
GuideStone Value Equity Fund (Institutional Class)∞	14,758,026	$321,282,218
GuideStone Growth Equity Fund (Institutional Class)∞	9,513,208	319,263,270
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,903,802	63,099,622
GuideStone International Equity Fund (Institutional Class)∞	21,058,812	329,359,819
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	11,270,192	137,834,449
Total Mutual Funds (Cost $999,538,627)		1,170,839,378
	Shares	Value
MONEY MARKET FUNDS — 2.3%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞ (Cost $27,632,395)	27,632,395	$27,632,395
TOTAL INVESTMENTS — 99.9% (Cost $1,027,171,022)		1,198,471,773
Other Assets in Excess of Liabilities — 0.1%		680,419
NET ASSETS — 100.0%		$1,199,152,192

Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2021	69	$7,821,150	$(367,226)
MSCI Emerging Markets	12/2021	55	3,425,400	(160,084)
S&P 500® E-Mini	12/2021	79	16,976,113	(732,715)
Total Futures Contracts outstanding at September 30, 2021			$28,222,663	$(1,260,025)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 2.6%
Federal Home Loan Bank
0.90%, 02/26/27	$3,300,000	$3,267,711
0.92%, 02/26/27	3,300,000	3,270,514
Federal Home Loan Mortgage Corporation
0.80%, 10/27/26	3,000,000	2,963,599
0.80%, 10/28/26	4,000,000	3,969,360
Federal National Mortgage Association
0.70%, 07/30/25	6,000,000	5,986,469
0.88%, 12/18/26	8,700,000	8,609,676
Total Agency Obligations (Cost $28,297,183)		28,067,329
ASSET-BACKED SECURITIES — 16.9%
Adams Mill CLO, Ltd., Series 2014-1A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.10%), 1.23%, 07/15/26 144A †	64,114	64,146
AIMCO CLO, Series 2017-AA, Class AR
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 1.18%, 04/20/34 144A †	1,000,000	995,378
Ally Auto Receivables Trust, Series 2019-3, Class A3
1.93%, 05/15/24	647,158	652,606
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B
0.97%, 02/18/26	180,000	181,282
AMMC CLO XIII, Ltd., Series 2013-13A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.05%), 1.18%, 07/24/29 144A †	2,000,000	2,001,731
AMSR Trust, Series 2020-SFR5, Class A
1.38%, 11/17/37 144A	1,350,000	1,347,041
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR2
(Floating, ICE LIBOR USD 3M + 2.20%, 2.20% Floor), 2.33%, 01/28/31 144A †	450,000	449,999
Apidos CLO XXI, Series 2015-21A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.93%, 0.93% Floor), 1.06%, 07/18/27 144A †	1,702,850	1,703,526
Apidos CLO XXII, Series 2015-22A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.50%), 1.63%, 04/20/31 144A †	250,000	250,011
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 1.18%, 05/15/36 144A †	2,350,000	2,355,830
	Par	Value
Barings CLO, Ltd., Series 2013-IA, Class AR
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 0.93%, 01/20/28 144A †	$1,029,729	$1,030,111
BDS, Ltd., Series 2020-FL5, Class A
(Floating, U.S. 30-Day Average SOFR + 1.26%, 1.15% Floor), 1.31%, 02/16/37 144A †	750,000	750,840
BDS, Ltd., Series 2021-FL7, Class A
(Floating, ICE LIBOR USD 1M + 1.07%, 1.07% Floor), 1.15%, 06/16/36 144A †	1,450,000	1,451,812
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class 1A1
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 1.09%, 10/25/37†	89,396	89,530
Bear Stearns Asset Backed Securities Trust, Series 2004-SD1, Class A2
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor, 11.00% Cap), 0.99%, 12/25/42†	10,831	10,815
Benefit Street Partners CLO II, Ltd., Series 2013-IIA, Class A2R2
(Floating, ICE LIBOR USD 3M + 1.45%, 1.45% Floor), 1.58%, 07/15/29 144A †	300,000	299,986
BMW Canada Auto Trust, Series 2021-1A, Class A2
0.50%, 07/20/24(C) 144A	1,500,000	1,179,323
BRSP, Ltd., Series 2021-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.24%, 08/19/38 144A †	2,600,000	2,603,900
BSPRT Issuer, Ltd., Series 2018-FL4 , Class AS
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 1.38%, 09/15/35 144A †	1,520,000	1,521,804
CARS-DB4 LP, Series 2020-1A, Class A1
2.69%, 02/15/50 144A	317,457	326,015
CARS-DB5 LP, Series 2021-1A, Class A1
1.44%, 08/15/51 144A	2,024,478	2,014,630
Cedar Funding VI CLO, Ltd., Series 2016-6A, Class ARR
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 1.18%, 04/20/34 144A †	1,490,000	1,486,434
Chesapeake Funding II LLC, Series 2019-1A, Class B
3.11%, 04/15/31 144A	240,000	243,407
Chesapeake Funding II LLC, Series 2019-1A, Class C
3.36%, 04/15/31 144A	230,000	233,460
Chesapeake Funding II LLC, Series 2019-1A, Class D
3.80%, 04/15/31 144A	370,000	376,373

	Par	Value
Chesapeake Funding II LLC, Series 2020-1A, Class B
1.24%, 08/16/32 144A	$100,000	$101,134
CIFC Funding 2015-II, Ltd., Series 2015-2A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.01%, 1.01% Floor), 1.14%, 04/15/30 144A †	1,000,000	1,000,293
CIFC Funding, Ltd., Series 2014-4RA, Class A1A
(Floating, ICE LIBOR USD 3M + 1.13%, 1.13% Floor), 1.26%, 10/17/30 144A †	345,000	345,112
CIFC Funding, Ltd., Series 2018-3A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%), 1.23%, 07/18/31 144A †	500,000	500,092
CLNC, Ltd., Series 2019-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.36%, 1.25% Floor), 1.41%, 08/20/35 144A †	1,290,000	1,289,654
CNH Capital Canada Receivables Trust, Series 2021-1A, Class A1
0.39%, 03/15/24(C) 144A	1,051,240	829,796
CNH Equipment Trust, Series 2018-B, Class A3
3.19%, 11/15/23	258,970	262,423
CNH Equipment Trust, Series 2019-A, Class A3
3.01%, 04/15/24	652,208	660,372
College Avenue Student Loans LLC, Series 2021-B, Class A1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 0.89%, 06/25/52 144A †	253,708	254,727
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A
3.33%, 02/15/28 144A	192,522	193,062
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A
2.38%, 11/15/28 144A	580,000	588,359
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A
2.01%, 02/15/29 144A	1,290,000	1,308,468
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A
1.37%, 07/16/29 144A	300,000	303,108
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A
0.96%, 02/15/30 144A	800,000	802,766
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.21% on 02/25/36), 6.22%, 09/25/36 STEP	264,995	125,024
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor), 0.63%, 12/25/34†	663,185	650,860
	Par	Value
DataBank Issuer, Series 2021-1A, Class A2
2.06%, 02/27/51 144A	$650,000	$650,299
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A
1.76%, 04/15/49 144A	1,650,000	1,629,616
Drive Auto Receivables Trust, Series 2020-1, Class C
2.36%, 03/16/26	850,000	861,977
Drive Auto Receivables Trust, Series 2020-2, Class B
1.42%, 03/17/25	400,000	402,267
Drive Auto Receivables Trust, Series 2021-1, Class B
0.65%, 07/15/25	1,650,000	1,655,090
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 1.17%, 04/20/34 144A †	1,000,000	999,882
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.90%), 1.03%, 10/15/27 144A †	1,202,743	1,203,184
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR
(Floating, ICE LIBOR USD 3M + 0.90%), 1.03%, 04/15/29 144A †	983,870	984,207
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	273,230	283,276
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A
1.80%, 11/25/45 144A	89,751	89,573
Elevation CLO, Ltd., Series 2017-7A, Class A
(Floating, ICE LIBOR USD 3M + 1.22%), 1.35%, 07/15/30 144A †	1,500,000	1,500,817
Elmwood CLO II, Ltd., Series 2019-2A, Class AR
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 1.28%, 04/20/34 144A †	1,700,000	1,699,976
Fairstone Financial Issuance Trust I, Series 2020-1A, Class A
2.51%, 10/20/39(C) 144A	460,000	365,701
FHLMC Structured Pass-Through Certificates, Series T-32, Class A1
(Floating, ICE LIBOR USD 1M + 0.26%, 0.26% Floor), 0.35%, 08/25/31†	187,908	183,770
FirstKey Homes Trust, Series 2020-SFR2, Class A
1.27%, 10/19/37 144A	4,686,630	4,675,670
Ford Auto Securitization Trust, Series 2020-AA, Class A2
0.89%, 08/15/24(C) 144A	3,200,000	2,532,424

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Ford Credit Auto Lease Trust, Series 2020-A, Class B
2.05%, 06/15/23	$1,010,000	$1,022,924
FS RIALTO, Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.22%, 1.22% Floor), 1.30%, 04/16/28 144A †	270,000	270,241
GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	2,750,915	2,761,572
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B
2.03%, 04/16/25	390,000	398,887
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C
2.18%, 05/16/25	300,000	307,070
GMF Canada Leasing Trust, Series 2020-1A, Class A2
0.91%, 07/20/23(C) 144A	2,860,219	2,262,691
GMF Canada Leasing Trust, Series 2020-1A, Class A3
1.05%, 11/20/25(C) 144A	1,690,000	1,338,724
GMF Canada Leasing Trust, Series 2021-1A, Class A2
0.64%, 03/20/24(C) 144A	2,000,000	1,578,273
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A
2.90%, 04/15/26 144A	2,000,000	2,112,349
GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A
0.68%, 08/15/25 144A	1,460,000	1,466,153
Goldentree Loan Management U.S. CLO 1, Ltd., Series 2017-1A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.02%, 1.02% Floor), 1.15%, 04/20/34 144A †	348,000	347,181
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A
1.93%, 07/20/48 144A	220,000	219,341
GreatAmerica Leasing Receivables Funding LLC, Series 2019-1, Class A3
3.05%, 09/15/22 144A	356,400	358,563
GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class A3
0.34%, 08/15/24 144A	1,100,000	1,097,909
Greystone CRE Notes, Ltd., Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 1.26%, 09/15/37 144A †	1,770,000	1,769,725
Gulf Stream Meridian 4, Ltd., Series 2021-4A, Class A1
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 1.31%, 07/15/34 144A †	900,000	900,606
	Par	Value
Harley-Davidson Motorcycle Trust, Series 2020-A, Class A3
1.87%, 10/15/24	$558,469	$563,341
Hertz Vehicle Financing LLC, Series 2021-1A, Class A
1.21%, 12/26/25 144A	1,700,000	1,707,922
Hyundai Auto Lease Securitization Trust, Series 2021-C, Class A4
0.48%, 09/15/25 144A	3,400,000	3,393,965
KKR CLO, Ltd., Series 16, Class A2R
(Floating, ICE LIBOR USD 3M + 1.80%, 1.80% Floor), 1.93%, 01/20/29 144A †	480,000	480,024
Kubota Credit Owner Trust, Series 2020-2A, Class A3
0.59%, 10/15/24 144A	1,520,000	1,524,319
LA Arena Funding LLC, Series 1, Class A
7.66%, 12/15/26 144A	37,977	37,903
LCCM Trust, Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 1.28%, 12/13/38 144A †	1,600,000	1,602,501
LCM XX LP, Series 20A, Class AR
(Floating, ICE LIBOR USD 3M + 1.04%), 1.17%, 10/20/27 144A †	700,540	700,649
Lendmark Funding Trust, Series 2019-2A, Class A
2.78%, 04/20/28 144A	350,000	357,686
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	280,000	282,058
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 1.21%, 05/15/28 144A †	191,491	191,664
LoanCore Issuer, Ltd., Series 2021-CRE5, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 1.38%, 07/15/36 144A †	2,490,000	2,495,922
Madison Park Funding XIII, Ltd., Series 2014-13A, Class CR2
(Floating, ICE LIBOR USD 3M + 1.90%), 2.03%, 04/19/30 144A †	400,000	399,481
Madison Park Funding XIX, Ltd., Series 2015-19A, Class A2R2
(Floating, ICE LIBOR USD 3M + 1.50%, 1.50% Floor), 1.64%, 01/22/28 144A †	600,000	597,613
Madison Park Funding XVII, Ltd., Series 2015-17A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.00%), 1.13%, 07/21/30 144A †	4,300,000	4,307,194

	Par	Value
Magnetite VII, Ltd., Series 2012-7A, Class A1R2
(Floating, ICE LIBOR USD 3M + 0.80%), 0.93%, 01/15/28 144A †	$2,854,997	$2,855,970
Magnetite VIII, Ltd., Series 2014-8A, Class AR2
(Floating, ICE LIBOR USD 3M + 0.98%, 0.98% Floor), 1.11%, 04/15/31 144A †	530,000	531,085
Marathon CRE, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.23%, 06/15/28 144A †	56,203	56,287
Mariner Finance Issuance Trust, Series 2019-AA, Class A
2.96%, 07/20/32 144A	308,000	314,097
Mariner Finance Issuance Trust, Series 2020-AA, Class A
2.19%, 08/21/34 144A	140,000	143,170
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	110,000	111,037
MBarc Credit Canada, Inc., Series 2021-AA, Class A2
0.63%, 05/15/24(C) 144A	1,700,000	1,339,780
MF1, Ltd., Series 2021-FL6, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 1.18%, 07/16/36 144A †	1,300,000	1,302,092
Mill City Mortgage Loan Trust, Series 2016-1, Class A1
2.50%, 04/25/57 144A	101,065	101,428
MMAF Equipment Finance LLC, Series 2020-A, Class A3
0.97%, 04/09/27 144A	1,500,000	1,507,946
MMAF Equipment Finance LLC, Series 2020-BA, Class A3
0.49%, 08/14/25 144A	1,360,000	1,359,235
Navient Private Education Loan Trust, Series 2020-IA, Class A1B
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 1.08%, 04/15/69 144A †	1,990,551	2,010,576
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	291,576	298,942
Navient Private Education Refinancing Loan Trust, Series 2019-EA, Class A2B
(Floating, ICE LIBOR USD 1M + 0.92%), 1.00%, 05/15/68 144A †	537,005	540,555
Navient Private Education Refinancing Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	600,000	620,879
	Par	Value
Navient Private Education Refinancing Loan Trust, Series 2020-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.90%), 0.98%, 11/15/68 144A †	$100,000	$100,882
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	1,031,708	1,042,564
Navient Private Education Refinancing Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	464,766	467,670
Navient Private Education Refinancing Loan Trust, Series 2020-HA, Class A
1.31%, 01/15/69 144A	1,628,584	1,640,835
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class A
0.84%, 05/15/69 144A	660,977	660,564
Navient Private Education Refinancing Loan Trust, Series 2021-CA, Class A
1.06%, 10/15/69 144A	1,688,957	1,693,301
Navient Private Education Refinancing Loan Trust, Series 2021-DA, Class A
(Floating, Prime Rate U.S. - 1.99%), 1.26%, 04/15/60 144A †	589,627	590,631
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class A
1.11%, 02/18/70 144A	1,700,000	1,699,690
Navient Student Loan Trust, Series 2016-6A, Class A2
(Floating, ICE LIBOR USD 1M + 0.75%), 0.84%, 03/25/66 144A †	587,141	588,624
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 1.14%, 12/27/66 144A †	848,852	863,231
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 0.89%, 07/26/66 144A †	874,968	881,039
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	80,653	83,650
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	332,793	346,908

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 0.89%, 09/25/65 144A †	$850,417	$850,173
Nelnet Student Loan Trust, Series 2021-A, Class APT2
1.36%, 04/20/62 144A	864,433	865,078
Nelnet Student Loan Trust, Series 2021-BA, Class AFX
1.42%, 04/20/62 144A	814,784	816,095
Nelnet Student Loan Trust, Series 2021-CA, Class AFL
(Floating, ICE LIBOR USD 1M + 0.74%), 0.83%, 04/20/62 144A †	660,000	661,727
Neuberger Berman CLO XVI-S, Ltd., Series 2017-16SA, Class AR
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 1.17%, 04/15/34 144A †	1,145,000	1,142,329
Neuberger Berman Loan Advisers CLO, Ltd., Series 2019-33A, Class AR
(Floating, ICE LIBOR USD 3M + 1.08%, 1.08% Floor), 1.20%, 10/16/33 144A †	3,450,000	3,450,000
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 1.38%, 02/15/36 144A †	231,017	231,234
OCP CLO, Ltd., Series 2017-13A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.55%, 1.55% Floor), 1.67%, 07/15/30 144A †	900,000	900,107
OCP CLO, Ltd., Series 2020-19A, Class BR
(Floating, ICE LIBOR USD 3M + 1.70%, 1.70% Floor), 1.83%, 10/20/34 144A †	250,000	250,250
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.97%), 1.10%, 04/15/31 144A †	500,000	500,103
OHA Credit Funding 2, Ltd., Series 2019-2A , Class AR
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 1.28%, 04/21/34 144A †	750,000	750,009
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.43%, 12/16/24 144A	160,833	161,197
Onemain Financial Issuance Trust, Series 2018-1A, Class A
3.30%, 03/14/29 144A	105,332	105,620
OZLM Funding IV, Ltd., Series 2013-4A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.25%), 1.39%, 10/22/30 144A †	981,168	981,659
	Par	Value
Palmer Square CLO, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 1.03%, 1.03% Floor), 1.16%, 04/18/31 144A †	$1,550,000	$1,551,051
Palmer Square Loan Funding, Ltd., Series 2020-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 0.93%, 02/20/28 144A †	662,088	662,425
PFS Financing Corp, Series 2020-B, Class A
1.21%, 06/15/24 144A	1,500,000	1,509,897
PFS Financing Corporation, Series 2019-A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 0.63%, 04/15/24 144A †	390,000	390,902
PFS Financing Corporation, Series 2019-A, Class A2
2.86%, 04/15/24 144A	1,500,000	1,521,023
PFS Financing Corporation, Series 2020-F, Class A
0.93%, 08/15/24 144A	684,000	687,762
PFS Financing Corporation, Series 2020-G, Class A
0.97%, 02/15/26 144A	1,030,000	1,036,676
PFS Financing Corporation, Series 2021-A, Class A
0.71%, 04/15/26 144A	1,480,000	1,477,993
Prodigy Finance CM DAC, Series 2021-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.25%), 1.34%, 07/25/51 144A †	223,149	224,078
Regional Management Issuance Trust, Series 2020-1, Class A
2.34%, 10/15/30 144A	110,000	112,328
Regional Management Issuance Trust, Series 2021-2, Class A
1.90%, 08/15/33 144A	221,000	219,569
Santander Drive Auto Receivables Trust, Series 2020-2, Class B
0.96%, 11/15/24	130,000	130,405
Santander Drive Auto Receivables Trust, Series 2020-2, Class C
1.46%, 09/15/25	440,000	444,697
Securitized Term Auto Receivables Trust, Series 2019-1A, Class A3
2.99%, 02/27/23 144A	144,979	145,975
Signal Peak CLO 5, Ltd., Series 2018-5A, Class A
(Floating, ICE LIBOR USD 3M + 1.11%, 1.11% Floor), 1.24%, 04/25/31 144A †	400,000	400,083
Sixth Street CLO XIX, Ltd., Series 2021-19A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor), 1.23%, 07/20/34 144A †	1,300,000	1,302,468

	Par	Value
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, ICE LIBOR USD 3M + 0.40%), 0.52%, 06/15/33†	$292,476	$290,096
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, ICE LIBOR USD 3M + 0.24%), 0.36%, 12/16/41†	218,385	215,637
SLM Student Loan Trust, Series 2005-8, Class A4
(Floating, ICE LIBOR USD 3M + 0.55%), 0.68%, 01/25/28†	70,053	70,061
SMB Private Education Loan Trust, Series 2015-C, Class A2A
2.75%, 07/15/27 144A	66,725	67,177
SMB Private Education Loan Trust, Series 2016-A, Class A2B
(Floating, ICE LIBOR USD 1M + 1.50%), 1.58%, 05/15/31 144A †	467,432	471,353
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.72%), 0.80%, 01/15/37 144A †	437,790	439,980
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	1,000,000	1,025,669
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.83%), 0.91%, 09/15/37 144A †	100,000	100,437
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, ICE LIBOR USD 1M + 0.85%), 0.94%, 09/15/54 144A †	2,917,030	2,955,879
SMB Private Education Loan Trust, Series 2021-A, Class APL
0.00%, 01/15/53 144A	937,084	940,191
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	160,000	162,415
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	623,078	623,639
SoFi Professional Loan Program LLC, Series 2015-D, Class A2
2.72%, 10/27/36 144A	288,136	290,108
SoFi Professional Loan Program LLC, Series 2016-A, Class A2
2.76%, 12/26/36 144A	92,261	92,905
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B
2.36%, 12/27/32 144A	25,119	25,315
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B
2.34%, 04/25/33 144A	40,002	40,674
SoFi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	414,334	426,801
	Par	Value
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	$148,046	$152,362
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	152,315	157,183
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	490,000	503,218
SoFi Professional Loan Program Trust, Series 2021-B, Class AFX
1.14%, 02/15/47 144A	2,050,000	2,049,286
SoFi Professional Loan Program, Series 2018-B, Class A2FX
3.34%, 08/25/47 144A	428,312	439,258
Springleaf Funding Trust, Series 2017-AA, Class A
2.68%, 07/15/30 144A	59,438	59,521
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2
1.88%, 03/26/46 144A	1,600,000	1,599,366
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, ICE LIBOR USD 1M + 1.50%, 1.50% Floor), 1.59%, 04/25/35†	123,509	124,879
STWD, Ltd., Series 2019-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.19%, 1.08% Floor), 1.24%, 07/15/38 144A †	1,330,000	1,330,401
TCI-Symphony CLO, Ltd., Series 2017-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.93%, 0.93% Floor), 1.05%, 07/15/30 144A †	3,100,000	3,100,000
THL Credit Wind River CLO, Ltd., Series 2019-3A, Class AR
(Floating, ICE LIBOR USD 3M + 1.08%, 1.08% Floor), 1.16%, 04/15/31 144A †	2,950,000	2,958,765
TICP CLO VI, Ltd., Series 2016-6A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.12%, 1.12% Floor), 1.25%, 01/15/34 144A †	1,000,000	999,953
Towd Point Mortgage Trust, Series 2016-3, Class A1
2.25%, 04/25/56 144A	64,449	64,662
Towd Point Mortgage Trust, Series 2019-MH1, Class A1
3.00%, 11/25/58 144A	417,221	423,506
Towd Point Mortgage Trust, Series 2019-SJ3, Class A1
3.00%, 11/25/59 144A	523,398	524,668
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A † γ	794,683	816,018
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	2,260,548	2,279,903

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Transportation Finance Equipment Trust, Series 2019-1, Class A3
1.85%, 04/24/23 144A	$469,477	$473,021
TRESTLES CLO, Ltd., Series 2017-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.99%, 0.99% Floor), 1.12%, 04/25/32 144A †	550,000	550,007
Trillium Credit Card Trust II, Series 2020-1A, Class B
2.33%, 12/26/24 144A	215,000	216,026
TRP - TRIP Rail Master Funding LLC, Series 2021-2, Class A
2.15%, 06/19/51 144A	1,734,761	1,751,267
TRTX Issuer, Ltd., Series 2019-FL3, Class A
(Floating, U.S. 30-Day Average SOFR + 1.26%, 1.15% Floor), 1.31%, 10/15/34 144A †	1,870,000	1,871,457
Tryon Park CLO, Ltd., Series 2013-1A, Class A1SR
(Floating, ICE LIBOR USD 3M + 0.89%), 1.02%, 04/15/29 144A †	2,939,732	2,941,026
USQ Rail II LLC, Series 2021-3, Class A
2.21%, 06/28/51 144A	1,581,199	1,593,349
VB-S1 Issuer LLC, Series 2020-1A, Class C2
3.03%, 06/15/50 144A	670,000	699,311
Venture XVII CLO, Ltd., Series 2014-17A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.88%), 1.01%, 04/15/27 144A †	295,064	295,210
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 07/22/24	420,000	425,589
Volvo Financial Equipment LLC, Series 2019-1A, Class A3
3.00%, 03/15/23 144A	426,345	428,913
Westlake Automobile Receivables Trust, Series 2018-3A, Class D
4.00%, 10/16/23 144A	260,965	263,649
Westlake Automobile Receivables Trust, Series 2020-1A, Class C
2.52%, 04/15/25 144A	620,000	632,732
Westlake Automobile Receivables Trust, Series 2020-2A, Class B
1.32%, 07/15/25 144A	910,000	917,132
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,044,750	1,079,765
World Omni Select Auto Trust, Series 2020-A, Class A3
0.55%, 07/15/25	810,000	811,638
World Omni Select Auto Trust, Series 2021-A, Class A3
0.53%, 03/15/27	3,150,000	3,146,586
Total Asset-Backed Securities (Cost $179,838,000)		180,560,965
	Par	Value
CORPORATE BONDS — 20.4%
3M Co.
2.65%, 04/15/25	$80,000	$84,494
7-Eleven, Inc.
0.95%, 02/10/26 144A	1,710,000	1,680,138
ADT Security Corporation (The)
4.13%, 06/15/23Δ	180,000	188,554
AES Corporation (The)
1.38%, 01/15/26	1,700,000	1,678,797
Air Lease Corporation
2.63%, 07/01/22	150,000	152,129
2.25%, 01/15/23	1,355,000	1,384,896
2.75%, 01/15/23	175,000	179,681
0.80%, 08/18/24	490,000	487,238
1.88%, 08/15/26	200,000	199,406
Alexander Funding Trust
1.84%, 11/15/23 144A	1,355,000	1,381,506
Ally Financial, Inc.
4.13%, 02/13/22	1,700,000	1,722,741
1.45%, 10/02/23	2,135,000	2,167,229
3.88%, 05/21/24	400,000	430,403
Ameren Corporation
2.50%, 09/15/24	610,000	637,818
American Electric Power Co., Inc.
0.75%, 11/01/23	180,000	180,015
American Tower Corporation REIT
0.60%, 01/15/24Δ	1,300,000	1,297,812
2.40%, 03/15/25	215,000	223,629
1.30%, 09/15/25	190,000	190,147
1.60%, 04/15/26	570,000	572,563
0.45%, 01/15/27(E)	205,000	237,362
0.40%, 02/15/27(E)	100,000	115,997
Ares Capital Corporation
3.63%, 01/19/22Δ	1,240,000	1,248,208
AT&T, Inc.
1.05%, 09/05/23(E)	290,000	343,829
(Floating, Australian BBSW 3M + 1.25%), 1.26%, 09/19/23(A) †	1,240,000	907,655
0.90%, 03/25/24	1,295,000	1,297,136
Athene Global Funding
2.80%, 05/26/23 144A Δ	820,000	850,994
1.20%, 10/13/23 144A	725,000	734,430
Atmos Energy Corporation
0.63%, 03/09/23	470,000	470,018
Aviation Capital Group LLC
2.88%, 01/20/22 144A	1,000,000	1,005,256
4.38%, 01/30/24 144A	1,000,000	1,068,099
1.95%, 01/30/26 144A	285,000	284,106
1.95%, 09/20/26 144A	345,000	341,487
Bank of America Corporation
(Variable, CAD Offered Rate 3M + 0.82%), 3.30%, 04/24/24(C) ^	2,000,000	1,636,878
(Variable, U.S. SOFR + 0.74%), 0.81%, 10/24/24^	1,850,000	1,856,773
(Variable, U.S. SOFR + 0.69%), 0.98%, 04/22/25Δ ^	1,555,000	1,563,795

	Par	Value
(Variable, U.S. SOFR + 1.01%), 1.20%, 10/24/26Δ ^	$445,000	$441,827
(Variable, U.S. SOFR + 0.91%), 1.66%, 03/11/27^	1,000,000	1,006,122
(Variable, U.S. SOFR + 0.96%), 1.73%, 07/22/27^	725,000	728,465
Becton Dickinson Euro Finance S.a.r.l.
0.63%, 06/04/23(E)	900,000	1,055,963
1.21%, 06/04/26(E)	120,000	145,119
Becton, Dickinson and Co.
0.03%, 08/13/25(E)	100,000	115,744
Berry Global, Inc.
0.95%, 02/15/24 144A	1,035,000	1,037,463
1.57%, 01/15/26 144A	1,600,000	1,601,584
Boeing Co. (The)
4.51%, 05/01/23	3,000,000	3,170,151
1.43%, 02/04/24	1,970,000	1,973,055
2.20%, 02/04/26	200,000	201,519
Booking Holdings, Inc.
0.10%, 03/08/25(E) Δ	160,000	185,984
Brighthouse Financial Global Funding
1.00%, 04/12/24 144A	330,000	331,753
Broadcom, Inc.
4.70%, 04/15/25	690,000	769,010
3.15%, 11/15/25	750,000	801,923
Brunswick Corporation
0.85%, 08/18/24	1,045,000	1,045,220
Calpine Corporation
5.25%, 06/01/26 144A	135,000	139,047
Cantor Fitzgerald LP
6.50%, 06/17/22 144A	750,000	780,631
Capital One Financial Corporation
0.80%, 06/12/24(E)	900,000	1,064,863
CCO Holdings LLC
5.13%, 05/01/27 144A	400,000	417,024
CDK Global, Inc.
4.88%, 06/01/27	125,000	131,060
CDW LLC
5.50%, 12/01/24	275,000	303,188
CenterPoint Energy Resources Corporation
(Floating, ICE LIBOR USD 3M + 0.50%), 0.62%, 03/02/23†	300,000	300,050
0.70%, 03/02/23	805,000	805,047
Charter Communications Operating LLC
4.46%, 07/23/22	500,000	512,763
4.50%, 02/01/24	2,700,000	2,921,801
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	630,000	711,903
CIT Bank NA
(Variable, U.S. SOFR + 1.72%), 2.97%, 09/27/25^	440,000	463,034
CIT Group, Inc.
5.00%, 08/15/22	750,000	777,188
	Par	Value
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 0.72%), 3.14%, 01/24/23^	$1,850,000	$1,865,658
(Floating, ICE LIBOR USD 3M + 1.02%), 1.14%, 06/01/24† Δ	1,000,000	1,013,606
(Variable, U.S. SOFR + 0.69%), 0.78%, 10/30/24Δ ^	1,775,000	1,782,143
(Variable, U.S. SOFR + 0.67%), 0.98%, 05/01/25^	1,980,000	1,986,889
(Variable, U.S. SOFR + 2.84%), 3.11%, 04/08/26^	525,000	557,601
(Variable, U.S. SOFR + 0.77%), 1.46%, 06/09/27Δ ^	465,000	462,536
Citrix Systems, Inc.
1.25%, 03/01/26	600,000	590,472
CNH Industrial Capital LLC
3.88%, 10/15/21	145,000	145,158
1.95%, 07/02/23	590,000	603,266
CommonSpirit Health
1.55%, 10/01/25	800,000	803,785
Crown Americas LLC
4.75%, 02/01/26	150,000	154,778
Crown Castle International Corporation REIT
1.35%, 07/15/25Δ	335,000	336,762
CrownRock LP
5.63%, 10/15/25 144A	500,000	512,350
Daimler Finance North America LLC
(Floating, ICE LIBOR USD 3M + 0.90%), 1.02%, 02/15/22 144A †	1,000,000	1,003,204
2.55%, 08/15/22 144A Δ	1,000,000	1,019,642
0.75%, 03/01/24 144A Δ	1,790,000	1,793,774
Dell International LLC
5.45%, 06/15/23	1,200,000	1,287,396
Devon Energy Corporation
5.25%, 09/15/24 144A	915,000	1,013,858
Diamondback Energy, Inc.
0.90%, 03/24/23	775,000	774,943
4.75%, 05/31/25	700,000	782,322
Discover Bank
3.35%, 02/06/23	1,590,000	1,647,569
Dollar Tree, Inc.
3.70%, 05/15/23	1,100,000	1,153,356
Endeavor Energy Resources LP
6.63%, 07/15/25 144A	150,000	158,250
Energy Transfer LP
3.60%, 02/01/23	105,000	108,281
4.25%, 03/15/23	1,880,000	1,960,265
2.90%, 05/15/25	260,000	272,638
Entergy Louisiana LLC
0.95%, 10/01/24	1,030,000	1,030,396
EQM Midstream Partners LP
6.50%, 07/01/27 144A	330,000	371,580
Equinix, Inc. REIT
2.63%, 11/18/24	1,185,000	1,241,386
1.25%, 07/15/25	345,000	343,792

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Equitable Financial Life Global Funding
1.00%, 01/09/26 144A	$1,600,000	$1,571,370
Evergy, Inc.
2.45%, 09/15/24	1,020,000	1,066,723
F&G Global Funding
0.90%, 09/20/24 144A	1,860,000	1,857,024
Fidelity National Information Services, Inc.
0.13%, 12/03/22(E)	300,000	349,104
0.75%, 05/21/23(E)	1,050,000	1,234,459
0.60%, 03/01/24Δ	445,000	444,479
FirstEnergy Corporation
3.35%, 07/15/22	2,357,000	2,387,877
4.75%, 03/15/23	570,000	593,587
Fiserv, Inc.
1.13%, 07/01/27(E)	180,000	217,790
Ford Motor Credit Co. LLC
(Floating, ICE LIBOR USD 3M + 0.88%), 1.00%, 10/12/21†	1,200,000	1,200,009
5.60%, 01/07/22	1,800,000	1,823,760
4.14%, 02/15/23	345,000	354,125
3.37%, 11/17/23	750,000	769,613
5.58%, 03/18/24	300,000	322,827
5.13%, 06/16/25	640,000	696,000
FS KKR Capital Corporation
4.75%, 05/15/22	1,000,000	1,022,078
4.25%, 02/14/25 144A	880,000	929,937
GA Global Funding Trust
1.63%, 01/15/26 144A	400,000	403,744
GATX Corporation
(Floating, ICE LIBOR USD 3M + 0.72%), 0.84%, 11/05/21†	500,000	500,369
General Mills, Inc.
0.45%, 01/15/26(E)	100,000	117,812
General Motors Co.
5.40%, 10/02/23	230,000	250,909
General Motors Financial Co., Inc.
4.20%, 11/06/21	395,000	396,400
(Floating, ICE LIBOR USD 3M + 1.55%), 1.68%, 01/14/22†	590,000	592,201
(Floating, ICE LIBOR USD 3M + 1.31%), 1.44%, 06/30/22†	344,000	346,651
1.05%, 03/08/24	675,000	678,094
Glencore Funding LLC
4.63%, 04/29/24 144A	1,800,000	1,962,129
3.88%, 10/27/27	200,000	218,570
Global Payments, Inc.
1.20%, 03/01/26	1,000,000	990,340
Goldman Sachs Group, Inc. (The)
1.38%, 07/26/22(E)	220,000	258,605
0.48%, 01/27/23	1,900,000	1,900,403
(Floating, 0.55% - Euribor 3M), 0.00%, 04/21/23(E) †	210,000	243,790
(Floating, Australian BBSW 3M + 1.20%), 1.22%, 05/16/23(A) †	2,000,000	1,464,176
(Variable, ICE LIBOR USD 3M + 1.05%), 2.91%, 06/05/23^	920,000	935,123
	Par	Value
(Variable, U.S. SOFR + 0.54%), 0.63%, 11/17/23Δ ^	$1,250,000	$1,250,735
(Variable, U.S. SOFR + 0.57%), 0.67%, 03/08/24^	1,830,000	1,832,586
3.50%, 04/01/25	380,000	408,667
(Variable, U.S. SOFR + 0.61%), 0.86%, 02/12/26^	810,000	802,479
Graphic Packaging International LLC
0.82%, 04/15/24 144A	735,000	731,277
Gray Oak Pipeline LLC
2.00%, 09/15/23 144A	445,000	453,705
HCA, Inc.
5.38%, 02/01/25	525,000	587,344
5.88%, 02/15/26	295,000	338,513
Healthpeak Properties, Inc. REIT
1.35%, 02/01/27	145,000	143,496
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25 144A	500,000	523,125
Hughes Satellite Systems Corporation
5.25%, 08/01/26Δ	250,000	282,188
Humana, Inc.
2.90%, 12/15/22	1,700,000	1,748,367
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 144A	510,000	509,988
Hyundai Capital America
1.15%, 11/10/22 144A Δ	3,840,000	3,861,962
1.25%, 09/18/23 144A	900,000	907,959
1.00%, 09/17/24 144A	855,000	852,260
1.65%, 09/17/26 144A	360,000	356,945
Illinois Tool Works, Inc.
0.25%, 12/05/24(E)	180,000	211,093
Infor, Inc.
1.45%, 07/15/23 144A Δ	365,000	368,996
International Flavors & Fragrances, Inc.
0.70%, 09/15/22 144A Δ	315,000	315,994
1.23%, 10/01/25 144A	1,500,000	1,488,227
International Lease Finance Corporation
8.63%, 01/15/22	1,200,000	1,227,346
5.88%, 08/15/22	500,000	523,040
IQVIA, Inc.
5.00%, 05/15/27 144A Δ	200,000	207,986
iStar, Inc. REIT
4.75%, 10/01/24	150,000	158,813
JDE Peet's NV
0.80%, 09/24/24 144A	430,000	428,907
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 0.58%), 0.70%, 03/16/24^	1,825,000	1,830,687
1.50%, 01/27/25(E)	120,000	146,472
(Variable, U.S. SOFR + 0.42%), 0.56%, 02/16/25^	790,000	786,908
(Variable, U.S. SOFR + 1.16%), 2.30%, 10/15/25^	290,000	300,882
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	620,000	637,941

	Par	Value
(Variable, U.S. SOFR + 0.89%), 1.58%, 04/22/27^	$600,000	$601,581
Kinder Morgan, Inc.
(Floating, ICE LIBOR USD 3M + 1.28%), 1.41%, 01/15/23†	660,000	669,474
Kraft Heinz Foods Co.
(Floating, ICE LIBOR USD 3M + 0.82%), 0.95%, 08/10/22†	400,000	400,067
3.88%, 05/15/27	650,000	710,120
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	600,000	4,080
Lennar Corporation
4.13%, 01/15/22	1,250,000	1,251,563
4.50%, 04/30/24	1,000,000	1,082,480
Level 3 Financing, Inc.
5.25%, 03/15/26	250,000	258,313
Live Nation Entertainment, Inc.
6.50%, 05/15/27 144A	125,000	137,656
Lumen Technologies, Inc.
5.13%, 12/15/26 144A	615,000	638,831
4.00%, 02/15/27 144A	300,000	306,915
Marathon Petroleum Corporation
4.70%, 05/01/25	130,000	145,179
Marsh & McLennan Cos., Inc.
1.35%, 09/21/26(E)	145,000	177,729
McCormick & Co., Inc.
2.70%, 08/15/22Δ	200,000	203,781
McDonald’s Corporation
3.30%, 07/01/25	155,000	166,971
Medtronic Global Holdings SCA
0.00%, 12/02/22(E)	255,000	296,685
0.00%, 10/15/25(E)	100,000	116,056
Metropolitan Life Global Funding I
0.70%, 09/27/24 144A Δ	3,000,000	3,004,472
Microchip Technology, Inc.
2.67%, 09/01/23	745,000	772,655
0.97%, 02/15/24 144A	1,380,000	1,381,307
0.98%, 09/01/24 144A	370,000	369,661
4.25%, 09/01/25	250,000	261,471
MMS U.S.A. Holdings, Inc.
0.63%, 06/13/25(E)	100,000	118,189
Morgan Stanley
(Floating, CAD Offered Rate 3M + 0.30%), 0.74%, 02/03/23(C) †	1,500,000	1,188,163
(Variable, U.S. SOFR + 0.46%), 0.53%, 01/25/24^	1,320,000	1,321,224
1.75%, 03/11/24(E)	205,000	248,681
(Variable, U.S. SOFR + 0.62%), 0.73%, 04/05/24^	2,000,000	2,007,109
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 04/24/24^	750,000	787,157
(Variable, U.S. SOFR + 0.51%), 0.79%, 01/22/25^	1,015,000	1,015,160
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	790,000	828,023
(Variable, U.S. SOFR + 0.75%), 0.86%, 10/21/25^	525,000	524,110
MUFG Union Bank NA
2.10%, 12/09/22	1,000,000	1,020,110
	Par	Value
Mylan, Inc.
3.13%, 01/15/23 144A Δ	$1,700,000	$1,756,576
Netflix, Inc.
5.88%, 02/15/25	200,000	228,196
NextEra Energy Operating Partners LP
4.25%, 07/15/24 144A	405,000	429,300
NIKE, Inc.
2.40%, 03/27/25	105,000	110,230
Nissan Motor Acceptance Co. LLC
(Floating, ICE LIBOR USD 3M + 0.69%), 0.82%, 09/28/22 144A †	300,000	300,686
3.45%, 03/15/23 144A	1,350,000	1,397,948
1.13%, 09/16/24 144A	675,000	673,958
Nordstrom, Inc.
2.30%, 04/08/24	250,000	250,038
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G2
6.26%, 11/20/21	18,080	18,315
NRG Energy, Inc.
6.63%, 01/15/27	106,000	109,943
Nuance Communications, Inc.
5.63%, 12/15/26	125,000	129,531
OGE Energy Corporation
0.70%, 05/26/23	380,000	380,040
Oklahoma Gas and Electric Co.
0.55%, 05/26/23	550,000	550,018
ONE Gas, Inc.
0.85%, 03/11/23Δ	780,000	780,144
1.10%, 03/11/24	3,500,000	3,500,188
OneMain Finance Corporation
5.63%, 03/15/23	435,000	458,333
Oracle Corporation
1.65%, 03/25/26	2,050,000	2,079,989
Owl Rock Capital Corporation
4.25%, 01/15/26	510,000	547,708
Owl Rock Technology Finance Corporation
3.75%, 06/17/26 144A	345,000	364,444
Pacific Gas and Electric Co.
(Floating, ICE LIBOR USD 3M + 1.38%), 1.50%, 11/15/21†	910,000	910,393
(Floating, ICE LIBOR USD 3M + 1.48%), 1.60%, 06/16/22†	1,100,000	1,100,470
1.75%, 06/16/22	3,000,000	2,995,509
1.37%, 03/10/23	1,835,000	1,829,001
3.25%, 06/15/23	100,000	102,757
4.25%, 08/01/23	200,000	209,313
3.85%, 11/15/23	100,000	104,215
3.75%, 02/15/24	200,000	208,713
3.45%, 07/01/25	146,000	152,549
2.10%, 08/01/27	600,000	585,939
Pacific Life Global Funding II
(Floating, U.S. SOFR + 0.62%), 0.67%, 06/04/26 144A †	3,400,000	3,426,702
PeaceHealth Obligated Group
1.38%, 11/15/25	104,000	104,932

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Penske Truck Leasing Co. LP
3.45%, 07/01/24 144A	$1,500,000	$1,598,453
2.70%, 11/01/24 144A	1,105,000	1,160,524
1.20%, 11/15/25 144A	295,000	291,709
1.70%, 06/15/26 144A	430,000	432,556
PerkinElmer, Inc.
0.55%, 09/15/23	385,000	385,371
0.85%, 09/15/24	690,000	690,167
Phillips 66
0.90%, 02/15/24	585,000	585,161
Pioneer Natural Resources Co.
0.55%, 05/15/23	385,000	385,491
0.75%, 01/15/24	455,000	454,643
1.13%, 01/15/26	280,000	276,540
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A	250,000	266,950
PulteGroup, Inc.
5.00%, 01/15/27Δ	64,000	74,216
Quanta Services, Inc.
0.95%, 10/01/24	385,000	385,232
Reliance Standard Life Global Funding II
2.15%, 01/21/23 144A	465,000	475,224
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	1,100,000	1,112,661
5.75%, 05/15/24	1,333,000	1,485,003
Santander Holdings U.S.A., Inc.
3.70%, 03/28/22	510,000	516,563
SBA Tower Trust REIT
2.84%, 01/15/25 144A	3,225,000	3,343,708
1.88%, 01/15/26 144A	680,000	689,244
1.63%, 11/15/26 144A	800,000	798,929
Simon International Finance SCA REIT
1.38%, 11/18/22(E)	105,000	123,578
Sirius XM Radio, Inc.
3.13%, 09/01/26 144A	600,000	609,000
SK Battery America, Inc.
2.13%, 01/26/26	200,000	197,602
Skyworks Solutions, Inc.
0.90%, 06/01/23	125,000	125,257
SLM Corporation
5.13%, 04/05/22	404,000	410,880
Southern California Edison Co.
1.85%, 02/01/22	107,143	107,486
Southwest Airlines Co.
4.75%, 05/04/23	675,000	718,754
Sprint Corporation
7.88%, 09/15/23	665,000	743,869
Sprint Spectrum Co. LLC
4.74%, 03/20/25 144A	389,375	416,339
Steel Dynamics, Inc.
2.40%, 06/15/25	35,000	36,446
Stellantis Finance U.S., Inc.
1.71%, 01/29/27 144A	1,000,000	997,294
	Par	Value
Stryker Corporation
0.60%, 12/01/23	$265,000	$265,017
Synchrony Financial
2.85%, 07/25/22	232,000	236,245
4.50%, 07/23/25	410,000	452,944
Target Corporation
2.25%, 04/15/25	135,000	140,875
TerraForm Power Operating LLC
4.25%, 01/31/23 144A	150,000	154,392
T-Mobile U.S.A., Inc.
1.50%, 02/15/26	2,732,000	2,742,644
2.25%, 02/15/26Δ	205,000	207,563
2.63%, 04/15/26	84,000	85,995
Toll Brothers Finance Corporation
4.38%, 04/15/23	200,000	207,100
Truist Financial Corporation
2.20%, 03/16/23Δ	1,185,000	1,216,102
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	217,957	244,347
United Airlines Pass-Through Trust, Series 2020-1, Class B
4.88%, 01/15/26	42,041	44,415
Valero Energy Corporation
2.70%, 04/15/23	1,000,000	1,032,498
Ventas Realty LP REIT
2.65%, 01/15/25	695,000	726,702
Verizon Communications, Inc.
(Floating, ICE LIBOR USD 3M + 1.10%), 1.22%, 05/15/25†	1,000,000	1,028,186
1.75%, 01/20/31	220,000	209,265
Viasat, Inc.
5.63%, 04/15/27 144A	475,000	495,781
Vistra Operations Co. LLC
3.55%, 07/15/24 144A	900,000	946,899
5.63%, 02/15/27 144A Δ	250,000	259,078
VMware, Inc.
1.00%, 08/15/24	770,000	772,682
1.40%, 08/15/26	795,000	791,786
Volkswagen Group of America Finance LLC
2.90%, 05/13/22 144A	430,000	436,770
2.70%, 09/26/22 144A	2,000,000	2,045,424
0.88%, 11/22/23 144A	1,305,000	1,311,803
Wells Fargo & Co.
(Variable, U.S. SOFR + 0.51%), 0.81%, 05/19/25^	405,000	405,630
WESCO Distribution, Inc.
7.13%, 06/15/25 144A	520,000	555,558
Western Midstream Operating LP
4.65%, 07/01/26	325,000	352,167
Westinghouse Air Brake Technologies Corporation
4.40%, 03/15/24	800,000	860,255
3.20%, 06/15/25	325,000	345,047

	Par	Value
WRKCo, Inc.
3.75%, 03/15/25	$115,000	$124,511
Yum! Brands, Inc.
7.75%, 04/01/25 144A	430,000	460,304
Total Corporate Bonds (Cost $216,779,335)		218,706,228
FOREIGN BONDS — 16.4%
Australia — 0.3%
APT Pipelines, Ltd.
4.25%, 07/15/27	200,000	227,312
Mirvac Group Finance, Ltd.
3.63%, 03/18/27	200,000	216,907
NBN Co., Ltd.
0.88%, 10/08/24 144A	880,000	877,227
Santos Finance, Ltd.
4.13%, 09/14/27	200,000	214,447
Westpac Banking Corporation
3.15%, 01/16/24 144A	1,275,000	1,352,046
Woodside Finance, Ltd.
3.70%, 09/15/26 144A	400,000	432,294
		3,320,233
Austria — 0.0%
Klabin Austria GmbH
3.20%, 01/12/31 144A	200,000	191,002
Suzano Austria GmbH
3.13%, 01/15/32	45,000	43,515
		234,517
Belgium — 0.0%
KBC Group NV
1.13%, 01/25/24(E)	200,000	239,153
Bermuda — 0.1%
Triton Container International, Ltd.
0.80%, 08/01/23 144A	630,000	629,680
Brazil — 0.3%
Banco Bradesco SA
2.85%, 01/27/23 144A	1,495,000	1,520,056
Brazilian Government International Bond
3.88%, 06/12/30Δ	288,000	279,706
Itau Unibanco Holding SA
2.90%, 01/24/23 144A	920,000	934,959
Nexa Resources SA
5.38%, 05/04/27 144A	200,000	210,252
Vale Overseas, Ltd.
6.25%, 08/10/26	80,000	94,639
		3,039,612
Canada — 1.0%
1011778 BC ULC
5.75%, 04/15/25 144A	200,000	210,220
Bank of Nova Scotia (The)
(Floating, U.S. SOFR + 0.61%), 0.66%, 09/15/26†	1,500,000	1,505,634
CDP Financial, Inc.
1.00%, 05/26/26 144A	520,000	519,194
	Par	Value
CPPIB Capital, Inc.
0.50%, 09/16/24 144A Δ	$1,265,000	$1,261,224
Element Fleet Management Corporation
1.60%, 04/06/24 144A Δ	315,000	319,664
GFL Environmental, Inc.
5.13%, 12/15/26 144A	400,000	420,544
National Bank of Canada
0.75%, 08/06/24	1,485,000	1,481,581
OMERS Finance Trust
1.13%, 04/14/23 144A	1,770,000	1,792,274
1.10%, 03/26/26 144A	675,000	675,916
Royal Bank of Canada
(Floating, U.S. SOFR + 0.53%), 0.58%, 01/20/26†	2,000,000	2,008,989
Toronto-Dominion Bank (The)
0.38%, 04/25/24(E)	305,000	358,299
		10,553,539
Chile — 0.0%
Chile Government International Bond
2.45%, 01/31/31	237,000	235,206
China — 0.5%
AAC Technologies Holdings, Inc.
2.63%, 06/02/26	200,000	199,754
Avolon Holdings Funding, Ltd.
5.50%, 01/15/23 144A	900,000	946,895
Baidu, Inc.
2.88%, 07/06/22Δ	235,000	238,689
CDBL Funding 1
3.50%, 10/24/27	200,000	212,028
China Mengniu Dairy Co., Ltd.
1.88%, 06/17/25	200,000	200,553
CICC Hong Kong Finance 2016 MTN, Ltd.
2.00%, 01/26/26	200,000	199,768
Contemporary Ruiding Development, Ltd.
1.88%, 09/17/25	200,000	201,153
Country Garden Holdings Co., Ltd.
5.63%, 12/15/26	200,000	206,609
Huarong Finance 2017 Co., Ltd.
4.25%, 11/07/27	200,000	184,000
Longfor Group Holdings, Ltd.
3.90%, 04/16/23	200,000	206,458
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	700,000	725,238
4.50%, 03/15/23 144A	1,000,000	1,045,182
Sino-Ocean Land Treasure Finance II, Ltd.
5.95%, 02/04/27	200,000	211,182
Sinopec Group Overseas Development 2017, Ltd.
3.63%, 04/12/27	200,000	218,958
Vigorous Champion International, Ltd.
2.75%, 06/02/25	200,000	201,000

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Weibo Corporation
3.50%, 07/05/24	$200,000	$208,402
Zhongsheng Group Holdings, Ltd.
3.00%, 01/13/26	200,000	202,359
		5,608,228
Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27	270,000	280,360
4.50%, 03/15/29	259,000	273,882
Ecopetrol SA
5.38%, 06/26/26	200,000	217,620
Millicom International Cellular SA
4.50%, 04/27/31 144A	200,000	209,461
SURA Asset Management SA
4.88%, 04/17/24 144A	100,000	107,876
		1,089,199
Denmark — 0.5%
Danske Bank A/S
3.88%, 09/12/23 144A	400,000	423,347
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.03%), 1.17%, 12/08/23 144A ^	2,400,000	2,411,941
5.38%, 01/12/24 144A	600,000	658,631
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.98%, 09/10/25 144A ^	685,000	684,060
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	540,000	540,286
		4,718,265
Dominican Republic — 0.0%
Dominican Republic International Bond
4.88%, 09/23/32 144A	150,000	153,377
6.40%, 06/05/49	150,000	159,151
		312,528
Finland — 0.1%
CRH Finland Services OYJ
0.88%, 11/05/23(E)	180,000	213,135
Nordea Bank Abp
1.50%, 09/30/26 144A	700,000	698,277
		911,412
France — 0.6%
Banque Federative du Credit Mutuel SA
0.75%, 06/15/23(E)	100,000	118,077
0.13%, 02/05/24(E)	200,000	233,848
0.65%, 02/27/24 144A	1,140,000	1,138,626
1.00%, 02/04/25 144A	1,865,000	1,866,519
BNP Paribas SA
3.50%, 03/01/23 144A	400,000	417,039
(Variable, U.S. SOFR + 1.00%), 1.32%, 01/13/27 144A ^	540,000	531,143
	Par	Value
(Variable, 0.70% - Euribor 3M), 0.25%, 04/13/27(E) ^	$300,000	$346,063
BPCE SA
0.63%, 04/28/25(E)	100,000	118,583
Capgemini SE
0.63%, 06/23/25(E)	200,000	237,504
Credit Agricole SA
(Variable, U.S. SOFR + 0.89%), 1.25%, 01/26/27 144A ^	500,000	493,130
Engie SA
0.38%, 02/28/23(E)	200,000	233,639
PSA Banque France SA
0.00%, 01/22/25(E)	100,000	115,793
RCI Banque SA
0.75%, 04/10/23(E)	425,000	497,621
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.49%, 12/14/26 144A ^	200,000	197,851
Veolia Environnement SA
0.67%, 03/30/22(E)	200,000	232,281
		6,777,717
Germany — 0.2%
Amphenol Technologies Holding GmbH
0.75%, 05/04/26(E)	120,000	143,246
Commerzbank AG
(Variable, 1.30% - Euribor 3M), 0.75%, 03/24/26(E) ^	100,000	118,189
Deutsche Bank AG
(Variable, U.S. SOFR + 1.13%), 1.45%, 04/01/25^	150,000	151,075
(Variable, 1.60% - Euribor 3M), 1.00%, 11/19/25(E) ^	100,000	118,400
E.ON SE
0.00%, 10/24/22(E)	240,000	279,021
KION Group AG
1.63%, 09/24/25(E) Δ	100,000	122,167
Traton Finance Luxembourg SA
0.00%, 06/14/24(E)	100,000	115,924
0.13%, 03/24/25(E)	200,000	231,794
Volkswagen Bank GmbH
0.38%, 07/05/22(E)	300,000	349,452
1.88%, 01/31/24(E)	300,000	362,902
Volkswagen Leasing GmbH
1.00%, 02/16/23(E)	260,000	306,079
0.38%, 07/20/26(E)	60,000	69,686
Vonovia SE
0.00%, 09/16/24(E)	100,000	116,232
		2,484,167
Guatemala — 0.0%
Central American Bottling Corporation
5.75%, 01/31/27 144A	200,000	206,349
Hong Kong — 0.1%
CITIC, Ltd.
3.88%, 02/28/27	200,000	217,771

	Par	Value
CMB International Leasing Management, Ltd.
1.25%, 09/16/24	$200,000	$198,826
CMB Wing Lung Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.75%), 3.75%, 11/22/27^	200,000	204,418
GLP China Holdings, Ltd.
4.97%, 02/26/24	200,000	213,080
Hysan MTN, Ltd.
2.88%, 06/02/27	200,000	209,685
		1,043,780
India — 0.2%
Adani Transmission, Ltd.
4.00%, 08/03/26	200,000	212,195
ICICI Bank, Ltd.
3.80%, 12/14/27	200,000	215,215
Indian Railway Finance Corporation, Ltd.
3.73%, 03/29/24	200,000	211,378
NTPC, Ltd.
3.75%, 04/03/24	200,000	210,362
Oil India, Ltd.
5.38%, 04/17/24	200,000	219,008
REC, Ltd.
3.88%, 07/07/27	200,000	210,252
Shriram Transport Finance Co., Ltd.
5.10%, 07/16/23 144A	275,000	280,342
		1,558,752
Indonesia — 0.2%
Indonesia Government International Bond
4.75%, 02/11/29	246,000	287,140
Pelabuhan Indonesia II PT
4.25%, 05/05/25	200,000	217,750
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23 144A	1,175,000	1,236,905
Pertamina Persero PT
1.40%, 02/09/26	200,000	196,412
3.10%, 08/27/30	200,000	204,641
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 05/15/27	200,000	217,000
		2,359,848
Ireland — 0.5%
Abbott Ireland Financing DAC
0.88%, 09/27/23(E)	200,000	237,119
0.10%, 11/19/24(E)	170,000	198,747
AerCap Ireland Capital DAC
3.50%, 05/26/22	400,000	406,733
3.30%, 01/23/23	155,000	159,747
2.88%, 08/14/24	150,000	156,320
3.50%, 01/15/25Δ	350,000	368,481
Ardagh Packaging Finance PLC
5.25%, 04/30/25 144A Δ	250,000	261,382
ESB Finance DAC
3.49%, 01/12/24(E)	100,000	125,457
	Par	Value
Fresenius Finance Ireland PLC
0.00%, 10/01/25(E)	$100,000	$115,521
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 144A	540,000	549,642
4.13%, 07/15/23 144A	1,800,000	1,902,558
3.55%, 04/15/24 144A	800,000	847,459
Smurfit Kappa Treasury ULC
1.50%, 09/15/27(E)	100,000	122,971
		5,452,137
Italy — 0.2%
ACEA SpA
0.00%, 09/28/25(E)	100,000	115,925
FCA Bank SpA
0.50%, 09/18/23(E)	1,010,000	1,182,329
0.00%, 04/16/24(E)	100,000	115,940
Snam SpA
0.00%, 08/15/25(E)	100,000	115,796
Telecom Italia SpA
5.30%, 05/30/24 144A	200,000	215,720
UniCredit SpA
6.95%, 10/31/22(E)	225,000	279,823
		2,025,533
Japan — 3.9%
Central Nippon Expressway Co., Ltd.
(Floating, ICE LIBOR USD 3M + 0.56%), 0.69%, 11/02/21†	1,000,000	1,000,279
2.85%, 03/03/22	2,000,000	2,020,190
Denso Corporation
1.24%, 09/16/26	200,000	198,651
Japan Treasury Discount Bills
(0.11)%, 11/08/21(J) Ω	1,485,000,000	13,344,517
Mitsubishi UFJ Financial Group, Inc.
2.67%, 07/25/22	2,000,000	2,039,177
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.68%), 0.85%, 09/15/24^	1,745,000	1,753,192
1.41%, 07/17/25	265,000	266,643
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.95%, 07/19/25^	1,880,000	1,882,625
Mizuho Financial Group, Inc.
(Variable, ICE LIBOR USD 3M + 0.84%), 2.72%, 07/16/23^	640,000	651,741
(Floating, Australian BBSW 3M + 1.40%), 1.43%, 07/19/23(A) †	3,100,000	2,279,540
0.52%, 06/10/24(E)	100,000	117,848
(Floating, ICE LIBOR USD 3M + 0.99%), 1.11%, 07/10/24†	1,000,000	1,013,419
(Variable, 1.25% - U.S. SOFR), 1.24%, 07/10/24^	520,000	526,218
Nissan Motor Co., Ltd.
3.04%, 09/15/23 144A	3,485,000	3,626,051
3.52%, 09/17/25 144A	600,000	638,237
2.65%, 03/17/26(E)	110,000	138,261
4.35%, 09/17/27 144A Δ	215,000	236,349
Nomura Holdings, Inc.
2.65%, 01/16/25	600,000	625,219
1.85%, 07/16/25Δ	2,700,000	2,741,284

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
NTT Finance Corporation
0.58%, 03/01/24 144A	$800,000	$799,161
ORIX Corporation
3.20%, 01/19/22	700,000	705,463
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/24	1,600,000	1,595,288
1.47%, 07/08/25	1,100,000	1,109,282
Sumitomo Mitsui Trust Bank, Ltd.
0.85%, 03/25/24 144A	960,000	962,547
0.80%, 09/16/24 144A	1,000,000	998,108
		41,269,290
Jersey — 0.0%
Heathrow Funding, Ltd.
1.50%, 10/12/25(E)	185,000	223,925
Mexico — 0.2%
Cemex SAB de CV
5.20%, 09/17/30 144A	200,000	215,060
Industrias Penoles SAB de CV
4.75%, 08/06/50 144A	200,000	221,500
Mexico City Airport Trust
4.25%, 10/31/26 144A	200,000	213,650
Mexico Government International Bond
4.75%, 04/27/32	295,000	332,545
Operadora de Servicios Mega SA de CV Sofom ER
8.25%, 02/11/25 144A	200,000	201,841
Petroleos Mexicanos
6.88%, 08/04/26	119,000	129,573
6.84%, 01/23/30	126,000	130,312
5.95%, 01/28/31Δ	133,000	129,106
		1,573,587
Morocco & Antilles — 0.0%
Morocco Government International Bond
3.00%, 12/15/32 144A	200,000	190,593
4.00%, 12/15/50 144A	200,000	182,974
		373,567
Netherlands — 0.8%
BMW Finance NV
0.00%, 04/14/23(E)	290,000	337,781
Conti-Gummi Finance BV
1.13%, 09/25/24(E)	110,000	131,515
Daimler International Finance BV
0.25%, 11/06/23(E)	90,000	105,221
Digital Dutch Finco BV REIT
0.63%, 07/15/25(E)	300,000	354,431
E.ON International Finance BV
0.75%, 11/30/22(E)	50,000	58,491
Enel Finance International NV
0.00%, 06/17/24(E)	200,000	232,835
2.65%, 09/10/24Δ	500,000	524,066
1.38%, 07/12/26 144A	370,000	368,071
	Par	Value
Equate Petrochemical BV
4.25%, 11/03/26	$200,000	$220,614
ING Bank NV
(Floating, 0.40% - Euribor 3M), 0.00%, 04/08/22(E) †	200,000	232,304
ING Groep NV
1.00%, 09/20/23(E)	200,000	237,570
(Variable, 0.60% - Euribor 3M), 0.10%, 09/03/25(E) ^	100,000	116,218
(Variable, U.S. SOFR + 1.01%), 1.73%, 04/01/27^	200,000	201,224
LeasePlan Corporation NV
2.88%, 10/24/24 144A	1,900,000	1,989,515
NXP BV
2.70%, 05/01/25 144A	50,000	52,253
3.88%, 06/18/26 144A	300,000	330,670
PACCAR Financial Europe BV
0.00%, 03/01/26(E)	300,000	348,303
Petrobras Global Finance BV
5.30%, 01/27/25	81,000	90,611
Redexis Gas Finance BV
1.88%, 05/28/25(E)	100,000	122,584
Sensata Technologies BV
5.00%, 10/01/25 144A	200,000	220,500
Siemens Financieringsmaatschappij NV
0.38%, 09/06/23(E)	235,000	276,307
Stellantis NV
5.25%, 04/15/23	1,000,000	1,067,880
3.38%, 07/07/23(E)	145,000	176,939
Upjohn Finance BV
0.82%, 06/23/22(E)	220,000	256,895
VEON Holdings BV
3.38%, 11/25/27 144A	200,000	203,012
Viterra Finance BV
0.38%, 09/24/25(E)	160,000	185,388
Vonovia Finance BV
0.13%, 04/06/23(E)	200,000	232,955
1.63%, 04/07/24(E)	100,000	120,515
		8,794,668
Norway — 0.1%
Aker BP ASA
2.88%, 01/15/26 144A	895,000	946,437
Panama — 0.0%
Panama Government International Bond
2.25%, 09/29/32	225,000	212,247
Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33 144A	344,000	331,530
Peru — 0.1%
Fondo MIVIVIENDA SA
3.50%, 01/31/23 144A	690,000	709,765

	Par	Value
Kallpa Generacion SA
4.88%, 05/24/26	$200,000	$214,494
Peruvian Government International Bond
1.86%, 12/01/32	197,000	179,418
		1,103,677
Philippines — 0.0%
Philippine Government International Bond
3.75%, 01/14/29	200,000	223,353
Qatar — 0.4%
ABQ Finance, Ltd.
1.88%, 09/08/25	200,000	200,100
Qatar Government International Bond
4.50%, 04/23/28	200,000	233,604
4.00%, 03/14/29 144A	200,000	227,740
QNB Finance, Ltd.
(Floating, ICE LIBOR USD 3M + 1.00%), 1.13%, 05/02/22†	3,000,000	3,013,125
		3,674,569
Romania — 0.0%
Romanian Government International Bond
3.00%, 02/14/31 144A	138,000	141,082
Russia — 0.0%
Russian Foreign Bond - Eurobond
4.25%, 06/23/27	200,000	223,118
Saudi Arabia — 0.4%
Samba Funding, Ltd.
2.90%, 01/29/27	200,000	209,159
Saudi Arabian Oil Co.
1.25%, 11/24/23 144A	490,000	493,565
Saudi Government International Bond
2.38%, 10/26/21	2,700,000	2,704,080
3.63%, 03/04/28	200,000	219,972
4.38%, 04/16/29 144A	200,000	230,839
		3,857,615
Singapore — 0.3%
BOC Aviation, Ltd.
3.00%, 05/23/22	700,000	707,420
2.75%, 12/02/23	1,800,000	1,860,372
3.50%, 09/18/27	200,000	213,051
BPRL International Singapore Pte., Ltd.
4.38%, 01/18/27	200,000	212,110
Continuum Energy Levanter Pte., Ltd.
4.50%, 02/09/27 144A	198,500	205,695
		3,198,648
South Korea — 0.9%
Export-Import Bank of Korea
(Floating, Australian BBSW 3M + 0.95%), 0.97%, 10/30/23(A) †	2,000,000	1,465,615
Hana Bank
(Floating, ICE LIBOR USD 3M + 0.88%), 0.99%, 09/14/22†	1,000,000	1,005,593
	Par	Value
(Floating, ICE LIBOR USD 3M + 0.80%), 0.91%, 03/13/23†	$500,000	$503,075
Hyundai Capital Services, Inc.
3.63%, 08/29/27	200,000	219,103
Industrial Bank of Korea
2.13%, 10/23/24 144A	3,100,000	3,236,173
Kia Corporation
3.00%, 04/25/23	510,000	528,692
1.75%, 10/16/26	200,000	200,630
Kookmin Bank
3.63%, 10/23/21	1,000,000	1,001,645
Mirae Asset Securities Co., Ltd.
2.63%, 07/30/25	200,000	205,561
SK Telecom Co., Ltd.
3.75%, 04/16/23	900,000	942,312
		9,308,399
Spain — 0.3%
Amadeus IT Group SA
(Floating, 0.65% - Euribor 3M), 0.11%, 02/09/23(E) †	700,000	811,442
2.50%, 05/20/24(E)	200,000	245,893
Banco de Sabadell SA
(Variable, 0.97% - EUR Swap Rate 1Y), 0.63%, 11/07/25(E) ^	100,000	117,110
(Variable, 1.55% - EUR Swap Rate 1Y), 1.13%, 03/11/27(E) ^	100,000	119,177
Banco Santander SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 0.70%, 06/30/24^	1,200,000	1,202,533
2.75%, 05/28/25	400,000	419,742
1.85%, 03/25/26	400,000	405,323
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.90%), 1.72%, 09/14/27^	200,000	199,178
		3,520,398
Sweden — 0.3%
Akelius Residential Property AB
1.13%, 03/14/24(E)	1,100,000	1,308,533
Stadshypotek AB
2.50%, 04/05/22 144A Δ	1,000,000	1,011,625
Svenska Handelsbanken AB
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.63%), 1.42%, 06/11/27 144A ^	250,000	248,962
		2,569,120
Switzerland — 0.8%
Credit Suisse Group AG
3.57%, 01/09/23 144A	750,000	756,189
(Variable, U.S. SOFR + 0.98%), 1.31%, 02/02/27 144A ^	700,000	684,780
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 09/15/22	450,000	464,800

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
SIG Combibloc PurchaseCo S.a.r.l.
1.88%, 06/18/23(E)	$300,000	$358,031
2.13%, 06/18/25(E)	100,000	122,518
UBS AG
(Floating, U.S. SOFR + 0.36%), 0.41%, 02/09/24 144A †	3,000,000	3,011,757
UBS Group AG
3.49%, 05/23/23 144A	1,800,000	1,835,032
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 1.01%, 07/30/24 144A ^	690,000	694,682
(Variable, 0.55% - EUR Swap Rate 1Y), 0.25%, 01/29/26(E) ^	200,000	233,201
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%), 1.49%, 08/10/27 144A ^	600,000	593,420
		8,754,410
Thailand — 0.0%
PTTEP Treasury Center Co., Ltd.
2.59%, 06/10/27	200,000	207,308
United Arab Emirates — 0.2%
First Abu Dhabi Bank PJSC
1.38%, 02/19/23(U)	1,666,000	2,264,953
Sharjah Sukuk Program, Ltd.
2.94%, 06/10/27	200,000	202,965
		2,467,918
United Kingdom — 2.8%
Barclays PLC
(Variable, ICE LIBOR USD 3M + 1.40%), 4.61%, 02/15/23^	600,000	609,204
(Floating, Australian BBSW 3M + 1.80%), 1.81%, 06/15/23(A) †	1,000,000	739,144
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 05/16/24^	900,000	952,926
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 1.01%, 12/10/24^	1,970,000	1,979,638
(Variable, 3.70% - EUR Swap Rate 1Y), 3.38%, 04/02/25(E) ^	100,000	125,407
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	1,000,000	1,050,734
BG Energy Capital PLC
4.00%, 10/15/21 144A	1,000,000	1,001,503
HSBC Holdings PLC
(Floating, Australian BBSW 3M + 1.10%), 1.12%, 02/16/24(A) †	1,300,000	948,087
(Floating, ICE LIBOR USD 3M + 1.23%), 1.34%, 03/11/25† Δ	3,000,000	3,060,975
(Variable, U.S. SOFR + 1.40%), 2.63%, 11/07/25^	300,000	313,017
Informa PLC
1.50%, 07/05/23(E)	200,000	237,799
2.13%, 10/06/25(E)	485,000	595,326
	Par	Value
Lloyds Banking Group PLC
(Variable, ICE LIBOR USD 3M + 1.25%), 2.86%, 03/17/23^	$2,500,000	$2,528,011
LSEGA Financing PLC
0.65%, 04/06/24 144A	200,000	199,566
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	100,000	116,709
Nationwide Building Society
2.00%, 01/27/23 144A Δ	900,000	919,846
1.70%, 02/13/23 144A	2,900,000	2,954,220
(Variable, ICE LIBOR USD 3M + 1.18%), 3.62%, 04/26/23 144A ^	1,500,000	1,526,219
0.55%, 01/22/24 144A	1,845,000	1,839,020
Natwest Group PLC
(Floating, ICE LIBOR USD 3M + 1.47%), 1.59%, 05/15/23†	1,000,000	1,008,288
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.15%), 2.36%, 05/22/24^	375,000	384,907
NatWest Markets PLC
2.38%, 05/21/23 144A	1,800,000	1,855,997
1.60%, 09/29/26 144A	545,000	544,937
Royalty Pharma PLC
0.75%, 09/02/23	920,000	923,170
Santander UK Group Holdings PLC
3.57%, 01/10/23	350,000	353,030
(Variable, ICE LIBOR USD 3M + 1.08%), 3.37%, 01/05/24^	215,000	222,133
Santander UK PLC
1.63%, 02/12/23 144A Δ	2,100,000	2,141,664
Standard Chartered PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.17%), 1.32%, 10/14/23 144A ^	200,000	201,294
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.78%), 0.99%, 01/12/25 144A ^	440,000	438,775
Virgin Money UK PLC
(Variable, 0.85% - EUR Swap Rate 1Y), 0.38%, 05/27/24(E) ^	110,000	128,526
WPP Finance 2013
3.00%, 11/20/23(E)	200,000	247,708
		30,147,780
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	84,713	97,336
Total Foreign Bonds (Cost $175,183,350)		176,019,837

	Par	Value
MORTGAGE-BACKED SECURITIES — 16.8%
Alen Mortgage Trust, Series 2021-ACEN, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.23%, 04/15/34 144A †	$350,000	$350,898
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 1.01%, 11/25/46†	581,504	242,356
AOA Mortgage Trust, Series 2015-1177, Class A
2.96%, 12/13/29 144A	1,330,000	1,329,981
Avon Finance No. 2 PLC, Class A
(Floating, SONIA Deposit Rates Swap 3M + 0.90%), 0.95%, 09/20/48(U) 144A †	1,298,838	1,755,690
Banc of America Funding Trust, Series 2006-J, Class 4A1
3.41%, 01/20/47† γ	120,663	116,752
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
2.37%, 01/25/34† γ	23,189	22,953
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A
(Floating, U.S. 30-Day Average SOFR + 1.16%, 1.05% Floor), 1.21%, 09/15/36 144A †	51,662	51,706
BANK, Series 2019-BNK18, Class A2
3.47%, 05/15/62	610,000	645,040
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
2.54%, 01/25/34† γ	72,001	74,827
Bear Stearns ARM Trust, Series 2004-5, Class 2A
2.92%, 07/25/34† γ	69,137	71,987
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM
5.51%, 01/12/45† γ	116,830	116,303
Bellemeade RE, Ltd., Series 2021-3A, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor), 1.05%, 09/25/31 144A †	900,000	902,994
Brass No. 8 PLC, Class A1
(Floating, ICE LIBOR USD 3M + 0.70%), 0.82%, 11/16/66 144A †	114,247	114,781
BX Commercial Mortgage Trust, Series 2019-XL, Class A
(Floating, ICE LIBOR USD 1M + 0.92%, 0.92% Floor), 1.00%, 10/15/36 144A †	1,581,768	1,586,359
BX Commercial Mortgage Trust, Series 2019-XL, Class B
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 1.16%, 10/15/36 144A †	592,058	593,068
	Par	Value
BX Commercial Mortgage Trust, Series 2019-XL, Class D
(Floating, ICE LIBOR USD 1M + 1.45%, 1.45% Floor), 1.53%, 10/15/36 144A †	$693,680	$695,160
BX Commercial Mortgage Trust, Series 2020-BXLP, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 0.88%, 12/15/36 144A †	797,180	798,702
BX Commercial Mortgage Trust, Series 2020-BXLP, Class E
(Floating, ICE LIBOR USD 1M + 1.60%, 1.60% Floor), 1.68%, 12/15/36 144A †	322,558	323,202
BX Commercial Mortgage Trust, Series 2020-VKNG, Class B
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 1.21%, 10/15/37 144A †	1,420,000	1,422,065
BX Commercial Mortgage Trust, Series 2021-SOAR, Class A
(Floating, ICE LIBOR USD 1M + 0.67%, 0.67% Floor), 0.75%, 06/15/38 144A †	2,310,000	2,313,881
BX Commercial Mortgage Trust, Series 2021-VINO, Class A
(Floating, ICE LIBOR USD 1M + 0.65%, 0.65% Floor), 0.74%, 05/15/38 144A †	280,000	280,604
BX Trust, Series 2018-BILT, Class D
(Floating, ICE LIBOR USD 1M + 1.77%, 1.77% Floor), 1.85%, 05/15/30 144A †	235,000	234,339
BX Trust, Series 2021-LBA, Class AJV
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 0.88%, 02/15/36 144A †	240,000	240,632
BX Trust, Series 2021-LBA, Class AV
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 0.88%, 02/15/36 144A †	330,000	330,869
BX Trust, Series 2021-VIEW, Class A
(Floating, ICE LIBOR USD 1M + 1.28%, 1.28% Floor), 1.36%, 06/15/23 144A †	150,000	150,404
Canterbury Finance PLC, No. 1, Class A2
(Floating, SONIA Deposit Rates Swap 3M + 1.35%), 1.40%, 05/16/56(U) †	967,840	1,319,021
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	1,500,000	1,601,280
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, ICE LIBOR USD 1M + 0.90%, 6.50% Cap), 0.99%, 07/25/49 144A †	61,889	62,225

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	$126,442	$129,149
CHC Commercial Mortgage Trust, Series 2019-CHC, Class D
(Floating, ICE LIBOR USD 1M + 2.05%, 2.05% Floor), 2.13%, 06/15/34 144A †	2,124,493	2,106,464
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor, 11.50% Cap), 0.63%, 02/25/35†	45,201	44,783
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4
2.90%, 07/10/49	641,000	682,491
Citigroup Commercial Mortgage Trust, Series 2016-P5, Class AAB
2.84%, 10/10/49	1,010,000	1,054,099
Cold Storage Trust, Series 2020-ICE5, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 0.98%, 11/15/37 144A †	4,865,803	4,881,212
COMM Mortgage Trust, Series 2012-CR4, Class ASB
2.44%, 10/15/45	240,353	242,911
COMM Mortgage Trust, Series 2013-CR8, Class A5
3.61%, 06/10/46	750,000	782,294
COMM Mortgage Trust, Series 2013-SFS, Class A1
1.87%, 04/12/35 144A	139,733	140,348
COMM Mortgage Trust, Series 2014-CR21, Class A3
3.53%, 12/10/47	566,458	601,382
COMM Mortgage Trust, Series 2014-UBS5, Class ASB
3.55%, 09/10/47	220,851	229,136
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	132,333	138,593
COMM Mortgage Trust, Series 2021-LBA, Class A
(Floating, ICE LIBOR USD 1M + 0.69%, 0.69% Floor), 0.77%, 03/15/38 144A †	1,800,000	1,801,644
COMM, Series 2015-PC1, Class A4
3.62%, 07/10/50	450,342	467,515
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
2.03%, 01/15/49† IO γ	631,828	45,410
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A1
2.99%, 03/15/52	629,417	642,873
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	315,000	324,039
	Par	Value
CSMC, Series 2021-980M, Class C
3.20%, 07/15/31 144A	$150,000	$153,048
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A1
(Step to 5.39% on 11/25/21), 6.37%, 10/25/36 STEP	121,334	122,389
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A2
(Step to 5.39% on 11/25/21), 6.39%, 10/25/36 STEP	121,334	122,388
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 1.16%, 07/15/38 144A †	2,238,355	2,248,343
Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.25%, 2.25% Floor), 2.34%, 07/25/30†	781,112	792,122
Federal Home Loan Mortgage Corporation
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.19% Cap), 2.40%, 07/01/27†	1,417	1,418
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.15% Cap), 2.35%, 11/01/31†	10,394	10,472
3.00%, 12/01/31	2,701,458	2,888,869
3.00%, 01/01/32	2,715,123	2,899,873
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.86% Cap), 2.38%, 04/01/32†	2,996	3,021
3.50%, 02/01/33	2,847,191	3,088,851
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.77% Cap), 2.16%, 06/01/33†	221,596	236,066
3.00%, 07/01/33	2,810,155	2,982,160
(Floating, ICE LIBOR USD 1Y + 1.75%, 1.75% Floor, 10.84% Cap), 2.00%, 08/01/35†	49,292	51,008
(Floating, ICE LIBOR USD 1Y + 1.35%, 1.35% Floor, 10.36% Cap), 1.63%, 09/01/35†	69,895	73,140
(Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 10.80% Cap), 2.06%, 10/01/35†	96,207	101,703
3.00%, 02/01/36	57,625	61,113
4.00%, 11/01/36	7,155	7,843
4.00%, 06/01/37	86,604	94,647
4.50%, 07/01/47	51,633	57,457

	Par	Value
4.50%, 03/01/49	$2,333,910	$2,613,263
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 0.58%, 10/15/36†	880,690	891,329
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	46,035	49,401
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	153,989	169,112
Federal Home Loan Mortgage Corporation REMIC, Series 3986
4.50%, 09/15/41	115,101	120,160
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	306,052	325,060
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	194,491	200,495
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	823,224	856,075
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 0.53%, 06/15/49†	648,255	653,221
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	168,274	173,604
Federal Home Loan Mortgage Corporation REMIC, Series 5047
0.75%, 10/15/28	3,367,060	3,369,645
Federal Home Loan Mortgage Corporation REMIC, Series 5057
1.00%, 04/15/54	2,509,762	2,537,862
Federal Home Loan Mortgage Corporation REMIC, Series 5105
1.50%, 04/15/44	1,416,698	1,438,567
Federal Home Loan Mortgage Corporation REMIC, Series 5115
1.00%, 02/25/42	2,899,666	2,880,944
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1, Class M2
(Floating, ICE LIBOR USD 1M + 1.70%), 1.79%, 01/25/50 144A †	266,818	268,153
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2, Class M2
(Floating, ICE LIBOR USD 1M + 1.85%, 1.85% Floor), 1.94%, 02/25/50 144A †	203,746	205,565
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA1, Class M1
(Floating, U.S. 30-Day Average SOFR + 0.65%), 0.70%, 01/25/51 144A †	$672,888	$673,043
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 1.70%, 01/25/34 144A †	1,100,000	1,110,323
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA1, Class M1
(Floating, U.S. 30-Day Average SOFR + 0.70%), 0.75%, 08/25/33 144A †	2,503,626	2,505,354
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA3, Class M1
(Floating, U.S. 30-Day Average SOFR + 0.85%), 0.90%, 09/25/41 144A †	3,600,000	3,611,514
Federal Home Loan Mortgage Corporation STACR Trust, Series 2018-DNA2, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%), 0.89%, 12/25/30 144A †	179,966	180,168
Federal Home Loan Mortgage Corporation STACR Trust, Series 2019-DNA4, Class M2
(Floating, ICE LIBOR USD 1M + 1.95%), 2.04%, 10/25/49 144A †	281,736	283,019
Federal National Mortgage Association
5.00%, 11/01/21	1	1
(Floating, Federal Reserve U.S. 12 1Y CMT + 2.00%, 2.00% Floor, 10.82% Cap), 2.21%, 12/01/24 CONV †	2,008	2,000
2.50%, 12/01/27	374,381	391,969
3.00%, 09/01/30	188,729	200,300
3.00%, 02/01/31	1,029,335	1,089,069
3.00%, 04/01/31	16,744	17,771
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.64% Cap), 2.32%, 09/01/31†	26,207	26,273
2.50%, 10/01/31	398,578	417,102
2.50%, 11/01/31	910,710	958,032
2.50%, 01/01/32	6,941	7,278
3.00%, 03/01/32	599,497	637,398

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, ICE LIBOR USD 1M + 1.31%, 1.31% Floor, 11.27% Cap), 1.43%, 08/01/32†	$162,101	$162,885
3.00%, 11/01/32	57,059	60,327
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.24%, 2.24% Floor, 9.73% Cap), 2.37%, 12/01/32†	237,552	237,911
3.00%, 12/01/32	739,356	782,335
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.35% Cap), 2.48%, 06/01/33†	8,265	8,309
4.00%, 09/01/33	1,321,301	1,407,277
4.00%, 03/01/34	41,997	44,796
4.00%, 05/01/34	604,675	662,274
(Floating, ICE LIBOR USD 1Y + 1.66%, 1.66% Floor, 10.08% Cap), 2.04%, 02/01/35†	90,721	95,781
(Floating, ICE LIBOR USD 1Y + 1.61%, 1.61% Floor, 11.11% Cap), 1.86%, 09/01/35†	22,967	23,158
3.00%, 09/01/35	98,768	105,318
(Floating, ICE LIBOR USD 1Y + 1.74%, 1.74% Floor, 11.11% Cap), 2.11%, 12/01/35†	4,396	4,403
4.00%, 07/01/37	34,281	37,152
4.00%, 09/01/37	40,440	43,662
4.00%, 03/01/38	31,600	34,112
(Floating, ICE LIBOR USD 1Y + 1.73%, 1.73% Floor, 9.51% Cap), 2.07%, 05/01/38†	636,642	673,187
1.30%, 08/01/42†	166,591	170,138
(Floating, ICE LIBOR USD 1Y + 1.73%, 1.73% Floor, 8.45% Cap), 2.75%, 09/01/42†	261,783	277,479
(Floating, ICE LIBOR USD 1Y + 1.69%, 1.69% Floor, 7.74% Cap), 2.72%, 07/01/43†	358,433	380,394
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.52% Cap), 1.30%, 07/01/44†	68,121	69,659
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.38% Cap), 1.30%, 10/01/44†	43,563	44,559
(Floating, ICE LIBOR USD 1Y + 1.59%, 1.59% Floor, 7.79% Cap), 2.79%, 06/01/45†	362,850	380,223
4.50%, 03/01/47	155,339	171,236
4.50%, 05/01/47	478,362	525,861
4.50%, 07/01/47	59,209	65,420
4.50%, 11/01/47	532,126	585,654
4.50%, 06/01/48	74,326	83,378
4.50%, 11/01/48	238,888	265,591
	Par	Value
4.50%, 02/01/49	$734,756	$832,313
4.50%, 04/01/49	202,539	229,607
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 7.00% Cap), 0.52%, 10/25/36†	139,848	142,107
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.00% Cap), 0.64%, 10/25/37†	191,591	195,270
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	80,543	86,392
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 0.54%, 07/25/42†	149,204	150,439
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor), 0.41%, 06/25/55†	180,078	180,770
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 0.60%, 03/25/46†	850,191	850,545
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 0.55%, 07/25/46†	1,065,010	1,064,218
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	318,996	325,412
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 0.59%, 07/25/49†	683,059	687,341

	Par	Value
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 0.50%, 09/25/49†	$1,245,944	$1,246,451
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 0.50%, 10/25/59†	1,315,499	1,315,334
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	1,202,634	1,257,751
FHLMC Multifamily Structured Pass-Through Certificates, Series K121
1.12%, 10/25/30† IO γ	599,162	47,442
FHLMC Multifamily Structured Pass-Through Certificates, Series K727
2.95%, 07/25/24	3,750,000	3,949,243
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	310,040	326,025
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ18
3.07%, 08/25/22	163,460	165,860
FHLMC Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.10%), 1.15%, 11/25/50 144A †	485,035	485,256
FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1
(Floating, U.S. 30-Day Average SOFR + 0.80%), 0.85%, 08/25/33 144A †	1,892,438	1,895,587
FHLMC Structured Pass-Through Certificates, Series T-56, Class 3AF
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor, 8.50% Cap), 1.09%, 05/25/43†	372,204	378,322
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 1.49%, 07/25/44†	334,409	344,628
Finsbury Square PLC, Series 2020-2A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.30%), 1.35%, 06/16/70(U) 144A †	1,001,497	1,365,100
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
2.16%, 06/25/34† γ	102,839	105,936
	Par	Value
FREMF Mortgage Trust, Series 2012-K18, Class B
4.32%, 01/25/45 144A † γ	$240,000	$242,203
FREMF Mortgage Trust, Series 2012-K19, Class B
4.15%, 05/25/45 144A † γ	145,000	146,850
FREMF Mortgage Trust, Series 2012-K20, Class B
4.00%, 05/25/45 144A † γ	135,000	137,515
FREMF Mortgage Trust, Series 2013-K27, Class B
3.62%, 01/25/46 144A † γ	130,000	134,469
FREMF Mortgage Trust, Series 2013-K31, Class B
3.75%, 07/25/46 144A † γ	105,000	109,611
FREMF Mortgage Trust, Series 2015-K720, Class B
3.51%, 07/25/22 144A † γ	455,000	463,735
Gemgarto PLC, Series 2021-1A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 0.59%), 0.64%, 12/16/67(U) 144A †	1,905,401	2,583,483
Gosforth Funding PLC, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.45%), 0.58%, 08/25/60 144A †	169,682	169,933
Government National Mortgage Association
2.00%, 03/20/22†	3,102	3,112
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.00%, 01/20/23†	1,544	1,555
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 1.88%, 05/20/24†	7,126	7,242
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.25%, 07/20/25†	13,090	13,458
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 2.25%, 08/20/25†	3,584	3,691
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 2.13%, 11/20/25†	12,305	12,560
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.13%, 12/20/26†	22,329	23,112
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 2.25%, 07/20/27†	501	515
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 2.13%, 10/20/27†	8,346	8,570
8.50%, 10/15/29	16,801	17,069

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
8.50%, 04/15/30	$2,037	$2,046
8.50%, 05/15/30	46,833	48,663
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 1.88%, 05/20/30†	12,737	13,224
8.50%, 07/15/30	20,124	20,717
8.50%, 08/15/30	3,083	3,127
8.50%, 11/15/30	3,188	3,192
8.50%, 12/15/30	10,072	10,483
8.50%, 02/15/31	12,684	13,193
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 0.39%, 05/20/37†	65,434	65,611
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 10.50% Cap), 0.69%, 02/20/61†	517,439	520,333
Government National Mortgage Association, Series 2012-102
3.50%, 08/20/39	33,166	33,192
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 0.52%, 05/20/63†	1,068,023	1,060,062
Government National Mortgage Association, Series 2016-H07
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor), 0.86%, 02/20/66†	17,926	18,004
Government National Mortgage Association, Series 2016-H22
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor, 7.50% Cap), 0.86%, 10/20/66†	1,602,683	1,624,050
Government National Mortgage Association, Series 2017-136
3.00%, 03/20/47	182,712	187,006
Government National Mortgage Association, Series 2017-H09
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 1.03%, 04/20/67†	2,135,610	2,161,299
Government National Mortgage Association, Series 2017-H10
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 1.03%, 04/20/67†	2,387,667	2,417,503
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	130,495	136,348
	Par	Value
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor, 10.50% Cap), 0.63%, 11/25/45†	$91,492	$84,140
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 0.27%, 01/25/37†	274,817	268,700
GS Mortgage Securities Corporation Trust, Series 2012-ALOH, Class A
3.55%, 04/10/34 144A	680,000	684,895
GS Mortgage Securities Corporation Trust, Series 2020-TWN3, Class A
(Floating, ICE LIBOR USD 1M + 2.00%, 2.00% Floor), 2.08%, 11/15/37 144A †	560,000	563,740
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.21%, 08/10/44 144A † γ	321,346	323,003
GS Mortgage Securities Trust, Series 2013-GC12, Class A3
2.86%, 06/10/46	1,342,000	1,373,481
GS Mortgage Securities Trust, Series 2019-GC38, Class A2
3.87%, 02/10/52	373,644	394,881
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A † γ	260,273	264,785
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
2.25%, 09/25/34† γ	100,222	103,679
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.86%, 09/25/35† γ	47,086	48,542
Hawaii Hotel Trust, Series 2019-MAUI, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.23%, 05/15/38 144A †	429,000	430,294
Hawksmoor Mortgage Funding PLC, Series 2019-1X, Class A
(Floating, SONIA Interest Rate + 1.05%), 1.10%, 05/25/53(U) †	828,157	1,121,228
Hawksmoor Mortgages, Series 2019-1A, Class A
(Floating, SONIA Interest Rate + 1.05%), 1.10%, 05/25/53(U) 144A †	1,054,018	1,427,017
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 0.28%, 09/25/46†	332,181	314,916

	Par	Value
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, ICE LIBOR USD 1M + 0.27%, 0.27% Floor), 0.36%, 06/25/37†	$127,667	$168,503
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4
3.48%, 06/15/45	300,375	303,497
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4FX
3.48%, 06/15/45 144A	183,435	185,132
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class D
4.67%, 07/05/32 144A † γ	610,000	620,447
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class ASB
2.55%, 04/15/46	405,435	411,342
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	200,521
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class A
(Floating, ICE LIBOR USD 1M + 0.96%, 0.96% Floor), 1.04%, 07/15/36 144A †	1,710,000	1,709,597
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 0.88%, 04/15/38 144A †	141,734	142,393
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
2.29%, 02/25/35† γ	10,428	10,648
JP Morgan Mortgage Trust, Series 2016-2, Class A1
2.38%, 06/25/46 144A † γ	280,300	278,342
JP Morgan Mortgage Trust, Series 2017-5, Class A1A
3.00%, 10/26/48 144A	35,868	35,889
JP Morgan Mortgage Trust, Series 2020-7, Class A3
3.00%, 01/25/51 144A † γ	201,634	205,723
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, ICE LIBOR USD 1M + 1.00%, 6.00% Cap), 1.08%, 06/25/50 144A †	126,217	126,872
JP Morgan Mortgage Trust, Series 2021-12, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.85%, 5.00% Cap), 0.90%, 02/25/52 144A †	200,000	200,500
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB
3.66%, 09/15/47	220,187	230,396
	Par	Value
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3
3.50%, 12/15/48	$325,618	$348,656
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	1,500,000	1,571,927
KNDL Mortgage Trust, Series 2019-KNSQ, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 0.88%, 05/15/36 144A †	409,000	409,703
KNDL Mortgage Trust, Series 2019-KNSQ, Class D
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 1.43%, 05/15/36 144A †	136,000	136,341
Life Mortgage Trust, Series 2021-BMR, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 0.78%, 03/15/38 144A †	1,000,000	1,002,125
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor, 10.50% Cap), 0.26%, 12/25/36†	327,195	310,464
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
2.37%, 12/25/33† γ	53,007	55,551
MF1 Multifamily Housing Mortgage Loan Trust, Series 2020-FL3, Class AS
(Floating, U.S. 30-Day Average SOFR + 2.96%, 2.85% Floor), 3.01%, 07/15/35 144A †	260,000	264,488
MFA Trust, Series 2021-RPL1, Class A1
1.13%, 07/25/60 144A	1,161,222	1,157,207
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 0.88%, 04/15/38 144A †	480,000	481,222
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class ASB
3.82%, 10/15/46	552,848	567,691
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3
3.77%, 11/15/46	484,630	507,832
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AAB
2.66%, 05/15/46	90,718	91,918
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class ASB
3.62%, 10/15/47	280,763	292,207

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB
3.04%, 04/15/48	$1,478,107	$1,534,591
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4
3.73%, 05/15/48	955,000	1,041,103
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	535,000	582,735
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.83%, 12/15/49† IO γ	1,881,391	55,902
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	249,000	287,538
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1
4.00%, 04/25/57 144A	946,398	1,017,164
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A	829,962	885,737
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A
4.00%, 12/25/57 144A † γ	1,190,070	1,273,625
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	1,350,869	1,397,622
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	586,304	614,116
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	1,657,146	1,706,980
OBX Trust, Series 2020-EXP3, Class 2A1B
(Floating, ICE LIBOR USD 1M + 0.90%), 0.99%, 01/25/60 144A †	450,000	452,010
ONE Mortgage Trust, Series 2021-PARK, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 0.78%, 03/15/36 144A †	1,900,000	1,902,323
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 1.03%, 01/15/26 144A †	240,000	241,080
PFP, Ltd., Series 2019-5, Class A
(Floating, ICE LIBOR USD 1M + 0.97%, 0.97% Floor), 1.05%, 04/14/36 144A †	80,106	80,337
	Par	Value
PFP, Ltd., Series 2019-6, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.13%, 04/14/37 144A †	$846,444	$846,662
PFP, Ltd., Series 2021-8, Class A
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 1.10%, 08/09/37 144A †	1,700,000	1,713,988
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 0.96%, 07/15/38 144A †	678,000	679,228
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1
(Step to 4.99% on 07/25/24), 1.99%, 02/25/61 144A STEP	757,306	757,083
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 1.04%, 07/25/36 144A †	1,500,000	1,497,250
Residential Mortgage Securities 32 PLC, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.25%), 1.30%, 06/20/70(U) 144A †	841,791	1,146,923
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	4,540	4,769
Ripon Mortgages PLC, Series 1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.80%), 0.87%, 08/20/56(U) †	700,285	947,752
Seasoned Credit Risk Transfer Trust Series, Series 2019-4, Class MA
3.00%, 02/25/59	764,890	796,915
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	325,454	340,290
Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA
3.50%, 08/25/57	371,665	389,373
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	101,537	102,612
Silverstone Master Issuer PLC, Series 2019-1A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.57%), 0.70%, 01/21/70 144A †	110,000	110,044
STACR Trust, Series 2018-HRP1, Class M2
(Floating, ICE LIBOR USD 1M + 1.65%), 1.74%, 04/25/43 144A †	2,276,875	2,283,759

	Par	Value
STACR Trust, Series 2018-HRP2, Class M2
(Floating, ICE LIBOR USD 1M + 1.25%), 1.34%, 02/25/47 144A †	$1,465,014	$1,467,703
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.49%, 04/25/65 144A	436,350	438,747
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1
1.03%, 11/25/55 144A	262,240	262,166
Stratton Mortgage Funding, Series 2021-2A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 0.90%), 0.95%, 07/20/60(U) 144A †	278,084	377,009
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 0.39%, 09/25/34†	48,058	46,386
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 11.00% Cap), 0.59%, 07/19/35†	29,077	28,512
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, ICE LIBOR USD 1M + 0.56%, 0.56% Floor, 10.50% Cap), 0.65%, 02/25/36†	255,578	247,159
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.13%, 04/15/34 144A †	1,700,000	1,705,412
STWD Trust, Series 2021-FLWR, Class A
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor), 0.66%, 07/15/36 144A †	2,100,000	2,098,436
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.40% on 11/25/21), 6.51%, 07/25/37 STEP	194,993	109,763
TORRENS Trust, Series 2013-1, Class A
(Floating, Australian BBSW 1M + 0.95%), 0.95%, 04/12/44(A) †	374,370	271,648
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.03%), 1.10%, 10/20/51(U) 144A †	1,208,086	1,642,049
Towd Point Mortgage Funding, Series 2019-A13A, Class A1
(Floating, SONIA Deposit Rates Swap 3M + 0.90%), 0.95%, 07/20/45(U) 144A †	2,164,240	2,925,988
	Par	Value
TPGI Trust, Series 2021-DGWD, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 0.78%, 06/15/26 144A †	$450,000	$450,710
Trinity Square PLC, Series 2021-1A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 0.85%), 0.90%, 07/15/59(U) 144A †	1,293,701	1,750,798
TTAN, Series 2021-MHC, Class A
(Floating, ICE LIBOR USD 1M + 0.85%, 0.85% Floor), 0.93%, 03/15/38 144A †	300,000	300,430
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 06/15/50	500,000	543,004
UBS Commercial Mortgage Trust, Series 2019-C16, Class ASB
3.46%, 04/15/52	540,000	588,911
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4
3.04%, 12/15/52	330,000	352,264
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 1.49%, 06/25/42†	3,327	3,332
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
2.67%, 08/25/33† γ	84,663	88,148
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor, 10.50% Cap), 0.71%, 01/25/45†	159,117	159,653
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 0.83%, 01/25/47†	194,152	189,173
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 1.07%, 06/25/46†	393,883	402,156
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
2.90%, 02/25/37† γ	143,081	136,142
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.29%, 05/25/37† γ	179,163	161,721

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 0.93%, 05/25/47†	$35,634	$3,822
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 02/15/48	500,000	532,000
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, ICE LIBOR USD 1M + 1.55%, 1.55% Floor), 1.63%, 01/15/59 144A †	2,000,000	2,058,917
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 09/15/50	1,096,000	1,197,655
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A † γ	123,971	125,833
WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AFL
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 1.08%, 08/15/45 144A †	515,266	515,406
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class ASB
3.39%, 08/15/47	408,455	421,467
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class ASB
3.52%, 03/15/47	328,418	337,583
Total Mortgage-Backed Securities (Cost $178,074,144)		180,428,036
MUNICIPAL BONDS — 0.4%
California State Earthquake Authority, Revenue Bond, Series B
1.48%, 07/01/23	315,000	320,250
Hawaii State, General Obligation, Series GB
0.80%, 10/01/24	1,000,000	1,003,236
North Texas Higher Education Authority, Inc., Revenue Bond
(Floating, ICE LIBOR USD 3M + 1.10%, 15.00% Cap), 1.25%, 04/01/40†	1,167,676	1,177,953
State of California, General Obligation, Series C
(Floating, ICE LIBOR USD 1M + 0.78%), 0.86%, 04/01/47†	1,500,000	1,500,611
Total Municipal Bonds (Cost $3,975,623)		4,002,050
U.S. TREASURY OBLIGATIONS — 28.3%
U.S. Treasury Notes
0.13%, 10/31/22	1,500,000	1,500,469
0.13%, 04/30/23	6,700,000	6,692,279
	Par	Value
0.13%, 08/31/23Δ	$6,000,000	$5,984,531
0.25%, 09/30/23	42,013,000	41,982,639
0.13%, 12/15/23	19,800,000	19,711,055
0.13%, 01/15/24	7,100,000	7,063,391
0.13%, 02/15/24‡‡ Δ	23,515,000	23,384,565
0.25%, 03/15/24Δ	21,060,000	20,990,897
0.38%, 04/15/24	8,470,000	8,462,059
0.25%, 05/15/24Δ	6,300,000	6,270,223
0.25%, 06/15/24Δ	15,860,000	15,773,266
0.38%, 07/15/24	1,620,000	1,615,760
0.38%, 08/15/24	14,495,000	14,445,173
0.38%, 09/15/24Δ	130,271,000	129,721,419
Total U.S. Treasury Obligations (Cost $303,864,031)		303,597,726

	Shares
MONEY MARKET FUNDS — 3.1%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø ∞	24,861,676	24,861,676
Northern Institutional Liquid Assets Portfolio (Shares), 0.03%Ø §	6,788,958	6,788,958
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	1,925,697	1,925,697
Total Money Market Funds (Cost $33,576,331)		33,576,331
TOTAL INVESTMENTS —104.9% (Cost $1,119,587,997)		1,124,958,502

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
FNCL 2% expiration date 10/2021, Strike Price $101.19, Expires 10/07/21 (JPM)	1	$(1,517,813)	(209)
FNCL 2.5% expiration date 11/2021, Strike Price $103.38, Expires 11/03/21 (JPM)	1	(3,411,375)	(6,906)
			(7,115)

	Number of Contracts	Notional Amount	Value
Call Swaptions — (0.0)%
Sell Protection on Markit CDX.NA.IG.36 Index; Receive 1.00% (Quarterly); Credit Default Swap Maturing 6/20/2026 USD, Strike Price $0.80, Expires 06/20/26 (GSC)	1	$(1,200,000)	$(83)
Sell Protection on Markit CDX.NA.IG.36 Index; Receive 1.00% (Quarterly); Credit Default Swap Maturing 6/20/2026 USD, Strike Price $0.85, Expires 06/20/26 (GSC)	1	(1,800,000)	(107)
Sell Protection on Markit CDX.NA.IG.37 Index; Receive 1.00% (Quarterly); Credit Default Swap Maturing 12/20/2026 USD, Strike Price $80.00, Expires 12/20/26 (DEUT)	1	(2,800,000)	(3,597)
	Number of Contracts	Notional Amount	Value
Sell Protection on Markit CDX.NA.IG.37 Index; Receive 1.00% (Quarterly); Credit Default Swap Maturing 12/20/2026 USD, Strike Price $80.00, Expires 12/20/26 (MSCS)	1	$(14,200,000)	$(18,240)
			(22,027)
Put Options — (0.0)%
FNCL 3% expiration date 12/2021, Strike Price $103.99, Expires 12/06/21 (JPM)	1	(1,039,883)	(2,341)
G2SF 2.5% expiration date 10/2021, Strike Price $102.43, Expires 10/14/21 (JPM)	1	(204,859)	(88)
			(2,429)
Total Written Options (Premiums received $ (50,928))			(31,571)
Liabilities in Excess of Other Assets — (4.9)%			(52,735,773)
NET ASSETS — 100.0%			$1,072,191,158
Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	12/2021	(50)	$(7,814,809)	$51,405
Euro-Bund	12/2021	(1)	(196,711)	2,359
Euro-Schatz	12/2021	(39)	(5,068,934)	3,447
10-Year U.S. Treasury Note	12/2021	(99)	(13,029,328)	120,740
Ultra 10-Year U.S. Treasury Note	12/2021	(97)	(14,089,250)	304,711
Ultra Long U.S. Treasury Bond	12/2021	(2)	(382,125)	10,313
2-Year U.S. Treasury Note	12/2021	1,211	266,486,227	(157,975)
5-Year U.S. Treasury Note	12/2021	(1,034)	(126,915,422)	400,981
90-Day Bank Acceptance	12/2022	302	58,875,217	(169,758)
90-Day Bank Acceptance	03/2023	216	42,019,896	(330,324)
90-Day Eurodollar	12/2023	37	9,144,087	(8,787)
90-Day Eurodollar	12/2024	(37)	(9,101,537)	19,509
Total Futures Contracts outstanding at September 30, 2021			$199,927,311	$246,621

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at September 30, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/04/21	U.S. Dollars	21,302,405	British Pounds	15,539,000	BAR	$365,052
12/15/21	U.S. Dollars	9,042,687	Euro	7,628,500	HSBC	191,292
12/15/21	U.S. Dollars	9,036,157	Euro	7,628,500	BNP	184,762
10/04/21	U.S. Dollars	6,882,812	Euro	5,827,000	BNP	132,586
03/17/22	U.S. Dollars	5,854,506	Euro	4,958,000	HSBC	90,100
11/08/21	U.S. Dollars	10,107,768	Japanese Yen	1,115,000,000	RBS	86,626
10/04/21	U.S. Dollars	17,876,020	Canadian Dollars	22,565,152	JPM	60,601
11/08/21	U.S. Dollars	3,369,655	Japanese Yen	370,000,000	JPM	44,254
10/05/21	U.S. Dollars	7,804,557	Australian Dollars	10,762,255	BNP	23,805
11/02/21	Japanese Yen	574,200,000	U.S. Dollars	5,140,400	BAR	20,040
11/02/21	U.S. Dollars	7,793,003	Australian Dollars	10,762,255	UBS	11,268
12/15/21	U.S. Dollars	320,025	Australian Dollars	433,000	CBA	6,866
11/02/21	U.S. Dollars	4,848,559	Canadian Dollars	6,133,669	MSCS	6,182
12/15/21	U.S. Dollars	294,772	Euro	251,000	RBS	3,535
11/02/21	U.S. Dollars	6,756,848	Euro	5,827,000	BNP	2,824
12/15/21	U.S. Dollars	298,689	Canadian Dollars	376,000	BOA	1,830
11/02/21	U.S. Dollars	813,613	Canadian Dollars	1,029,573	HSBC	791
Subtotal Appreciation						$1,232,414
12/15/21	U.S. Dollars	75,307	Euro	65,000	HSBC	$(113)
03/17/22	U.S. Dollars	1,985,499	Canadian Dollars	2,518,000	HSBC	(2,292)
11/02/21	U.S. Dollars	6,718,105	Canadian Dollars	8,521,910	BNP	(9,727)
11/02/21	U.S. Dollars	20,925,301	British Pounds	15,539,000	BAR	(12,696)
10/04/21	Canadian Dollars	6,880,000	U.S. Dollars	5,459,340	BNP	(27,510)
10/04/21	Japanese Yen	376,500,000	U.S. Dollars	3,428,082	BNP	(45,087)
Subtotal Depreciation						$(97,425)
Total Forward Foreign Currency Contracts outstanding at September 30, 2021						$1,134,989
Swap Agreements outstanding at September 30, 2021:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers—Buy Protection
Peoples Republic of China, 7.5% due 10/28/2027 (Pay Quarterly)	(1.00%)	6/20/2024	MS	USD	1,600,000	$(34,111)	$(35,993)	$1,882
						$(34,111)	$(35,993)	$1,882

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.37 Index (Pay Quarterly)	(1.00%)	12/20/2026	USD	34,300,000	$(829,036)	$(856,374)	$27,338
					$(829,036)	$(856,374)	$27,338

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Month LIBOR + .0975% (Quarterly)	3-Month LIBOR (Quarterly)	1/13/2023	USD	14,200,000	$(7,444)	$—	$(7,444)
1-Month LIBOR + .098% (Quarterly)	3-Month LIBOR (Quarterly)	1/13/2023	USD	10,800,000	(5,714)	—	(5,714)
					$(13,158)	$ —	$(13,158)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 1.1%
Federal Farm Credit Banks Funding Corporation
1.70%, 04/23/35	$3,800,000	$3,676,994
Federal Home Loan Mortgage Corporation
0.65%, 10/22/25	7,100,000	7,043,636
0.65%, 10/27/25	7,200,000	7,151,123
0.80%, 10/28/26	7,200,000	7,144,849
Federal National Mortgage Association
6.63%, 11/15/30	670,000	957,277
Total Agency Obligations (Cost $25,933,615)		25,973,879
ASSET-BACKED SECURITIES — 4.5%
A10 Bridge Asset Financing LLC, Series 2020-C, Class A
2.02%, 08/15/40 144A	1,199,912	1,205,981
ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.95%, 1.95% Floor), 2.08%, 01/20/32 144A †	970,000	971,596
AGL Core CLO 8, Ltd., Series 2020-8A, Class A1
(Floating, ICE LIBOR USD 3M + 1.50%, 1.50% Floor), 1.63%, 10/20/31 144A †	390,000	390,275
Allegro CLO XI, Ltd., Series 2019-2A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.39%, 1.39% Floor), 1.52%, 01/19/33 144A †	500,000	501,000
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 0.76%, 01/25/36†	2,900,000	2,895,452
AMMC CLO XI, Ltd., Series 2012-11A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.01%), 1.14%, 04/30/31 144A †	710,000	710,570
Apidos CLO XXIII, Series 2015-23A, Class AR
(Floating, ICE LIBOR USD 3M + 1.22%, 1.22% Floor), 1.35%, 04/15/33 144A †	1,500,000	1,501,401
Apidos CLO XXXV, Series 2021-35A, Class A
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 1.25%, 04/20/34 144A †	540,000	537,209
Ballyrock CLO, Ltd., Series 2018-1A, Class C
(Floating, ICE LIBOR USD 3M + 3.15%), 3.28%, 04/20/31 144A †	750,000	747,361
	Par	Value
Ballyrock CLO, Ltd., Series 2019-2A, Class A1BR
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 1.33%, 11/20/30 144A †	$490,000	$490,298
Basswood Park CLO, Ltd., Series 2021-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.00%, 1.00% Floor), 1.21%, 04/20/34 144A †	1,500,000	1,496,470
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A2A
6.00%, 10/25/36	871,253	577,505
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A3A
6.50%, 10/25/36	2,063,920	1,361,395
BlueMountain CLO XXVIII, Ltd., Series 2021-28A, Class A
(Floating, ICE LIBOR USD 3M + 1.26%, 1.26% Floor), 1.39%, 04/15/34 144A †	400,000	401,098
BlueMountain CLO, Ltd., Series 2013-2A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.18%), 1.32%, 10/22/30 144A †	490,193	491,065
BSPRT Issuer, Ltd., Series 2018-FL4, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.13%, 09/15/35 144A †	1,157,673	1,157,417
Carlyle Global Market Strategies CLO, Ltd., Series 2014-3RA, Class A1A
(Floating, ICE LIBOR USD 3M + 1.05%), 1.18%, 07/27/31 144A †	317,386	317,862
Carrington Mortgage Loan Trust, Series 2005-OPT2, Class M4
(Floating, ICE LIBOR USD 1M + 0.98%, 0.98% Floor), 1.06%, 05/25/35†	1,277,137	1,278,984
Catamaran CLO, Ltd., Series 2013-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.85%), 0.98%, 01/27/28 144A †	563,671	563,790
Cayuga Park CLO, Ltd., Series 2020-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.12%, 1.12% Floor), 1.23%, 07/17/34 144A †	790,000	789,934
Cedar Funding V CLO, Ltd., Series 2016-5A, Class AFRR
1.94%, 07/17/31 144A	560,000	561,207
Countrywide Asset-Backed Certificates, Series 2006-1, Class AV3
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 0.69%, 07/25/36†	41,996	42,030

	Par	Value
Credit Suisse European Mortgage Capital, Ltd., Series 2019-1OTF, Class A
(Floating, ICE LIBOR USD 3M + 2.90%), 3.03%, 08/09/24 144A †	$965,000	$933,627
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.75%, 0.75% Floor), 0.84%, 03/25/34†	103,998	103,999
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor, 16.00% Cap), 0.32%, 12/15/35†	27,447	26,681
Dryden 75 CLO, Ltd., Series 2019-75A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 1.17%, 04/15/34 144A †	250,000	248,550
Dryden 77 CLO, Ltd., Series 2020-77A, Class AR
(Floating, ICE LIBOR USD 3M + 1.12%, 1.12% Floor), 1.25%, 05/20/34 144A †	6,500,000	6,491,929
Dryden 87 CLO, Ltd., Series 2021-87A, Class A1
(Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor), 1.24%, 05/20/34 144A †	1,440,000	1,436,592
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.20%), 1.29%, 12/27/66 144A †	803,549	813,482
Elmwood CLO IV, Ltd., Series 2020-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.24%, 1.24% Floor), 1.37%, 04/15/33 144A †	3,800,000	3,809,497
Federal National Mortgage Association Grantor Trust, Series 2017-T1
2.90%, 06/25/27	99,550	106,993
Financial Asset Securities Corporation AAA Trust, Series 2005-1A, Class 1A3B
(Floating, ICE LIBOR USD 1M + 0.41%, 0.41% Floor), 0.50%, 02/27/35 144A †	408,478	379,592
Flagship Credit Auto Trust, Series 2019-3, Class A
2.33%, 02/15/24 144A	319,881	321,283
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 2A1
7.00%, 09/25/37† γ	34,896	34,319
	Par	Value
GoldenTree Loan Opportunities IX, Ltd., Series 2014-9A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.11%, 1.11% Floor), 1.24%, 10/29/29 144A †	$1,000,000	$1,000,532
Golub Capital Partners CLO 45M, Ltd., Series 2019-45A, Class A
(Floating, ICE LIBOR USD 3M + 1.72%, 1.72% Floor), 1.85%, 10/20/31 144A †	250,000	250,165
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A
2.10%, 05/20/48 144A	2,305,820	2,303,472
Greywolf CLO V, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.16%, 1.16% Floor), 1.29%, 01/27/31 144A †	500,000	500,612
Halcyon Loan Advisors Funding, Ltd., Series 2015-2A, Class AR
(Floating, ICE LIBOR USD 3M + 1.08%, 1.08% Floor), 1.21%, 07/25/27 144A †	63,324	63,356
HalseyPoint CLO, Ltd., Series 2020-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.45%, 1.45% Floor), 1.58%, 11/30/32 144A †	530,000	531,982
Higher Education Funding I, Series 2014-1, Class A
(Floating, ICE LIBOR USD 3M + 1.05%), 1.18%, 05/25/34 144A †	534,401	536,617
Hildene Community Funding CDO, Ltd., Series 2015-1A, Class AR
3.25%, 11/01/35 144A	750,000	741,982
ICG U.S. CLO, Ltd., Series 2017-1A, Class ARR
(Floating, ICE LIBOR USD 3M + 1.17%, 1.17% Floor), 1.30%, 07/28/34 144A †	1,500,000	1,496,323
InStar Leasing III LLC, Series 2021-1A, Class A
2.30%, 02/15/54 144A	978,304	978,604
KKR CLO, Ltd., Series 32A, Class A1
(Floating, ICE LIBOR USD 3M + 1.32%, 1.32% Floor), 1.45%, 01/15/32 144A †	340,000	340,324
KREF, Ltd., Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.07%, 1.07% Floor), 1.15%, 02/15/39 144A †	1,560,000	1,562,830
LCCM Trust, Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 1.28%, 12/13/38 144A †	750,000	751,172

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
LCM XVIII LP, Series 19A, Class AR
(Floating, ICE LIBOR USD 3M + 1.24%, 1.24% Floor), 1.37%, 07/15/27 144A †	$132,806	$132,952
Loanpal Solar Loan, Ltd., Series 2021-1GS, Class A
2.29%, 01/20/48 144A	755,834	766,060
LP Credit Card ABS Master Trust, Series 2018-1, Class A
(Floating, ICE LIBOR USD 1M + 1.55%), 1.64%, 08/20/24 144A †	996,899	996,899
Madison Park Funding XXX, Ltd., Series 2018-30A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%, 0.75% Floor), 0.88%, 04/15/29 144A †	2,742,090	2,742,914
Magnetite VIII, Ltd., Series 2014-8A, Class CR2
(Floating, ICE LIBOR USD 3M + 1.85%, 1.85% Floor), 1.98%, 04/15/31 144A †	500,000	500,498
MF1, Ltd., Series 2021-FL6, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 1.18%, 07/16/36 144A †	900,000	901,449
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
2.99%, 07/25/59 144A † γ	207,210	214,902
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 0.77%, 10/25/35†	362,271	363,728
NADG NNN Operating LP, Series 2019-1, Class A
3.37%, 12/28/49 144A	882,213	905,088
Navient Student Loan Trust, Series 2016-3A, Class A3
(Floating, ICE LIBOR USD 1M + 1.35%), 1.44%, 06/25/65 144A †	1,346,521	1,390,376
Navient Student Loan Trust, Series 2016-6A, Class A3
(Floating, ICE LIBOR USD 1M + 1.30%), 1.39%, 03/25/66 144A †	3,176,000	3,306,795
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 1.14%, 12/27/66 144A †	1,273,278	1,294,847
Navient Student Loan Trust, Series 2020-1A, Class A1B
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.14%, 06/25/69 144A †	2,070,749	2,128,940
Neuberger Berman Loan Advisers CLO, Ltd., Series 2018-29A, Class A1
(Floating, ICE LIBOR USD 3M + 1.13%, 1.13% Floor), 1.26%, 10/19/31 144A †	750,000	750,423
	Par	Value
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1
1.85%, 11/20/50 144A	$670,118	$676,434
Ocean Trails CLO IX, Series 2020-9A, Class A1
(Floating, ICE LIBOR USD 3M + 1.87%, 1.87% Floor), 2.00%, 10/15/29 144A †	1,080,000	1,080,054
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.97%), 1.10%, 04/15/31 144A †	700,000	700,145
Octagon Investment Partners 45, Ltd., Series 2019-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.33%, 1.33% Floor), 1.46%, 10/15/32 144A †	750,000	750,427
Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class AAR3
(Floating, ICE LIBOR USD 3M + 1.00%, 1.00% Floor), 1.12%, 02/14/31 144A †	530,000	530,069
OHA Credit Funding 7, Ltd., Series 2020-7A, Class A
(Floating, ICE LIBOR USD 3M + 1.25%, 1.25% Floor), 1.38%, 10/19/32 144A †	270,000	270,176
OHA Loan Funding, Ltd., Series 2015-1A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.34%, 1.34% Floor), 1.46%, 11/15/32 144A †	1,170,000	1,171,085
Owl Rock CLO III, Ltd., Series 2020-3A, Class A1L
(Floating, ICE LIBOR USD 3M + 1.80%), 1.93%, 04/20/32 144A †	600,000	601,272
PHEAA Student Loan Trust, Series 2012-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 0.64%, 05/25/57 144A †	433,914	434,320
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.24%, 09/25/65 144A †	403,462	411,548
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.95%), 1.04%, 11/25/65 144A †	365,186	370,531
Point Au Roche Park CLO, Ltd., Series 2021-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.08%, 1.08% Floor), 1.26%, 07/20/34 144A †	1,170,000	1,167,151
RAMP Trust, Series 2005-EFC6, Class M2
(Floating, ICE LIBOR USD 1M + 0.43%, 0.65% Floor, 14.00% Cap), 0.73%, 11/25/35†	301,158	301,318

	Par	Value
Recette CLO, Ltd., Series 2015-1A, Class ARR
(Floating, ICE LIBOR USD 3M + 1.08%), 1.21%, 04/20/34 144A †	$340,000	$339,974
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, 0.80% - ICE LIBOR USD 1M, 0.80% Floor, 10.28% Cap), 0.62%, 03/25/35†	97,575	95,867
SBA Small Business Investment Cos., Series 2018-10B, Class 1
3.55%, 09/10/28	136,923	147,275
Shackleton CLO, Ltd., Series 2014-6RA, Class A
(Floating, ICE LIBOR USD 3M + 1.02%, 1.02% Floor), 1.15%, 07/17/28 144A †	378,120	378,130
Shackleton CLO, Ltd., Series 2019-14A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 1.33%, 07/20/34 144A †	8,700,000	8,699,157
SLC Student Loan Trust, Series 2005-3, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 0.24%, 06/15/29†	271,763	271,233
SLM Student Loan Trust, Series 2003-10A, Class A3
(Floating, ICE LIBOR USD 3M + 0.47%), 0.59%, 12/15/27 144A †	518,906	519,045
SLM Student Loan Trust, Series 2005-4, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 0.25%, 01/25/27†	50,809	50,706
SLM Student Loan Trust, Series 2005-5, Class A4
(Floating, ICE LIBOR USD 3M + 0.14%, 0.14% Floor), 0.27%, 10/25/28†	370,934	369,468
SLM Student Loan Trust, Series 2007-1, Class A5
(Floating, ICE LIBOR USD 3M + 0.09%), 0.22%, 01/26/26†	91,250	91,246
SMB Private Education Loan Trust, Series 2020-B, Class A1A
1.29%, 07/15/53 144A	469,226	471,355
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	1,530,000	1,529,373
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	660,000	669,961
SMB Private Education Loan Trust, Series 2021-C, Class B
2.30%, 01/15/53 144A	580,000	582,321
Sonic Capital LLC, Series 2020-1A, Class A2I
3.85%, 01/20/50 144A	662,742	700,087
	Par	Value
Sound Point CLO XX, Ltd., Series 2018-2A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%), 1.23%, 07/26/31 144A †	$500,000	$499,919
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, ICE LIBOR USD 1M + 0.78%, 0.78% Floor), 0.87%, 02/25/35 144A †	2,700,000	2,723,764
Sunrun Demeter Issuer, Series 2021-2A, Class A
2.27%, 01/30/57 144A	2,300,000	2,306,322
Tralee CLO VI, Ltd., Series 2019-6A, Class AS
(Floating, ICE LIBOR USD 3M + 1.30%), 1.43%, 10/25/32 144A †	620,000	620,367
Tryon Park CLO, Ltd., Series 2013-1A, Class A1SR
(Floating, ICE LIBOR USD 3M + 0.89%), 1.02%, 04/15/29 144A †	2,336,465	2,337,493
Trysail CLO, Ltd., Series 2021-1A, Class A1
(Floating, ICE LIBOR USD 3M + 1.32%, 1.32% Floor), 1.46%, 07/20/32 144A †	2,900,000	2,899,991
United States Small Business Administration, Series 2019-20D, Class 1
2.98%, 04/01/39	115,759	125,091
United States Small Business Administration, Series 2019-25G, Class 1
2.69%, 07/01/44	193,203	204,123
Utah State Board of Regents, Series 2015-1, Class A
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 0.68%, 02/25/43†	285,796	285,411
Venture 39 CLO, Ltd., Series 2020-39A, Class A1
(Floating, ICE LIBOR USD 3M + 1.28%, 1.28% Floor), 1.41%, 04/15/33 144A †	2,525,000	2,530,723
Voya CLO, Ltd., Series 2016-3A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.19%), 1.32%, 10/18/31 144A †	500,000	500,264
Voya CLO, Ltd., Series 2017-3A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.04%), 1.17%, 04/20/34 144A †	490,000	488,567
Voya CLO, Ltd., Series 2018-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 1.28%, 10/15/31 144A †	1,250,000	1,250,623

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Voya CLO, Ltd., Series 2019-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.06%, 1.06% Floor), 1.19%, 04/15/31 144A †	$1,700,000	$1,700,336
Wellfleet CLO X, Ltd., Series 2019-XA, Class A1R
(Floating, ICE LIBOR USD 3M + 1.17%), 1.34%, 07/20/32 144A †	6,900,000	6,919,921
Whitebox CLO II, Ltd., Series 2020-2A, Class A1
(Floating, ICE LIBOR USD 3M + 1.75%, 1.75% Floor), 1.88%, 10/24/31 144A †	620,000	621,567
Whitehorse XII, Ltd., Series 2018-12A, Class D
(Floating, ICE LIBOR USD 3M + 3.65%, 3.65% Floor), 3.78%, 10/15/31 144A †	750,000	734,802
Total Asset-Backed Securities (Cost $111,664,179)		111,279,298
CORPORATE BONDS — 27.5%
3M Co.
2.38%, 08/26/29Δ	210,000	218,017
3.05%, 04/15/30Δ	50,000	54,098
3.70%, 04/15/50	790,000	903,295
7-Eleven, Inc.
1.30%, 02/10/28 144A	725,000	697,406
Abbott Laboratories
3.75%, 11/30/26	148,000	166,110
4.75%, 11/30/36	205,000	261,079
4.90%, 11/30/46Δ	210,000	284,697
Adobe, Inc.
2.30%, 02/01/30	650,000	672,695
Adventist Health System
2.95%, 03/01/29	160,000	168,251
Aetna, Inc.
2.80%, 06/15/23	50,000	51,778
Air Lease Corporation
3.38%, 07/01/25	1,430,000	1,519,332
2.88%, 01/15/26	1,600,000	1,672,614
3.75%, 06/01/26	875,000	947,655
3.25%, 10/01/29	45,000	46,977
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A	1,566,740	1,748,707
Alexandria Real Estate Equities, Inc. REIT
3.80%, 04/15/26	900,000	992,822
2.75%, 12/15/29	1,400,000	1,455,769
3.38%, 08/15/31	325,000	353,985
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/24	400,000	424,180
Alliant Energy Finance LLC
3.75%, 06/15/23 144A	275,000	288,416
4.25%, 06/15/28 144A	75,000	85,031
Ally Financial, Inc.
1.45%, 10/02/23	250,000	253,774
	Par	Value
5.80%, 05/01/25	$50,000	$57,541
Alphabet, Inc.
0.45%, 08/15/25Δ	60,000	59,288
0.80%, 08/15/27Δ	130,000	127,437
1.10%, 08/15/30Δ	150,000	141,788
2.05%, 08/15/50	230,000	201,218
Amazon.com, Inc.
3.80%, 12/05/24Δ	40,000	43,684
0.80%, 06/03/25Δ	310,000	309,610
5.20%, 12/03/25	30,000	34,896
1.20%, 06/03/27Δ	390,000	388,959
3.15%, 08/22/27	270,000	297,029
1.50%, 06/03/30Δ	190,000	184,895
2.10%, 05/12/31Δ	170,000	172,316
4.80%, 12/05/34	75,000	95,675
3.88%, 08/22/37	160,000	189,074
4.95%, 12/05/44	220,000	296,914
4.05%, 08/22/47	290,000	352,219
2.50%, 06/03/50	310,000	290,821
4.25%, 08/22/57	160,000	203,555
Amdocs, Ltd.
2.54%, 06/15/30	1,975,000	1,967,905
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%, 07/15/25	712,064	692,703
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%, 10/15/29Δ	1,759,030	1,777,199
American Campus Communities Operating Partnership LP REIT
3.75%, 04/15/23	525,000	546,662
2.85%, 02/01/30	40,000	41,136
American Express Co.
2.50%, 07/30/24	1,995,000	2,097,798
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	361,845
2.38%, 07/15/31	205,000	203,306
American International Group, Inc.
4.13%, 02/15/24	75,000	80,988
2.50%, 06/30/25	150,000	157,128
3.90%, 04/01/26	825,000	915,674
4.20%, 04/01/28	1,850,000	2,109,521
3.40%, 06/30/30Δ	250,000	272,979
6.25%, 03/15/37	278,000	327,284
American Tower Corporation REIT
3.38%, 05/15/24	825,000	879,163
3.38%, 10/15/26	1,500,000	1,624,157
Amgen, Inc.
3.63%, 05/22/24	50,000	53,595
3.13%, 05/01/25	60,000	64,109
4.66%, 06/15/51	34,000	42,955
Anthem, Inc.
2.95%, 12/01/22	390,000	400,973
3.35%, 12/01/24	130,000	139,412
2.38%, 01/15/25	25,000	26,056
3.65%, 12/01/27	250,000	277,902
2.55%, 03/15/31Δ	2,100,000	2,159,781

	Par	Value
Apache Corporation
3.25%, 04/15/22	$24,000	$24,139
4.38%, 10/15/28	20,000	21,650
4.25%, 01/15/30Δ	60,000	64,765
5.10%, 09/01/40	180,000	201,821
5.25%, 02/01/42	30,000	32,982
4.75%, 04/15/43Δ	40,000	43,385
4.25%, 01/15/44Δ	300,000	302,189
5.35%, 07/01/49	140,000	155,761
Appalachian Power Co.
2.70%, 04/01/31	2,200,000	2,259,040
Apple, Inc.
1.13%, 05/11/25	630,000	634,789
3.20%, 05/13/25	65,000	70,213
3.25%, 02/23/26	30,000	32,650
2.45%, 08/04/26	595,000	629,917
4.50%, 02/23/36Δ	10,000	12,544
Applied Materials, Inc.
1.75%, 06/01/30	300,000	295,585
Arch Capital Finance LLC
4.01%, 12/15/26	600,000	675,908
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	256,442
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150,000	164,536
Arrow Electronics, Inc.
4.50%, 03/01/23	1,200,000	1,252,896
Ashtead Capital, Inc.
1.50%, 08/12/26 144A	350,000	346,587
2.45%, 08/12/31 144A	350,000	344,329
AT&T, Inc.
4.45%, 04/01/24	725,000	785,740
2.30%, 06/01/27	1,930,000	1,999,024
1.65%, 02/01/28Δ	540,000	536,052
2.75%, 06/01/31	175,000	179,831
2.25%, 02/01/32	1,700,000	1,656,606
2.55%, 12/01/33Δ	2,794,000	2,751,314
5.25%, 03/01/37	245,000	304,246
4.90%, 08/15/37	200,000	242,949
6.38%, 03/01/41	325,000	461,194
3.50%, 06/01/41	400,000	411,215
3.10%, 02/01/43	1,110,000	1,066,150
4.35%, 06/15/45	94,000	106,377
5.15%, 11/15/46	125,000	158,483
5.45%, 03/01/47	575,000	751,289
4.50%, 03/09/48	197,000	227,401
5.15%, 02/15/50	200,000	252,568
3.65%, 06/01/51	325,000	331,848
3.50%, 09/15/53	1,913,000	1,897,099
3.55%, 09/15/55	301,000	297,437
3.80%, 12/01/57	60,000	61,422
3.65%, 09/15/59	37,000	36,971
AutoNation, Inc.
1.95%, 08/01/28Δ	150,000	148,041
4.75%, 06/01/30	225,000	262,617
AvalonBay Communities, Inc. REIT
2.05%, 01/15/32	2,400,000	2,367,249
	Par	Value
Avangrid, Inc.
3.20%, 04/15/25	$275,000	$293,023
Aviation Capital Group LLC
5.50%, 12/15/24 144A	2,000,000	2,242,295
1.95%, 01/30/26 144A	400,000	398,746
Baker Hughes a GE Co. LLC
4.08%, 12/15/47	40,000	45,223
Bank of America Corporation
3.30%, 01/11/23	120,000	124,565
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23^	329,000	339,133
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 03/05/24^	530,000	552,630
4.00%, 04/01/24	420,000	454,820
(Floating, ICE LIBOR USD 3M + 0.96%), 1.10%, 07/23/24†	900,000	913,385
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 07/23/24^	225,000	238,182
4.20%, 08/26/24	1,295,000	1,417,029
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 09/05/24ρ ^	300,000	330,188
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24ρ Δ ^	150,000	168,225
4.00%, 01/22/25	440,000	478,324
(Variable, ICE LIBOR USD 3M + 0.97%), 3.46%, 03/15/25^	60,000	63,849
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/01/25^	2,240,000	2,381,880
(Variable, ICE LIBOR USD 3M + 0.81%), 3.37%, 01/23/26^	55,000	58,785
4.45%, 03/03/26	420,000	470,520
3.50%, 04/19/26	1,260,000	1,376,652
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	60,000	60,008
4.25%, 10/22/26	480,000	540,686
(Variable, U.S. SOFR + 1.01%), 1.20%, 10/24/26Δ ^	2,200,000	2,184,313
3.25%, 10/21/27Δ	875,000	945,344
4.18%, 11/25/27	825,000	920,200
(Variable, ICE LIBOR USD 3M + 1.37%), 3.59%, 07/21/28^	860,000	943,428
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	694,000	752,680
(Variable, ICE LIBOR USD 3M + 1.07%), 3.97%, 03/05/29^	300,000	333,869
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 07/23/29^	525,000	595,693
(Variable, ICE LIBOR USD 3M + 1.19%), 2.88%, 10/22/30^	500,000	522,264
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 02/13/31^	75,000	75,941
(Variable, U.S. SOFR + 2.15%), 2.59%, 04/29/31^	1,010,000	1,031,431
(Variable, U.S. SOFR + 1.53%), 1.90%, 07/23/31^	1,150,000	1,109,650
(Variable, U.S. SOFR + 1.22%), 2.30%, 07/21/32^	755,000	744,736
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	600,000	588,408
6.11%, 01/29/37	500,000	674,855

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, ICE LIBOR USD 3M + 1.81%), 4.24%, 04/24/38^	$30,000	$35,133
5.00%, 01/21/44	790,000	1,037,714
(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 01/23/49^	270,000	312,513
(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 03/15/50^	170,000	208,682
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 03/20/51^	990,000	1,172,892
(Variable, U.S. SOFR + 1.88%), 2.83%, 10/24/51^	750,000	719,772
Banner Health
2.34%, 01/01/30	865,000	887,451
Barrick North America Finance LLC
5.70%, 05/30/41Δ	150,000	202,816
Bausch Health Americas, Inc.
9.25%, 04/01/26 144A	200,000	213,845
Baylor Scott & White Holdings
1.78%, 11/15/30	305,000	299,261
Becton, Dickinson and Co.
3.36%, 06/06/24	377,000	400,980
3.73%, 12/15/24	47,000	50,810
3.70%, 06/06/27	1,685,000	1,867,102
2.82%, 05/20/30	650,000	681,577
4.69%, 12/15/44	94,000	117,298
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	400,000	436,742
3.70%, 07/15/30	400,000	450,918
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30Δ	725,000	722,618
4.25%, 01/15/49	460,000	561,430
Berry Global, Inc.
1.57%, 01/15/26 144A	2,475,000	2,477,450
Biogen, Inc.
3.15%, 05/01/50Δ	65,000	62,079
Block Financial LLC
3.88%, 08/15/30	1,600,000	1,741,172
Boeing Co. (The)
1.17%, 02/04/23	2,000,000	2,004,545
1.43%, 02/04/24	2,920,000	2,924,528
4.88%, 05/01/25	850,000	946,378
2.20%, 02/04/26	430,000	433,266
2.70%, 02/01/27	70,000	72,492
2.80%, 03/01/27	110,000	114,731
5.15%, 05/01/30Δ	1,200,000	1,409,153
3.25%, 02/01/35	925,000	925,900
6.63%, 02/15/38	210,000	281,954
3.55%, 03/01/38	70,000	71,240
5.71%, 05/01/40	340,000	432,591
3.85%, 11/01/48	25,000	25,621
3.75%, 02/01/50	200,000	202,263
5.81%, 05/01/50	1,400,000	1,869,448
5.93%, 05/01/60	10,000	13,688
Boston Properties LP REIT
4.50%, 12/01/28	930,000	1,071,653
2.55%, 04/01/32	2,200,000	2,198,680
	Par	Value
Boston Scientific Corporation
2.65%, 06/01/30Δ	$1,900,000	$1,962,208
BP Capital Markets America, Inc.
3.22%, 11/28/23	370,000	390,387
3.79%, 02/06/24Δ	50,000	53,545
3.12%, 05/04/26	570,000	616,629
3.54%, 04/06/27	50,000	55,120
4.23%, 11/06/28	1,550,000	1,778,765
3.63%, 04/06/30	490,000	546,617
3.00%, 02/24/50	520,000	500,963
Brighthouse Financial, Inc.
3.70%, 06/22/27Δ	449,000	492,133
Bristol-Myers Squibb Co.
3.88%, 08/15/25	611,000	674,010
3.45%, 11/15/27	55,000	61,180
3.90%, 02/20/28	30,000	33,938
Broadcom, Inc.
4.70%, 04/15/25	760,000	847,025
3.15%, 11/15/25	470,000	502,539
3.46%, 09/15/26	3,431,000	3,708,961
2.45%, 02/15/31 144A	2,000,000	1,938,365
4.30%, 11/15/32	2,000,000	2,242,885
3.42%, 04/15/33 144A	900,000	932,396
3.47%, 04/15/34 144A	2,090,000	2,154,107
3.14%, 11/15/35 144A	6,814,000	6,793,415
3.19%, 11/15/36 144A	28,000	27,921
3.50%, 02/15/41 144A	325,000	321,612
Calpine Corporation
4.50%, 02/15/28 144A	495,000	505,519
Camden Property Trust REIT
3.15%, 07/01/29	65,000	70,279
Cameron LNG LLC
2.90%, 07/15/31 144A	70,000	74,267
3.30%, 01/15/35 144A	460,000	491,715
Capital One Financial Corporation
3.50%, 06/15/23	325,000	341,664
3.30%, 10/30/24	345,000	370,258
Carrier Global Corporation
2.24%, 02/15/25	35,000	36,273
2.49%, 02/15/27	1,225,000	1,281,535
2.72%, 02/15/30	650,000	672,895
3.58%, 04/05/50	20,000	21,286
CenterPoint Energy Resources Corporation
(Floating, ICE LIBOR USD 3M + 0.50%), 0.62%, 03/02/23†	2,100,000	2,100,350
CenterPoint Energy, Inc.
4.25%, 11/01/28	700,000	798,270
CF Industries, Inc.
5.38%, 03/15/44	35,000	44,474
CH Robinson Worldwide, Inc.
4.20%, 04/15/28	1,500,000	1,700,311
Charles Schwab Corporation (The)
4.20%, 03/24/25	60,000	66,360
3.30%, 04/01/27	65,000	70,839
3.25%, 05/22/29	10,000	10,940

	Par	Value
Charter Communications Operating LLC
4.46%, 07/23/22	$1,700,000	$1,743,396
4.91%, 07/23/25	7,190,000	8,089,466
4.20%, 03/15/28	510,000	570,020
2.25%, 01/15/29	2,300,000	2,299,150
5.05%, 03/30/29	460,000	538,965
6.38%, 10/23/35	525,000	691,210
5.38%, 04/01/38	180,000	217,505
3.50%, 03/01/42	120,000	117,535
6.48%, 10/23/45	90,000	122,561
4.80%, 03/01/50	360,000	404,718
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	25,000	28,920
Cheniere Energy Partners LP
4.00%, 03/01/31 144A Δ	60,000	62,907
3.25%, 01/31/32 144A	80,000	80,364
Chevron Corporation
1.55%, 05/11/25	310,000	317,062
2.95%, 05/16/26	350,000	377,308
2.00%, 05/11/27	100,000	103,210
Chevron U.S.A., Inc.
3.85%, 01/15/28	550,000	621,490
6.00%, 03/01/41	10,000	14,515
4.95%, 08/15/47	110,000	147,203
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,597,365
Chubb INA Holdings, Inc.
3.35%, 05/03/26	120,000	130,959
Cigna Corporation
3.75%, 07/15/23	293,000	309,790
4.13%, 11/15/25	180,000	200,096
4.38%, 10/15/28	460,000	531,998
2.40%, 03/15/30	1,250,000	1,271,582
4.80%, 08/15/38	640,000	783,898
3.20%, 03/15/40	675,000	695,859
4.90%, 12/15/48Δ	1,000,000	1,280,087
Cimarex Energy Co.
3.90%, 05/15/27	660,000	722,581
4.38%, 03/15/29	650,000	735,243
Cintas Corporation No. 2
2.90%, 04/01/22	180,000	181,981
3.70%, 04/01/27	190,000	212,189
Cisco Systems, Inc.
5.50%, 01/15/40	75,000	104,939
CIT Bank NA
(Variable, U.S. SOFR + 1.72%), 2.97%, 09/27/25^	550,000	578,793
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23ρ Δ ^	170,000	177,331
3.50%, 05/15/23	220,000	230,547
(Variable, U.S. SOFR + 1.67%), 1.68%, 05/15/24^	2,190,000	2,233,284
(Variable, ICE LIBOR USD 3M + 0.90%), 3.35%, 04/24/25^	65,000	69,056
(Variable, U.S. SOFR + 0.67%), 0.98%, 05/01/25^	70,000	70,244
	Par	Value
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25ρ ^	$430,000	$470,313
4.40%, 06/10/25	450,000	497,957
5.50%, 09/13/25	490,000	565,730
(Variable, U.S. SOFR + 2.84%), 3.11%, 04/08/26^	190,000	201,799
3.40%, 05/01/26	2,075,000	2,260,084
(Variable, ICE LIBOR USD 3M + 4.52%), 6.25%, 08/15/26ρ ^	150,000	174,032
3.20%, 10/21/26	500,000	539,375
4.30%, 11/20/26	1,675,000	1,882,468
4.45%, 09/29/27	2,305,000	2,623,111
(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 07/24/28Δ ^	150,000	164,986
4.13%, 07/25/28	1,750,000	1,954,906
(Variable, U.S. SOFR + 3.91%), 4.41%, 03/31/31^	340,000	392,764
(Variable, U.S. SOFR + 2.11%), 2.57%, 06/03/31^	790,000	805,724
6.63%, 06/15/32	50,000	67,224
8.13%, 07/15/39	260,000	444,830
6.68%, 09/13/43	10,000	15,261
5.30%, 05/06/44	24,000	31,985
4.65%, 07/30/45	894,000	1,138,790
4.75%, 05/18/46	40,000	50,295
4.65%, 07/23/48	160,000	206,622
Citizens Financial Group, Inc.
2.85%, 07/27/26	65,000	69,089
Citrix Systems, Inc.
1.25%, 03/01/26	2,100,000	2,066,653
4.50%, 12/01/27	40,000	44,301
Coca-Cola Co. (The)
3.38%, 03/25/27	120,000	132,977
1.45%, 06/01/27Δ	265,000	267,661
2.50%, 06/01/40	20,000	19,462
2.60%, 06/01/50	130,000	124,417
Comcast Corporation
3.10%, 04/01/25	245,000	262,225
3.38%, 08/15/25	275,000	298,040
3.95%, 10/15/25	477,000	529,375
3.15%, 03/01/26	130,000	140,547
3.30%, 02/01/27	344,000	375,633
3.30%, 04/01/27	1,710,000	1,873,418
4.15%, 10/15/28	1,180,000	1,357,805
3.40%, 04/01/30Δ	150,000	165,283
4.25%, 10/15/30	410,000	477,806
5.65%, 06/15/35	420,000	562,001
6.50%, 11/15/35	7,000	10,066
3.90%, 03/01/38	30,000	34,102
3.25%, 11/01/39	400,000	422,740
3.75%, 04/01/40Δ	165,000	185,584
3.40%, 07/15/46	50,000	53,102
4.00%, 03/01/48	40,000	45,824
4.70%, 10/15/48	100,000	127,859
4.00%, 11/01/49	60,000	69,584
3.45%, 02/01/50	300,000	318,556
2.80%, 01/15/51Δ	270,000	256,067
2.94%, 11/01/56 144A	135,000	127,764

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CommonSpirit Health
4.35%, 11/01/42	$40,000	$45,989
Commonwealth Edison Co.
3.80%, 10/01/42	300,000	339,633
ConocoPhillips
3.75%, 10/01/27 144A	170,000	189,968
4.30%, 08/15/28 144A	480,000	553,055
6.50%, 02/01/39	30,000	43,796
ConocoPhillips Co.
6.95%, 04/15/29	220,000	294,169
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30	130,000	142,401
3.95%, 04/01/50	140,000	159,945
Continental Resources, Inc.
4.50%, 04/15/23	556,000	576,850
4.38%, 01/15/28Δ	320,000	354,400
5.75%, 01/15/31 144A	210,000	254,100
4.90%, 06/01/44	50,000	56,063
CoStar Group, Inc.
2.80%, 07/15/30 144A	625,000	636,131
Costco Wholesale Corporation
1.60%, 04/20/30	550,000	537,857
Coterra Energy, Inc.
3.90%, 05/15/27 144A	660,000	722,769
4.38%, 03/15/29 144A	650,000	736,152
Cox Communications, Inc.
3.35%, 09/15/26 144A	45,000	48,344
CRH America Finance, Inc.
3.95%, 04/04/28 144A	500,000	560,570
Crown Castle International Corporation REIT
3.15%, 07/15/23	2,325,000	2,428,053
3.10%, 11/15/29	70,000	73,621
CSC Holdings LLC
3.38%, 02/15/31 144A	780,000	726,375
CSX Corporation
3.25%, 06/01/27	65,000	70,896
3.80%, 04/15/50	300,000	341,321
CVS Health Corporation
2.75%, 12/01/22	210,000	214,603
3.70%, 03/09/23	99,000	103,403
2.63%, 08/15/24	205,000	215,329
3.88%, 07/20/25	788,000	863,097
3.63%, 04/01/27	200,000	220,379
4.30%, 03/25/28	763,000	871,052
3.75%, 04/01/30	1,090,000	1,211,710
2.13%, 09/15/31	2,740,000	2,694,095
4.13%, 04/01/40	80,000	91,801
2.70%, 08/21/40	360,000	344,061
5.13%, 07/20/45	775,000	1,000,038
5.05%, 03/25/48	1,030,000	1,328,147
4.25%, 04/01/50	80,000	94,362
CVS Pass-Through Trust
6.94%, 01/10/30	498,768	603,698
CyrusOne LP REIT
2.90%, 11/15/24	1,500,000	1,573,845
	Par	Value
D.R. Horton, Inc.
4.38%, 09/15/22	$800,000	$821,487
Daimler Finance North America LLC
3.75%, 11/05/21 144A	1,600,000	1,604,855
2.55%, 08/15/22 144A	1,700,000	1,733,392
2.70%, 06/14/24 144A	1,900,000	1,993,788
8.50%, 01/18/31	25,000	37,875
Deere & Co.
3.10%, 04/15/30Δ	50,000	54,419
3.75%, 04/15/50	760,000	908,337
Dell International LLC
5.45%, 06/15/23	2,775,000	2,977,104
5.85%, 07/15/25Δ	25,000	29,100
6.02%, 06/15/26	1,025,000	1,220,102
8.35%, 07/15/46	75,000	121,872
Delta Air Lines, Inc.
7.00%, 05/01/25 144A	2,250,000	2,624,921
4.50%, 10/20/25 144A	700,000	749,206
4.75%, 10/20/28 144A	350,000	390,466
Deutsche Bank AG
4.25%, 10/14/21	1,500,000	1,501,623
3.95%, 02/27/23	1,900,000	1,986,031
Devon Energy Corporation
5.85%, 12/15/25	792,000	917,047
5.25%, 10/15/27 144A	38,000	40,397
4.50%, 01/15/30 144A	32,000	34,892
5.60%, 07/15/41	287,000	358,184
4.75%, 05/15/42	710,000	811,697
5.00%, 06/15/45	1,240,000	1,456,253
DH Europe Finance II S.a.r.l.
2.20%, 11/15/24	2,275,000	2,369,478
2.60%, 11/15/29	225,000	234,867
Diamondback Energy, Inc.
3.25%, 12/01/26	90,000	96,425
3.50%, 12/01/29Δ	160,000	171,216
Discover Financial Services
3.75%, 03/04/25	450,000	485,822
Discovery Communications LLC
3.63%, 05/15/30Δ	1,800,000	1,953,465
5.20%, 09/20/47	20,000	24,963
DISH DBS Corporation
5.88%, 11/15/24Δ	170,000	183,010
7.75%, 07/01/26	150,000	169,571
5.13%, 06/01/29Δ	140,000	137,360
Dollar Tree, Inc.
4.00%, 05/15/25	325,000	355,850
4.20%, 05/15/28	400,000	450,949
Dominion Energy, Inc.
3.07%, 08/15/24 STEP	675,000	713,709
3.38%, 04/01/30	225,000	243,886
2.25%, 08/15/31	2,300,000	2,294,633
Duke Energy Corporation
3.75%, 04/15/24	200,000	213,468
3.15%, 08/15/27	550,000	592,743
2.45%, 06/01/30	1,800,000	1,820,463

	Par	Value
Duke Energy Ohio, Inc.
3.65%, 02/01/29	$350,000	$384,494
DuPont de Nemours, Inc.
4.21%, 11/15/23	175,000	187,961
4.49%, 11/15/25	350,000	393,687
4.73%, 11/15/28	350,000	411,934
5.32%, 11/15/38	25,000	32,247
East Ohio Gas Co. (The)
2.00%, 06/15/30 144A	125,000	122,319
3.00%, 06/15/50 144A	35,000	34,431
Eaton Corporation
2.75%, 11/02/22	410,000	420,679
4.15%, 11/02/42	200,000	235,713
Ecolab, Inc.
2.75%, 08/18/55 144A	68,000	65,437
Emory University
1.57%, 09/01/25	1,600,000	1,622,659
2.14%, 09/01/30	1,170,000	1,195,259
Enable Midstream Partners LP
4.95%, 05/15/28	900,000	1,011,707
Energy Transfer LP
4.20%, 09/15/23	625,000	664,039
4.50%, 11/01/23	310,000	329,989
4.25%, 04/01/24	100,000	107,090
4.50%, 04/15/24	230,000	248,792
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.13%), 6.75%, 05/15/25ρ ^	200,000	205,000
5.95%, 12/01/25	300,000	348,166
5.50%, 06/01/27	1,175,000	1,379,350
4.95%, 06/15/28	110,000	126,289
5.25%, 04/15/29	1,410,000	1,653,892
3.75%, 05/15/30	860,000	929,801
5.30%, 04/01/44	20,000	23,212
5.30%, 04/15/47	125,000	146,688
5.40%, 10/01/47	50,000	59,679
6.00%, 06/15/48	50,000	63,547
6.25%, 04/15/49	390,000	513,271
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,362,742
2.35%, 06/15/32Δ	2,200,000	2,207,358
Enterprise Products Operating LLC
4.15%, 10/16/28	600,000	683,077
3.13%, 07/31/29	100,000	107,463
2.80%, 01/31/30Δ	890,000	930,506
7.55%, 04/15/38	50,000	76,619
5.70%, 02/15/42Δ	60,000	79,701
4.85%, 03/15/44	50,000	60,235
4.80%, 02/01/49	30,000	36,795
4.20%, 01/31/50	680,000	767,554
3.70%, 01/31/51	740,000	784,399
3.95%, 01/31/60	120,000	130,264
EOG Resources, Inc.
4.15%, 01/15/26	160,000	178,615
4.38%, 04/15/30Δ	40,000	46,722
3.90%, 04/01/35	260,000	294,981
	Par	Value
4.95%, 04/15/50Δ	$490,000	$649,542
EPR Properties REIT
4.75%, 12/15/26	1,200,000	1,315,128
EQM Midstream Partners LP
4.13%, 12/01/26	1,800,000	1,852,317
EQT Corporation
3.00%, 10/01/22Δ	20,000	20,377
6.63%, 02/01/25	20,000	22,916
3.13%, 05/15/26 144A	10,000	10,264
3.90%, 10/01/27	440,000	476,791
5.00%, 01/15/29Δ	100,000	112,720
3.63%, 05/15/31 144A	210,000	219,083
Equinix, Inc. REIT
2.63%, 11/18/24	1,700,000	1,780,892
1.55%, 03/15/28Δ	2,200,000	2,152,194
3.00%, 07/15/50	70,000	66,571
Equitable Holdings, Inc.
4.35%, 04/20/28	600,000	684,250
Exelon Corporation
4.05%, 04/15/30Δ	325,000	368,535
5.63%, 06/15/35	415,000	538,170
4.70%, 04/15/50	25,000	31,635
Exelon Generation Co. LLC
3.25%, 06/01/25Δ	1,665,000	1,776,346
Expedia Group, Inc.
3.60%, 12/15/23	300,000	317,624
6.25%, 05/01/25 144A	1,114,000	1,284,766
4.63%, 08/01/27	150,000	170,148
3.80%, 02/15/28	300,000	325,834
2.95%, 03/15/31	2,350,000	2,376,721
Exxon Mobil Corporation
1.57%, 04/15/23	30,000	30,589
2.99%, 03/19/25	700,000	747,007
3.04%, 03/01/26	500,000	539,901
3.48%, 03/19/30	540,000	601,028
4.11%, 03/01/46	230,000	268,531
4.33%, 03/19/50	190,000	233,013
3.45%, 04/15/51	250,000	266,276
Federal Realty Investment Trust REIT
3.50%, 06/01/30	1,900,000	2,063,786
FedEx Corporation
4.05%, 02/15/48	375,000	420,193
Fidelity National Information Services, Inc.
1.15%, 03/01/26	2,200,000	2,181,846
Fifth Third Bancorp
2.38%, 01/28/25	375,000	390,000
Fiserv, Inc.
2.75%, 07/01/24	1,075,000	1,132,382
3.85%, 06/01/25	65,000	70,942
3.20%, 07/01/26	725,000	783,097
4.20%, 10/01/28	375,000	427,140
Florida Power & Light Co.
2.85%, 04/01/25	30,000	31,855
3.80%, 12/15/42	425,000	492,444

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Ford Motor Credit Co. LLC
2.98%, 08/03/22	$1,800,000	$1,821,888
(Floating, ICE LIBOR USD 3M + 1.24%), 1.36%, 02/15/23†	2,200,000	2,192,294
3.37%, 11/17/23	1,900,000	1,949,685
2.90%, 02/16/28	380,000	380,000
4.00%, 11/13/30	940,000	978,775
Fox Corporation
4.03%, 01/25/24	480,000	515,120
4.71%, 01/25/29	250,000	291,426
3.50%, 04/08/30Δ	125,000	136,496
5.48%, 01/25/39	525,000	671,116
Freeport-McMoRan, Inc.
3.88%, 03/15/23	10,000	10,330
4.55%, 11/14/24	10,000	10,825
5.45%, 03/15/43	192,000	236,640
GE Capital Funding LLC
4.05%, 05/15/27	1,900,000	2,134,346
General Dynamics Corporation
3.25%, 04/01/25	40,000	42,948
3.50%, 05/15/25	40,000	43,432
4.25%, 04/01/40	60,000	73,201
4.25%, 04/01/50	180,000	227,854
General Electric Co.
2.70%, 10/09/22Δ	75,000	76,776
3.45%, 05/01/27	195,000	213,990
3.63%, 05/01/30Δ	525,000	583,760
6.75%, 03/15/32	80,000	109,526
5.88%, 01/14/38	45,000	60,854
6.88%, 01/10/39	85,000	126,833
4.25%, 05/01/40	175,000	204,661
General Mills, Inc.
4.20%, 04/17/28	600,000	684,171
General Motors Co.
5.40%, 10/02/23	535,000	583,637
4.00%, 04/01/25	200,000	217,632
6.13%, 10/01/25	190,000	222,699
6.60%, 04/01/36	25,000	33,602
5.15%, 04/01/38	110,000	131,420
5.95%, 04/01/49	300,000	395,963
General Motors Financial Co., Inc.
3.45%, 04/10/22	230,000	232,420
4.30%, 07/13/25	300,000	329,343
4.35%, 01/17/27	560,000	628,189
5.65%, 01/17/29	100,000	120,534
2.70%, 06/10/31	575,000	573,675
Gilead Sciences, Inc.
3.70%, 04/01/24	230,000	245,817
4.50%, 02/01/45	275,000	333,483
4.75%, 03/01/46	20,000	25,180
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	45,000	66,467
Glencore Funding LLC
3.00%, 10/27/22 144A Δ	10,000	10,240
4.13%, 05/30/23 144A	20,000	21,155
4.13%, 03/12/24 144A	1,155,000	1,237,672
4.63%, 04/29/24 144A	658,000	717,267
	Par	Value
1.63%, 04/27/26 144A	$525,000	$522,816
4.00%, 03/27/27 144A Δ	480,000	528,182
3.88%, 10/27/27 144A	520,000	568,282
2.63%, 09/23/31 144A	875,000	857,320
Global Payments, Inc.
2.65%, 02/15/25	445,000	465,291
3.20%, 08/15/29	225,000	237,990
2.90%, 05/15/30	1,600,000	1,652,107
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 11/05/21† ρ	3,000	2,968
Goldman Sachs Group, Inc. (The)
3.20%, 02/23/23	250,000	259,073
3.85%, 07/08/24Δ	150,000	161,532
3.50%, 01/23/25	1,700,000	1,821,615
3.50%, 04/01/25	320,000	344,141
4.25%, 10/21/25	1,170,000	1,296,316
3.50%, 11/16/26	700,000	756,781
(Floating, ICE LIBOR USD 3M + 1.75%), 1.88%, 10/28/27†	1,800,000	1,892,321
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	1,140,000	1,262,503
(Variable, ICE LIBOR USD 3M + 1.30%), 4.22%, 05/01/29^	990,000	1,119,535
6.75%, 10/01/37	110,000	157,715
6.25%, 02/01/41	750,000	1,094,194
(Variable, U.S. SOFR + 1.51%), 3.21%, 04/22/42^	60,000	62,082
(Variable, U.S. SOFR + 1.47%), 2.91%, 07/21/42^	150,000	148,092
5.15%, 05/22/45	550,000	722,118
4.75%, 10/21/45	220,000	284,372
Goodman U.S. Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	1,083,695
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 144A	175,000	198,047
Guardian Life Global Funding
1.10%, 06/23/25 144A	100,000	100,315
1.25%, 11/19/27 144A	1,800,000	1,758,729
H&E Equipment Services, Inc.
3.88%, 12/15/28 144A	325,000	324,139
Halliburton Co.
3.80%, 11/15/25Δ	40,000	43,828
6.70%, 09/15/38	50,000	68,271
5.00%, 11/15/45	190,000	228,015
HCA, Inc.
5.25%, 04/15/25	120,000	136,088
5.25%, 06/15/26	10,000	11,481
5.38%, 09/01/26	1,600,000	1,832,640
5.50%, 06/15/47	80,000	103,911
Healthcare Realty Trust, Inc. REIT
2.05%, 03/15/31Δ	175,000	170,443
Healthcare Trust of America Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,578,484
Healthpeak Properties, Inc. REIT
3.50%, 07/15/29	65,000	71,170

	Par	Value
Hewlett Packard Enterprise Co.
2.25%, 04/01/23	$1,000,000	$1,024,863
4.45%, 10/02/23	1,350,000	1,446,497
4.65%, 10/01/24	585,000	646,447
4.90%, 10/15/25	915,000	1,036,027
6.35%, 10/15/45	155,000	208,445
Hilton Domestic Operating Co., Inc.
4.00%, 05/01/31 144A Δ	986,000	1,002,022
3.63%, 02/15/32 144A	407,000	401,404
Home Depot, Inc. (The)
2.50%, 04/15/27	150,000	159,287
3.90%, 12/06/28	270,000	309,179
2.70%, 04/15/30	170,000	179,974
3.30%, 04/15/40Δ	450,000	488,080
3.35%, 04/15/50	830,000	899,114
Honeywell International, Inc.
1.35%, 06/01/25	230,000	233,860
Host Hotels & Resorts LP REIT
3.38%, 12/15/29	20,000	20,599
HP, Inc.
3.40%, 06/17/30	65,000	69,199
Humana, Inc.
3.15%, 12/01/22	70,000	71,794
4.50%, 04/01/25	40,000	44,440
3.95%, 03/15/27	150,000	167,499
4.63%, 12/01/42	60,000	73,767
4.95%, 10/01/44	70,000	89,788
4.80%, 03/15/47	10,000	12,684
Huntington Bancshares, Inc.
4.00%, 05/15/25	550,000	603,314
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 144A	2,500,000	2,499,943
Huntsman International LLC
4.50%, 05/01/29	325,000	368,539
2.95%, 06/15/31	250,000	256,340
Hyatt Hotels Corporation
1.80%, 10/01/24	2,875,000	2,881,507
Hyundai Capital America
1.00%, 09/17/24 144A	2,300,000	2,292,630
1.65%, 09/17/26 144A Δ	2,300,000	2,280,483
2.75%, 09/27/26	70,000	72,638
IHS Markit, Ltd.
4.00%, 03/01/26 144A	631,000	695,021
Intel Corporation
3.70%, 07/29/25	80,000	87,597
1.60%, 08/12/28Δ	250,000	249,265
4.60%, 03/25/40	15,000	18,774
3.73%, 12/08/47	76,000	84,881
4.75%, 03/25/50	210,000	274,730
3.05%, 08/12/51	645,000	642,006
Intercontinental Exchange, Inc.
3.00%, 06/15/50	1,500,000	1,489,529
International Business Machines Corporation
3.00%, 05/15/24Δ	720,000	763,955
International Flavors & Fragrances, Inc.
1.83%, 10/15/27 144A	650,000	651,364
	Par	Value
4.38%, 06/01/47	$1,000,000	$1,183,846
Intuit, Inc.
1.35%, 07/15/27	175,000	174,235
IPALCO Enterprises, Inc.
4.25%, 05/01/30	1,800,000	2,022,141
ITC Holdings Corporation
2.95%, 05/14/30 144A Δ	1,900,000	1,995,457
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32	1,971,975	1,988,213
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.80%), 3.93%, 02/01/22† ρ	1,260,000	1,261,466
(Variable, ICE LIBOR USD 3M + 0.73%), 3.56%, 04/23/24^	800,000	837,738
(Variable, U.S. SOFR + 1.46%), 1.51%, 06/01/24Δ ^	770,000	783,051
(Variable, ICE LIBOR USD 3M + 0.89%), 3.80%, 07/23/24^	1,775,000	1,876,986
3.88%, 09/10/24	860,000	935,407
(Variable, ICE LIBOR USD 3M + 1.00%), 4.02%, 12/05/24^	1,490,000	1,596,194
(Variable, U.S. SOFR + 3.13%), 4.60%, 02/01/25ρ ^	875,000	895,781
(Variable, U.S. SOFR + 1.16%), 2.30%, 10/15/25^	685,000	710,703
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26Δ ^	460,000	473,311
2.95%, 10/01/26	700,000	750,626
(Variable, ICE LIBOR USD 3M + 1.25%), 3.96%, 01/29/27^	875,000	965,993
(Variable, U.S. SOFR + 0.77%), 1.47%, 09/22/27^	2,500,000	2,485,022
4.25%, 10/01/27	780,000	887,626
3.63%, 12/01/27	900,000	983,679
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 01/23/29^	1,720,000	1,872,357
(Variable, ICE LIBOR USD 3M + 1.26%), 4.20%, 07/23/29^	380,000	432,525
(Variable, ICE LIBOR USD 3M + 1.33%), 4.45%, 12/05/29^	170,000	195,926
(Variable, U.S. SOFR + 3.79%), 4.49%, 03/24/31^	75,000	87,558
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	575,000	586,950
(Variable, U.S. SOFR + 2.52%), 2.96%, 05/13/31^	300,000	312,282
6.40%, 05/15/38	30,000	43,705
4.95%, 06/01/45	400,000	523,476
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	320,000	325,617
Keysight Technologies, Inc.
3.00%, 10/30/29	475,000	501,773
Kilroy Realty LP REIT
3.80%, 01/15/23Δ	400,000	414,068
4.75%, 12/15/28	1,750,000	2,020,754
Kimberly-Clark Corporation
2.88%, 02/07/50	5,000	5,080
Kinder Morgan Energy Partners LP
3.95%, 09/01/22	520,000	532,487

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.50%, 09/01/23	$2,250,000	$2,360,096
4.25%, 09/01/24	980,000	1,066,481
Kinder Morgan, Inc.
4.30%, 03/01/28	60,000	68,056
5.20%, 03/01/48	10,000	12,505
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	39,876
L3Harris Technologies, Inc.
5.05%, 04/27/45	110,000	144,019
Laboratory Corporation of America Holdings
3.60%, 02/01/25	65,000	69,963
Lear Corporation
5.25%, 05/15/49Δ	35,000	43,576
Lehman Escrow Bonds
0.00%, 01/18/12#	200,000	1,360
0.00%, 01/24/13#	2,300,000	15,640
0.00%, 07/19/17Ψ ††† #	150,000	—
0.00%, 12/28/17Ψ ††† #	3,340,000	—
0.00%, 11/19/21Ψ ††† ρ #	2,330,000	—
Level 3 Financing, Inc.
3.40%, 03/01/27 144A	1,600,000	1,687,360
Life Storage LP REIT
3.88%, 12/15/27Δ	900,000	1,011,211
Lincoln National Corporation
3.05%, 01/15/30	20,000	21,324
Lockheed Martin Corporation
3.10%, 01/15/23Δ	40,000	41,263
3.55%, 01/15/26	310,000	340,946
4.50%, 05/15/36	50,000	62,067
Louisville Gas and Electric Co.
4.25%, 04/01/49	50,000	60,468
Lowe's Cos., Inc.
4.00%, 04/15/25	60,000	65,772
1.70%, 09/15/28	500,000	495,992
4.50%, 04/15/30Δ	110,000	129,016
1.70%, 10/15/30	675,000	645,850
3.00%, 10/15/50	150,000	146,578
Marathon Petroleum Corporation
3.80%, 04/01/28	125,000	137,114
6.50%, 03/01/41	45,000	62,366
Marriott International, Inc.
2.13%, 10/03/22	1,500,000	1,518,277
Mars, Inc.
2.70%, 04/01/25 144A	400,000	422,617
3.20%, 04/01/30 144A	475,000	516,541
2.38%, 07/16/40 144A	150,000	143,481
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26	1,100,000	1,210,715
4.38%, 03/15/29	500,000	580,933
Martin Marietta Materials, Inc.
3.20%, 07/15/51	1,225,000	1,224,460
Masco Corporation
1.50%, 02/15/28	2,575,000	2,507,373
Mastercard, Inc.
3.30%, 03/26/27	250,000	274,975
	Par	Value
3.85%, 03/26/50	$310,000	$369,179
McDonald’s Corporation
3.30%, 07/01/25	170,000	183,130
1.45%, 09/01/25	40,000	40,618
3.70%, 01/30/26	250,000	274,990
3.50%, 03/01/27	360,000	395,834
3.50%, 07/01/27	160,000	176,876
3.80%, 04/01/28	90,000	100,655
3.60%, 07/01/30Δ	160,000	178,079
4.45%, 09/01/48	575,000	706,963
3.63%, 09/01/49	130,000	141,991
4.20%, 04/01/50	1,230,000	1,468,450
Medtronic, Inc.
3.50%, 03/15/25	10,000	10,856
4.63%, 03/15/45	36,000	47,080
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	417,723
MetLife, Inc.
6.40%, 12/15/36	50,000	64,311
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	1,700,000	1,870,527
Microchip Technology, Inc.
2.67%, 09/01/23	675,000	700,057
Micron Technology, Inc.
2.50%, 04/24/23	250,000	257,633
Microsoft Corporation
2.88%, 02/06/24	470,000	494,747
2.70%, 02/12/25	120,000	127,147
3.13%, 11/03/25	60,000	65,076
2.40%, 08/08/26Δ	1,540,000	1,637,059
3.30%, 02/06/27	800,000	885,312
3.45%, 08/08/36	5,000	5,728
2.53%, 06/01/50	18,000	17,351
2.92%, 03/17/52	37,000	38,327
2.68%, 06/01/60	22,000	21,365
3.04%, 03/17/62	108,000	114,308
MidAmerican Energy Co.
3.65%, 04/15/29	350,000	391,901
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	290,000	315,726
Mondelez International, Inc.
1.50%, 05/04/25	670,000	680,361
2.75%, 04/13/30	55,000	57,590
Morgan Stanley
3.70%, 10/23/24	1,150,000	1,247,908
(Variable, U.S. SOFR + 0.53%), 0.79%, 05/30/25^	60,000	59,836
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	795,000	833,263
(Variable, U.S. SOFR + 1.99%), 2.19%, 04/28/26Δ ^	750,000	774,666
3.63%, 01/20/27	1,475,000	1,626,884
3.95%, 04/23/27	1,375,000	1,530,213
(Variable, ICE LIBOR USD 3M + 1.14%), 3.77%, 01/24/29^	220,000	243,599

	Par	Value
(Variable, ICE LIBOR USD 3M + 1.63%), 4.43%, 01/23/30^	$195,000	$225,297
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31Δ ^	1,895,000	1,955,067
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31^	1,000,000	1,102,731
(Variable, U.S. SOFR + 1.03%), 1.79%, 02/13/32^	725,000	691,025
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	875,000	856,850
(Variable, ICE LIBOR USD 3M + 1.43%), 4.46%, 04/22/39^	30,000	36,318
MPLX LP
4.88%, 12/01/24	230,000	254,863
4.88%, 06/01/25	100,000	111,800
4.25%, 12/01/27	35,000	39,358
4.00%, 03/15/28	50,000	55,254
4.80%, 02/15/29	250,000	289,500
4.50%, 04/15/38	470,000	525,343
4.70%, 04/15/48	880,000	1,017,950
5.50%, 02/15/49Δ	595,000	755,556
MPT Operating Partnership LP REIT
4.63%, 08/01/29Δ	435,000	467,299
Mylan, Inc.
5.40%, 11/29/43	60,000	74,353
National Retail Properties, Inc. REIT
3.90%, 06/15/24	255,000	273,543
3.60%, 12/15/26	250,000	272,214
National Securities Clearing Corporation
1.50%, 04/23/25 144A	400,000	406,304
Nature Conservancy (The)
0.94%, 07/01/26	25,000	24,483
1.30%, 07/01/28	25,000	24,328
NBCUniversal Media LLC
5.95%, 04/01/41	25,000	36,606
NetApp, Inc.
1.88%, 06/22/25	1,700,000	1,742,428
2.38%, 06/22/27	45,000	46,983
New York Life Global Funding
0.95%, 06/24/25 144A	200,000	199,548
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	590,000	590,743
2.25%, 06/01/30Δ	1,900,000	1,912,152
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	2,277,992
Nielsen Finance LLC
5.88%, 10/01/30 144A	83,000	87,492
NIKE, Inc.
2.40%, 03/27/25	180,000	188,965
2.75%, 03/27/27Δ	220,000	236,335
3.25%, 03/27/40	110,000	120,516
3.38%, 03/27/50Δ	520,000	581,147
NiSource, Inc.
3.49%, 05/15/27	925,000	1,014,291
3.60%, 05/01/30	100,000	109,702
	Par	Value
3.95%, 03/30/48Δ	$450,000	$509,960
Nissan Motor Acceptance Co. LLC
(Floating, ICE LIBOR USD 3M + 0.89%), 1.02%, 01/13/22 144A †	1,900,000	1,903,236
2.75%, 03/09/28 144A Δ	2,200,000	2,225,470
Northrop Grumman Corporation
2.93%, 01/15/25	870,000	922,022
3.25%, 01/15/28	670,000	725,409
5.25%, 05/01/50Δ	355,000	498,493
Northwell Healthcare, Inc.
6.15%, 11/01/43	375,000	539,893
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	300,000	423,486
3.85%, 09/30/47 144A	250,000	285,743
NRG Energy, Inc.
3.75%, 06/15/24 144A	625,000	666,992
3.38%, 02/15/29 144A	318,000	314,241
3.63%, 02/15/31 144A	850,000	835,975
Nuveen LLC
4.00%, 11/01/28 144A	225,000	255,614
NVIDIA Corporation
2.85%, 04/01/30	350,000	375,256
3.50%, 04/01/40	540,000	599,440
3.50%, 04/01/50	1,120,000	1,256,829
3.70%, 04/01/60	460,000	537,350
Occidental Petroleum Corporation
6.95%, 07/01/24	290,000	328,239
2.90%, 08/15/24	650,000	662,448
5.55%, 03/15/26	435,000	483,416
3.40%, 04/15/26	500,000	513,440
3.20%, 08/15/26	260,000	265,772
3.00%, 02/15/27	150,000	150,158
7.88%, 09/15/31	280,000	373,827
6.45%, 09/15/36	205,000	258,172
4.63%, 06/15/45	130,000	133,156
6.60%, 03/15/46	220,000	276,514
4.40%, 04/15/46	60,000	59,916
4.10%, 02/15/47	260,000	247,696
4.20%, 03/15/48	80,000	76,742
Omega Healthcare Investors, Inc. REIT
3.63%, 10/01/29	1,600,000	1,685,209
ONEOK, Inc.
6.35%, 01/15/31	1,600,000	2,050,557
Oracle Corporation
2.95%, 05/15/25	50,000	53,082
2.88%, 03/25/31	925,000	952,520
3.60%, 04/01/40	400,000	415,447
4.00%, 07/15/46	375,000	397,943
4.38%, 05/15/55	30,000	33,733
Otis Worldwide Corporation
2.06%, 04/05/25	195,000	201,577
2.29%, 04/05/27Δ	200,000	207,925
2.57%, 02/15/30	1,425,000	1,463,947

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Owl Rock Capital Corporation
2.88%, 06/11/28	$2,200,000	$2,197,527
Pacific Gas and Electric Co.
1.75%, 06/16/22	2,900,000	2,895,659
3.40%, 08/15/24	600,000	622,796
3.15%, 01/01/26	1,300,000	1,343,924
2.95%, 03/01/26Δ	800,000	821,847
2.10%, 08/01/27	370,000	361,329
4.55%, 07/01/30Δ	1,800,000	1,947,773
2.50%, 02/01/31	610,000	581,078
3.30%, 08/01/40	165,000	152,500
3.50%, 08/01/50	345,000	314,451
Pacific Life Global Funding II
1.20%, 06/24/25 144A	1,700,000	1,704,919
Parsley Energy LLC
4.13%, 02/15/28 144A	30,000	31,484
PayPal Holdings, Inc.
1.35%, 06/01/23	220,000	223,722
1.65%, 06/01/25Δ	1,380,000	1,414,691
2.65%, 10/01/26Δ	2,775,000	2,967,143
2.30%, 06/01/30	300,000	307,642
PepsiCo, Inc.
0.75%, 05/01/23	300,000	302,475
2.25%, 03/19/25	20,000	20,875
2.63%, 03/19/27Δ	30,000	32,031
1.63%, 05/01/30	250,000	245,074
2.88%, 10/15/49Δ	100,000	102,012
3.63%, 03/19/50	40,000	46,140
3.88%, 03/19/60	170,000	207,036
Phillips 66
3.70%, 04/06/23	400,000	419,106
3.85%, 04/09/25	100,000	109,018
1.30%, 02/15/26	175,000	174,102
4.65%, 11/15/34	60,000	71,601
Phillips 66 Partners LP
3.61%, 02/15/25	65,000	69,570
Physicians Realty LP REIT
3.95%, 01/15/28	2,400,000	2,637,910
Pioneer Natural Resources Co.
1.13%, 01/15/26	70,000	69,135
2.15%, 01/15/31	290,000	282,216
Plains All American Pipeline LP
3.65%, 06/01/22	200,000	202,645
3.85%, 10/15/23	725,000	762,654
Post Holdings, Inc.
5.50%, 12/15/29 144A Δ	350,000	371,469
Prime Security Services Borrower LLC
3.38%, 08/31/27 144A	770,000	739,685
Principal Life Global Funding II
1.25%, 06/23/25 144A	90,000	90,198
Procter & Gamble Co. (The)
2.80%, 03/25/27	75,000	80,797
3.00%, 03/25/30	130,000	142,340
Progress Energy, Inc.
7.75%, 03/01/31	350,000	493,158
Public Storage REIT
0.50%, 09/09/30(E)	2,000,000	2,272,548
	Par	Value
QUALCOMM, Inc.
2.15%, 05/20/30Δ	$35,000	$35,554
4.80%, 05/20/45	10,000	13,167
Range Resources Corporation
5.00%, 03/15/23	322,000	334,478
4.88%, 05/15/25	10,000	10,571
Raymond James Financial, Inc.
4.65%, 04/01/30	75,000	89,164
Raytheon Technologies Corporation
3.15%, 12/15/24	120,000	127,527
3.95%, 08/16/25	530,000	583,909
3.50%, 03/15/27	550,000	604,431
4.13%, 11/16/28	665,000	757,356
2.25%, 07/01/30	540,000	545,662
5.70%, 04/15/40	15,000	20,533
4.50%, 06/01/42	90,000	110,453
4.05%, 05/04/47	375,000	436,020
Realty Income Corporation REIT
3.25%, 01/15/31	1,800,000	1,954,391
Regency Centers LP REIT
2.95%, 09/15/29	775,000	814,080
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,500,000	1,428,309
2.80%, 09/15/50	35,000	32,379
Reinsurance Group of America, Inc.
3.90%, 05/15/29	65,000	72,752
RELX Capital, Inc.
3.50%, 03/16/23	300,000	312,662
Republic Services, Inc.
2.50%, 08/15/24	190,000	199,029
Roper Technologies, Inc.
4.20%, 09/15/28	500,000	568,698
Ross Stores, Inc.
4.60%, 04/15/25	65,000	72,581
Rush Obligated Group
3.92%, 11/15/29	400,000	452,888
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	475,000	480,467
5.63%, 04/15/23	400,000	425,195
5.63%, 03/01/25	450,000	510,911
5.00%, 03/15/27	425,000	488,857
4.20%, 03/15/28	300,000	335,187
4.50%, 05/15/30	1,600,000	1,845,285
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,581,804
salesforce.com, Inc.
3.25%, 04/11/23	300,000	312,895
San Diego Gas & Electric Co.
2.95%, 08/15/51	2,300,000	2,282,587
Santander Holdings U.S.A., Inc.
4.50%, 07/17/25	60,000	66,132
3.24%, 10/05/26Δ	1,100,000	1,175,852
SBA Communications Corporation REIT
3.13%, 02/01/29 144A	598,000	578,565
SBA Tower Trust REIT
2.84%, 01/15/25 144A	2,200,000	2,280,979
2.33%, 01/15/28 144A	2,300,000	2,350,542

	Par	Value
Schlumberger Holdings Corporation
4.00%, 12/21/25 144A	$190,000	$209,479
3.90%, 05/17/28 144A Δ	252,000	277,948
4.30%, 05/01/29 144A	30,000	33,969
Sempra Energy
3.40%, 02/01/28	275,000	296,803
3.80%, 02/01/38	30,000	33,238
ServiceNow, Inc.
1.40%, 09/01/30Δ	1,000,000	938,625
Sherwin-Williams Co. (The)
3.13%, 06/01/24	75,000	79,503
3.45%, 06/01/27	350,000	384,574
2.95%, 08/15/29	475,000	504,895
Simon Property Group LP REIT
2.45%, 09/13/29Δ	1,600,000	1,635,369
Skyworks Solutions, Inc.
1.80%, 06/01/26Δ	2,200,000	2,230,519
Southern California Edison Co.
3.70%, 08/01/25	1,800,000	1,957,813
4.20%, 03/01/29	400,000	448,681
4.88%, 03/01/49	55,000	65,819
Southern Co. (The)
3.25%, 07/01/26	1,400,000	1,507,333
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	322,143
Southern Copper Corporation
5.25%, 11/08/42	2,710,000	3,370,562
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	566,827
Southern Power Co.
4.95%, 12/15/46	50,000	60,957
Southwest Airlines Co.
5.25%, 05/04/25	60,000	67,768
Southwestern Electric Power Co.
2.75%, 10/01/26	65,000	68,410
Southwestern Energy Co.
5.38%, 02/01/29 144A	10,000	10,711
5.38%, 03/15/30	40,000	43,219
Spectra Energy Partners LP
3.50%, 03/15/25Δ	65,000	69,796
Spirit AeroSystems, Inc.
3.95%, 06/15/23	1,500,000	1,529,295
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	989,707	1,038,112
Spirit Realty LP REIT
4.45%, 09/15/26	1,200,000	1,341,113
4.00%, 07/15/29	750,000	831,706
Sprint Spectrum Co. LLC
5.15%, 03/20/28 144A	1,100,000	1,258,455
Starbucks Corporation
3.80%, 08/15/25	625,000	685,946
2.55%, 11/15/30	1,900,000	1,953,199
State Street Corporation
(Variable, ICE LIBOR USD 3M + 1.03%), 4.14%, 12/03/29^	60,000	69,956
	Par	Value
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31Δ ^	$240,000	$262,552
Steel Dynamics, Inc.
2.40%, 06/15/25	140,000	145,786
1.65%, 10/15/27	275,000	272,350
Stifel Financial Corporation
4.00%, 05/15/30	1,900,000	2,119,988
Sutter Health
2.29%, 08/15/30	215,000	216,914
SYNNEX Corporation
2.38%, 08/09/28 144A	600,000	594,629
2.65%, 08/09/31 144A	600,000	587,504
Sysco Corporation
6.60%, 04/01/40Δ	675,000	990,584
Targa Resources Partners LP
5.88%, 04/15/26	350,000	365,969
6.50%, 07/15/27	355,000	383,215
5.00%, 01/15/28	70,000	73,588
5.50%, 03/01/30	120,000	131,363
4.88%, 02/01/31	70,000	75,600
4.00%, 01/15/32 144A	30,000	31,041
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	46,000	69,562
4.90%, 09/15/44 144A	520,000	677,622
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 144A	1,190,000	1,231,441
Texas Instruments, Inc.
1.75%, 05/04/30	370,000	366,447
Textron, Inc.
2.45%, 03/15/31	1,700,000	1,705,631
Time Warner Cable LLC
7.30%, 07/01/38	910,000	1,307,391
5.88%, 11/15/40	330,000	416,929
Time Warner Entertainment Co. LP
8.38%, 03/15/23	975,000	1,083,385
8.38%, 07/15/33	390,000	579,917
TJX Cos., Inc. (The)
2.25%, 09/15/26Δ	40,000	42,005
T-Mobile U.S.A., Inc.
3.50%, 04/15/25	1,495,000	1,611,116
1.50%, 02/15/26	400,000	401,558
2.25%, 02/15/26Δ	70,000	70,875
3.75%, 04/15/27	2,325,000	2,563,061
2.05%, 02/15/28	1,260,000	1,270,854
2.63%, 02/15/29	320,000	323,779
3.88%, 04/15/30	1,835,000	2,027,114
2.55%, 02/15/31	1,570,000	1,576,622
2.88%, 02/15/31	160,000	161,560
3.50%, 04/15/31Δ	260,000	274,530
3.50%, 04/15/31 144A	190,000	200,618
4.38%, 04/15/40	45,000	51,901
3.00%, 02/15/41	365,000	353,624
Toyota Motor Credit Corporation
1.80%, 02/13/25	35,000	35,963
3.00%, 04/01/25	60,000	63,992

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	$880,000	$1,097,684
3.25%, 05/15/30	640,000	684,590
TransDigm, Inc.
6.38%, 06/15/26	350,000	361,519
7.50%, 03/15/27	300,000	314,625
4.63%, 01/15/29Δ	130,000	130,000
Tronox, Inc.
4.63%, 03/15/29 144A	1,225,000	1,220,406
Truist Bank
2.25%, 03/11/30	475,000	477,816
Truist Financial Corporation
(Variable, U.S. SOFR + 0.61%), 1.27%, 03/02/27^	35,000	34,892
U.S. Bancorp
1.45%, 05/12/25	2,380,000	2,419,062
UDR, Inc. REIT
3.20%, 01/15/30	1,200,000	1,286,324
2.10%, 08/01/32	150,000	144,209
Union Pacific Corporation
3.75%, 07/15/25	210,000	230,196
2.89%, 04/06/36 144A	670,000	696,210
3.84%, 03/20/60	480,000	551,679
3.75%, 02/05/70Δ	80,000	90,082
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	630,842	631,123
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	630,842	640,481
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	2,040,445	2,287,503
United Airlines, Inc.
4.38%, 04/15/26 144A	20,000	20,550
4.63%, 04/15/29 144A	250,000	258,675
United Parcel Service, Inc.
3.90%, 04/01/25	65,000	71,200
5.30%, 04/01/50	100,000	144,611
UnitedHealth Group, Inc.
2.88%, 12/15/21	180,000	180,949
2.38%, 10/15/22	40,000	40,908
3.50%, 06/15/23	90,000	94,753
3.75%, 07/15/25	230,000	253,478
1.25%, 01/15/26Δ	90,000	90,620
2.00%, 05/15/30Δ	280,000	280,958
2.75%, 05/15/40Δ	700,000	701,026
4.25%, 06/15/48	160,000	196,977
4.45%, 12/15/48	50,000	63,477
3.70%, 08/15/49	170,000	193,348
2.90%, 05/15/50	250,000	251,062
3.88%, 08/15/59	190,000	223,213
3.13%, 05/15/60	30,000	30,754
University of Chicago (The)
5.42%, 10/01/30	100,000	124,089
Utah Acquisition Sub, Inc.
2.25%, 11/22/24(E)	1,500,000	1,850,909
3.95%, 06/15/26	1,700,000	1,873,688
	Par	Value
Valero Energy Corporation
2.70%, 04/15/23	$700,000	$722,749
2.85%, 04/15/25	600,000	632,142
6.63%, 06/15/37	20,000	27,048
Vanguard Group, Inc. (The)
3.05%, 08/22/50Ψ †††	390,000	373,541
Ventas Realty LP REIT
3.00%, 01/15/30Δ	1,700,000	1,769,596
VEREIT Operating Partnership LP REIT
4.63%, 11/01/25	600,000	674,878
3.95%, 08/15/27	150,000	168,289
3.40%, 01/15/28	200,000	216,421
2.85%, 12/15/32	800,000	831,791
Verizon Communications, Inc.
2.63%, 08/15/26	280,000	296,367
3.00%, 03/22/27	70,000	75,164
2.10%, 03/22/28	405,000	411,436
4.33%, 09/21/28	2,018,000	2,321,721
3.88%, 02/08/29	360,000	404,036
3.15%, 03/22/30Δ	1,465,000	1,567,564
1.75%, 01/20/31	250,000	237,801
2.55%, 03/21/31Δ	4,360,000	4,416,494
2.36%, 03/15/32 144A	5,416,000	5,359,327
4.50%, 08/10/33	430,000	512,442
5.25%, 03/16/37	530,000	686,091
2.65%, 11/20/40	570,000	536,299
3.85%, 11/01/42	40,000	44,040
4.13%, 08/15/46	380,000	436,694
4.86%, 08/21/46	290,000	369,776
5.50%, 03/16/47	40,000	55,533
5.01%, 04/15/49	70,000	91,816
4.00%, 03/22/50	190,000	216,205
2.88%, 11/20/50	1,250,000	1,166,957
2.99%, 10/30/56	746,000	690,517
ViacomCBS, Inc.
6.88%, 04/30/36	30,000	42,920
Visa, Inc.
3.15%, 12/14/25	450,000	488,199
2.05%, 04/15/30	270,000	274,439
2.70%, 04/15/40	270,000	276,551
4.30%, 12/14/45	460,000	578,186
Vistra Operations Co. LLC
3.55%, 07/15/24 144A	1,150,000	1,209,926
VMware, Inc.
2.95%, 08/21/22	1,800,000	1,837,477
4.65%, 05/15/27	700,000	804,395
3.90%, 08/21/27	500,000	557,622
1.80%, 08/15/28	225,000	221,864
2.20%, 08/15/31	600,000	587,080
Volkswagen Group of America Finance LLC
3.13%, 05/12/23 144A	1,600,000	1,662,773
Voya Financial, Inc.
5.70%, 07/15/43	170,000	234,535
Walmart, Inc.
1.50%, 09/22/28	150,000	149,408
1.80%, 09/22/31	80,000	79,355

	Par	Value
Walt Disney Co. (The)
3.70%, 09/15/24	$625,000	$676,834
2.20%, 01/13/28	1,300,000	1,344,453
2.65%, 01/13/31Δ	400,000	417,889
6.65%, 11/15/37	150,000	223,907
Waste Management, Inc.
1.15%, 03/15/28Δ	250,000	240,942
WEA Finance LLC REIT
3.75%, 09/17/24 144A	770,000	819,818
Wells Fargo & Co.
3.45%, 02/13/23	200,000	208,205
(Floating, ICE LIBOR USD 3M + 1.23%), 1.36%, 10/31/23†	600,000	607,608
4.48%, 01/16/24	396,000	428,992
3.75%, 01/24/24Δ	1,325,000	1,416,796
3.55%, 09/29/25	2,000,000	2,179,801
(Variable, U.S. SOFR + 1.09%), 2.41%, 10/30/25^	60,000	62,508
(Variable, ICE LIBOR USD 3M + 0.75%), 2.16%, 02/11/26^	35,000	36,116
3.00%, 04/22/26	900,000	966,097
(Variable, U.S. SOFR + 2.00%), 2.19%, 04/30/26^	1,610,000	1,662,352
4.10%, 06/03/26Δ	440,000	490,315
3.00%, 10/23/26	2,210,000	2,369,981
4.30%, 07/22/27	1,780,000	2,023,770
4.15%, 01/24/29	645,000	733,491
(Variable, U.S. SOFR + 1.43%), 2.88%, 10/30/30^	410,000	428,416
(Variable, U.S. SOFR + 4.03%), 4.48%, 04/04/31^	460,000	535,876
5.38%, 11/02/43	190,000	252,372
4.65%, 11/04/44	70,000	85,870
4.90%, 11/17/45	370,000	468,958
4.40%, 06/14/46	370,000	440,286
4.75%, 12/07/46	260,000	325,993
(Variable, U.S. SOFR + 4.50%), 5.01%, 04/04/51^	3,360,000	4,515,781
Welltower, Inc. REIT
4.25%, 04/01/26	898,000	1,002,990
Western Midstream Operating LP
(Floating, ICE LIBOR USD 3M + 2.10%), 2.23%, 01/13/23†	80,000	80,015
4.35%, 02/01/25Δ	220,000	232,421
4.50%, 03/01/28	60,000	64,468
5.30%, 02/01/30	780,000	862,875
5.45%, 04/01/44	75,000	86,293
5.30%, 03/01/48	65,000	75,039
5.50%, 08/15/48	160,000	187,505
6.50%, 02/01/50	130,000	153,219
Westinghouse Air Brake Technologies Corporation
4.95%, 09/15/28	60,000	69,098
WestRock RKT LLC
4.00%, 03/01/23	30,000	31,186
Weyerhaeuser Co. REIT
7.38%, 03/15/32	50,000	71,267
Williams Cos., Inc. (The)
3.90%, 01/15/25	300,000	324,273
	Par	Value
7.50%, 01/15/31	$100,000	$139,418
7.75%, 06/15/31	585,000	815,422
8.75%, 03/15/32	181,000	277,192
6.30%, 04/15/40	45,000	61,430
Willis North America, Inc.
2.95%, 09/15/29	175,000	183,111
WP Carey, Inc. REIT
4.60%, 04/01/24	160,000	173,654
4.00%, 02/01/25	105,000	114,221
3.85%, 07/15/29	900,000	998,039
WR Grace Holdings LLC
4.88%, 06/15/27 144A Δ	730,000	751,900
WRKCo, Inc.
3.75%, 03/15/25	500,000	541,354
4.00%, 03/15/28Δ	1,100,000	1,231,114
Xerox Holdings Corporation
5.00%, 08/15/25 144A	1,240,000	1,304,480
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26	1,900,000	2,033,566
3.55%, 03/20/30Δ	825,000	902,924
Zoetis, Inc.
2.00%, 05/15/30	1,900,000	1,883,882
Total Corporate Bonds (Cost $646,422,962)		677,720,718
FOREIGN BONDS — 11.7%
Argentina — 0.0%
Argentine Republic Government International Bond
1.00%, 07/09/29	93,932	35,930
(Step to 0.75% on 07/09/23), 0.50%, 07/09/30 STEP	1,614,303	596,033
(Step to 1.50% on 07/09/22), 1.13%, 07/09/35 STEP	451,796	148,894
(Step to 3.50% on 07/09/22), 2.50%, 07/09/41 STEP	810,000	299,109
		1,079,966
Australia — 0.1%
BHP Billiton Finance (U.S.A.), Ltd.
2.88%, 02/24/22Δ	20,000	20,210
5.00%, 09/30/43	170,000	226,733
Commonwealth Bank of Australia
3.90%, 07/12/47 144A	110,000	130,928
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 3.05%, 03/03/36 144A ^	750,000	743,218
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 1.07%), 1.34%, 01/12/27 144A ^	500,000	495,854
Newcrest Finance Pty, Ltd.
3.25%, 05/13/30 144A	175,000	186,145
Westpac Banking Corporation
2.35%, 02/19/25	70,000	73,254
(Variable, USD ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	175,000	193,288

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	$275,000	$298,947
		2,368,577
Austria — 0.1%
Erste Group Bank AG
(Variable, EUR Swap Rate 5Y + 6.20%), 6.50%, 04/15/24(E) ρ ^	400,000	514,843
Suzano Austria GmbH
3.75%, 01/15/31	660,000	678,810
3.13%, 01/15/32	320,000	309,440
		1,503,093
Brazil — 0.2%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/23(B)	8,338,000	1,541,471
10.00%, 01/01/27(B)	1,013,000	181,930
Brazilian Government International Bond
4.63%, 01/13/28Δ	480,000	505,625
5.63%, 01/07/41	340,000	344,661
5.00%, 01/27/45	1,350,000	1,263,222
BRF SA
4.88%, 01/24/30	200,000	200,500
Vale Overseas, Ltd.
6.25%, 08/10/26	105,000	124,213
6.88%, 11/21/36	484,000	645,535
		4,807,157
Canada — 0.6%
1011778 BC ULC
4.00%, 10/15/30 144A	446,000	442,098
Alimentation Couche-Tard, Inc.
3.55%, 07/26/27 144A	75,000	82,647
Bank of Montreal
1.85%, 05/01/25Δ	500,000	514,689
(Variable, U.S. SOFR + 0.60%), 0.95%, 01/22/27^	75,000	73,864
(Variable, USD Swap 5Y + 1.43%), 3.80%, 12/15/32^	100,000	109,644
Bank of Nova Scotia (The)
2.20%, 02/03/25Δ	70,000	72,673
1.30%, 06/11/25	270,000	271,939
Barrick Gold Corporation
5.25%, 04/01/42	560,000	725,255
Bausch Health Cos., Inc.
9.00%, 12/15/25 144A	600,000	634,035
Bell Telephone Co. of Canada
4.46%, 04/01/48	40,000	48,716
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	270,000	272,319
CGI, Inc.
1.45%, 09/14/26 144A	2,300,000	2,277,161
Enbridge, Inc.
(Floating, U.S. SOFR + 0.40%), 0.45%, 02/17/23†	1,800,000	1,805,713
2.50%, 08/01/33	850,000	854,032
	Par	Value
Ford Credit Canada Co.
(Floating, CAD Offered Rate 3M + 3.03%), 3.47%, 01/10/22(C) †	$2,400,000	$1,905,969
GFL Environmental, Inc.
3.75%, 08/01/25 144A Δ	1,025,000	1,055,750
Royal Bank of Canada
1.60%, 04/17/23Δ	430,000	438,416
1.15%, 06/10/25	330,000	330,762
Suncor Energy, Inc.
2.80%, 05/15/23	225,000	232,957
3.10%, 05/15/25	475,000	506,056
Teck Resources, Ltd.
3.90%, 07/15/30Δ	275,000	298,897
6.00%, 08/15/40	10,000	13,004
Toronto-Dominion Bank (The)
0.75%, 06/12/23	500,000	503,084
1.15%, 06/12/25	260,000	260,682
TransCanada PipeLines, Ltd.
7.63%, 01/15/39	30,000	46,483
		13,776,845
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31	1,800,000	1,786,374
China — 0.3%
Avolon Holdings Funding, Ltd.
3.95%, 07/01/24 144A	400,000	424,856
2.88%, 02/15/25 144A	800,000	823,435
2.13%, 02/21/26 144A Δ	2,500,000	2,475,593
4.25%, 04/15/26 144A	125,000	134,505
Baidu, Inc.
3.43%, 04/07/30	400,000	424,672
China Government Bond
3.31%, 11/30/25(Y)	1,000,000	160,332
Huarong Finance II Co., Ltd.
4.88%, 11/22/26	200,000	193,750
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	15,000	15,541
4.50%, 03/15/23 144A	20,000	20,904
5.50%, 02/15/24 144A	60,000	65,492
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	390,000	423,231
Tencent Holdings, Ltd.
3.68%, 04/22/41 144A	420,000	436,270
3.84%, 04/22/51 144A	910,000	947,936
Yuzhou Group Holdings Co., Ltd.
6.00%, 10/25/23	200,000	156,840
		6,703,357
Colombia — 0.2%
Colombia Government International Bond
3.00%, 01/30/30Δ	200,000	189,383
3.13%, 04/15/31Δ	460,000	431,379
3.25%, 04/22/32	450,000	420,759
4.13%, 02/22/42Δ	450,000	405,684

	Par	Value
5.63%, 02/26/44	$1,080,000	$1,129,561
4.13%, 05/15/51	240,000	206,789
3.88%, 02/15/61	200,000	161,784
Ecopetrol SA
5.88%, 05/28/45	1,360,000	1,375,674
		4,321,013
Denmark — 0.1%
Danske Bank A/S
5.00%, 01/12/22 144A	540,000	546,516
5.38%, 01/12/24 144A	340,000	373,225
1.23%, 06/22/24 144A	280,000	282,852
(Variable, ICE LIBOR USD 3M + 1.59%), 3.24%, 12/20/25 144A ^	220,000	233,789
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	1,800,000	1,800,952
		3,237,334
Dominican Republic — 0.0%
Dominican Republic International Bond
6.40%, 06/05/49 144A	170,000	180,372
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	9,000	9,889
France — 0.7%
BNP Paribas SA
3.50%, 03/01/23 144A	925,000	964,403
(Variable, USD Swap 5Y + 4.15%), 6.63%, 03/25/24 144A ρ ^	200,000	217,190
3.38%, 01/09/25 144A	450,000	479,980
(Variable, ICE LIBOR USD 3M + 2.24%), 4.71%, 01/10/25 144A ^	450,000	487,313
(Variable, U.S. SOFR + 2.07%), 2.22%, 06/09/26 144A ^	1,790,000	1,837,935
(Variable, U.S. SOFR + 1.00%), 1.32%, 01/13/27 144A ^	775,000	762,289
4.40%, 08/14/28 144A	1,340,000	1,528,750
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,792,765
(Variable, USD Swap 5Y + 1.48%), 4.38%, 03/01/33 144A ^	440,000	482,720
BPCE SA
4.00%, 09/12/23 144A	750,000	798,213
4.63%, 09/12/28 144A	375,000	432,110
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	375,000	364,468
Credit Agricole SA
(Variable, USD Swap 5Y + 4.32%), 6.88%, 09/23/24 144A ρ ^	300,000	334,275
4.38%, 03/17/25	275,000	300,359
(Variable, U.S. SOFR + 1.68%), 1.91%, 06/16/26 144A ^	2,025,000	2,064,361
	Par	Value
4.13%, 01/10/27 144A	$450,000	$504,954
(Variable, USD Swap 5Y + 1.64%), 4.00%, 01/10/33 144A ^	250,000	270,281
Danone SA
2.59%, 11/02/23 144A	2,350,000	2,441,182
2.95%, 11/02/26 144A	310,000	330,821
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.49%, 12/14/26 144A ^	1,700,000	1,681,732
XLIT, Ltd.
4.45%, 03/31/25	349,000	387,150
		18,463,251
Germany — 0.5%
Commerzbank AG
(Variable, 6.36% - EUR Swap Rate 5Y), 6.13%, 10/09/25(E) ρ ^	400,000	509,095
Deutsche Bank AG
5.00%, 02/14/22	1,400,000	1,423,002
(Variable, U.S. SOFR + 2.16%), 2.22%, 09/18/24^	2,100,000	2,153,041
4.10%, 01/13/26	65,000	71,150
(Variable, 1.85% - Euribor 3M), 1.38%, 09/03/26(E) ^	1,500,000	1,804,173
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26^	450,000	457,305
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	1,700,000	2,075,563
(Variable, U.S. SOFR + 3.04%), 3.55%, 09/18/31^	1,900,000	2,028,999
(Variable, U.S. SOFR + 1.72%), 3.04%, 05/28/32^	560,000	568,657
Volkswagen Bank GmbH
1.88%, 01/31/24(E)	1,500,000	1,814,511
		12,905,496
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	222,734
Indonesia — 0.2%
Indonesia Government International Bond
3.85%, 07/18/27 144A	500,000	555,178
3.50%, 01/11/28	450,000	489,175
5.25%, 01/08/47 144A	200,000	249,878
4.35%, 01/11/48	1,000,000	1,116,059
3.70%, 10/30/49	1,180,000	1,201,212
3.05%, 03/12/51	200,000	189,311
3.35%, 03/12/71	240,000	222,235
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31 144A	590,000	599,723
		4,622,771

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Ireland — 0.3%
AerCap Ireland Capital DAC
4.63%, 07/01/22	$550,000	$566,470
3.30%, 01/23/23	525,000	541,080
4.88%, 01/16/24	350,000	378,243
3.15%, 02/15/24	330,000	344,190
6.50%, 07/15/25Δ	290,000	336,379
AIB Group PLC
4.75%, 10/12/23 144A	950,000	1,022,001
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	2,772,000	3,005,981
4.42%, 11/15/35	250,000	300,267
SMBC Aviation Capital Finance DAC
4.13%, 07/15/23 144A	900,000	951,279
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	625,000	640,047
		8,085,937
Isle of Man — 0.0%
Sasol Financing International, Ltd.
4.50%, 11/14/22	370,000	379,037
Israel — 0.3%
Bank of Israel Bill - Makam
0.01%, 04/06/22(ZC) Ω	7,000,000	2,175,375
Israel Government Bond - Fixed
5.50%, 01/31/22(ZC)	6,900,000	2,179,363
Israel Government International Bond
3.25%, 01/17/28	1,500,000	1,648,170
2.75%, 07/03/30	2,060,000	2,192,911
3.38%, 01/15/50	430,000	457,048
		8,652,867
Italy — 0.3%
Intesa Sanpaolo SpA
3.13%, 07/14/22 144A	580,000	592,340
3.38%, 01/12/23 144A	220,000	227,603
5.02%, 06/26/24 144A	1,310,000	1,414,818
3.25%, 09/23/24 144A Δ	1,400,000	1,478,916
5.71%, 01/15/26 144A Δ	200,000	224,488
UniCredit SpA
6.57%, 01/14/22 144A	530,000	538,626
7.83%, 12/04/23 144A	3,100,000	3,548,762
		8,025,553
Japan — 1.1%
Aircastle, Ltd.
5.25%, 08/11/25 144A	10,000	11,185
Japan Finance Organization for Municipalities
2.13%, 10/25/23 144A	2,200,000	2,275,193
Mitsubishi HC Capital, Inc.
3.41%, 02/28/22 144A	1,500,000	1,514,146
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22	180,000	181,922
1.41%, 07/17/25	2,100,000	2,113,019
3.74%, 03/07/29	35,000	39,043
	Par	Value
4.29%, 07/26/38	$30,000	$36,230
Mizuho Financial Group, Inc.
(Floating, ICE LIBOR USD 3M + 0.99%), 1.11%, 07/10/24†	1,700,000	1,722,813
(Variable, ICE LIBOR USD 3M + 0.83%), 2.23%, 05/25/26^	1,600,000	1,650,006
Nissan Motor Co., Ltd.
3.04%, 09/15/23 144A	330,000	343,356
3.52%, 09/17/25 144A	3,210,000	3,414,570
4.35%, 09/17/27 144A Δ	770,000	846,460
4.81%, 09/17/30 144A Δ	1,800,000	2,025,585
Nomura Holdings, Inc.
2.61%, 07/14/31	270,000	269,241
NTT Finance Corporation
1.16%, 04/03/26 144A	2,600,000	2,586,555
Panasonic Corporation
2.54%, 07/19/22 144A	1,302,000	1,321,192
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 144A	1,450,000	1,567,636
2.45%, 09/27/24	1,600,000	1,673,048
1.90%, 09/17/28	2,300,000	2,274,672
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/30	700,000	689,546
		26,555,418
Jersey — 0.0%
Galaxy Pipeline Assets Bidco, Ltd.
2.63%, 03/31/36 144A	200,000	197,360
2.94%, 09/30/40	940,000	941,018
		1,138,378
Kazakhstan — 0.0%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	200,000	236,484
5.38%, 04/24/30	260,000	307,429
		543,913
Kuwait — 0.0%
Kuwait International Government Bond
3.50%, 03/20/27 144A	990,000	1,097,307
Luxembourg — 0.0%
ArcelorMittal SA
7.00%, 10/15/39	70,000	98,872
Mexico — 1.0%
Banco Actinver SA
4.80%, 12/18/32 144A	1,530,000	1,208,700
Mexican Bonos
10.00%, 12/05/24(M)	25,130,000	1,335,416
7.75%, 11/13/42(M)	210,665,200	10,109,105
8.00%, 11/07/47(M)	78,860,000	3,854,956
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	371,434
5.50%, 07/31/47	200,000	204,662
5.50%, 07/31/47 144A	270,000	276,294

	Par	Value
Mexico Government International Bond
4.50%, 04/22/29	$200,000	$224,963
2.66%, 05/24/31Δ	760,000	735,095
4.75%, 04/27/32	2,300,000	2,592,721
6.05%, 01/11/40	330,000	404,857
3.77%, 05/24/61	702,000	624,664
Orbia Advance Corporation SAB de CV
1.88%, 05/11/26 144A	550,000	551,589
2.88%, 05/11/31 144A	520,000	523,900
Petroleos Mexicanos
6.88%, 08/04/26	200,000	217,770
6.63%, 06/15/35	19,000	18,055
5.50%, 06/27/44	170,000	136,315
6.38%, 01/23/45	370,000	315,168
		23,705,664
Morocco & Antilles — 0.0%
OCP SA
5.13%, 06/23/51 144A	200,000	198,625
Netherlands — 1.1%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	200,000	222,055
(Variable, 4.67% - EUR Swap Rate 5Y), 4.38%, 09/22/25(E) ρ ^	400,000	498,091
Cooperatieve Rabobank UA
4.63%, 12/01/23	400,000	433,559
4.38%, 08/04/25	670,000	743,119
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 06/24/26 144A ^	810,000	809,404
Enel Finance International NV
1.88%, 07/12/28 144A	1,150,000	1,146,044
2.88%, 07/12/41 144A	2,300,000	2,243,330
Equate Petrochemical BV
4.25%, 11/03/26 144A	520,000	573,596
ING Groep NV
4.63%, 01/06/26 144A	1,600,000	1,816,496
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.40%, 07/01/26 144A ^	1,000,000	1,002,946
JAB Holdings BV
2.20%, 11/23/30 144A	550,000	540,394
JDE Peet's NV
1.38%, 01/15/27 144A	475,000	468,880
Lukoil Securities BV
3.88%, 05/06/30 144A	210,000	221,036
3.88%, 05/06/30	1,240,000	1,305,162
Lundin Energy Finance BV
2.00%, 07/15/26 144A	650,000	654,231
NXP BV
3.88%, 09/01/22 144A	950,000	978,432
2.70%, 05/01/25 144A	1,870,000	1,954,263
3.88%, 06/18/26 144A	1,500,000	1,653,349
	Par	Value
3.40%, 05/01/30 144A	$250,000	$271,546
2.50%, 05/11/31 144A Δ	900,000	909,037
Petrobras Global Finance BV
5.30%, 01/27/25	356,000	398,239
7.38%, 01/17/27	120,000	144,935
6.00%, 01/27/28	990,000	1,117,958
6.85%, 06/05/15π	550,000	568,147
Prosus NV
3.68%, 01/21/30 144A	200,000	207,623
3.06%, 07/13/31 144A	1,430,000	1,397,666
4.03%, 08/03/50 144A	220,000	206,534
4.03%, 08/03/50	200,000	187,758
3.83%, 02/08/51 144A	420,000	383,032
Shell International Finance BV
2.38%, 04/06/25	45,000	47,073
2.88%, 05/10/26	660,000	711,648
2.75%, 04/06/30Δ	1,600,000	1,699,684
6.38%, 12/15/38	20,000	29,552
4.55%, 08/12/43	120,000	150,567
4.38%, 05/11/45	660,000	811,203
4.00%, 05/10/46	190,000	223,891
3.25%, 04/06/50	310,000	330,191
Syngenta Finance NV
5.18%, 04/24/28 144A	200,000	224,883
		27,285,554
Nigeria — 0.1%
Nigeria Government International Bond
7.14%, 02/23/30	690,000	705,344
8.75%, 01/21/31	210,000	230,906
7.88%, 02/16/32	520,000	542,019
		1,478,269
Norway — 0.1%
Equinor ASA
2.88%, 04/06/25	60,000	63,726
Yara International ASA
4.75%, 06/01/28 144A	1,100,000	1,270,117
		1,333,843
Panama — 0.0%
Panama Government International Bond
2.25%, 09/29/32	590,000	556,559
4.50%, 04/16/50	250,000	273,052
4.50%, 04/01/56	280,000	305,676
		1,135,287
Peru — 0.2%
Peruvian Government International Bond
8.20%, 08/12/26	7,000,000	1,907,617
6.35%, 08/12/28(ZB)	6,100,000	1,526,097
2.78%, 01/23/31	1,130,000	1,121,073
5.63%, 11/18/50Δ	330,000	447,889
2.78%, 12/01/60	10,000	8,467

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.23%, 07/28/21~ Δ	$50,000	$41,649
		5,052,792
Poland — 0.1%
Republic of Poland Government International Bond
4.00%, 01/22/24	1,380,000	1,490,033
Qatar — 0.3%
Qatar Government International Bond
3.38%, 03/14/24 144A	560,000	596,075
3.38%, 03/14/24	1,700,000	1,809,514
4.00%, 03/14/29 144A	460,000	523,802
5.10%, 04/23/48	1,000,000	1,329,084
4.82%, 03/14/49 144A	1,720,000	2,216,449
Qatar Petroleum
2.25%, 07/12/31 144A	680,000	674,403
3.13%, 07/12/41 144A	630,000	630,901
3.30%, 07/12/51 144A	640,000	647,693
		8,427,921
Romania — 0.1%
Romanian Government International Bond
3.62%, 05/26/30(E) 144A	510,000	666,092
3.00%, 02/14/31 144A	130,000	132,904
2.00%, 01/28/32(E) 144A	70,000	78,998
3.38%, 01/28/50(E) 144A	60,000	68,547
3.38%, 01/28/50(E)	70,000	79,971
4.00%, 02/14/51 144A	280,000	280,140
		1,306,652
Russia — 0.5%
Gazprom PJSC Via Gaz Capital SA
5.15%, 02/11/26 144A	340,000	379,597
7.29%, 08/16/37	100,000	138,506
Russian Federal Bond - OFZ
7.00%, 01/25/23(Q)	34,070,000	467,190
7.00%, 08/16/23(Q)	52,440,000	719,419
7.75%, 09/16/26(Q)	9,710,000	137,026
8.15%, 02/03/27(Q)	87,410,000	1,254,369
7.05%, 01/19/28(Q)	110,471,000	1,511,419
6.90%, 05/23/29(Q)	355,837,000	4,819,262
7.25%, 05/10/34(Q)	48,570,000	661,599
7.70%, 03/16/39(Q)	135,260,000	1,920,421
		12,008,808
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
2.75%, 04/16/22 144A	1,800,000	1,822,577
South Africa — 0.0%
Republic of South Africa Government International Bond
4.30%, 10/12/28	280,000	282,143
South Korea — 0.0%
Export-Import Bank of Korea
5.00%, 04/11/22	900,000	921,771
	Par	Value
Spain — 0.3%
Banco Santander SA
(Floating, ICE LIBOR USD 3M + 1.12%), 1.24%, 04/12/23†	$200,000	$202,767
3.85%, 04/12/23	400,000	420,165
2.75%, 05/28/25	4,500,000	4,722,096
3.31%, 06/27/29	400,000	432,758
2.75%, 12/03/30	200,000	199,156
Telefonica Emisiones SA
5.21%, 03/08/47	400,000	499,942
		6,476,884
Supranational — 0.0%
African Export-Import Bank (The)
3.80%, 05/17/31 144A	250,000	259,625
Sweden — 0.0%
Swedbank AB
1.30%, 06/02/23 144A	330,000	334,879
Switzerland — 0.8%
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	246,752
2.95%, 04/09/25	665,000	705,177
Credit Suisse Group AG
(Variable, ICE LIBOR USD 3M + 1.24%), 4.21%, 06/12/24 144A ^	2,100,000	2,218,296
(Variable, U.S. SOFR + 1.56%), 2.59%, 09/11/25 144A ^	250,000	259,240
(Variable, USD ICE Swap Rate 5Y + 4.33%), 7.25%, 09/12/25 144A ρ ^	400,000	443,440
4.55%, 04/17/26	1,140,000	1,281,244
(Variable, U.S. SOFR + 2.04%), 2.19%, 06/05/26 144A ^	610,000	621,703
4.28%, 01/09/28 144A	1,800,000	2,001,890
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	2,525,000	2,757,824
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	955,000	1,070,211
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	755,000	772,580
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 09/15/22	1,300,000	1,342,756
UBS AG
1.75%, 04/21/22 144A	470,000	473,403
UBS Group AG
3.49%, 05/23/23 144A	2,480,000	2,528,266
(Variable, ICE LIBOR USD 3M + 0.95%), 2.86%, 08/15/23 144A ^	200,000	204,242
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ρ ^	840,000	916,990
4.13%, 09/24/25 144A	440,000	486,322

	Par	Value
4.25%, 03/23/28 144A	$760,000	$855,110
		19,185,446
Taiwan — 0.0%
TSMC Global, Ltd.
2.25%, 04/23/31 144A	200,000	199,339
Turkey — 0.1%
Turkey Government International Bond
5.25%, 03/13/30	200,000	185,001
5.95%, 01/15/31	200,000	189,593
5.88%, 06/26/31	200,000	188,169
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	974,269	917,573
Turkiye Vakiflar Bankasi TAO
8.13%, 03/28/24	200,000	215,251
6.50%, 01/08/26 144A	200,000	203,899
		1,899,486
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	810,000	828,196
3.13%, 10/11/27 144A	500,000	542,905
3.13%, 04/16/30 144A	1,500,000	1,630,570
3.88%, 04/16/50 144A	2,300,000	2,633,677
DP World, Ltd.
5.63%, 09/25/48 144A	620,000	767,250
		6,402,598
United Kingdom — 1.5%
Anglo American Capital PLC
3.63%, 09/11/24 144A	700,000	751,569
4.00%, 09/11/27 144A	220,000	242,639
AstraZeneca PLC
6.45%, 09/15/37	45,000	66,753
Barclays Bank PLC
1.70%, 05/12/22	200,000	201,594
7.63%, 11/21/22	415,000	444,969
Barclays PLC
(Variable, ICE LIBOR USD 3M + 1.40%), 4.61%, 02/15/23^	950,000	964,573
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	800,000	840,587
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,760,000	2,047,562
(Variable, ICE LIBOR USD 3M + 3.05%), 5.09%, 06/20/30^	1,450,000	1,674,296
BP Capital Markets PLC
3.81%, 02/10/24	330,000	354,267
3.54%, 11/04/24	60,000	64,918
3.51%, 03/17/25	330,000	357,428
CK Hutchison International 21, Ltd.
2.50%, 04/15/31 144A	200,000	201,034
Gazprom PJSC via Gaz Finance PLC
3.25%, 02/25/30 144A	470,000	468,733
GlaxoSmithKline Capital PLC
5.25%, 12/19/33(U)	100,000	185,431
	Par	Value
Hammerson PLC REIT
3.50%, 10/27/25(U)	$100,000	$140,763
HSBC Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23^	300,000	303,800
(Floating, ICE LIBOR USD 3M + 1.00%), 1.12%, 05/18/24†	300,000	303,686
(Variable, ICE LIBOR USD 3M + 1.21%), 3.80%, 03/11/25^	625,000	666,851
4.25%, 08/18/25	220,000	241,433
(Variable, U.S. SOFR + 1.54%), 1.65%, 04/18/26^	1,050,000	1,056,045
(Variable, U.S. SOFR + 1.93%), 2.10%, 06/04/26^	370,000	378,241
(Variable, ICE LIBOR USD 3M + 1.55%), 4.04%, 03/13/28Δ ^	300,000	332,137
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29^	310,000	352,161
4.95%, 03/31/30	400,000	475,942
6.50%, 09/15/37	120,000	166,607
Lloyds Bank PLC
(Step to 0.00% on 04/02/22), 7.50%, 04/02/32 STEP	2,000,000	1,551,199
Lloyds Banking Group PLC
(Variable, ICE LIBOR USD 3M + 1.25%), 2.86%, 03/17/23^	1,900,000	1,921,288
3.90%, 03/12/24	210,000	225,826
4.38%, 03/22/28	800,000	910,586
4.55%, 08/16/28	230,000	265,265
Nationwide Building Society
(Variable, ICE LIBOR USD 3M + 1.06%), 3.77%, 03/08/24 144A ^	2,000,000	2,085,604
(Variable, ICE LIBOR USD 3M + 1.39%), 4.36%, 08/01/24 144A ^	1,300,000	1,383,956
(Variable, ICE LIBOR USD 3M + 1.86%), 3.96%, 07/18/30 144A ^	375,000	417,064
Natwest Group PLC
2.50%, 03/22/23(E)	1,400,000	1,686,316
(Floating, ICE LIBOR USD 3M + 1.47%), 1.59%, 05/15/23†	1,300,000	1,310,775
(Variable, ICE LIBOR USD 3M + 1.48%), 3.50%, 05/15/23^	429,000	436,855
3.88%, 09/12/23	579,000	614,096
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 06/25/24^	2,205,000	2,347,604
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 03/22/25^	1,215,000	1,311,452
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.10%), 3.75%, 11/01/29^	200,000	213,512
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 144A	600,000	630,059
Royalty Pharma PLC
1.20%, 09/02/25	1,700,000	1,689,999
Severn Trent Utilities Finance PLC
6.25%, 06/07/29(U)	100,000	179,452

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Society of Lloyd's
4.75%, 10/30/24(U)	$100,000	$147,636
Standard Chartered PLC
(Variable, ICE LIBOR USD 3M + 1.15%), 4.25%, 01/20/23 144A ^	1,000,000	1,011,110
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.78%), 0.99%, 01/12/25 144A ^	1,900,000	1,894,709
Vedanta Resources Finance II PLC
8.95%, 03/11/25 144A	200,000	200,000
Vodafone Group PLC
4.13%, 05/30/25	65,000	71,941
4.38%, 05/30/28	340,000	390,736
6.15%, 02/27/37	10,000	13,695
		36,194,754
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 01/23/31Δ	410,000	475,079
Total Foreign Bonds (Cost $286,299,590)		288,443,540
LOAN AGREEMENTS — 0.4%
1011778 B.C. Unlimited Liability Co. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.84%, 11/19/26†	117,900	116,672
AECOM Incremental Term B Facility
(Floating, ICE LIBOR USD 1M + 1.75%), 1.83%, 04/13/28†	89,775	89,898
Allied Universal Holdco LLC Initial U.S. Dollar Term Loan
(Floating, ICE LIBOR USD 3M + 3.75%, 0.50% Floor), 4.25%, 05/12/28†	197,472	197,864
APi Group DE, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 2.58%, 10/01/26†	218,500	217,579
Asurion LLC New B-7 Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.08%, 11/03/24†	263,152	260,685
Asurion LLC New B-9 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 3.33%, 07/31/27†	238,800	235,576
athenahealth, Inc. Term B-1 Loan
(Floating, ICE LIBOR USD 3M + 4.25%), 4.38%, 02/11/26†	81,403	81,739
Avolon TLB Borrower 1 LLC Term B-5 Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.50% Floor), 2.75%, 12/01/27†	179,100	179,447
Brookfield WEC Holdings, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 0.50% Floor), 3.25%, 08/01/25†	138,950	138,145
	Par	Value
Charter Communications Operating LLC Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.84%, 04/30/25†	$152,697	$152,659
Charter Communications Operating LLC Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.84%, 02/01/27†	128,687	128,007
Clarios Global LP Amendment No. 1 Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 3.33%, 04/30/26†	653,997	651,954
Cloudera, Inc. Term Loan
0.00%, 08/10/28† Σ	220,000	220,069
CSC Holdings LLC October 2018 Incremental Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 2.33%, 01/15/26†	129,668	128,128
DCert Buyer, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 4.00%), 4.08%, 10/16/26†	433,400	434,002
Dell International LLC Refinancing Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 1.75%, 0.25% Floor), 2.00%, 09/19/25†	6,667	6,673
Delta Topco, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 3.75%, 0.75% Floor), 4.50%, 12/01/27†	498,750	500,084
Energizer Holdings, Inc. 2020 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.50% Floor), 2.75%, 12/22/27†	139,300	139,445
EyeCare Partners LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 3.75%), 3.88%, 02/18/27†	404,451	402,808
Focus Financial Partners LLC Tranche B-3 Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 2.08%, 07/03/24†	85,846	85,349
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, ICE LIBOR USD 1M + 2.00%), 2.09%, 11/30/23†	98,581	98,396
Froneri International, Ltd. Facility B2
(Floating, ICE LIBOR USD 1M + 2.25%), 2.33%, 01/29/27†	266,625	263,944
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.00%), 2.13%, 12/30/26†	59,100	58,805
Global Medical Response, Inc. 2021 Refinancing Term Loan
(Floating, ICE LIBOR USD 3M + 4.75%, 1.00% Floor), 5.75%, 10/02/25†	602,911	606,001

	Par	Value
Hilton Worldwide Finance LLC Refinanced Series B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.84%, 06/22/26†	$68,355	$67,859
Hudson River Trading LLC Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.08%, 03/20/28†	329,175	327,765
iHeartCommunications, Inc. New Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.08%, 05/01/26†	167,519	166,490
INEOS Styrolution Group GmbH 2026 Tranche B Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 0.50% Floor), 3.25%, 01/29/26†	159,600	159,859
Jane Street Group LLC Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 2.83%, 01/26/28†	44,166	43,785
Level 3 Financing, Inc. Tranche B 2027 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.83%, 03/01/27†	227,945	225,441
LifePoint Health, Inc. Term B Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 3.83%, 11/16/25†	137,463	137,439
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 2.59%, 09/18/26†	427,600	427,735
Option Care Health, Inc. Term B Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 3.83%, 08/06/26†	265,275	265,507
PPD, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.50% Floor), 2.50%, 01/13/28†	698,250	697,960
Rackspace Technology Global, Inc. 2021 Term B Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 3.50%, 02/15/28†	179,100	178,001
Reynolds Consumer Products LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.83%, 02/04/27†	19,927	19,896
TransDigm, Inc. Tranche F Refinancing Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 2.33%, 12/09/25†	39,697	39,261
UFC Holdings LLC Term B-3 Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 3.50%, 04/29/26†	349,168	348,756
Univision Communications, Inc. 2021 Replacement Converted First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 0.75% Floor), 4.00%, 03/15/26†	109,973	109,988
	Par	Value
Verscend Holding Corporation Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 4.00%), 4.08%, 08/27/25†	$208,406	$208,970
VFH Parent LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.08%, 03/01/26†	268,130	268,058
Western Digital Corporation U.S. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.84%, 04/29/23†	128,361	128,535
Total Loan Agreements (Cost $9,207,589)		9,215,234
MORTGAGE-BACKED SECURITIES — 24.8%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 0.96%, 09/15/34 144A †	1,200,000	1,201,617
Alba PLC, Series 2007-1, Class A3
(Floating, ICE LIBOR GBP 3M + 0.17%), 0.24%, 03/17/39(U) †	568,348	744,910
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor), 0.47%, 09/25/46†	226,279	223,070
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
(Floating, ICE LIBOR USD 6M + 1.50%, 1.50% Floor, 11.00% Cap), 1.65%, 09/25/45†	81,973	82,336
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	1,300,000	1,368,382
AREIT Trust, Series 2020-CRE4, Class A
(Floating, U.S. 30-Day Average SOFR + 2.73%, 2.62% Floor), 2.78%, 04/15/37 144A †	721,601	726,688
AREIT Trust, Series 2021-CRE5, Class A
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 1.18%, 07/17/26 144A †	2,800,000	2,800,000
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.15%, 09/15/38 144A †	2,300,000	2,305,362
Banc of America Funding Trust, Series 2005-D, Class A1
2.78%, 05/25/35† γ	262,793	273,027
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
2.45%, 07/25/34† γ	25,952	26,750
BANK, Series 2017-BNK9, Class XA
0.93%, 11/15/54† IO γ	9,765,306	388,260

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BANK, Series 2018-BNK10, Class D
2.60%, 02/15/61 144A	$200,000	$177,500
BANK, Series 2018-BNK14, Class D
3.00%, 09/15/60 144A	250,000	226,071
BANK, Series 2019-BNK19, Class D
3.00%, 08/15/61 144A	100,000	94,012
BANK, Series 2021-BN32, Class A5
2.64%, 04/15/54	1,200,000	1,253,911
BANK, Series 2021-BN32, Class C
3.37%, 04/15/54	300,000	309,399
BANK, Series 2021-BN34, Class A5
2.44%, 06/15/63	1,500,000	1,541,600
Barclays Commercial Mortgage Trust, Series 2019-C4, Class D
3.25%, 08/15/52 144A	250,000	234,744
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,736,545
BBCCRE Trust, Series 2015-GTP, Class D
4.71%, 08/10/33 144A † γ	390,000	398,615
BBCMS Mortgage Trust, Series 2017-C1, Class D
3.66%, 02/15/50 144A † γ	200,000	186,096
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	1,964,526
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,800,000	1,899,363
BBCMS Mortgage Trust, Series 2021-C9, Class A5
2.30%, 02/15/54	600,000	609,584
BBCMS Mortgage Trust, Series 2021-C9, Class C
3.19%, 02/15/54	300,000	307,087
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
2.62%, 05/25/35† γ	90,799	91,906
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
2.51%, 02/25/33† γ	4,305	4,497
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
2.71%, 01/26/36† γ	282,372	231,547
Bellemeade Re, Ltd., Series 2021-2A, Class M1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 1.55%, 06/25/31 144A †	310,000	310,809
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.02%, 03/15/52	1,800,000	2,050,317
Benchmark Mortgage Trust, Series 2020-B20, Class XA
1.74%, 10/15/53† IO γ	3,499,924	373,631
Benchmark Mortgage Trust, Series 2021-B28, Class XA
1.41%, 08/15/54† IO γ	3,878,401	381,612
	Par	Value
BWAY Mortgage Trust, Series 2021-1450, Class A
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 1.33%, 09/15/36 144A †	$2,300,000	$2,302,875
BX Commercial Mortgage Trust, Series 2019-XL, Class F
(Floating, ICE LIBOR USD 1M + 2.00%, 2.00% Floor), 2.08%, 10/15/36 144A †	1,298,994	1,302,450
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class E
2.50%, 11/15/52 144A	550,000	472,446
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
2.57%, 02/19/34† γ	148,130	154,762
CHL Mortgage Pass-Through Trust, Series 2004-HYB5, Class 2A1
2.70%, 04/20/35† γ	3,349	3,351
CHT Mortgage Trust, Series 2017-CSMO, Class A
(Floating, ICE LIBOR USD 1M + 0.93%, 0.93% Floor), 1.01%, 11/15/36 144A †	310,000	310,614
CIM Retail Portfolio Trust, Series 2021-RETL, Class A
(Floating, ICE LIBOR USD 1M + 1.40%, 1.40% Floor), 1.48%, 08/15/36 144A †	1,300,000	1,304,162
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B
4.18%, 07/10/47	370,000	397,437
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class D
3.11%, 04/10/48 144A	550,000	538,361
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class D
3.25%, 04/14/50 144A	150,000	127,548
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class E
2.75%, 12/15/72 144A	330,000	299,316
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class A5
2.87%, 08/10/56	1,450,000	1,542,317
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 1.28%, 10/15/36 144A †	2,300,000	2,302,847
Cold Storage Trust, Series 2020-ICE5, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 0.98%, 11/15/37 144A †	648,774	650,828
COMM Mortgage Trust, Series 2013-CR12, Class AM
4.30%, 10/10/46	50,000	52,436

	Par	Value
COMM Mortgage Trust, Series 2013-CR12, Class B
4.76%, 10/10/46	$40,000	$42,051
COMM Mortgage Trust, Series 2013-CR12, Class C
5.25%, 10/10/46† γ	20,000	20,045
COMM Mortgage Trust, Series 2013-CR6, Class B
3.40%, 03/10/46 144A	390,000	398,974
COMM Mortgage Trust, Series 2014-277P, Class A
3.73%, 08/10/49 144A † γ	160,000	170,829
COMM Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	2,400,000	2,579,451
COMM Mortgage Trust, Series 2015-DC1, Class C
4.45%, 02/10/48† γ	80,000	82,138
COMM Mortgage Trust, Series 2017-COR2, Class C
4.71%, 09/10/50† γ	500,000	545,577
COMM Mortgage Trust, Series 2019-GC44, Class D
2.50%, 08/15/57 144A	450,000	405,179
COMM Mortgage Trust, Series 2020-CX, Class B
2.45%, 11/10/46 144A	1,060,000	1,073,053
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.40%), 2.49%, 04/25/31 144A †	146,620	147,398
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.30%, 2.30% Floor), 2.39%, 08/25/31 144A †	161,832	163,027
CRSNT Trust, Series 2021-MOON, Class A
(Floating, ICE LIBOR USD 1M + 0.82%, 0.82% Floor), 0.91%, 04/15/36 144A †	2,500,000	2,504,574
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class D
5.05%, 11/15/51 144A † γ	300,000	314,518
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.80%, 03/15/54	800,000	838,949
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class C
3.85%, 03/15/54† γ	300,000	318,989
CSMC Trust, Series 2010-16, Class B9
3.81%, 06/25/50 144A † γ	2,123,618	1,880,331
CSMC Trust, Series 2018-J1, Class A2
3.50%, 02/25/48 144A † γ	1,385,085	1,422,885
CSMC, Series 2017-TIME, Class A
3.65%, 11/13/39 144A	530,000	543,878
	Par	Value
CSMC, Series 2020-FACT, Class D
(Floating, ICE LIBOR USD 1M + 3.71%, 3.71% Floor), 3.79%, 10/15/37 144A †	$670,000	$678,869
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	2,000,000	2,057,392
CSMC, Series 2020-NET, Class B
2.82%, 08/15/37 144A	650,000	673,986
CSMC, Series 2021-ADV, Class A
(Floating, ICE LIBOR USD 1M + 1.40%, 1.40% Floor), 1.48%, 07/15/38 144A †	2,600,000	2,604,891
CSWF, Series 2021-SOP2, Class A
(Floating, ICE LIBOR USD 1M + 0.97%, 0.97% Floor), 1.05%, 06/15/34 144A †	2,300,000	2,295,255
DBJPM Mortgage Trust, Series 2016-C1, Class D
3.48%, 05/10/49 144A † γ	500,000	387,657
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series, Series 2006-AR1, Class 3A1
3.09%, 02/25/36† γ	566,780	488,793
DOLP Trust, Series 2021-NYC, Class A
2.96%, 05/10/41 144A	3,400,000	3,607,735
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, ICE LIBOR GBP 3M + 0.15%), 0.22%, 06/15/44(U) †	1,358,269	1,790,111
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 1.16%, 07/15/38 144A †	7,411,443	7,444,512
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2
(Floating, ICE LIBOR USD 1M + 2.85%), 2.94%, 11/25/29†	588,773	605,118
Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.25%, 2.25% Floor), 2.34%, 07/25/30†	142,020	144,022
Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.15%, 2.15% Floor), 2.24%, 10/25/30†	136,921	138,874
Federal Home Loan Mortgage Corporation
8.00%, 08/01/24	245	262
5.50%, 02/01/27	11,937	13,345
4.50%, 10/01/29	1,020	1,114
7.50%, 11/01/29	1,970	2,303
7.50%, 12/01/29	2,119	2,478

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, 2.23% - U.S. Treasury Yield Curve Rate CMT 1Y, 2.23% Floor, 11.36% Cap), 2.23%, 07/01/31†	$2,349	$2,349
7.50%, 11/01/31	6,804	6,833
(Floating, ICE LIBOR USD 1Y + 1.98%, 1.98% Floor, 10.60% Cap), 2.23%, 04/01/32†	239	240
3.00%, 10/01/32	66,912	70,736
3.50%, 04/01/33	224,317	242,059
3.50%, 08/01/33	375,910	398,966
5.00%, 08/01/33	2,522	2,873
5.00%, 09/01/33	405	462
5.00%, 10/01/33	1,340	1,529
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.23% Cap), 2.49%, 03/01/34†	609	614
5.00%, 12/01/34	35,209	40,085
5.50%, 05/01/35	162,041	183,882
5.00%, 07/01/35	1,985	2,268
5.00%, 11/01/35	69,392	79,276
5.50%, 11/01/35	11,737	13,356
5.00%, 12/01/35	5,972	6,706
6.00%, 02/01/36	176,056	197,921
5.00%, 02/01/37	5,439	6,228
5.50%, 07/01/37	15,282	17,840
3.50%, 01/01/38	319,734	346,311
3.00%, 02/01/38	93,260	97,782
3.00%, 04/01/38	63,045	66,095
5.50%, 04/01/38	3,546	4,142
7.00%, 03/01/39	9,126	10,658
6.50%, 09/01/39	17,736	20,178
4.00%, 02/01/41	22,027	24,236
2.50%, 04/01/41	96,054	100,062
5.00%, 06/01/41	1,180	1,334
2.00%, 09/01/41	1,194,975	1,216,426
3.50%, 10/01/42	65,302	70,684
4.00%, 10/01/42	23,843	26,297
3.50%, 11/01/42	144,165	155,997
3.50%, 12/01/42	13,236	14,212
3.50%, 01/01/43	25,917	28,053
3.50%, 02/01/43	122,931	132,702
4.00%, 04/01/43	71,577	78,945
3.50%, 05/01/43	220,069	240,398
4.00%, 05/01/43	28,000	31,108
4.00%, 06/01/43	35,692	40,240
4.00%, 07/01/43	128,333	144,109
4.00%, 08/01/43	61,149	67,444
4.50%, 12/01/43	439,315	492,199
3.50%, 02/01/44	32,800	35,504
4.50%, 02/01/44	353,124	394,035
4.50%, 03/01/44	97,545	108,989
3.50%, 03/01/45	319,592	344,868
4.00%, 12/01/45	182,588	199,226
3.50%, 06/01/46	35,095	38,017
4.00%, 09/01/46	195,055	211,342
	Par	Value
4.50%, 01/01/47	$51,407	$55,590
(Floating, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%, 1.29% Floor, 7.20% Cap), 2.06%, 03/01/47†	501,649	518,624
3.50%, 04/01/47	5,250,028	5,687,430
3.50%, 06/01/47	33,358	35,917
4.00%, 07/01/47	252,412	272,992
5.00%, 07/01/47	5,319	5,899
4.00%, 08/01/47	63,447	69,351
3.00%, 09/01/47	727,686	783,751
3.50%, 09/01/47	385,909	408,912
3.50%, 03/01/48	67,650	71,991
4.00%, 03/01/48	341,201	373,502
3.50%, 06/01/48	206,197	221,384
4.00%, 06/01/48	1,587,781	1,742,548
4.50%, 08/01/48	798,656	885,832
5.00%, 08/01/48	128,263	141,241
3.00%, 09/01/48	107,196	114,694
5.00%, 11/01/48	84,902	94,089
4.00%, 04/01/49	226,088	247,035
3.00%, 09/01/49	2,826,735	3,025,311
4.50%, 09/01/49	483,710	523,823
5.00%, 10/01/49	7,023	7,736
3.50%, 12/01/49	371,735	393,177
4.50%, 12/01/49	779,988	843,540
3.00%, 01/01/50	62,214	66,562
4.00%, 03/01/50	85,081	91,970
4.50%, 03/01/50	2,310	2,507
4.50%, 05/01/50	425,290	460,309
3.00%, 07/01/50	464,569	491,736
2.00%, 11/01/50	468,092	471,464
2.50%, 12/01/50	651,995	677,359
3.00%, 12/01/50	3,415,480	3,658,817
2.50%, 01/01/51	556,748	577,875
2.00%, 02/01/51	1,344,923	1,357,358
2.50%, 02/01/51	186,381	193,601
3.50%, 02/01/51	373,319	401,390
2.00%, 03/01/51	1,676,299	1,689,952
2.00%, 04/01/51	786,238	793,359
2.00%, 05/01/51	2,640,859	2,666,657
2.50%, 05/01/51	97,479	102,665
2.50%, 07/01/51	2,180,085	2,267,738
2.50%, 08/01/51	497,535	518,982
2.50%, 09/01/51	5,086,738	5,288,019
Federal Home Loan Mortgage Corporation Reference REMIC, Series R007
6.00%, 05/15/36	93,430	108,715
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.75% Cap), 0.58%, 06/15/37†	57,460	58,431

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3621
(Floating, 6.23% - ICE LIBOR USD 1M, 6.23% Cap), 6.15%, 01/15/40† IO	$129,402	$25,241
Federal Home Loan Mortgage Corporation REMIC, Series 3947
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 5.87%, 10/15/41† IO	58,195	9,190
Federal Home Loan Mortgage Corporation REMIC, Series 3973
(Floating, 6.49% - ICE LIBOR USD 1M, 6.49% Cap), 6.41%, 12/15/41† IO	159,213	34,447
Federal Home Loan Mortgage Corporation REMIC, Series 4099
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.92%, 08/15/42† IO	106,099	17,639
Federal Home Loan Mortgage Corporation REMIC, Series 4194
3.50%, 04/15/43 IO	141,843	15,300
Federal Home Loan Mortgage Corporation REMIC, Series 4210
3.00%, 05/15/43	131,521	138,487
Federal Home Loan Mortgage Corporation REMIC, Series 4239
3.50%, 06/15/27 IO	123,050	5,847
Federal Home Loan Mortgage Corporation REMIC, Series 4298
4.00%, 04/15/43 IO	48,789	1,060
Federal Home Loan Mortgage Corporation REMIC, Series 4310
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 5.87%, 02/15/44† IO	58,950	10,428
Federal Home Loan Mortgage Corporation REMIC, Series 4335
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.92%, 05/15/44† IO	56,474	10,513
Federal Home Loan Mortgage Corporation REMIC, Series 4415
1.67%, 04/15/41† IO γ	66,898	3,856
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, ICE LIBOR USD 1M + 0.44%), 0.54%, 07/15/40†	192,658	195,000
Federal Home Loan Mortgage Corporation REMIC, Series 4793
3.00%, 05/15/48	364,726	381,972
3.00%, 06/15/48	245,699	257,331
Federal Home Loan Mortgage Corporation REMIC, Series 4813
3.00%, 08/15/48	164,137	169,852
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, ICE LIBOR USD 1M + 0.35%), 0.45%, 08/15/40†	768,934	772,303
(Floating, ICE LIBOR USD 1M + 0.35%), 0.45%, 10/15/40†	708,247	711,348
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5010
2.50%, 09/25/50 IO	$626,683	$90,086
Federal Home Loan Mortgage Corporation REMIC, Series 5013
2.50%, 09/25/50 IO	190,277	27,377
Federal Home Loan Mortgage Corporation REMIC, Series 5018
2.00%, 10/25/50 IO	377,995	49,221
Federal Home Loan Mortgage Corporation REMIC, Series 5040
2.50%, 11/25/50 IO	91,081	11,694
Federal Home Loan Mortgage Corporation REMIC, Series 5059
2.50%, 01/25/51 IO	384,353	61,379
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA3, Class B1
(Floating, ICE LIBOR USD 1M + 5.10%), 5.19%, 06/25/50 144A †	170,000	177,985
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA4, Class B1
(Floating, ICE LIBOR USD 1M + 6.00%), 6.09%, 08/25/50 144A †	176,000	187,663
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA5, Class B1
(Floating, U.S. 30-Day Average SOFR + 4.80%), 4.85%, 10/25/50 144A †	720,000	770,716
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 1.70%, 01/25/34 144A †	200,000	201,877
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA1, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.00%), 3.05%, 08/25/33 144A †	970,000	984,370
Federal Home Loan Mortgage Corporation STRIP, Series 353
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.92%, 12/15/46† IO	238,826	41,933
Federal National Mortgage Association
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 12.75% Cap), 1.59%, 07/01/22†	101	101
5.50%, 09/01/23	2,548	2,595
5.50%, 10/01/23	671	683

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.81%, 04/01/25	$50,000	$53,123
5.50%, 05/01/25	123	124
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 12.05% Cap), 1.53%, 07/01/27†	5,373	5,349
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.79% Cap), 2.26%, 08/01/27†	4,085	4,089
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.61% Cap), 1.53%, 11/01/27 CONV †	6,319	6,271
3.08%, 01/01/28	140,000	152,932
3.16%, 05/01/29	145,473	159,955
2.79%, 08/01/29	500,000	540,531
2.26%, 04/01/30	388,748	408,395
(Floating, 2.38% - U.S. Treasury Yield Curve Rate CMT 1Y, 2.38% Floor, 10.65% Cap), 2.38%, 06/01/30 CONV †	9,007	9,023
8.00%, 10/01/30	5,946	7,010
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 2.63%, 12/01/30 CONV †	1,407	1,408
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.55% Cap), 1.53%, 01/01/31†	3,694	3,646
4.50%, 04/01/31	22,373	24,483
4.50%, 05/01/31	84,471	92,233
4.50%, 06/01/31	25,575	27,925
4.50%, 11/01/31	37,546	40,999
6.00%, 11/01/31	1,494	1,744
4.50%, 12/01/31	55,562	60,671
6.00%, 01/01/32	45,858	51,530
6.00%, 03/01/32	1,732	1,947
6.00%, 04/01/32	84,224	94,807
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.95% Cap), 1.53%, 06/01/32†	5,543	5,469
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 12.22% Cap), 1.59%, 08/01/32†	5,637	5,565
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 9.75% Cap), 2.25%, 02/01/33†	774	773
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 11.96% Cap), 1.59%, 05/01/33†	7,418	7,353
5.00%, 07/01/33	11,514	13,103
5.00%, 09/01/33	14,473	16,451
3.50%, 05/01/34	82,737	89,294
6.00%, 10/01/34	23,204	26,053
(Floating, ICE LIBOR USD 1Y + 1.55%, 1.55% Floor, 9.67% Cap), 1.92%, 12/01/34†	11,497	11,600
	Par	Value
3.50%, 12/01/34	$20,815	$22,538
3.50%, 01/01/35	21,411	23,131
6.00%, 05/01/35	162,785	185,256
3.00%, 07/01/35	26,957	28,659
6.00%, 07/01/35	33,707	37,982
5.50%, 09/01/35	23,706	26,480
5.00%, 10/01/35	40,386	45,958
6.00%, 10/01/35	12,594	14,768
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.54% Cap), 1.53%, 11/01/35†	2,389	2,391
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.82%, 1.82% Floor, 8.94% Cap), 1.96%, 11/01/35†	13,502	14,091
6.00%, 11/01/35	176,203	199,711
1.50%, 12/01/35	93,043	94,302
3.00%, 02/01/36	395,622	419,550
3.00%, 04/01/36	323,646	342,745
5.50%, 04/01/36	1,558	1,692
(Floating, COF 11th District San Francisco + 1.25%, 3.94% Floor, 12.88% Cap), 4.00%, 05/01/36†	16,925	18,245
3.00%, 07/01/36	611,453	647,593
3.00%, 08/01/36	238,321	252,673
2.50%, 09/01/36	140,592	145,507
3.00%, 10/01/36	1,210,905	1,285,311
5.50%, 11/01/36	32,983	38,350
3.00%, 12/01/36	514,930	546,087
3.50%, 02/01/37	87,936	94,745
3.50%, 03/01/37	77,070	82,358
5.50%, 03/01/37	1,967	2,250
6.00%, 07/01/37	383,322	453,024
6.50%, 10/01/37	38,018	42,766
7.00%, 10/01/37	549	568
7.00%, 11/01/37	3,252	3,509
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.69% Cap), 1.53%, 12/01/37†	11,313	11,251
3.00%, 12/01/37	70,577	74,178
3.50%, 12/01/37	103,512	112,268
7.00%, 12/01/37	2,944	3,473
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.54% Cap), 1.53%, 01/01/38†	4,588	4,613
2.50%, 03/01/38	499,310	516,856
4.50%, 03/01/38	3,221	3,531
4.50%, 04/01/38	25,699	28,806
5.00%, 04/01/38	39,440	45,131
3.00%, 06/01/38	290,497	307,432
5.00%, 06/01/38	39,822	45,480
5.50%, 08/01/38	23,040	26,918
7.00%, 11/01/38	10,839	12,623
7.00%, 02/01/39	3,983	4,685
3.50%, 08/01/39	72,385	77,276

	Par	Value
6.00%, 12/01/39	$149,066	$176,297
3.50%, 02/01/40	190,786	206,665
3.00%, 03/01/40	292,431	307,080
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.69% Cap), 1.50%, 06/01/40†	15,314	15,886
1.50%, 10/01/40†	44,449	44,904
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.25% Cap), 1.53%, 11/01/40†	6,076	6,012
2.50%, 03/01/41	96,308	101,573
2.50%, 04/01/41	677,893	712,217
4.50%, 04/01/41	57,298	64,253
2.50%, 05/01/41	780,890	813,478
6.00%, 07/01/41	127,230	150,436
4.50%, 08/01/41	25,468	28,279
4.50%, 11/01/41	100,270	112,200
4.00%, 06/01/42	20,563	22,243
3.50%, 09/01/42	23,670	25,534
4.00%, 10/01/42	86,243	94,588
2.50%, 11/01/42	12,880	13,410
4.00%, 11/01/42	931,690	1,036,245
2.50%, 12/01/42	7,916	8,245
3.00%, 12/01/42	11,164	12,143
3.50%, 12/01/42	43,122	46,963
4.00%, 12/01/42	57,900	63,866
2.50%, 01/01/43	9,248	9,632
3.00%, 01/01/43	181,429	194,819
3.50%, 01/01/43	746,053	807,277
2.50%, 02/01/43	11,505	11,943
2.50%, 03/01/43	876,347	912,704
3.00%, 03/01/43	130,250	141,544
3.50%, 03/01/43	336,548	365,310
2.50%, 04/01/43	914,187	948,523
3.00%, 04/01/43	196,485	213,718
4.00%, 04/01/43	31,223	34,885
2.50%, 05/01/43	15,105	15,622
3.00%, 05/01/43	119,622	130,114
2.50%, 06/01/43	19,061	19,829
3.00%, 06/01/43	37,909	41,235
4.00%, 06/01/43	283,090	315,502
3.00%, 07/01/43	320,687	348,815
4.00%, 07/01/43	309,730	344,481
2.50%, 08/01/43	452,620	468,446
4.00%, 08/01/43	88,395	97,468
4.50%, 09/01/43	264,341	293,109
2.50%, 10/01/43	24,158	25,151
4.50%, 10/01/43	86,720	96,748
4.50%, 11/01/43	58,969	65,432
4.50%, 12/01/43	92,976	103,471
4.50%, 01/01/44	53,100	58,918
4.50%, 02/01/44	258,436	286,842
4.50%, 10/01/44	203,440	227,315
4.00%, 01/01/45	79,904	88,505
4.50%, 02/01/45	669,368	758,550
4.50%, 04/01/45	340,312	382,536
4.50%, 05/01/45	41,776	46,960
	Par	Value
4.50%, 06/01/45	$322,301	$355,897
3.00%, 11/01/45	670,993	709,704
3.50%, 12/01/45	112,973	122,680
3.50%, 01/01/46	218,756	238,117
3.00%, 05/01/46	309,380	333,192
3.00%, 07/01/46	332,073	354,149
3.00%, 08/01/46	505,646	544,192
3.00%, 09/01/46	82,460	87,908
3.00%, 10/01/46	44,150	47,058
3.00%, 11/01/46	1,025,754	1,097,189
3.50%, 11/01/46	29,961	32,175
4.50%, 11/01/46	306,384	334,926
5.00%, 11/01/46	514,484	580,683
3.50%, 12/01/46	179,084	193,130
4.00%, 01/01/47	736,049	804,885
3.50%, 02/01/47	1,992,271	2,130,883
4.00%, 02/01/47	75,577	82,306
3.50%, 03/01/47	325,612	347,026
4.50%, 03/01/47	408,975	450,367
4.00%, 04/01/47	59,542	64,714
3.50%, 05/01/47	276,261	296,501
4.00%, 05/01/47	63,181	69,154
4.50%, 06/01/47	1,159,063	1,276,049
3.50%, 07/01/47	492,063	524,292
4.50%, 07/01/47	615,103	675,235
4.00%, 08/01/47	518,977	567,942
3.00%, 09/01/47	808,450	865,739
3.50%, 09/01/47	10,615,810	11,592,699
3.50%, 10/01/47	11,991,723	13,100,127
3.50%, 11/01/47	15,302,654	16,719,259
4.50%, 11/01/47	154,890	170,565
3.50%, 12/01/47	15,820,813	17,275,520
4.00%, 12/01/47	294,699	324,039
4.00%, 01/01/48	363,396	398,796
3.50%, 02/01/48	956,708	1,017,348
4.00%, 02/01/48	992,137	1,092,024
4.00%, 03/01/48	724,223	792,502
3.50%, 04/01/48	530,283	563,834
5.00%, 05/01/48	130,717	144,809
4.00%, 06/01/48	459,079	505,220
4.00%, 07/01/48	809,806	888,863
4.50%, 07/01/48	220,606	242,972
3.50%, 08/01/48	4,011,469	4,331,052
4.00%, 08/01/48	2,237,429	2,439,383
4.50%, 08/01/48	387,443	428,834
5.00%, 08/01/48	3,328	3,665
4.00%, 09/01/48	63,476	69,396
4.50%, 09/01/48	428,337	475,041
5.00%, 09/01/48	926,546	1,031,836
4.00%, 10/01/48	4,706	5,056
4.50%, 10/01/48	581,555	638,939
5.00%, 10/01/48	280,152	308,821
3.50%, 11/01/48	378,866	406,900
4.00%, 11/01/48	107,474	117,652
4.50%, 11/01/48	201,861	222,419
5.00%, 11/01/48	2,591,967	2,884,060
4.50%, 12/01/48	290,943	318,557

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.00%, 01/01/49	$1,106,560	$1,195,376
4.50%, 01/01/49	480,316	520,683
4.00%, 05/01/49	54,372	59,318
3.50%, 06/01/49	363,099	387,538
4.50%, 06/01/49	942,560	1,017,871
4.50%, 07/01/49	656,607	712,362
3.00%, 09/01/49	1,318,721	1,413,532
4.50%, 09/01/49	587,121	648,487
5.00%, 09/01/49	697,103	779,130
4.00%, 10/01/49	45,630	49,477
3.00%, 11/01/49	149,636	157,003
3.00%, 12/01/49	1,327,350	1,410,743
4.00%, 12/01/49	166,317	180,968
3.00%, 01/01/50	42,302	44,693
3.00%, 02/01/50	2,575,381	2,723,612
3.50%, 02/01/50	3,248	3,471
3.00%, 03/01/50	312,537	338,401
5.00%, 03/01/50	17,378	19,110
3.00%, 04/01/50	1,782,550	1,889,100
3.00%, 06/01/50	868,341	921,658
4.50%, 07/01/50	53,867	58,131
2.00%, 08/01/50	86,520	87,297
3.00%, 08/01/50	145,153	153,328
3.50%, 08/01/50	88,642	94,936
2.00%, 09/01/50	86,825	87,604
2.50%, 09/01/50	95,120	100,006
3.00%, 09/01/50	388,165	411,259
2.50%, 11/01/50	285,374	299,214
3.00%, 11/01/50	149,032	159,147
2.50%, 12/01/50	93,114	96,569
4.00%, 12/01/50	79,001	86,228
4.50%, 12/01/50	841,202	910,133
2.00%, 01/01/51	476,062	478,624
2.50%, 01/01/51	95,963	99,681
2.00%, 02/01/51	1,731,559	1,743,332
2.50%, 02/01/51	937,750	974,973
2.00%, 03/01/51	5,125,774	5,165,400
2.50%, 03/01/51	195,299	204,138
2.00%, 04/01/51	1,358,299	1,368,180
2.50%, 04/01/51	196,709	205,040
2.50%, 05/01/51	295,779	307,046
3.50%, 05/01/51	10,038	10,644
2.50%, 06/01/51	785,776	818,329
2.50%, 07/01/51	892,030	930,124
2.50%, 08/01/51	398,493	414,066
2.50%, 09/01/51	4,088,652	4,247,449
3.00%, 09/01/51	99,285	105,633
4.00%, 02/01/56	350,866	396,488
5.50%, 09/01/56	514,122	612,020
4.00%, 01/01/57	225,220	254,505
4.00%, 06/01/57	361,341	402,403
4.50%, 09/01/57	578,567	647,477
4.50%, 08/01/58	163,377	184,392
Federal National Mortgage Association ACES, Series 2015-M1
0.59%, 09/25/24† IO γ	2,861,014	45,116
	Par	Value
Federal National Mortgage Association ACES, Series 2016-M11
2.94%, 07/25/39	$63,656	$65,043
Federal National Mortgage Association ACES, Series 2017-M8
3.06%, 05/25/27	100,000	108,653
Federal National Mortgage Association ACES, Series 2019-M23
2.72%, 10/25/31	299,740	324,734
Federal National Mortgage Association ACES, Series 2020-M33
2.36%, 01/25/31† IO γ	7,100,000	972,640
Federal National Mortgage Association ACES, Series 2020-M6
2.50%, 10/25/37	93,158	97,398
Federal National Mortgage Association Interest STRIP, Series 409
3.00%, 04/25/27 IO	106,669	5,966
4.50%, 11/25/39 IO	20,143	2,952
3.50%, 11/25/41 IO	69,659	6,778
4.00%, 11/25/41 IO	92,305	12,885
4.00%, 04/25/42 IO	170,746	23,809
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 9.00% Cap), 0.54%, 10/18/30†	4,087	4,106
Federal National Mortgage Association REMIC, Series 2005-29
5.50%, 04/25/35	264,696	302,991
Federal National Mortgage Association REMIC, Series 2007-24
(Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 6.66%, 03/25/37† IO	277,187	58,185
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	163,711	186,018
Federal National Mortgage Association REMIC, Series 2011-59
5.50%, 07/25/41	541,744	624,085
Federal National Mortgage Association REMIC, Series 2011-96
(Floating, 6.55% - ICE LIBOR USD 1M, 6.55% Cap), 6.46%, 10/25/41† IO	222,672	42,303
Federal National Mortgage Association REMIC, Series 2012-101
4.00%, 09/25/27 IO	48,601	1,977

	Par	Value
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	$14,219	$17,094
Federal National Mortgage Association REMIC, Series 2012-118
3.50%, 12/25/39 IO	10,223	16
Federal National Mortgage Association REMIC, Series 2012-133
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 6.06%, 12/25/42† IO	65,888	12,141
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	49,278	59,640
Federal National Mortgage Association REMIC, Series 2012-28
6.50%, 06/25/39	3,052	3,334
Federal National Mortgage Association REMIC, Series 2012-35
(Floating, 6.50% - ICE LIBOR USD 1M, 6.50% Cap), 6.41%, 04/25/42† IO	66,276	13,249
Federal National Mortgage Association REMIC, Series 2012-46
6.00%, 05/25/42	70,532	82,364
Federal National Mortgage Association REMIC, Series 2012-70
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 6.56%, 02/25/41† IO	3,087	59
Federal National Mortgage Association REMIC, Series 2012-74
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 6.56%, 03/25/42† IO	88,625	14,495
Federal National Mortgage Association REMIC, Series 2012-75
(Floating, 6.60% - ICE LIBOR USD 1M, 6.60% Cap), 6.51%, 07/25/42† IO	17,174	3,099
Federal National Mortgage Association REMIC, Series 2013-124
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 5.86%, 12/25/43† IO	261,290	50,049
Federal National Mortgage Association REMIC, Series 2013-14
4.00%, 03/25/43 IO	65,776	6,608
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	444,420	29,224
	Par	Value
Federal National Mortgage Association REMIC, Series 2013-29
4.00%, 04/25/43 IO	$176,627	$18,289
Federal National Mortgage Association REMIC, Series 2013-54
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 6.06%, 06/25/43† IO	114,868	24,346
Federal National Mortgage Association REMIC, Series 2013-9
5.50%, 04/25/42	313,715	358,114
6.50%, 07/25/42	130,463	155,134
Federal National Mortgage Association REMIC, Series 2014-47
1.69%, 08/25/44† IO γ	211,172	12,061
Federal National Mortgage Association REMIC, Series 2015-55
1.43%, 08/25/55† IO γ	80,280	3,427
Federal National Mortgage Association REMIC, Series 2015-56
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 6.06%, 08/25/45† IO	40,384	9,608
Federal National Mortgage Association REMIC, Series 2017-76
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 6.01%, 10/25/57† IO	510,898	104,900
Federal National Mortgage Association REMIC, Series 2017-85
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.11%, 11/25/47† IO	175,518	31,562
Federal National Mortgage Association REMIC, Series 2020-47
2.00%, 07/25/50	307,588	286,038
Federal National Mortgage Association REMIC, Series 2020-56
2.50%, 08/25/50 IO	361,516	58,232
Federal National Mortgage Association REMIC, Series 2020-74
2.50%, 10/25/50 IO	179,102	27,140
Federal National Mortgage Association REMIC, Series 2020-89
2.50%, 12/25/50 IO	903,825	121,911
Federal National Mortgage Association REMIC, Series 2021-1
2.50%, 02/25/51 IO	676,921	99,464

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2021-3
2.50%, 02/25/51 IO	$855,982	$124,527
FHLMC Multifamily Structured Pass-Through Certificates, Series K016
1.55%, 10/25/21† IO γ	1,993	—
FHLMC Multifamily Structured Pass-Through Certificates, Series K068
0.56%, 08/25/27† IO γ	2,388,284	56,459
FHLMC Multifamily Structured Pass-Through Certificates, Series K091
0.70%, 03/25/29† IO γ	1,413,374	55,493
FHLMC Multifamily Structured Pass-Through Certificates, Series K093
1.09%, 05/25/29† IO γ	1,991,546	127,895
FHLMC Multifamily Structured Pass-Through Certificates, Series K094
1.02%, 06/25/29† IO γ	997,698	60,674
FHLMC Multifamily Structured Pass-Through Certificates, Series K-1519
0.71%, 12/25/35† IO γ	6,056,066	404,157
FHLMC Multifamily Structured Pass-Through Certificates, Series K723
1.04%, 08/25/23† IO γ	2,853,929	41,592
FHLMC Multifamily Structured Pass-Through Certificates, Series K736
1.44%, 07/25/26† IO γ	1,038,430	54,060
FHLMC Multifamily Structured Pass-Through Certificates, Series K741
0.66%, 12/25/27† IO γ	2,999,239	96,796
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3
(Floating, ICE LIBOR USD 1M + 3.80%, 3.80% Floor), 3.89%, 03/25/29†	220,233	228,096
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 1.49%, 07/25/44†	337,394	347,705
Finsbury Square PLC, Series 2020-2A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.30%), 1.35%, 06/16/70(U) 144A †	1,168,413	1,592,617
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
2.16%, 06/25/34† γ	137,119	141,248
FREMF Mortgage Trust, Series 2012-K20, Class X2A
0.20%, 05/25/45 144A IO	4,705,366	3,648
	Par	Value
Government National Mortgage Association
7.00%, 01/15/26	$1,710	$1,834
7.00%, 07/15/27	12,270	13,597
7.00%, 01/15/28	9,047	9,156
7.00%, 03/15/28	17,245	19,450
7.00%, 07/15/28	1,597	1,637
7.50%, 07/15/28	8,072	8,196
6.50%, 08/15/28	1,210	1,353
7.00%, 08/15/28	2,506	2,725
7.50%, 08/15/28	5,137	5,711
6.50%, 09/15/28	2,566	2,870
7.00%, 10/15/28	9,289	9,326
7.50%, 03/15/29	6,558	7,541
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 2.13%, 11/20/29†	13,096	13,581
8.50%, 08/15/30	246	247
8.50%, 11/20/30	4,370	5,073
6.50%, 08/15/31	21,563	24,480
7.50%, 08/15/31	5,679	6,170
6.50%, 10/15/31	20,267	22,869
6.00%, 11/15/31	68,749	79,549
6.50%, 11/15/31	34,369	38,409
6.00%, 12/15/31	11,849	13,796
6.00%, 01/15/32	49,076	55,561
6.00%, 02/15/32	58,838	66,061
6.50%, 02/15/32	22,702	25,394
6.00%, 04/15/32	32,564	36,512
6.50%, 06/15/32	37,049	41,444
6.50%, 08/15/32	49,092	55,062
6.50%, 09/15/32	42,471	48,521
6.00%, 10/15/32	46,172	54,540
5.50%, 11/15/32	7,153	8,104
6.00%, 11/15/32	36,296	41,038
6.00%, 12/15/32	22,227	25,416
6.50%, 12/15/32	4,428	4,950
5.50%, 01/15/33	3,477	3,885
6.00%, 01/15/33	13,458	15,173
5.50%, 02/15/33	7,952	9,034
6.00%, 02/15/33	15,913	18,806
5.50%, 03/15/33	9,389	10,764
6.50%, 04/15/33	89,423	104,290
6.00%, 06/15/33	16,198	18,155
5.50%, 07/15/33	9,838	11,189
5.50%, 08/15/33	2,909	3,247
5.50%, 09/15/33	2,303	2,582
6.00%, 10/15/33	30,367	34,085
6.50%, 10/15/33	46,159	51,632
5.50%, 04/15/34	4,079	4,552
5.50%, 05/15/34	2,324	2,593
6.50%, 08/15/34	56,772	65,191
5.50%, 09/15/34	37,779	43,827
5.50%, 12/15/34	38,576	45,001
5.50%, 01/15/35	26,141	30,549
6.00%, 09/20/38	79,680	92,228
5.00%, 07/20/40	6,028	6,857

	Par	Value
5.00%, 09/20/40	$28,237	$32,225
4.00%, 10/20/40	3,261	3,572
6.00%, 10/20/40	11,018	12,916
6.00%, 01/20/41	11,045	12,958
4.50%, 04/20/41	112,242	125,093
3.00%, 09/15/42	265,487	281,926
3.00%, 10/15/42	118,378	125,471
3.00%, 11/15/42	54,262	57,530
4.00%, 08/20/43	195,250	213,739
3.50%, 06/20/44	69,654	74,945
3.00%, 01/15/45	1,456,719	1,534,848
3.50%, 03/20/45	30,480	32,546
3.50%, 04/15/45	264,839	283,002
4.00%, 05/20/45	16,772	18,271
4.00%, 10/20/45	125,805	134,879
3.50%, 01/20/46	80,634	86,230
3.50%, 04/20/46	175,928	186,621
3.50%, 05/20/46	89,909	95,568
3.50%, 06/20/46	186,008	197,869
3.50%, 07/20/46	93,406	99,177
3.00%, 08/20/46	234,618	247,187
3.50%, 09/20/46	872,810	928,146
3.00%, 11/20/46	56,991	60,012
3.50%, 04/20/47	1,973,189	2,076,929
3.50%, 05/20/47	423,604	448,808
4.00%, 06/20/47	816,102	875,606
4.50%, 08/20/47	38,291	41,506
3.00%, 09/20/47	15,842	16,642
4.00%, 09/20/47	525,626	563,410
3.50%, 10/20/47	495,287	529,129
4.00%, 11/20/47	320,662	343,702
3.50%, 12/20/47	1,910,229	2,025,886
4.00%, 12/20/47	144,802	155,202
3.00%, 02/20/48	76,073	79,727
4.00%, 02/20/48	93,614	100,335
4.00%, 03/20/48	148,551	159,218
4.00%, 04/20/48	95,229	102,071
4.50%, 04/20/48	254,834	273,285
4.50%, 05/20/48	906,031	967,610
3.50%, 06/15/48	135,976	146,170
4.50%, 06/20/48	260,161	279,481
4.50%, 07/20/48	17,864	19,105
5.00%, 07/20/48	209,679	226,978
4.50%, 08/20/48	2,178,695	2,335,329
5.00%, 08/20/48	252,166	271,853
3.50%, 09/20/48	445,558	472,536
4.50%, 09/20/48	1,547,183	1,657,916
4.50%, 10/20/48	242,838	259,341
5.00%, 10/20/48	1,007,384	1,088,580
5.00%, 11/20/48	1,859,770	2,009,505
4.50%, 12/20/48	968,687	1,035,159
5.00%, 12/20/48	1,071,871	1,158,056
4.50%, 01/20/49	3,856,393	4,132,572
5.00%, 01/20/49	3,375,661	3,628,683
4.00%, 02/20/49	1,713,346	1,826,539
4.50%, 02/20/49	364,549	389,951
	Par	Value
5.00%, 02/20/49	$77,242	$83,455
4.00%, 03/20/49	1,827,232	1,948,433
4.50%, 03/20/49	267,088	285,214
5.00%, 03/20/49	328,013	354,421
4.00%, 05/20/49	1,043,322	1,113,249
3.50%, 07/20/49	314,247	330,729
5.00%, 08/20/49	5,540,570	5,986,301
3.50%, 10/20/49	93,123	96,471
4.00%, 10/20/49	59,242	63,888
4.50%, 10/20/49	324,385	346,469
4.00%, 11/20/49	69,264	72,905
5.00%, 11/20/49	426,751	460,338
3.00%, 01/20/50	230,880	241,584
4.00%, 01/20/50	72,258	78,916
3.50%, 02/20/50	105,980	112,093
4.00%, 02/20/50	61,867	67,217
3.00%, 03/20/50	429,756	449,765
4.00%, 03/20/50	60,013	65,721
4.00%, 04/20/50	263,396	286,015
3.50%, 05/15/50	150,843	161,060
4.50%, 05/20/50	715,779	762,288
3.50%, 07/20/50	119,345	125,582
3.50%, 10/20/50	143,090	150,589
3.50%, 11/20/50	218,350	229,734
2.00%, 12/20/50	1,330,612	1,351,829
2.50%, 12/20/50	284,156	295,083
4.50%, 12/20/50	499,586	535,209
2.00%, 03/20/51	290,557	295,133
3.00%, 07/20/51	178,246	186,507
2.50%, 08/20/51	15,941,844	16,463,114
2.50%, 10/01/51 TBA	17,000,000	17,550,508
3.00%, 10/01/51 TBA	15,100,000	15,777,141
3.50%, 10/01/51 TBA	4,000,000	4,206,328
4.50%, 10/01/51 TBA	1,000,000	1,066,407
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 0.39%, 05/20/37†	67,544	67,728
Government National Mortgage Association, Series 2007-51
(Floating, 6.58% - ICE LIBOR USD 1M, 6.58% Cap), 6.49%, 08/20/37† IO	618,439	88,725
Government National Mortgage Association, Series 2010-85
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 6.56%, 01/20/40† IO	9,590	431
Government National Mortgage Association, Series 2010-H28
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 0.49%, 12/20/60†	146,958	147,278

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.48%, 0.48% Floor, 10.50% Cap), 0.57%, 03/20/61†	$165,680	$166,356
Government National Mortgage Association, Series 2011-H09
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 10.50% Cap), 0.59%, 03/20/61†	123,243	123,727
Government National Mortgage Association, Series 2012-144
0.36%, 01/16/53† IO γ	3,120,400	40,026
Government National Mortgage Association, Series 2012-34
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.96%, 03/20/42† IO	22,924	5,052
Government National Mortgage Association, Series 2012-66
3.50%, 02/20/38 IO	13,657	75
Government National Mortgage Association, Series 2012-H27
1.74%, 10/20/62† IO γ	401,169	18,555
Government National Mortgage Association, Series 2012-H30
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap), 0.44%, 12/20/62†	653,634	654,195
Government National Mortgage Association, Series 2013-107
2.77%, 11/16/47† γ	165,137	171,873
Government National Mortgage Association, Series 2013-53
3.50%, 04/20/43 IO	56,426	5,399
Government National Mortgage Association, Series 2014-117
(Floating, 5.60% - ICE LIBOR USD 1M, 5.60% Cap), 5.51%, 08/20/44† IO	77,312	12,491
Government National Mortgage Association, Series 2014-118
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.11%, 08/20/44† IO	123,963	27,573
Government National Mortgage Association, Series 2014-17
3.32%, 06/16/48† γ	7,157	7,644
Government National Mortgage Association, Series 2014-93
0.51%, 11/16/55† IO γ	1,314,600	36,620
Government National Mortgage Association, Series 2015-167
4.00%, 04/16/45 IO	62,483	9,753
Government National Mortgage Association, Series 2015-H11
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.50% Cap), 0.64%, 05/20/65†	1,759,902	1,770,054
	Par	Value
Government National Mortgage Association, Series 2015-H14
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 11.00% Cap), 0.52%, 05/20/65†	$1,752,586	$1,756,909
(Floating, ICE LIBOR USD 1M + 0.57%, 0.57% Floor, 7.50% Cap), 0.66%, 06/20/65†	2,985,640	3,004,081
Government National Mortgage Association, Series 2015-H15
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 7.50% Cap), 0.67%, 06/20/65†	1,174,813	1,183,264
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 0.69%, 06/20/65†	2,922,212	2,943,326
Government National Mortgage Association, Series 2015-H16
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 0.69%, 07/20/65†	2,756,929	2,778,168
Government National Mortgage Association, Series 2015-H17
(Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor), 0.56%, 06/20/65†	419,400	420,739
Government National Mortgage Association, Series 2015-H18
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 0.69%, 07/20/65†	426,985	430,040
Government National Mortgage Association, Series 2015-H19
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 0.69%, 08/20/65†	453,835	457,119
Government National Mortgage Association, Series 2015-H22
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 0.69%, 09/20/65†	477,382	481,071
Government National Mortgage Association, Series 2015-H23
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor, 7.50% Cap), 0.71%, 09/20/65†	516,090	520,417
Government National Mortgage Association, Series 2015-H26
(Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor, 11.00% Cap), 0.61%, 10/20/65†	1,090,656	1,098,588
Government National Mortgage Association, Series 2015-H30
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 0.77%, 08/20/61†	3,856	3,902
Government National Mortgage Association, Series 2016-152
0.76%, 08/15/58† IO γ	3,380,906	172,047

	Par	Value
Government National Mortgage Association, Series 2017-190
0.54%, 03/16/60† IO γ	$3,944,163	$177,053
Government National Mortgage Association, Series 2017-H15
(Floating, ICE LIBOR USD 1Y + 0.80%, 0.80% Floor, 7.50% Cap), 1.05%, 07/20/67†	1,422,096	1,443,282
2.20%, 07/20/67† IO γ	447,866	46,885
Government National Mortgage Association, Series 2017-H18
1.51%, 09/20/67† IO γ	3,370,276	204,414
Government National Mortgage Association, Series 2017-H20
2.03%, 10/20/67† IO γ	151,252	12,911
Government National Mortgage Association, Series 2017-H22
2.32%, 11/20/67† IO γ	1,199,529	101,431
Government National Mortgage Association, Series 2018-H07
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 11.00% Cap), 0.39%, 05/20/68†	730,076	730,061
Government National Mortgage Association, Series 2019-123
3.00%, 10/20/49	9,509	9,546
Government National Mortgage Association, Series 2019-28
3.15%, 06/16/60	65,392	66,857
Government National Mortgage Association, Series 2020-123
2.50%, 08/20/50 IO	662,117	88,920
Government National Mortgage Association, Series 2020-127
2.50%, 08/20/50 IO	187,946	25,374
Government National Mortgage Association, Series 2020-129
2.50%, 09/20/50 IO	190,766	26,673
Government National Mortgage Association, Series 2020-160
2.50%, 10/20/50 IO	857,970	118,879
Government National Mortgage Association, Series 2020-179
1.00%, 09/16/62† IO γ	7,639,160	646,175
Government National Mortgage Association, Series 2020-181
2.00%, 12/20/50 IO	1,512,413	163,072
Government National Mortgage Association, Series 2020-47
3.50%, 04/20/50 IO	448,731	61,229
Government National Mortgage Association, Series 2020-H09
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor, 11.00% Cap), 1.34%, 04/20/70†	156,420	161,368
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.24%, 05/20/70†	442,971	465,141
Government National Mortgage Association, Series 2020-H13
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 7.50% Cap), 0.54%, 07/20/70†	177,399	178,698
	Par	Value
Government National Mortgage Association, Series 2021-29
2.50%, 02/20/51 IO	$491,510	$94,632
GPMT, Ltd., Series 2021-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 1.34%, 07/16/35 144A †	1,830,615	1,836,287
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 0.27%, 01/25/37†	348,101	340,354
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class A
(Floating, ICE LIBOR USD 1M + 1.55%, 1.30% Floor), 1.63%, 09/15/31 144A †	1,530,000	1,353,390
GS Mortgage Securities Corporation Trust, Series 2021-RENT, Class B
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 1.18%, 11/21/35 144A †	670,000	670,312
GS Mortgage Securities Trust, Series 2013-GC16, Class B
5.16%, 11/10/46	130,000	137,540
GS Mortgage Securities Trust, Series 2015-GC30, Class AS
3.78%, 05/10/50	370,000	396,410
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.86%, 09/25/35† γ	227,118	234,145
Harben Finance PLC, Series 2017-1X, Class A
(Floating, ICE LIBOR GBP 3M + 0.80%), 0.87%, 08/20/56(U) †	423,607	571,927
Hawksmoor Mortgages, Series 2019-1A, Class A
(Floating, SONIA Interest Rate + 1.05%), 1.10%, 05/25/53(U) 144A †	5,495,952	7,440,876
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, ICE LIBOR USD 1M + 0.72%, 0.72% Floor, 11.00% Cap), 0.81%, 10/25/34†	13,719	13,521
IndyMac ARM Trust, Series 2001-H2, Class A1
1.66%, 01/25/32† γ	4,769	4,683
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class D
5.31%, 05/15/45† γ	280,000	270,730
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
2.29%, 02/25/35† γ	13,686	13,975
JP Morgan Mortgage Trust, Series 2018-3, Class A1
3.50%, 09/25/48 144A † γ	590,507	593,657
JP Morgan Mortgage Trust, Series 2018-4, Class A1
3.50%, 10/25/48 144A † γ	199,691	202,448

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
JP Morgan Mortgage Trust, Series 2021-6, Class A3
2.50%, 10/25/51 144A † γ	$833,431	$844,308
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B
5.05%, 01/15/47† γ	50,000	53,479
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB
3.41%, 11/15/47	528,201	550,882
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	588,661	617,967
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class B
4.01%, 03/15/50	630,000	667,598
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class D
3.00%, 10/15/50 144A	300,000	281,762
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class A
2.56%, 11/05/44 144A	2,300,000	2,345,193
London Wall Mortgage Capital PLC, Series 2017-FL1, Class A
(Floating, ICE LIBOR GBP 3M + 0.85%), 0.92%, 11/15/49(U) †	257,417	347,949
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.24%, 01/01/61(U) †	612,633	797,745
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.60%), 0.68%, 01/01/61(U) †	481,484	641,846
Manhattan West Mortgage Trust, Series 2020-1MW, Class A
2.13%, 09/10/39 144A	1,700,000	1,735,196
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.18%), 0.26%, 04/15/47(U) †	582,736	761,699
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
2.73%, 11/21/34† γ	113,504	115,542
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
2.65%, 05/25/34† γ	60,523	62,655
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A
(Floating, U.S. 30-Day Average SOFR + 0.96%, 0.85% Floor), 1.01%, 07/15/36 144A †	2,100,000	2,105,313
	Par	Value
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1
3.00%, 08/25/59 144A	$870,000	$911,313
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS
3.46%, 05/15/46	140,000	144,680
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B
4.00%, 12/15/47	370,000	397,314
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS
3.56%, 04/15/48	480,000	505,146
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4
3.73%, 05/15/48	850,000	926,636
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,400,000	1,500,193
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	663,623	696,194
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class D
2.70%, 11/15/52 144A	500,000	446,462
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A
(Floating, ICE LIBOR USD 1M + 1.40%, 1.40% Floor), 1.48%, 05/15/36 144A †	1,050,000	1,041,431
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.51%, 04/05/42 144A † γ	1,600,000	1,639,328
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	550,000	607,789
MortgageIT Trust, Series 2005-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.56%, 0.56% Floor, 11.50% Cap), 0.65%, 10/25/35†	112,247	112,946
MSCG Trust, Series 2015-ALDR, Class A2
3.58%, 06/07/35 144A † γ	580,000	598,104
OBX Trust, Series 2018-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.65%), 0.74%, 06/25/57 144A †	1,312,942	1,314,843
PFP, Ltd., Series 2021-8, Class A
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 1.10%, 08/09/37 144A †	2,300,000	2,318,924

	Par	Value
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 1.04%, 07/25/36 144A †	$2,300,000	$2,295,783
ResLoc UK PLC, Series 2007-1X, Class A3A
(Floating, 0.16% - Euribor 3M), 0.00%, 12/15/43(E) †	821,951	927,644
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.23%, 12/15/43(U) †	205,488	267,683
Ripon Mortgages PLC, Series 1A, Class A1
(Floating, ICE LIBOR GBP 3M + 0.80%), 0.87%, 08/20/56(U) 144A †	1,692,355	2,286,028
Ripon Mortgages PLC, Series 1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.80%), 0.87%, 08/20/56(U) †	122,550	165,540
Ripon Mortgages PLC, Series 1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.80%), 0.87%, 08/20/56(U) †	2,205,897	2,985,419
Sequoia Mortgage Trust, Series 6, Class A
(Floating, ICE LIBOR USD 1M + 0.64%, 0.64% Floor, 11.00% Cap), 0.73%, 04/19/27†	122,023	121,856
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, ICE LIBOR USD 1M + 2.40%, 2.40% Floor), 2.48%, 05/15/38 144A †	970,000	978,585
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.13%, 07/05/36 144A	340,000	355,343
SLG Office Trust, Series 2021-OVA, Class A
2.59%, 07/15/41 144A	430,000	445,513
Stratton Mortgage Funding PLC, Series 2019-1, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.20%), 1.25%, 05/25/51(U) †	1,325,186	1,794,443
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 0.39%, 10/25/35†	158,639	159,881
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 11.00% Cap), 0.59%, 07/19/35†	38,164	37,422
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.13%, 04/15/34 144A †	1,959,000	1,965,236
	Par	Value
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%, 0.64% Floor, 11.50% Cap), 0.73%, 09/25/43†	$3,731	$3,829
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
2.08%, 04/25/45† γ	22,558	23,179
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.03%), 1.10%, 10/20/51(U) 144A †	1,208,086	1,642,049
Towd Point Mortgage Funding PLC, Series 2020-A14X, Class A
(Floating, SONIA Deposit Rates Swap 3M + 0.90%), 0.95%, 05/20/45(U) †	3,465,524	4,690,726
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class D
4.61%, 12/10/45 144A † γ	320,000	282,029
Uniform Mortgage Backed Securities
1.50%, 10/01/36 TBA	2,600,000	2,625,898
2.00%, 10/01/50 TBA	25,000,000	25,069,336
3.00%, 10/01/50 TBA	5,100,000	5,336,871
2.50%, 10/01/51 TBA	2,300,000	2,371,605
4.50%, 10/01/51 TBA	5,000,000	5,408,206
2.00%, 11/01/51 TBA	70,000,000	70,068,360
2.50%, 11/01/51 TBA	12,500,000	12,864,746
3.00%, 11/01/51 TBA	5,600,000	5,852,790
VASA Trust, Series 2021-VASA, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 0.98%, 07/15/39 144A †	390,000	390,678
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A
2.13%, 10/10/42 144A	1,610,000	1,605,427
VLS Commercial Mortgage Trust, Series 2020-LAB, Class B
2.45%, 10/10/42 144A	1,610,000	1,618,443
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%, 11/15/30 144A	100,000	102,157
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
2.60%, 02/25/33† γ	2,301	2,434
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 1.49%, 06/25/42†	3,951	3,957
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, ICE LIBOR USD 1M + 0.78%, 0.78% Floor, 10.50% Cap), 0.87%, 01/25/45†	652,672	646,545

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 10.50% Cap), 0.67%, 10/25/45†	$437,756	$440,154
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
2.90%, 02/25/37† γ	143,247	136,300
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
3.03%, 02/25/37† γ	91,461	93,294
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 0.85%, 04/25/47†	341,021	330,222
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor, 10.50% Cap), 0.63%, 07/25/45†	361,960	359,603
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 10.50% Cap), 0.67%, 07/25/45†	77,342	76,887
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A
4.10%, 09/14/22 144A	64,902	66,009
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
2.71%, 12/28/37† γ	224,970	222,877
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.44%, 07/15/46† γ	20,000	20,055
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class D
3.26%, 12/15/59 144A † γ	532,000	490,399
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class D
2.80%, 12/15/50 144A	650,000	587,655
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D
3.25%, 01/15/60 144A	150,000	141,039
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class ASB
3.16%, 06/15/52	300,000	323,521
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A5
2.63%, 04/15/54	950,000	988,872
	Par	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A † γ	$69,575	$70,253
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA
1.45%, 06/15/45 144A † IO γ	246,879	675
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class XA
1.32%, 05/15/45 144A † IO γ	2,160,214	30,393
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA
1.17%, 03/15/47† IO γ	841,250	15,554
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA
1.17%, 08/15/47† IO γ	2,681,312	62,742
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS
3.93%, 11/15/47	290,000	307,384
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C
4.29%, 11/15/47	300,000	281,300
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	2,060,179
Total Mortgage-Backed Securities (Cost $600,805,258)		611,383,171
MUNICIPAL BONDS — 0.5%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	1,115,624
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	245,000	346,886
Bay Area Toll Authority, Revenue Bond, Series F-1
1.63%, 04/01/28	300,000	300,961
California Statewide Communities Development Authority, Revenue Bond
1.81%, 02/01/30	25,000	24,951
1.88%, 02/01/31	150,000	149,087
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Revenue Bond, Series A
6.90%, 12/01/40	700,000	990,644
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Revenue Bond, Series B
6.90%, 12/01/40	300,000	424,941
City of Houston Texas Airport System Revenue, Revenue Bond, Subseries C
2.24%, 07/01/29	110,000	112,570

	Par	Value
City of New Orleans Louisiana Sewerage Service Revenue, Revenue Bond (AGM Insured)
0.96%, 06/01/26	$25,000	$24,446
1.41%, 06/01/28	65,000	63,117
City of New Orleans Louisiana Water System Revenue, Revenue Bond (AGM Insured)
1.01%, 12/01/26	30,000	29,191
1.46%, 12/01/28	65,000	62,988
City of Tucson Arizona COPS, Series A (AGM Insured)
1.93%, 07/01/31	205,000	201,285
Commonwealth Financing Authority, Revenue Bond, Series C
2.76%, 06/01/30	50,000	52,338
Louisiana State Transportation Authority, Revenue Bond, Series A
2.00%, 02/15/30	50,000	49,134
Metropolitan Transportation Authority, Revenue Bond, Series A-2
5.99%, 11/15/30	115,000	145,401
Metropolitan Transportation Authority, Revenue Bond, Series C-2
5.18%, 11/15/49	825,000	1,131,552
Municipal Improvement Corporation of Los Angeles, Revenue Bond, Series A
1.65%, 11/01/28	225,000	223,854
2.07%, 11/01/30	670,000	675,444
Municipal Improvement Corporation of Los Angeles, Revenue Bond, Series C
1.83%, 11/01/29	70,000	69,822
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	420,986
Port of Oakland, Senior Lien Revenue Bond, Series R
1.95%, 05/01/28	90,000	91,544
2.10%, 05/01/30	25,000	25,278
2.20%, 05/01/31	135,000	136,850
San Francisco Municipal Transportation Agency, Revenue Bond, Series A
1.30%, 03/01/28	155,000	152,768
San Jose Financing Authority, Revenue Bond
1.81%, 06/01/29	100,000	99,858
1.86%, 06/01/30	55,000	54,604
State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	235,000	237,747
State of California, General Obligation
7.55%, 04/01/39	410,000	691,673
	Par	Value
State of Illinois, General Obligation
5.10%, 06/01/33	$405,000	$472,361
6.63%, 02/01/35	495,000	614,081
7.35%, 07/01/35	465,000	590,638
State of Louisiana, Revenue Bond, I-49 North Project
1.06%, 09/01/26	15,000	14,861
State of Louisiana, Revenue Bond, I-49 South Project
1.54%, 09/01/28	70,000	68,991
University of California, Revenue Bond, Series BG
1.61%, 05/15/30	1,600,000	1,551,339
University of North Carolina at Charlotte (The), Revenue Bond
1.71%, 04/01/28	5,000	5,037
Total Municipal Bonds (Cost $10,196,346)		11,422,852

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 10/2021, Strike Price $131.50, Expires 10/22/21 (GSC)	34	$4,474,719	21,250
10-Year U.S. Treasury Note Future expiration date 10/2021, Strike Price $131.70, Expires 10/22/21 (GSC)	43	5,659,203	21,500
10-Year U.S. Treasury Note Future expiration date 10/2021, Strike Price $132.00, Expires 10/01/21 (GSC)	34	4,474,719	1,062
30-Year U.S. Treasury Note Future expiration date 10/2021, Strike Price $162.00, Expires 10/08/21 (GSC)	17	3,248,063	2,922
Australian Dollar vs. U.S. Dollar, Strike Price $0.73, Expires 11/23/21 (GSC)	1	2,544,705	20,533

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Long U.S. Treasury Bond Future expiration date 10/2021, Strike Price $161.00, Expires 10/22/21 (GSC)	59	$9,393,909	$41,485
Long U.S. Treasury Bond Future expiration date 10/2021, Strike Price $164.00, Expires 10/22/21 (GSC)	60	9,553,128	9,375
New Zealand Dollar vs. U.S. Dollar, Strike Price $0.71, Expires 11/23/21 (GSC)	1	3,954,961	11,749
			129,876
Put Option — 0.0%
Canadian Dollar vs. U.S. Dollar, Strike Price $1.27, Expires 11/23/21 (CITI)	1	3,650,000	40,989
Total Purchased Options (Premiums paid $336,076)			170,865

	Par
U.S. TREASURY OBLIGATIONS — 21.1%
U.S. Treasury Bill
0.04%, 03/24/22Ω ‡‡ Δ	$9,700,000	9,698,007
U.S. Treasury Bonds
4.38%, 02/15/38	10,000	13,691
4.25%, 05/15/39	4,300,000	5,862,781
4.38%, 11/15/39	200,000	277,219
1.13%, 08/15/40	6,750,000	5,810,801
1.38%, 11/15/40	45,370,000	40,769,198
1.88%, 02/15/41	14,190,000	13,885,137
2.25%, 05/15/41	4,150,000	4,316,648
1.75%, 08/15/41	1,970,000	1,883,813
2.75%, 08/15/42	600,000	675,445
2.75%, 11/15/42‡‡	700,000	787,418
2.88%, 05/15/43Δ	3,200,000	3,673,375
3.63%, 02/15/44	6,460,000	8,317,502
3.38%, 05/15/44‡‡	3,200,000	3,978,375
3.13%, 08/15/44	4,800,000	5,745,938
3.00%, 11/15/44	3,100,000	3,640,684
2.50%, 02/15/45‡‡	950,000	1,026,223
2.88%, 08/15/45	4,340,000	5,005,580
2.75%, 08/15/47	7,940,000	9,014,691
3.00%, 02/15/48	6,170,000	7,338,444
3.13%, 05/15/48	5,380,000	6,547,628
3.00%, 02/15/49	80,000	95,656
2.88%, 05/15/49Δ	6,850,000	8,015,570
	Par	Value
2.25%, 08/15/49	$4,440,000	$4,603,725
2.38%, 11/15/49	4,080,000	4,343,766
2.00%, 02/15/50	24,070,000	23,654,417
1.25%, 05/15/50	22,340,000	18,283,021
1.38%, 08/15/50	37,060,000	31,283,851
1.63%, 11/15/50	16,570,000	14,891,640
1.88%, 02/15/51	11,800,000	11,256,094
2.38%, 05/15/51	4,930,000	5,262,775
2.00%, 08/15/51	1,670,000	1,640,775
		251,901,881
U.S. Treasury Inflationary Indexed Bonds
1.38%, 02/15/44‡‡	1,323,671	1,820,171
U.S. Treasury Notes
2.00%, 12/31/21‡‡	1,500,000	1,507,257
1.88%, 03/31/22‡‡	1,900,000	1,917,118
1.88%, 09/30/22‡‡	3,000,000	3,053,589
2.00%, 10/31/22‡‡	2,700,000	2,755,635
0.13%, 03/31/23‡‡	8,420,000	8,413,422
0.25%, 09/30/23	160,000	159,884
0.25%, 11/15/23Δ	60,000	59,927
0.25%, 05/31/25	6,170,000	6,067,327
2.88%, 07/31/25	2,330,000	2,517,492
0.25%, 08/31/25	170,000	166,567
0.25%, 09/30/25	2,800,000	2,740,609
0.25%, 10/31/25Δ	500,000	488,652
2.25%, 11/15/25	1,480,000	1,565,852
0.38%, 11/30/25	2,720,000	2,668,681
0.38%, 01/31/26	600,000	587,250
2.63%, 01/31/26	3,120,000	3,354,000
0.50%, 02/28/26Δ	80,000	78,666
0.75%, 03/31/26Δ	15,950,000	15,840,344
2.25%, 03/31/26	1,500,000	1,589,649
2.13%, 05/31/26	6,320,000	6,666,119
0.88%, 09/30/26	20,580,000	20,470,669
2.25%, 02/15/27	3,518,000	3,737,875
0.63%, 12/31/27‡‡	4,415,700	4,261,151
0.75%, 01/31/28Δ	33,530,000	32,567,322
2.75%, 02/15/28‡‡	1,400,000	1,532,070
1.25%, 03/31/28‡‡	25,060,000	25,066,852
1.25%, 04/30/28	34,790,000	34,773,692
2.88%, 05/15/28	800,000	882,594
1.25%, 05/31/28	6,590,000	6,581,248
1.25%, 06/30/28	15,080,000	15,049,958
1.00%, 07/31/28	5,500,000	5,394,297
1.13%, 08/31/28	12,330,000	12,186,471
1.25%, 09/30/28	6,350,000	6,323,707
3.13%, 11/15/28	8,180,000	9,192,595
2.63%, 02/15/29	1,000,000	1,090,566
1.63%, 05/15/31Δ	6,330,000	6,405,169
1.25%, 08/15/31Δ	7,750,000	7,562,910
		255,277,186

	Par	Value
U.S. Treasury Strips
2.22%, 02/15/40Ω ‡‡	$2,790,000	$1,900,361
2.18%, 08/15/41Ω	1,080,000	703,241
		2,603,602
Total U.S. Treasury Obligations (Cost $532,883,328)		521,300,847

	Shares
MONEY MARKET FUNDS — 9.9%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø ∞	221,909,700	221,909,700
Northern Institutional Liquid Assets Portfolio (Shares), 0.03%Ø §	16,998,852	16,998,852
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	5,929,907	5,929,907
Total Money Market Funds (Cost $244,838,459)		244,838,459

	Par
REPURCHASE AGREEMENTS — 10.3%
Citigroup Global Markets, Inc.
2.63% (dated 09/30/21, due 10/01/21, repurchase price $125,827,956, collateralized by U.S. Treasury Note, 2.63%, due 06/30/2023, total market value $129,204,872)	$125,800,000	125,800,000

3.88% (dated 10/01/21, due 10/04/21, repurchase price $127,728,378, collateralized by U.S. Treasury Bond, 3.88%, due 08/15/2040, total market value $130,915,484)	127,700,000	127,700,000
Deutsche Bank Securities, Inc.
0.13% (dated 09/30/21, due 10/01/21, repurchase price $1,000,222, collateralized by U.S. Treasury Inflationary Index Bond, 0.13%, due 04/15/2022, total market value $1,021,484)	1,000,000	1,000,000
Total Repurchase Agreements (Cost $254,500,000)		254,500,000
TOTAL INVESTMENTS —111.8% (Cost $2,723,087,402)		2,756,248,863

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 10/2021, Strike Price $132.50, Expires 10/22/21 (GSC)	(52)	$(6,843,688)	(11,375)
	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 10/2021, Strike Price $133.00, Expires 10/22/21 (GSC)	(68)	$(8,949,438)	$(7,438)
10-Year U.S. Treasury Note Future expiration date 10/2021, Strike Price $133.50, Expires 10/01/21 (GSC)	(34)	(4,474,719)	(34)
10-Year U.S. Treasury Note Future expiration date 10/2021, Strike Price $134.00, Expires 10/01/21 (GSC)	(34)	(4,474,719)	(34)
10-Year U.S. Treasury Note Future expiration date 10/2021, Strike Price $134.00, Expires 10/22/21 (GSC)	(34)	(4,474,719)	(1,062)
10-Year U.S. Treasury Note Future expiration date 11/2021, Strike Price $136.50, Expires 11/26/21 (GSC)	(68)	(8,949,438)	(2,125)
Long U.S. Treasury Bond Future expiration date 10/2021, Strike Price $165.00, Expires 10/22/21 (GSC)	(13)	(2,069,844)	(1,422)
Long U.S. Treasury Bond Future expiration date 10/2021, Strike Price $166.00, Expires 10/22/21 (GSC)	(51)	(8,120,159)	(3,985)
Long U.S. Treasury Bond Future expiration date 10/2021, Strike Price $167.00, Expires 10/22/21 (GSC)	(17)	(2,706,720)	(797)
Long U.S. Treasury Bond Future expiration date 11/2021, Strike Price $164.00, Expires 11/26/21 (GSC)	(17)	(2,706,720)	(9,562)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Long U.S. Treasury Bond Future expiration date 11/2021, Strike Price $165.00, Expires 11/26/21 (GSC)	(34)	$(5,413,439)	$(14,344)
New Zealand Dollar vs. U.S. Dollar, Strike Price $0.73, Expires 11/23/21 (GSC)	(1)	(3,851,953)	(2,754)
			(54,932)
Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 10/2021, Strike Price $131.00, Expires 10/22/21 (GSC)	(39)	(5,132,766)	(12,797)
10-Year U.S. Treasury Note Future expiration date 10/2021, Strike Price $131.50, Expires 10/22/21 (GSC)	(39)	(5,132,766)	(20,110)
10-Year U.S. Treasury Note Future expiration date 10/2021, Strike Price $132.50, Expires 10/01/21 (GSC)	(34)	(4,474,719)	(30,281)
10-Year U.S. Treasury Note Future expiration date 11/2021, Strike Price $130.50, Expires 11/26/21 (GSC)	(68)	(8,949,438)	(32,938)
	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 11/2021, Strike Price $132.00, Expires 11/26/21 (GSC)	(15)	$(1,974,141)	$(16,172)
			(112,298)
Total Written Options (Premiums received $ (217,813))			(167,230)

	Par
TBA SALE COMMITMENTS — (2.8)%
Uniform Mortgage Backed Securities 3.50%, 11/01/51 TBA	$(56,600,000)	(59,934,042)
Uniform Mortgage Backed Securities 4.00%, 11/01/51 TBA	(1,000,000)	(1,072,598)
Government National Mortgage Association 4.00%, 10/01/51 TBA	(2,000,000)	(2,122,539)
Uniform Mortgage Backed Securities 2.50%, 10/01/51 TBA	(2,000,000)	(2,062,265)
Uniform Mortgage Backed Securities 4.00%, 10/01/51 TBA	(2,000,000)	(2,142,930)
Government National Mortgage Association 3.00%, 10/01/51 TBA	(1,000,000)	(1,043,516)
Total TBA Sale Commitments (Proceeds $(68,322,742))		(68,377,890)
Liabilities in Excess of Other Assets — (9.0)%		(221,534,093)
NET ASSETS — 100.0%		$2,466,169,650

Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	12/2021	(20)	$(4,710,778)	$139,721
Euro-OAT	12/2021	38	7,304,671	(131,107)
Euro-Bobl	12/2021	(5)	(781,481)	4,592
Euro-Bund	12/2021	(130)	(25,572,431)	579,569
90-Day Eurodollar	12/2021	(610)	(152,240,750)	(83,274)
10-Year Commonwealth Treasury Bond	12/2021	74	7,568,543	(170,727)
10-Year Japanese Treasury Bond	12/2021	(9)	(12,240,712)	35,513
10-Year U.S. Treasury Note	12/2021	605	79,623,672	(1,166,996)
U.S. Treasury Long Bond	12/2021	(292)	(46,491,875)	1,017,741
Ultra 10-Year U.S. Treasury Note	12/2021	(93)	(13,508,250)	216,343
Ultra Long U.S. Treasury Bond	12/2021	361	68,973,563	(2,041,641)
Long GILT	12/2021	(69)	(11,635,271)	366,407
2-Year U.S. Treasury Note	12/2021	989	217,634,086	(124,142)
5-Year U.S. Treasury Note	12/2021	1,679	206,084,133	(1,307,551)

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
90-Day Eurodollar	06/2023	156	$38,693,850	$(10,201)
90-Day Eurodollar	09/2023	37	9,156,575	(8,550)
90-Day Eurodollar	12/2023	921	227,613,638	(179,075)
Total Futures Contracts outstanding at September 30, 2021			$595,471,183	$(2,863,378)
Forward Foreign Currency Contracts outstanding at September 30, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/04/21	U.S. Dollars	27,578,036	British Pounds	20,118,000	BAR	$470,908
10/19/21	Russian Rubles	572,480,971	U.S. Dollars	7,613,734	GSC	228,836
10/04/21	U.S. Dollars	11,461,116	Euro	9,703,000	BNP	220,779
10/19/21	U.S. Dollars	8,829,792	Euro	7,437,148	GSC	211,815
10/12/21	U.S. Dollars	1,908,393	Peruvian Nuevo Soles	7,052,466	HSBC	203,136
10/27/21	U.S. Dollars	5,087,734	British Pounds	3,650,573	SS	168,787
11/12/21	U.S. Dollars	1,229,754	Peruvian Nuevo Soles	4,609,488	GSC	116,211
10/19/21	Indonesian Rupiahs	56,877,253,622	U.S. Dollars	3,853,472	GSC	110,360
10/04/21	U.S. Dollars	4,448,504	Brazilian Reals	23,710,527	GSC	97,291
10/19/21	U.S. Dollars	2,887,640	Mexican Pesos	58,446,819	CITI	64,293
11/24/21	U.S. Dollars	2,336,336	Euro	1,974,169	DEUT	47,067
10/04/21	U.S. Dollars	2,319,923	Euro	1,962,000	GSC	47,065
10/19/21	U.S. Dollars	1,007,583	Euro	850,000	CITI	22,625
11/04/21	U.S. Dollars	402,584	Peruvian Nuevo Soles	1,573,218	HSBC	22,423
10/04/21	U.S. Dollars	1,894,608	Canadian Dollars	2,387,000	BNP	10,047
11/04/21	U.S. Dollars	638,158	Peruvian Nuevo Soles	2,604,516	BNP	8,788
10/04/21	U.S. Dollars	163,837	Peruvian Nuevo Soles	645,453	GSC	7,739
12/15/21	U.S. Dollars	753,473	Japanese Yen	82,951,989	MSCS	7,579
10/19/21	U.S. Dollars	260,823	British Pounds	188,429	GSC	6,928
11/02/21	Australian Dollars	1,674,000	U.S. Dollars	1,204,157	GSC	6,242
11/02/21	U.S. Dollars	13,526,451	Euro	11,665,000	BNP	5,654
12/15/21	U.S. Dollars	401,520	Swiss Francs	368,787	UBS	4,994
12/15/21	U.S. Dollars	234,452	Swedish Kronor	2,015,622	CITI	4,024
12/15/21	U.S. Dollars	295,498	Japanese Yen	32,538,963	UBS	2,911
11/17/21	U.S. Dollars	293,985	Japanese Yen	32,400,000	BAR	2,769
10/19/21	Chinese Offshore Yuan	2,958,374	U.S. Dollars	456,391	GSC	1,694
12/15/21	U.S. Dollars	458,511	Canadian Dollars	578,650	UBS	1,655
11/12/21	U.S. Dollars	408,206	Canadian Dollars	515,436	JPM	1,288
12/15/21	U.S. Dollars	13,819	Norwegian Kroner	120,031	DEUT	97
Subtotal Appreciation						$2,104,005
01/18/22	U.S. Dollars	453,293	Chinese Offshore Yuan	2,958,374	GSC	$(1,462)
11/12/21	Australian Dollars	1,481,932	U.S. Dollars	1,074,423	BOA	(2,861)
11/24/21	Euro	147,151	U.S. Dollars	174,146	DEUT	(3,508)
10/19/21	U.S. Dollars	452,898	Chinese Offshore Yuan	2,958,374	GSC	(5,188)
12/15/21	Australian Dollars	451,000	U.S. Dollars	332,507	UBS	(6,330)
11/02/21	Australian Dollars	11,455,000	U.S. Dollars	8,294,623	UBS	(11,993)
12/15/21	Euro	513,550	U.S. Dollars	609,472	CITI	(13,596)
10/05/21	Australian Dollars	4,366,000	U.S. Dollars	3,170,103	JPM	(13,630)
10/19/21	Euro	1,050,000	U.S. Dollars	1,231,680	CITI	(14,966)
11/02/21	U.S. Dollars	25,146,989	British Pounds	18,674,000	BAR	(15,257)
10/19/21	Canadian Dollars	2,515,065	U.S. Dollars	2,002,399	CITI	(16,776)
10/04/21	British Pounds	709,000	U.S. Dollars	978,073	MSCS	(22,762)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/19/21	Canadian Dollars	1,480,000	U.S. Dollars	1,192,268	GSC	$(23,820)
10/05/21	Australian Dollars	7,089,000	U.S. Dollars	5,152,807	BNP	(27,696)
10/04/21	Brazilian Reals	23,710,527	U.S. Dollars	4,384,505	MSCS	(33,292)
01/31/22	U.S. Dollars	2,219,614	Israeli Shekels	7,282,000	HSBC	(42,447)
04/06/22	U.S. Dollars	2,131,981	Israeli Shekels	6,999,294	GSC	(44,622)
10/19/21	Australian Dollars	2,211,180	U.S. Dollars	1,655,314	CITI	(56,601)
10/19/21	Mexican Pesos	56,757,973	U.S. Dollars	2,800,132	CITI	(58,367)
10/19/21	Brazilian Reals	15,244,857	U.S. Dollars	2,871,728	CITI	(80,684)
11/03/21	Brazilian Reals	23,710,527	U.S. Dollars	4,427,736	GSC	(97,513)
10/19/21	Japanese Yen	917,179,528	U.S. Dollars	8,358,215	CITI	(116,159)
12/15/21	Chilean Pesos	1,891,114,500	U.S. Dollars	2,449,789	BAR	(133,926)
Subtotal Depreciation						$(843,456)
Total Forward Foreign Currency Contracts outstanding at September 30, 2021						$1,260,549
Swap Agreements outstanding at September 30, 2021:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers—Buy Protection
Peoples Republic of China, 7.50% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	JPM	USD	630,000	$(4,285)	$(6,835)	$2,550
Peoples Republic of China, 7.50% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	CITI	USD	70,000	(476)	(1,226)	750
Subtotal Appreciation						$(4,761)	$(8,061)	$3,300
Peoples Republic of China, 7.50% due 10/28/27 (Pay Quarterly)	(1.00)%	12/20/2021	DEUT	USD	430,000	$(995)	$1,639	$(2,634)
Subtotal Depreciation						$(995)	$1,639	$(2,634)
Net Credit Default Swaps on Sovereign Issuers—Buy Protection outstanding at September 30, 2021						$(5,756)	$(6,422)	$666

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection
The Boeing Co., 2.60% due 10/30/25 (Receive Quarterly)	0.62%	1.00%	6/20/2023	USD	2,200,000	$15,241	$5,839	$9,402
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	0.35%	1.00%	12/20/2023	USD	600,000	8,842	(25,420)	34,262
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	0.41%	1.00%	6/20/2024	USD	1,000,000	16,241	(20,253)	36,494
Prudential Financial, Inc., 3.50% due 5/15/24 (Receive Quarterly)	0.27%	1.00%	6/20/2024	USD	1,075,000	21,916	19,844	2,072
Republic of Indonesia, 5.88% due 3/13/20 (Receive Quarterly)	0.40%	1.00%	6/20/2024	USD	3,470,000	57,619	13,562	44,057
Rolls-Royce Holdings PLC, 2.13% due 6/18/21 (Receive Quarterly)	1.46%	1.00%	6/20/2025	EUR	1,700,000	(32,654)	(263,901)	231,247
Devon Energy Corporation, 7.95% due 4/15/32 (Receive Quarterly)	0.92%	1.00%	6/20/2026	USD	2,800,000	10,846	(26,054)	36,900

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	0.69%	1.00%	6/20/2026	USD	2,100,000	$30,226	$11,126	$19,100
The Boeing Co., 2.60% due 10/30/25 (Receive Quarterly)	1.01%	1.00%	6/20/2026	USD	2,400,000	(83)	(17,161)	17,078
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	0.77%	1.00%	12/20/2026	USD	2,600,000	31,632	29,130	2,502
General Motors Co., 4.88% due 10/2/23 (Receive Quarterly)	1.01%	5.00%	12/20/2026	USD	2,200,000	443,519	443,519	—
British Telecommunications, 5.75% due 12/7/28 (Receive Quarterly)	1.07%	1.00%	6/20/2028	EUR	2,000,000	(10,626)	(11,393)	767
British Telecommunications, 5.75% due 12/7/28 (Receive Quarterly)	1.13%	1.00%	12/20/2028	EUR	2,000,000	(20,990)	(23,988)	2,998
Subtotal Appreciation						$571,729	$134,850	$436,879
The Boeing Co., 8.75% due 8/15/21 (Receive Quarterly)	0.76%	1.00%	6/20/2024	USD	475,000	$3,185	$11,966	$(8,781)
Republic of Peru, 8.75% due 11/21/33 (Receive Quarterly)	0.65%	1.00%	12/20/2024	USD	290,000	3,365	6,740	(3,375)
Russian Federation, 7.50% due 3/31/30 (Receive Quarterly)	0.58%	1.00%	12/20/2024	USD	950,000	13,252	17,427	(4,175)
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	0.69%	1.00%	6/20/2026	USD	1,100,000	15,833	17,601	(1,768)
Russian Federation, 7.50% due 3/31/30 (Receive Quarterly)	0.89%	1.00%	12/20/2026	USD	320,000	1,934	2,212	(278)
Verizon Communications, Inc., 4.13% due 3/16/27 (Receive Quarterly)	0.53%	1.00%	12/20/2026	USD	2,100,000	50,539	51,189	(650)
Subtotal Depreciation						$88,108	$107,135	$(19,027)
Net Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection outstanding at September 30, 2021						$659,837	$241,985	$417,852

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
CDX.NA.HY.37 (Pay Quarterly)	(5.00)%	12/20/2026	USD	1,020,000	$(96,494)	$(97,955)	$1,461
					$(96,494)	$(97,955)	$1,461

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.34 Index (Receive Quarterly)	0.46%	1.00%	6/20/2025	USD	22,475,000	$449,782	$232,085	$217,697
Markit CDX.NA.IG.37 Index (Receive Quarterly)	0.53%	1.00%	12/20/2026	USD	14,000,000	338,382	325,681	12,701
Subtotal Appreciation						$788,164	$557,766	$230,398
Markit CDX.NA.IG.34 Index (Receive Quarterly)	0.25%	1.00%	6/20/2023	USD	7,550,000	$100,485	$114,038	$(13,553)
iTraxx Europe & Crossover Series 35 (Receive Quarterly)	2.35%	5.00%	6/20/2026	EUR	6,400,000	875,495	917,063	(41,568)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG.36 Index (Receive Quarterly)	0.48%	1.00%	6/20/2026	USD	18,600,000	$453,517	$457,606	$(4,089)
iTraxx Europe & Crossover Series 36 (Receive Quarterly)	2.53%	5.00%	12/20/2026	EUR	4,900,000	678,665	704,812	(26,147)
Markit CDX.NA.IG.37 Index (Receive Quarterly)	0.53%	1.00%	12/20/2026	USD	69,129,000	1,670,859	1,678,068	(7,209)
Subtotal Depreciation						$3,779,021	$3,871,587	$(92,566)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at September 30, 2021						$4,567,185	$4,429,353	$137,832

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	7.02% (Upon termination)	1/4/2027	CITI	BRL	15,744,747	$(291,138)	$10,600	$(301,738)
						$(291,138)	$10,600	$(301,738)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	4.12% (Upon termination)	1/3/2022	BRL	5,804,074	$12,363	$—	$12,363
2.85% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/3/2022	BRL	12,735,575	33,791	(83)	33,874
2.86% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/3/2022	BRL	22,364,363	59,315	(495)	59,810
3-Month LIBOR (Quarterly)	0.19% (Semiannually)	6/15/2022	USD	21,256,000	17,421	(96)	17,517
3-Month New Zealand BBR FRA (Quarterly)	1.25% (Semiannually)	9/15/2022	NZD	18,340,000	5,826	626	5,200
3-Month New Zealand BBR FRA (Quarterly)	1.25% (Semiannually)	12/15/2022	NZD	9,510,000	(1,937)	(10,537)	8,600
5.80% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2023	BRL	10,262,469	53,831	—	53,831
3-Month ASX BBSW (Quarterly)	0.19% (Quarterly)	2/22/2023	AUD	98,600,000	10,342	—	10,342
3-Month CDOR (Semiannually)	1.10% (Semiannually)	6/15/2023	CAD	21,140,000	(708)	(728)	20
1.25% (Quarterly)	3-Month KWCDC (Quarterly)	9/15/2023	KRW	5,554,169,927	27,395	—	27,395
7-Day CFETS Repo Rate (Quarterly)	2.50% (Quarterly)	9/15/2023	CNY	111,354,201	65,830	45,031	20,799
0.50% (Semiannually)	3-Month LIBOR (Quarterly)	9/21/2023	USD	18,500,000	10,426	(8,162)	18,588
6.20% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	12/13/2023	MXN	85,070,000	33,456	(2,012)	35,468
1.50% (Quarterly)	3-Month KWCDC (Quarterly)	12/15/2023	KRW	3,772,620,000	9,808	1,488	8,320
9.20% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2024	BRL	1,793,550	3,543	(432)	3,975
3-Month ASX BBSW (Quarterly)	0.50% (Quarterly)	2/24/2024	AUD	23,170,000	20,104	—	20,104
1.50% (Quarterly)	3-Month KWCDC (Quarterly)	3/16/2024	KRW	9,657,570,000	38,397	22,339	16,058
1-Month LIBOR + 0.09% (Quarterly)	3-Month LIBOR (Quarterly)	7/25/2024	USD	41,780,000	1,784	—	1,784
6.32% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2025	BRL	5,365,429	95,785	—	95,785
7-Day CFETS Repo Rate (Quarterly)	2.75% (Quarterly)	9/15/2026	CNY	11,648,207	21,874	11,937	9,937

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6.70% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	12/9/2026	MXN	36,200,000	$35,744	$380	$35,364
(0.25)% (Annually)	6-Month EURIBOR (Semiannually)	12/15/2026	EUR	3,340,000	16,514	(8,331)	24,845
0.25% (Annually)	3-Month STIBOR (Quarterly)	12/15/2026	SEK	14,500,000	25,146	14,825	10,321
1.25% (Semiannually)	3-Month LIBOR (Quarterly)	12/15/2026	USD	5,410,000	(27,769)	(32,192)	4,423
1.70% (Annually)	6-Month WIBOR (Semiannually)	12/15/2026	PLN	1,400,000	4,602	263	4,339
8.50% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	5,028,649	74,560	—	74,560
9.90% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	1,647,005	8,009	(1,135)	9,144
0.71% (Annually)	1-Day SOFR (Annually)	5/15/2027	USD	22,990,000	235,004	24,706	210,298
1.68% (Semiannually)	3-Month CDOR (Semiannually)	8/22/2028	CAD	11,720,000	168,163	(12,022)	180,185
28-Day Mexico Interbank TIIE (Lunar)	7.45% (Lunar)	7/18/2029	MXN	165,770,000	77,642	68,836	8,806
1.24% (Annually)	6-Month NIBOR (Semiannually)	10/29/2030	NOK	65,600,000	280,552	88,106	192,446
1.00% (Annually)	1-Day SONIA (Annually)	2/10/2031	GBP	5,330,000	23,131	(100,212)	123,343
3-Month STIBOR (Quarterly)	1.27% (Annually)	5/11/2031	SEK	30,840,000	1,362	—	1,362
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	9/17/2031	USD	8,140,000	(166,231)	(262,985)	96,754
1.50% (Semiannually)	3-Month LIBOR (Quarterly)	9/24/2031	USD	4,450,000	112,541	56,518	56,023
0.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/15/2031	JPY	721,720,000	42,378	22,583	19,795
0.75% (Annually)	1-Day SONIA (Annually)	12/15/2031	GBP	18,220,000	447,038	(281,549)	728,587
1.50% (Annually)	6-Month NIBOR (Semiannually)	12/15/2031	NOK	5,570,000	24,679	8,818	15,861
2.00% (Semiannually)	3-Month CDOR (Semiannually)	12/15/2031	CAD	6,140,000	6,786	(107,118)	113,904
0.75% (Annually)	1-Day SONIA (Annually)	3/16/2032	GBP	6,200,000	171,978	(47,814)	219,792
2.00% (Semiannually)	6-Month ASX BBSW (Semiannually)	3/17/2032	AUD	1,430,000	18,818	6,315	12,503
1.63% (Annually)	1-Day SOFR (Annually)	9/22/2036	USD	10,960,000	118,027	3,371	114,656
0.61% (Annually)	6-Month EURIBOR (Semiannually)	7/22/2041	EUR	8,960,000	246,537	72,400	174,137
0.50% (Annually)	6-Month EURIBOR (Semiannually)	12/15/2041	EUR	130,000	295	(4,472)	4,767
0.56% (Annually)	1-Day SOFR (Annually)	7/20/2045	USD	5,310,000	1,077,113	70,079	1,007,034
0.74% (Annually)	1-Day SOFR (Annually)	8/19/2045	USD	3,610,000	602,994	—	602,994
0.80% (Semiannually)	3-Month LIBOR (Quarterly)	11/15/2045	USD	1,668,000	354,288	76,382	277,906
1.00% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2047	USD	8,077,000	1,464,860	97,887	1,366,973
1.20% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2047	USD	1,621,000	224,836	8,929	215,907
1.23% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2047	USD	905,000	120,795	1,039	119,756
1.52% (Annually)	1-Day SOFR (Annually)	2/15/2047	USD	2,248,000	22,555	(49,391)	71,946
1.60% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2047	USD	1,769,000	94,947	9,710	85,237
1.63% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2047	USD	5,134,000	252,239	29,337	222,902
0.90% (Semiannually)	3-Month LIBOR (Quarterly)	3/17/2050	USD	2,110,000	471,717	(64)	471,781
1.20% (Semiannually)	3-Month LIBOR (Quarterly)	10/7/2050	USD	1,114,000	168,542	(487)	169,029
1.67% (Semiannually)	3-Month LIBOR (Quarterly)	7/9/2051	USD	2,945,000	127,163	(13,125)	140,288
2.00% (Semiannually)	3-Month LIBOR (Quarterly)	12/15/2051	USD	4,170,000	(146,788)	(360,971)	214,183
0.75% (Annually)	1-Day SONIA (Annually)	3/16/2052	GBP	8,200,000	690,574	(143,996)	834,570
Subtotal Appreciation					$7,989,987	$(706,504)	$8,696,491
0.25% (Annually)	3-Month WIBOR (Quarterly)	12/16/2021	PLN	18,510,000	$(8,848)	$—	$(8,848)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	3.36% (Upon termination)	1/3/2022	BRL	286,224,050	(323,906)	102,156	(426,062)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	3.35% (Upon termination)	1/3/2022	BRL	94,028,297	(178,839)	287	(179,126)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	3.70% (Upon termination)	1/3/2022	BRL	88,138,258	(142,267)	(17,065)	(125,202)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	3.98% (Upon termination)	1/3/2022	BRL	31,092,652	(40,724)	—	(40,724)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	3.39% (Upon termination)	1/3/2022	BRL	14,546,447	(29,131)	—	(29,131)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	7.20% (Upon termination)	1/2/2023	BRL	11,043,254	$(38,061)	$1,084	$(39,145)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	4.23% (Upon termination)	1/2/2023	BRL	3,551,131	(30,320)	—	(30,320)
3-Month CDOR (Semiannually)	0.80% (Semiannually)	2/28/2023	CAD	158,430,000	(76,312)	(19,854)	(56,458)
0.45% (Semiannually)	3-Month LIBOR (Quarterly)	6/15/2023	USD	19,100,000	(8,458)	487	(8,945)
3-Month CDOR (Semiannually)	1.20% (Semiannually)	9/21/2023	CAD	22,870,000	(18,860)	10,620	(29,480)
6-Month EURIBOR (Semiannually)	(0.50)% (Annually)	12/15/2023	EUR	2,640,000	(5,986)	(2,721)	(3,265)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	4.93% (Upon termination)	1/2/2024	BRL	2,302,419	(32,867)	—	(32,867)
Bank of Japan Unsecured Overnight Call Rate (Annually)	0.00% (Annually)	3/17/2024	JPY	750,000,000	5,997	11,605	(5,608)
0.49% (Quarterly)	3-Month ASX BBSW (Quarterly)	6/29/2024	AUD	9,720,000	(4,797)	307	(5,104)
3-Month CDOR (Semiannually)	1.56% (Semiannually)	8/22/2025	CAD	16,510,000	(78,543)	7,820	(86,363)
6-Month WIBOR (Semiannually)	0.75% (Annually)	12/16/2025	PLN	3,720,000	(34,239)	—	(34,239)
1-Day ESTR (Annually)	(0.25)% (Annually)	12/15/2026	EUR	580,000	2,763	5,138	(2,375)
1-Day SONIA (Annually)	0.50% (Annually)	12/15/2026	GBP	35,800,000	(675,891)	(58,813)	(617,078)
1.25% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2028	USD	19,865,000	(958)	27,321	(28,279)
1.35% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2028	USD	30,090,000	(192,378)	26,354	(218,732)
6-Month EURIBOR (Semiannually)	0.50% (Annually)	2/12/2031	EUR	6,900,000	27,553	137,981	(110,428)
2.13% (Annually)	6-Month NIBOR (Semiannually)	5/11/2031	NOK	28,750,000	(7,209)	—	(7,209)
6-Month EURIBOR (Semiannually)	0.22% (Annually)	7/22/2031	EUR	16,080,000	(251,965)	(28,864)	(223,101)
6-Month EURIBOR (Semiannually)	0.25% (Annually)	9/2/2031	EUR	6,800,000	(100,143)	(25,582)	(74,561)
3-Month New Zealand BBR FRA (Quarterly)	3.00% (Semiannually)	9/16/2031	NZD	910,000	9,277	22,419	(13,142)
6-Month EURIBOR (Semiannually)	0.50% (Annually)	9/16/2031	EUR	4,100,000	(1,455)	36,595	(38,050)
1-Day SOFR (Annually)	1.53% (Annually)	9/22/2031	USD	9,100,000	(99,721)	1,015	(100,736)
1-Day SONIA (Annually)	1.00% (Annually)	9/23/2031	GBP	3,690,000	(21,790)	23,900	(45,690)
3-Month LIBOR (Quarterly)	1.75% (Semiannually)	12/15/2031	USD	6,420,000	98,109	231,012	(132,903)
3-Month STIBOR (Quarterly)	0.75% (Annually)	12/15/2031	SEK	24,900,000	(48,509)	5,889	(54,398)
6-Month ASX BBSW (Semiannually)	2.00% (Semiannually)	12/15/2031	AUD	710,000	14,227	22,199	(7,972)
6-Month EURIBOR (Semiannually)	0.00% (Annually)	12/15/2031	EUR	680,000	(14,652)	(1,861)	(12,791)
1-Day SONIA (Annually)	1.00% (Annually)	3/17/2032	GBP	1,770,000	(12,582)	(3,823)	(8,759)
3-Month STIBOR (Quarterly)	1.00% (Annually)	3/17/2032	SEK	11,010,000	(19,835)	(8,768)	(11,067)
Swiss Average Overnight Rate (Annually)	0.50% (Annually)	3/17/2032	CHF	1,120,000	1,189	8,464	(7,275)
0.75% (Semiannually)	6-Month LIBOR (Semiannually)	3/20/2038	JPY	489,200,000	(341,630)	34,429	(376,059)
1.73% (Annually)	1-Day SOFR (Annually)	2/15/2047	USD	2,706,000	(105,225)	—	(105,225)
2.00% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2047	USD	6,273,000	(197,342)	19,314	(216,656)
0.54% (Semiannually)	6-Month LIBOR (Semiannually)	3/15/2051	JPY	138,000,000	(6,378)	(3,301)	(3,077)
0.56% (Semiannually)	6-Month LIBOR (Semiannually)	3/15/2051	JPY	222,000,000	(20,698)	(712)	(19,986)
0.35% (Semiannually)	6-Month LIBOR (Semiannually)	3/17/2051	JPY	111,000,000	47,900	60,944	(13,044)
0.57% (Semiannually)	6-Month LIBOR (Semiannually)	3/19/2051	JPY	106,000,000	(13,552)	—	(13,552)
0.57% (Semiannually)	6-Month LIBOR (Semiannually)	4/7/2051	JPY	48,000,000	(7,440)	—	(7,440)
2.00% (Semiannually)	3-Month LIBOR (Quarterly)	6/3/2051	USD	1,164,000	(44,746)	10,953	(55,699)
3-Month CDOR (Semiannually)	2.25% (Semiannually)	12/15/2051	CAD	6,290,000	(165,487)	84,730	(250,217)
3-Month CDOR (Semiannually)	2.18% (Semiannually)	8/22/2052	CAD	1,240,000	(59,667)	8,518	(68,185)
Subtotal Depreciation					$(3,254,396)	$730,177	$(3,984,573)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2021					$4,735,591	$23,673	$4,711,918
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 2.1%
AIMCO CLO 10, Ltd., Series 2019-10A, Class DR
(Floating, ICE LIBOR USD 3M + 2.90%, 2.90% Floor), 3.01%, 07/22/32 144A †	$1,000,000	$1,004,034
American Credit Acceptance Receivables Trust, Series 2021-3, Class D
1.34%, 11/15/27 144A	80,000	79,695
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D
1.21%, 12/18/26	55,000	54,802
Annisa CLO, Ltd., Series 2016-2A, Class DR
(Floating, ICE LIBOR USD 3M + 3.00%), 3.13%, 07/20/31 144A †	500,000	501,746
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A
2.36%, 03/20/26 144A	145,000	151,044
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A
1.38%, 08/20/27 144A	770,000	770,067
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 0.49%, 07/25/36 144A †	630,000	614,309
Carvana Auto Receivables Trust, Series 2021-N3, Class C
1.02%, 06/12/28	55,000	54,988
Carvana Auto Receivables Trust, Series 2021-P3, Class C
1.93%, 10/12/27	50,000	49,828
CIFC Funding, Ltd., Series 2018-1A, Class D
(Floating, ICE LIBOR USD 3M + 2.65%), 2.78%, 04/18/31 144A †	1,050,000	1,048,258
CIFC Funding, Ltd., Series 2018-2A, Class C
(Floating, ICE LIBOR USD 3M + 2.85%), 2.98%, 04/20/31 144A †	250,000	250,821
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	117,735	116,503
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I
2.66%, 04/25/51 144A	139,650	144,179
Drive Auto Receivables Trust, Series 2021-2, Class D
1.39%, 03/15/29	170,000	169,631
DT Auto Owner Trust, Series 2021-2A, Class D
1.50%, 02/16/27 144A	25,000	25,067
DT Auto Owner Trust, Series 2021-3A, Class D
1.31%, 05/17/27 144A	165,000	164,111
	Par	Value
Exeter Automobile Receivables Trust, Series 2021-1A, Class D
1.08%, 11/16/26	$70,000	$69,950
Exeter Automobile Receivables Trust, Series 2021-3A, Class D
1.55%, 06/15/27	120,000	119,919
Flagship Credit Auto Trust, Series 2021-2, Class D
1.59%, 06/15/27 144A	40,000	40,035
Flagship Credit Auto Trust, Series 2021-3, Class D
1.65%, 09/15/27 144A	50,000	49,869
Ford Credit Auto Owner Trust, Series 2021-A, Class A3
0.30%, 08/15/25	260,000	259,629
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D
1.68%, 01/15/27 144A	175,000	175,713
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D
1.48%, 07/15/27 144A	80,000	79,735
GLS Auto Receivables Trust, Series 2021-2A, Class D
1.42%, 04/15/27 144A	65,000	64,878
GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3
0.35%, 10/16/25	95,000	95,031
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3
0.51%, 04/16/26	195,000	195,299
Honda Auto Receivables Owner Trust, Series 2021-1, Class A3
0.27%, 04/21/25	155,000	154,943
Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1
(Step to 6.44% on 06/27/22), 3.44%, 05/25/59 144A STEP	71,048	71,190
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class B
2.12%, 02/18/70 144A	100,000	100,596
Navient Student Loan Trust, Series 2018-EA, Class B
4.44%, 12/15/59 144A	560,000	585,337
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor, 12.50% Cap), 1.17%, 01/25/34†	267,123	267,522
Octagon Investment Partners 35, Ltd., Series 2018-1A, Class C
(Floating, ICE LIBOR USD 3M + 2.60%, 2.60% Floor), 2.73%, 01/20/31 144A †	250,000	247,032
PFCA Home Equity Investment Trust, Series 2003-IFC5, Class A
4.26%, 01/22/35 144A † γ	407,728	419,930

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Progress Residential, Series 2021-SFR3, Class E1
2.54%, 05/17/26 144A	$20,000	$20,013
Santander Drive Auto Receivables Trust, Series 2021-1, Class D
1.13%, 11/16/26	70,000	70,224
Santander Drive Auto Receivables Trust, Series 2021-2, Class D
1.35%, 07/15/27	85,000	85,410
Santander Drive Auto Receivables Trust, Series 2021-3, Class D
1.33%, 09/15/27	115,000	115,028
Saxon Asset Securities Trust, Series 2006-3, Class A4
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor, 12.25% Cap), 0.33%, 10/25/46†	560,000	518,404
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C
3.12%, 05/20/36 144A	34,511	35,299
S-Jets, Ltd., Series 2017-1, Class A
3.97%, 08/15/42 144A	182,524	181,414
SLM Student Loan Trust, Series 2003-10A, Class A4
(Floating, ICE LIBOR USD 3M + 0.67%), 0.79%, 12/17/68 144A †	640,000	641,708
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, ICE LIBOR USD 3M + 0.75%), 0.87%, 03/15/33 144A †	128,489	126,849
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, ICE LIBOR USD 3M + 0.15%), 0.28%, 03/25/44†	124,304	121,541
SMB Private Education Loan Trust, Seres 2021-A, Class A2A2
(Floating, ICE LIBOR USD 1M + 0.73%), 0.81%, 01/15/53 144A †	100,000	100,576
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	240,000	239,902
Taco Bell Funding LLC, Series 2021-1A, Class A2II
2.29%, 08/25/51 144A	110,000	110,020
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A
1.68%, 02/20/46 144A	95,333	94,109
TIF Funding II LLC, Series 2021-1A, Class A
1.65%, 02/20/46 144A	94,833	93,036
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.90%, 10/25/59 144A	85,692	88,959
Toyota Auto Receivables Owner Trust, Series 2021-A, Class A2
0.16%, 07/17/23	67,155	67,147
	Par	Value
Trinitas CLO XII, Ltd., Series 2020-12A, Class D
(Floating, ICE LIBOR USD 3M + 4.00%, 4.00% Floor), 4.13%, 04/25/33 144A †	$1,250,000	$1,261,401
Triton Container Finance VIII LLC, Series 2021-1A, Class A
1.86%, 03/20/46 144A	124,475	123,677
VCAT Asset Securitization LLC, Series 2021-NPL6, Class A1
1.92%, 09/25/51 144A STEP	155,000	156,153
VCAT LLC, Series 2021-NPL5, Class A1
1.87%, 08/25/61 144A STEP	99,911	99,950
VOLT XCIII LLC, Series 2021-NPL2, Class A1
(Step to 4.89% on 02/25/24), 1.89%, 02/27/51 144A STEP	78,587	78,912
VOLT XCIV LLC, Series 2021-NPL3, Class A1
(Step to 5.24% on 02/25/24), 2.24%, 02/27/51 144A STEP	66,114	66,241
VOLT XCVII LLC, Series 2021-NPL6, Class A1
(Step to 5.24% on 04/25/24), 2.24%, 04/25/51 144A STEP	97,526	97,637
Wendy's Funding LLC, Series 2021-1A, Class A2I
2.37%, 06/15/51 144A	59,850	60,611
Westlake Automobile Receivables Trust, Series 2021-1A, Class D
1.23%, 04/15/26 144A	140,000	140,170
Westlake Automobile Receivables Trust, Series 2021-2A, Class D
1.23%, 12/15/26 144A	65,000	64,970
Total Asset-Backed Securities (Cost $12,961,366)		13,055,052
CORPORATE BONDS — 20.1%
Air Lease Corporation
0.70%, 02/15/24Δ	380,000	377,705
2.30%, 02/01/25	305,000	313,398
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 06/15/26ρ Δ ^	120,000	125,850
4.63%, 10/01/28	50,000	56,215
3.00%, 02/01/30	30,000	30,462
3.13%, 12/01/30	25,000	25,631
Allied Universal Holdco LLC
6.00%, 06/01/29 144A	270,000	266,792
Ally Financial, Inc.
5.13%, 09/30/24	465,000	521,013
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 05/15/26ρ Δ ^	140,000	146,157
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 05/15/28ρ ^	125,000	130,938

	Par	Value
8.00%, 11/01/31	$175,000	$252,625
Amazon.com, Inc.
0.45%, 05/12/24	595,000	593,942
3.88%, 08/22/37	620,000	732,661
4.25%, 08/22/57	190,000	241,722
AMC Networks, Inc.
4.25%, 02/15/29	55,000	54,794
American Airlines Group, Inc.
5.00%, 06/01/22 144A Δ	90,000	90,225
3.75%, 03/01/25 144A Δ	5,000	4,512
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	207,197	200,146
American Airlines Pass-Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	83,602	80,963
American Airlines, Inc.
5.50%, 04/20/26 144A	810,000	852,525
5.75%, 04/20/29 144A	780,000	841,425
American Homes 4 Rent LP REIT
2.38%, 07/15/31	20,000	19,835
Apple, Inc.
4.65%, 02/23/46	145,000	188,939
Aramark International Finance S.a.r.l.
3.13%, 04/01/25(E)	284,000	332,638
Ares Capital Corporation
2.88%, 06/15/28	225,000	228,092
AT&T, Inc.
0.25%, 03/04/26(E)	650,000	757,515
3.65%, 06/01/51	625,000	638,170
3.50%, 09/15/53	215,000	213,213
Athene Global Funding
1.61%, 06/29/26 144A	110,000	109,984
Aviation Capital Group LLC
1.95%, 01/30/26 144A	50,000	49,843
Avon Products, Inc.
8.45%, 03/15/43	60,000	76,213
Bank of America Corporation
1.38%, 03/26/25(E)	595,000	723,783
4.25%, 10/22/26	55,000	61,954
(Variable, ICE LIBOR USD 3M + 1.51%), 3.71%, 04/24/28^	250,000	274,917
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	435,000	471,781
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 02/13/31^	155,000	156,945
(Variable, U.S. SOFR + 1.37%), 1.92%, 10/24/31^	360,000	346,585
(Variable, U.S. SOFR + 1.58%), 3.31%, 04/22/42^	1,860,000	1,954,000
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 03/20/51^	170,000	201,406
Bausch Health Americas, Inc.
9.25%, 04/01/26 144A	500,000	534,612
8.50%, 01/31/27 144A	50,000	53,323
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONV Δ	80,000	82,055
1.25%, 05/15/27 CONV	235,000	236,368
	Par	Value
Blackstone Secured Lending Fund
2.13%, 02/15/27 144A	$190,000	$187,972
Boeing Co. (The)
4.88%, 05/01/25	690,000	768,236
2.20%, 02/04/26	280,000	282,127
3.10%, 05/01/26	30,000	31,724
3.63%, 03/01/48	5,000	4,941
3.85%, 11/01/48	130,000	133,229
3.90%, 05/01/49	270,000	278,477
3.75%, 02/01/50	425,000	429,810
5.81%, 05/01/50	680,000	908,018
3.83%, 03/01/59	185,000	182,022
3.95%, 08/01/59	55,000	56,573
Braskem America Finance Co.
7.13%, 07/22/41	2,440,000	3,156,750
Brighthouse Financial, Inc.
5.63%, 05/15/30	375,000	453,168
4.70%, 06/22/47	65,000	73,626
Brixmor Operating Partnership LP REIT
2.25%, 04/01/28	15,000	15,141
Broadcom, Inc.
4.15%, 11/15/30	380,000	421,269
2.60%, 02/15/33 144A	385,000	370,172
3.50%, 02/15/41 144A	200,000	197,915
Carnival Corporation
5.75%, 03/01/27 144A	120,000	124,200
Carvana Co.
5.63%, 10/01/25 144A	35,000	36,226
5.50%, 04/15/27 144A	50,000	51,098
5.88%, 10/01/28 144A	55,000	56,868
Caterpillar Financial Services Corporation
0.45%, 05/17/24	595,000	594,026
CCO Holdings LLC
4.50%, 08/15/30 144A	650,000	671,430
4.25%, 01/15/34 144A	405,000	401,709
Centene Corporation
4.63%, 12/15/29	700,000	763,735
3.00%, 10/15/30	25,000	25,656
2.50%, 03/01/31	215,000	212,312
2.63%, 08/01/31	100,000	99,449
Charter Communications Operating LLC
3.50%, 06/01/41	370,000	363,852
6.48%, 10/23/45	210,000	285,976
5.75%, 04/01/48	890,000	1,126,229
4.80%, 03/01/50	335,000	376,613
3.70%, 04/01/51	150,000	146,336
3.90%, 06/01/52	135,000	134,717
3.85%, 04/01/61	270,000	258,081
4.40%, 12/01/61	260,000	270,972
3.95%, 06/30/62	245,000	236,711
Cigna Corporation
4.80%, 08/15/38	280,000	342,955
3.20%, 03/15/40	150,000	154,635
3.40%, 03/15/50	260,000	268,894

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CIT Group, Inc.
5.25%, 03/07/25	$540,000	$602,100
Citigroup, Inc.
3.50%, 05/15/23	655,000	686,402
(Variable, ICE LIBOR USD 3M + 3.42%), 6.30%, 05/15/24ρ ^	690,000	746,580
(Variable, ICE LIBOR USD 3M + 0.90%), 3.35%, 04/24/25^	350,000	371,840
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25ρ ^	100,000	109,375
(Variable, ICE LIBOR USD 3M + 1.56%), 3.89%, 01/10/28^	135,000	149,284
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28^	200,000	217,626
(Variable, U.S. SOFR + 1.42%), 2.98%, 11/05/30^	210,000	220,909
Citrix Systems, Inc.
1.25%, 03/01/26	300,000	295,236
CME Group, Inc.
5.30%, 09/15/43	620,000	870,784
Comcast Corporation
2.94%, 11/01/56 144A	801,000	758,064
2.99%, 11/01/63 144A	307,000	288,308
CommScope, Inc.
4.75%, 09/01/29 144A	240,000	240,000
Comstock Resources, Inc.
7.50%, 05/15/25 144A	93,000	96,797
ConocoPhillips
6.50%, 02/01/39	10,000	14,599
Continental Resources, Inc.
5.75%, 01/15/31 144A	100,000	121,000
4.90%, 06/01/44	270,000	302,737
Corporate Office Properties LP REIT
2.75%, 04/15/31	20,000	20,227
Crown Castle International Corporation REIT
1.05%, 07/15/26Δ	385,000	377,046
2.50%, 07/15/31	185,000	184,993
CVS Health Corporation
4.13%, 04/01/40	105,000	120,489
5.05%, 03/25/48	295,000	380,392
4.25%, 04/01/50	210,000	247,701
DCP Midstream Operating LP
6.75%, 09/15/37 144A	500,000	645,950
Dell International LLC
5.45%, 06/15/23	575,000	616,877
7.13%, 06/15/24 144A	270,000	276,444
5.30%, 10/01/29Δ	365,000	441,647
8.10%, 07/15/36	225,000	341,731
8.35%, 07/15/46	125,000	203,120
Delta Air Lines, Inc.
2.90%, 10/28/24	30,000	30,729
7.00%, 05/01/25 144A	50,000	58,332
4.50%, 10/20/25 144A	350,000	374,603
7.38%, 01/15/26	330,000	388,948
4.75%, 10/20/28 144A	1,300,000	1,450,304
Devon Energy Corporation
5.88%, 06/15/28 144A	384,000	423,388
	Par	Value
Diamondback Energy, Inc.
3.13%, 03/24/31	$45,000	$46,761
Digital Euro Finco LLC REIT
1.13%, 04/09/28(E)	305,000	363,806
Dillard's, Inc.
7.75%, 07/15/26	450,000	541,274
Discovery Communications LLC
3.63%, 05/15/30	125,000	135,657
DISH DBS Corporation
5.88%, 11/15/24	1,065,000	1,146,504
7.75%, 07/01/26	1,545,000	1,746,584
5.13%, 06/01/29	90,000	88,303
DISH Network Corporation
2.38%, 03/15/24 CONV	900,000	880,312
3.38%, 08/15/26 CONV	565,000	588,730
DTE Energy Co.
3.40%, 06/15/29	322,000	349,516
Duke Energy Corporation
2.55%, 06/15/31	295,000	299,135
Edison International
4.95%, 04/15/25	35,000	38,555
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	60,000	61,412
8.38%, 06/15/32	50,000	73,392
Enbridge Energy Partners LP
7.38%, 10/15/45	90,000	142,672
Encore Capital Group, Inc.
4.88%, 10/15/25(E)	500,000	608,529
Endeavor Energy Resources LP
5.75%, 01/30/28 144A	230,000	242,362
Energy Transfer LP
5.88%, 03/01/22	20,000	20,170
5.00%, 10/01/22	60,000	61,907
4.50%, 11/01/23	500,000	532,240
7.60%, 02/01/24	220,000	246,962
4.95%, 06/15/28	200,000	229,616
Enterprise Products Operating LLC
5.10%, 02/15/45	600,000	747,927
4.80%, 02/01/49	290,000	355,686
EOG Resources, Inc.
4.38%, 04/15/30Δ	100,000	116,806
EPR Properties REIT
3.75%, 08/15/29	230,000	237,284
EQT Corporation
3.13%, 05/15/26 144A	10,000	10,264
5.00%, 01/15/29Δ	850,000	958,120
3.63%, 05/15/31 144A Δ	20,000	20,865
ERAC U.S.A. Finance LLC
7.00%, 10/15/37 144A	535,000	795,847
Expedia Group, Inc.
(0.53)%, 02/15/26 144A Ω CONV Δ	55,000	59,656
2.95%, 03/15/31	440,000	445,003
Exxon Mobil Corporation
4.33%, 03/19/50	300,000	367,915
3.45%, 04/15/51	340,000	362,135

	Par	Value
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 144A	$430,000	$488,839
Fidelity National Information Services, Inc.
1.00%, 12/03/28(E)	300,000	358,027
FirstEnergy Corporation
7.38%, 11/15/31	630,000	862,193
Fiserv, Inc.
1.63%, 07/01/30(E)	290,000	360,752
Ford Motor Co.
6.63%, 10/01/28	75,000	90,095
4.75%, 01/15/43	190,000	199,382
Ford Motor Credit Co. LLC
2.75%, 06/14/24(U)	460,000	627,165
3.82%, 11/02/27	400,000	415,500
4.00%, 11/13/30	850,000	885,062
Fox Corporation
5.58%, 01/25/49	455,000	613,824
Freeport-McMoRan, Inc.
5.40%, 11/14/34Δ	230,000	276,575
Fresenius Medical Care U.S. Finance II, Inc.
5.88%, 01/31/22 144A	540,000	549,437
FS KKR Capital Corporation
3.40%, 01/15/26	75,000	78,400
GE Capital Funding LLC
4.55%, 05/15/32	1,390,000	1,647,071
General Dynamics Corporation
4.25%, 04/01/40	190,000	231,803
4.25%, 04/01/50	460,000	582,293
General Electric Co.
6.75%, 03/15/32	20,000	27,381
6.88%, 01/10/39	46,000	68,639
General Motors Co.
5.40%, 10/02/23	360,000	392,727
6.13%, 10/01/25	250,000	293,025
6.25%, 10/02/43	85,000	114,662
5.20%, 04/01/45	255,000	311,060
General Motors Financial Co., Inc.
0.96%, 09/07/23(E)	415,000	489,671
1.05%, 03/08/24	75,000	75,344
5.25%, 03/01/26	315,000	360,140
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 09/30/27ρ ^	5,000	5,475
3.60%, 06/21/30	275,000	295,184
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.00%), 5.70%, 09/30/30ρ ^	10,000	11,538
GEO Group, Inc. (The) REIT
5.88%, 10/15/24	290,000	241,221
Georgia-Pacific LLC
8.88%, 05/15/31Δ	305,000	477,407
Gilead Sciences, Inc.
4.00%, 09/01/36	670,000	771,303
Glencore Funding LLC
2.85%, 04/27/31 144A Δ	450,000	453,230
Go Daddy Operating Co. LLC
3.50%, 03/01/29 144A Δ	105,000	104,213
	Par	Value
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 11/05/21† ρ	$40,000	$39,570
Goldman Sachs Group, Inc. (The)
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 09/29/25^	420,000	448,643
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/09/26Δ ^	360,000	354,892
(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 06/05/28^	225,000	247,823
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	265,000	293,477
(Variable, U.S. SOFR + 1.28%), 2.62%, 04/22/32^	220,000	222,803
6.75%, 10/01/37	180,000	258,079
5.15%, 05/22/45	580,000	761,506
Hanesbrands, Inc.
4.63%, 05/15/24 144A	110,000	116,108
4.88%, 05/15/26 144A Δ	560,000	607,202
HCA, Inc.
5.38%, 02/01/25	20,000	22,375
5.38%, 09/01/26	28,000	32,071
3.50%, 09/01/30	40,000	42,416
5.25%, 06/15/49Δ	330,000	421,925
Hercules LLC
6.50%, 06/30/29	130,000	148,888
Hess Midstream Operations LP
4.25%, 02/15/30 144A	30,000	30,375
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A	75,000	73,969
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 06/01/29 144A	60,000	61,275
4.88%, 07/01/31 144A	20,000	20,100
Hilton Worldwide Finance LLC
4.88%, 04/01/27	520,000	538,210
Icahn Enterprises LP
5.25%, 05/15/27Δ	5,000	5,194
4.38%, 02/01/29	280,000	280,000
Ideal Standard International SA
6.38%, 07/30/26(E) 144A	840,000	925,458
Ionis Pharmaceuticals, Inc.
0.00%, 04/01/26 144A Ω CONV	55,000	50,256
Jabil, Inc.
1.70%, 04/15/26	85,000	85,496
JBS U.S.A. LUX SA
3.75%, 12/01/31 144A	45,000	46,880
Jefferies Group LLC
6.25%, 01/15/36	570,000	767,082
6.50%, 01/20/43	260,000	361,536
JELD-WEN, Inc.
4.88%, 12/15/27 144A Δ	380,000	396,595
JetBlue Airways Corporation
0.50%, 04/01/26 144A CONV Δ	40,000	39,394
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 04/30/24ρ ^	190,000	205,438
(Variable, U.S. SOFR + 0.89%), 1.58%, 04/22/27^	110,000	110,290

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, Euribor 3M + 0.84%), 1.64%, 05/18/28(E) ^	$250,000	$310,742
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	510,000	520,599
(Variable, U.S. SOFR + 2.52%), 2.96%, 05/13/31^	285,000	296,668
(Variable, U.S. SOFR + 2.46%), 3.11%, 04/22/41^	250,000	258,778
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	460,000	468,074
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52^	1,880,000	1,972,933
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	40,000	54,248
6.95%, 01/15/38	50,000	70,957
Kinder Morgan, Inc.
7.75%, 01/15/32	560,000	804,153
5.55%, 06/01/45	465,000	593,279
Kraft Heinz Foods Co.
4.38%, 06/01/46	515,000	587,028
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 144A	1,020,000	1,046,285
Legacy LifePoint Health LLC
4.38%, 02/15/27 144A	230,000	229,712
Lennar Corporation
4.75%, 11/29/27	1,045,000	1,212,284
Lithia Motors, Inc.
3.88%, 06/01/29 144A	45,000	46,764
Livongo Health, Inc.
0.88%, 06/01/25 CONV	25,000	33,023
Lumen Technologies, Inc.
5.63%, 04/01/25	50,000	54,438
Marathon Petroleum Corporation
4.70%, 05/01/25	380,000	424,368
Marriott International, Inc.
2.85%, 04/15/31	75,000	76,021
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 144A	45,000	45,619
Marvell Technology, Inc.
2.45%, 04/15/28 144A	70,000	71,359
2.95%, 04/15/31 144A	60,000	61,721
Masco Corporation
7.75%, 08/01/29	62,000	83,655
6.50%, 08/15/32	27,000	35,757
Match Group Holdings II LLC
5.00%, 12/15/27 144A	560,000	586,866
MBIA Insurance Corporation
11.39%, 01/15/33 144A #	215,000	24,188
McDonald’s Corporation
4.20%, 04/01/50	300,000	358,159
Microchip Technology, Inc.
0.98%, 09/01/24 144A	105,000	104,904
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	375,000	408,266
MMS U.S.A. Holdings, Inc.
1.75%, 06/13/31(E) Δ	500,000	631,656
Morgan Stanley
4.10%, 05/22/23	190,000	200,670
	Par	Value
(Variable, U.S. SOFR + 0.51%), 0.79%, 01/22/25^	$510,000	$510,080
6.25%, 08/09/26	205,000	249,690
4.35%, 09/08/26	475,000	536,502
3.63%, 01/20/27	250,000	275,743
3.95%, 04/23/27	65,000	72,337
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	315,000	324,985
(Variable, U.S. SOFR + 4.84%), 5.60%, 03/24/51^	230,000	341,497
MPLX LP
4.50%, 07/15/23	20,000	21,180
4.88%, 06/01/25	40,000	44,720
4.70%, 04/15/48	280,000	323,893
MPT Operating Partnership LP REIT
2.55%, 12/05/23(U)	350,000	484,463
4.63%, 08/01/29Δ	240,000	257,820
3.50%, 03/15/31	1,000,000	1,021,250
MSCI, Inc.
3.25%, 08/15/33 144A Δ	35,000	35,445
Murphy Oil U.S.A., Inc.
3.75%, 02/15/31 144A Δ	25,000	25,188
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	818,421
Mylan, Inc.
4.55%, 04/15/28	225,000	256,964
Navient Corporation
6.75%, 06/15/26	150,000	165,732
5.00%, 03/15/27	5,000	5,156
5.63%, 08/01/33	10,000	9,529
NCL Corporation, Ltd.
5.88%, 03/15/26 144A	65,000	66,712
NCL Finance, Ltd.
6.13%, 03/15/28 144A Δ	25,000	25,980
Netflix, Inc.
4.88%, 04/15/28	20,000	23,075
5.88%, 11/15/28	60,000	73,599
6.38%, 05/15/29	75,000	94,969
5.38%, 11/15/29 144A	5,000	6,063
4.88%, 06/15/30 144A	105,000	123,769
Newell Brands, Inc.
4.35%, 04/01/23	320,000	333,619
NGPL PipeCo LLC
7.77%, 12/15/37 144A	200,000	287,172
NVIDIA Corporation
3.70%, 04/01/60	280,000	327,083
Occidental Petroleum Corporation
3.20%, 08/15/26	275,000	281,105
3.50%, 08/15/29	280,000	285,144
4.50%, 07/15/44	110,000	110,721
OneMain Finance Corporation
6.88%, 03/15/25	125,000	140,625
ONEOK Partners LP
4.90%, 03/15/25	35,000	38,842
6.20%, 09/15/43	15,000	19,505
Open Text Holdings, Inc.
4.13%, 02/15/30 144A	300,000	308,625

	Par	Value
Oracle Corporation
4.00%, 07/15/46	$205,000	$217,542
Ovintiv, Inc.
8.13%, 09/15/30	15,000	20,663
7.20%, 11/01/31	5,000	6,717
7.38%, 11/01/31	5,000	6,792
6.50%, 08/15/34	10,000	13,503
6.63%, 08/15/37	30,000	41,225
6.50%, 02/01/38Δ	5,000	6,892
Owens Corning
7.00%, 12/01/36	523,000	754,718
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/25 144A Δ	265,000	283,796
Owl Rock Capital Corporation
4.25%, 01/15/26	265,000	284,593
2.88%, 06/11/28	120,000	119,865
Owl Rock Technology Finance Corporation
4.75%, 12/15/25 144A	265,000	289,844
Pacific Gas and Electric Co.
3.25%, 06/01/31	160,000	159,615
3.30%, 08/01/40	120,000	110,909
4.30%, 03/15/45	250,000	247,213
Palo Alto Networks, Inc.
0.38%, 06/01/25 CONV	190,000	314,654
Peloton Interactive, Inc.
0.64%, 02/15/26 144A Ω CONV	60,000	53,117
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	518,582
PepsiCo, Inc.
3.63%, 03/19/50	190,000	219,165
Pilgrim's Pride Corporation
3.50%, 03/01/32 144A Δ	115,000	117,084
Plains All American Pipeline LP
4.65%, 10/15/25	230,000	255,002
3.55%, 12/15/29	525,000	552,688
PLT VII Finance S.a.r.l.
4.63%, 01/05/26(E)	265,000	316,523
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A Δ	610,000	651,358
PulteGroup, Inc.
6.00%, 02/15/35	95,000	123,006
Radiology Partners, Inc.
9.25%, 02/01/28 144A	440,000	473,904
Range Resources Corporation
5.00%, 03/15/23	53,000	55,054
4.88%, 05/15/25	120,000	126,846
Rocket Mortgage LLC
2.88%, 10/15/26 144A	230,000	225,043
5.25%, 01/15/28 144A	90,000	97,088
3.63%, 03/01/29 144A	130,000	131,625
3.88%, 03/01/31 144A	320,000	323,200
4.00%, 10/15/33 144A	155,000	154,031
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/26 144A	10,000	9,808
5.50%, 04/01/28 144A	130,000	133,156
	Par	Value
Sasol Financing U.S.A. LLC
5.50%, 03/18/31	$1,470,000	$1,507,485
SBA Communications Corporation REIT
3.13%, 02/01/29 144A	155,000	149,963
Sensata Technologies, Inc.
4.38%, 02/15/30 144A	720,000	776,005
Skyworks Solutions, Inc.
1.80%, 06/01/26	15,000	15,208
Southern Co. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 4.00%, 01/15/51^	200,000	211,914
Southern Copper Corporation
5.25%, 11/08/42	870,000	1,082,062
Southwest Airlines Co.
1.25%, 05/01/25 CONV	140,000	209,650
Southwestern Energy Co.
6.45%, 01/23/25	78,000	85,981
Spectrum Brands, Inc.
5.75%, 07/15/25	35,000	35,919
5.00%, 10/01/29 144A Δ	90,000	96,948
Splunk, Inc.
1.13%, 06/15/27 CONV	65,000	64,066
Sprint Capital Corporation
8.75%, 03/15/32	550,000	822,310
Sprint Corporation
7.88%, 09/15/23	490,000	548,114
Square, Inc.
3.50%, 06/01/31 144A	65,000	66,754
SYNNEX Corporation
1.75%, 08/09/26 144A	135,000	133,635
Sysco Corporation
6.60%, 04/01/50	177,000	278,942
Targa Resources Partners LP
5.88%, 04/15/26	620,000	648,287
5.38%, 02/01/27	40,000	41,498
5.50%, 03/01/30	280,000	306,512
4.00%, 01/15/32 144A	35,000	36,215
Teladoc Health, Inc.
1.25%, 06/01/27 CONV	175,000	176,651
Tenet Healthcare Corporation
6.88%, 11/15/31	160,000	183,874
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 144A	340,000	351,840
Terminix Co. LLC (The)
7.45%, 08/15/27	120,000	145,708
Time Warner Cable LLC
5.50%, 09/01/41	35,000	42,962
4.50%, 09/15/42	55,000	60,289
T-Mobile U.S.A., Inc.
3.38%, 04/15/29	285,000	297,682
3.88%, 04/15/30	675,000	745,669
3.50%, 04/15/31Δ	145,000	153,103
4.38%, 04/15/40	100,000	115,335
4.50%, 04/15/50	360,000	420,394
TopBuild Corporation
4.13%, 02/15/32 144A	45,000	45,563

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Toyota Motor Credit Corporation
0.50%, 06/18/24	$595,000	$592,335
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	320,000	342,295
4.45%, 08/01/42	750,000	881,347
TransDigm, Inc.
4.63%, 01/15/29Δ	35,000	35,000
Travel + Leisure Co.
6.63%, 07/31/26 144A	10,000	11,400
6.00%, 04/01/27	10,000	11,101
4.63%, 03/01/30 144A Δ	75,000	77,195
TriNet Group, Inc.
3.50%, 03/01/29 144A	95,000	95,356
Twitter, Inc.
0.00%, 03/15/26 144A Ω CONV	85,000	79,334
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%, 10/01/24	75,153	79,181
U.S. Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	67,055	67,328
UAL Pass-Through Trust, Series 2007-1
6.64%, 07/02/22	43,132	44,484
Uber Technologies, Inc.
7.50%, 09/15/27 144A	260,000	284,212
6.25%, 01/15/28 144A Δ	120,000	128,850
4.50%, 08/15/29 144A Δ	345,000	348,019
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26	80,314	84,934
United Airlines Pass-Through Trust, Series 2016-2, Class B
3.65%, 10/07/25	65,741	65,604
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	347,803	389,915
United Airlines, Inc.
4.38%, 04/15/26 144A	25,000	25,688
4.63%, 04/15/29 144A	35,000	36,215
United Rentals North America, Inc.
5.25%, 01/15/30Δ	410,000	449,462
Verizon Communications, Inc.
1.13%, 11/03/28(U)	290,000	375,623
2.36%, 03/15/32 144A	940,000	930,164
0.75%, 03/22/32(E) Δ	185,000	212,153
3.40%, 03/22/41	620,000	648,088
2.85%, 09/03/41	45,000	43,991
4.00%, 03/22/50	720,000	819,301
3.55%, 03/22/51	150,000	158,391
3.70%, 03/22/61	350,000	370,383
Viatris, Inc.
4.00%, 06/22/50 144A	100,000	106,505
Viking Cruises, Ltd.
5.88%, 09/15/27 144A	90,000	87,240
Viking Ocean Cruises Ship VII, Ltd.
5.63%, 02/15/29 144A	900,000	901,588
	Par	Value
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	$280,000	$276,653
Wells Fargo & Co.
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25ρ ^	170,000	189,892
1.00%, 02/02/27(E)	400,000	479,751
(Variable, U.S. SOFR + 1.26%), 2.57%, 02/11/31^	230,000	235,136
(Variable, U.S. SOFR + 2.53%), 3.07%, 04/30/41^	220,000	226,284
(Variable, U.S. SOFR + 4.50%), 5.01%, 04/04/51^	840,000	1,128,945
Western Midstream Operating LP
4.35%, 02/01/25Δ	850,000	897,991
WestRock MWV LLC
8.20%, 01/15/30	75,000	105,213
7.95%, 02/15/31	25,000	35,613
Weyerhaeuser Co. REIT
8.50%, 01/15/25	205,000	252,077
6.95%, 10/01/27	30,000	38,401
7.38%, 03/15/32	190,000	270,816
6.88%, 12/15/33	250,000	345,700
Williams Cos., Inc. (The)
7.50%, 01/15/31	40,000	55,767
5.75%, 06/24/44	320,000	422,204
Yum! Brands, Inc.
4.63%, 01/31/32	195,000	208,406
Total Corporate Bonds (Cost $117,101,483)		126,199,422
FOREIGN BONDS — 38.3%
Angola — 0.1%
Angolan Government International Bond
9.50%, 11/12/25	200,000	220,754
9.38%, 05/08/48	200,000	207,056
		427,810
Argentina — 0.3%
Argentine Republic Government International Bond
1.00%, 07/09/29	136,957	52,388
(Step to 0.75% on 07/09/23), 0.50%, 07/09/30 STEP	828,157	305,772
(Step to 1.50% on 07/09/22), 1.13%, 07/09/35 STEP	1,625,941	535,845
Pampa Energia SA
7.50%, 01/24/27 144A	750,000	692,625
Provincia de Buenos Aires
(Step to 5.25% on 09/01/22), 3.90%, 09/01/37 144A STEP	623,391	286,043
		1,872,673
Australia — 0.2%
Australia Government Bond
1.75%, 06/21/51(A)	2,000,000	1,256,169
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/31 144A Δ	100,000	103,460
		1,359,629

	Par	Value
Austria — 0.4%
Suzano Austria GmbH
5.75%, 07/14/26 144A	$370,000	$429,015
5.00%, 01/15/30	730,000	810,117
3.75%, 01/15/31	1,450,000	1,491,325
		2,730,457
Azerbaijan — 0.1%
Southern Gas Corridor CJSC
6.88%, 03/24/26	510,000	602,198
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30	200,000	247,055
		849,253
Belgium — 0.2%
Elia Transmission Belgium SA
0.88%, 04/28/30(E)	500,000	597,016
House of Finance NV (The)
4.38%, 07/15/26(E)	150,000	178,696
Kingdom of Belgium Government Bond
3.75%, 06/22/45(E)	18,000	34,438
1.60%, 06/22/47(E) 144A	40,400	55,065
1.70%, 06/22/50(E) 144A	34,000	47,391
Ontex Group NV
3.50%, 07/15/26(E)	300,000	347,479
		1,260,085
Bermuda — 0.1%
Bermuda Government International Bond
3.72%, 01/25/27	200,000	220,002
4.75%, 02/15/29	200,000	232,710
		452,712
Brazil — 1.9%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	140,000	150,408
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/23(B)	9,213,000	1,703,234
10.00%, 01/01/25(B)	17,777,000	3,250,427
10.00%, 01/01/27(B)	8,227,000	1,477,530
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,630,000	497,144
3.88%, 06/12/30	200,000	194,240
5.63%, 01/07/41	230,000	233,153
Itau Unibanco Holding SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22 144A ρ ^	760,000	767,665
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22ρ ^	1,110,000	1,121,194
Ultrapar International SA
5.25%, 10/06/26 144A	1,300,000	1,415,375
	Par	Value
Vale Overseas, Ltd.
6.88%, 11/21/36	$900,000	$1,200,375
		12,010,745
Canada — 1.1%
1011778 BC ULC
3.88%, 01/15/28 144A	720,000	727,992
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	459,006	496,578
Canadian Government Bond
1.00%, 06/01/27(C)	3,265,000	2,555,779
Clarios Global LP
4.38%, 05/15/26(E)	291,000	349,248
Element Fleet Management Corporation
1.60%, 04/06/24 144A Δ	25,000	25,370
First Quantum Minerals, Ltd.
6.50%, 03/01/24 144A	300,000	304,125
7.50%, 04/01/25 144A	350,000	359,478
6.88%, 10/15/27 144A	200,000	211,768
Glencore Finance Canada, Ltd.
6.00%, 11/15/41	340,000	449,353
MEG Energy Corporation
7.13%, 02/01/27 144A Δ	1,310,000	1,377,072
Open Text Corporation
3.88%, 02/15/28 144A	190,000	194,038
		7,050,801
Chile — 0.0%
Corporation Nacional del Cobre de Chile
3.63%, 08/01/27 144A	220,000	236,125
China — 5.2%
Avolon Holdings Funding, Ltd.
4.25%, 04/15/26 144A	680,000	731,708
China Government Bond
2.20%, 07/27/25(Y)	49,500,000	7,606,999
3.85%, 12/12/26(Y)	26,000,000	4,290,316
3.48%, 06/29/27(Y)	47,500,000	7,693,836
4.15%, 12/04/27(Y)	19,000,000	3,206,186
3.60%, 06/27/28(Y)	2,000,000	328,663
4.29%, 05/22/29(Y)	24,000,000	4,147,700
3.60%, 05/21/30(Y)	10,000,000	1,666,530
3.95%, 06/29/43(Y)	6,000,000	1,066,534
4.10%, 05/21/45(Y)	1,500,000	271,439
China Minmetals Corporation
(Variable, 4.72% - U.S. Treasury Yield Curve Rate CMT 5Y), 3.75%, 11/13/22ρ ^	250,000	255,312
Dianjian International Finance, Ltd.
(Variable, 6.93% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.60%, 03/13/23ρ ^	200,000	206,997
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	15,000	15,541
4.50%, 03/15/23 144A	190,000	198,585
5.50%, 02/15/24 144A	830,000	905,969

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Sinopec Group Overseas Development 2015, Ltd.
3.25%, 04/28/25	$250,000	$265,935
		32,858,250
Colombia — 0.7%
Colombia Government International Bond
3.00%, 01/30/30Δ	315,000	298,278
6.13%, 01/18/41	100,000	110,146
5.63%, 02/26/44	3,170,000	3,315,471
5.00%, 06/15/45	200,000	195,678
Ecopetrol SA
5.88%, 09/18/23	140,000	150,955
Millicom International Cellular SA
5.13%, 01/15/28 144A	540,000	562,005
		4,632,533
Costa Rica — 0.1%
Costa Rica Government International Bond
7.16%, 03/12/45Δ	340,000	341,275
Croatia — 0.0%
Croatia Government International Bond
1.50%, 06/17/31(E)	200,000	242,767
Cyprus — 0.0%
Cyprus Government International Bond
0.00%, 02/09/26(E)	34,000	39,642
Czech Republic — 0.1%
Czech Republic Government Bond
0.95%, 05/15/30	17,870,000	747,662
Denmark — 0.0%
DKT Finance ApS
7.00%, 06/17/23(E) Δ	204,000	241,109
Dominican Republic — 0.1%
Dominican Republic International Bond
6.00%, 07/19/28	300,000	339,753
6.85%, 01/27/45	220,000	246,127
		585,880
Ecuador — 0.1%
Ecuador Government International Bond
4.72%, 07/31/30Ω	16,866	9,045
(Step to 5.50% on 07/31/22), 5.00%, 07/31/30 STEP	69,140	58,078
(Step to 2.50% on 07/31/22), 1.00%, 07/31/35 STEP	318,778	211,592
(Step to 1.50% on 07/31/22), 0.50%, 07/31/40 STEP	59,020	34,343
		313,058
Egypt — 0.3%
Egypt Government International Bond
7.60%, 03/01/29	400,000	415,624
	Par	Value
6.38%, 04/11/31(E)	$1,200,000	$1,367,001
7.90%, 02/21/48	200,000	183,250
		1,965,875
El Salvador — 0.0%
El Salvador Government International Bond
7.12%, 01/20/50	150,000	103,876
France — 1.6%
Accor SA
(Variable, 3.25% - EUR Swap Rate 5Y), 2.63%, 01/30/25(E) ρ ^	400,000	447,413
Altice France SA
7.38%, 05/01/26 144A	390,000	405,152
3.38%, 01/15/28(E)	500,000	558,709
Banijay Group SAS
6.50%, 03/01/26(E)	222,000	268,970
BNP Paribas SA
(Variable, USD Swap 5Y + 5.15%), 7.38%, 08/19/25 144A ρ Δ ^	740,000	858,914
(Variable, Euribor 3M + 1.80%), 2.13%, 01/23/27(E) ^	300,000	374,489
(Variable, U.S. SOFR + 0.91%), 1.68%, 06/30/27 144A ^	210,000	209,161
(Variable, USD Swap 5Y + 3.98%), 7.00%, 08/16/28 144A ρ ^	300,000	358,445
(Variable, U.S. SOFR + 1.51%), 3.05%, 01/13/31 144A ^	625,000	655,100
Constellium SE
4.25%, 02/15/26(E)	285,000	334,926
Electricite de France SA
(Variable, GBP Swap Rate 13Y + 3.96%), 6.00%, 01/29/26(U) ρ ^	700,000	1,043,964
Faurecia SE
2.38%, 06/15/27(E)	365,000	425,958
French Republic Government Bond OAT
2.10%, 07/25/23(E) 144A	215,809	312,886
0.10%, 03/01/25(E)	150,000	196,391
1.00%, 05/25/27(E)	27,925	34,810
0.10%, 03/01/28(E)	178,756	244,396
1.50%, 05/25/31(E)	136,073	179,075
0.00%, 11/25/31(E)	158,000	180,156
0.10%, 03/01/32(E)	49,600	67,952
Kapla Holding SAS
3.38%, 12/15/26(E)	200,000	233,088
La Financiere Atalian SASU
4.00%, 05/15/24(E)	200,000	228,105
Loxam SAS
3.75%, 07/15/26(E)	650,000	771,374
5.75%, 07/15/27(E)	530,000	641,865
Orange SA
0.50%, 09/04/32(E)	400,000	458,945

	Par	Value
Paprec Holding SA
4.00%, 03/31/25(E)	$255,000	$301,427
		9,791,671
Germany — 2.8%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 3.20%, 10/30/27 144A ρ ^	3,200,000	3,112,000
APCOA Parking Holdings GmbH
4.63%, 01/15/27(E) 144A	100,000	117,385
Bundesrepublik Deutschland Bundesanleihe
1.00%, 08/15/24(E)	780,000	948,354
0.00%, 02/15/31(E)	5,423,255	6,423,486
Bundesschatzanweisungen
0.00%, 12/15/22(E)	1,350,000	1,577,221
CeramTec BondCo GmbH
5.25%, 12/15/25(E)	300,000	355,515
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(E) 144A	680,000	820,682
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/33(E)	15,000	22,235
0.10%, 04/15/46(E)	3,700	7,106
EnBW Energie Baden-Wuerttemberg AG
(Variable, 3.63% - EUR Swap Rate 5Y), 3.38%, 04/05/77(E) ^	135,000	157,907
IHO Verwaltungs GmbH
PIK 4.63%, 3.88%, 05/15/27(E)	215,000	256,041
Infineon Technologies AG
(Variable, 4.00% - EUR Swap Rate 5Y), 3.63%, 01/01/28(E) ρ ^	100,000	128,276
Kreditanstalt fuer Wiederaufbau
0.00%, 09/15/31(E)	33,000	38,147
Renk AG
5.75%, 07/15/25(E) 144A	210,000	253,470
Schenck Process Holding GmbH
5.38%, 06/15/23(E) 144A	340,000	397,480
5.38%, 06/15/23(E)	200,000	233,812
SGL Carbon SE
4.63%, 09/30/24(E)	480,000	567,776
TK Elevator Holdco GmbH
6.63%, 07/15/28(E)	238,500	294,022
6.63%, 07/15/28(E) 144A	243,000	299,569
TK Elevator Midco GmbH
4.38%, 07/15/27(E) 144A	350,000	424,175
TUI Cruises GmbH
6.50%, 05/15/26(E) 144A	120,000	143,624
Volkswagen Bank GmbH
1.25%, 12/15/25(E)	782,000	944,585
		17,522,868
	Par	Value
Ghana — 0.3%
Ghana Government International Bond
7.63%, 05/16/29 144A	$640,000	$609,709
7.63%, 05/16/29	200,000	190,534
10.75%, 10/14/30	200,000	242,110
10.75%, 10/14/30 144A	340,000	411,587
7.88%, 02/11/35	200,000	180,488
		1,634,428
Hungary — 0.0%
Hungary Government International Bond
1.75%, 06/05/35(E)	19,000	23,153
India — 0.0%
Indian Railway Finance Corporation, Ltd.
2.80%, 02/10/31 144A	200,000	193,532
Indonesia — 2.7%
Indonesia Government International Bond
0.90%, 02/14/27(E)	120,000	140,496
1.40%, 10/30/31(E)	100,000	117,596
5.25%, 01/17/42 144A	1,940,000	2,364,070
5.25%, 01/17/42	630,000	767,714
4.20%, 10/15/50	3,480,000	3,863,042
Indonesia Treasury Bond
7.00%, 05/15/27(I)	48,282,000,000	3,619,674
8.25%, 05/15/29(I)	76,029,000,000	5,994,671
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/28Δ	200,000	232,750
		17,100,013
Ireland — 0.5%
AerCap Ireland Capital DAC
4.50%, 09/15/23	220,000	234,465
4.45%, 10/01/25	400,000	437,458
1.75%, 01/30/26	540,000	534,744
Ardagh Packaging Finance PLC
5.25%, 08/15/27 144A	300,000	305,812
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	246,000	266,765
4.42%, 11/15/35	829,000	995,686
Ireland Government Bond
0.20%, 10/18/30(E)	20,000	23,430
0.55%, 04/22/41(E)	36,000	40,863
Motion Bondco DAC
4.50%, 11/15/27(E)	330,000	367,349
		3,206,572
Israel — 0.1%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A Δ	65,000	66,719

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.88%, 03/30/31 144A	$90,000	$92,642
Israel Government International Bond
3.38%, 01/15/50	200,000	212,581
Summit Properties, Ltd.
2.00%, 01/31/25(E)	265,000	304,293
		676,235
Italy — 2.2%
Autostrade per l'Italia SpA
1.88%, 09/26/29(E)	487,000	590,054
Centurion Bidco SpA
5.88%, 09/30/26(E)	230,000	279,491
doValue SpA
5.00%, 08/04/25(E)	320,000	388,279
Guala Closures SpA
3.25%, 06/15/28(E)	100,000	116,207
International Design Group SpA
(Floating, 4.25% - Euribor 3M), 4.25%, 05/15/26(E) 144A †	250,000	291,450
Italy Buoni Poliennali Del Tesoro
0.40%, 04/11/24(E) 144A	572,000	701,947
1.45%, 05/15/25(E)	81,000	99,134
1.40%, 05/26/25(E) 144A	104,000	133,359
1.60%, 06/01/26(E)	87,000	107,890
3.10%, 09/15/26(E) 144A	19,000	30,999
2.05%, 08/01/27(E)	4,240,000	5,411,361
1.35%, 04/01/30(E)	2,088,000	2,551,604
0.40%, 05/15/30(E) 144A	50,000	66,398
0.60%, 08/01/31(E) 144A	1,301,000	1,471,471
0.95%, 12/01/31(E) 144A	55,000	63,974
1.50%, 04/30/45(E) 144A	7,000	7,898
Mooney Group SpA
(Floating, 3.88% - Euribor 3M), 3.88%, 12/17/26(E) †	300,000	348,634
Telecom Italia Capital SA
6.38%, 11/15/33	255,000	297,062
Telecom Italia SpA
5.30%, 05/30/24 144A	340,000	366,724
3.63%, 05/25/26(E)	255,000	326,829
		13,650,765
Ivory Coast — 0.3%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	460,000	554,153
5.88%, 10/17/31(E)	200,000	242,220
4.88%, 01/30/32(E) 144A	340,000	384,624
4.88%, 01/30/32(E)	210,000	237,562
5.75%, 12/31/32 144A STEP	334,153	335,406
		1,753,965
Japan — 0.3%
Japan Government Ten Year Bond
0.10%, 12/20/28(J)	140,000,000	1,269,973
Japan Government Thirty Year Bond
0.70%, 12/20/48(J)	30,000,000	275,200
SoftBank Group Corporation
5.00%, 04/15/28(E)	245,000	298,201
		1,843,374
	Par	Value
Jersey — 0.1%
Avis Budget Finance PLC
4.75%, 01/30/26(E)	$100,000	$118,533
CPUK Finance, Ltd.
6.50%, 08/28/26(U)	100,000	142,319
		260,852
Kazakhstan — 0.3%
Kazakhstan Government International Bond
2.38%, 11/09/28(E)	300,000	387,499
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	591,210
5.38%, 04/24/30	300,000	354,726
KazTransGas JSC
4.38%, 09/26/27 144A Δ	630,000	695,627
		2,029,062
Luxembourg — 0.5%
Altice Finco SA
4.75%, 01/15/28(E)	679,000	749,908
Altice France Holding SA
8.00%, 05/15/27(E)	300,000	370,571
ARD Finance SA
Cash Coupon 5.00% or PIK 5.75%, 5.00%, 06/30/27(E)	1,050,000	1,265,791
Vivion Investments S.a.r.l.
3.00%, 08/08/24(E) Δ	300,000	339,843
3.50%, 11/01/25(E)	200,000	230,240
		2,956,353
Mexico — 2.9%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.04%), 6.88%, 07/06/22 144A ρ ^	260,000	266,634
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 06/27/29 144A ρ ^	1,125,000	1,255,950
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25 144A	580,000	648,991
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A ^	630,000	657,654
Cemex SAB de CV
3.88%, 07/11/31 144A	400,000	400,740
Mexican Bonos
8.00%, 12/07/23(M)	5,818,600	291,831
7.50%, 06/03/27(M)	151,900,000	7,482,806
7.75%, 11/13/42(M)	76,750,000	3,682,971
Mexico Government International Bond
2.88%, 04/08/39(E)	700,000	830,305
5.75%, 10/12/10«	320,000	365,222

	Par	Value
Orbia Advance Corp SAB de CV
5.88%, 09/17/44 144A	$1,100,000	$1,363,890
Orbia Advance Corporation SAB de CV
2.88%, 05/11/31 144A	200,000	201,500
Petroleos Mexicanos
4.75%, 02/26/29(E)	400,000	459,740
5.95%, 01/28/31	140,000	135,902
7.69%, 01/23/50	390,000	369,823
		18,413,959
Mongolia — 0.0%
Mongolia Government International Bond
8.75%, 03/09/24	200,000	227,262
Morocco & Antilles — 0.1%
OCP SA
5.63%, 04/25/24 144A	350,000	380,477
4.50%, 10/22/25 144A	320,000	344,466
		724,943
Netherlands — 2.3%
Abertis Infraestructuras Finance BV
(Variable, 3.69% - EUR Swap Rate 5Y), 3.25%, 11/24/25(E) ρ ^	100,000	119,075
ABN AMRO Bank NV
7.13%, 07/06/22(E)	540,000	659,937
Cooperatieve Rabobank UA
5.75%, 12/01/43	630,000	884,142
Dufry One BV
2.00%, 02/15/27(E)	345,000	381,848
E.ON International Finance BV
6.38%, 06/07/32(U) Δ	155,000	290,791
Embraer Netherlands Finance BV
5.40%, 02/01/27	130,000	138,451
Equate Petrochemical BV
4.25%, 11/03/26 144A	380,000	419,167
IPD 3 BV
5.50%, 12/01/25(E) 144A	560,000	679,735
5.50%, 12/01/25(E)	417,000	506,160
Lincoln Financing S.a.r.l.
3.63%, 04/01/24(E)	215,000	251,554
(Floating, 3.88% - Euribor 3M), 3.88%, 04/01/24(E) †	118,000	137,043
Maxeda DIY Holding BV
5.88%, 10/01/26(E)	200,000	237,871
Petrobras Global Finance BV
6.25%, 03/17/24	2,110,000	2,359,518
6.88%, 01/20/40	80,000	91,829
6.90%, 03/19/49	880,000	981,442
Prosus NV
3.83%, 02/08/51	1,020,000	930,221
Repsol International Finance BV
(Variable, EUR Swap Rate 10Y + 4.20%), 4.50%, 03/25/75(E) ^	530,000	669,698
Summer BidCo BV
Cash Coupon 9.00% or PIK 9.75%, 9.00%, 11/15/25(E)	446,767	530,564
	Par	Value
Syngenta Finance NV
4.44%, 04/24/23 144A	$460,000	$480,983
Teva Pharmaceutical Finance Netherlands II BV
4.50%, 03/01/25(E)	635,000	764,974
1.88%, 03/31/27(E)	200,000	217,002
United Group BV
3.13%, 02/15/26(E)	200,000	224,598
UPC Holding BV
5.50%, 01/15/28 144A	310,000	324,872
3.88%, 06/15/29(E)	300,000	357,525
Volkswagen International Finance NV
(Variable, 3.96% - EUR Swap Rate 9Y), 3.88%, 06/17/29(E) ρ ^	300,000	386,098
Wintershall Dea Finance 2 BV
(Variable, 3.32% - EUR Swap Rate 5Y), 3.00%, 07/20/28(E) ρ ^	200,000	229,994
ZF Europe Finance BV
3.00%, 10/23/29(E)	700,000	845,247
Ziggo BV
4.25%, 01/15/27(E)	320,800	382,573
		14,482,912
Nigeria — 0.3%
Nigeria Government International Bond
7.14%, 02/23/30 144A	440,000	449,784
7.88%, 02/16/32	200,000	208,469
7.63%, 11/28/47 144A	940,000	908,914
		1,567,167
Norway — 0.2%
Adevinta ASA
3.00%, 11/15/27(E) 144A	540,000	644,417
3.00%, 11/15/27(E)	150,000	179,005
Aker BP ASA
3.75%, 01/15/30 144A	150,000	160,686
4.00%, 01/15/31 144A	150,000	163,260
		1,147,368
Oman — 0.1%
Oman Government International Bond
6.00%, 08/01/29	200,000	210,866
6.75%, 01/17/48	200,000	198,547
		409,413
Panama — 0.4%
Panama Government International Bond
3.75%, 03/16/25	860,000	924,242
6.70%, 01/26/36	202,000	269,344
4.50%, 04/01/56	1,140,000	1,244,538
		2,438,124
Paraguay — 0.0%
Paraguay Government International Bond
6.10%, 08/11/44	200,000	244,502

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Peru — 0.8%
Peruvian Government International Bond
2.39%, 01/23/26	$1,370,000	$1,400,578
1.25%, 03/11/33(E)	200,000	224,106
6.55%, 03/14/37	640,000	865,514
Petroleos del Peru SA
5.63%, 06/19/47 144A	750,000	750,442
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	1,670,000	1,813,603
Volcan Cia Minera SAA, Class B
4.38%, 02/11/26 144A	20,000	19,498
		5,073,741
Philippines — 0.0%
Philippine Government International Bond
1.75%, 04/28/41(E) Δ	100,000	115,939
Poland — 0.4%
Republic of Poland Government Bond
2.75%, 04/25/28(P)	5,370,000	1,438,549
1.25%, 10/25/30(P)	3,060,000	719,020
		2,157,569
Qatar — 0.1%
Qatar Government International Bond
4.82%, 03/14/49	200,000	257,727
Romania — 0.3%
RCS & RDS SA
3.25%, 02/05/28(E)	200,000	232,089
Romanian Government International Bond
3.62%, 05/26/30(E)	42,000	54,855
1.75%, 07/13/30(E)	41,000	46,522
2.00%, 04/14/33(E) 144A	560,000	620,167
3.88%, 10/29/35(E)	248,000	322,731
2.88%, 04/13/42(E)	18,000	19,535
4.63%, 04/03/49(E)	100,000	135,836
3.38%, 01/28/50(E)	84,000	95,965
		1,527,700
Russia — 1.5%
Russian Federal Bond - OFZ
7.05%, 01/19/28(Q)	423,153,000	5,789,406
7.25%, 05/10/34(Q)	262,547,000	3,576,298
Russian Foreign Bond - Eurobond
5.10%, 03/28/35	200,000	239,822
		9,605,526
Senegal — 0.0%
Senegal Government International Bond
4.75%, 03/13/28(E)	100,000	120,812
Serbia — 0.0%
Serbia International Bond
1.50%, 06/26/29(E)	190,000	217,743
Slovakia — 0.0%
Slovakia Government Bond
0.38%, 04/21/36(E)	18,400	21,121
	Par	Value
South Africa — 1.2%
Republic of South Africa Government Bond
6.25%, 03/31/36(S)	$2,140,000	$98,387
6.50%, 02/28/41(S)	56,596,000	2,457,395
Republic of South Africa Government International Bond
4.88%, 04/14/26	200,000	214,272
4.85%, 09/27/27	200,000	210,000
4.85%, 09/30/29	2,190,000	2,256,547
5.88%, 06/22/30Δ	200,000	221,144
5.75%, 09/30/49	2,420,000	2,311,632
		7,769,377
South Korea — 0.1%
Export-Import Bank of Korea
6.75%, 08/09/22(I)	4,500,000	61,764
4.89%, 08/09/23 144A †††	24,800,000	333,074
		394,838
Spain — 0.6%
Banco Santander SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 0.70%, 06/30/24^	200,000	200,422
Iberdrola Finanzas SA
7.38%, 01/29/24(U)	100,000	154,812
Spain Government Bond
0.80%, 07/30/27(E) 144A	26,000	31,695
1.40%, 07/30/28(E) 144A	73,000	92,592
0.50%, 10/31/31(E) 144A	1,307,000	1,520,696
1.00%, 07/30/42(E) 144A	58,000	66,307
Spain Government Inflation Linked Bond
0.65%, 11/30/27(E) 144A	580,000	829,712
Tendam Brands SAU
5.00%, 09/15/24(E) 144A	510,000	586,610
(Floating, 5.25% - Euribor 3M), 5.25%, 09/15/24(E) 144A †	160,000	184,940
(Floating, 5.25% - Euribor 3M), 5.25%, 09/15/24(E) †	160,000	184,940
		3,852,726
Sri Lanka — 0.1%
Sri Lanka Government International Bond
6.85%, 11/03/25	200,000	126,188
6.75%, 04/18/28	500,000	306,470
		432,658
Supranational — 0.1%
Banque Ouest Africaine de Developpement
5.00%, 07/27/27	200,000	224,707
European Union
0.00%, 07/06/26(E)	68,000	80,299
0.00%, 10/04/28(E)	46,000	54,037
0.00%, 04/22/31(E)	32,000	37,071

	Par	Value
International Finance Corporation
5.85%, 11/25/22(I)	$5,190,000	$70,815
		466,929
Sweden — 0.2%
Intrum AB
3.50%, 07/15/26(E)	325,000	385,440
Samhallsbyggnadsbolaget i Norden AB
(Variable, 2.81% - EUR Swap Rate 5Y), 2.62%, 01/30/25(E) ρ ^	321,000	373,646
Unilabs Subholding AB
5.75%, 05/15/25(E)	299,000	351,683
Verisure Midholding AB
5.25%, 02/15/29(E) 144A	240,000	285,832
		1,396,601
Switzerland — 0.7%
Cidron Aida Finco S.a.r.l.
6.25%, 04/01/28(U) 144A	580,000	791,964
Credit Suisse Group AG
(Variable, USD Swap 5Y + 4.60%), 7.50%, 07/17/23 144A ρ ^	330,000	353,677
(Variable, EUR Swap Rate 1Y + 0.75%), 1.25%, 07/17/25(E) ^	500,000	596,108
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	335,000	342,801
UBS Group AG
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ρ ^	1,420,000	1,550,150
(Variable, EUR Swap Rate 1Y + 0.75%), 1.25%, 04/17/25(E) ^	400,000	478,809
		4,113,509
Turkey — 0.6%
Turkey Government International Bond
6.38%, 10/14/25	200,000	205,776
4.75%, 01/26/26	1,320,000	1,277,748
4.88%, 10/09/26	300,000	288,219
6.00%, 03/25/27	1,570,000	1,569,254
4.88%, 04/16/43	500,000	390,225
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23	200,000	205,019
		3,936,241
Ukraine — 0.1%
Ukraine Government International Bond
6.75%, 06/20/26(E)	200,000	252,110
9.75%, 11/01/28	250,000	293,936
7.25%, 03/15/33	200,000	203,155
		749,201
United Arab Emirates — 0.4%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47	200,000	236,731
	Par	Value
DP World Crescent, Ltd.
3.88%, 07/18/29	$200,000	$216,474
DP World, Ltd.
5.63%, 09/25/48 144A	970,000	1,200,375
5.63%, 09/25/48	600,000	742,500
		2,396,080
United Kingdom — 2.1%
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	227,769
3.38%, 03/11/29(U)	250,000	363,961
2.88%, 03/17/31 144A	200,000	200,898
Antofagasta PLC
2.38%, 10/14/30 144A	300,000	289,878
Aviva PLC
(Variable, UK Gilts 5Y + 2.40%), 6.13%, 09/29/22(U) ρ ^	490,000	692,429
Barclays Bank PLC
7.63%, 11/21/22	291,000	312,014
Barclays PLC
(Variable, EUR Swap Rate 1Y + 0.78%), 1.38%, 01/24/26(E) ^	300,000	361,590
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	380,000	399,279
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 03/15/28ρ Δ ^	200,000	200,360
Bellis Finco PLC
4.00%, 02/16/27(U)	213,000	280,988
British Telecommunications PLC
3.25%, 11/08/29 144A	475,000	497,273
Constellation Automotive Financing PLC
4.88%, 07/15/27(U)	100,000	134,006
eG Global Finance PLC
4.38%, 02/07/25(E)	440,000	507,646
HSBC Holdings PLC
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25ρ ^	400,000	437,118
(Variable, USD ICE Swap Rate 5Y + 3.75%), 6.00%, 05/22/27ρ Δ ^	400,000	439,500
Iceland Bondco PLC
4.63%, 03/15/25(U) Δ	230,000	289,600
INEOS Finance PLC
2.88%, 05/01/26(E)	250,000	292,482
INEOS Quattro Finance 1 PLC
3.75%, 07/15/26(E) 144A	110,000	131,172
Jaguar Land Rover Automotive PLC
5.88%, 11/15/24(E)	215,000	266,046
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 06/15/23^	310,000	312,028
Miller Homes Group Holdings PLC
5.50%, 10/15/24(U)	530,000	724,494

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
National Express Group PLC
(Variable, UK Gilts 5Y + 4.14%), 4.25%, 11/26/25(U) ρ ^	$200,000	$279,860
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	154,000	179,732
Natwest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.90%), 1.64%, 06/14/27^	200,000	200,109
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	545,000	579,013
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%), 3.03%, 11/28/35^	200,000	200,438
NGG Finance PLC
(Variable, GBP Swap Rate 12Y + 3.48%), 5.63%, 06/18/73(U) ^	296,000	442,639
Santander UK Group Holdings PLC
(Variable, GBP Swap Rate 5Y + 5.54%), 7.38%, 06/24/22(U) ρ ^	820,000	1,145,283
SSE PLC
1.75%, 04/16/30(E)	350,000	438,147
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	382,062	660,032
United Kingdom Gilt
4.50%, 09/07/34(U)	220,000	414,644
Virgin Media Secured Finance PLC
4.25%, 01/15/30(U) Δ	890,000	1,214,176
Vodafone Group PLC
5.25%, 05/30/48	190,000	246,313
		13,360,917
Total Foreign Bonds (Cost $242,432,717)		240,587,665
LOAN AGREEMENTS — 2.0%
1011778 B.C. Unlimited Liability Company Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.84%, 11/19/26†	454,221	449,488
Allied Universal Holdco LLC Initial U.S. Dollar Term Loan
(Floating, ICE LIBOR USD 3M + 3.75%, 0.50% Floor), 4.25%, 05/12/28†	493,750	494,730
Apollo Commercial Real Estate Finance, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 2.83%, 05/15/26†	496,192	489,369
Asurion LLC New B-7 Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.08%, 11/03/24†	519,266	514,398
Asurion LLC New B-8 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 3.33%, 12/23/26†	158,800	156,644
Asurion LLC Replacement B-6 Term Loan
(Floating, ICE LIBOR USD 1M + 3.13%), 3.21%, 11/03/23†	264,965	263,778
	Par	Value
Bausch Health Companies, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.08%, 06/02/25†	$221,534	$221,506
Berry Global, Inc. Term Z Loan
(Floating, ICE LIBOR USD 2M + 1.75%), 1.86%, 07/01/26†	446,802	444,903
Brookfield WEC Holdings, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 0.50% Floor), 3.25%, 08/01/25†	85,652	85,155
Charter Communications Operating LLC Term B-2 Loan
0.00%, 02/01/27Σ	1,263	1,256
(Floating, ICE LIBOR USD 1M + 1.75%), 1.84%, 02/01/27†	494,940	492,327
Cloudera, Inc. Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 3.25%, 12/22/27†	895,500	895,406
CWGS Group LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 3.25%, 06/03/28†	138,217	137,699
Energizer Holdings, Inc. 2020 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.50% Floor), 2.75%, 12/22/27†	895,500	896,431
Entercom Media Corporation Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 2.59%, 11/18/24†	161,940	159,942
Focus Financial Partners LLC Tranche B-3 Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 2.08%, 07/03/24†	274,329	272,742
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, ICE LIBOR USD 1M + 2.00%), 2.09%, 11/30/23†	225,270	224,848
Froneri International Limited Facility B1
(Floating, ICE EURIBOR USD 3M + 2.38%), 2.38%, 01/29/27†	380,000	431,277
Garda World Security Corporation Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 4.25%), 4.34%, 10/30/26†	405,368	406,534
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.00%), 2.13%, 12/30/26†	177,300	176,413
Global Medical Response, Inc. 2021 Refinancing Term Loan
(Floating, ICE LIBOR USD 3M + 4.75%, 1.00% Floor), 5.75%, 10/02/25†	355,383	357,204

	Par	Value
INEOS Styrolution Group GmbH 2026 Tranche B Euro Term Loan
(Floating, ICE EURIBOR USD 1M + 2.75%), 2.75%, 01/29/26†	$450,000	$518,534
Level 3 Financing, Inc. Tranche B 2027 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.83%, 03/01/27†	574,212	567,904
Mister Car Wash Holdings, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.08%, 05/14/26†	370,269	369,517
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 2.59%, 09/18/26†	103,529	103,562
Option Care Health, Inc. Term B Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 3.83%, 08/06/26†	579,675	580,182
PPD, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.50% Floor), 2.50%, 01/13/28†	497,500	497,294
Prime Security Services Borrower LLC 2021 Refinancing Term B-1 Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 3.50%, 09/23/26†	404,859	404,881
Reynolds Consumer Products LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.83%, 02/04/27†	71,472	71,363
Sedgwick Claims Management Services, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 3.33%, 12/31/25†	254,761	253,030
Trans Union LLC 2019 Replacement Term B-5 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.83%, 11/16/26†	75,891	75,518
U.S. Renal Care, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 5.00%), 5.08%, 06/26/26†	297,721	297,722
UFC Holdings LLC Term B-3 Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 3.50%, 04/29/26†	108,843	108,714
Univision Communications, Inc. 2021 Replacement Converted First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 0.75% Floor), 4.00%, 03/15/26†	531,210	531,281
Virgin Media Bristol LLC N Facility
(Floating, ICE LIBOR USD 1M + 2.50%), 2.58%, 01/31/28†	370,000	367,967
	Par	Value
Whatabrands LLC Initial Term B Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 0.50% Floor), 3.75%, 08/03/28†	$510,000	$510,115
Total Loan Agreements (Cost $12,855,229)		12,829,634
MORTGAGE-BACKED SECURITIES — 5.0%
510 Asset Backed Trust, Series 2021-NPL1, Class A1
(Step to 5.24% on 07/25/24), 2.24%, 06/25/61 144A STEP	113,863	113,959
BANK, Series 2018-BNK15, Class B
4.81%, 11/15/61† γ	260,000	295,417
BANK, Series 2021-BN35, Class AS
2.46%, 06/15/64	85,000	85,947
CAFL Issuer LLC, Series 2021-RTL1, Class A1
(Step to 4.24% on 04/28/25), 2.24%, 03/26/29 144A STEP	105,000	105,712
CF Trust, Series 2019-MF1, Class E
(Floating, ICE LIBOR USD 1M + 2.20%, 3.20% Floor), 3.20%, 08/21/32 144A †	560,000	558,908
CIM Trust, Series 2021-NR2, Class A1
(Step to 5.57% on 04/25/24), 2.57%, 07/25/59 144A STEP	126,684	127,284
COMM Mortgage Trust, Series 2012-CR3, Class AM
3.42%, 10/15/45 144A	20,000	20,067
COMM Mortgage Trust, Series 2012-LC4, Class B
4.93%, 12/10/44	35,000	35,056
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.10%), 2.19%, 10/25/39 144A †	225,360	226,643
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.05%, 2.05% Floor), 2.14%, 01/25/40 144A †	358,014	360,279
Credit Suisse Commercial Mortgage Trust Series, Series 2007-C5, Class AM
5.87%, 09/15/40	303	302
CSMC Trust, Series 2021-RPL1, Class A1
1.67%, 09/27/60 144A † γ	88,011	88,340
CSMC Trust, Series 2021-RPL3, Class M2
3.75%, 01/25/60 144A	100,000	107,971

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CSMC Trust, Series 2021-RPL4, Class A1
1.80%, 12/27/60 144A † γ	$137,512	$138,088
CSMC, Series 2014-USA, Class F
4.37%, 09/15/37 144A	1,610,000	1,266,430
CSMC, Series 2019-RIO, Class B
(Floating, ICE LIBOR USD 1M + 7.00%, 8.00% Floor), 8.00%, 12/15/21 144A †	1,120,000	1,082,974
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2
(Floating, ICE LIBOR USD 1M + 2.85%), 2.94%, 11/25/29†	399,524	410,616
Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.25%, 2.25% Floor), 2.34%, 07/25/30†	1,888,870	1,915,494
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2
(Floating, ICE LIBOR USD 1M + 2.55%, 2.55% Floor), 2.64%, 12/25/30†	1,194,144	1,216,511
Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1B1
(Floating, ICE LIBOR USD 1M + 4.25%, 4.25% Floor), 4.34%, 01/25/31†	270,000	284,887
Federal Home Loan Mortgage Corporation
3.00%, 03/01/50	97,928	103,172
3.50%, 04/01/50	78,680	83,264
3.00%, 07/01/50	111,208	116,783
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1, Class B1
(Floating, ICE LIBOR USD 1M + 2.30%), 2.39%, 01/25/50 144A †	770,000	771,134
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2, Class M2
(Floating, ICE LIBOR USD 1M + 1.85%, 1.85% Floor), 1.94%, 02/25/50 144A †	646,672	652,444
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 2.05%, 12/25/50 144A †	310,000	312,821
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA3, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.50%), 3.55%, 10/25/33 144A †	610,000	640,395
	Par	Value
Federal Home Loan Mortgage Corporation STACR Trust, Series 2018-HQA2, Class M2
(Floating, ICE LIBOR USD 1M + 2.30%), 2.39%, 10/25/48 144A †	$1,110,000	$1,126,204
Federal National Mortgage Association
3.00%, 08/01/46	101,661	107,435
3.00%, 12/01/47	328,209	345,903
3.50%, 08/01/49	177,811	187,800
4.00%, 08/01/49	173,640	186,117
3.50%, 09/01/49	302,121	319,579
4.00%, 10/01/49	247,495	265,269
3.00%, 03/01/50	176,321	186,742
3.00%, 05/01/50	211,276	221,915
3.00%, 07/01/50	59,884	62,965
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class B1
(Floating, ICE LIBOR USD 1M + 4.95%, 4.95% Floor), 5.04%, 07/25/29†	760,000	822,082
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M2
(Floating, ICE LIBOR USD 1M + 2.65%), 2.74%, 12/25/29†	1,127,916	1,154,170
GCAT Trust, Series 2019-RPL1, Class A1
2.65%, 10/25/68 144A	63,373	65,113
Government National Mortgage Association
4.50%, 08/20/48	113,054	121,182
2.50%, 10/01/51 TBA	515,000	531,677
3.00%, 10/01/51 TBA	515,000	538,095
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class C
(Floating, ICE LIBOR USD 1M + 4.00%, 3.75% Floor), 4.08%, 09/15/31 144A †	1,590,000	504,334
GS Mortgage Securities Trust, Series 2014-GC18, Class AS
4.38%, 01/10/47	45,000	47,165
GS Mortgage Securities Trust, Series 2014-GC18, Class B
4.89%, 01/10/47	25,000	24,836
Hawaii Hotel Trust, Series 2019-MAUI, Class F
(Floating, ICE LIBOR USD 1M + 2.75%, 2.75% Floor), 2.83%, 05/15/38 144A †	780,000	779,430
Hilton U.S.A. Trust, Series 2016-HHV, Class D
4.33%, 11/05/38 144A † γ	540,000	577,792
Impac Secured Assets Trust, Series 2006-2, Class 2M3
(Floating, ICE LIBOR USD 1M + 1.65%, 1.65% Floor, 11.50% Cap), 1.74%, 08/25/36†	258,088	262,132

	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ
6.72%, 02/15/51† γ	$2,461	$2,270
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M
(Floating, ICE LIBOR USD 1M + 8.36%, 8.21% Floor), 8.44%, 06/15/35 144A †	1,500,000	180,225
Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2
3.25%, 09/25/59 144A	120,000	128,185
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A
(Floating, ICE LIBOR USD 1M + 2.90%, 2.90% Floor), 3.00%, 02/27/24 144A †	157,524	161,020
PRPM LLC, Series 2021-1, Class A1
2.12%, 01/25/26 144A † γ	107,215	107,519
PRPM LLC, Series 2021-3, Class A1
(Step to 4.87% on 05/25/24), 1.87%, 04/25/26 144A STEP	92,362	92,848
PRPM LLC, Series 2021-5, Class A1
(Step to 4.79% on 07/25/24), 1.79%, 06/25/26 144A STEP	96,532	96,718
PRPM LLC, Series 2021-8, Class A1
1.74%, 09/25/26 144A † γ	100,000	100,684
Radnor RE, Ltd., Series 2021-1, Class M1C
(Floating, U.S. 30-Day Average SOFR + 2.70%, 2.70% Floor), 2.75%, 12/27/33 144A †	440,000	441,037
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	440,000	448,137
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M2
4.00%, 08/25/56 144A	570,000	588,191
Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M
4.25%, 11/25/59 144A	1,170,000	1,226,187
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, ICE LIBOR USD 1M + 2.40%, 2.40% Floor), 2.48%, 05/15/38 144A †	760,000	766,726
Toorak Mortgage Corporation, Ltd., Series 2021-1, Class A1
(Step to 3.24% on 01/25/24), 2.24%, 06/25/24 144A STEP	100,000	100,151
UBS Commercial Mortgage Trust, Series 2017-C3, Class C
4.45%, 08/15/50† γ	410,000	419,739
UBS Commercial Mortgage Trust, Series 2018-C13, Class B
4.79%, 10/15/51	270,000	302,355
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC
4.97%, 05/10/63 144A † γ	123,000	115,848
Uniform Mortgage Backed Securities
2.00%, 10/01/36 TBA	735,000	757,021
	Par	Value
2.00%, 10/01/50 TBA	$610,000	$611,692
3.00%, 10/01/50 TBA	910,000	952,265
2.50%, 10/01/51 TBA	4,175,000	4,304,979
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.44%, 07/15/46† γ	25,000	25,069
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B
3.67%, 11/15/59	25,000	24,865
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class AS
3.84%, 04/15/45	25,000	25,165
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS
4.09%, 06/15/45	45,000	45,423
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C
4.96%, 06/15/45† γ	40,000	30,334
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
4.65%, 08/15/46† γ	35,000	34,985
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B
4.38%, 05/15/47	35,000	36,412
Total Mortgage-Backed Securities (Cost $33,955,925)		31,684,885

	Number of Contracts	Notional Amount
PURCHASED OPTION — 0.0%
Call Option — 0.0%
Euro Bund 11/2021, Strike Price $1,710.00, Expires 10/22/21 (Premiums paid $397)	1	$169,820	394

	Par
U.S. TREASURY OBLIGATIONS — 22.6%
U.S. Treasury Bonds
3.50%, 02/15/39	$3,540,000	4,414,491
4.25%, 05/15/39	30,000	40,903
3.88%, 08/15/40	20,000	26,234
1.75%, 08/15/41	650,000	621,562
2.75%, 08/15/42	90,000	101,317
2.88%, 05/15/43Δ	2,045,000	2,347,516
3.00%, 05/15/45	250,000	294,219
3.00%, 11/15/45	920,000	1,084,809
2.50%, 05/15/46	820,000	887,554
2.25%, 08/15/46	960,000	991,762
2.88%, 11/15/46	1,520,000	1,761,122
3.00%, 05/15/47	60,000	71,196
2.75%, 08/15/47	90,000	102,182
3.13%, 05/15/48	40,000	48,681
3.00%, 08/15/48	630,000	750,832
3.38%, 11/15/48	770,000	981,209
1.25%, 05/15/50	50,000	40,920
1.38%, 08/15/50	3,730,000	3,148,645

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.38%, 05/15/51	$870,000	$928,725
2.00%, 08/15/51	2,088,000	2,051,460
		20,695,339
U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/22	9,685,000	11,024,448
2.13%, 02/15/40	345,000	649,326
1.38%, 02/15/44	1,146,000	1,845,944
0.25%, 02/15/50	628,000	752,827
		14,272,545
U.S. Treasury Notes
1.50%, 10/31/21	1,000,000	1,001,179
1.50%, 11/30/21	2,445,000	2,450,798
1.88%, 01/31/22	710,000	714,311
2.00%, 02/15/22	90,000	90,656
1.63%, 08/15/22Δ	23,540,000	23,857,356
0.13%, 12/31/22Δ	2,310,000	2,309,729
0.13%, 02/28/23	1,795,000	1,794,019
0.13%, 06/30/23Δ	615,000	613,991
2.88%, 10/31/23	2,975,000	3,133,976
2.75%, 02/15/24Δ	5,655,000	5,974,861
2.38%, 02/29/24	10,000	10,479
1.50%, 10/31/24	570,000	586,877
2.25%, 11/15/24	20,520,000	21,604,514
2.00%, 02/15/25	70,000	73,234
2.88%, 05/31/25	315,000	339,769
0.38%, 11/30/25	26,242,000	25,746,887
1.63%, 02/15/26	6,460,000	6,667,427
1.63%, 05/15/26	340,000	350,758
2.00%, 11/15/26	870,000	913,092
0.88%, 11/15/30Δ	8,550,000	8,115,988
1.25%, 08/15/31Δ	730,000	712,377
		107,062,278
Total U.S. Treasury Obligations (Cost $138,878,908)		142,030,162

	Shares
COMMON STOCKS — 0.3%
Communication Services — 0.1%
Comcast Corporation Class A	492	27,517
T-Mobile US, Inc.*	4,489	573,515
		601,032
Consumer Discretionary — 0.0%
Home Depot, Inc. (The)	47	15,428
Starbucks Corporation	257	28,350
		43,778
Consumer Staples — 0.0%
Coca-Cola Co. (The)	527	27,652
Procter & Gamble Co. (The)	207	28,939
Walmart, Inc.	206	28,712
		85,303
	Shares	Value
Energy — 0.1%
Berry Corporation	2,492	$17,967
Chevron Corporation	263	26,682
Hercules Offshore, Inc.Ψ ††† Δ *	46,644	6,032
Whiting Petroleum Corporation*	1,181	68,982
Williams Cos., Inc. (The)	1,136	29,468
		149,131
Financials — 0.0%
BlackRock, Inc.	38	31,869
Morgan Stanley	345	33,572
		65,441
Health Care — 0.0%
Abbott Laboratories	232	27,406
Anthem, Inc.	75	27,960
Bristol-Myers Squibb Co.	385	22,780
Johnson & Johnson	170	27,455
UnitedHealth Group, Inc.	74	28,915
		134,516
Industrials — 0.0%
Cummins, Inc.	63	14,147
Deere & Co.	75	25,130
Lockheed Martin Corporation	77	26,573
Union Pacific Corporation	127	24,893
United Parcel Service, Inc. Class B	169	30,775
		121,518
Information Technology — 0.1%
Apple, Inc.	229	32,403
Automatic Data Processing, Inc.	72	14,394
Cisco Systems, Inc.	545	29,664
Corning, Inc.	3,787	138,188
Microsoft Corporation	119	33,549
Texas Instruments, Inc.	79	15,185
		263,383
Materials — 0.0%
Newmont Corporation	461	25,032
Real Estate — 0.0%
American Tower Corporation REIT	121	32,115
Utilities — 0.0%
Duke Energy Corporation	290	28,301
NextEra Energy, Inc.	376	29,524
		57,825
Total Common Stocks (Cost $4,240,556)		1,579,074
FOREIGN COMMON STOCKS — 0.0%
Ireland — 0.0%
Accenture PLC Class A	102	32,632
Jersey — 0.0%
Clarivate PLCΔ *	59	1,292
Total Foreign Common Stocks (Cost $28,262)		33,924

	Shares	Value
PREFERRED STOCKS — 0.1%
Bank of America Corporation
7.25% CONV	387	$558,217
El Paso Energy Capital Trust I
4.75%, 03/31/28 CONV	2,799	138,690
Wells Fargo & Co.
7.50%, 02/27/20 CONV	69	102,258
Total Preferred Stocks (Cost $592,008)		799,165
FOREIGN PREFERRED STOCK — 0.0%
Jersey — 0.0%
Clarivate PLC
5.25%, 06/01/24 CONV (Cost $128,000)	1,280	110,963
MUTUAL FUNDS — 1.1%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (Cost $7,774,265)	238,000	7,132,860
	Shares	Value
MONEY MARKET FUNDS — 8.2%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø ∞	44,608,237	$44,608,237
Northern Institutional Liquid Assets Portfolio (Shares), 0.03%Ø §	6,907,677	6,907,677
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	31,068	31,068
Total Money Market Funds (Cost $51,546,982)		51,546,982
TOTAL INVESTMENTS —99.8% (Cost $622,496,098)		627,590,182
Other Assets in Excess of Liabilities — 0.2%		1,560,578
NET ASSETS — 100.0%		$629,150,760
Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	12/2021	13	$3,062,006	$(102,121)
Euro-OAT	12/2021	(1)	(192,228)	2,994
10-Year Japanese E-Mini	12/2021	175	23,821,825	(93,859)
Euro-Bobl	12/2021	(17)	(2,657,035)	17,833
Euro-Bund	12/2021	(17)	(3,344,087)	54,812
Euro-Schatz	12/2021	86	11,177,649	(8,621)
90-Day Eurodollar	12/2021	(146)	(36,437,950)	(21,900)
10-Year Commonwealth Treasury Bond	12/2021	16	1,636,442	(29,982)
10-Year Bond	12/2021	13	1,469,248	(27,338)
10-Year U.S. Treasury Note	12/2021	47	6,185,641	(68,406)
U.S. Treasury Long Bond	12/2021	(1)	(159,219)	(9,306)
Ultra 10-Year U.S. Treasury Note	12/2021	(83)	(12,055,750)	161,931
Ultra Long U.S. Treasury Bond	12/2021	(59)	(11,272,688)	296,870
Long GILT	12/2021	31	5,227,440	(143,337)
2-Year U.S. Treasury Note	12/2021	241	53,033,180	(26,576)
5-Year U.S. Treasury Note	12/2021	(381)	(46,764,773)	258,905
90-Day Eurodollar	12/2023	146	36,082,075	(182,500)
Total Futures Contracts outstanding at September 30, 2021			$28,811,776	$79,399
Forward Foreign Currency Contracts outstanding at September 30, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/20/21	U.S. Dollars	263,903,448	Euro	222,765,454	SS	$5,763,563
10/20/21	U.S. Dollars	18,247,359	British Pounds	13,189,452	SS	475,452
10/20/21	U.S. Dollars	15,173,830	Euro	12,826,676	UBS	310,319
10/20/21	U.S. Dollars	15,060,789	Euro	12,744,648	CITI	292,331
10/20/21	U.S. Dollars	8,728,598	Australian Dollars	11,695,488	SC	272,564
10/20/21	U.S. Dollars	11,671,293	Swiss Francs	10,672,502	SC	213,759

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/20/21	U.S. Dollars	4,025,117	Brazilian Reals	21,045,487	CITI	$172,695
10/20/21	U.S. Dollars	11,546,341	Canadian Dollars	14,454,230	SS	134,867
10/20/21	U.S. Dollars	5,292,042	Euro	4,458,467	RBC	125,586
10/20/21	U.S. Dollars	6,145,835	Swiss Francs	5,612,131	RBC	120,895
10/20/21	U.S. Dollars	12,186,665	Japanese Yen	1,344,080,263	SS	108,265
10/19/21	U.S. Dollars	2,501,031	South African Rand	36,380,000	GSC	91,493
10/20/21	U.S. Dollars	4,990,920	Swedish Kronor	42,984,548	SC	80,159
10/20/21	U.S. Dollars	2,266,804	Australian Dollars	3,025,782	RBC	79,113
10/20/21	Russian Rubles	153,573,124	U.S. Dollars	2,024,869	UBS	78,659
10/19/21	U.S. Dollars	3,844,483	Euro	3,250,000	CITI	78,466
10/18/21	Indian Rupees	301,423,535	U.S. Dollars	3,984,870	CITI	65,804
10/20/21	Russian Rubles	215,803,022	U.S. Dollars	2,891,662	SC	64,243
10/20/21	U.S. Dollars	4,100,288	New Zealand Dollars	5,851,338	CITI	61,286
10/20/21	U.S. Dollars	772,582	Chilean Pesos	580,293,801	CITI	58,355
10/20/21	U.S. Dollars	1,669,367	British Pounds	1,202,559	RBC	48,999
10/20/21	U.S. Dollars	2,174,939	Brazilian Reals	11,616,521	SC	48,509
10/19/21	Russian Rubles	105,720,000	U.S. Dollars	1,401,444	GSC	46,843
10/20/21	U.S. Dollars	5,507,086	New Zealand Dollars	7,910,548	SC	46,672
10/20/21	U.S. Dollars	791,621	Hungarian Forint	234,839,935	UBS	35,269
10/20/21	U.S. Dollars	2,855,602	Canadian Dollars	3,572,441	CITI	35,195
10/20/21	U.S. Dollars	1,108,625	South Korean Won	1,274,951,944	CITI	32,364
10/20/21	U.S. Dollars	1,099,493	Polish Zloty	4,248,028	SS	31,447
10/20/21	U.S. Dollars	2,993,736	Swedish Kronor	25,947,676	BNP	29,351
10/20/21	U.S. Dollars	2,103,628	Norwegian Kroner	18,136,322	CITI	29,265
10/20/21	U.S. Dollars	845,455	Australian Dollars	1,130,213	CITI	28,292
10/20/21	U.S. Dollars	1,906,310	Japanese Yen	209,068,471	SC	27,542
10/20/21	U.S. Dollars	1,110,807	Mexican Pesos	22,528,873	SC	22,687
10/19/21	South African Rand	36,380,000	U.S. Dollars	2,387,922	CITI	21,615
10/20/21	U.S. Dollars	789,832	British Pounds	570,592	CITI	20,998
10/20/21	Chinese Offshore Yuan	17,335,926	U.S. Dollars	2,660,884	SC	20,987
10/20/21	U.S. Dollars	1,160,717	Swiss Francs	1,062,973	UBS	19,555
10/20/21	U.S. Dollars	1,593,181	Japanese Yen	175,204,352	BNP	18,729
10/20/21	U.S. Dollars	468,901	Polish Zloty	1,805,261	SC	15,019
10/20/21	U.S. Dollars	712,887	South African Rand	10,538,726	SS	14,977
10/20/21	U.S. Dollars	565,278	Hungarian Forint	170,955,840	SC	14,679
10/20/21	U.S. Dollars	848,351	Swiss Francs	777,713	SS	13,432
10/20/21	Norwegian Kroner	9,620,403	U.S. Dollars	1,087,719	BNP	12,626
10/20/21	U.S. Dollars	753,450	Canadian Dollars	938,880	RBC	12,213
10/20/21	U.S. Dollars	1,613,653	Canadian Dollars	2,028,920	BNP	11,840
10/20/21	U.S. Dollars	1,500,253	Czech Republic Koruna	32,596,713	BNP	11,240
10/20/21	U.S. Dollars	404,666	Mexican Pesos	8,153,596	BNP	10,857
10/19/21	Euro	794,546	Polish Zloty	3,620,000	CITI	10,552
10/20/21	U.S. Dollars	525,728	Euro	444,705	SC	10,405
10/20/21	U.S. Dollars	410,605	Mexican Pesos	8,317,078	SS	8,899
10/20/21	U.S. Dollars	349,016	South African Rand	5,164,523	BNP	7,004
10/20/21	Turkish Lira	11,918,698	U.S. Dollars	1,320,480	SS	5,463
10/20/21	U.S. Dollars	360,683	New Zealand Dollars	516,418	RBC	4,215
10/20/21	Norwegian Kroner	18,282,171	U.S. Dollars	2,087,311	SC	3,733
10/20/21	U.S. Dollars	749,803	Norwegian Kroner	6,524,089	BNP	3,603
10/18/21	U.S. Dollars	4,054,116	Indian Rupees	301,423,535	CITI	3,443
10/20/21	U.S. Dollars	159,460	Swedish Kronor	1,365,893	RBC	3,414
10/20/21	U.S. Dollars	77,478	Polish Zloty	300,000	UBS	2,051
10/19/21	U.S. Dollars	82,380	Mexican Pesos	1,667,392	CITI	1,834
10/20/21	U.S. Dollars	176,320	Canadian Dollars	221,271	SC	1,629
10/20/21	U.S. Dollars	237,581	New Zealand Dollars	342,059	BNP	1,468
10/20/21	Australian Dollars	158,389	U.S. Dollars	113,460	SC	1,058

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/20/21	U.S. Dollars	98,643	British Pounds	72,499	SC	$955
10/20/21	U.S. Dollars	164,206	Norwegian Kroner	1,427,702	SC	911
10/20/21	U.S. Dollars	91,244	Swedish Kronor	790,706	SS	910
10/20/21	U.S. Dollars	96,332	Japanese Yen	10,647,939	CITI	646
10/20/21	U.S. Dollars	26,036	Swiss Francs	23,842	BNP	440
10/20/21	U.S. Dollars	20,822	Czech Republic Koruna	450,000	UBS	266
10/20/21	U.S. Dollars	7,538	British Pounds	5,453	BNP	190
Subtotal Appreciation						$9,402,165
10/20/21	South African Rand	1,403	U.S. Dollars	96	RBC	$(3)
10/20/21	Swiss Francs	71,886	U.S. Dollars	77,548	BNP	(374)
10/20/21	Czech Republic Koruna	2,300,136	U.S. Dollars	106,076	RBC	(1,007)
10/20/21	Japanese Yen	10,245,516	U.S. Dollars	93,308	SS	(1,238)
10/20/21	Swedish Kronor	3,431,585	U.S. Dollars	393,364	SC	(1,324)
10/20/21	U.S. Dollars	96,747	Norwegian Kroner	857,967	SC	(1,384)
10/20/21	U.S. Dollars	1,205,450	Japanese Yen	134,296,191	SC	(1,385)
10/20/21	U.S. Dollars	1,017,885	Norwegian Kroner	8,916,706	UBS	(1,973)
10/20/21	Mexican Pesos	2,140,706	U.S. Dollars	105,687	CITI	(2,293)
10/20/21	Polish Zloty	388,709	U.S. Dollars	100,666	CITI	(2,936)
10/20/21	Japanese Yen	41,785,265	U.S. Dollars	378,604	BNP	(3,106)
10/19/21	Brazilian Reals	593,000	U.S. Dollars	111,706	CITI	(3,139)
10/20/21	South African Rand	5,600,314	U.S. Dollars	374,045	BNP	(3,174)
10/20/21	Hungarian Forint	36,669,187	U.S. Dollars	122,020	RBC	(3,919)
10/20/21	Czech Republic Koruna	9,393,086	U.S. Dollars	433,008	SC	(3,933)
10/20/21	Norwegian Kroner	43,113,292	U.S. Dollars	4,935,575	CITI	(4,443)
01/18/22	Indian Rupees	301,423,535	U.S. Dollars	4,013,095	CITI	(4,966)
10/20/21	Swedish Kronor	6,415,372	U.S. Dollars	739,939	BNP	(7,016)
10/20/21	Czech Republic Koruna	16,304,593	U.S. Dollars	751,880	CITI	(7,089)
10/20/21	Polish Zloty	1,957,642	U.S. Dollars	500,763	SC	(8,569)
10/20/21	Japanese Yen	115,825,811	U.S. Dollars	1,049,582	UBS	(8,729)
10/20/21	Polish Zloty	1,433,443	U.S. Dollars	370,482	BNP	(10,084)
10/20/21	Euro	377,880	U.S. Dollars	449,076	RBC	(11,191)
10/20/21	Canadian Dollars	3,920,245	U.S. Dollars	3,107,042	CITI	(12,046)
10/20/21	U.S. Dollars	808,115	Russian Rubles	60,006,563	BNP	(13,809)
10/20/21	U.S. Dollars	1,317,003	Turkish Lira	11,970,755	RBC	(14,731)
10/20/21	British Pounds	588,908	U.S. Dollars	808,813	UBS	(15,298)
10/20/21	Swiss Francs	1,722,526	U.S. Dollars	1,864,984	SC	(15,755)
10/20/21	Mexican Pesos	11,128,938	U.S. Dollars	553,332	RBC	(15,816)
10/20/21	U.S. Dollars	408,893	Russian Rubles	31,011,905	UBS	(15,884)
10/20/21	South African Rand	11,639,916	U.S. Dollars	787,385	SC	(16,551)
10/19/21	Euro	1,210,000	U.S. Dollars	1,419,819	CITI	(17,703)
10/20/21	British Pounds	500,000	U.S. Dollars	694,089	RBC	(20,373)
10/20/21	Euro	707,267	U.S. Dollars	840,542	CITI	(20,962)
01/18/22	U.S. Dollars	2,357,668	South African Rand	36,380,000	CITI	(21,158)
10/20/21	Swiss Francs	1,795,045	U.S. Dollars	1,948,428	CITI	(21,346)
10/20/21	U.S. Dollars	5,503,797	Norwegian Kroner	48,308,887	SS	(21,586)
10/20/21	Polish Zloty	3,151,405	U.S. Dollars	815,660	SS	(23,329)
10/20/21	Mexican Pesos	25,598,581	U.S. Dollars	1,261,117	BNP	(24,734)
10/20/21	Japanese Yen	354,017,936	U.S. Dollars	3,209,990	CITI	(28,655)
10/19/21	Australian Dollars	3,163,635	U.S. Dollars	2,316,578	CITI	(29,228)
10/20/21	Swedish Kronor	20,640,021	U.S. Dollars	2,388,827	CITI	(30,813)
10/20/21	Hungarian Forint	373,386,382	U.S. Dollars	1,234,879	SS	(32,309)
10/20/21	South Korean Won	1,274,663,633	U.S. Dollars	1,108,375	CITI	(32,356)
10/20/21	Norwegian Kroner	43,623,989	U.S. Dollars	5,022,742	RBC	(33,199)
10/20/21	Polish Zloty	3,706,086	U.S. Dollars	965,567	RBC	(33,777)
10/20/21	British Pounds	1,201,838	U.S. Dollars	1,658,039	SS	(38,643)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/20/21	Swedish Kronor	21,511,398	U.S. Dollars	2,497,675	SS	$(40,109)
10/19/21	Canadian Dollars	6,048,964	U.S. Dollars	4,815,955	CITI	(40,349)
10/20/21	U.S. Dollars	4,922,420	Chinese Offshore Yuan	32,099,667	SC	(43,404)
10/20/21	U.S. Dollars	2,618,188	Russian Rubles	194,754,149	SC	(49,405)
10/20/21	New Zealand Dollars	8,324,722	U.S. Dollars	5,795,821	SS	(49,515)
10/20/21	Japanese Yen	660,162,753	U.S. Dollars	5,988,854	RBC	(56,389)
10/19/21	Canadian Dollars	3,560,000	U.S. Dollars	2,867,887	GSC	(57,297)
10/20/21	Chilean Pesos	580,285,817	U.S. Dollars	772,571	CITI	(58,354)
10/20/21	Swiss Francs	2,858,939	U.S. Dollars	3,127,964	SS	(58,732)
10/20/21	Brazilian Reals	15,690,978	U.S. Dollars	2,937,791	SC	(65,523)
10/19/21	British Pounds	1,750,000	U.S. Dollars	2,429,016	CITI	(71,010)
10/20/21	Euro	3,560,720	U.S. Dollars	4,197,769	BNP	(71,618)
10/19/21	British Pounds	2,019,249	U.S. Dollars	2,795,043	GSC	(74,242)
10/20/21	Australian Dollars	4,202,672	U.S. Dollars	3,114,260	BNP	(75,658)
10/20/21	Australian Dollars	4,948,914	U.S. Dollars	3,664,153	CITI	(86,006)
10/20/21	Canadian Dollars	10,642,574	U.S. Dollars	8,502,971	SC	(100,762)
10/19/21	South Korean Won	3,422,044,000	U.S. Dollars	2,995,198	CITI	(106,377)
10/20/21	Japanese Yen	1,461,989,460	U.S. Dollars	13,255,674	SC	(117,698)
10/20/21	Brazilian Reals	22,513,111	U.S. Dollars	4,305,811	CITI	(184,738)
10/20/21	Australian Dollars	11,902,147	U.S. Dollars	8,888,952	SS	(283,502)
10/20/21	British Pounds	10,584,910	U.S. Dollars	14,649,674	SC	(387,213)
10/19/21	Japanese Yen	3,079,952,000	U.S. Dollars	28,067,461	CITI	(390,070)
10/20/21	Euro	27,785,639	U.S. Dollars	32,895,037	SS	(697,129)
10/20/21	Euro	46,514,435	U.S. Dollars	55,026,112	UBS	(1,125,335)
10/19/21	Euro	41,796,940	U.S. Dollars	49,638,673	GSC	(1,205,448)
10/20/21	Euro	139,916,948	U.S. Dollars	165,713,575	SC	(3,578,270)
Subtotal Depreciation						$(9,717,489)
Total Forward Foreign Currency Contracts outstanding at September 30, 2021						$(315,324)
Swap Agreements outstanding at September 30, 2021:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Buy Protection
iTraxx Europe & Crossover Series 36 (Pay Quarterly)	(5.00)%	12/20/2026	CITI	EUR	11,707,000	$(1,621,456)	$(1,637,869)	$16,413
						$(1,621,456)	$(1,637,869)	$16,413
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 40.6%
Communication Services — 2.5%
Activision Blizzard, Inc.	4,246	$328,598
Alphabet, Inc. Class A*	1,976	5,282,876
Alphabet, Inc. Class C*	410	1,092,777
AT&T, Inc.	23,332	630,197
Charter Communications, Inc. Class AΔ*	780	567,497
Comcast Corporation Class A	7,019	392,573
Electronic Arts, Inc.	324	46,089
Facebook, Inc. Class A*	15,125	5,133,274
Fox Corporation Class A	620	24,868
Interpublic Group of Cos., Inc. (The)	1,178	43,197
Lumen Technologies, Inc.	1,651	20,456
Netflix, Inc.*	2,135	1,303,076
New York Times Co. (The) Class A	27,556	1,357,684
Omnicom Group, Inc.	469	33,984
Take-Two Interactive Software, Inc.*	177	27,270
T-Mobile US, Inc.*	29,708	3,795,494
Twitter, Inc.*	1,198	72,347
Verizon Communications, Inc.	284,203	15,349,804
ViacomCBS, Inc. Class B	992	39,194
Walt Disney Co. (The)*	2,740	463,526
		36,004,781
Consumer Discretionary — 1.7%
Advance Auto Parts, Inc.	122	25,485
Amazon.com, Inc.*	1,822	5,985,343
AutoZone, Inc.*	604	1,025,586
Best Buy Co., Inc.	3,816	403,389
Booking Holdings, Inc.*	69	163,797
CarMax, Inc.*	194	24,824
Carnival Corporation*	785	19,633
Chipotle Mexican Grill, Inc.*	41	74,518
D.R. Horton, Inc.	530	44,504
Darden Restaurants, Inc.	223	33,778
Deckers Outdoor Corporation*	935	336,787
Dollar General Corporation	1,546	327,968
Dollar Tree, Inc.*	287	27,472
eBay, Inc.	1,135	79,076
Expedia Group, Inc.*	208	34,091
Ford Motor Co.*	5,325	75,402
GameStop Corporation Class AΔ*	2,387	418,847
General Motors Co.*	1,694	89,291
Genuine Parts Co.	247	29,944
Hanesbrands, Inc.	827	14,191
Hasbro, Inc.	196	17,487
Hilton Worldwide Holdings, Inc.*	512	67,640
Home Depot, Inc. (The)	13,950	4,579,227
Leggett & Platt, Inc.	362	16,232
Lennar Corporation Class A	374	35,036
LKQ Corporation*	377	18,971
Lowe’s Cos., Inc.	4,104	832,537
Lululemon Athletica, Inc.*	2,709	1,096,332
Marriott International, Inc. Class A*	579	85,744
McDonald’s Corporation	1,033	249,067
Newell Brands, Inc.	1,034	22,893
NIKE, Inc. Class B	10,762	1,562,965
	Shares	Value
Norwegian Cruise Line Holdings, Ltd.*	938	$25,054
NVR, Inc.*	4	19,176
O’Reilly Automotive, Inc.*	85	51,940
Ollie's Bargain Outlet Holdings, Inc.*	1,624	97,895
PulteGroup, Inc.	555	25,486
Ralph Lauren Corporation	137	15,213
Ross Stores, Inc.	421	45,826
Royal Caribbean Cruises, Ltd.*	597	53,103
Starbucks Corporation	1,903	209,920
Target Corporation	16,963	3,880,626
Tesla, Inc.*	1,134	879,394
TJX Cos., Inc. (The)	2,036	134,335
Tractor Supply Co.	167	33,836
Ulta Beauty, Inc.*	77	27,791
VF Corporation	473	31,686
Whirlpool Corporation	122	24,871
Williams-Sonoma, Inc.	1,117	198,078
Yum! Brands, Inc.	520	63,601
		23,635,888
Consumer Staples — 6.6%
Archer-Daniels-Midland Co.	2,369	142,164
Campbell Soup Co.	9,852	411,912
Church & Dwight Co., Inc.	9,689	800,021
Clorox Co. (The)	19,678	3,258,874
Coca-Cola Co. (The)	74,827	3,926,173
Colgate-Palmolive Co.	159,921	12,086,829
Conagra Brands, Inc.	599	20,288
Costco Wholesale Corporation	10,108	4,542,030
Estee Lauder Cos., Inc. (The) Class A	12,872	3,860,699
Flowers Foods, Inc.	25,422	600,722
General Mills, Inc.	26,454	1,582,478
Grocery Outlet Holding Corporation*	23,291	502,387
Hershey Co. (The)	45,403	7,684,458
Hormel Foods Corporation	83,177	3,410,257
J.M. Smucker Co. (The)	2,942	353,128
Kellogg Co.	7,951	508,228
Kimberly-Clark Corporation	4,467	591,609
Kraft Heinz Co. (The)	1,017	37,446
Kroger Co. (The)	83,506	3,376,147
Lamb Weston Holdings, Inc.	177	10,862
McCormick & Co., Inc. (Non-Voting Shares)	18,390	1,490,142
Mondelez International, Inc. Class A	121,686	7,079,691
Monster Beverage Corporation*	40,683	3,613,871
PepsiCo, Inc.	82,053	12,341,592
Procter & Gamble Co. (The)	57,050	7,975,590
Sysco Corporation	786	61,701
Tyson Foods, Inc. Class A	450	35,523
Walgreens Boots Alliance, Inc.	1,367	64,317
Walmart, Inc.	104,566	14,574,409
		94,943,548
Energy — 0.9%
APA Corporation	581	12,451
Baker Hughes Co.	97,462	2,410,235
Cabot Oil & Gas Corporation	21,528	468,449

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Chevron Corporation	83,511	$8,472,191
ConocoPhillips	2,045	138,590
Devon Energy Corporation	701	24,892
Diamondback Energy, Inc.	209	19,786
DT Midstream, Inc.	3,587	165,884
EOG Resources, Inc.	850	68,229
Exxon Mobil Corporation	6,904	406,093
Halliburton Co.	1,147	24,798
Hess Corporation	364	28,432
Kinder Morgan, Inc.	2,586	43,264
Marathon Petroleum Corporation	1,210	74,790
Occidental Petroleum Corporation	1,165	34,461
ONEOK, Inc.	621	36,012
Phillips 66	492	34,455
Pioneer Natural Resources Co.	180	29,972
Valero Energy Corporation	667	47,070
Williams Cos., Inc. (The)	1,534	39,792
		12,579,846
Financials — 5.4%
Aflac, Inc.	42,171	2,198,374
Allstate Corporation (The)	30,097	3,831,649
American Express Co.	1,103	184,786
American International Group, Inc.	1,012	55,549
Ameriprise Financial, Inc.	12,771	3,373,077
Arthur J. Gallagher & Co.	390	57,973
Bank of America Corporation	10,674	453,111
Bank of New York Mellon Corporation (The)	109,555	5,679,331
Berkshire Hathaway, Inc. Class B*	2,535	691,903
BlackRock, Inc.	5,890	4,939,707
Capital One Financial Corporation	592	95,886
Capitol Federal Financial, Inc.Δ	239,300	2,749,557
Cboe Global Markets, Inc.	177	21,923
Charles Schwab Corporation (The)	2,020	147,137
Cincinnati Financial Corporation	275	31,411
Citigroup, Inc.	2,866	201,136
Citizens Financial Group, Inc.	836	39,275
CME Group, Inc.	15,740	3,043,801
Comerica, Inc.	302	24,311
Commerce Bancshares, Inc.	15,788	1,100,108
Discover Financial Services	355	43,612
Erie Indemnity Co. Class A	1,123	200,366
Fifth Third Bancorp	1,381	58,610
First Republic Bank	1,752	337,926
Franklin Resources, Inc.	699	20,774
Goldman Sachs Group, Inc. (The)	545	206,026
Hartford Financial Services Group, Inc. (The)	40,385	2,837,046
Huntington Bancshares, Inc.	1,877	29,018
Intercontinental Exchange, Inc.	14,136	1,623,096
Invesco, Ltd.	1,075	25,918
JPMorgan Chase & Co.	70,838	11,595,472
KeyCorp	1,880	40,646
Lincoln National Corporation	388	26,675
M&T Bank Corporation	254	37,932
MarketAxess Holdings, Inc.	61	25,662
Marsh & McLennan Cos., Inc.	86,016	13,025,403
	Shares	Value
MetLife, Inc.	7,737	$477,605
Moody’s Corporation	154	54,687
Morgan Stanley	2,315	225,273
MSCI, Inc.	128	77,868
Northern Trust Corporation	35,870	3,867,145
People’s United Financial, Inc.	674	11,775
PNC Financial Services Group, Inc. (The)	9,298	1,819,061
Principal Financial Group, Inc.	556	35,806
Progressive Corporation (The)	35,567	3,214,901
Prudential Financial, Inc.	758	79,742
Raymond James Financial, Inc.	243	22,424
Regions Financial Corporation	1,185	25,252
S&P Global, Inc.Δ	858	364,556
State Street Corporation	517	43,800
SVB Financial Group*	73	47,222
Synchrony Financial	558	27,275
T. Rowe Price Group, Inc.	16,389	3,223,716
Travelers Cos., Inc. (The)	15,171	2,306,144
Truist Financial Corporation	2,310	135,481
U.S. Bancorp	46,403	2,758,194
Wells Fargo & Co.	4,819	223,650
		78,095,764
Health Care — 7.1%
Abbott Laboratories	32,580	3,848,675
ABIOMED, Inc.*	2,308	751,300
Agilent Technologies, Inc.	6,618	1,042,534
Align Technology, Inc.*	910	605,541
Amgen, Inc.	19,027	4,046,092
Anthem, Inc.	2,228	830,598
Baxter International, Inc.	2,331	187,482
Becton, Dickinson and Co.	13,935	3,425,502
Biogen, Inc.*	4,575	1,294,679
Bio-Rad Laboratories, Inc. Class A*	99	73,849
Boston Scientific Corporation*	1,438	62,395
Bristol-Myers Squibb Co.	14,318	847,196
Cardinal Health, Inc.	32,670	1,615,858
Catalent, Inc.*	1,062	141,320
Centene Corporation*	1,047	65,239
Cerner Corporation	77,280	5,449,786
Charles River Laboratories International, Inc.*	1,133	467,555
Chemed Corporation	4,738	2,203,739
Cigna Corporation	3,490	698,558
CVS Health Corporation	3,410	289,373
Danaher Corporation	11,071	3,370,455
DaVita, Inc.*	199	23,136
DENTSPLY SIRONA, Inc.	352	20,434
DexCom, Inc.*	114	62,342
Edwards Lifesciences Corporation*	6,479	733,488
Eli Lilly and Co.	17,727	4,095,823
Gilead Sciences, Inc.	3,657	255,441
HCA Healthcare, Inc.	360	87,379
Hologic, Inc.*	419	30,926
Humana, Inc.	129	50,200
IDEXX Laboratories, Inc.*	2,795	1,738,211
Illumina, Inc.*	3,031	1,229,404

	Shares	Value
Incyte Corporation*	518	$35,628
Intuitive Surgical, Inc.*	4,421	4,395,137
IQVIA Holdings, Inc.*	531	127,196
Johnson & Johnson	144,870	23,396,505
Laboratory Corporation of America Holdings*	124	34,899
McKesson Corporation	219	43,664
Mettler-Toledo International, Inc.*	2,059	2,835,984
Moderna, Inc.*	7,451	2,867,592
Organon & Co.	2,446	80,204
PerkinElmer, Inc.	359	62,211
Quest Diagnostics, Inc.	26,550	3,857,980
Regeneron Pharmaceuticals, Inc.*	5,977	3,617,161
ResMed, Inc.	2,353	620,133
Seagen, Inc.*	14,646	2,486,891
Stryker Corporation	8,865	2,337,878
Teleflex, Inc.	72	27,112
United Therapeutics Corporation*	1,681	310,279
UnitedHealth Group, Inc.	17,360	6,783,246
Veeva Systems, Inc. Class A*	552	159,070
Vertex Pharmaceuticals, Inc.*	7,884	1,430,079
Viatris, Inc.	9,621	130,365
Waters Corporation*	1,784	637,423
West Pharmaceutical Services, Inc.	3,639	1,544,901
Zimmer Biomet Holdings, Inc.	253	37,029
Zoetis, Inc.	22,430	4,354,560
		101,857,637
Industrials — 5.0%
3M Co.	15,778	2,767,777
A.O. Smith Corporation	278	16,977
Alaska Air Group, Inc.*	219	12,833
AMERCO	157	101,427
American Airlines Group, Inc.*	534	10,958
AMETEK, Inc.	185	22,942
Boeing Co. (The)*	778	171,113
C.H. Robinson Worldwide, Inc.	11,401	991,887
Carrier Global Corporation	8,128	420,705
Caterpillar, Inc.	1,258	241,498
Cintas Corporation	1,201	457,173
Copart, Inc.*	6,062	840,921
CSX Corporation	3,033	90,201
Cummins, Inc.	1,014	227,704
Deere & Co.	516	172,896
Delta Air Lines, Inc.*	1,297	55,265
Dover Corporation	192	29,856
Emerson Electric Co.	121,641	11,458,582
Equifax, Inc.	145	36,746
Expeditors International of Washington, Inc.	28,201	3,359,585
Fastenal Co.	782	40,359
FedEx Corporation	4,105	900,185
Fortive Corporation	303	21,383
Fortune Brands Home & Security, Inc.	191	17,079
FTI Consulting, Inc.*	893	120,287
General Dynamics Corporation	337	66,062
General Electric Co.	1,493	153,823
Honeywell International, Inc.	4,054	860,583
	Shares	Value
Hubbell, Inc.	29,389	$5,309,711
Huntington Ingalls Industries, Inc.	90	17,375
IDEX Corporation	85	17,591
IHS Markit, Ltd.	430	50,147
Illinois ToolWorks, Inc.	13,688	2,828,351
Ingersoll-Rand, Inc.*	475	23,945
J.B. Hunt Transport Services, Inc.	9,838	1,645,110
Jacobs Engineering Group, Inc.	178	23,590
Kansas City Southern	154	41,679
L3Harris Technologies, Inc.	275	60,566
Landstar System, Inc.	11,312	1,785,260
Leidos Holdings, Inc.	268	25,763
Lockheed Martin Corporation	421	145,287
Masco Corporation	401	22,276
Norfolk Southern Corporation	22,349	5,346,998
Northrop Grumman Corporation	237	85,356
Old Dominion Freight Line, Inc.	14,654	4,190,751
Otis Worldwide Corporation	591	48,627
PACCAR, Inc.	19,918	1,571,929
Parker-Hannifin Corporation	197	55,085
Raytheon Technologies Corporation	78,160	6,718,634
Republic Services, Inc.	51,966	6,239,038
Robert Half International, Inc.	3,129	313,933
Rockwell Automation, Inc.	3,242	953,278
Rollins, Inc.	52,385	1,850,762
Roper Technologies, Inc.	103	45,951
Snap-on, Inc.	112	23,402
Southwest Airlines Co.*	727	37,390
Stanley Black & Decker, Inc.	209	36,640
Teledyne Technologies, Inc.*	10	4,296
Textron, Inc.	272	18,988
Toro Co. (The)	828	80,656
TransDigm Group, Inc.*	58	36,225
Union Pacific Corporation	6,721	1,317,383
United Airlines Holdings, Inc.*	286	13,605
United Parcel Service, Inc. Class B	17,970	3,272,337
United Rentals, Inc.*	123	43,164
Verisk Analytics, Inc.	296	59,280
W.W. Grainger, Inc.	55	21,618
Waste Management, Inc.	28,391	4,240,480
Xylem, Inc.	293	36,238
		72,325,502
Information Technology — 6.1%
Adobe, Inc.*	7,336	4,223,482
Advanced Micro Devices, Inc.*	1,869	192,320
Akamai Technologies, Inc.*	312	32,632
Amphenol Corporation Class A	10,425	763,423
Analog Devices, Inc.	893	149,560
ANSYS, Inc.*	1,329	452,458
Apple, Inc.	34,492	4,880,618
Applied Materials, Inc.	1,260	162,200
Arista Networks, Inc.*	84	28,866
Autodesk, Inc.*	674	192,205
Automatic Data Processing, Inc.	43,553	8,707,116
Broadcom, Inc.	1,598	774,918
Broadridge Financial Solutions, Inc.	168	27,995

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Cadence Design Systems, Inc.*	408	$61,787
CDW Corporation	222	40,408
Cisco Systems, Inc.	180,620	9,831,147
Citrix Systems, Inc.	233	25,017
Cloudflare, Inc. Class A*	9,348	1,053,052
Cognex Corporation	12,291	985,984
Cognizant Technology Solutions Corporation Class A	907	67,308
Corning, Inc.	121,625	4,438,096
Crowdstrike Holdings, Inc. Class A*	3,164	777,648
DocuSign, Inc.*	1,994	513,315
DXC Technology Co.*	631	21,208
Enphase Energy, Inc.*	228	34,193
F5 Networks, Inc.*	103	20,474
Fidelity National Information Services, Inc.	725	88,218
Fiserv, Inc.*	822	89,187
FleetCor Technologies, Inc.*	120	31,352
Fortinet, Inc.*	228	66,585
Gartner, Inc.*	84	25,526
Global Payments, Inc.	464	73,117
Hewlett Packard Enterprise Co.	2,396	34,143
HP, Inc.	2,191	59,946
Intel Corporation	17,550	935,064
International Business Machines Corporation	1,458	202,560
Intuit, Inc.	8,265	4,459,050
Jack Henry & Associates, Inc.	179	29,367
Keysight Technologies, Inc.*	264	43,373
KLA Corporation	301	100,687
Lam Research Corporation	245	139,442
Mastercard, Inc. Class A	10,844	3,770,242
Microchip Technology, Inc.	397	60,935
Micron Technology, Inc.	1,913	135,785
Microsoft Corporation	52,046	14,672,808
Motorola Solutions, Inc.	227	52,737
NetApp, Inc.	491	44,072
NortonLifeLock, Inc.	1,116	28,235
NVIDIA Corporation	3,592	744,119
Oracle Corporation	60,645	5,283,999
Paychex, Inc.	5,464	614,427
Paycom Software, Inc.*	80	39,660
PayPal Holdings, Inc.*	1,698	441,837
Qorvo, Inc.*	113	18,892
QUALCOMM, Inc.	1,666	214,881
salesforce.com, Inc.*	3,065	831,289
ServiceNow, Inc.*	1,155	718,722
Skyworks Solutions, Inc.	110	18,126
SYNNEX Corporation	4,619	480,838
Synopsys, Inc.*	180	53,894
Texas Instruments, Inc.	42,336	8,137,403
Visa, Inc. Class AΔ	19,296	4,298,184
Western Digital Corporation*	446	25,172
Western Union Co. (The)	1,340	27,095
Xilinx, Inc.	433	65,379
Zebra Technologies Corporation Class A*	42	21,648
	Shares	Value
Zoom Video Communications, Inc. Class A*	6,607	$1,727,730
		87,363,156
Materials — 1.0%
Air Products and Chemicals, Inc.	4,681	1,198,851
Albemarle Corporation	215	47,079
AptarGroup, Inc.	932	111,234
Avery Dennison Corporation	436	90,344
Ball Corporation	503	45,255
Celanese Corporation	213	32,086
CF Industries Holdings, Inc.	450	25,119
Cleveland-Cliffs, Inc.*	5,998	118,820
Corteva, Inc.	12,914	543,421
Dow, Inc.	1,244	71,605
DuPont de Nemours, Inc.	968	65,814
Eastman Chemical Co.	225	22,667
Ecolab, Inc.	16,254	3,390,910
Freeport-McMoRan, Inc.	1,705	55,464
International Flavors & Fragrances, Inc.	140	18,721
International Paper Co.	898	50,216
Martin Marietta Materials, Inc.	80	27,334
Newmont Corporation	36,771	1,996,665
Nucor Corporation	652	64,215
Olin Corporation	1,921	92,688
Packaging Corporation of America	22,622	3,109,168
PPG Industries, Inc.	4,931	705,182
Royal Gold, Inc.	1,162	110,959
Sherwin-Williams Co. (The)	5,958	1,666,631
Vulcan Materials Co.	148	25,036
		13,685,484
Real Estate — 0.7%
Alexandria Real Estate Equities, Inc. REIT	172	32,864
American Tower Corporation REIT	9,319	2,473,356
AvalonBay Communities, Inc. REIT	210	46,544
Boston Properties, Inc. REIT	257	27,846
CBRE Group, Inc. Class A*	366	35,634
Crown Castle International Corporation REIT	714	123,750
Digital Realty Trust, Inc. REIT	362	52,291
Equinix, Inc. REIT	3,450	2,725,948
Equity Residential REIT	647	52,355
Essex Property Trust, Inc. REIT	71	22,702
Extra Space Storage, Inc. REIT	205	34,438
Federal Realty Investment Trust REIT	105	12,389
Healthpeak Properties, Inc. REIT	1,300	43,524
Host Hotels & Resorts, Inc. REIT*	1,318	21,523
Iron Mountain, Inc. REIT	711	30,893
Kimco Realty Corporation REIT	1,153	23,925
Mid-America Apartment Communities, Inc. REIT	202	37,724
Prologis, Inc. REIT	839	105,236
Public Storage REIT	3,017	896,351
Realty Income Corporation REIT	702	45,532

	Shares	Value
Regency Centers Corporation REIT	353	$23,767
SBA Communications Corporation REIT	150	49,586
Simon Property Group, Inc. REIT	518	67,324
UDR, Inc. REIT	300	15,894
Ventas, Inc. REIT	570	31,470
Vornado Realty Trust REIT	299	12,561
Welltower, Inc. REITΔ	26,656	2,196,454
Weyerhaeuser Co. REIT	862	30,661
		9,272,542
Utilities — 3.6%
AES Corporation (The)	1,420	32,419
Ameren Corporation	30,573	2,476,413
American Electric Power Co., Inc.	11,939	969,208
American Water Works Co., Inc.	12,926	2,185,011
Atmos Energy Corporation	73,277	6,463,031
CenterPoint Energy, Inc.	792	19,483
CMS Energy Corporation	355	21,204
Consolidated Edison, Inc.	18,667	1,355,038
Dominion Energy, Inc.	26,559	1,939,338
DTE Energy Co.	13,361	1,492,557
Duke Energy Corporation	52,928	5,165,244
Edison International	661	36,666
Entergy Corporation	334	33,170
Evergy, Inc.	33,154	2,062,179
Eversource Energy	43,121	3,525,573
Exelon Corporation	1,363	65,887
FirstEnergy Corporation	986	35,121
IDACORP, Inc.	5,992	619,453
NextEra Energy, Inc.	53,436	4,195,795
NRG Energy, Inc.	488	19,925
ONE Gas, Inc.	104,602	6,628,629
Pinnacle West Capital Corporation	19,408	1,404,363
PPL Corporation	1,601	44,636
Public Service Enterprise Group, Inc.	25,685	1,564,216
Sempra Energy	7,792	985,688
Southern Co. (The)	3,328	206,236
Spire, Inc.	102,340	6,261,161
WEC Energy Group, Inc.	14,750	1,300,950
Xcel Energy, Inc.	10,724	670,250
		51,778,844
Total Common Stocks (Cost $421,605,675)		581,542,992
FOREIGN COMMON STOCKS — 6.3%
Curacao — 0.0%
Schlumberger NV	2,511	74,426
France — 0.3%
TotalEnergies SE	87,623	4,188,201
Ireland — 2.6%
Accenture PLC Class A	14,001	4,479,200
Allegion PLC	106	14,011
Aon PLC Class A	5,519	1,577,165
Eaton Corporation PLC	837	124,972
Jazz Pharmaceuticals PLC*	4,769	620,972
	Shares	Value
Johnson Controls International PLC	1,098	$74,752
Linde PLC	41,768	12,253,896
Medtronic PLC	144,792	18,149,677
Pentair PLC	294	21,353
Seagate Technology Holdings PLC	595	49,099
Trane Technologies PLC	431	74,412
Willis Towers Watson PLC	181	42,075
		37,481,584
Japan — 0.2%
Bridgestone Corporation	33,100	1,566,001
Toyota Motor Corporation	79,000	1,407,574
		2,973,575
Jersey — 0.2%
Amcor PLC	205,356	2,380,076
Aptiv PLC*	504	75,081
		2,455,157
Netherlands — 0.5%
Akzo Nobel NV	30,100	3,288,867
Koninklijke Ahold Delhaize NV	85,653	2,852,085
LyondellBasell Industries NV Class A	396	37,165
NXP Semiconductor NV	162	31,731
QIAGEN NV*	18,194	940,266
		7,150,114
Sweden — 0.1%
Electrolux AB, Series BΔ*	27,500	635,352
Switzerland — 1.9%
Chubb, Ltd.	42,752	7,416,617
Garmin, Ltd.	9,995	1,553,823
Nestle SA	46,900	5,650,984
Novartis AG	19,700	1,615,384
Roche Holding AG	31,300	11,423,560
TE Connectivity, Ltd.	416	57,084
		27,717,452
United Kingdom — 0.5%
Atlassian Corporation PLC Class A*	595	232,895
Nielsen Holdings PLC	758	14,546
Unilever PLC	139,200	7,521,148
		7,768,589
Total Foreign Common Stocks (Cost $75,365,630)		90,444,450
PREFERRED STOCKS — 0.6%
Bank of America Corporation
7.25% CONV	1,400	2,019,388
Becton Dickinson and Co.
6.00% 06/01/23 CONV	133,428	7,202,443
Total Preferred Stocks (Cost $8,955,806)		9,221,831

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
MUTUAL FUNDS — 0.2%
iShares Russell 1000 Value ETF (Cost $3,513,655)	22,661	$3,546,673

	Par
CORPORATE BONDS — 26.6%
Airbnb, Inc.
0.00%, 03/15/26 144AΩ CONV	$1,605,000	1,580,925
Akamai Technologies, Inc.
0.13%, 05/01/25 CONV	493,000	600,858
0.38%, 09/01/27 CONV	2,330,000	2,555,539
Alarm.com Holdings, Inc.
0.34%, 01/15/26 144AΩ CONV	2,813,000	2,534,513
Allscripts Healthcare Solutions, Inc.
0.88%, 01/01/27 CONV	2,547,000	3,024,899
Altair Engineering, Inc.
0.25%, 06/01/24 CONV	625,000	968,768
Alteryx, Inc.
0.50%, 08/01/24 CONV	2,446,000	2,331,756
1.00%, 08/01/26 CONV	706,000	654,815
Ares Capital Corporation
3.75%, 02/01/22 CONV	2,830,000	3,035,175
4.63%, 03/01/24 CONV	505,000	560,550
Avalara, Inc.
0.25%, 08/01/26 144A CONV	1,920,000	1,980,615
Bank of America Corporation
(Variable, ICE LIBOR USD 3M + 2.66%), 4.30%, 01/28/25^	1,247,000	1,270,381
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 03/15/28^	3,011,000	3,440,369
Bank of New York Mellon Corporation (The)
(Variable, ICE LIBOR USD 3M + 3.42%), 3.54%, 12/20/21†Δ	798,000	802,131
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.36%), 4.70%, 09/20/25^	268,000	294,800
Bentley Systems, Inc.
0.13%, 01/15/26 144A CONV	951,000	1,098,892
0.38%, 07/01/27 144A CONV	1,892,000	1,916,028
Beyond Meat, Inc.
0.20%, 03/15/27 144AΩ CONV	3,887,000	3,350,108
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONVΔ	5,471,000	5,611,530
Blackline, Inc.
0.00%, 03/15/26 144AΩ CONV	3,690,000	3,644,613
Blackstone Mortgage Trust, Inc. REIT
4.75%, 03/15/23 CONV	2,841,000	2,917,207
BofA Finance LLC
0.25%, 05/01/23 CONV	1,496,000	1,602,216
	Par	Value
Booking Holdings, Inc.
0.75%, 05/01/25 CONVΔ	$1,982,000	$2,920,477
Box, Inc.
(0.70)%, 01/15/26 144AΩ CONV	3,119,000	3,543,284
Burlington Stores, Inc.
2.25%, 04/15/25 CONVΔ	2,494,000	3,635,005
Cable One, Inc.
0.00%, 03/15/26 144AΩ CONV	1,979,000	1,947,336
Ceridian HCM Holding, Inc.
0.25%, 03/15/26 144A CONV	1,784,000	1,930,288
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 5.38%, 06/01/25^	974,000	1,084,793
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.17%), 4.00%, 06/01/26^	3,165,000	3,307,425
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/01/27Δ^	1,119,000	1,193,804
Cheesecake Factory, Inc. (The)
0.38%, 06/15/26 CONV	2,825,000	2,704,937
Chegg, Inc.
(0.52)%, 09/01/26Ω CONV	4,578,000	4,534,509
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23Δ^	1,792,000	1,869,280
Coherus Biosciences, Inc.
1.50%, 04/15/26 CONV	1,260,000	1,404,094
CONMED Corporation
2.63%, 02/01/24 CONV	2,120,000	3,287,325
Coupa Software, Inc.
0.38%, 06/15/26 CONV	2,032,000	2,203,450
Cracker Barrel Old Country Store, Inc.
0.63%, 06/15/26 144A CONV	2,211,000	2,240,019
Datadog, Inc.
0.13%, 06/15/25 CONV	1,596,000	2,642,816
Dexcom, Inc.
0.25%, 11/15/25 CONV	3,643,000	4,335,170
DISH Network Corporation
(0.04)%, 12/15/25 144AΩ CONV	1,209,000	1,450,800
3.38%, 08/15/26 CONV	6,978,000	7,271,076
DocuSign, Inc.
(1.30)%, 01/15/24 144AΩ CONVΔ	2,956,000	3,097,888
Dominion Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.99%), 4.65%, 12/15/24ρ^	2,125,000	2,281,825
Dropbox, Inc.
0.00%, 03/01/26 144AΩ CONV	1,707,000	1,791,549
0.00%, 03/01/28 144AΩ CONV	1,707,000	1,840,359

	Par	Value
Duke Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%), 4.88%, 09/16/24ρΔ^	$2,800,000	$2,999,500
Enphase Energy, Inc.
0.00%, 03/01/26 144AΩ CONV	2,364,000	2,216,250
0.00%, 03/01/28 144AΩ CONVΔ	2,296,000	2,135,280
Envestnet, Inc.
0.75%, 08/15/25 144A CONV	2,827,000	2,874,350
EQT Corporation
1.75%, 05/01/26 CONVΔ	1,689,000	2,671,153
Etsy, Inc.
0.13%, 09/01/27 CONVΔ	1,393,000	1,838,063
0.25%, 06/15/28 144A CONV	1,892,000	2,155,934
Euronet Worldwide, Inc.
0.75%, 03/15/49 CONVΔ	3,380,000	3,748,991
Exact Sciences Corporation
0.38%, 03/15/27 CONV	1,840,000	2,093,000
Expedia Group, Inc.
(0.53)%, 02/15/26 144AΩ CONVΔ	2,882,000	3,125,964
FireEye, Inc.
0.88%, 06/01/24 CONV	1,301,000	1,389,631
Five9, Inc.
0.50%, 06/01/25 CONV	542,000	733,613
Ford Motor Co.
0.00%, 03/15/26 144AΩ CONVΔ	2,862,000	3,099,904
FTI Consulting, Inc.
2.00%, 08/15/23 CONV	1,601,000	2,247,804
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28 144A CONV	3,523,000	3,685,058
Guardant Health, Inc.
(0.03)%, 11/15/27 144AΩ CONV	1,569,000	1,804,350
Haemonetics Corporation
0.60%, 03/01/26 144AΩ CONVΔ	1,700,000	1,474,486
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 144A CONV	1,736,000	1,581,279
Herbalife Nutrition, Ltd.
2.63%, 03/15/24 CONV	89,000	90,224
IH Merger Sub LLC REIT
3.50%, 01/15/22 CONV	1,571,000	2,648,667
II-VI, Inc.
0.25%, 09/01/22 CONV	1,002,000	1,333,137
Illumina, Inc.
(0.52)%, 08/15/23Ω CONVΔ	2,981,000	3,478,095
Insight Enterprises, Inc.
0.75%, 02/15/25 CONV	2,733,000	3,837,964
Insulet Corporation
0.38%, 09/01/26 CONV	2,045,000	2,854,053
	Par	Value
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 CONV	$1,738,000	$1,917,883
InterDigital, Inc.
2.00%, 06/01/24 CONV	1,042,000	1,129,919
Ionis Pharmaceuticals, Inc.
0.13%, 12/15/24 CONVΔ	1,179,000	1,081,010
Ironwood Pharmaceuticals, Inc.
0.75%, 06/15/24 CONV	1,001,000	1,185,424
1.50%, 06/15/26 CONV	746,000	900,739
Itron, Inc.
(0.29)%, 03/15/26 144AΩ CONV	1,969,000	1,868,427
J2 Global, Inc.
1.75%, 11/01/26 144A CONV	2,764,000	3,473,027
Jamf Holding Corporation
0.13%, 09/01/26 144A CONV	1,016,000	1,062,355
Jazz Investments I, Ltd.
1.50%, 08/15/24 CONVΔ	282,000	286,230
2.00%, 06/15/26 CONVΔ	1,648,000	1,910,650
JetBlue Airways Corporation
0.50%, 04/01/26 144A CONVΔ	3,302,000	3,251,955
John Bean Technologies Corporation
0.25%, 05/15/26 144A CONV	685,000	727,813
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.47%), 3.60%, 01/30/22†ρ	2,686,000	2,700,718
(Variable, U.S. SOFR + 3.38%), 5.00%, 08/01/24ρ^	5,266,000	5,499,679
(Variable, U.S. SOFR + 3.13%), 4.60%, 02/01/25ρ^	2,505,000	2,564,494
KBR, Inc.
2.50%, 11/01/23 CONV	1,098,000	1,765,035
LCI Industries
1.13%, 05/15/26 144A CONV	1,203,000	1,256,533
LendingTree, Inc.
0.50%, 07/15/25 CONV	2,695,000	2,305,416
Liberty Broadband Corporation
1.25%, 09/30/50 144A CONV	1,080,000	1,102,140
2.75%, 09/30/50 144A CONV	2,431,000	2,572,348
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23 CONV	1,231,000	1,751,934
Liberty Media Corporation
1.38%, 10/15/23 CONV	636,000	869,071
2.13%, 03/31/48 144A CONV	4,651,000	4,825,412

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Liberty TripAdvisor Holdings, Inc.
0.50%, 06/30/51 144A CONV	$2,407,000	$2,004,742
Live Nation Entertainment, Inc.
2.50%, 03/15/23 CONV	3,017,000	4,367,579
2.00%, 02/15/25 CONV	3,329,000	3,831,679
Lumentum Holdings, Inc.
0.50%, 12/15/26 CONV	2,533,000	2,794,777
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 144A CONV	1,666,000	1,774,290
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 CONV	1,641,000	1,947,662
0.00%, 01/15/26 144AΩ CONV	2,707,000	3,041,991
Match Group Financeco 3, Inc.
2.00%, 01/15/30 144A CONV	675,000	1,366,043
Medallia, Inc.
0.13%, 09/15/25 CONV	1,444,000	1,552,666
Meritor, Inc.
3.25%, 10/15/37 CONV	2,514,000	2,642,244
Microchip Technology, Inc.
0.13%, 11/15/24 CONVΔ	6,077,000	6,900,099
National Vision Holdings, Inc.
2.50%, 05/15/25 CONV	1,331,000	2,562,488
NCL Corporation, Ltd.
5.38%, 08/01/25 CONV	1,469,000	2,514,928
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 CONV	838,000	1,119,418
New Relic, Inc.
0.50%, 05/01/23 CONV	1,051,000	1,067,377
NextEra Energy Partners LP
(0.34)%, 11/15/25 144AΩ CONV	2,438,000	2,596,470
NortonLifeLock, Inc.
2.00%, 08/15/22 144A CONV	1,129,000	1,447,378
NuVasive, Inc.
1.00%, 06/01/23 CONV	3,423,000	3,506,436
Okta, Inc.
0.38%, 06/15/26 CONV	2,758,000	3,381,253
ON Semiconductor Corporation
(0.76)%, 05/01/27 144AΩ CONVΔ	1,812,000	2,152,975
Opendoor Technologies, Inc.
0.25%, 08/15/26 144A CONV	3,272,000	4,108,405
Palo Alto Networks, Inc.
0.75%, 07/01/23 CONV	971,000	1,767,123
Pandora Media LLC
1.75%, 12/01/23 CONV	1,378,000	1,562,652
	Par	Value
Parsons Corporation
0.25%, 08/15/25 CONV	$1,822,000	$1,836,115
Pegasystems, Inc.
0.75%, 03/01/25 CONV	3,041,000	3,432,848
Peloton Interactive, Inc.
0.64%, 02/15/26 144AΩ CONV	2,875,000	2,545,196
Pioneer Natural Resources Co.
0.25%, 05/15/25 CONV	1,854,000	3,001,626
Progressive Corporation (The)
(Variable, ICE LIBOR USD 3M + 2.54%), 5.38%, 03/15/23ρ^	1,321,000	1,373,840
Pure Storage, Inc.
0.13%, 04/15/23 CONV	3,012,000	3,491,209
Q2 Holdings, Inc.
0.13%, 11/15/25 144A CONV	1,445,000	1,331,476
Rapid7, Inc.
2.25%, 05/01/25 CONV	679,000	1,321,928
0.25%, 03/15/27 144A CONVΔ	2,325,000	2,908,339
Realogy Group LLC
0.25%, 06/15/26 144A CONV	2,027,000	2,048,537
Redfin Corporation
(4.17)%, 10/15/25 144AΩ CONV	1,761,000	1,763,428
0.50%, 04/01/27 144A CONV	1,747,000	1,571,245
Repligen Corporation
0.38%, 07/15/24 CONVΔ	473,000	1,198,536
RingCentral, Inc.
0.00%, 03/01/25Ω CONV	4,154,000	4,115,056
0.00%, 03/15/26Ω CONV	1,298,000	1,220,931
Royal Caribbean Cruises, Ltd.
2.88%, 11/15/23 144A CONV	1,400,000	1,816,500
Shake Shack, Inc.
0.18%, 03/01/28 144AΩ CONV	2,760,000	2,353,717
Shift4 Payments, Inc.
0.00%, 12/15/25 144AΩ CONV	1,055,000	1,272,493
0.50%, 08/01/27 144A CONVΔ	221,000	220,441
Silicon Laboratories, Inc.
0.63%, 06/15/25 CONV	1,565,000	2,017,220
Snap, Inc.
0.00%, 05/01/27 144AΩ CONVΔ	3,006,000	3,469,148
SolarEdge Technologies, Inc.
(1.05)%, 09/15/25Ω CONVΔ	2,059,000	2,559,337
Southwest Airlines Co.
1.25%, 05/01/25 CONV	1,543,000	2,310,642
Spirit Airlines, Inc.
1.00%, 05/15/26 CONVΔ	2,848,000	2,682,576
Splunk, Inc.
0.50%, 09/15/23 CONV	440,000	516,450
1.13%, 06/15/27 CONV	7,131,000	7,028,492
Spotify U.S.A., Inc.
0.15%, 03/15/26 144AΩ CONV	2,756,000	2,490,046
Square, Inc.
0.25%, 11/01/27 144A CONVΔ	1,914,000	2,266,309

	Par	Value
Stride, Inc.
1.13%, 09/01/27 CONV	$2,208,000	$2,204,909
Sunrun, Inc.
(0.39)%, 02/01/26 144AΩ CONV	1,301,000	1,114,660
Supernus Pharmaceuticals, Inc.
0.63%, 04/01/23 CONV	1,007,000	994,413
Tandem Diabetes Care, Inc.
1.50%, 05/01/25 144A CONV	1,209,000	1,549,373
Teladoc Health, Inc.
1.25%, 06/01/27 CONV	1,892,000	1,909,854
TripAdvisor, Inc.
0.25%, 04/01/26 144A CONV	1,901,000	1,728,009
Twitter, Inc.
0.25%, 06/15/24 CONV	1,174,000	1,481,162
0.00%, 03/15/26 144AΩ CONV	3,528,000	3,292,823
U.S. Bancorp
(Variable, ICE LIBOR USD 3M + 2.91%), 5.30%, 04/15/27ρ^	3,536,000	4,050,134
Uber Technologies, Inc.
(1.16)%, 12/15/25 144AΩ CONV	1,809,000	1,768,534
Upstart Holdings, Inc.
0.25%, 08/15/26 144A CONV	1,081,000	1,487,726
Vail Resorts, Inc.
(0.57)%, 01/01/26 144AΩ CONVΔ	4,475,000	4,799,437
Verint Systems, Inc.
0.25%, 04/15/26 144A CONV	1,161,000	1,127,346
Vonage Holdings Corporation
1.75%, 06/01/24 CONV	755,000	882,437
Wayfair, Inc.
0.63%, 10/01/25 CONV	3,136,000	3,150,112
Wells Fargo & Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.45%), 3.90%, 03/15/26ρ^	1,291,000	1,332,151
Western Digital Corporation
1.50%, 02/01/24 CONVΔ	236,000	239,078
Winnebago Industries, Inc.
1.50%, 04/01/25 CONV	2,236,000	2,972,359
Workiva, Inc.
1.13%, 08/15/26 CONV	1,373,000	2,556,982
Zendesk, Inc.
0.63%, 06/15/25 CONV	2,249,000	2,870,847
Zscaler, Inc.
0.13%, 07/01/25 CONV	1,095,000	2,002,422
Zynga, Inc.
0.25%, 06/01/24 CONV	1,399,000	1,592,962
0.00%, 12/15/26 144AΩ CONVΔ	1,347,000	1,307,432
Total Corporate Bonds (Cost $347,577,586)		381,008,677
	Par	Value
FOREIGN BONDS — 2.5%
Canada — 0.4%
IMAX Corporation
0.50%, 04/01/26 144A CONV	$4,065,000	$3,991,036
Shopify, Inc.
0.13%, 11/01/25 CONVΔ	1,522,000	1,870,538
		5,861,574
France — 0.6%
Cie Generale des Etablissements Michelin SCA
0.62%, 01/10/22Ω CONV	1,400,000	1,449,231
TotalEnergies SE
0.50%, 12/02/22 CONV	3,000,000	3,050,745
Vinci SA
0.38%, 02/16/22 CONVΔ	3,200,000	3,567,200
		8,067,176
Israel — 0.9%
CyberArk Software, Ltd.
0.02%, 11/15/24Ω CONV	3,464,000	4,123,504
Fiverr International, Ltd.
(0.87)%, 11/01/25 144AΩ CONV	1,698,000	1,935,720
Nice, Ltd.
0.00%, 09/15/25Ω CONVΔ	3,184,000	3,747,170
Wix.com, Ltd.
(0.26)%, 08/15/25Ω CONVΔ	3,518,000	3,393,111
		13,199,505
Jersey — 0.1%
Novocure, Ltd.
0.00%, 11/01/25 144AΩ CONV	1,258,000	1,344,719
Netherlands — 0.5%
QIAGEN NV
(0.67)%, 12/17/27Ω CONVΔ	2,800,000	2,837,954
STMicroelectronics NV
(5.18)%, 08/04/25Ω CONVΔ	3,200,000	4,029,648
		6,867,602
Total Foreign Bonds (Cost $33,304,767)		35,340,576

	Shares
EQUITY-LINKED SECURITIES — 0.6%
Advance Auto Parts, Inc., Issued by Citigroup Global Markets Holdings, Inc., Maturity Date 11/18/21 144A†††	4,500	932,040
Berkshire Hathaway, Inc., Issued by Credit Suisse AG, Maturity Date 12/27/21 144A†††	6,000	1,653,480

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Berkshire Hathaway, Inc., Issued by Merrill Lynch International & Co. C.V. 01/24/22 144A†††	4,300	$1,164,010
Berskhire Hathaway, Inc., Issued by UBS AG, Maturity Date 10/04/21 144A†††	3,200	839,360
Dollar Tree, Inc., Issued by Citigroup Global Markets Holdings, Inc., Maturity Date 12/02/21 144A†††	6,000	604,440
Emerson Electric Co., Issued by Royal Bank of Canada, Maturity Date 04/19/22 144A†††	5,100	1,378,428
Freeport-McMoRan, Inc., Issued by JPMorgan Chase Bank, Maturity Date 10/26/21 144A†††	25,500	927,160
Freeport-McMoRan, Inc., Issued by JPMorgan Chase Bank, Maturity Date 11/05/21 144A†††	3,300	125,355
Freeport-McMoRan, Inc., Issued by JPMorgan Chase Bank, Maturity Date 12/21/21 144A†††	4,000	137,264
Martin Marietta Materials, Inc., Issued by Citigroup Global Markets Holdings Inc., Maturity Date 02/02/22 144A†††	1,600	582,592
Total Equity-Linked Securities (Cost $8,337,567)		8,344,129
MONEY MARKET FUNDS — 8.6%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	78,840,796	78,840,796
Northern Institutional Liquid Assets Portfolio (Shares), 0.03%Ø§	41,381,490	41,381,490
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	2,968,880	2,968,880
Total Money Market Funds (Cost $123,191,166)		123,191,166

	Par
U.S. TREASURY OBLIGATIONS — 17.1%
U.S. Treasury Bills
0.12%, 10/07/21Ω	$16,000,000	15,999,913
0.10%, 11/04/21Ω	7,660,000	7,659,494
0.10%, 12/02/21Ω	2,950,000	2,949,838
0.10%, 12/30/21Ω	1,000,000	999,912
0.07%, 07/14/22Ω	24,450,000	24,437,374
0.06%, 08/11/22Ω	8,500,000	8,494,996
U.S. Treasury Notes
2.88%, 11/15/21	10,960,000	10,997,811
2.50%, 01/15/22	17,000,000	17,120,287
1.38%, 01/31/22	4,000,000	4,017,660
1.75%, 02/28/22	7,700,000	7,754,302
0.38%, 03/31/22	12,025,000	12,044,088
1.88%, 03/31/22	6,000,000	6,054,057
2.25%, 04/15/22	28,750,000	29,089,943
1.75%, 05/15/22	12,025,000	12,152,204
2.13%, 05/15/22	3,000,000	3,038,532
1.75%, 05/31/22	24,050,000	24,319,490
	Par	Value
0.13%, 06/30/22	$7,100,000	$7,102,484
1.75%, 07/15/22	11,225,000	11,371,898
1.88%, 07/31/22	11,225,000	11,392,970
1.50%, 08/15/22	14,200,000	14,377,016
1.88%, 08/31/22	14,200,000	14,433,626
Total U.S. Treasury Obligations (Cost $245,802,461)		245,807,895
TOTAL INVESTMENTS — 103.1% (Cost $1,267,654,313)		1,478,448,389

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.2)%
Call Options — (0.0)%
S&P 500®, Strike Price $4,475.00, Expires 10/13/21 (MSCS)	(10)	$(4,307,540)	(3,870)
S&P 500®, Strike Price $4,525.00, Expires 10/20/21 (MSCS)	(10)	(4,307,540)	(2,650)
S&P 500®, Strike Price $4,550.00, Expires 10/25/21 (MSCS)	(10)	(4,307,540)	(2,325)
S&P 500®, Strike Price $4,565.00, Expires 10/15/21 (MSCS)	(10)	(4,307,540)	(900)
			(9,745)
Put Options — (0.2)%
Medtronic, Inc., Strike Price $126.00, Expires 10/15/21 (MSCS)	(40)	(501,400)	(9,400)
S&P 500®, Strike Price $4,160.00, Expires 10/20/21 (MSCS)	(48)	(20,676,192)	(186,000)
S&P 500®, Strike Price $4,210.00, Expires 10/13/21 (MSCS)	(48)	(20,676,192)	(170,400)
S&P 500®, Strike Price $4,225.00, Expires 10/15/21 (MSCS)	(48)	(20,676,192)	(216,000)
S&P 500®, Strike Price $4,240.00, Expires 10/25/21 (MSCS)	(48)	(20,676,192)	(312,240)
S&P 500®, Strike Price $4,250.00, Expires 10/11/21 (MSCS)	(48)	(20,676,192)	(183,072)
S&P 500®, Strike Price $4,265.00, Expires 10/06/21 (MSCS)	(48)	(20,676,192)	(133,680)
S&P 500®, Strike Price $4,300.00, Expires 10/06/21 (MSCS)	(49)	(21,106,946)	(191,835)
S&P 500®, Strike Price $4,305.00, Expires 10/08/21 (MSCS)	(48)	(20,676,192)	(243,600)
S&P 500®, Strike Price $4,345.00, Expires 10/01/21 (MSCS)	(48)	(20,676,192)	(188,448)

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $4,360.00, Expires 10/01/21 (MSCS)	(48)	$(20,676,192)	$(244,368)
S&P 500®, Strike Price $4,375.00, Expires 10/04/21 (MSCS)	(48)	(20,676,192)	(333,120)
			(2,412,163)
Total Written Options (Premiums received $(1,282,050))			(2,421,908)
Liabilities in Excess of Other Assets — (2.9)%			(41,835,946)
NET ASSETS — 100.0%			$1,434,190,535
Forward Foreign Currency Contracts outstanding at September 30, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/31/21	U.S. Dollars	16,203,573	Euro	13,783,529	GSC	$202,864
12/30/21	U.S. Dollars	17,134,638	Swiss Francs	15,764,895	MSCS	175,786
12/30/21	U.S. Dollars	2,731,393	Japanese Yen	299,166,750	BOA	40,532
12/30/21	U.S. Dollars	589,280	Swedish Kronor	5,096,025	UBS	6,502
12/30/21	Swiss Francs	404,534	U.S. Dollars	433,987	MSCS	1,184
Subtotal Appreciation						$426,868
12/30/21	U.S. Dollars	71,206	Japanese Yen	7,936,470	BOA	$(179)
Subtotal Depreciation						$(179)
Total Forward Foreign Currency Contracts outstanding at September 30, 2021						$426,689
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

GLOBAL IMPACT FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 0.6%
United States International Development Finance Corporation
1.44%, 04/15/28	$500,000	$503,976
1.65%, 04/15/28	500,000	509,847
Total Agency Obligations (Cost $1,000,000)		1,013,823
ASSET-BACKED SECURITIES — 2.0%
Loanpal Solar Loan, Ltd., Series 2021-2GS, Class A
2.22%, 03/20/48 144A	509,917	511,575
SUNNOVA HELIOS II ISSUER LLC, Series 2019-AA, Class A
3.75%, 06/20/46 144A	571,995	598,510
Sunnova Helios II Issuer LLC, Series 2021-B, Class A
1.62%, 07/20/48 144A	341,673	338,600
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A
2.46%, 01/30/52 144A	663,584	664,098
Tesla Auto Lease Trust, Series 2021-A, Class D
1.34%, 03/20/25 144A	890,000	891,782
Tesla Auto Lease Trust, Series 2021-B, Class D
1.32%, 09/22/25 144A	500,000	500,759
Total Asset-Backed Securities (Cost $3,505,834)		3,505,324
COMMERCIAL PAPER — 1.3%
Trinity Health Corporation
0.11%, 10/07/21Ω	750,000	749,992
0.09%, 11/15/21Ω	500,000	499,964
0.08%, 11/17/21Ω	1,000,000	999,924
Total Commercial Paper (Cost $2,249,826)		2,249,880
CORPORATE BONDS — 6.2%
Agilent Technologies, Inc.
2.30%, 03/12/31	250,000	250,437
Amgen, Inc.
2.80%, 08/15/41	100,000	96,756
4.40%, 05/01/45	197,000	235,944
3.00%, 01/15/52	75,000	72,076
Avangrid, Inc.
3.15%, 12/01/24	850,000	906,462
3.80%, 06/01/29	250,000	278,563
Becton, Dickinson and Co.
3.73%, 12/15/24	274,000	296,212
1.96%, 02/11/31	165,000	160,595
4.69%, 12/15/44	150,000	187,177
Biogen, Inc.
4.05%, 09/15/25	500,000	551,983
BlueHub Loan Fund, Inc.
3.10%, 01/01/30	625,000	647,725
Bridge Housing Corporation
3.25%, 07/15/30	300,000	315,573
	Par	Value
DH Europe Finance II S.a.r.l.
2.05%, 11/15/22	$450,000	$458,683
2.60%, 11/15/29	300,000	313,157
Gilead Sciences, Inc.
3.65%, 03/01/26	392,000	429,837
1.20%, 10/01/27	200,000	195,890
5.65%, 12/01/41	238,000	329,484
Low Income Investment Fund
3.39%, 07/01/26	600,000	632,679
Mary Free Bed Rehabilitation Hospital
3.79%, 04/01/51	300,000	298,381
Mead Johnson Nutrition Co.
4.13%, 11/15/25	650,000	724,142
Medtronic, Inc.
3.50%, 03/15/25	448,000	486,351
MidAmerican Energy Co.
3.65%, 04/15/29	500,000	559,858
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	500,000	548,876
1.90%, 06/15/28	475,000	475,598
PerkinElmer, Inc.
1.90%, 09/15/28	60,000	59,599
2.25%, 09/15/31	175,000	172,785
Reinvestment Fund, Inc. (The)
3.93%, 02/15/28	500,000	555,930
Verizon Communications, Inc.
3.88%, 02/08/29	300,000	336,697
Total Corporate Bonds (Cost $10,654,982)		10,577,450
FOREIGN BONDS — 1.0%
Ireland — 0.3%
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26	500,000	539,632
Japan — 0.4%
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28	600,000	717,281
United Kingdom — 0.3%
Vodafone Group PLC
5.25%, 05/30/48	400,000	518,555
Total Foreign Bonds (Cost $1,785,241)		1,775,468
LOAN AGREEMENTS — 0.1%
Ciello Supermarket, Inc. STRIP, SBA Loan
0.23%, 09/15/31 IO	1,875,000	14,266
Georgia Act and Healthcare Services, Inc. STRIP, SBA Loan
1.28%, 03/15/46 IO	285,734	18,150
Ideal Therapy Rehabilitative Services II LLC STRIP, SBA Loan
0.48%, 01/15/46 IO	484,457	11,756
MBT Industries LLC STRIP, SBA Loan
0.53%, 08/15/31 IO	522,000	9,748

	Par	Value
MCJT Phamaceutical Care, Inc. STRIP, SBA Loan
1.28%, 08/15/46 IO	$363,600	$23,049
N&K Market, Inc. STRIP, SBA Loan
0.73%, 02/15/31 IO	310,910	8,080
Total Loan Agreements (Cost $86,155)		85,049
MORTGAGE-BACKED SECURITIES — 12.6%
Federal Home Loan Mortgage Corporation
2.00%, 02/01/51	8,089,412	8,119,784
2.00%, 03/01/51	2,346,289	2,355,098
Federal National Mortgage Association
1.19%, 03/01/26	500,000	504,935
1.59%, 03/01/31	500,000	495,950
1.61%, 03/01/31	494,977	494,672
1.62%, 03/01/31	500,000	497,272
2.03%, 04/01/31	250,000	255,344
1.65%, 03/01/33	500,000	492,059
2.01%, 03/01/33	100,000	101,274
2.00%, 02/01/51	2,958,512	2,969,620
2.00%, 03/01/51	2,249,073	2,257,518
FRESB Mortgage Trust, Series 2021-SB87, Class A5H
0.78%, 04/25/41	598,340	596,329
Small Business Administration
(Floating, Prime Rate U.S. + 1.07%), 4.32%, 06/25/30†	83,244	90,965
(Floating, Prime Rate U.S. + 0.93%), 4.18%, 12/25/30†	183,927	206,109
(Floating, Prime Rate U.S. + 2.33%), 5.58%, 01/25/31†	127,806	146,586
(Floating, Prime Rate U.S. + 1.03%), 4.28%, 02/25/31†	234,241	262,852
(Floating, Prime Rate U.S. + 0.33%), 3.58%, 07/25/31†	367,241	399,578
(Floating, Prime Rate U.S. + 0.84%), 4.09%, 08/25/31†	342,973	389,690
(Floating, Prime Rate U.S. - 0.36%), 2.89%, 12/25/45†	243,202	270,548
(Floating, Prime Rate U.S. + 0.57%), 3.82%, 12/25/45†	245,941	284,454
(Floating, Prime Rate U.S. + 0.12%), 3.37%, 01/25/46†	190,150	217,849
(Floating, Prime Rate U.S. + 0.33%), 3.58%, 04/25/46†	245,884	285,865
Total Mortgage-Backed Securities (Cost $22,189,774)		21,694,351
MUNICIPAL BONDS — 9.5%
Arlington Higher Education Finance Corporation, Revenue Bond (PSF-Gtd.)
0.50%, 08/15/23	410,000	410,029
Boston Water & Sewer Commission, Revenue Bond
0.97%, 11/01/25	200,000	200,820
	Par	Value
California State Health Facilities Financing Authority, Revenue Bond
1.98%, 06/01/30	$600,000	$601,249
Carroll County Water Authority, Revenue Bond, Series B
1.08%, 07/01/25	290,000	290,383
1.96%, 07/01/29	150,000	152,611
City & County of San Francisco, General Obligation, Series A
1.78%, 06/15/29	600,000	602,091
City of Bossier Utilities, Revenue Bond (BAM Insured)
1.00%, 10/01/25	370,000	370,827
City of Columbia Waterworks & Sewer System, Revenue Bond, Series B
0.78%, 02/01/25	400,000	399,512
1.29%, 02/01/27	165,000	164,956
City of Deltona Utility System, Revenue Bond (BAM Insured)
1.54%, 10/01/29	250,000	248,959
City of Phoenix Civic Improvement Corporation, Junior Lien Revenue Bond, Series C
1.84%, 07/01/29	640,000	646,942
City of Tacoma Washington Electric System Revenue, Revenue Bond
5.64%, 01/01/27	600,000	729,823
Connecticut Green Bank, Revenue Bond
2.15%, 11/15/29	207,000	209,501
Connecticut Housing Finance Authority, Revenue Bond, Series 29
1.20%, 06/15/25	400,000	401,385
County of Hernando Water & Sewer, Revenue Bond, Series A
1.01%, 06/01/25	300,000	302,696
Coweta County Water & Sewage Authority, Revenue Bond, Series A
2.00%, 06/01/25	200,000	208,382
Cucamonga Valley Water District Financing Authority, Revenue Bond, Series A
0.99%, 09/01/25	150,000	150,841
Denver City & County Housing Authority, Revenue Bond (HUD Sector 8 Program)
0.84%, 08/01/24	500,000	500,190
District of Columbia Housing Finance Agency, Revenue Bond, Series A-2 (FHA Insured)
1.90%, 03/01/29	140,000	137,719
2.05%, 03/01/30	420,000	412,413
Economy Borough Municipal Authority, Revenue Bond, Series A (BAM Insured)
0.42%, 12/15/22	660,000	661,612

GLOBAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Honolulu City & County Board of Water Supply, Revenue Bond, Series B
1.16%, 07/01/26	$580,000	$580,566
Iowa State Finance Authority, Revenue Bond, Series B
0.47%, 08/01/24	350,000	348,873
Metropolitan Water District of Salt Lake & Sandy, Revenue Bond, Series B
0.82%, 07/01/25	475,000	473,711
1.52%, 07/01/28	200,000	200,198
Montgomery Water Works & Sanitary Sewer Board, Revenue Bond
2.00%, 09/01/26	400,000	415,516
Narragansett Bay Commission, Revenue Bond
2.09%, 09/01/30	500,000	509,280
New York City Housing Development Corporation, Revenue Bond, Series B
0.82%, 05/01/25	150,000	148,944
0.92%, 11/01/25	200,000	197,863
1.02%, 05/01/26	250,000	246,351
New York State Housing Finance Agency, Revenue Bond (SonyMA Insured)
1.13%, 11/01/25	165,000	164,624
North Carolina Capital Facilities Finance Agency, Revenue Bond, Series B
1.05%, 10/01/23	150,000	149,927
1.43%, 10/01/24	100,000	99,672
Pontiac Wastewater Treatment Facility Drainage District, Special Assessment Bond (County Gtd.)
2.00%, 06/01/22	545,000	551,545
Regional Transportation District Sales Tax, Revenue Bond, Series A
0.70%, 11/01/25	600,000	590,641
Riverside Community College District, General Obligation
0.82%, 08/01/25	195,000	194,781
Romulus Community Schools, General Obligation, Series B (Q-SBLF Insured)
1.00%, 05/01/25	200,000	199,901
San Antonio Education Facilities Corporation, Revenue Bond
1.74%, 04/01/25	250,000	249,795
Santa Clara Valley Water District COPS, Series D
1.78%, 06/01/31	440,000	435,325
Silicon Valley Clean Water, Revenue Bond, Series A
1.38%, 08/01/27	240,000	240,445
Somerset County Improvement Authority, Revenue Bond (County Gtd.)
0.97%, 04/15/25	530,000	531,596
	Par	Value
Spartanburg Sanitary Sewer District, Revenue Bond
1.19%, 03/01/26	$300,000	$301,979
State of California Department of Water Resources, Revenue Bond
0.51%, 12/01/24	750,000	747,057
Tift County Hospital Authority, Revenue Bond (County Gtd.)
1.05%, 12/01/25	325,000	324,865
United Independent School District, General Obligation (PSF-Gtd.)
5.00%, 08/15/25	160,000	185,493
Upper Santa Clara Valley Joint Powers Authority, Revenue Bond, Series B
1.18%, 08/01/26	360,000	360,310
Total Municipal Bonds (Cost $16,278,886)		16,252,199
PRIVATE INVESTMENTS — 0.6%
Calvert Impact Capital, Inc. 2.50%, 01/30/26	1,000,000	1,000,000
Waymaker ValueAdd Real Estate Fund LP τ	—	—
Total Private Investments (Cost $1,000,000)		1,000,000

	Shares
COMMON STOCKS — 33.3%
Consumer Discretionary — 1.5%
Home Depot, Inc. (The)	3,053	1,002,178
NIKE, Inc. Class B	7,583	1,101,279
Tesla, Inc.*	591	458,308
		2,561,765
Consumer Staples — 0.3%
McCormick & Co., Inc. (Non-Voting Shares)	5,417	438,939
Financials — 3.4%
Marsh & McLennan Cos., Inc.	15,067	2,281,596
Progressive Corporation (The)	15,559	1,406,378
Walker & Dunlop, Inc.	19,104	2,168,304
		5,856,278
Health Care — 2.8%
Accolade, Inc.*	12,015	506,673
Encompass Health Corporation	24,423	1,832,702
Humana, Inc.	6,401	2,490,949
		4,830,324
Industrials — 3.7%
Evoqua Water Technologies Corporation*	81,738	3,070,079
Westinghouse Air Brake Technologies Corporation	18,514	1,596,092
Xylem, Inc.	13,689	1,693,056
		6,359,227

	Shares	Value
Information Technology — 18.5%
Adobe, Inc.*	6,106	$3,515,346
Autodesk, Inc.*	12,113	3,454,264
Avalara, Inc.*	12,655	2,211,714
Bill.com Holdings, Inc.*	4,708	1,256,801
Cadence Design Systems, Inc.*	9,750	1,476,540
IPG Photonics Corporation*	11,227	1,778,357
Lam Research Corporation	3,940	2,242,451
Mastercard, Inc. Class A	5,102	1,773,863
Microchip Technology, Inc.	12,556	1,927,221
Microsoft Corporation	19,695	5,552,414
NVIDIA Corporation	14,969	3,100,978
Texas Instruments, Inc.	9,651	1,855,019
Zendesk, Inc.*	13,885	1,616,075
		31,761,043
Materials — 0.7%
Avery Dennison Corporation	6,205	1,285,738
Real Estate — 2.4%
Crown Castle International Corporation REIT	8,076	1,399,732
Equinix, Inc. REIT	2,035	1,607,915
Prologis, Inc. REIT	8,765	1,099,394
		4,107,041
Total Common Stocks (Cost $50,067,260)		57,200,355
FOREIGN COMMON STOCKS — 27.1%
Australia — 0.3%
Nanosonics, Ltd.*	97,002	434,227
Canada — 2.9%
Boralex, Inc. Class A	44,020	1,299,817
Innergex Renewable Energy, Inc.	82,919	1,328,956
Intact Financial Corporation	17,529	2,317,825
		4,946,598
France — 2.6%
Legrand SA	15,559	1,667,142
Orange SA	35,847	387,680
Schneider Electric SE	14,575	2,427,525
		4,482,347
Germany — 1.9%
adidas AG	5,121	1,609,308
Knorr-Bremse AG	16,219	1,735,297
		3,344,605
Hong Kong — 1.5%
AIA Group, Ltd.	186,000	2,139,820
Linklogis, Inc. Class B 144A *	462,887	474,493
		2,614,313
Ireland — 2.8%
Aon PLC Class A	10,625	3,036,306
ICON PLC*	7,100	1,860,342
		4,896,648
Japan — 5.5%
Murata Manufacturing Co., Ltd.	23,700	2,096,324
Nidec Corporation	9,500	1,047,280
	Shares	Value
Nintendo Co., Ltd.Δ	4,300	$2,054,896
Shimadzu Corporation	45,100	1,980,619
Shimano, Inc.	7,700	2,249,842
		9,428,961
Jersey — 1.3%
Aptiv PLC*	14,870	2,215,184
Netherlands — 2.2%
ASML Holding NV	2,856	2,133,599
Wolters Kluwer NV	14,969	1,586,662
		3,720,261
Switzerland — 1.4%
TE Connectivity, Ltd.	17,037	2,337,817
Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,400	2,724,260
United Kingdom — 3.1%
Atlassian Corporation PLC Class A*	5,121	2,004,462
DS Smith PLC	295,734	1,633,252
SSE PLC	81,047	1,706,455
		5,344,169
Total Foreign Common Stocks (Cost $44,647,120)		46,489,390
MONEY MARKET FUNDS — 5.3%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø ∞	8,478,129	8,478,129
Northern Institutional Liquid Assets Portfolio (Shares), 0.03%Ø §	650,249	650,249
Total Money Market Funds (Cost $9,128,378)		9,128,378
TOTAL INVESTMENTS —99.6% (Cost $162,593,456)		170,971,667
Other Assets in Excess of Liabilities — 0.4%		762,525
NET ASSETS — 100.0%		$171,734,192

GLOBAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Canadian Dollars/U.S. Dollars	12/2021	6	$473,940	$361
MSCI EAFE Index	12/2021	46	5,214,100	(246,482)
MSCI Emerging Markets	12/2021	41	2,553,480	(120,711)
S&P/TSX 60 Index	12/2021	3	566,604	(13,977)
10-Year U.S. Treasury Note	12/2021	(40)	(5,264,375)	69,375
Ultra 10-Year U.S. Treasury Note	12/2021	(8)	(1,162,000)	22,008
Ultra Long U.S. Treasury Bond	12/2021	33	6,305,062	(219,618)
2-Year U.S. Treasury Note	12/2021	25	5,501,367	(3,125)
5-Year U.S. Treasury Note	12/2021	8	981,938	(6,187)
Total Futures Contracts outstanding at September 30, 2021			$15,170,116	$(518,356)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 94.3%
Communication Services — 11.2%
Activision Blizzard, Inc.	58,450	$4,523,446
Alphabet, Inc. Class A*	23,887	63,862,372
Alphabet, Inc. Class C*	23,016	61,344,775
AT&T, Inc.	621,024	16,773,858
Charter Communications, Inc. Class AΔ*	11,090	8,068,640
Comcast Corporation Class A	376,227	21,042,376
Discovery, Inc. Class AΔ*	27,796	705,463
Discovery, Inc. Class CΔ*	15,921	386,403
DISH Network Corporation Class AΔ*	18,408	800,012
Electronic Arts, Inc.	25,211	3,586,265
Facebook, Inc. Class A*	192,258	65,250,443
Fox Corporation Class A	31,129	1,248,584
Fox Corporation Class B	9,099	337,755
Interpublic Group of Cos., Inc. (The)	47,139	1,728,587
Live Nation Entertainment, Inc.Δ*	10,940	996,962
Lumen Technologies, Inc.Δ	121,774	1,508,780
Match Group, Inc.*	13,532	2,124,389
Netflix, Inc.*	35,817	21,860,548
News Corporation Class A	13,865	326,243
News Corporation Class B	13,984	324,848
Omnicom Group, Inc.	24,095	1,745,924
Take-Two Interactive Software, Inc.*	10,102	1,556,415
T-Mobile US, Inc.*	47,662	6,089,297
Twitter, Inc.*	60,429	3,649,307
Verizon Communications, Inc.	351,734	18,997,153
ViacomCBS, Inc. Class B	52,671	2,081,031
Walt Disney Co. (The)*	146,419	24,769,702
		335,689,578
Consumer Discretionary — 11.7%
Advance Auto Parts, Inc.	6,948	1,451,368
Amazon.com, Inc.*	34,427	113,094,072
AutoZone, Inc.*	2,011	3,414,658
Bath & Body Works, Inc.	18,529	1,167,883
Best Buy Co., Inc.	15,833	1,673,706
Booking Holdings, Inc.*	3,419	8,116,262
BorgWarner, Inc.Δ	6,279	271,316
CarMax, Inc.Δ*	16,274	2,082,421
Carnival CorporationΔ*	61,806	1,545,768
Chipotle Mexican Grill, Inc.*	2,169	3,942,201
D.R. Horton, Inc.	20,166	1,693,339
Darden Restaurants, Inc.	9,727	1,473,349
Dollar General Corporation	18,720	3,971,261
Dollar Tree, Inc.*	18,243	1,746,220
Domino’s Pizza, Inc.	3,030	1,445,189
eBay, Inc.	59,500	4,145,365
Etsy, Inc.Δ*	9,267	1,927,165
Expedia Group, Inc.*	10,462	1,714,722
Ford Motor Co.*	322,040	4,560,086
Gap, Inc. (The)Δ	36,887	837,335
General Motors Co.*	106,950	5,637,335
Genuine Parts Co.	12,313	1,492,705
Hanesbrands, Inc.	39,392	675,967
Hasbro, Inc.	10,784	962,148
	Shares	Value
Hilton Worldwide Holdings, Inc.*	25,822	$3,411,344
Home Depot, Inc. (The)	84,598	27,770,139
Leggett & Platt, Inc.	4,991	223,796
Lennar Corporation Class AΔ	21,185	1,984,611
LKQ Corporation*	18,658	938,871
Lowe’s Cos., Inc.	58,190	11,804,423
Marriott International, Inc. Class A*	24,143	3,575,337
McDonald’s Corporation	64,280	15,498,551
Mohawk Industries, Inc.*	2,387	423,454
Newell Brands, Inc.	39,118	866,073
NIKE, Inc. Class B	104,453	15,169,709
Norwegian Cruise Line Holdings, Ltd.Δ*	41,279	1,102,562
NVR, Inc.*	266	1,275,225
O’Reilly Automotive, Inc.*	5,716	3,492,819
Pool Corporation	3,147	1,367,088
PulteGroup, Inc.	11,415	524,177
PVH Corporation*	2,959	304,156
Ralph Lauren Corporation	2,058	228,520
Ross Stores, Inc.	25,592	2,785,689
Royal Caribbean Cruises, Ltd.Δ*	15,182	1,350,439
Starbucks Corporation	100,677	11,105,680
Tapestry, Inc.	24,199	895,847
Target Corporation	41,380	9,466,503
Tesla, Inc.*	64,334	49,889,730
TJX Cos., Inc. (The)	90,590	5,977,128
Tractor Supply Co.	7,490	1,517,549
Ulta Beauty, Inc.*	3,840	1,385,933
Under Armour, Inc. Class A*	20,379	411,248
Under Armour, Inc. Class C*	9,410	164,863
VF Corporation	27,573	1,847,115
Whirlpool Corporation	5,249	1,070,061
Yum! Brands, Inc.	25,974	3,176,880
		350,047,361
Consumer Staples — 5.5%
Archer-Daniels-Midland Co.	58,262	3,496,303
Campbell Soup Co.	28,952	1,210,483
Church & Dwight Co., Inc.	27,416	2,263,739
Clorox Co. (The)	12,213	2,022,595
Coca-Cola Co. (The)	355,841	18,670,977
Colgate-Palmolive Co.	67,001	5,063,936
Conagra Brands, Inc.	41,499	1,405,571
Costco Wholesale Corporation	36,347	16,332,524
Estee Lauder Cos., Inc. (The) Class A	19,563	5,867,531
General Mills, Inc.	82,355	4,926,476
Hershey Co. (The)	10,717	1,813,852
Hormel Foods Corporation	43,964	1,802,524
J.M. Smucker Co. (The)	15,075	1,809,452
Kellogg Co.	42,353	2,707,204
Kimberly-Clark Corporation	31,736	4,203,116
Kraft Heinz Co. (The)	63,648	2,343,519
Kroger Co. (The)	64,489	2,607,290
Lamb Weston Holdings, Inc.	17,029	1,045,070
McCormick & Co., Inc. (Non-Voting Shares)	25,400	2,058,162
Mondelez International, Inc. Class A	133,352	7,758,419
Monster Beverage Corporation*	41,035	3,645,139

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
PepsiCo, Inc.	129,885	$19,536,003
Procter & Gamble Co. (The)	204,366	28,570,367
Sysco Corporation	37,870	2,972,795
Tyson Foods, Inc. Class A	27,409	2,163,667
Walgreens Boots Alliance, Inc.	61,239	2,881,295
Walmart, Inc.	113,177	15,774,610
		164,952,619
Energy — 2.5%
APA Corporation	23,559	504,869
Archrock, Inc.	13	107
Baker Hughes Co.	33,215	821,407
Cabot Oil & Gas Corporation	29,892	650,450
Chevron Corporation	161,435	16,377,581
ConocoPhillips	112,555	7,627,852
Devon Energy Corporation	38,557	1,369,159
Diamondback Energy, Inc.	10,890	1,030,956
EOG Resources, Inc.	40,407	3,243,470
Exterran Corporation*	6	27
Exxon Mobil Corporation	355,827	20,929,744
Halliburton Co.	74,621	1,613,306
Hess CorporationΔ	18,891	1,475,576
Kinder Morgan, Inc.	146,006	2,442,680
Marathon Oil Corporation	69,854	954,904
Marathon Petroleum Corporation	50,234	3,104,964
Occidental Petroleum Corporation	79,090	2,339,482
ONEOK, Inc.Δ	35,809	2,076,564
Phillips 66Δ	31,961	2,238,229
Pioneer Natural Resources Co.	18,667	3,108,242
Valero Energy Corporation	31,110	2,195,433
Williams Cos., Inc. (The)	96,309	2,498,256
		76,603,258
Financials — 10.8%
Aflac, Inc.	55,516	2,894,049
Allstate Corporation (The)	28,840	3,671,620
American Express Co.	51,128	8,565,474
American International Group, Inc.	67,569	3,708,862
Ameriprise Financial, Inc.	10,894	2,877,323
Arthur J. Gallagher & Co.	15,093	2,243,574
Assurant, Inc.	2,341	369,293
Bank of America Corporation	621,241	26,371,680
Bank of New York Mellon Corporation (The)	72,967	3,782,609
Berkshire Hathaway, Inc. Class B*	155,715	42,500,852
BlackRock, Inc.	12,151	10,190,558
Brown & Brown, Inc.	18,702	1,037,026
Capital One Financial Corporation	34,907	5,653,887
Cboe Global Markets, Inc.	8,664	1,073,123
Charles Schwab Corporation (The)	124,970	9,102,815
Cincinnati Financial Corporation	10,988	1,255,049
Citigroup, Inc.	170,029	11,932,635
Citizens Financial Group, Inc.	18,464	867,439
CME Group, Inc.	28,081	5,430,304
Comerica, Inc.	10,547	849,034
Discover Financial Services	22,685	2,786,852
Everest Re Group, Ltd.	3,173	795,725
Fifth Third BancorpΔ	52,084	2,210,445
First Republic Bank	11,885	2,292,379
	Shares	Value
Franklin Resources, Inc.	23,495	$698,271
Globe Life, Inc.	4,186	372,680
Goldman Sachs Group, Inc. (The)	27,330	10,331,560
Hartford Financial Services Group, Inc. (The)	28,747	2,019,477
Huntington Bancshares, Inc.	118,830	1,837,112
Intercontinental Exchange, Inc.	43,068	4,945,068
Invesco, Ltd.	43,478	1,048,255
JPMorgan Chase & Co.	249,235	40,797,277
KeyCorp	64,549	1,395,549
Lincoln National Corporation	19,455	1,337,531
Loews Corporation	3,079	166,051
M&T Bank Corporation	10,059	1,502,211
MarketAxess Holdings, Inc.	2,840	1,194,760
Marsh & McLennan Cos., Inc.	39,915	6,044,328
MetLife, Inc.	64,005	3,951,029
Moody’s Corporation	11,483	4,077,728
Morgan Stanley	122,245	11,895,661
MSCI, Inc.	6,556	3,988,277
Nasdaq, Inc.	9,140	1,764,203
Northern Trust Corporation	16,617	1,791,479
People’s United Financial, Inc.	11,480	200,556
PNC Financial Services Group, Inc. (The)	34,137	6,678,563
Principal Financial Group, Inc.	22,421	1,443,912
Progressive Corporation (The)	45,104	4,076,951
Prudential Financial, Inc.	36,128	3,800,666
Raymond James Financial, Inc.	13,842	1,277,340
Regions Financial Corporation	40,587	864,909
S&P Global, Inc.Δ	18,528	7,872,362
State Street Corporation	30,870	2,615,306
SVB Financial Group*	4,197	2,714,955
Synchrony Financial	55,655	2,720,416
T. Rowe Price Group, Inc.Δ	15,490	3,046,883
Travelers Cos., Inc. (The)	21,004	3,192,818
Truist Financial Corporation	104,234	6,113,324
U.S. Bancorp	117,801	7,002,091
W.R. Berkley Corporation	11,267	824,519
Wells Fargo & Co.	334,461	15,522,335
Zions Bancorp NA	7,446	460,833
		324,049,853
Health Care — 12.1%
Abbott Laboratories	147,641	17,440,831
ABIOMED, Inc.*	4,950	1,611,324
Agilent Technologies, Inc.	39,257	6,184,155
Align Technology, Inc.*	6,636	4,415,793
Amgen, Inc.	58,876	12,519,981
Anthem, Inc.	21,194	7,901,123
Baxter International, Inc.	49,046	3,944,770
Becton, Dickinson and Co.	26,061	6,406,315
Biogen, Inc.*	17,105	4,840,544
Bio-Rad Laboratories, Inc. Class A*	3,122	2,328,856
Boston Scientific Corporation*	120,221	5,216,389
Bristol-Myers Squibb Co.	265,389	15,703,067
Cardinal Health, Inc.	27,527	1,361,485
Catalent, Inc.*	31,379	4,175,604
Centene CorporationΔ*	48,859	3,044,404

	Shares	Value
Cerner Corporation	28,126	$1,983,446
Charles River Laboratories International, Inc.*	8,314	3,430,938
Cigna Corporation	29,323	5,869,292
CVS Health Corporation	111,494	9,461,381
Danaher Corporation	51,667	15,729,501
DaVita, Inc.*	13,768	1,600,668
DENTSPLY SIRONA, Inc.	26,241	1,523,290
DexCom, Inc.*	7,150	3,910,049
Edwards Lifesciences Corporation*	57,327	6,489,990
Eli Lilly and Co.	73,112	16,892,528
Gilead Sciences, Inc.	161,179	11,258,353
HCA Healthcare, Inc.	23,088	5,603,919
Henry Schein, Inc.*	11,738	893,966
Hologic, Inc.*	29,305	2,163,002
Humana, Inc.	10,676	4,154,565
IDEXX Laboratories, Inc.*	7,551	4,695,967
Illumina, Inc.*	12,688	5,146,380
Incyte Corporation*	41,125	2,828,578
Intuitive Surgical, Inc.*	9,533	9,477,232
IQVIA Holdings, Inc.*	33,184	7,948,895
Johnson & Johnson	242,422	39,151,153
Laboratory Corporation of America Holdings*	7,436	2,092,788
McKesson Corporation	13,291	2,649,960
Mettler-Toledo International, Inc.*	2,979	4,103,155
Moderna, Inc.*	29,118	11,206,353
Organon & Co.	39,109	1,282,384
PerkinElmer, Inc.	16,506	2,860,325
Quest Diagnostics, Inc.	16,017	2,327,430
Regeneron Pharmaceuticals, Inc.*	12,710	7,691,838
ResMed, Inc.	11,820	3,115,161
Stryker Corporation	27,962	7,374,139
Teleflex, Inc.	4,060	1,528,793
UnitedHealth Group, Inc.	77,031	30,099,093
Universal Health Services, Inc. Class B	6,340	877,266
Vertex Pharmaceuticals, Inc.*	29,389	5,330,871
Viatris, Inc.	188,114	2,548,945
Waters Corporation*	8,175	2,920,928
West Pharmaceutical Services, Inc.	5,815	2,468,700
Zimmer Biomet Holdings, Inc.	21,341	3,123,469
Zoetis, Inc.	61,152	11,872,049
		362,781,381
Industrials — 7.5%
3M Co.	52,910	9,281,472
A.O. Smith Corporation	16,217	990,372
Alaska Air Group, Inc.*	10,021	587,231
American Airlines Group, Inc.Δ*	66,936	1,373,527
AMETEK, Inc.	16,745	2,076,547
Boeing Co. (The)*	41,191	9,059,549
C.H. Robinson Worldwide, Inc.Δ	12,459	1,083,933
Carrier Global Corporation	63,362	3,279,617
Caterpillar, Inc.	44,540	8,550,344
Cintas Corporation	6,438	2,450,689
Copart, Inc.*	11,178	1,550,612
CSX Corporation	195,759	5,821,873
	Shares	Value
Cummins, Inc.	10,680	$2,398,301
Deere & Co.	24,563	8,230,324
Delta Air Lines, Inc.*	71,807	3,059,696
Dover Corporation	13,712	2,132,216
Emerson Electric Co.	55,944	5,269,925
Equifax, Inc.	8,312	2,106,427
Expeditors International of Washington, Inc.	6,818	812,228
Fastenal Co.	36,004	1,858,166
FedEx Corporation	19,831	4,348,740
Fortive Corporation	28,093	1,982,523
Fortune Brands Home & Security, Inc.	13,017	1,163,980
Generac Holdings, Inc.*	4,876	1,992,675
General Dynamics Corporation	20,407	4,000,384
General Electric Co.	90,769	9,351,930
Honeywell International, Inc.	55,553	11,792,791
Howmet Aerospace, Inc.	32,372	1,010,006
Huntington Ingalls Industries, Inc.	2,805	541,533
IDEX Corporation	5,716	1,182,926
IHS Markit, Ltd.	29,494	3,439,590
Illinois ToolWorks, Inc.	25,469	5,262,660
Ingersoll-Rand, Inc.*	30,890	1,557,165
J.B. Hunt Transport Services, Inc.Δ	3,269	546,642
Jacobs Engineering Group, Inc.Δ	12,155	1,610,902
Kansas City Southern	10,006	2,708,024
L3Harris Technologies, Inc.	16,801	3,700,252
Leidos Holdings, Inc.	10,893	1,047,144
Lockheed Martin Corporation	22,033	7,603,588
Masco Corporation	23,878	1,326,423
Norfolk Southern Corporation	19,839	4,746,481
Northrop Grumman Corporation	12,728	4,583,989
Old Dominion Freight Line, Inc.	7,428	2,124,259
Otis Worldwide Corporation	31,681	2,606,713
PACCAR, Inc.	22,794	1,798,903
Parker-Hannifin Corporation	8,815	2,464,850
Quanta Services, Inc.	5,431	618,156
Raytheon Technologies Corporation	126,686	10,889,929
Republic Services, Inc.	19,655	2,359,779
Robert Half International, Inc.	4,920	493,624
Rockwell Automation, Inc.Δ	8,494	2,497,576
Rollins, Inc.	21,375	755,179
Roper Technologies, Inc.	8,524	3,802,812
Snap-on, Inc.	5,899	1,232,596
Southwest Airlines Co.Δ*	54,434	2,799,541
Stanley Black & Decker, Inc.	10,352	1,814,809
Teledyne Technologies, Inc.*	3,268	1,403,867
Textron, Inc.	19,700	1,375,257
TransDigm Group, Inc.Δ*	3,870	2,417,086
Union Pacific Corporation	55,813	10,939,906
United Airlines Holdings, Inc.*	19,397	922,715
United Parcel Service, Inc. Class B	59,797	10,889,034
United Rentals, Inc.Δ*	5,421	1,902,392
Verisk Analytics, Inc.	12,729	2,549,237
W.W. Grainger, Inc.	3,321	1,305,352
Waste Management, Inc.Δ	33,085	4,941,576
Westinghouse Air Brake Technologies CorporationΔ	11,295	973,742

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Xylem, Inc.	9,669	$1,195,862
		224,548,149
Information Technology — 26.1%
Adobe, Inc.*	38,494	22,161,766
Advanced Micro Devices, Inc.*	97,492	10,031,927
Akamai Technologies, Inc.*	12,022	1,257,381
Amphenol Corporation Class AΔ	53,795	3,939,408
Analog Devices, Inc.	41,848	7,008,703
ANSYS, Inc.*	7,710	2,624,869
Apple, Inc.	1,256,726	177,826,729
Applied Materials, Inc.	71,724	9,233,031
Arista Networks, Inc.*	4,638	1,593,802
Autodesk, Inc.*	15,847	4,519,089
Automatic Data Processing, Inc.	36,726	7,342,262
Broadcom, Inc.	34,492	16,726,206
Broadridge Financial Solutions, Inc.	6,807	1,134,318
Cadence Design Systems, Inc.*	18,580	2,813,755
CDW Corporation	11,000	2,002,220
Ceridian HCM Holding, Inc.Δ*	10,792	1,215,395
Cisco Systems, Inc.	350,235	19,063,291
Citrix Systems, Inc.	9,508	1,020,874
Cognizant Technology Solutions Corporation Class A	43,559	3,232,513
Corning, Inc.	59,799	2,182,066
DXC Technology Co.*	18,725	629,347
Enphase Energy, Inc.*	11,154	1,672,765
F5 Networks, Inc.*	2,480	492,974
Fidelity National Information Services, Inc.	47,995	5,840,032
Fiserv, Inc.*	43,328	4,701,088
FleetCor Technologies, Inc.*	6,254	1,633,983
Fortinet, Inc.*	9,885	2,886,815
Gartner, Inc.*	5,295	1,609,045
Global Payments, Inc.	22,769	3,587,939
Hewlett Packard Enterprise Co.Δ	113,804	1,621,707
HP, Inc.Δ	114,004	3,119,149
Intel Corporation	328,598	17,507,701
International Business Machines Corporation	75,798	10,530,616
Intuit, Inc.	22,108	11,927,487
IPG Photonics Corporation*	2,807	444,629
Jack Henry & Associates, Inc.	5,530	907,252
Juniper Networks, Inc.	15,019	413,323
Keysight Technologies, Inc.*	13,420	2,204,772
KLA Corporation	11,211	3,750,192
Lam Research CorporationΔ	10,705	6,092,751
Mastercard, Inc. Class A	68,771	23,910,301
Microchip Technology, Inc.	20,515	3,148,847
Micron Technology, Inc.	84,017	5,963,527
Microsoft Corporation	605,174	170,610,654
Monolithic Power Systems, Inc.	3,300	1,599,444
Motorola Solutions, Inc.	13,048	3,031,311
NetApp, Inc.	21,788	1,955,691
NortonLifeLock, Inc.	47,298	1,196,639
NVIDIA Corporation	200,218	41,477,161
Oracle Corporation	151,041	13,160,202
Paychex, Inc.	27,668	3,111,267
	Shares	Value
Paycom Software, Inc.*	3,850	$1,908,638
PayPal Holdings, Inc.*	94,369	24,555,757
PTC, Inc.*	8,101	970,419
Qorvo, Inc.*	9,101	1,521,596
QUALCOMM, Inc.	91,816	11,842,428
salesforce.com, Inc.*	78,014	21,158,957
ServiceNow, Inc.*	16,274	10,126,822
Skyworks Solutions, Inc.	15,074	2,483,894
Synopsys, Inc.*	13,432	4,021,675
Teradyne, Inc.Δ	12,953	1,414,079
Texas Instruments, Inc.	78,134	15,018,136
Trimble, Inc.*	19,275	1,585,369
Tyler Technologies, Inc.*	3,141	1,440,620
VeriSign, Inc.*	7,867	1,612,814
Visa, Inc. Class AΔ	135,771	30,242,990
Western Digital Corporation*	24,973	1,409,476
Western Union Co. (The)	39,393	796,526
Xilinx, Inc.	18,364	2,772,780
Zebra Technologies Corporation Class A*	4,187	2,158,064
		784,709,256
Materials — 1.9%
Air Products and Chemicals, Inc.	18,561	4,753,658
Albemarle Corporation	8,321	1,822,049
Avery Dennison Corporation	3,272	677,991
Ball Corporation	26,240	2,360,813
Celanese Corporation	9,582	1,443,433
CF Industries Holdings, Inc.	17,082	953,517
Corteva, Inc.	55,219	2,323,616
Dow, Inc.	72,331	4,163,372
DuPont de Nemours, Inc.	47,302	3,216,063
Eastman Chemical Co.	14,389	1,449,548
Ecolab, Inc.	16,680	3,479,782
FMC Corporation	5,397	494,149
Freeport-McMoRan, Inc.	112,863	3,671,433
International Flavors & Fragrances, Inc.	19,185	2,565,418
International Paper Co.	43,581	2,437,050
Martin Marietta Materials, Inc.	5,969	2,039,488
Mosaic Co. (The)	26,057	930,756
Newmont Corporation	67,991	3,691,911
Nucor Corporation	32,443	3,195,311
Packaging Corporation of America	6,567	902,568
PPG Industries, Inc.	18,443	2,637,533
Sealed Air Corporation	10,710	586,801
Sherwin-Williams Co. (The)	19,044	5,327,178
Vulcan Materials Co.	11,222	1,898,314
Westrock Co.	21,818	1,087,191
		58,108,943
Real Estate — 2.6%
Alexandria Real Estate Equities, Inc. REIT	11,494	2,196,159
American Tower Corporation REIT	37,022	9,826,009
AvalonBay Communities, Inc. REIT	11,730	2,599,837
Boston Properties, Inc. REITΔ	11,272	1,221,321
CBRE Group, Inc. Class A*	35,708	3,476,531

	Shares	Value
Crown Castle International Corporation REIT	35,778	$6,201,043
Digital Realty Trust, Inc. REITΔ	25,560	3,692,142
Duke Realty Corporation REIT	32,547	1,558,025
Equinix, Inc. REIT	6,878	5,434,514
Equity Residential REIT	36,341	2,940,714
Essex Property Trust, Inc. REIT	5,627	1,799,177
Extra Space Storage, Inc. REIT	8,534	1,433,627
Federal Realty Investment Trust REITΔ	2,600	306,774
Healthpeak Properties, Inc. REIT	46,597	1,560,068
Host Hotels & Resorts, Inc. REIT*	47,435	774,613
Iron Mountain, Inc. REITΔ	32,755	1,423,205
Kimco Realty Corporation REIT	56,971	1,182,148
Mid-America Apartment Communities, Inc. REITΔ	7,607	1,420,607
Prologis, Inc. REIT	61,392	7,700,399
Public Storage REIT	13,141	3,904,191
Realty Income Corporation REIT	28,647	1,858,044
Regency Centers Corporation REIT	15,104	1,016,952
SBA Communications Corporation REIT	9,082	3,002,237
Simon Property Group, Inc. REIT	25,427	3,304,747
UDR, Inc. REITΔ	16,995	900,395
Ventas, Inc. REIT	33,547	1,852,130
Vornado Realty Trust REIT	15,993	671,866
Welltower, Inc. REITΔ	31,626	2,605,982
Weyerhaeuser Co. REIT	66,786	2,375,578
		78,239,035
Utilities — 2.4%
AES Corporation (The)	56,201	1,283,069
Alliant Energy Corporation	22,632	1,266,939
Ameren CorporationΔ	19,884	1,610,604
American Electric Power Co., Inc.	43,060	3,495,611
American Water Works Co., Inc.	13,583	2,296,070
Atmos Energy Corporation	8,640	762,048
CenterPoint Energy, Inc.	50,231	1,235,683
CMS Energy Corporation	24,417	1,458,427
Consolidated Edison, Inc.	33,879	2,459,277
Dominion Energy, Inc.	72,926	5,325,056
DTE Energy Co.	16,224	1,812,383
Duke Energy Corporation	67,901	6,626,459
Edison International	40,240	2,232,113
Entergy Corporation	11,610	1,152,989
Evergy, Inc.	17,247	1,072,763
Eversource Energy	30,559	2,498,504
Exelon Corporation	65,931	3,187,104
FirstEnergy Corporation	51,603	1,838,099
NextEra Energy, Inc.	157,748	12,386,373
NiSource, Inc.	23,079	559,204
NRG Energy, Inc.Δ	19,377	791,163
Pinnacle West Capital Corporation	4,108	297,255
PPL Corporation	73,784	2,057,098
Public Service Enterprise Group, Inc.	46,751	2,847,136
Sempra Energy	20,984	2,654,476
Southern Co. (The)	92,202	5,713,758
WEC Energy Group, Inc.	26,694	2,354,411
	Shares	Value
Xcel Energy, Inc.	35,982	$2,248,875
		73,522,947
Total Common Stocks (Cost $1,572,413,754)		2,833,252,380
FOREIGN COMMON STOCKS — 3.2%
Curacao — 0.1%
Schlumberger NV	121,737	3,608,285
Ireland — 2.3%
Accenture PLC Class A	50,763	16,240,099
Allegion PLC	11,277	1,490,594
Aon PLC Class A	19,060	5,446,776
Eaton Corporation PLC	34,612	5,167,918
Johnson Controls International PLC	75,803	5,160,668
Linde PLC	42,397	12,438,432
Medtronic PLC	114,412	14,341,544
Pentair PLCΔ	6,692	486,040
Seagate Technology Holdings PLC	24,342	2,008,702
STERIS PLC	7,533	1,538,841
Trane Technologies PLC	16,206	2,797,966
Willis Towers Watson PLC	8,889	2,066,337
		69,183,917
Jersey — 0.2%
Amcor PLC	120,129	1,392,295
Aptiv PLC*	18,385	2,738,814
		4,131,109
Netherlands — 0.2%
LyondellBasell Industries NV Class A	27,312	2,563,231
NXP Semiconductor NV	21,486	4,208,463
		6,771,694
Switzerland — 0.4%
Chubb, Ltd.	35,583	6,172,939
Garmin, Ltd.	8,253	1,283,011
TE Connectivity, Ltd.	28,610	3,925,864
		11,381,814
United Kingdom — 0.0%
Nielsen Holdings PLCΔ	40,749	781,973
Total Foreign Common Stocks (Cost $61,373,330)		95,858,792
MONEY MARKET FUNDS — 2.4%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	71,809,895	71,809,895
Northern Institutional Liquid Assets Portfolio (Shares), 0.03%Ø§	1,060,416	1,060,416
Total Money Market Funds (Cost $72,870,311)		72,870,311
TOTAL INVESTMENTS — 99.9% (Cost $1,706,657,395)		3,001,981,483
Other Assets in Excess of Liabilities — 0.1%		2,740,031
NET ASSETS — 100.0%		$3,004,721,514

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2021	338	$72,631,975	$(2,931,658)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 85.5%
Communication Services — 6.4%
Altice U.S.A., Inc. Class A*	570,240	$11,815,373
AT&T, Inc.	198,239	5,354,435
Comcast Corporation Class A	446,511	24,973,360
Discovery, Inc. Class AΔ*	159,469	4,047,323
Fox Corporation Class A	121,254	4,863,498
T-Mobile US, Inc.*	70,876	9,055,118
Verizon Communications, Inc.	354,714	19,158,103
ViacomCBS, Inc. Class B	141,672	5,597,461
		84,864,671
Consumer Discretionary — 9.0%
Advance Auto Parts, Inc.	94,310	19,700,416
Aramark	295,120	9,697,643
Darden Restaurants, Inc.	36,063	5,462,463
Dick's Sporting Goods, Inc.Δ	24,995	2,993,651
Dollar General Corporation	59,472	12,616,390
Gap, Inc. (The)Δ	68,400	1,552,680
Lennar Corporation Class A	154,735	14,495,575
Lowe’s Cos., Inc.	125,162	25,390,363
Ralph Lauren Corporation	99,781	11,079,682
Target Corporation	68,692	15,714,669
		118,703,532
Consumer Staples — 4.3%
Colgate-Palmolive Co.	57,268	4,328,315
Conagra Brands, Inc.	338,362	11,460,321
Kimberly-Clark Corporation	36,325	4,810,883
Lamb Weston Holdings, Inc.	113,472	6,963,777
Mondelez International, Inc. Class A	114,214	6,644,971
PepsiCo, Inc.	72,698	10,934,506
Post Holdings, Inc.*	50,515	5,564,732
Walmart, Inc.	41,879	5,837,095
		56,544,600
Energy — 4.8%
Baker Hughes Co.	244,325	6,042,157
Chevron Corporation	188,491	19,122,412
Exxon Mobil Corporation	61,085	3,593,020
Hess Corporation	166,080	12,972,509
Phillips 66Δ	179,135	12,544,824
Pioneer Natural Resources Co.	26,911	4,480,951
Valero Energy Corporation	61,011	4,305,546
		63,061,419
Financials — 18.9%
Aflac, Inc.	121,996	6,359,651
Allstate Corporation (The)	42,649	5,429,644
American Express Co.	37,719	6,319,064
American International Group, Inc.	269,745	14,806,303
Ameriprise Financial, Inc.	23,878	6,306,657
Bank of New York Mellon Corporation (The)	206,551	10,707,604
Berkshire Hathaway, Inc. Class B*	89,297	24,372,723
BlackRock, Inc.	13,175	11,049,346
Blackstone, Inc.	36,000	4,188,240
Cincinnati Financial Corporation	46,960	5,363,771
Citigroup, Inc.	196,946	13,821,670
	Shares	Value
Franklin Resources, Inc.	105,105	$3,123,721
Goldman Sachs Group, Inc. (The)	18,089	6,838,185
Intercontinental Exchange, Inc.	68,874	7,908,113
JPMorgan Chase & Co.	199,202	32,607,375
Marsh & McLennan Cos., Inc.	49,391	7,479,279
MetLife, Inc.	121,951	7,528,035
Morgan Stanley	61,400	5,974,834
Northern Trust Corporation	80,131	8,638,923
Progressive Corporation (The)	84,060	7,598,183
Reinsurance Group of America, Inc.	75,976	8,453,090
Signature Bank	21,035	5,727,410
Truist Financial Corporation	138,574	8,127,365
U.S. Bancorp	196,986	11,708,848
Wells Fargo & Co.	404,089	18,753,771
		249,191,805
Health Care — 10.5%
Anthem, Inc.	38,861	14,487,381
Becton, Dickinson and Co.	32,991	8,109,848
Bristol-Myers Squibb Co.	82,077	4,856,496
Centene Corporation*	115,343	7,187,022
Cerner Corporation	141,447	9,974,842
CVS Health Corporation	139,267	11,818,198
Gilead Sciences, Inc.	75,839	5,297,354
Johnson & Johnson	221,558	35,781,617
McKesson Corporation	34,135	6,805,836
Molina Healthcare, Inc.*	33,025	8,960,013
UnitedHealth Group, Inc.	38,175	14,916,500
Zimmer Biomet Holdings, Inc.	69,483	10,169,532
		138,364,639
Industrials — 11.0%
AECOM*	151,614	9,574,424
Deere & Co.	43,210	14,478,375
Emerson Electric Co.	88,816	8,366,467
Fastenal Co.	116,141	5,994,037
General Dynamics Corporation	30,631	6,004,595
General Electric Co.	78,183	8,055,195
Hubbell, Inc.	17,019	3,074,823
J.B. Hunt Transport Services, Inc.	93,102	15,568,516
Jacobs Engineering Group, Inc.Δ	25,181	3,337,238
L3Harris Technologies, Inc.	12,078	2,660,059
Lockheed Martin Corporation	15,561	5,370,101
Norfolk Southern Corporation	33,600	8,038,800
Quanta Services, Inc.	35,454	4,035,374
Raytheon Technologies Corporation	227,802	19,581,860
Stanley Black & Decker, Inc.	42,684	7,482,932
Textron, Inc.	110,657	7,724,965
United Parcel Service, Inc. Class B	84,884	15,457,376
		144,805,137
Information Technology — 11.2%
Apple, Inc.	83,372	11,797,138
Broadcom, Inc.	35,904	17,410,927
Cisco Systems, Inc.	384,609	20,934,268
Cognizant Technology Solutions Corporation Class A	157,604	11,695,793
Corning, Inc.	116,060	4,235,029

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
F5 Networks, Inc.*	23,396	$4,650,657
Fiserv, Inc.*	49,104	5,327,784
HP, Inc.Δ	118,350	3,238,056
Intel Corporation	114,770	6,114,946
International Business Machines Corporation	48,974	6,803,958
Juniper Networks, Inc.	69,800	1,920,896
Microsoft Corporation	37,630	10,608,649
ON Semiconductor Corporation*	166,572	7,624,000
Oracle Corporation	91,761	7,995,136
Paychex, Inc.	58,782	6,610,036
QUALCOMM, Inc.	33,953	4,379,258
Texas Instruments, Inc.	86,859	16,695,168
		148,041,699
Materials — 4.2%
Air Products and Chemicals, Inc.	25,384	6,501,096
Axalta Coating Systems, Ltd.	150,422	4,390,818
Corteva, Inc.	288,831	12,154,008
DuPont de Nemours, Inc.	55,851	3,797,310
Freeport-McMoRan, Inc.	210,127	6,835,431
International Flavors & Fragrances, Inc.	122,367	16,362,915
Sonoco Products Co.	79,869	4,758,595
		54,800,173
Real Estate — 1.6%
American Tower Corporation REIT	23,856	6,331,621
Crown Castle International Corporation REIT	41,986	7,277,013
Jones Lang LaSalle, Inc.*	17,675	4,384,991
Weyerhaeuser Co. REIT	92,901	3,304,489
		21,298,114
Utilities — 3.6%
AES Corporation (The)	257,310	5,874,387
Atmos Energy Corporation	119,176	10,511,323
Dominion Energy, Inc.	101,634	7,421,315
Duke Energy Corporation	56,502	5,514,030
Edison International	47,844	2,653,907
Exelon Corporation	141,829	6,856,014
Pinnacle West Capital Corporation	87,513	6,332,441
Sempra Energy	21,890	2,769,085
		47,932,502
Total Common Stocks (Cost $889,544,254)		1,127,608,291
FOREIGN COMMON STOCKS — 11.1%
Canada — 0.4%
Open Text Corporation	102,497	4,995,704
France — 0.8%
TotalEnergies SE ADRΔ	226,959	10,878,145
Germany — 0.8%
Siemens AG	61,515	10,060,843
Ireland — 4.3%
Johnson Controls International PLC	155,292	10,572,279
Medtronic PLC	242,889	30,446,136
	Shares	Value
Willis Towers Watson PLC	67,167	$15,613,641
		56,632,056
Japan — 0.4%
Nintendo Co., Ltd. ADRΔ	83,500	4,947,375
Singapore — 0.4%
Flex, Ltd.*	317,518	5,613,718
Switzerland — 2.9%
Chubb, Ltd.	84,995	14,744,933
Nestle SA ADR	67,099	8,065,971
Roche Holding AG (Swiss Exchange)	32,032	11,690,718
TE Connectivity, Ltd.	25,507	3,500,070
		38,001,692
United Kingdom — 1.1%
Unilever PLC ADR	277,621	15,052,611
Total Foreign Common Stocks (Cost $121,930,629)		146,182,144
MONEY MARKET FUNDS — 3.5%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	44,165,701	44,165,701
Northern Institutional Liquid Assets Portfolio (Shares), 0.03%Ø§	2,727,431	2,727,431
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	60,753	60,753
Total Money Market Funds (Cost $46,953,885)		46,953,885
TOTAL INVESTMENTS — 100.1% (Cost $1,058,428,768)		1,320,744,320
Liabilities in Excess of Other Assets — (0.1)%		(1,408,759)
NET ASSETS — 100.0%		$1,319,335,561

Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2021	218	$46,845,475	$(1,860,400)
Forward Foreign Currency Contracts outstanding at September 30, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/31/21	U.S. Dollars	21,170,586	Euro	18,009,171	CS	$264,511
12/31/21	U.S. Dollars	14,590,944	British Pounds	10,686,956	JPM	187,493
12/30/21	U.S. Dollars	11,311,676	Swiss Francs	10,408,186	MSCS	115,223
12/31/21	Euro	400,375	U.S. Dollars	464,248	CS	530
Subtotal Appreciation						$567,757
12/31/21	U.S. Dollars	432,452	British Pounds	321,200	JPM	$(449)
Subtotal Depreciation						$(449)
Total Forward Foreign Currency Contracts outstanding at September 30, 2021						$567,308
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 88.6%
Communication Services — 15.6%
Alphabet, Inc. Class A*	7,415	$19,824,151
Alphabet, Inc. Class C*	14,328	38,188,562
Charter Communications, Inc. Class AΔ*	12,492	9,088,679
Facebook, Inc. Class A*	268,818	91,234,141
Match Group, Inc.*	164,221	25,781,055
Netflix, Inc.*	62,395	38,082,164
Pinterest, Inc. Class A*	163,854	8,348,361
Sea, Ltd. ADRΔ*	142,357	45,373,447
Walt Disney Co. (The)*	162,989	27,572,849
Warner Music Group Corporation Class A	178,348	7,622,593
Zillow Group, Inc. Class C*	58,507	5,156,807
		316,272,809
Consumer Discretionary — 12.3%
Advance Auto Parts, Inc.	46,647	9,744,092
Airbnb, Inc. Class A*	34,420	5,773,955
Amazon.com, Inc.*	37,629	123,612,770
Booking Holdings, Inc.*	3,889	9,231,980
Carvana Co.Δ*	16,441	4,957,619
Chewy, Inc. Class AΔ*	134,997	9,194,646
DoorDash, Inc. Class A*	45,021	9,273,426
Floor & Decor Holdings, Inc. Class A*	66,354	8,014,900
Home Depot, Inc. (The)	46,732	15,340,246
Lululemon Athletica, Inc.*	22,153	8,965,319
Starbucks Corporation	114,337	12,612,514
Tractor Supply Co.	47,060	9,534,827
Ulta Beauty, Inc.*	33,175	11,973,521
Yum China Holdings, Inc.	75,461	4,385,039
Yum! Brands, Inc.	55,797	6,824,531
		249,439,385
Consumer Staples — 3.0%
Colgate-Palmolive Co.	185,378	14,010,869
Costco Wholesale Corporation	20,978	9,426,464
Estee Lauder Cos., Inc. (The) Class A	39,634	11,887,426
Monster Beverage Corporation*	295,432	26,243,225
		61,567,984
Financials — 0.8%
FactSet Research Systems, Inc.	21,200	8,369,336
SEI Investments Co.	119,661	7,095,897
		15,465,233
Health Care — 10.4%
Align Technology, Inc.*	18,935	12,599,917
BioMarin Pharmaceutical, Inc.*	65,373	5,052,679
Cerner Corporation	63,067	4,447,485
DexCom, Inc.Δ*	42,135	23,041,946
Edwards Lifesciences Corporation*	172,945	19,579,104
Illumina, Inc.*	27,582	11,187,535
Intuitive Surgical, Inc.*	32,872	32,679,699
Regeneron Pharmaceuticals, Inc.*	24,761	14,984,862
Sarepta Therapeutics, Inc.Δ*	73,321	6,780,726
UnitedHealth Group, Inc.	53,677	20,973,751
	Shares	Value
Veeva Systems, Inc. Class A*	39,618	$11,416,719
Vertex Pharmaceuticals, Inc.*	63,921	11,594,630
Zoetis, Inc.	190,980	37,076,857
		211,415,910
Industrials — 8.4%
Boeing Co. (The)*	94,440	20,771,133
Cintas Corporation	31,732	12,079,103
CoStar Group, Inc.*	114,930	9,890,876
Deere & Co.	40,597	13,602,837
Expeditors International of Washington, Inc.	95,678	11,398,120
IDEX Corporation	41,561	8,601,049
IHS Markit, Ltd.	119,333	13,916,614
L3Harris Technologies, Inc.	44,237	9,742,757
Raytheon Technologies Corporation	124,054	10,663,682
Roper Technologies, Inc.	21,582	9,628,378
Uber Technologies, Inc.*	557,159	24,960,723
United Parcel Service, Inc. Class B	84,907	15,461,565
W.W. Grainger, Inc.	27,327	10,741,151
		171,457,988
Information Technology — 36.0%
Adobe, Inc.*	65,794	37,878,922
Akamai Technologies, Inc.*	45,630	4,772,442
Apple, Inc.	820,326	116,076,129
Autodesk, Inc.*	134,967	38,488,539
Automatic Data Processing, Inc.	19,045	3,807,476
Cisco Systems, Inc.	176,128	9,586,647
Cloudflare, Inc. Class AΔ*	27,668	3,116,800
Coupa Software, Inc.Δ*	25,450	5,578,131
Fidelity National Information Services, Inc.	72,929	8,874,001
Intuit, Inc.	58,359	31,485,264
Mastercard, Inc. Class A	38,744	13,470,514
Microsoft Corporation	286,607	80,800,245
NVIDIA Corporation	291,923	60,474,769
Oracle Corporation	280,852	24,470,635
Palo Alto Networks, Inc.*	39,613	18,974,627
PayPal Holdings, Inc.*	63,027	16,400,256
QUALCOMM, Inc.	196,032	25,284,207
salesforce.com, Inc.*	175,262	47,534,560
ServiceNow, Inc.*	58,223	36,230,426
Snowflake, Inc. Class A*	22,235	6,724,531
Splunk, Inc.*	70,628	10,220,578
Square, Inc. Class AΔ*	86,992	20,864,161
Twilio, Inc. Class A*	41,756	13,322,252
UiPath, Inc. Class AΔ*	68,038	3,579,479
Visa, Inc. Class AΔ	354,840	79,040,610
Workday, Inc. Class A*	62,830	15,700,589
Xperi Holding Corporation	3	56
		732,756,846
Materials — 1.0%
Ecolab, Inc.	40,422	8,432,838
Sherwin-Williams Co. (The)	40,385	11,296,896
		19,729,734

	Shares	Value
Real Estate — 1.1%
Equinix, Inc. REIT	13,543	$10,700,730
SBA Communications Corporation REIT	38,296	12,659,509
		23,360,239
Total Common Stocks (Cost $1,037,481,398)		1,801,466,128
FOREIGN COMMON STOCKS — 8.6%
Canada — 1.0%
Shopify, Inc. Class A*	15,593	21,140,678
China — 1.2%
Alibaba Group Holding, Ltd. ADR*	160,579	23,773,721
Curacao — 0.4%
Schlumberger NV	245,428	7,274,486
Ireland — 0.5%
Eaton Corporation PLC	66,110	9,870,884
Israel — 0.2%
Fiverr International, Ltd.Δ*	22,242	4,063,169
Jersey — 0.5%
Aptiv PLC*	74,017	11,026,312
Netherlands — 1.6%
ASML Holding NVΔ	13,700	10,208,007
NXP Semiconductor NVΔ	119,516	23,409,599
		33,617,606
Switzerland — 1.8%
Alcon, Inc.Δ	128,830	10,366,950
	Shares	Value
Novartis AG ADR	164,707	$13,469,738
Roche Holding AG ADR	274,027	12,460,008
		36,296,696
United Kingdom — 1.4%
Atlassian Corporation PLC Class A*	70,920	27,759,506
Total Foreign Common Stocks (Cost $134,476,135)		174,823,058
MONEY MARKET FUNDS — 3.4%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	57,295,318	57,295,318
Northern Institutional Liquid Assets Portfolio (Shares), 0.03%Ø§	13,356,999	13,356,999
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	9	9
Total Money Market Funds (Cost $70,652,326)		70,652,326
TOTAL INVESTMENTS — 100.6% (Cost $1,242,609,859)		2,046,941,512
Liabilities in Excess of Other Assets — (0.6)%		(13,122,078)
NET ASSETS — 100.0%		$2,033,819,434
Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2021	268	$57,589,850	$(1,945,061)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 93.7%
Communication Services — 2.1%
ATN International, Inc.	19,706	$923,226
Bandwidth, Inc. Class AΔ*	24,282	2,192,179
Cinemark Holdings, Inc.Δ*	48,570	933,030
comScore, Inc.*	42,720	166,608
Consolidated Communications Holdings, Inc.*	1,300	11,947
Cumulus Media, Inc. Class A*	5,713	69,984
CuriosityStream, Inc.Δ*	107,962	1,137,919
DHI Group, Inc.*	14,410	68,592
Entravision Communications Corporation Class A	202,377	1,436,877
Gray Television, Inc.	64,339	1,468,216
Integral Ad Science Holding CorporationΔ*	115,400	2,380,702
Marchex, Inc. Class BΔ*	4,171	12,450
Nexstar Media Group, Inc. Class A	7,922	1,203,827
Telephone & Data Systems, Inc.Δ	78,725	1,535,138
Townsquare Media, Inc. Class A*	17,247	225,418
TrueCar, Inc.*	54,602	227,144
United States Cellular Corporation*	15,570	496,527
WideOpenWest, Inc.Δ*	10,250	201,413
Yelp, Inc.*	80,144	2,984,563
		17,675,760
Consumer Discretionary — 11.2%
2U, Inc.Δ*	47,900	1,608,003
Aaron's Co, Inc. (The)	31,102	856,549
Adtalem Global Education, Inc.*	27,923	1,055,769
American Axle & Manufacturing Holdings, Inc.*	122,558	1,079,736
American Eagle Outfitters, Inc.Δ	136,735	3,527,763
American Outdoor Brands, Inc.*	11,336	278,412
American Public Education, Inc.*	17,268	442,234
Bassett Furniture Industries, Inc.	9,223	167,029
Beazer Homes U.S.A., Inc.*	46,805	807,386
Boot Barn Holdings, Inc.*	14,300	1,270,841
Brinker International, Inc.*	44,275	2,171,689
Brunswick Corporation	20,446	1,947,890
Callaway Golf Co.Δ*	55,100	1,522,413
Children's Place, Inc. (The)*	12,813	964,306
Chuy's Holdings, Inc.*	26,988	850,932
Container Store Group, Inc. (The)*	10,800	102,816
Cooper-Standard Holdings, Inc.*	17,676	387,281
Cracker Barrel Old Country Store, Inc.	12,015	1,680,178
Dana, Inc.	80,936	1,800,017
Dave & Buster's Entertainment, Inc.*	41,603	1,594,643
Del Taco Restaurants, Inc.	43,713	381,615
Dillard's, Inc. Class AΔ	7,357	1,269,230
F45 Training Holdings, Inc.Δ*	66,000	987,360
Genesco, Inc.*	5,462	315,321
Goodyear Tire & Rubber Co. (The)*	110,401	1,954,098
Hayward Holdings, Inc.Δ*	24,546	545,903
Helen of Troy, Ltd.Δ*	8,500	1,909,780
Hibbett, Inc.	20,719	1,465,662
	Shares	Value
Hilton Grand Vacations, Inc.*	49,500	$2,354,715
Hooker Furniture Corporation	2,792	75,356
Jack in the Box, Inc.	22,742	2,213,479
KB Home	56,635	2,204,234
La-Z-Boy, Inc.	32,201	1,037,838
Leslie's, Inc.Δ*	117,000	2,403,180
Lifetime Brands, Inc.	2,450	44,566
Lumber Liquidators Holdings, Inc.*	3,359	62,746
Malibu Boats, Inc. Class A*	81,234	5,684,755
MarineMax, Inc.*	38,489	1,867,486
Modine Manufacturing Co.*	10,889	123,372
Mohawk Industries, Inc.*	2,828	501,687
National Vision Holdings, Inc.*	66,500	3,775,205
ODP Corporation (The)*	22,797	915,528
OneSpaWorld Holdings, Ltd.Δ*	154,100	1,536,377
OneWater Marine, Inc. Class AΔ	30,726	1,235,492
Penske Automotive Group, Inc.Δ	32,028	3,222,017
Perdoceo Education Corporation*	29,250	308,880
Planet Fitness, Inc. Class A*	46,000	3,613,300
PowerSchool Holdings, Inc. Class AΔ*	74,900	1,843,289
RealReal, Inc. (The)Δ*	99,000	1,304,820
Red Robin Gourmet Burgers, Inc.Δ*	47,091	1,085,918
Signet Jewelers, Ltd.	12,654	999,160
Skyline Champion Corporation*	31,856	1,913,271
Sonic Automotive, Inc. Class A	15,167	796,874
Standard Motor Products, Inc.	2,940	128,507
Steven Madden, Ltd.	74,146	2,977,703
Strattec Security Corporation*	1,920	74,688
Tapestry, Inc.	60,089	2,224,495
Taylor Morrison Home Corporation Class A*	85,646	2,207,954
Tenneco, Inc. Class A*	77,388	1,104,327
Texas Roadhouse, Inc.	33,165	3,028,959
Tilly's, Inc. Class A	17,009	238,296
Unifi, Inc.*	11,316	248,160
Universal Technical Institute, Inc.*	8,271	55,912
Vista Outdoor, Inc.Δ*	25,412	1,024,358
Visteon Corporation*	17,700	1,670,703
Wendy's Co. (The)	59,730	1,294,946
Wingstop, Inc.	13,900	2,278,627
YETI Holdings, Inc.*	4,582	392,632
		93,018,668
Consumer Staples — 2.3%
Albertsons Cos., Inc. Class AΔ	18,043	561,679
Andersons, Inc. (The)	16,449	507,123
BJ's Wholesale Club Holdings, Inc.*	103,045	5,659,231
Edgewell Personal Care Co.	65,359	2,372,532
Farmer Bros. Co.*	7,200	60,552
Fresh Del Monte Produce, Inc.Δ	16,001	515,552
Honest Co., Inc. (The)Δ*	18,957	196,774
J&J Snack Foods Corporation	16,298	2,490,660
Landec Corporation*	11,463	105,689
Simply Good Foods Co. (The)*	60,000	2,069,400
SpartanNash Co.Δ	22,125	484,537

	Shares	Value
Spectrum Brands Holdings, Inc.	41,935	$4,011,921
		19,035,650
Energy — 2.4%
APA Corporation	16,587	355,459
Arch Resources, Inc.Δ*	19,833	1,839,511
Berry Corporation	33,423	240,980
Bristow Group, Inc.Δ*	5,037	160,328
ChampionX Corporation*	70,953	1,586,509
CVR Energy, Inc.Δ	87,848	1,463,548
Delek U.S. Holdings, Inc.*	67,757	1,217,593
DHT Holdings, Inc.Δ	238,970	1,560,474
Dorian LPG, Ltd.	26,950	334,450
Earthstone Energy, Inc. Class A*	79,540	731,768
International Seaways, Inc.Δ	28,201	513,822
Nabors Industries, Ltd.*	2,205	212,738
NCS Multistage Holdings, Inc.Δ*	1,539	45,170
Newpark Resources, Inc.*	2,464	8,131
Oil States International, Inc.Δ*	74,880	478,483
Ovintiv, Inc.	20,797	683,805
Patterson-UTI Energy, Inc.	148,314	1,334,826
PDC Energy, Inc.	82,299	3,900,150
Plains GP Holdings LP Class A*	10,888	117,318
REX American Resources Corporation*	4,000	319,480
SFL Corporation, Ltd.Δ	113,541	951,474
Whiting Petroleum Corporation*	9,440	551,390
World Fuel Services Corporation	35,867	1,205,849
		19,813,256
Financials — 16.1%
1st Source Corporation	2,553	120,604
Alerus Financial Corporation	802	23,964
Amalgamated Financial Corporation	7,301	115,502
A-Mark Precious Metals, Inc.Δ	8,588	515,452
Amerant Bancorp, Inc.*	2,245	55,541
American Equity Investment Life Holding Co.	60,212	1,780,469
American National Bankshares, Inc.	996	32,908
Ameris Bancorp	34,803	1,805,580
Argo Group International Holdings, Ltd.	17,098	892,858
Associated Banc-Corp	25,388	543,811
Axis Capital Holdings, Ltd.	45,461	2,093,024
Banc of California, Inc.	28,553	527,945
Bank First CorporationΔ	790	55,987
Bank of Marin Bancorp	3,903	147,338
Bank of Princeton (The)Δ	700	21,028
BankFinancial Corporation	633	7,267
BankUnited, Inc.	49,281	2,060,931
Bankwell Financial Group, Inc.	2,224	65,452
Banner Corporation	5,563	307,133
Bar Harbor Bankshares	900	25,245
BayCom Corporation*	1,431	26,617
BCB Bancorp, Inc.	4,310	63,616
Berkshire Hills Bancorp, Inc.	10,820	291,924
Blucora, Inc.*	32,593	508,125
Bridgewater Bancshares, Inc.*	8,386	146,839
Bryn Mawr Bank Corporation	20,153	926,030
	Shares	Value
Business First Bancshares, Inc.	4,303	$100,647
Byline Bancorp, Inc.	8,086	198,592
Cadence BanCorp	44,730	982,271
Camden National Corporation	3,260	156,154
Capital Bancorp, Inc.Δ	2,033	48,914
Capital City Bank Group, Inc.	3,249	80,380
Capstar Financial Holdings, Inc.	7,586	161,127
Carter Bankshares, Inc.*	4,771	67,844
CBTX, Inc.	6,076	160,285
Central Pacific Financial Corporation	20,523	527,031
Central Valley Community Bancorp	3,819	82,108
Chemung Financial CorporationΔ	841	38,097
City Holding Co.Δ	18,713	1,457,930
CNB Financial Corporation	2,452	59,682
CNO Financial Group, Inc.	72,911	1,716,325
Community Trust Bancorp, Inc.	4,965	209,026
Compass Diversified Holdings	109,221	3,076,756
Cowen, Inc. Class AΔ	29,359	1,007,307
Donegal Group, Inc. Class A	5,357	77,623
Donnelley Financial Solutions, Inc.*	61,189	2,118,363
Eagle Bancorp Montana, Inc.Δ	869	19,440
Eagle Bancorp, Inc.	23,084	1,327,330
Employers Holdings, Inc.	18,117	715,440
Enact Holdings, Inc.Δ*	26,558	582,417
Enova International, Inc.*	21,308	736,191
Enstar Group, Ltd.*	1,460	342,706
Enterprise Financial Services Corporation	22,637	1,025,003
Essent Group, Ltd.	48,767	2,146,236
Evans Bancorp, Inc.	119	4,558
Evercore, Inc. Class A	9,900	1,323,333
EZCORP, Inc. Class AΔ*	33,756	255,533
FB Financial Corporation	5,204	223,148
Financial Institutions, Inc.	7,086	217,186
First American Financial Corporation	8,703	583,536
First Bancorp	42,944	1,847,021
First BanCorp	172,890	2,273,503
First Business Financial Services, Inc.	1,700	48,807
First Commonwealth Financial Corporation	19,467	265,335
First Financial Bancorp	79,062	1,850,841
First Financial Corporation	5,060	212,773
First Foundation, Inc.	34,872	917,134
First Hawaiian, Inc.	19,228	564,342
First Internet Bancorp	2,499	77,919
First Interstate BancSystem, Inc. Class A	40,886	1,646,070
First Mid Bancshares, Inc.Δ	7,366	302,448
First Savings Financial Group, Inc.	900	25,308
First Western Financial, Inc.*	980	28,410
FNB Corporation	146,999	1,708,128
Focus Financial Partners, Inc. Class A*	53,300	2,791,321
FS Bancorp, Inc.	1,380	47,762
Genworth Financial, Inc. Class A*	314,862	1,180,732
Global Indemnity Group LLC Class A	1,048	28,034
Great Southern Bancorp, Inc.	3,097	169,747
Great Western Bancorp, Inc.	38,563	1,262,553

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Greenlight Capital Re, Ltd. Class AΔ*	14,919	$110,251
Guaranty Bancshares, Inc.	1,775	63,634
Hamilton Lane, Inc. Class A	46,904	3,978,397
Hanmi Financial Corporation	23,541	472,232
HarborOne Bancorp, Inc.	25,066	351,927
HBT Financial, Inc.	5,253	81,684
Heartland Financial U.S.A., Inc.	4,209	202,369
Heritage Financial CorporationΔ	4,368	111,384
Heritage Insurance Holdings, Inc.	9,217	62,768
Hilltop Holdings, Inc.	14,793	483,287
Home Bancorp, Inc.	799	30,905
Home BancShares, Inc.	69,767	1,641,617
HomeStreet, Inc.	15,640	643,586
HomeTrust Bancshares, Inc.	5,932	165,977
Horace Mann Educators Corporation	2,040	81,172
Independent Bank Corporation	36,659	2,791,583
Independent Bank Corporation (NASDAQ Exchange)	7,824	168,060
Independent Bank Group, Inc.	57,040	4,052,122
Investar Holding Corporation	1,835	40,407
James River Group Holdings, Ltd.	31,854	1,201,851
Kearny Financial Corporation	5,401	67,134
Kemper Corporation	19,197	1,282,168
Lakeland Bancorp, Inc.	15,918	280,634
Lakeland Financial CorporationΔ	5,617	400,155
LendingClub Corporation*	59,071	1,668,165
LendingTree, Inc.Δ*	15,000	2,097,450
Level One Bancorp, Inc.Δ	920	27,066
Luther Burbank Corporation	1,800	24,138
Macatawa Bank Corporation	5,951	47,787
Merchants Bancorp	6,722	265,317
Meridian CorporationΔ	2,182	62,558
Metropolitan Bank Holding Corporation*	1,806	152,246
Midland States Bancorp, Inc.	5,833	144,250
MidWestOne Financial Group, Inc.	2,974	89,696
MVB Financial Corporation	37,000	1,584,710
NBT Bancorp, Inc.	4,980	179,878
Nicolet Bankshares, Inc.Δ*	4,151	307,921
NMI Holdings, Inc. Class A*	72,003	1,627,988
Northeast Bank	2,400	80,928
Northfield Bancorp, Inc.	2,850	48,906
Northrim BanCorp, Inc.	2,640	112,226
OceanFirst Financial Corporation	26,356	564,282
Ocwen Financial Corporation*	2,357	66,302
OFG Bancorp	29,975	755,969
Old National Bancorp	243,871	4,133,613
Old Second Bancorp, Inc.	8,304	108,450
OP Bancorp	3,347	34,340
Origin Bancorp, Inc.	22,023	932,674
Pacific Premier Bancorp, Inc.	105,075	4,354,308
PCSB Financial Corporation	5,554	102,416
Peapack-Gladstone Financial Corporation	8,906	297,104
PennyMac Financial Services, Inc.	23,854	1,458,195
Preferred BankΔ	1,617	107,822
Premier Financial Corporation	16,883	537,555
Primis Financial Corporation	8,221	118,876
	Shares	Value
ProAssurance Corporation	45,337	$1,078,114
Professional Holding Corporation Class A*	1,233	23,180
Provident Financial Services, Inc.Δ	29,534	693,163
QCR Holdings, Inc.	12,849	660,953
RBB BancorpΔ	6,004	151,361
Reinsurance Group of America, Inc.	3,396	377,839
Renasant Corporation	11,895	428,815
Riverview Bancorp, Inc.	4,112	29,894
RLI Corporation	11,270	1,130,043
S&T Bancorp, Inc.	1,340	39,490
Selective Insurance Group, Inc.	28,681	2,166,276
Shore Bancshares, Inc.Δ	1,576	27,942
Sierra Bancorp	3,346	81,241
Signature Bank	159	43,293
SiriusPoint, Ltd.*	33,622	311,340
SLM Corporation	12,808	225,421
SmartFinancial, Inc.	2,579	66,667
South Plains Financial, Inc.	506	12,336
Southern First Bancshares, Inc.*	2,265	121,177
SouthState Corporation	55,050	4,110,584
Spirit of Texas Bancshares, Inc.	2,085	50,457
Stewart Information Services Corporation	17,534	1,109,201
Stifel Financial Corporation	37,699	2,562,024
StoneX Group, Inc.*	4,875	321,262
Towne Bank/Portsmouth VA	30,237	940,673
TPG Pace Beneficial Finance Corporation Class AΔ*	43,300	456,815
TriCo Bancshares	6,844	297,030
TrustCo Bank Corporation NY	9,239	295,371
UMB Financial Corporation	41,449	4,008,533
Umpqua Holdings Corporation	97,603	1,976,461
United Community Banks, Inc.	73,415	2,409,480
United Fire Group, Inc.	9,225	213,097
United Insurance Holdings Corporation	7,743	28,107
Universal Insurance Holdings, Inc.	12,829	167,290
Unum Group	38,620	967,817
Valley National Bancorp	372,444	4,957,230
Veritex Holdings, Inc.	12,885	507,154
Victory Capital Holdings, Inc. Class AΔ	58,000	2,030,580
Voya Financial, Inc.	4,055	248,936
Washington Federal, Inc.	17,692	607,012
Waterstone Financial, Inc.	10,189	208,773
WesBanco, Inc.	51,711	1,762,311
Western New England Bancorp, Inc.	2,800	23,884
WSFS Financial Corporation	48,418	2,484,328
		133,509,292
Health Care — 16.9%
ACADIA Pharmaceuticals, Inc.*	13,328	221,378
Acceleron Pharma, Inc.*	16,979	2,922,086
Adaptive Biotechnologies CorporationΔ*	30,000	1,019,700
Addus HomeCare CorporationΔ*	25,200	2,009,700
Adverum Biotechnologies, Inc.Δ*	21,300	46,221

	Shares	Value
Agenus, Inc.*	32,864	$172,536
Agios Pharmaceuticals, Inc.Δ*	43,120	1,989,988
Akebia Therapeutics, Inc.*	45,680	131,558
Akero Therapeutics, Inc.Δ*	3,050	68,167
Albireo Pharma, Inc.*	2,819	87,953
Aldeyra Therapeutics, Inc.Δ*	10,111	88,775
Alector, Inc.Δ*	9,233	210,697
Allakos, Inc.Δ*	2,039	215,869
Allogene Therapeutics, Inc.Δ*	8,533	219,298
Allovir, Inc.Δ*	2,664	66,760
Allscripts Healthcare Solutions, Inc.*	87,898	1,175,196
Alnylam Pharmaceuticals, Inc.*	1,115	210,523
Altimmune, Inc.Δ*	11,202	126,695
ALX Oncology Holdings, Inc.Δ*	2,108	155,697
Amgen, Inc.	1,170	248,800
Amicus Therapeutics, Inc.*	206,378	1,970,910
AnaptysBio, Inc.Δ*	4,597	124,671
Anavex Life Sciences CorporationΔ*	11,200	201,040
AngioDynamics, Inc.*	19,655	509,851
Anika Therapeutics, Inc.*	997	42,432
Apellis Pharmaceuticals, Inc.Δ*	41,550	1,369,488
Applied Genetic Technologies CorporationΔ*	23,682	71,283
Applied Molecular Transport, Inc.Δ*	3,164	81,853
Apria, Inc.Δ*	23,935	889,185
Arcturus Therapeutics Holdings, Inc.Δ*	3,912	186,915
Arcus Biosciences, Inc.Δ*	46,202	1,611,064
Arcutis Biotherapeutics, Inc.*	2,142	51,172
Arena Pharmaceuticals, Inc.*	3,611	215,035
Arrowhead Pharmaceuticals, Inc.*	3,377	210,826
Atara Biotherapeutics, Inc.*	8,564	153,296
Atreca, Inc. Class AΔ*	3,700	23,051
AtriCure, Inc.*	62,927	4,376,573
Avanos Medical, Inc.*	2,700	84,240
Aveanna Healthcare Holdings, Inc.*	132,900	1,065,858
Avid Bioservices, Inc.Δ*	8,055	173,746
Avidity Biosciences, Inc.Δ*	2,601	64,063
Avita Medical, Inc.Δ*	1,611	28,547
Beam Therapeutics, Inc.Δ*	1,959	170,453
BioAtla, Inc.Δ*	2,848	83,845
BioCryst Pharmaceuticals, Inc.*	14,124	202,962
Biogen, Inc.*	743	210,262
Biohaven Pharmaceutical Holding Co., Ltd.*	16,727	2,323,548
BioLife Solutions, Inc.*	22,800	964,896
BioMarin Pharmaceutical, Inc.*	2,837	219,272
Bioxcel Therapeutics, Inc.Δ*	4,053	123,009
Bluebird Bio, Inc.Δ*	20,526	392,252
Blueprint Medicines Corporation*	67,246	6,913,561
Bridgebio Pharma, Inc.Δ*	25,740	1,206,434
C4 Therapeutics, Inc.Δ*	4,068	181,758
Cara Therapeutics, Inc.Δ*	47,350	731,557
CareDx, Inc.*	2,966	187,955
Castlight Health, Inc. Class B*	130,753	205,282
Catalyst Pharmaceuticals, Inc.*	13,063	69,234
Celldex Therapeutics, Inc.*	3,864	208,617
CEL-SCI CorporationΔ*	14,294	157,091
	Shares	Value
Cerevel Therapeutics Holdings, Inc.Δ*	5,714	$168,563
Certara, Inc.*	15,000	496,500
ChemoCentryx, Inc.*	13,652	233,449
Chimerix, Inc.*	8,968	55,512
Chinook Therapeutics, Inc.*	3,031	38,676
Clovis Oncology, Inc.Δ*	48,561	216,582
Codex DNA, Inc.Δ*	34,400	382,872
Coherus Biosciences, Inc.Δ*	8,015	128,801
Computer Programs and Systems, Inc.*	6,459	229,036
Concert Pharmaceuticals, Inc.*	14,670	47,971
CONMED CorporationΔ	22,366	2,926,144
Cortexyme, Inc.Δ*	1,802	165,171
Crinetics Pharmaceuticals, Inc.*	2,094	44,079
CryoLife, Inc.*	69,858	1,557,135
Cue Biopharma, Inc.Δ*	2,613	38,071
Curis, Inc.Δ*	24,168	189,235
Cytokinetics, Inc.Δ*	7,246	258,972
CytomX Therapeutics, Inc.*	30,678	156,151
Deciphera Pharmaceuticals, Inc.*	4,378	148,764
Denali Therapeutics, Inc.*	4,124	208,056
DermTech, Inc.Δ*	6,001	192,692
Dicerna Pharmaceuticals, Inc.*	9,529	192,105
Dynavax Technologies CorporationΔ*	12,051	231,500
Eagle Pharmaceuticals, Inc.*	1,579	88,077
Editas Medicine, Inc.Δ*	3,220	132,278
Emergent BioSolutions, Inc.*	3,716	186,060
Enanta Pharmaceuticals, Inc.*	5,774	328,021
Epizyme, Inc.Δ*	16,268	83,292
Exact Sciences CorporationΔ*	2,090	199,490
Exelixis, Inc.*	17,095	361,388
Fate Therapeutics, Inc.*	3,011	178,462
FibroGen, Inc.Δ*	18,725	191,369
Forma Therapeutics Holdings, Inc.Δ*	3,729	86,475
G1 Therapeutics, Inc.Δ*	14,404	193,302
Generation Bio Co.Δ*	3,849	96,494
Geron CorporationΔ*	28,872	39,555
Gilead Sciences, Inc.	3,505	244,824
Global Blood Therapeutics, Inc.Δ*	7,496	190,998
Gossamer Bio, Inc.Δ*	53,268	669,579
Halozyme Therapeutics, Inc.*	71,468	2,907,318
HealthStream, Inc.*	11,096	317,124
Heron Therapeutics, Inc.Δ*	18,650	199,368
Homology Medicines, Inc.Δ*	69,900	550,113
Humanigen, Inc.Δ*	30,788	182,573
Ideaya Biosciences, Inc.Δ*	2,048	52,204
IGM Biosciences, Inc.Δ*	1,964	129,153
ImmunityBio, Inc.Δ*	15,537	151,330
ImmunoGen, Inc.*	21,102	119,648
Immunovant, Inc.Δ*	13,075	113,622
Incyte Corporation*	2,966	204,001
Innovage Holding CorporationΔ*	57,900	382,719
Inovio Pharmaceuticals, Inc.Δ*	26,682	191,043
Insmed, Inc.Δ*	83,340	2,295,184
Inspire Medical Systems, Inc.*	19,359	4,508,324
Intellia Therapeutics, Inc.*	1,334	178,956
Intercept Pharmaceuticals, Inc.Δ*	31,163	462,771

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Intra-Cellular Therapies, Inc.*	65,100	$2,426,928
Invacare Corporation*	36,786	175,101
Invitae CorporationΔ*	6,793	193,125
Ionis Pharmaceuticals, Inc.Δ*	9,376	314,471
Iovance Biotherapeutics, Inc.*	9,349	230,546
Ironwood Pharmaceuticals, Inc.Δ*	17,312	226,095
IVERIC bio, Inc.*	11,766	191,080
Kadmon Holdings, Inc.Δ*	17,714	154,289
KalVista Pharmaceuticals, Inc.*	2,723	47,516
Karuna Therapeutics, Inc.Δ*	1,812	221,662
Karyopharm Therapeutics, Inc.Δ*	24,903	144,935
Keros Therapeutics, Inc.*	1,698	67,173
Kiniksa Pharmaceuticals, Ltd. Class AΔ*	6,247	71,153
Kodiak Sciences, Inc.Δ*	2,169	208,181
Krystal Biotech, Inc.*	1,525	79,620
Kura Oncology, Inc.Δ*	7,398	138,565
Kymera Therapeutics, Inc.Δ*	3,168	186,088
Lannett Co., Inc.Δ*	46,488	139,464
LHC Group, Inc.*	14,300	2,243,813
Ligand Pharmaceuticals, Inc.Δ*	19,959	2,780,688
MacroGenics, Inc.*	7,044	147,501
Madrigal Pharmaceuticals, Inc.Δ*	2,090	166,761
MannKind CorporationΔ*	34,503	150,088
Merit Medical Systems, Inc.*	46,011	3,303,590
Mersana Therapeutics, Inc.Δ*	11,156	105,201
MiMedx Group, Inc.Δ*	5,732	34,736
Mirati Therapeutics, Inc.*	1,283	226,976
Mirum Pharmaceuticals, Inc.*	7,958	158,523
Moderna, Inc.*	479	184,348
Molina Healthcare, Inc.*	4,137	1,122,409
Morphic Holding, Inc.*	2,051	116,169
Myovant Sciences, Ltd.Δ*	7,804	175,122
Myriad Genetics, Inc.*	6,267	202,361
NanoString Technologies, Inc.Δ*	32,400	1,555,524
Natera, Inc.Δ*	11,421	1,272,756
National HealthCare Corporation	8,068	564,599
NeoGenomics, Inc.Δ*	37,260	1,797,422
Neurocrine Biosciences, Inc.Δ*	2,292	219,826
NexImmune, Inc.Δ*	24,700	373,958
NextCure, Inc.*	4,665	31,442
NextGen Healthcare, Inc.*	7,250	102,225
NGM Biopharmaceuticals, Inc.*	21,387	449,555
Nkarta, Inc.Δ*	3,405	94,693
Novavax, Inc.Δ*	860	178,287
Nurix Therapeutics, Inc.Δ*	3,959	118,612
NuVasive, Inc.*	37,772	2,260,654
Ocugen, Inc.Δ*	29,578	212,370
Omnicell, Inc.Δ*	17,879	2,653,780
OPKO Health, Inc.Δ*	57,887	211,288
Organogenesis Holdings, Inc.*	10,110	143,966
ORIC Pharmaceuticals, Inc.Δ*	2,056	42,991
Orthofix Medical, Inc.*	6,653	253,612
Outset Medical, Inc.Δ*	33,000	1,631,520
Oyster Point Pharma, Inc.Δ*	650	7,702
Patterson Cos., Inc.	43,037	1,297,135
Phreesia, Inc.*	43,400	2,677,780
PMV Pharmaceuticals, Inc.Δ*	5,492	163,662
	Shares	Value
Poseida Therapeutics, Inc.Δ*	10,819	$78,870
Precigen, Inc.Δ*	11,888	59,321
Precision BioSciences, Inc.*	5,728	66,101
Prelude Therapeutics, Inc.Δ*	2,457	76,781
Premier, Inc. Class A	12,835	497,485
Prestige Consumer Healthcare, Inc.*	57,340	3,217,347
PROCEPT BioRobotics CorporationΔ*	2,800	106,820
Protagonist Therapeutics, Inc.Δ*	4,635	82,132
PTC Therapeutics, Inc.Δ*	78,911	2,936,278
Pulmonx CorporationΔ*	43,800	1,575,924
Radius Health, Inc.*	5,745	71,295
Recro Pharma, Inc.*	28,600	58,916
Recursion Pharmaceuticals, Inc. Class AΔ*	4,705	108,262
Regeneron Pharmaceuticals, Inc.*	342	206,972
REGENXBIO, Inc.*	4,798	201,132
Relay Therapeutics, Inc.*	6,438	202,990
Replimune Group, Inc.*	4,291	127,185
REVOLUTION Medicines, Inc.Δ*	6,868	188,939
Rhythm Pharmaceuticals, Inc.Δ*	5,762	75,252
Rigel Pharmaceuticals, Inc.Δ*	18,771	68,139
Rocket Pharmaceuticals, Inc.Δ*	5,969	178,413
Rubius Therapeutics, Inc.Δ*	5,836	104,348
Sage Therapeutics, Inc.*	4,607	204,136
Sangamo Therapeutics, Inc.*	13,188	118,824
Sarepta Therapeutics, Inc.*	2,671	247,014
Savara, Inc.Δ*	52,339	72,228
Scholar Rock Holding CorporationΔ*	2,480	81,890
Seagen, Inc.*	1,471	249,776
Selecta Biosciences, Inc.*	79,201	329,476
Seres Therapeutics, Inc.Δ*	33,878	235,791
Shockwave Medical, Inc.*	24,451	5,033,972
Silk Road Medical, Inc.Δ*	30,800	1,694,924
Sorrento Therapeutics, Inc.Δ*	26,686	203,614
Spectrum Pharmaceuticals, Inc.Δ*	47,355	103,234
Spero Therapeutics, Inc.Δ*	1,021	18,797
SpringWorks Therapeutics, Inc.*	3,084	195,649
STAAR Surgical Co.*	9,000	1,156,770
Stoke Therapeutics, Inc.Δ*	2,385	60,674
Supernus Pharmaceuticals, Inc.*	65,101	1,736,244
Sutro Biopharma, Inc.*	3,557	67,192
Syndax Pharmaceuticals, Inc.*	5,149	98,397
Tabula Rasa HealthCare, Inc.Δ*	42,556	1,115,393
Tandem Diabetes Care, Inc.*	15,300	1,826,514
Tarsus Pharmaceuticals, Inc.Δ*	39,100	842,605
Taysha Gene Therapies, Inc.Δ*	36,400	677,768
TCR2 Therapeutics, Inc.*	3,969	33,776
TG Therapeutics, Inc.Δ*	7,105	236,454
Theravance Biopharma, Inc.Δ*	6,451	47,737
TransMedics Group, Inc.Δ*	51,656	1,709,297
Travere Therapeutics, Inc.Δ*	174,296	4,226,678
Treace Medical Concepts, Inc.Δ*	32,900	885,010
Turning Point Therapeutics, Inc.*	2,648	175,907
Twist Bioscience Corporation*	1,758	188,053
Ultragenyx Pharmaceutical, Inc.Δ*	26,789	2,416,100
United Therapeutics Corporation*	1,075	198,423
Vanda Pharmaceuticals, Inc.*	102,220	1,752,051

	Shares	Value
Varex Imaging Corporation*	36,976	$1,042,723
Vaxart, Inc.Δ*	24,232	192,644
Vaxcyte, Inc.Δ*	1,988	50,436
Veracyte, Inc.*	4,237	196,809
Verastem, Inc.*	28,407	87,494
Vericel CorporationΔ*	4,167	203,350
Vertex Pharmaceuticals, Inc.*	1,146	207,873
Viking Therapeutics, Inc.Δ*	8,467	53,173
Vir Biotechnology, Inc.Δ*	4,055	176,474
VistaGen Therapeutics, Inc.Δ*	17,758	48,657
Xencor, Inc.*	3,216	105,035
Y-mAbs Therapeutics, Inc.*	2,666	76,088
Zentalis Pharmaceuticals, Inc.Δ*	2,603	173,464
ZIOPHARM Oncology, Inc.Δ*	26,965	49,076
		139,808,039
Industrials — 17.7%
ABM Industries, Inc.	45,227	2,035,667
Acacia Research CorporationΔ*	43,913	298,169
ACCO Brands Corporation	63,854	548,506
ACV Auctions, Inc. Class A*	69,800	1,248,722
AGCO Corporation	7,270	890,793
Albany International Corporation Class A	15,183	1,167,117
Allegiant Travel Co.*	12,039	2,353,384
Ameresco, Inc. Class AΔ*	37,484	2,190,190
Apogee Enterprises, Inc.	17,769	670,957
Applied Industrial Technologies, Inc.	26,215	2,362,758
ArcBest Corporation	22,262	1,820,364
Arcosa, Inc.	22,380	1,122,805
Argan, Inc.	5,066	221,232
ASGN, Inc.*	73,709	8,339,436
Astronics Corporation*	24,330	342,080
AZEK Co., Inc. (The)*	97,200	3,550,716
Barnes Group, Inc.	19,438	811,148
Barrett Business Services, Inc.	10,839	826,582
Beacon Roofing Supply, Inc.*	38,797	1,852,945
Boise Cascade Co.	79,841	4,309,817
BrightView Holdings, Inc.*	94,293	1,391,765
Brink's Co. (The)	36,363	2,301,778
Casella Waste Systems, Inc. Class A*	59,258	4,500,053
CECO Environmental Corporation*	52,463	369,340
Charah Solutions, Inc.Δ*	51,311	236,031
Colfax Corporation*	50,118	2,300,416
Columbus McKinnon Corporation	43,507	2,103,563
Commercial Vehicle Group, Inc.*	19,680	186,173
CoreCivic, Inc. REIT*	120,472	1,072,201
Cornerstone Building Brands, Inc.*	90,002	1,314,929
Covenant Logistics Group, Inc.*	8,793	243,126
Deluxe Corporation	53,276	1,912,076
Driven Brands Holdings, Inc.*	70,900	2,048,301
DXP Enterprises, Inc.*	29,356	868,057
Dycom Industries, Inc.*	22,505	1,603,256
EMCOR Group, Inc.	29,863	3,445,593
EnPro Industries, Inc.	9,349	814,485
ESCO Technologies, Inc.	11,239	865,403
Exponent, Inc.	17,600	1,991,440
Federal Signal Corporation	61,705	2,383,047
	Shares	Value
Fluor CorporationΔ*	83,168	$1,328,193
Genco Shipping & Trading, Ltd.	31,430	632,686
GMS, Inc.Δ*	25,906	1,134,683
Graham Corporation	20,994	260,326
GXO Logistics, Inc.*	1,650	129,426
Healthcare Services Group, Inc.Δ	26,963	673,805
Heidrick & Struggles International, Inc.	3,760	167,809
Hexcel Corporation*	42,400	2,518,136
Hub Group, Inc. Class A*	36,456	2,506,350
Hurco Cos., Inc.	2,517	81,198
Hyster-Yale Materials Handling, Inc.	8,039	404,040
Interface, Inc.	20,283	307,287
Kadant, Inc.	11,325	2,311,432
KAR Auction Services, Inc.*	122,313	2,004,710
Karat Packaging, Inc.Δ*	9,243	194,380
KBR, Inc.Δ	91,944	3,622,594
Kelly Services, Inc. Class A	13,315	251,387
Kimball International, Inc. Class B	28,885	323,512
Korn Ferry	27,156	1,965,008
L.B. Foster Co. Class A*	3,547	54,943
LSI Industries, Inc.	8,205	63,589
Manitowoc Co., Inc. (The)*	21,409	458,581
ManpowerGroup, Inc.	3,974	430,305
MasTec, Inc.*	13,470	1,162,192
Matrix Service Co.*	12,133	126,911
Mistras Group, Inc.*	2,172	22,068
MRC Global, Inc.*	67,988	499,032
MYR Group, Inc.*	36,995	3,681,002
NN, Inc.*	8,200	43,050
NOW, Inc.*	89,002	680,865
NV5 Global, Inc.*	9,570	943,315
Orion Group Holdings, Inc.*	21,388	116,351
Park-Ohio Holdings CorporationΔ	3,996	101,978
Parsons Corporation*	14,798	499,580
Powell Industries, Inc.	4,776	117,346
Primoris Services Corporation	23,834	583,695
Proto Labs, Inc.Δ*	19,600	1,305,360
Quanex Building Products Corporation	12,296	263,257
R.R. Donnelley & Sons Co.*	60,093	308,878
Radiant Logistics, Inc.*	13,267	84,776
RBC Bearings, Inc.*	4,900	1,039,780
Resources Connection, Inc.	15,108	238,404
REV Group, Inc.	13,650	234,234
Rexnord Corporation	113,983	7,327,967
Rush Enterprises, Inc. Class A	2,258	101,971
Ryder System, Inc.	1,990	164,593
Saia, Inc.*	5,200	1,237,756
SkyWest, Inc.*	10,481	517,133
Steelcase, Inc. Class A	65,522	830,819
Sterling Check Corporation*	43,900	1,139,644
Sun Country Airlines Holdings, Inc.Δ*	51,500	1,727,310
Tecnoglass, Inc.Δ	43,542	946,168
Tetra Tech, Inc.	38,652	5,772,290
Textainer Group Holdings, Ltd.*	23,428	817,871
Textron, Inc.	951	66,389

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Timken Co. (The)	35,777	$2,340,531
Titan International, Inc.*	7,300	52,268
Titan Machinery, Inc.*	1,080	27,983
TriNet Group, Inc.*	28,800	2,723,904
Triumph Group, Inc.*	36,036	671,351
TrueBlue, Inc.*	20,564	556,873
Tutor Perini Corporation*	38,716	502,534
U.S. Ecology, Inc.*	28,187	911,849
U.S. Xpress Enterprises, Inc. Class AΔ*	32,480	280,302
U.S.A. Truck, Inc.*	2,530	38,658
Upwork, Inc.*	18,372	827,291
Vectrus, Inc.*	7,595	381,877
Veritiv Corporation*	9,555	855,746
Wabash National Corporation	27,476	415,712
Werner Enterprises, Inc.	38,139	1,688,414
WESCO International, Inc.*	34,329	3,958,820
Wheels Up Experience, Inc.Δ*	139,900	921,941
WillScot Mobile Mini Holdings Corporation*	176,755	5,606,669
Yellow CorporationΔ*	5,441	30,742
		146,234,251
Information Technology — 15.2%
908 Devices, Inc.Δ*	15,000	487,800
ADTRAN, Inc.	14,899	279,505
Advanced Energy Industries, Inc.	6,761	593,278
Allegro MicroSystems, Inc.*	74,800	2,390,608
Alpha & Omega Semiconductor, Ltd.*	9,755	306,014
Avaya Holdings Corporation*	87,006	1,721,849
Avnet, Inc.	71,505	2,643,540
Bel Fuse, Inc. Class B	4,201	52,218
Belden, Inc.	29,824	1,737,546
Benchmark Electronics, Inc.	23,494	627,525
Blackline, Inc.Δ*	9,054	1,068,915
Bottomline Technologies de, Inc.*	30,000	1,178,400
Box, Inc. Class A*	29,974	709,485
Brooks Automation, Inc.	41,870	4,285,395
BTRS Holdings, Inc.Δ*	234,500	2,495,080
Ciena Corporation*	20,041	1,029,105
Cirrus Logic, Inc.*	4,413	363,411
Coherent, Inc.*	9,461	2,366,101
Cohu, Inc.*	17,531	559,940
Comtech Telecommunications CorporationΔ	24,931	638,483
Conduent, Inc.*	5,240	34,532
Daktronics, Inc.*	18,631	101,166
DZS, Inc.Δ*	5,273	64,647
EngageSmart, Inc.*	47,500	1,617,850
Envestnet, Inc.*	31,400	2,519,536
Euronet Worldwide, Inc.*	6,012	765,207
EVERTEC, Inc.	59,676	2,728,387
Evo Payments, Inc. Class A*	69,400	1,643,392
ExlService Holdings, Inc.*	53,940	6,641,093
GSI Technology, Inc.Δ*	2,400	12,672
I3 Verticals, Inc. Class AΔ*	62,800	1,520,388
IBEX Holdings, Ltd.Δ*	21,160	359,720
Ichor Holdings, Ltd.*	14,393	591,408
II-VI, Inc.Δ*	97,250	5,772,760
	Shares	Value
J2 Global, Inc.Δ*	26,082	$3,563,323
Juniper Networks, Inc.	46,235	1,272,387
Kaltura, Inc.Δ*	17,381	178,850
Kimball Electronics, Inc.*	4,378	112,821
Kulicke & Soffa Industries, Inc.	58,951	3,435,664
KVH Industries, Inc.*	4,620	44,491
Limelight Networks, Inc.Δ*	80,050	190,519
Littelfuse, Inc.	8,100	2,213,487
MACOM Technology Solutions Holdings, Inc.*	14,443	936,917
MaxLinear, Inc.*	60,782	2,993,514
NeoPhotonics Corporation*	51,073	444,846
NETGEAR, Inc.*	57,616	1,838,527
NetScout Systems, Inc.*	29,957	807,341
New Relic, Inc.*	33,600	2,411,472
nLight, Inc.*	62,800	1,770,332
Onto Innovation, Inc.*	42,600	3,077,850
Paycor HCM, Inc.Δ*	26,000	914,160
PC Connection, Inc.	4,130	181,844
PCTEL, Inc.*	2,350	14,617
Ping Identity Holding Corporation*	21,334	524,176
Plantronics, Inc.Δ*	30,672	788,577
Priority Technology Holdings, Inc.Δ*	121,700	812,956
Q2 Holdings, Inc.Δ*	62,625	5,018,767
Quantum CorporationΔ*	32,568	168,702
Rapid7, Inc.Δ*	40,030	4,524,191
Repay Holdings CorporationΔ*	124,900	2,876,447
Ribbon Communications, Inc.*	42,290	252,894
Sailpoint Technologies Holdings, Inc.Δ*	83,200	3,567,616
ScanSource, Inc.*	8,261	287,400
SEMrush Holdings, Inc. Class AΔ*	23,800	548,828
Semtech Corporation*	32,067	2,500,264
Silicon Laboratories, Inc.Δ*	15,236	2,135,478
Smartsheet, Inc. Class A*	37,500	2,580,750
Sprout Social, Inc. Class A*	34,045	4,151,788
Super Micro Computer, Inc.*	9,183	335,822
Synaptics, Inc.*	18,800	3,378,924
Teradata Corporation*	39,618	2,272,092
Unisys Corporation*	21,656	544,432
Varonis Systems, Inc.Δ*	36,856	2,242,688
Veeco Instruments, Inc.Δ*	33,649	747,344
Vertex, Inc. Class AΔ*	58,600	1,126,292
Vonage Holdings Corporation*	264,100	4,257,292
Vontier Corporation	20,213	679,157
Workiva, Inc.*	16,200	2,283,552
Xerox Holdings Corporation	27,950	563,752
		125,480,099
Materials — 3.3%
AdvanSix, Inc.*	20,519	815,630
American Vanguard Corporation	2,290	34,465
Balchem Corporation	8,072	1,171,005
Clearwater Paper CorporationΔ*	14,816	567,897
Coeur Mining, Inc.*	92,473	570,558
Ferro Corporation*	19,844	403,627
Graphic Packaging Holding Co.	176,135	3,353,610
Huntsman Corporation	7,348	217,427

	Shares	Value
Kaiser Aluminum Corporation	22,701	$2,473,501
Kraton Corporation*	735	33,545
Minerals Technologies, Inc.	60,046	4,193,613
Neenah, Inc.	37,154	1,731,748
Olin Corporation	14,413	695,427
Olympic Steel, Inc.	7,364	179,387
Pactiv Evergreen, Inc.Δ	139,274	1,743,711
Quaker Chemical CorporationΔ	9,388	2,231,715
Rayonier Advanced Materials, Inc.*	17,000	127,500
Schnitzer Steel Industries, Inc. Class A	22,061	966,493
Stepan Co.	6,221	702,600
Summit Materials, Inc. Class A*	61,261	1,958,514
SunCoke Energy, Inc.	101,398	636,780
Verso Corporation Class A	23,713	492,045
Worthington Industries, Inc.	46,323	2,441,222
		27,742,020
Real Estate — 4.9%
American Assets Trust, Inc. REIT	44,783	1,675,780
Apple Hospitality REIT, Inc.	93,532	1,471,258
Armada Hoffler Properties, Inc. REIT	112,560	1,504,927
Brandywine Realty Trust REIT	112,261	1,506,543
CareTrust REIT, Inc.Δ	27,242	553,557
Centerspace REIT	8,889	840,011
CorePoint Lodging, Inc. REIT*	20,251	313,891
Cousins Properties, Inc. REIT	35,020	1,305,896
CTO Realty Growth, Inc. REITΔ	4,739	254,769
DiamondRock Hospitality Co. REIT*	129,684	1,225,514
Diversified Healthcare Trust REIT	119,574	405,356
Easterly Government Properties, Inc. REITΔ	23,814	491,997
EastGroup Properties, Inc. REIT	13,623	2,270,000
Equity Commonwealth REITΔ	64,280	1,669,994
Farmland Partners, Inc. REIT	10,325	123,797
Forestar Group, Inc.Δ*	10,462	194,907
Four Corners Property Trust, Inc. REIT	44,636	1,198,923
Franklin Street Properties Corporation REIT	37,165	172,446
GEO Group, Inc. (The) REITΔ	142,943	1,067,784
Getty Realty Corporation REIT	19,643	575,736
Healthcare Realty Trust, Inc. REITΔ	17,369	517,249
Highwoods Properties, Inc. REIT	13,514	592,724
Industrial Logistics Properties Trust REIT	9,258	235,246
Kennedy-Wilson Holdings, Inc.	164,511	3,441,570
Kite Realty Group Trust REIT	119,314	2,429,233
Lexington Realty Trust REITΔ	125,012	1,593,903
National Health Investors, Inc. REITΔ	16,525	884,088
National Storage Affiliates Trust REIT	33,985	1,794,068
NETSTREIT Corporation	1,864	44,084
Pebblebrook Hotel Trust REITΔ	64,625	1,448,246
Physicians Realty Trust REIT	135,058	2,379,722
Piedmont Office Realty Trust, Inc. Class A REIT	49,451	861,931
PotlatchDeltic Corporation REIT	26,747	1,379,610
	Shares	Value
Realogy Holdings Corporation*	79,973	$1,402,726
Retail Value, Inc. REIT	8,385	220,777
RPT Realty REIT	111,481	1,422,498
Sabra Health Care REIT, Inc.	13,392	197,130
Spirit Realty Capital, Inc. REIT	7,531	346,727
Summit Hotel Properties, Inc. REIT*	35,165	338,639
Whitestone REIT	33,354	326,202
		40,679,459
Utilities — 1.6%
Black Hills Corporation	23,590	1,480,508
Hawaiian Electric Industries, Inc.	4,758	194,269
Northwest Natural Holding Co.	14,607	671,776
NorthWestern Corporation	31,577	1,809,362
Portland General Electric Co.	37,740	1,773,403
South Jersey Industries, Inc.Δ	102,849	2,186,570
Southwest Gas Holdings, Inc.	26,067	1,743,361
Spire, Inc.	27,751	1,697,806
Sunnova Energy International, Inc.Δ*	38,200	1,258,308
Vistra Corporation	12,750	218,025
		13,033,388
Total Common Stocks (Cost $626,407,749)		776,029,882
FOREIGN COMMON STOCKS — 2.7%
Canada — 0.2%
DIRTT Environmental SolutionsΔ*	83,216	257,970
Primo Water Corporation	94,674	1,488,275
VBI Vaccines, Inc.Δ*	31,880	99,147
		1,845,392
Ireland — 0.2%
Alkermes PLC*	7,406	228,401
GH Research PLCΔ*	28,500	628,710
Horizon Therapeutics PLC*	2,023	221,600
Prothena Corporation PLC*	2,745	195,526
		1,274,237
Israel — 0.7%
Global-e Online, Ltd.Δ*	30,600	2,197,080
JFrog, Ltd.Δ*	42,800	1,433,800
Riskified, Ltd. Class AΔ*	50,500	1,151,905
Tufin Software Technologies, Ltd.Δ*	72,300	710,709
		5,493,494
Jersey — 1.0%
Mimecast, Ltd.*	26,671	1,696,276
Quotient, Ltd.Δ*	168,100	393,354
WNS Holdings, Ltd. ADR*	75,022	6,136,799
		8,226,429
Netherlands — 0.2%
MYT Netherlands Parent BV ADRΔ*	57,700	1,552,130
uniQure NVΔ*	4,276	136,875
		1,689,005
Sweden — 0.1%
Loomis AB	37,844	1,027,110

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
United Kingdom — 0.3%
Gates Industrial Corporation PLC*	101,686	$1,654,431
LivaNova PLC*	6,653	526,851
Luxfer Holdings PLC	19,564	384,041
		2,565,323
Total Foreign Common Stocks (Cost $20,410,352)		22,120,990
MASTER LIMITED PARTNERSHIP — 0.2%
Enviva Partners LP (Cost $929,834)	22,497	1,216,863
RIGHTS — 0.0%
Aduro Biotech, Inc.†††Δ* (Cost $—)	2,714	—
MONEY MARKET FUNDS — 6.0%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	26,819,412	26,819,412
Northern Institutional Liquid Assets Portfolio (Shares), 0.03%Ø§	22,776,164	22,776,164
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	42,812	42,812
Total Money Market Funds (Cost $49,638,388)		49,638,388
TOTAL INVESTMENTS — 102.6% (Cost $697,386,323)		849,006,123
Liabilities in Excess of Other Assets — (2.6)%		(21,117,118)
NET ASSETS — 100.0%		$827,889,005

Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CME Russell 2000 Index E-Mini	12/2021	237	$26,079,480	$(225,756)
Forward Foreign Currency Contracts outstanding at September 30, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/30/21	U.S. Dollars	1,037,622	Swedish Kronor	8,975,272	UBS	$11,215
12/30/21	Swedish Kronor	216,581	U.S. Dollars	24,632	UBS	136
Total Forward Foreign Currency Contracts outstanding at September 30, 2021						$11,351
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 0.3%
Communication Services — 0.3%
Sea, Ltd. ADR*	2,970	$946,628
Universal Music Group NV*	34,973	936,411
		1,883,039
Financials — 0.0%
Futu Holdings, Ltd. ADRΔ*	2,522	229,553
Total Common Stocks (Cost $2,396,873)		2,112,592
FOREIGN COMMON STOCKS — 94.9%
Australia — 6.6%
Afterpay, Ltd.*	10,107	878,047
AGL Energy, Ltd.	36,482	150,659
Ampol, Ltd.	11,404	227,595
APA Group	53,822	335,246
ASX, Ltd.	9,397	542,543
Aurizon Holdings, Ltd.	137,275	371,664
AusNet Services, Ltd.	190,626	345,045
Australia & New Zealand Banking Group, Ltd.	126,614	2,542,732
BHP Group, Ltd.Δ	128,994	3,445,154
BlueScope Steel, Ltd.	20,263	293,603
Brambles, Ltd.	68,678	528,097
Cochlear, Ltd.	3,288	514,449
Coles Group, Ltd.	75,057	911,717
Commonwealth Bank of Australia	78,859	5,852,154
Computershare, Ltd.	24,948	322,604
CSL, Ltd.	19,883	4,154,181
Dexus REIT	62,896	484,085
Domino’s Pizza Enterprises, Ltd.	4,484	512,873
Evolution Mining, Ltd.	130,246	329,329
Fortescue Metals Group, Ltd.	82,232	875,937
Goodman Group REIT	65,790	1,012,316
GPT Group (The) REIT	130,876	471,403
Insurance Australia Group, Ltd.	109,449	382,226
Lendlease Corporation, Ltd.Δ	34,784	267,436
Macquarie Group, Ltd.	14,488	1,871,796
Magellan Financial Group, Ltd.	5,400	135,544
Medibank Pvt., Ltd.	94,662	241,693
Mirvac Group REIT	247,355	524,705
National Australia Bank, Ltd.	153,573	3,028,618
Newcrest Mining, Ltd.	36,206	600,213
Northern Star Resources, Ltd.	45,766	280,301
Orica, Ltd.	7,637	74,593
Origin Energy, Ltd.	62,971	211,268
Qantas Airways, Ltd.*	66,392	267,760
QBE Insurance Group, Ltd.	71,406	588,257
REA Group, Ltd.	4,130	465,165
Reece, Ltd.	18,888	254,735
Rio Tinto, Ltd.	19,286	1,372,990
Santos, Ltd.	107,596	551,110
Scentre Group REIT	252,947	538,363
SEEK, Ltd.Δ	15,462	339,905
Sonic Healthcare, Ltd.	25,549	738,346
South32, Ltd.	201,814	500,809
Stockland REIT	126,688	401,750
Suncorp Group, Ltd.	65,156	579,367
	Shares	Value
Sydney Airport*	102,461	$601,737
Telstra Corporation, Ltd.	179,332	502,506
Transurban GroupΨ†††*	13,107	134,176
Transurban Group (Athen Exchange)	117,961	1,188,868
Vicinity Centres REIT	137,781	162,889
Washington H Soul Pattinson & Co., Ltd.Δ	6,495	180,503
Wesfarmers, Ltd.	48,847	1,942,812
Westpac Banking Corporation	156,250	2,889,608
WiseTech Global, Ltd.	14,711	557,889
Woodside Petroleum, Ltd.	43,699	747,222
Woolworths Group, Ltd.	54,600	1,533,620
		49,760,213
Austria — 0.2%
Erste Group Bank AG	7,129	313,029
OMV AG	10,806	650,690
Raiffeisen Bank International AG	5,232	136,840
Verbund AGΔ	5,255	531,464
voestalpine AG	4,506	166,446
		1,798,469
Belgium — 0.8%
Ageas SA/NV	4,155	205,757
Elia Group SA/NVΔ	3,556	424,943
Etablissements Franz Colruyt NV	5,111	260,723
Groupe Bruxelles Lambert SA	11,620	1,278,150
KBC Group NV	13,105	1,182,130
Proximus SADP	7,723	153,259
Sofina SA	865	343,701
Solvay SA	4,910	609,073
UCB SA	9,658	1,081,477
Umicore SA	9,507	562,431
		6,101,644
Denmark — 2.3%
Ambu A/S Class BΔ	12,493	369,439
AP Moeller - Maersk A/S Class A	549	1,414,794
AP Moeller - Maersk A/S Class B	60	162,426
Chr. Hansen Holding A/S	9,414	768,957
Coloplast A/S Class B	9,701	1,516,873
Danske Bank A/S	52,273	880,597
Demant A/SΔ*	13,113	660,780
DSV A/S	11,994	2,870,931
Genmab A/S*	4,030	1,760,795
GN Store Nord A/S	5,764	398,656
Novozymes A/S, B Shares	15,803	1,083,316
Orsted A/S 144A	10,730	1,414,371
Pandora A/S	9,048	1,098,425
Tryg A/S	31,293	709,376
Vestas Wind Systems A/S	61,690	2,474,326
		17,584,062
Finland — 1.2%
Elisa OYJ	7,229	449,166
Fortum OYJ	22,487	682,843
Kesko OYJ, B Shares	12,949	446,655
Kone OYJ Class B	11,915	837,009
Neste OYJ	18,827	1,062,075

	Shares	Value
Nokia OYJ*	201,072	$1,108,974
Nordea Bank Abp	1,819	23,575
Nordea Bank Abp (NASDAQ Exchange)	131,432	1,693,670
Orion OYJ Class B	7,634	302,236
Sampo OYJ, A Shares	19,367	957,521
Stora Enso OYJ, R Shares	22,882	381,132
UPM-Kymmene OYJ	27,891	987,180
Wartsila OYJ Abp	14,669	174,698
		9,106,734
France — 9.9%
Accor SA*	16,778	598,257
Aeroports de Paris*	2,564	326,554
Air Liquide SA	21,465	3,437,838
Alstom SAΔ	13,522	512,926
Amundi SA 144A	3,229	271,581
Arkema SA	2,715	358,019
Atos SE	4,922	261,466
AXA SA	94,288	2,613,027
BioMerieux	1,757	199,924
BNP Paribas SAΔ	47,477	3,037,612
Bollore SA	53,876	311,123
Bouygues SA	11,283	466,748
Bureau Veritas SA	15,449	476,776
Capgemini SE	7,893	1,636,825
Carrefour SA	29,587	530,242
Cie de St-Gobain	26,241	1,765,942
Cie Generale des Etablissements Michelin SCA	6,689	1,025,695
CNP Assurances	6,718	106,031
Covivio REIT	3,117	261,944
Credit Agricole SA	66,291	911,199
Danone SA	28,687	1,955,821
Dassault Aviation SA	920	103,416
Dassault Systemes SE	29,713	1,563,662
Edenred	13,754	740,412
Eiffage SA	4,139	418,316
Electricite de France SA	31,565	396,651
Engie SA	92,715	1,213,009
EssilorLuxottica SA	16,487	3,150,553
Eurazeo SE	3,083	288,885
Eurofins Scientific SE	4,782	613,968
Faurecia SE	977	46,343
Faurecia SE (Euronext Paris Exchange)	5,122	240,978
Gecina SA REIT	2,894	389,348
Getlink SE	33,090	516,920
Hermes International	2,428	3,349,995
Ipsen SA	3,144	299,592
Kering SA	4,361	3,097,449
Klepierre REIT*	14,221	318,031
L’Oreal SA	12,212	5,053,375
Legrand SA	10,605	1,136,322
Orange SA	111,352	1,204,257
Orpea SA	3,616	420,436
Publicis Groupe SA	15,647	1,051,131
Renault SA*	7,966	282,609
Safran SA	14,290	1,807,408
	Shares	Value
Sanofi	58,344	$5,616,430
Sartorius Stedim Biotech	1,344	751,034
Schneider Electric SE	23,035	3,836,572
SCOR SE	8,564	246,608
SEB SA	1,871	263,222
Societe Generale SA	43,102	1,349,734
Sodexo SA*	8,013	700,302
Suez SA	19,394	442,224
Teleperformance	2,675	1,052,171
Thales SA	4,648	450,650
TotalEnergies SE	106,291	5,080,493
Ubisoft Entertainment SA*	5,285	316,478
Unibail-Rodamco-Westfield CDI*	10,140	38,391
Unibail-Rodamco-Westfield REITΔ*	6,095	448,596
Valeo	12,169	339,611
Veolia Environnement SAΔ	22,626	691,355
Vinci SA	23,401	2,433,912
Vivendi SEΔ	34,973	440,308
Wendel SE	1,720	237,660
Worldline SA 144A*	13,200	1,006,184
		74,510,551
Germany — 7.9%
adidas AG	8,615	2,707,320
Allianz SE	17,966	4,025,205
Aroundtown SA	49,132	338,466
BASF SE	41,014	3,109,283
Bayerische Motoren Werke AG	15,493	1,471,510
Bechtle AG	3,882	265,509
Beiersdorf AG	7,547	814,322
Brenntag SE	7,869	730,988
Carl Zeiss Meditec AG	1,414	270,855
Commerzbank AG*	39,511	261,710
Continental AG*	4,960	538,451
Covestro AG 144A	8,920	607,905
Daimler AG	36,038	3,179,694
Delivery Hero SE 144A*	6,459	823,879
Deutsche Bank AG*	96,500	1,226,298
Deutsche Boerse AG	8,824	1,431,841
Deutsche Lufthansa AG*	24,903	169,908
Deutsche Post AG	40,594	2,545,642
Deutsche Telekom AG	152,636	3,060,993
Deutsche Wohnen SE	14,763	902,678
E.ON SE	79,087	965,312
Evonik Industries AG	13,302	417,114
Fresenius Medical Care AG & Co. KGaA	8,805	617,621
Fresenius SE & Co. KGaA	22,478	1,075,914
GEA Group AG	7,555	345,032
Hannover Rueck SE	3,483	606,534
HeidelbergCement AG	2,223	165,843
HelloFresh SE*	7,006	645,723
Henkel AG & Co. KGaA	5,135	441,739
Infineon Technologies AG	50,360	2,059,634
KION Group AG	3,513	326,630
Knorr-Bremse AG	3,578	382,816
LANXESS AG	3,845	259,862
LEG Immobilien SE	2,998	423,479

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
MTU Aero Engines AG	2,932	$659,178
Muenchener Rueckversicherungs-Gesellschaft AG	6,780	1,850,054
Nemetschek SE	2,312	241,488
Puma SE	8,422	936,233
Rational AG	243	228,268
RWE AG	29,703	1,047,577
SAP SE	45,109	6,100,055
Scout24 AG 144A	3,290	228,506
Siemens AG	32,854	5,373,306
Siemens Energy AG*	18,963	507,250
Siemens Healthineers AG 144A	17,555	1,138,538
Symrise AG	6,729	881,978
TeamViewer AG 144A*	8,356	244,460
Telefonica Deutschland Holding AG	56,298	160,293
Vitesco Technologies Group AG*	992	58,603
Volkswagen AG	247	76,176
Vonovia SE	27,917	1,678,324
Zalando SE 144A*	10,454	953,421
		59,579,418
Hong Kong — 2.8%
AIA Group, Ltd.	527,600	6,069,725
BOC Hong Kong Holdings, Ltd.	203,500	613,231
Chow Tai Fook Jewellery Group, Ltd.	171,800	326,728
CK Asset Holdings, Ltd.	97,557	562,882
CK Hutchison Holdings, Ltd.	149,000	993,998
CK Infrastructure Holdings, Ltd.	35,000	195,217
CLP Holdings, Ltd.	91,000	876,187
ESR Cayman, Ltd. 144A*	109,800	331,388
Hang Lung Properties, Ltd.Δ	117,000	266,649
Hang Seng Bank, Ltd.	44,300	758,807
Henderson Land Development Co., Ltd.	67,275	256,884
HKT Trust & HKT, Ltd.	253,000	345,930
Hong Kong & China Gas Co., Ltd.	374,138	565,283
Hong Kong Exchanges and Clearing, Ltd.	48,797	2,998,601
Link REIT	73,210	626,923
MTR Corporation, Ltd.Δ	93,963	505,701
New World Development Co., Ltd.	79,466	323,209
Power Assets Holdings, Ltd.	77,000	451,381
Sino Land Co., Ltd.	292,958	394,117
Sun Hung Kai Properties, Ltd.	65,000	811,612
Swire Pacific, Ltd. Class A	22,500	133,133
Swire Properties, Ltd.	63,800	159,978
Techtronic Industries Co., Ltd.	46,500	918,913
WH Group, Ltd. 144A	556,591	396,320
Wharf Real Estate Investment Co., Ltd.	109,000	560,030
Xinyi Glass Holdings, Ltd.	96,000	286,373
		20,729,200
Ireland — 0.7%
CRH PLC	39,610	1,869,389
DCC PLC	5,616	468,183
James Hardie Industries PLC CDI	11,727	415,971
Kerry Group PLC Class A	8,753	1,176,128
	Shares	Value
Kingspan Group PLC	7,807	$778,743
Smurfit Kappa Group PLC	17,166	903,763
		5,612,177
Israel — 0.6%
Azrieli Group, Ltd.	1,239	111,533
Bank Hapoalim BM	48,532	426,287
Bank Leumi Le-Israel BM	65,831	557,789
Check Point Software Technologies, Ltd.*	4,629	523,262
CyberArk Software, Ltd.*	2,381	375,769
Elbit Systems, Ltd.	1,618	234,284
ICL Group, Ltd.	976	7,112
Israel Discount Bank, Ltd. Class A*	52,953	279,530
Nice, Ltd.*	2,756	780,395
Teva Pharmaceutical Industries, Ltd. ADR*	51,301	499,672
Wix.com, Ltd.*	2,346	459,746
		4,255,379
Italy — 1.9%
Amplifon SpA	5,903	280,543
Assicurazioni Generali SpA	40,263	852,738
Atlantia SpA*	29,878	563,848
DiaSorin SpAΔ	692	144,913
Enel SpA	338,973	2,601,692
Eni SpA	112,690	1,502,745
FinecoBank Banca Fineco SpA*	27,715	500,585
Infrastrutture Wireless Italiane SpA 144A	26,318	293,131
Intesa Sanpaolo SpA	725,698	2,054,441
Mediobanca Banca di Credito Finanziario SpA*	21,353	256,898
Moncler SpA	14,899	908,699
Nexi SpA 144A*	24,702	460,635
Poste Italiane SpA 144A	25,999	357,016
Prysmian SpA	8,844	308,908
Recordati Industria Chimica e Farmaceutica SpA	7,624	441,884
Snam SpA	106,584	589,611
Telecom Italia SpA	623,814	243,918
Terna - Rete Elettrica Nazionale	90,920	645,242
UniCredit SpA	99,177	1,312,477
		14,319,924
Japan — 23.2%
ABC-Mart, Inc.	100	5,617
Acom Co., Ltd.	3,200	11,693
Advantest Corporation	10,700	953,472
Aeon Co., Ltd.	30,800	809,731
AGC, Inc.	7,200	371,032
Aisin CorporationΔ	5,800	210,173
Ajinomoto Co., Inc.	31,600	933,775
ANA Holdings, Inc.*	7,400	192,381
Asahi Intecc Co., Ltd.	7,400	202,676
Asahi Kasei Corporation	28,300	303,265
Astellas Pharma, Inc.	86,900	1,430,292
Azbil Corporation	5,900	254,028
Bandai Namco Holdings, Inc.	9,100	684,117

	Shares	Value
Bridgestone Corporation	20,000	$946,224
Brother Industries, Ltd.	11,600	255,261
Canon, Inc.	47,800	1,169,574
Capcom Co., Ltd.	8,400	233,403
Casio Computer Co., Ltd.	10,000	165,561
Central Japan Railway Co.	7,300	1,165,255
Chubu Electric Power Co., Inc.	38,800	458,567
Chugai Pharmaceutical Co., Ltd.	28,200	1,031,948
Concordia Financial Group, Ltd.	10,800	42,514
CyberAgent, Inc.	22,800	439,869
Dai Nippon Printing Co., Ltd.	10,500	252,973
Daifuku Co., Ltd.	4,700	440,793
Dai-ichi Life Holdings, Inc.	47,600	1,041,063
Daiichi Sankyo Co., Ltd.	69,700	1,852,708
Daikin Industries, Ltd.	9,700	2,114,973
Daito Trust Construction Co., Ltd.	3,500	410,577
Daiwa House Industry Co., Ltd.	24,600	820,041
Daiwa House REIT Investment CorporationΔ	101	296,603
Daiwa Securities Group, Inc.	49,000	285,608
Denso Corporation	21,400	1,397,363
Dentsu Group, Inc.	10,700	411,680
Disco Corporation	1,500	420,132
East Japan Railway Co.	9,200	650,193
Eisai Co., Ltd.	10,100	756,566
ENEOS Holdings, Inc.	137,150	557,152
FANUC Corporation	8,900	1,951,431
Fast Retailing Co., Ltd.	2,900	2,138,796
Fuji Electric Co., Ltd.	2,700	122,866
FUJIFILM Holdings Corporation	14,300	1,234,802
Fujitsu, Ltd.	8,800	1,590,254
GLP J-REITΔ	117	192,591
GMO Payment Gateway, Inc.	1,900	239,897
Hakuhodo DY Holdings, Inc.	7,900	135,951
Hamamatsu Photonics KK	6,400	395,896
Hankyu Hanshin Holdings, Inc.	13,100	412,303
Hikari Tsushin, Inc.	1,200	202,823
Hino Motors, Ltd.	18,000	167,145
Hirose Electric Co., Ltd.	605	100,543
Hisamitsu Pharmaceutical Co., Inc.	3,300	124,813
Hitachi Metals, Ltd.*	2,000	38,623
Hitachi, Ltd.	35,600	2,106,121
Honda Motor Co., Ltd.	66,900	2,056,761
Hoshizaki Corporation	2,100	191,003
Hoya Corporation	15,500	2,418,292
Ibiden Co., Ltd.	1,800	99,010
Idemitsu Kosan Co., Ltd.	8,736	229,815
Iida Group Holdings Co., Ltd.	2,500	64,304
Inpex Corporation	43,600	339,484
Isuzu Motors, Ltd.	18,100	235,485
Ito En, Ltd.	8,000	530,680
ITOCHU CorporationΔ	55,600	1,619,405
Japan Airlines Co., Ltd.*	6,100	145,221
Japan Exchange Group, Inc.Δ	24,800	615,040
Japan Metropolitan Fund Invest REIT	228	218,927
Japan Post Bank Co., Ltd.	34,300	294,208
Japan Post Holdings Co., Ltd.*	72,100	606,049
Japan Post Insurance Co., Ltd.	12,400	224,913
	Shares	Value
Japan Real Estate Investment Corporation REITΔ	46	$275,919
JFE Holdings, Inc.	23,900	358,411
JSR Corporation	2,200	79,081
Kajima Corporation	17,500	224,255
Kakaku.com, Inc.Δ	3,900	125,943
Kansai Electric Power Co., Inc. (The)	34,300	332,373
Kansai Paint Co., Ltd.	1,400	34,729
Kao Corporation	24,200	1,440,229
KDDI Corporation	63,900	2,103,787
Keio Corporation	7,300	390,453
Keisei Electric Railway Co., Ltd.	5,400	178,876
Keyence Corporation	8,500	5,073,405
Kikkoman Corporation	9,000	732,354
Kintetsu Group Holdings Co., Ltd.Δ*	11,300	380,011
Kobayashi Pharmaceutical Co., Ltd.	2,300	182,350
Kobe Bussan Co., Ltd.	11,500	375,750
Koito Manufacturing Co., Ltd.	4,300	258,573
Komatsu, Ltd.	28,500	682,530
Konami Holdings CorporationΔ	5,500	344,736
Kose Corporation	1,400	167,434
Kubota Corporation	49,500	1,053,490
KuritaWater Industries, Ltd.	900	43,307
Kyocera Corporation	16,300	1,018,934
Kyowa Kirin Co., Ltd.	18,400	663,325
Lasertec Corporation	4,200	956,162
Lawson, Inc.Δ	3,900	191,577
Lion Corporation	11,600	187,621
Lixil Corporation	11,900	344,902
M3, Inc.	20,000	1,425,366
Makita Corporation	7,900	434,363
Marubeni Corporation	64,200	531,141
Mazda Motor Corporation*	20,700	179,136
McDonald’s Holdings Co. Japan, Ltd.Δ	8,800	415,170
Medipal Holdings Corporation	4,500	84,691
MEIJI Holdings Co., Ltd.	8,000	517,219
Mercari, Inc.Δ*	6,500	359,177
MINEBEA MITSUMI, Inc.Δ	13,700	348,909
MISUMI Group, Inc.	9,900	421,236
Mitsubishi Chemical Holdings Corporation	60,200	548,045
Mitsubishi Corporation	49,400	1,551,280
Mitsubishi Electric Corporation	82,100	1,140,993
Mitsubishi Estate Co., Ltd.	63,800	1,015,876
Mitsubishi Gas Chemical Co., Inc.	5,500	108,458
Mitsubishi HC Capital, Inc.	38,900	203,404
Mitsubishi Heavy Industries, Ltd.	13,700	367,078
Mitsubishi UFJ Financial Group, Inc.	524,300	3,099,312
Mitsui & Co., Ltd.Δ	61,200	1,338,260
Mitsui Chemicals, Inc.	9,400	314,045
Mitsui Fudosan Co., Ltd.	34,200	812,417
Mizuho Financial Group, Inc.	118,790	1,680,541
MonotaRO Co., Ltd.	8,000	179,281
MS&AD Insurance Group Holdings, Inc.	8,200	274,263
Murata Manufacturing Co., Ltd.	21,700	1,919,419
Nabtesco Corporation	3,800	143,677

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
NEC Corporation	9,300	$503,976
Nexon Co., Ltd.	23,400	375,583
NH Foods, Ltd.Δ	6,500	245,468
Nidec Corporation	20,800	2,292,992
Nihon M&A Center, Inc.	10,800	317,135
Nintendo Co., Ltd.Δ	4,300	2,054,896
Nippon Building Fund, Inc. REIT	69	448,278
Nippon Express Co., Ltd.	4,000	275,481
Nippon Paint Holdings Co., Ltd.Δ	29,500	321,260
Nippon Prologis REIT, Inc.	121	404,388
Nippon Sanso Holdings Corporation	8,800	220,537
Nippon Shinyaku Co., Ltd.Δ	3,000	249,369
Nippon Steel Corporation	35,900	645,697
Nippon Telegraph & Telephone Corporation	61,300	1,698,572
Nippon Yusen KK	8,500	636,891
Nissan Chemical Corporation	5,900	345,069
Nissan Motor Co., Ltd.*	106,800	533,730
Nisshin Seifun Group, Inc.	15,300	253,532
Nissin Foods Holdings Co., Ltd.Δ	4,300	345,052
Nitori Holdings Co., Ltd.	4,000	788,288
Nitto Denko Corporation	7,100	505,425
Nomura Holdings, Inc.	160,800	792,729
Nomura Real Estate Holdings, Inc.	11,400	296,383
Nomura Real Estate Master Fund, Inc. REIT	184	264,826
Nomura Research Institute, Ltd.	17,157	630,635
NTT Data Corporation	29,300	566,493
Obayashi Corporation	26,400	217,609
Obic Co., Ltd.	3,600	684,569
Odakyu Electric Railway Co., Ltd.Δ	15,900	368,007
Oji Holdings Corporation	31,000	156,201
Olympus Corporation	54,000	1,181,951
Omron Corporation	8,300	821,307
Ono Pharmaceutical Co., Ltd.	28,900	659,028
Oracle Corporation	700	61,492
Oriental Land Co., Ltd.	11,700	1,892,777
ORIX Corporation	60,200	1,126,434
Orix JREIT, Inc.	119	207,104
Osaka Gas Co., Ltd.	14,000	255,823
Otsuka Corporation	6,900	354,817
Otsuka Holdings Co., Ltd.	20,900	893,740
Pan Pacific International Holdings Corporation	26,100	538,530
Panasonic Corporation	112,600	1,395,722
PeptiDream, Inc.*	5,900	192,601
Persol Holdings Co., Ltd.	9,400	234,333
Pigeon Corporation	6,500	151,111
Pola Orbis Holdings, Inc.	7,300	168,030
Rakuten, Inc.	35,400	344,823
Recruit Holdings Co., Ltd.	54,700	3,343,584
Renesas Electronics Corporation*	60,600	745,826
Resona Holdings, Inc.	92,600	370,401
Ricoh Co., Ltd.Δ	26,200	268,085
Rinnai Corporation	1,300	142,729
Rohm Co., Ltd.	3,100	292,338
Ryohin Keikaku Co., Ltd.	11,000	244,674
Santen Pharmaceutical Co., Ltd.	18,600	261,593
	Shares	Value
SBI Holdings, Inc.	9,400	$230,229
Secom Co., Ltd.	11,500	831,772
Seiko Epson Corporation	17,200	347,268
Sekisui Chemical Co., Ltd.	16,800	288,661
Sekisui House, Ltd.	31,600	661,734
Seven & i Holdings Co., Ltd.	29,000	1,320,209
SG Holdings Co., Ltd.	8,800	248,961
Sharp CorporationΔ	9,500	119,756
Shimadzu Corporation	11,300	496,253
Shimano, Inc.	3,200	934,999
Shimizu Corporation	26,800	200,607
Shin-Etsu Chemical Co., Ltd.	13,800	2,329,011
Shionogi & Co., Ltd.	11,000	752,723
Shiseido Co., Ltd.	20,800	1,397,957
SMC Corporation	2,700	1,684,558
SoftBank Corporation	130,600	1,771,562
SoftBank Group Corporation	52,500	3,033,728
Sohgo Security Services Co., Ltd.	600	26,974
Sompo Holdings, Inc.	13,400	581,359
Sony Group Corporation	54,100	6,006,115
Square Enix Holdings Co., Ltd.	4,200	224,472
Subaru Corporation	30,200	558,088
SUMCO CorporationΔ	14,200	283,298
Sumitomo Chemical Co., Ltd.	51,000	264,703
Sumitomo Corporation	51,900	731,112
Sumitomo Dainippon Pharma Co., Ltd.Δ	12,500	223,426
Sumitomo Electric Industries, Ltd.Δ	34,000	452,121
Sumitomo Metal Mining Co., Ltd.	9,900	357,990
Sumitomo Mitsui Financial Group, Inc.	55,300	1,945,419
Sumitomo Mitsui Trust Holdings, Inc.	13,800	475,273
Sumitomo Realty & Development Co., Ltd.	6,500	237,583
Suntory Beverage & Food, Ltd.	11,200	464,300
Suzuki Motor CorporationΔ	10,100	451,258
Sysmex Corporation	7,300	906,723
T&D Holdings, Inc.	22,500	308,653
Taisei Corporation	11,000	352,460
Taisho Pharmaceutical Holdings Co., Ltd.	5,400	314,759
Takeda Pharmaceutical Co., Ltd.	77,936	2,570,546
TDK Corporation	8,100	292,108
Terumo Corporation	22,800	1,076,579
TIS, Inc.	8,000	218,353
Tobu Railway Co., Ltd.	10,900	293,491
Toho Co., Ltd.	2,900	136,623
Toho Gas Co., Ltd.Δ	3,400	147,879
Tohoku Electric Power Co., Inc.	19,200	141,143
Tokio Marine Holdings, Inc.	29,100	1,559,906
Tokyo Electric Power Co. Holdings, Inc.*	56,100	159,733
Tokyo Electron, Ltd.	6,100	2,694,850
Tokyo Gas Co., Ltd.	20,300	377,728
Tokyu Corporation	16,400	243,433
TOPPAN, Inc.	14,000	237,375
Toray Industries, Inc.	85,700	544,554
Toshiba Corporation	16,900	711,339

	Shares	Value
Tosoh Corporation	16,800	$304,445
TOTO, Ltd.	6,700	319,031
Toyo Suisan Kaisha, Ltd.	4,200	185,975
Toyota Industries Corporation	8,800	724,063
Toyota Motor Corporation	459,580	8,188,514
Toyota Tsusho Corporation	7,800	327,549
Trend Micro, Inc.	4,300	239,459
Tsuruha Holdings, Inc.	1,900	234,312
Unicharm Corporation	24,000	1,063,488
United Urban Investment Corporation REIT	156	210,845
Welcia Holdings Co., Ltd.	4,600	165,796
West Japan Railway Co.	9,300	467,484
Yakult Honsha Co., Ltd.Δ	10,500	531,521
Yamada Holdings Co., Ltd.	39,400	165,463
Yamaha Corporation	5,400	339,671
Yamaha Motor Co., Ltd.	13,300	370,270
Yamato Holdings Co., Ltd.	10,600	268,290
Yaskawa Electric Corporation	9,000	432,167
Yokogawa Electric Corporation	9,300	162,207
Z Holdings Corporation	123,000	787,208
ZOZO, Inc.	5,700	213,551
		175,146,526
Jersey — 0.8%
Experian PLC	36,334	1,522,036
Ferguson PLC	8,665	1,202,892
Glencore PLC*	401,592	1,889,131
WPP PLC	75,700	1,014,196
		5,628,255
Netherlands — 6.0%
ABN AMRO Bank NV CVA 144A*	19,173	276,616
Adyen NV 144A*	831	2,322,947
Aegon NVΔ	97,467	503,110
Airbus SE*	25,139	3,332,826
Akzo Nobel NV	7,083	773,922
ArcelorMittal SA	34,529	1,057,024
Argenx SE*	2,200	664,802
ASM International NV	2,234	874,876
ASML Holding NV	18,015	13,458,259
CNH Industrial NV	43,467	730,639
EXOR NV	3,560	298,745
Ferrari NV	5,605	1,169,764
ING Groep NV	182,403	2,651,868
InPost SA*	16,419	272,448
JDE Peet's NV	8,224	245,778
Just Eat Takeaway.com NV 144A*	6,526	476,816
Koninklijke Ahold Delhaize NV	58,297	1,941,182
Koninklijke DSM NVΔ	9,167	1,833,181
Koninklijke KPN NV	184,467	580,474
Koninklijke Philips NV	45,034	2,000,722
Koninklijke Vopak NV	1,385	54,572
NN Group NVΔ	13,862	726,123
Prosus NV*	40,285	3,224,454
QIAGEN NVΔ*	14,497	752,141
Randstad NVΔ	7,963	536,126
Stellantis NV	98,407	1,872,797
	Shares	Value
STMicroelectronics NV	30,860	$1,347,401
Wolters Kluwer NV	14,668	1,554,757
		45,534,370
New Zealand — 0.4%
a2 Milk Co., Ltd. (The)Δ*	45,565	201,759
Auckland International Airport, Ltd.Δ*	96,523	518,846
Fisher & Paykel Healthcare Corporation, Ltd.	27,390	602,462
Mercury NZ, Ltd.	64,443	288,216
Meridian Energy, Ltd.	83,938	283,860
Ryman Healthcare, Ltd.	22,949	238,798
Spark New Zealand, Ltd.	92,750	305,136
Xero, Ltd.*	5,756	564,828
		3,003,905
Norway — 0.7%
Adevinta ASA*	16,796	287,823
DNB Bank ASA	42,506	966,361
Equinor ASA	33,029	839,954
Gjensidige Forsikring ASA	8,027	177,783
Mowi ASA	26,051	661,873
Norsk Hydro ASA	56,215	419,588
Orkla ASA	60,619	556,373
Schibsted ASA, B Shares	4,676	198,878
Telenor ASA	36,667	617,179
Yara International ASA	10,434	516,862
		5,242,674
Papua New Guinea — 0.0%
Oil Search, Ltd.	96,983	301,808
Portugal — 0.2%
EDP - Energias de Portugal SA	154,225	810,162
Galp Energia SGPS SA	27,004	306,711
Jeronimo Martins SGPS SA	14,871	296,457
		1,413,330
Singapore — 1.1%
Ascendas REIT	149,957	330,531
CapitaLand Integrated Commercial Trust REITΔ	154,203	229,617
Capitaland Investment, Ltd.*	42,360	106,072
DBS Group Holdings, Ltd.	67,260	1,490,389
Hongkong Land Holdings, Ltd.	79,400	379,268
Jardine Matheson Holdings, Ltd.	12,200	644,871
Keppel Corporation, Ltd.	57,100	218,050
Mapletree Logistics Trust REIT	203,800	304,668
Oversea-Chinese Banking Corporation, Ltd.	118,940	1,001,562
Singapore Airlines, Ltd.Δ*	127,450	469,348
Singapore Exchange, Ltd.	32,300	236,464
Singapore Technologies Engineering, Ltd.	16,100	44,942
Singapore Telecommunications, Ltd.	431,500	776,815
United Overseas Bank, Ltd.	53,959	1,020,774
UOL Group, Ltd.Δ	7,561	38,021
Venture Corporation, Ltd.	10,300	135,380

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Wilmar International, Ltd.	188,000	$580,807
		8,007,579
Spain — 2.4%
ACS Actividades de Construccion y Servicios SAΔ	18,362	497,402
Aena SME SA 144A*	3,930	679,661
Amadeus IT Group SA*	22,411	1,474,013
Banco Bilbao Vizcaya Argentaria SA*	319,952	2,111,879
Banco Santander SA*	712,464	2,580,806
CaixaBank SA	185,397	574,921
Cellnex Telecom SA 144AΔ*	18,797	1,160,528
EDP Renovaveis SA	12,583	312,208
Enagas SA	17,674	392,790
Endesa SA	13,556	273,391
Ferrovial SAΔ	28,287	825,660
Grifols SA	15,393	375,867
Iberdrola SA	270,908	2,725,452
Industria de Diseno Textil SA	56,903	2,093,788
Naturgy Energy Group SA	9,244	232,680
Red Electrica Corporation SAΔ	23,715	475,777
Repsol SA	42,415	553,666
Siemens Gamesa Renewable Energy SAΔ*	6,866	174,513
Telefonica SA	159,468	748,316
		18,263,318
Sweden — 3.2%
Alfa Laval AB	14,717	548,922
Assa Abloy AB, B Shares	39,827	1,155,246
Atlas Copco AB, A Shares	28,714	1,733,914
Atlas Copco AB, B Shares	19,228	977,294
Boliden AB	9,794	313,608
Electrolux AB, Series BΔ*	13,970	322,759
Embracer Group ABΔ*	27,006	260,053
Epiroc AB, A Shares	31,158	647,761
Epiroc AB, B Shares	20,075	355,564
EQT AB	12,795	531,295
Essity AB, B Shares	36,031	1,117,465
Fastighets AB Balder, B Shares*	4,801	288,524
H & M Hennes & Mauritz AB, B Shares*	42,435	858,953
Hexagon AB, B Shares	97,566	1,509,150
Husqvarna AB, B SharesΔ	23,565	281,509
ICA Gruppen AB	5,526	253,531
Industrivarden AB, C Shares	18,571	573,764
Investment AB Latour, B Shares	9,171	283,793
Investor AB, B Shares	84,736	1,822,195
Kinnevik AB, B Shares*	10,870	382,127
L E Lundbergforetagen AB, B Shares	5,888	323,123
Lundin Energy AB	8,084	300,088
Nibe Industrier AB, B Shares	52,100	654,728
Sandvik AB	39,543	903,412
Securitas AB, B Shares	14,981	237,113
Sinch AB 144A*	22,610	438,453
Skandinaviska Enskilda Banken AB, A Shares	55,183	777,712
Skanska AB, B Shares	13,311	333,941
	Shares	Value
SKF AB, B Shares	13,321	$314,125
Svenska Cellulosa AB SCA, B Shares	26,301	407,615
Svenska Handelsbanken AB, A Shares	65,615	734,849
Swedbank AB, A Shares	41,659	840,041
Tele2 AB, B Shares	19,177	283,949
Telefonaktiebolaget LM Ericsson, B SharesΔ	110,912	1,251,856
Telia Co AB	126,527	520,498
Volvo AB, B Shares	76,978	1,718,648
		24,257,578
Switzerland — 9.3%
ABB, Ltd.	68,606	2,294,996
Adecco Group AG	8,557	428,755
Alcon, Inc.	23,311	1,887,509
Baloise Holding AG	269	40,804
Barry Callebaut AG	219	496,706
Chocoladefabriken Lindt & Spruengli AG	3	353,774
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	82	916,830
Cie Financiere Richemont SA Class A	22,383	2,320,717
Coca-Cola HBC AG*	38,240	1,232,253
Credit Suisse Group AGΔ	76,368	754,230
EMS-Chemie Holding AG	154	145,503
Geberit AG	1,584	1,162,977
Givaudan SA	437	1,992,324
Holcim, Ltd.*	1,494	72,026
Holcim, Ltd. (Swiss Exchange)*	13,262	639,030
Julius Baer Group, Ltd.	11,052	734,292
Kuehne + Nagel International AG	2,592	884,912
Logitech International SA	9,124	811,736
Lonza Group AG	3,103	2,327,591
Nestle SA	125,117	15,075,356
Novartis AG	98,147	8,047,977
Partners Group Holding AG	915	1,427,985
Roche Holding AG	1,511	620,150
Roche Holding AG (Swiss Exchange)	30,001	10,949,464
Schindler Holding AG	1,421	366,086
Schindler Holding AG (Swiss Exchange)	2,186	586,874
SGS SA	333	969,309
Sika AG	6,515	2,059,868
Sonova Holding AG	2,443	923,230
Straumann Holding AG	404	724,559
Swatch Group AG (The)	2,593	133,421
Swatch Group AG (The) (Swiss Exchange)	2,026	528,546
Swiss Life Holding AG	1,166	587,510
Swiss Prime Site AG	1,740	169,965
Swiss Re AG	8,814	752,277
Swisscom AG	1,391	800,494
Temenos AG	3,832	519,951
UBS Group AG	153,106	2,443,819
Vifor Pharma AG	2,839	367,983
Zurich Insurance Group AG	6,031	2,466,199
		70,017,988

	Shares	Value
United Kingdom — 12.7%
3i Group PLC	26,842	$461,058
Abrdn PLC	114,480	391,517
Admiral Group PLC	7,823	326,872
Anglo American PLC	54,179	1,898,901
Antofagasta PLC	23,560	428,150
Ashtead Group PLC	18,588	1,405,130
Associated British Foods PLC	22,791	567,330
AstraZeneca PLC	68,993	8,314,880
Auto Trader Group PLC 144AΔ	39,162	308,840
AVEVA Group PLC	8,238	398,152
Aviva PLC	204,349	1,083,024
BAE Systems PLC	158,332	1,199,216
Barclays PLC	828,179	2,104,386
Barratt Developments PLC	50,118	443,032
Berkeley Group Holdings PLC	6,217	363,046
BHP Group PLC	88,834	2,238,114
BP PLC	863,624	3,933,682
British Land Co. PLC (The) REIT	31,612	209,765
BT Group PLC*	453,308	971,807
Bunzl PLC	13,047	430,479
Burberry Group PLC	30,456	741,197
Coca-Cola European Partners PLC	15,904	879,332
Compass Group PLC*	98,923	2,023,091
Croda International PLC	4,729	541,835
Direct Line Insurance Group PLC	64,437	251,438
Evraz PLC	31,936	253,380
GlaxoSmithKline PLC	253,453	4,783,462
Halma PLC	23,059	879,552
Hargreaves Lansdown PLC	13,678	262,626
Hikma Pharmaceuticals PLC	15,678	515,744
HSBC Holdings PLC	874,012	4,569,927
Informa PLCΔ*	87,112	640,618
InterContinental Hotels Group PLC*	14,742	941,299
Intertek Group PLC	8,134	543,898
J Sainsbury PLCΔ	118,172	452,928
JD Sports Fashion PLC	19,923	279,988
Johnson Matthey PLC	13,222	474,366
Kingfisher PLC	108,273	488,731
Land Securities Group PLC REIT	42,490	396,021
Legal & General Group PLC	179,507	674,424
Lloyds Banking Group PLC	2,720,749	1,693,453
London Stock Exchange Group PLC	14,997	1,502,823
M&G PLC	116,852	319,264
Melrose Industries PLC	238,315	553,298
Mondi PLC	29,098	713,075
National Grid PLC	171,408	2,042,450
Natwest Group PLC	215,447	649,542
Next PLC	7,706	847,667
Ocado Group PLC*	22,804	509,620
Pearson PLCΔ	41,042	393,602
Persimmon PLC	15,563	556,610
Phoenix Group Holdings PLC	26,052	225,225
	Shares	Value
Prudential PLC	100,925	$1,958,493
Reckitt Benckiser Group PLC	31,633	2,485,095
RELX PLC	88,868	2,558,177
Rentokil Initial PLC	101,023	793,313
Rio Tinto PLC	47,863	3,137,522
Rolls-Royce Holdings PLCΔ*	419,124	782,805
Royal Dutch Shell PLC, A Shares	196,480	4,369,553
Royal Dutch Shell PLC, B Shares	154,577	3,424,904
Sage Group PLC (The)	68,811	655,195
Schroders PLC	6,913	332,929
Segro PLC REIT	73,703	1,183,953
Severn Trent PLC	5,400	189,049
Smith & Nephew PLC	46,538	801,749
Smiths Group PLC	26,226	505,710
Spirax-Sarco Engineering PLC	3,343	672,631
SSE PLC	59,270	1,247,938
St. James’s Place PLC	12,657	255,321
Standard Chartered PLC	131,722	770,018
Taylor Wimpey PLC	203,676	424,808
Tesco PLC	297,815	1,014,249
Unilever PLC	128,803	6,973,184
United Utilities Group PLC	48,952	637,128
Vodafone Group PLC	1,094,366	1,665,288
Whitbread PLCΔ*	15,331	681,663
Wm Morrison Supermarkets PLC	146,161	579,980
		96,178,522
Total Foreign Common Stocks (Cost $605,154,481)		716,353,624
FOREIGN PREFERRED STOCKS — 0.6%
Germany — 0.6%
FUCHS PETROLUB SE
2.56%◊	3,828	179,229
Henkel AG & Co. KGaA
2.34%◊	8,912	824,437
Porsche Automobil Holding SE
2.63%◊	6,508	643,578
Sartorius AG
0.14%◊	1,199	763,294
Volkswagen AG
2.55%◊	9,649	2,150,787
		4,561,325
Total Foreign Preferred Stocks (Cost $3,382,539)		4,561,325
RIGHTS — 0.0%
Deutsche Lufthansa AG* (Cost $119,496)	24,903	59,135

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
MONEY MARKET FUNDS — 5.2%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	22,871,912	$22,871,912
Northern Institutional Liquid Assets Portfolio (Shares), 0.03%Ø§	15,875,457	15,875,457
Total Money Market Funds (Cost $38,747,369)		38,747,369
TOTAL INVESTMENTS — 101.0% (Cost $649,800,758)		761,834,045
Liabilities in Excess of Other Assets — (1.0)%		(7,196,815)
NET ASSETS — 100.0%		$754,637,230
Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2021	268	$30,377,800	$(1,192,898)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 3.8%
Communication Services — 0.1%
Tencent Music Entertainment Group ADR*	210,841	$1,528,597
Consumer Discretionary — 1.6%
Booking Holdings, Inc.*	1,430	3,394,634
Lululemon Athletica, Inc.*	15,770	6,382,119
MercadoLibre, Inc.*	4,050	6,801,570
Trip.com Group, Ltd. ADR*	149,836	4,607,457
		21,185,780
Financials — 0.5%
Everest Re Group, Ltd.	23,821	5,973,831
Health Care — 1.0%
Mettler-Toledo International, Inc.*	4,010	5,523,214
ResMed, Inc.	29,860	7,869,603
		13,392,817
Information Technology — 0.6%
Cognizant Technology Solutions Corporation Class A	34,198	2,537,833
EPAM Systems, Inc.*	9,370	5,345,398
		7,883,231
Total Common Stocks (Cost $36,391,793)		49,964,256
FOREIGN COMMON STOCKS — 87.1%
Australia — 2.4%
Afterpay, Ltd.*	2,670	231,957
AMP, Ltd.*	446,039	314,518
Ansell, Ltd.	5,554	134,948
ASX, Ltd.‡‡	2,303	132,965
Aurizon Holdings, Ltd.	436,750	1,182,475
Australia & New Zealand Banking Group, Ltd.	46,976	943,398
BHP Group, Ltd.‡‡	37,978	1,014,311
BlueScope Steel, Ltd.‡‡	136,397	1,976,338
Brambles, Ltd.	195,570	1,503,827
carsales.com, Ltd.	5,846	104,933
Coles Group, Ltd.	22,243	270,186
CSL, Ltd.	33,188	6,934,011
Dexus REIT‡‡	55,775	429,278
Fortescue Metals Group, Ltd.‡‡	113,037	1,204,072
Goodman Group REIT‡‡	50,048	770,093
GPT Group (The) REITΨ†††*	63,198	—
GPT Group (The) REIT (Athens Exchange)	104,984	378,142
Harvey Norman Holdings, Ltd.	388,591	1,393,479
JB Hi-Fi, Ltd.	47,241	1,536,023
Mineral Resources, Ltd.	27,801	882,296
Mirvac Group REIT‡‡	355,598	754,317
Orica, Ltd.	227,196	2,219,108
Rio Tinto, Ltd.‡‡	4,796	341,432
Scentre Group REIT‡‡	186,809	397,598
Seven Group Holdings, Ltd.	9,416	137,957
Sonic Healthcare, Ltd.	11,906	344,074
South32, Ltd.	801,400	1,988,702
Stockland REIT‡‡	206,720	655,545
Suncorp Group, Ltd.	103,885	923,745
	Shares	Value
Vicinity Centres REIT‡‡	336,787	$398,161
Westpac Banking Corporation	37,877	700,478
WiseTech Global, Ltd.	12,440	471,765
Woodside Petroleum, Ltd.	6,369	108,905
		30,779,037
Belgium — 0.2%
Etablissements Franz Colruyt NV	10,545	537,923
Groupe Bruxelles Lambert SA‡‡	415	45,648
KBC Group NV	3,973	358,383
Proximus SADP	43,796	869,109
Telenet Group Holding NV	12,159	464,253
		2,275,316
Brazil — 0.2%
Magazine Luiza SA*	849,000	2,238,744
Canada — 3.1%
Agnico Eagle Mines, Ltd.Δ	40,750	2,112,888
Canadian National Railway Co.	78,714	9,103,274
Canadian Pacific Railway, Ltd.Δ	104,970	6,830,398
Cenovus Energy, Inc.	147,499	1,487,101
Kinross Gold Corporation	556,457	2,983,059
Open Text Corporation	37,900	1,849,817
Restaurant Brands International, Inc.Δ	16,610	1,016,366
Shopify, Inc. Class A*	5,010	6,792,458
Toronto-Dominion Bank (The)	123,469	8,173,753
		40,349,114
China — 1.7%
Alibaba Group Holding, Ltd. ADR*	33,917	5,021,412
Baidu, Inc. ADR*	24,066	3,700,147
Tencent Holdings, Ltd.	204,700	12,220,336
Vipshop Holdings, Ltd. ADR*	133,700	1,489,418
		22,431,313
Denmark — 1.1%
AP Moeller - Maersk A/S Class B	968	2,620,463
Danske Bank A/S	12,095	203,754
DSV A/S	35,895	8,591,968
Genmab A/S*	642	280,504
GN Store Nord A/S	6,416	443,751
H Lundbeck A/S	10,608	288,250
Pandora A/S‡‡	12,281	1,490,910
		13,919,600
Finland — 0.4%
Huhtamaki OYJ	9,348	420,371
Kone OYJ Class B	29,819	2,094,736
Metso Outotec OYJ	13,552	123,677
Nokia OYJ*	18,402	101,493
Nokian Renkaat OYJ	12,099	432,339
Orion OYJ Class B‡‡	1,614	63,899
UPM-Kymmene OYJ	36,411	1,288,739
Valmet OYJ	14,547	525,206
		5,050,460
France — 10.1%
Accor SA*	191,377	6,823,975
Air Liquide SA	55,467	8,883,604

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
AXA SA	336,929	$9,337,397
BNP Paribas SAΔ	102,792	6,576,705
Bureau Veritas SA	236,767	7,306,929
Capgemini SE	73,937	15,332,819
Danone SA	105,301	7,179,207
Engie SA	271,359	3,550,244
Hermes International	7,570	10,444,590
L’Oreal SA	34,197	14,150,857
Publicis Groupe SA	41,156	2,764,770
Sanofi	86,116	8,289,875
Schneider Electric SE	111,274	18,533,134
SCOR SE	50,295	1,448,289
TotalEnergies SE	152,113	7,270,691
Valeo	91,961	2,566,434
Worldline SA 144A*	24,000	1,829,425
		132,288,945
Germany — 9.4%
adidas AG	8,018	2,519,709
Allianz SE	30,156	6,756,323
Aurubis AG	20,482	1,538,152
Bayerische Motoren Werke AG	86,425	8,208,563
Beiersdorf AG	83,798	9,041,815
Brenntag SE	10,019	930,712
Continental AG*	67,938	7,375,258
Covestro AG 144A	16,139	1,099,886
Daimler AG	98,630	8,702,293
Deutsche Bank AG*	77,305	982,372
Deutsche Boerse AG	75,138	12,192,390
Deutsche Post AG	26,643	1,670,778
Deutsche Wohnen SE*	6,238	382,244
Freenet AG	21,875	572,357
Fresenius Medical Care AG & Co. KGaA	148,133	10,390,688
Fresenius SE & Co. KGaA‡‡	42,133	2,016,704
GEA Group AG	7,576	345,991
HelloFresh SE*	10,916	1,006,096
Henkel AG & Co. KGaA	21,500	1,849,541
HOCHTIEF AG	4,372	348,565
Infineon Technologies AG‡‡	13,685	559,692
LANXESS AG	4,395	297,034
METRO AG	50,670	657,411
ProSiebenSat.1 Media SE	15,298	279,499
Rheinmetall AG	8,469	827,238
RWE AG‡‡	28,584	1,008,112
SAP SE	177,858	24,051,599
Siemens AG	58,478	9,564,138
Siemens Energy AG*	69,128	1,849,138
Software AG	5,659	263,019
Telefonica Deutschland Holding AG	180,754	514,647
thyssenkrupp AG*	287,684	3,026,116
Uniper SE	26,848	1,117,671
Vitesco Technologies Group AG*	10,261	606,154
Vonovia SE	8,154	490,205
Wacker Chemie AG	2,045	380,403
		123,422,513
Hong Kong — 2.6%
AIA Group, Ltd.	1,637,126	18,834,164
	Shares	Value
Alibaba Group Holding, Ltd.*	89,240	$1,652,184
Li Ning Co., Ltd.	372,500	4,293,339
Shenzhou International Group Holdings, Ltd.	191,500	4,064,295
Wuxi Biologics Cayman, Inc. 144A*	340,775	5,527,471
		34,371,453
India — 1.1%
Axis Bank, Ltd.*	216,718	2,221,766
HDFC Bank, Ltd.	435,878	9,318,312
HDFC Bank, Ltd. ADR	39,356	2,876,530
		14,416,608
Indonesia — 0.1%
PT Bank Mandiri Persero Tbk	3,179,600	1,358,920
Ireland — 3.6%
Accenture PLC Class A	20,085	6,425,593
Aon PLC Class A	37,441	10,699,515
ICON PLC*	23,375	6,124,717
Linde PLC	5,233	1,538,913
Medtronic PLC	58,100	7,282,835
Ryanair Holdings PLC*	7,800	147,497
Ryanair Holdings PLC ADR*	23,810	2,620,529
STERIS PLC	22,050	4,504,374
Willis Towers Watson PLC	32,260	7,499,160
		46,843,133
Israel — 0.6%
Check Point Software Technologies, Ltd.*	68,060	7,693,502
Italy — 0.9%
Assicurazioni Generali SpA	18,699	396,030
Azimut Holding SpA	3,677	100,726
Banco BPM SpA	71,752	224,494
Brembo SpA	22,319	281,195
Buzzi Unicem SpA	44,997	1,022,077
Hera SpA	27,467	111,984
Intesa Sanpaolo SpA	2,366,137	6,698,502
Prysmian SpA	12,790	446,736
Telecom Italia SpA	3,320,459	1,298,337
UniCredit SpA	53,655	710,053
Unipol Gruppo SpA	121,643	706,961
		11,997,095
Japan — 16.1%
ABC-Mart, Inc.	3,400	190,988
Advantest Corporation	5,900	525,746
Aeon Co., Ltd.	13,000	341,770
AEON Financial Service Co., Ltd.	41,300	522,956
Aisin Corporation	20,900	757,349
Ajinomoto Co., Inc.	12,400	366,418
Alfresa Holdings Corporation	13,700	204,656
Amada Co., Ltd.	19,300	199,081
Astellas Pharma, Inc.	569,690	9,376,560
Bandai Namco Holdings, Inc.	4,500	338,300
Bridgestone Corporation	9,900	468,381
Brother Industries, Ltd.‡‡	55,500	1,221,291
Canon, Inc.	10,000	244,681
Central Japan Railway Co.	1,300	207,511

	Shares	Value
Chugai Pharmaceutical Co., Ltd.	5,800	$212,245
Concordia Financial Group, Ltd.	60,600	238,553
Dai Nippon Printing Co., Ltd.	2,800	67,460
Dai-ichi Life Holdings, Inc.	23,800	520,531
Daiichi Sankyo Co., Ltd.	19,000	505,042
Daikin Industries, Ltd.	55,300	12,057,527
Daito Trust Construction Co., Ltd.‡‡Δ	76,333	8,954,453
Daiwa House Industry Co., Ltd.‡‡	21,100	703,369
DeNA Co., Ltd.	54,000	1,001,631
Denso Corporation	7,200	470,141
Disco Corporation	2,900	812,254
East Japan Railway Co.	4,300	303,895
Eisai Co., Ltd.	4,400	329,593
Electric Power Development Co., Ltd.	45,800	656,645
ENEOS Holdings, Inc.	91,100	370,080
FANUC Corporation	1,800	394,671
Fast Retailing Co., Ltd.	600	442,509
Food & Life Cos., Ltd.	14,700	675,949
Fuji Electric Co., Ltd.	5,200	236,630
FUJIFILM Holdings Corporation	4,600	397,209
Fujitsu General, Ltd.	7,300	182,505
Fujitsu, Ltd.‡‡	3,200	578,274
Fukuoka Financial Group, Inc.	6,100	109,139
GMO Payment Gateway, Inc.	500	63,131
Hakuhodo DY Holdings, Inc.	14,100	242,646
Hankyu Hanshin Holdings, Inc.	8,300	261,230
Haseko Corporation‡‡	29,300	391,205
Hitachi Transport System, Ltd.	11,000	488,648
Hitachi, Ltd.‡‡	13,000	769,089
Honda Motor Co., Ltd.	45,300	1,392,695
Hoya Corporation‡‡	92,100	14,369,333
Ibiden Co., Ltd.	4,700	258,525
Iida Group Holdings Co., Ltd.	19,000	488,713
Inpex Corporation	11,800	91,879
Ito En, Ltd.	3,600	238,806
ITOCHU CorporationΔ	12,700	369,900
Japan Airlines Co., Ltd.*	4,800	114,272
Japan Exchange Group, Inc.Δ	175,027	4,340,670
Japan Metropolitan Fund Invest REIT	166	159,394
Japan Post Holdings Co., Ltd.*	24,200	203,417
Japan Post Insurance Co., Ltd.	46,400	841,609
Japan Real Estate Investment Corporation REITΔ	64	383,888
JSR Corporation	8,400	301,946
JTEKT Corporation	12,800	111,062
Kajima Corporation	82,400	1,055,922
Kamigumi Co., Ltd.	63,400	1,328,711
Kaneka Corporation	5,400	225,548
Kao Corporation	3,900	232,103
KDDI Corporation	38,200	1,257,663
Keyence Corporation	13,100	7,819,012
Kinden Corporation	67,100	1,131,409
Kintetsu Group Holdings Co., Ltd.Δ*	7,900	265,671
Komatsu, Ltd.	77,200	1,848,818
Kubota Corporation	19,200	408,627
KuritaWater Industries, Ltd.	4,900	235,780
Kyocera Corporation	9,600	600,108
Kyowa Exeo Corporation	11,700	286,807
	Shares	Value
Kyushu Electric Power Co., Inc.	23,600	$179,281
Lasertec Corporation	27,500	6,260,583
Lion Corporation	8,000	129,394
Lixil Corporation	9,700	281,139
M3, Inc.	4,600	327,834
Mabuchi Motor Co., Ltd.	27,800	964,114
Makita Corporation	114,268	6,282,756
Marubeni Corporation	133,000	1,100,339
Mebuki Financial Group, Inc.	396,300	868,251
Medipal Holdings Corporation	4,200	79,044
MISUMI Group, Inc.	8,500	361,667
Mitsubishi Chemical Holdings Corporation	21,200	192,999
Mitsubishi Corporation	19,600	615,488
Mitsubishi Electric Corporation	52,500	729,624
Mitsubishi Estate Co., Ltd.‡‡	45,500	724,488
Mitsubishi Gas Chemical Co., Inc.	5,600	110,430
Mitsubishi Heavy Industries, Ltd.	13,100	351,002
Mitsubishi UFJ Financial Group, Inc.	153,200	905,616
Mitsui & Co., Ltd.Δ	23,200	507,314
Mitsui Chemicals, Inc.	9,100	304,022
Mitsui Fudosan Co., Ltd.‡‡	33,300	791,038
Mizuho Financial Group, Inc.Δ	130,600	1,847,619
Murata Manufacturing Co., Ltd.	12,300	1,087,966
Nabtesco Corporation	17,100	646,548
NEC Corporation	5,600	303,470
NET One Systems Co., Ltd.	6,200	203,458
Nexon Co., Ltd.	8,900	142,850
NGK Spark Plug Co., Ltd.	54,900	854,177
NH Foods, Ltd.	12,800	483,384
Nidec Corporation	4,900	540,176
Nifco, Inc.	2,200	68,367
Nihon Kohden Corporation	4,000	135,969
Nihon M&A Center, Inc.	10,600	311,262
Nihon Unisys, Ltd.	37,500	971,162
Nintendo Co., Ltd.‡‡Δ	13,324	6,367,311
Nippo Corporation	31,900	1,143,199
Nippon Building Fund, Inc. REIT	16	103,948
Nippon Steel Corporation	16,700	300,366
Nippon Telegraph & Telephone Corporation	46,300	1,282,934
Nisshin Seifun Group, Inc.	15,800	261,817
Nitori Holdings Co., Ltd.	1,400	275,901
Nitto Denko Corporation‡‡	10,500	747,459
NOF Corporation	1,300	73,186
Nomura Holdings, Inc.	268,700	1,324,666
NS Solutions Corporation	19,200	651,427
Obayashi Corporation	144,900	1,194,377
Obic Co., Ltd.	1,600	304,253
Olympus Corporation	12,300	269,222
Omron Corporation	4,200	415,601
Ono Pharmaceutical Co., Ltd.	17,600	401,346
Oriental Land Co., Ltd.	2,100	339,729
ORIX Corporation	23,400	437,850
Osaka Gas Co., Ltd.	12,900	235,723
Otsuka Holdings Co., Ltd.	8,200	350,654
Panasonic Corporation	102,900	1,275,487
PeptiDream, Inc.*	1,800	58,760

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Rakus Co., Ltd.	16,300	$577,517
Recruit Holdings Co., Ltd.	13,200	806,861
Renesas Electronics Corporation*	64,200	790,133
Resona Holdings, Inc.‡‡	233,400	933,604
Ricoh Co., Ltd.	31,400	321,293
Rohm Co., Ltd.	7,400	697,840
Rohto Pharmaceutical Co., Ltd.	8,400	257,627
Sankyu, Inc.	22,700	1,044,002
Santen Pharmaceutical Co., Ltd.	17,500	246,122
SCREEN Holdings Co., Ltd.	14,300	1,224,917
SCSK Corporation	13,500	285,536
Secom Co., Ltd.	2,900	209,751
Seino Holdings Co., Ltd.	24,200	293,174
Sekisui Chemical Co., Ltd.	14,700	252,578
Sekisui House, Ltd.	21,700	454,419
Seria Co., Ltd.	3,800	132,820
Seven & i Holdings Co., Ltd.	26,100	1,188,188
Shimamura Co., Ltd.	17,200	1,607,693
Shimano, Inc.	1,200	350,625
Shimizu Corporation	109,200	817,400
Shin-Etsu Chemical Co., Ltd.	3,600	607,568
Shinsei Bank, Ltd.	11,400	191,142
Shiseido Co., Ltd.	5,600	376,373
SMC Corporation	15,000	9,358,657
SoftBank Corporation	32,100	435,430
SoftBank Group Corporation	13,200	762,766
Sojitz Corporation‡‡	116,860	1,908,601
Sony Group Corporation	35,100	3,896,758
Stanley Electric Co., Ltd.	7,600	191,962
Subaru Corporation	47,900	885,179
Sumitomo Corporation	4,300	60,574
Sumitomo Electric Industries, Ltd.	20,100	267,283
Sumitomo Forestry Co., Ltd.	23,800	452,045
Sumitomo Metal Mining Co., Ltd.	3,500	126,562
Sumitomo Mitsui Financial Group, Inc.	22,900	805,608
Sumitomo Mitsui Trust Holdings, Inc.	195,500	6,733,027
Sumitomo Realty & Development Co., Ltd.‡‡	6,000	219,307
Sumitomo Rubber Industries, Ltd.	68,400	867,834
Sundrug Co., Ltd.	3,800	115,915
Suzuken Co., Ltd.	11,800	345,203
Suzuki Motor CorporationΔ	6,900	308,285
Sysmex Corporation	2,900	360,205
T&D Holdings, Inc.	19,700	270,243
Taiheiyo Cement Corporation	51,500	1,064,023
Taisei Corporation	19,700	631,223
Takeda Pharmaceutical Co., Ltd.	21,400	705,831
TDK Corporation	11,600	418,328
Teijin, Ltd.	9,800	139,295
Terumo Corporation	177,400	8,376,540
Tohoku Electric Power Co., Inc.Δ	27,100	199,217
Tokio Marine Holdings, Inc.	183,400	9,831,158
Tokyo Electric Power Co. Holdings, Inc.*	195,500	556,645
Tokyo Electron, Ltd.‡‡	3,400	1,502,048
Tokyu Corporation	18,500	274,604
	Shares	Value
Toshiba Corporation	5,600	$235,710
Tosoh Corporation	28,900	523,718
Toyo Suisan Kaisha, Ltd.	10,000	442,798
Toyoda Gosei Co., Ltd.	17,600	352,021
Toyota Boshoku Corporation	48,700	861,504
Toyota Motor Corporation	251,000	4,472,164
Toyota Tsusho Corporation	7,100	298,153
Trend Micro, Inc.	4,900	272,872
Unicharm Corporation	7,600	336,771
USS Co., Ltd.	12,900	219,588
Yamada Holdings Co., Ltd.	270,400	1,135,566
Yamato Holdings Co., Ltd.	11,400	288,538
Yokohama Rubber Co., Ltd. (The)	22,100	396,622
Z Holdings Corporation	29,600	189,442
		211,005,283
Jersey — 2.0%
Experian PLC	440,072	18,434,677
Glencore PLC*	1,214,865	5,714,854
WPP PLC	164,798	2,207,893
		26,357,424
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV Series O	128,753	825,169
Grupo Televisa SAB SA ADR	208,200	2,286,036
		3,111,205
Netherlands — 5.4%
Adyen NV 144A*	2,015	5,632,658
Akzo Nobel NV	55,359	6,048,784
ASM International NV	2,036	797,335
ASML Holding NV‡‡	7,417	5,540,933
ASML Holding NV (NASDAQ Exchange)Δ	10,770	8,024,835
ASR Nederland NV‡‡	6,763	309,376
CNH Industrial NV	354,633	5,961,048
Euronext NV 144A	88,209	9,982,683
EXOR NV	46,323	3,887,300
Ferrari NV	26,180	5,463,766
ING Groep NV‡‡	48,701	708,040
Koninklijke Ahold Delhaize NV‡‡	115,230	3,836,945
Koninklijke Philips NV	179,752	7,985,828
NN Group NV	3,978	208,377
Prosus NV*	40,822	3,267,436
QIAGEN NV*	7,121	369,455
Signify NV 144A‡‡	21,905	1,096,491
Stellantis NV	78,129	1,486,884
		70,608,174
Nigeria — 0.0%
Afriland Properties PLCΨ†††*	364,373	—
Norway — 0.2%
DNB Bank ASA	15,435	350,910
Leroy Seafood Group ASA	38,539	318,561
Orkla ASA	59,890	549,682
Telenor ASA	20,517	345,342

	Shares	Value
Yara International ASA	33,491	$1,659,019
		3,223,514
Papua New Guinea — 0.0%
Oil Search, Ltd.	24,090	74,967
Peru — 0.1%
Credicorp, Ltd.	13,947	1,547,280
Portugal — 0.4%
Galp Energia SGPS SA	448,879	5,098,365
Singapore — 0.6%
Ascendas REIT‡‡	158,700	349,802
CapitaLand Integrated Commercial Trust REIT‡‡	233,640	347,904
Mapletree Commercial Trust REIT	136,500	206,862
Singapore Exchange, Ltd.‡‡	888,592	6,505,267
		7,409,835
South Africa — 0.1%
Naspers, Ltd. N Shares	8,241	1,362,071
South Korea — 0.9%
KB Financial Group, Inc.	156,095	7,259,593
NAVER Corporation	5,685	1,844,595
Samsung Electronics Co., Ltd. GDR Class S	1,427	2,213,734
		11,317,922
Spain — 1.5%
Aena SME SA 144A*	26,575	4,595,925
Amadeus IT Group SA*	220,028	14,471,646
		19,067,571
Sweden — 2.4%
Assa Abloy AB, B Shares	116,113	3,368,044
Atlas Copco AB, A Shares	86,730	5,237,248
Atlas Copco AB, B Shares	6,930	352,228
Electrolux AB, Series B*	76,864	1,775,845
Getinge AB, B Shares‡‡	47,053	1,875,907
H & M Hennes & Mauritz AB, B Shares*	152,533	3,087,515
Husqvarna AB, B Shares	75,682	904,101
Investor AB, B Shares	22,531	484,515
Saab AB, B Shares	43,654	1,235,827
Skanska AB, B Shares	3,816	95,734
SKF AB, B Shares	98,097	2,313,247
SSAB AB, A Shares*	18,262	89,589
Svenska Handelsbanken AB, A Shares	260,263	2,914,791
Swedbank AB, A Shares	49,263	993,373
Swedish Orphan Biovitrum AB‡‡*	17,165	462,953
Tele2 AB, B Shares	19,205	284,363
Telefonaktiebolaget LM Ericsson, B Shares‡‡Δ	270,344	3,051,354
Trelleborg AB, B Shares	23,023	488,761
Volvo AB, B Shares	97,670	2,180,628
		31,196,023
Switzerland — 12.0%
Adecco Group AG‡‡	31,256	1,566,105
Alcon, Inc.	72,870	5,900,338
	Shares	Value
Baloise Holding AG	2,756	$418,057
BKW AG	8,890	959,766
Bucher Industries AG	279	132,472
Chubb, Ltd.	76,240	13,226,115
Cie Financiere Richemont SA Class A	11,879	1,231,640
Credit Suisse Group AGΔ	593,966	5,866,164
DKSH Holding AG	11,882	929,400
dormakaba Holding AG	204	147,998
Galenica AG 144A	6,892	486,203
Holcim, Ltd.‡‡*	100,971	4,865,289
Julius Baer Group, Ltd.	99,228	6,592,680
Kuehne + Nagel International AG	652	222,594
Logitech International SA‡‡	8,877	789,761
Nestle SA‡‡	278,043	33,501,420
Novartis AG‡‡	248,413	20,369,671
OC Oerlikon Corporation AG	62,835	684,684
Roche Holding AG‡‡	63,337	23,116,103
Sika AG	44,533	14,080,142
Swatch Group AG (The)	6,610	1,724,428
Swiss Life Holding AG	456	229,764
UBS Group AG	642,500	10,255,338
Zurich Insurance Group AG	22,761	9,307,436
		156,603,568
Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	198,466	22,158,729
Turkey — 0.0%
Yapi ve Kredi Bankasi AS	1	—
United Kingdom — 6.0%
Antofagasta PLC	79,640	1,447,280
Atlassian Corporation PLC Class A*	12,300	4,814,466
BP PLC ADR	98,010	2,678,613
BT Group PLC*	1,910,450	4,095,645
Compass Group PLC*	486,368	9,946,796
GlaxoSmithKline PLC	506,850	9,565,866
Informa PLC*	68,900	506,688
Liberty Global PLC Class A*	359,078	10,700,525
Lloyds Banking Group PLC‡‡	17,797,358	11,077,457
Natwest Group PLC	869,050	2,620,062
Prudential PLC	110,100	2,136,538
Reckitt Benckiser Group PLC	15,200	1,194,115
Rolls-Royce Holdings PLC*	2,969,097	5,545,432
Schroders PLC	46,218	2,225,849
Smiths Group PLC	176,812	3,409,429
Vodafone Group PLC ADRΔ	383,140	5,919,513
		77,884,274
Total Foreign Common Stocks (Cost $964,634,766)		1,137,461,958
FOREIGN PREFERRED STOCKS — 0.7%
Germany — 0.6%
FUCHS PETROLUB SE
2.56%◊	1,913	89,567

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Henkel AG & Co. KGaA
2.34%◊	65,189	$6,030,543
Porsche Automobil Holding SE
2.63%‡‡◊	2,638	260,873
Volkswagen AG
2.55%◊	5,954	1,327,162
		7,708,145
South Korea — 0.1%
Samsung Electronics Co., Ltd.
2.10% 03/29/18◊	22,300	1,300,953
Total Foreign Preferred Stocks (Cost $9,891,717)		9,009,098

Par
FOREIGN BOND — 0.0%
Switzerland — 0.0%
Credit Suisse Group Guernsey VII, Ltd.
3.00%, 11/12/21(ZD) 144A CONV (Cost $437,681)	$397,000	457,179

Shares
MONEY MARKET FUNDS — 6.4%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	70,529,845	70,529,845
	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 0.03%Ø§	12,435,520	$12,435,520
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	671,238	671,238
Total Money Market Funds (Cost $83,636,603)		83,636,603
TOTAL INVESTMENTS — 98.0% (Cost $1,094,992,560)		1,280,529,094
FOREIGN COMMON STOCKS SOLD SHORT — (0.1)%
United Kingdom — (0.1)%
Ocado Group PLC*	(47,886)	(1,070,148)
St. James's Place PLC	(14,509)	(292,680)
Total Foreign Common Stocks Sold Short (Proceeds $(972,315))		(1,362,828)
TOTAL SECURITIES SOLD SHORT — (0.1)% (Proceeds $(972,315))		(1,362,828)
Other Assets in Excess of Liabilities — 2.1%		27,527,692
NET ASSETS — 100.0%		$1,306,693,958

Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
AEX Index	10/2021	31	$5,532,333	$(144,175)
CAC40 10 Euro	10/2021	221	16,685,777	(285,257)
IBEX 35 Index	10/2021	(117)	(11,948,599)	(113,483)
OMXS30 Index	10/2021	(31)	(797,893)	19,764
Hang Seng Index	10/2021	25	3,937,878	29,412
MSCI Singapore Index	10/2021	71	1,848,468	(22,778)
Topix Index®	12/2021	221	40,319,916	(744,808)
DAX Index	12/2021	(14)	(6,198,099)	50,564
FTSE 100 Index	12/2021	(292)	(27,830,035)	(245,527)
FTSE/MIB Index	12/2021	72	10,580,694	(103,585)
MSCI EAFE Index	12/2021	395	44,773,250	(1,913,242)
S&P/TSX 60 Index	12/2021	(57)	(10,765,467)	265,346
Total Futures Contracts outstanding at September 30, 2021			$66,138,223	$(3,207,769)

Forward Foreign Currency Contracts outstanding at September 30, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/15/21	U.S. Dollars	48,593,760	Swiss Francs	44,582,000	CITI	$658,417
12/15/21	U.S. Dollars	18,338,695	British Pounds	13,361,000	CITI	333,258
12/15/21	Australian Dollars	39,877,000	U.S. Dollars	28,606,267	CITI	234,030
12/15/21	U.S. Dollars	17,066,655	Japanese Yen	1,873,588,000	CITI	219,589
12/15/21	Norwegian Kroner	137,398,000	U.S. Dollars	15,497,100	CITI	210,065
12/15/21	U.S. Dollars	14,980,445	Australian Dollars	20,558,000	CITI	112,255
12/15/21	U.S. Dollars	9,970,935	New Zealand Dollars	14,321,500	CITI	90,207
12/15/21	U.S. Dollars	2,163,190	Swiss Francs	1,934,000	NT	83,719
12/15/21	Swedish Kronor	71,803,500	U.S. Dollars	8,129,887	CITI	78,753
12/15/21	U.S. Dollars	3,935,343	Euro	3,337,000	CITI	63,402
12/15/21	U.S. Dollars	20,151,686	Canadian Dollars	25,444,000	CITI	63,144
12/15/21	U.S. Dollars	10,684,697	Swedish Kronor	92,928,000	CITI	61,085
12/15/21	U.S. Dollars	8,624,071	Norwegian Kroner	74,968,000	CITI	53,824
12/15/21	Canadian Dollars	2,079,500	U.S. Dollars	1,612,752	CITI	29,055
12/15/21	U.S. Dollars	1,372,526	Danish Kroner	8,634,000	CITI	25,523
12/15/21	Hong Kong Dollars	32,772,493	U.S. Dollars	4,207,578	CITI	3,135
12/15/21	Israeli Shekels	1,852,750	U.S. Dollars	572,965	CITI	2,154
12/15/21	Japanese Yen	58,275,000	U.S. Dollars	522,576	CITI	1,425
12/15/21	Singapore Dollars	268,625	U.S. Dollars	196,880	CITI	924
12/15/21	U.S. Dollars	151,728	Singapore Dollars	205,000	CITI	774
12/15/21	U.S. Dollars	119,371	Israeli Shekels	383,000	CITI	483
12/15/21	U.S. Dollars	611,852	Hong Kong Dollars	4,760,000	CITI	273
Subtotal Appreciation						$2,325,494
12/15/21	Swiss Francs	2,000	U.S. Dollars	2,192	CITI	$(42)
12/15/21	U.S. Dollars	32,159	Israeli Shekels	104,000	CITI	(124)
12/15/21	U.S. Dollars	48,394	Singapore Dollars	66,000	CITI	(206)
12/15/21	U.S. Dollars	681,386	Hong Kong Dollars	5,305,000	CITI	(218)
12/15/21	Hong Kong Dollars	32,146,494	U.S. Dollars	4,130,914	CITI	(632)
12/15/21	Israeli Shekels	3,294,250	U.S. Dollars	1,023,726	CITI	(1,147)
12/15/21	U.S. Dollars	2,588,448	Canadian Dollars	3,282,000	CITI	(2,756)
12/15/21	U.S. Dollars	956,241	Swedish Kronor	8,402,000	CITI	(4,283)
12/15/21	U.S. Dollars	11,330,671	Swiss Francs	10,548,000	CITI	(10,722)
12/15/21	Singapore Dollars	2,379,375	U.S. Dollars	1,765,113	CITI	(13,039)
12/15/21	Canadian Dollars	6,238,500	U.S. Dollars	4,945,085	CITI	(19,665)
12/15/21	Danish Kroner	10,652,000	U.S. Dollars	1,685,119	CITI	(23,285)
12/15/21	U.S. Dollars	7,148,486	Australian Dollars	9,951,000	CITI	(48,389)
12/15/21	U.S. Dollars	9,790,126	New Zealand Dollars	14,321,500	CITI	(90,601)
12/15/21	New Zealand Dollars	19,630,000	U.S. Dollars	13,703,797	CITI	(160,615)
12/15/21	Swedish Kronor	205,524,500	U.S. Dollars	23,693,307	CITI	(197,563)
12/15/21	British Pounds	14,414,000	U.S. Dollars	19,716,707	CITI	(292,235)
12/15/21	Japanese Yen	3,634,137,000	U.S. Dollars	33,024,539	CITI	(346,841)
12/15/21	Norwegian Kroner	345,430,000	U.S. Dollars	39,894,425	CITI	(405,304)
12/15/21	Australian Dollars	41,407,000	U.S. Dollars	30,398,365	CITI	(451,524)
12/15/21	U.S. Dollars	25,075,868	Norwegian Kroner	224,904,000	CITI	(634,873)
12/15/21	Euro	46,585,000	U.S. Dollars	54,816,008	CITI	(763,150)
Subtotal Depreciation						$(3,467,214)
Total Forward Foreign Currency Contracts outstanding at September 30, 2021						$(1,141,720)

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Swap Agreements outstanding at September 30, 2021:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of Hang Seng Index (At Termination)	Increase in total return of Hang Seng Index (At Termination)	10/28/2021	GSC	HKD	52,726,600	$39,300	$—	$39,300
MSCI Australia Net Return AUD Index (Monthly)	Financing Index: 1-Month ASX BBSW + 0.05%	12/15/2021	GSC	AUD	905,719	6,381	—	6,381
MSCI Spain Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate - 0.33%	12/15/2021	GSC	EUR	8,401,104	101,442	—	101,442
Subtotal Appreciation						$147,123	$ —	$147,123
Decrease in total return of Tel Aviv 35 Index (At Termination)	Increase in total return of Tel Aviv 35 Index (At Termination)	10/29/2021	GSC	ILS	4,685,876	$(6,726)	$—	$(6,726)
Financing Index: 1-Month HIBOR - 0.05%	MSCI Hong Kong Net Return HKD Index (Monthly)	12/15/2021	GSC	HKD	1,943,443	(17,488)	—	(17,488)
Financing Index: Bank of Japan Unsecured Overnight Call Rate - 0.45%	MSCI Japan Net Return JPY Index (Monthly)	12/15/2021	GSC	JPY	56,125,353	(9,017)	—	(9,017)
Financing Index: Euro Short Term Rate - 0.61%	MSCI Italy Net Return EUR Index (Monthly)	12/15/2021	GSC	EUR	2,695,311	(22,409)	—	(22,409)
Financing Index: Euro Short Term Rate + 0.02%	MSCI Netherlands Net Return EUR Index (Monthly)	12/15/2021	GSC	EUR	95,753	(8,112)	—	(8,112)
Financing Index: Overnight Bank Funding Rate - 0.3%	MSCI Daily TR Net Israel Index (Monthly)	12/15/2021	JPM	USD	48,374	(1,404)	—	(1,404)
Decrease in total return of Swiss Market Index (At Termination)	Increase in total return of Swiss Market Index (At Termination)	12/17/2021	CITI	CHF	7,192,620	(295,431)	—	(295,431)
Subtotal Depreciation						$(360,587)	$ —	$(360,587)
Net Total Return Swaps outstanding at September 30, 2021						$(213,464)	$ —	$(213,464)
Total Return Basket Swap Agreements outstanding at September 30, 2021:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the RBA minus a specified spread(-0.40%), which is denominated in AUD based on the local currencies of the positions within the swap (Monthly).	47-60 months maturity ranging from 08/08/2025 - 09/04/2026	GSC	$12,027,515	$85,773	$—	$85,773
The Fund receives the total return on a portfolio of short equity positions and receives the DETNT/N minus a specified spread (-0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	47 months maturity 08/08/2025	GSC	5,231,263	78,804	—	78,804
The Fund receives the total return on a portfolio of short equity positions and receives the NOWA minus a specified spread(-0.35%), which is denominated in NOK based on the local currencies of the positions within the swap (Monthly).	47-56 months maturity ranging from 08/08/2025 - 05/11/2026	GSC	7,506,540	80,088	—	80,088

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the STIBOR minus a specified spread(-0.35%), which is denominated in SEK based on the local currencies of the positions within the swap (Monthly).	47-56 months maturity ranging from 08/08/2025 - 05/25/2026	GSC	$25,126,930	$305,506	$—	$305,506
Subtotal Appreciation				$550,171	$ —	$550,171

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the LIBOR minus a specified spread(-0.35%), which is denominated in CHF based on the local currencies of the positions within the swap (Monthly).	47-57 months maturity ranging from 08/08/2025 - 06/12/2026	GSC	$4,332,075	$(380,264)	$—	$(380,264)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA or EURIBOR plus or minus a specified spread(-.35% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap (Monthly).*	47-60 months maturity ranging from 08/08/2025 - 09/04/2026	GSC	48,537,180	(443,981)	—	(443,981)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or SONIA plus or minus a specified spread(-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap (Monthly).**	47-60 months maturity ranging from 08/08/2025 - 09/18/2026	GSC	37,084,530	(812,283)	—	(812,283)
The Fund receives the total return on a portfolio of long equity positions and pays HIBOR plus a specified spread(0.20%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	47-60 months maturity ranging from 08/08/2025 - 09/18/2026	GSC	63,033,751	(506,171)	—	(506,171)
The Fund receives the total return on a portfolio of short equity positions and receives the MUTSCALM minus a specified spread(-0.33%), which is denominated in JPY based on the local currencies of the positions within the swap (Monthly).***	47-59 months maturity ranging from 08/08/2025 - 08/10/2026	GSC	1,645,492,408	(339,891)	—	(339,891)
The Fund receives the total return on a portfolio of short equity positions and receives the STIBOR minus a specified spread(-0.40%), which is denominated in SGD based on the local currencies of the positions within the swap (Monthly).	58 months maturity 07/27/2026	GSC	146,507	(2,215)	—	(2,215)
Subtotal Depreciation				$(2,484,805)	$ —	$(2,484,805)
Net Total Return Basket Swaps				$(1,934,634)	$ —	$(1,934,634)

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Accor SA	(13,148)	$404,732	$(30,512)	6.87%
Acerinox SA	34,402	380,657	(12,738)	2.87
ACS Actividades de Construccion y Servicios SA	(19,385)	453,329	(10,869)	2.45
Aeroports de Paris	(11,172)	1,228,365	(152,257)	34.29
Alstom SA	(20,719)	678,490	(2,863)	0.65
Amadeus IT Group SA	(29,092)	1,651,862	(119,979)	27.02
Amundi SA	1,133	82,266	(9,816)	2.21
Argenx SE	(4,526)	1,180,714	115,417	(26.00)
Arkema SA	702	79,916	(933)	0.21
Atos SE	29,138	1,336,267	116,985	(26.35)
Banco Santander SA	94,697	296,134	7,198	(1.62)
Bankinter SA	65,875	332,753	17,547	(3.95)
BioMerieux	3,415	335,462	(48,268)	10.87
BNP Paribas SA	13,946	770,298	46,051	(10.37)
Bollore SA	47,788	238,241	(6,305)	1.42
Bouygues SA	19,899	710,640	(13,424)	3.02
CaixaBank SA	220,473	590,230	16,602	(3.74)
Carl Zeiss Meditec AG	(511)	84,502	18,356	(4.13)
Carrefour SA	114,683	1,774,321	277	(0.06)
Casino Guichard Perrachon SA	13,154	305,197	(10,255)	2.31
Cie de St-Gobain	28,583	1,660,596	(107,017)	24.10
Cie Generale des Etablissements Michelin SCA	8,246	1,091,592	(42,522)	9.58
CNP Assurances	20,818	283,656	(13,200)	2.97
Credit Agricole SA	18,152	215,399	(5,001)	1.13
CTS Eventim AG & Co. KGaA	(6,162)	400,249	(62,350)	14.04
Delivery Hero SE	(6,903)	760,145	111,208	(25.05)
EDP - Energias de Portugal SA	19,980	90,609	(3,456)	0.78
Eiffage SA	1,072	93,533	(2,727)	0.61
Electricite de France SA	55,449	601,529	2,666	(0.60)
Enagas SA	30,225	579,898	9,411	(2.12)
Endesa SA	39,611	689,650	(133,359)	30.04
EssilorLuxottica SA	1,294	213,471	(8,072)	1.82
Eurofins Scientific SE	5,574	617,822	(85,628)	19.29
Eutelsat Communications SA	116,886	1,387,586	268,177	(60.40)
Evotec SE	(7,052)	288,673	16,331	(3.68)
Ferrovial SA	(15,270)	384,781	(5,455)	1.23
Fluidra SA	35,794	1,224,994	(123,190)	27.75
Fraport AG Frankfurt Airport ServicesWorldwide	(10,180)	608,461	(71,343)	16.07
Galapagos NV	(3,682)	166,772	22,717	(5.12)
Gecina SA REIT	674	78,282	(8,265)	1.86
HUGO BOSS AG	(4,846)	250,595	(6,121)	1.38
Iberdrola SA	33,169	288,078	(61,027)	13.75
Infrastrutture Wireless Italiane SpA	(12,295)	118,222	5,421	(1.22)
Ipsen SA	6,595	542,528	6,535	(1.47)
Just Eat Takeaway.com NV	(2,503)	157,879	49,818	(11.22)
Kering SA	99	60,703	(9,487)	2.14
Mapfre SA	366,008	688,648	25,744	(5.80)
Mediobanca Banca di Credito Finanziario SpA	(7,919)	82,249	(5,102)	1.15
MTU Aero Engines AG	(3,182)	617,588	(16,249)	3.66
Nexi SpA	(29,329)	472,152	61,303	(13.81)
OCI NV	(8,973)	228,855	(49,194)	11.08
Orange SA	222,341	2,075,873	(22,753)	5.13
Prosus NV	(6,607)	456,538	8,820	(1.99)
Publicis Groupe SA	29,056	1,685,085	58,650	(13.21)

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Rational AG	(808)	$655,255	$113,339	(25.53)%
Red Electrica Corporation SA	25,063	434,084	6,741	(1.52)
Repsol SA	46,471	523,686	102,785	(23.15)
Rexel SA	83,951	1,396,451	(103,415)	23.29
Rubis	20,790	621,413	(52,387)	11.80
Saipem SpA	(285,791)	605,437	(37,840)	8.52
Sanofi	10,559	877,500	(2,375)	0.54
SEB SA	17,627	2,140,855	(283,813)	63.92
SES SA	43,764	336,865	20,500	(4.62)
Societe BIC SA	19,037	968,983	(101,262)	22.81
Societe Generale SA	12,207	330,004	8,737	(1.97)
Sodexo SA	8,931	673,830	47,575	(10.72)
STMicroelectronics NV	49,531	1,866,974	7,353	(1.66)
Telefonica SA	334,066	1,353,330	(44,291)	9.98
Tenaris SA	(35,200)	319,654	(30,433)	6.85
Thales SA	2,422	202,725	(1,087)	0.25
thyssenkrupp AG	(78,108)	709,293	3,772	(0.85)
Ubisoft Entertainment SA	1,631	84,316	(7,058)	1.59
Unibail-Rodamco-Westfield REIT	(33,054)	2,100,225	195,517	(44.04)
Valeo	3,608	86,927	7,966	(1.79)
Veolia Environnement SA	6,532	172,306	(19,802)	4.46
		$48,537,180	$(443,981)	100.00%

**The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
3i Group PLC	15,222	$194,051	$(6,845)	0.84%
Abcam PLC	(5,486)	82,180	1,468	(0.18)
Anglo American PLC	49,526	1,288,274	(203,520)	25.05
Antofagasta PLC	6,039	81,450	(4,147)	0.51
Ashtead Group PLC	11,350	636,771	(15,520)	1.91
ASOS PLC	12,668	380,293	(25,849)	3.18
Avast PLC	13,904	78,947	(3,147)	0.39
Aviva PLC	235,201	925,142	(8,624)	1.06
BAE Systems PLC	76,952	432,566	6,269	(0.77)
Barclays PLC	507,200	956,498	60,267	(7.42)
Barratt Developments PLC	133,239	874,131	(21,179)	2.61
Bellway PLC	2,303	75,388	(5,089)	0.63
BHP Group PLC	112,721	2,107,712	(81,973)	10.09
BP PLC	527,698	1,783,871	326,294	(40.17)
BT Group PLC	(441,897)	703,090	12,371	(1.52)
Bunzl PLC	9,413	230,501	(15,170)	1.87
Burberry Group PLC	5,147	92,965	(7,530)	0.93
Carnival PLC	(6,671)	112,028	(13,562)	1.67
DCC PLC	8,353	516,814	5,213	(0.64)
Direct Line Insurance Group PLC	24,906	72,128	(5,014)	0.62
Dunelm Group PLC	21,187	301,279	6,643	(0.82)
easyJet PLC	(107,413)	703,824	(84,640)	10.42
Evraz PLC	327,385	1,927,766	9,255	(1.14)
GlaxoSmithKline PLC	33,600	470,639	(379)	0.05
Glencore PLC	17,914	62,542	4,086	(0.50)
Hiscox, Ltd.	(18,114)	151,543	20,615	(2.54)
HSBC Holdings PLC	118,278	458,986	21,684	(2.67)

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
IMI PLC	14,439	$239,687	$(25,360)	3.12%
Inchcape PLC	126,466	1,025,639	(69,214)	8.52
Informa PLC	(43,389)	236,812	(8,792)	1.08
Intermediate Capital Group PLC	5,844	118,765	(17,013)	2.09
Intertek Group PLC	2,548	126,449	(11,805)	1.45
Investec PLC	42,542	134,736	18,442	(2.27)
J Sainsbury PLC	(149,612)	425,583	25,026	(3.08)
JD Sports Fashion PLC	17,273	180,159	2,179	(0.27)
Kingfisher PLC	440,519	1,475,767	(93,440)	11.50
Lloyds Banking Group PLC	211,204	97,564	10,482	(1.29)
London Stock Exchange Group PLC	3,641	270,787	(30,955)	3.81
M&G PLC	372,321	754,979	54,004	(6.65)
Man Group PLC	709,250	1,448,998	(78,645)	9.68
Marks & Spencer Group PLC	64,197	116,951	(2,077)	0.26
Mondi PLC	10,775	195,972	(24,600)	3.03
Moneysupermarket.com Group PLC	99,054	210,985	(40,886)	5.03
Ocado Group PLC	(59,922)	993,860	176,288	(21.70)
Persimmon PLC	15,685	416,338	(18,178)	2.24
Prudential PLC	(4,292)	61,814	2,333	(0.29)
Quilter PLC	(49,094)	69,871	3,149	(0.39)
Rio Tinto PLC	60,715	2,953,835	(2,183)	0.27
Rolls-Royce Holdings PLC	(1,726,556)	2,393,290	(642,498)	79.10
Royal Dutch Shell PLC, A Shares	67,897	1,120,657	224,734	(27.67)
Royal Dutch Shell PLC, B Shares	46,826	770,006	153,178	(18.86)
Royal Mail PLC	317,302	1,331,781	(239,614)	29.50
Sage Group PLC (The)	87,998	621,855	(40,354)	4.97
Severn Trent PLC	(3,372)	87,614	9,608	(1.18)
Smith & Nephew PLC	9,410	120,316	(9,050)	1.11
Spirax-Sarco Engineering PLC	998	149,030	(19,557)	2.41
St. James’s Place PLC	(2,963)	44,360	5,178	(0.64)
Standard Life Aberdeen PLC	170,567	432,932	8,235	(1.01)
Tate & Lyle PLC	150,500	1,041,159	(35,890)	4.42
Taylor Wimpey PLC	28,273	43,765	(5,930)	0.73
Unilever PLC	4,294	172,532	3,005	(0.37)
Vodafone Group PLC	102,833	116,135	(8,260)	1.02
Weir Group PLC (The)	2,907	48,702	(1,328)	0.16
WH Smith PLC	(14,256)	242,967	(39,369)	4.85
Wm Morrison Supermarkets PLC	(370,289)	1,090,501	(15,103)	1.86
		$37,084,532	$(812,283)	100.00%

***The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Aeon Co., Ltd.	(23,800)	$69,637,457	$27,930	(8.22)%
ANA Holdings, Inc.	(39,800)	115,156,778	(89,874)	26.44
Central Japan Railway Co.	(2,400)	42,636,830	(39,955)	11.75
Denso Corporation	(1,000)	7,267,269	5,333	(1.57)
East Japan Railway Co.	(22,800)	179,335,030	(169,557)	49.88
Harmonic Drive Systems, Inc.	(2,600)	13,877,319	29,004	(8.53)
Isetan Mitsukoshi Holdings, Ltd.	(16,300)	13,634,338	(7,409)	2.18
Japan Airlines Co., Ltd.	(26,200)	69,418,704	(51,312)	15.10
Japan Airport Terminal Co., Ltd.	(12,400)	67,725,593	(40,396)	11.88
Kawasaki Heavy Industries, Ltd.	(6,700)	17,154,482	(7,570)	2.23

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Keikyu Corporation	(35,800)	$49,641,175	$(22,140)	6.51%
Keio Corporation	(7,600)	45,241,301	(2,306)	0.68
Keisei Electric Railway Co., Ltd.	(6,600)	24,332,023	(13,179)	3.88
Kikkoman Corporation	(2,200)	19,924,021	1,981	(0.58)
Kintetsu Group Holdings Co., Ltd.	(6,800)	25,450,819	(5,399)	1.59
Lasertec Corporation	(2,000)	50,674,296	46,898	(13.80)
Mercari, Inc.	(20,500)	126,073,760	(37,008)	10.89
Mitsubishi Motors Corporation	(200,400)	60,838,310	(31,747)	9.34
Nippon Paint Holdings Co., Ltd.	(48,600)	58,904,245	68,015	(20.01)
Odakyu Electric Railway Co., Ltd.	(42,900)	110,507,409	(6,302)	1.85
Park24 Co., Ltd.	(34,600)	65,528,111	63,429	(18.66)
Rakuten, Inc.	(106,000)	114,914,392	37,828	(11.13)
Seibu Holdings, Inc.	(21,300)	29,923,230	(7,478)	2.20
Shiseido Co., Ltd.	(2,000)	14,960,157	7,559	(2.22)
Showa Denko KK	(39,000)	105,617,838	413	(0.12)
Sumitomo Metal Mining Co., Ltd.	(1,700)	6,841,638	3,190	(0.94)
West Japan Railway Co.	(21,700)	121,400,071	(99,336)	29.23
Z Holdings Corporation	(26,500)	18,875,812	(503)	0.15
		$1,645,492,408	$(339,891)	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 5.1%
Communication Services — 0.8%
Bilibili, Inc. ADRΔ*	25,093	$1,660,404
Kanzhun, Ltd. ADRΔ*	35,031	1,260,766
Sea, Ltd. ADR*	7,905	2,519,561
Tencent Music Entertainment Group ADR*	74,354	539,066
VTEX Class AΔ*	27,380	563,206
		6,543,003
Consumer Discretionary — 2.8%
Arco Platform, Ltd. Class AΔ*	43,040	933,968
Coupang, Inc.*	35,224	980,988
Huazhu Group, Ltd. ADRΔ*	3,029	138,910
Li Auto, Inc. ADRΔ*	13,378	351,708
MercadoLibre, Inc.*	4,372	7,342,337
NIO, Inc. ADR*	36,022	1,283,464
Ozon Holdings PLC ADRΔ*	31,816	1,605,117
Pinduoduo, Inc. ADR*	10,227	927,282
Trip.com Group, Ltd. ADR*	110,163	3,387,512
XPeng, Inc. ADR*	11,092	394,210
Yum China Holdings, Inc.	79,594	4,625,207
		21,970,703
Financials — 0.4%
Patria Investments, Ltd. Class A	86,672	1,415,354
XP, Inc. Class A*	32,197	1,293,353
		2,708,707
Health Care — 0.3%
BeiGene, Ltd. ADR*	1,264	458,832
Zai Lab, Ltd. ADR*	16,725	1,762,648
		2,221,480
Industrials — 0.3%
Full Truck Alliance Co., Ltd. ADRΔ*	36,154	554,241
ZTO Express Cayman, Inc. ADR	58,412	1,790,912
		2,345,153
Information Technology — 0.5%
Dlocal, Ltd.*	8,199	447,337
EPAM Systems, Inc.*	822	468,935
GDS Holdings, Ltd. ADRΔ*	2,167	122,674
Globant SA*	4,927	1,384,536
Pagseguro Digital, Ltd. Class AΔ*	9,899	511,976
StoneCo, Ltd. Class A*	24,380	846,474
Zepp Health Corporation ADRΔ*	31,373	251,925
		4,033,857
Materials — 0.0%
Southern Copper Corporation	2,441	137,038
Real Estate — 0.0%
KE Holdings, Inc. ADR*	14,003	255,695
Total Common Stocks (Cost $36,254,693)		40,215,636
FOREIGN COMMON STOCKS — 84.8%
Brazil — 3.3%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA*	314,441	447,490
	Shares	Value
B3 SA - Brasil Bolsa Balcao	1,727,000	$4,052,896
Banco BTG Pactual SA*	259,400	1,190,837
Banco do Brasil SA	482,200	2,567,837
Blau Farmaceutica SA*	44,378	370,703
Boa Vista Servicos SA	167,493	391,532
Caixa Seguridade Participacoes S/A*	813,421	1,229,299
Cia Siderurgica Nacional SA	361,000	1,907,833
Clear Sale SA*	74,459	313,245
JBS SA	85,200	578,560
Localiza Rent a Car SA	97,600	981,780
Locaweb Servicos de Internet SA 144A*	236,400	994,089
Magazine Luiza SA*	563,700	1,486,431
Notre Dame Intermedica Participacoes SA	14,300	195,314
Petrobras Distribuidora SA	214,023	918,856
Qualicorp Consultoria e Corretora de Seguros SA	109,095	398,057
Raia Drogasil SA*	742,600	3,170,445
Rede D'Or Sao Luiz SA 144A	67,471	839,895
Vale SA ADR	260,909	3,639,681
		25,674,780
Canada — 0.3%
Parex Resources, Inc.	106,388	1,935,244
Chile — 0.4%
Banco de Chile ADRΔ	7,668	141,781
Banco de Credito e Inversiones SA	1,916	69,948
Banco Santander Chile ADRΔ	3,609	71,350
Enel Chile SA ADRΔ	37,174	89,589
Falabella SA	820,072	2,872,477
		3,245,145
China — 15.9%
Agricultural Bank of China, Ltd. Class A	252,800	115,093
Agricultural Bank of China, Ltd. Class H	7,864,000	2,701,525
Alibaba Group Holding, Ltd. ADR*	65,757	9,735,324
Aluminum Corporation of China, Ltd. Class H*	344,000	255,517
Amoy Diagnostics Co., Ltd. Class A	92,300	1,145,534
Anhui Conch Cement Co., Ltd. Class A	40,100	253,515
Baidu, Inc. ADR*	7,509	1,154,509
Bank of Beijing Co., Ltd. Class A	149,800	101,081
Bank of China, Ltd. Class A	203,500	96,195
Bank of China, Ltd. Class H	4,683,000	1,654,670
Bank of Communications Co., Ltd. Class A	110,200	76,771
Bank of Ningbo Co., Ltd. Class A	27,000	146,714
Bank of Shanghai Co., Ltd. Class A	85,980	97,264
Baoshan Iron & Steel Co., Ltd. Class A	107,400	143,816
BOE Technology Group Co., Ltd. Class A	620,900	483,237
BYD Co., Ltd. Class A	15,500	598,047
China Cinda Asset Management Co., Ltd. Class H	858,000	144,898

	Shares	Value
China CITIC Bank Corporation, Ltd. Class H	3,456,000	$1,557,716
China Construction Bank Corporation Class H	1,477,000	1,054,109
China Everbright Bank Co., Ltd. Class A	131,700	69,026
China Everbright Bank Co., Ltd. Class H	1,777,000	625,492
China Fortune Land Development Co., Ltd. Class A*	158,479	98,905
China Galaxy Securities Co., Ltd. Class H	119,000	69,015
China Life Insurance Co., Ltd. Class H	56,000	91,574
China Mengniu Dairy Co., Ltd.*	344,730	2,220,005
China Merchants Bank Co., Ltd. Class A	37,756	294,112
China Merchants Bank Co., Ltd. Class H	465,000	3,700,539
China Merchants Securities Co., Ltd. Class A	80,400	227,148
China Minsheng Banking Corporation, Ltd. Class A	139,200	84,302
China National Building Material Co., Ltd. Class H	298,000	400,860
China Pacific Insurance Group Co., Ltd. Class A	21,100	88,336
China Petroleum & Chemical Corporation Class A	172,300	118,364
China Petroleum & Chemical Corporation Class H	1,216,000	599,235
China Railway Group, Ltd. Class H	173,000	85,863
China Shenhua Energy Co., Ltd. Class H	228,000	531,114
China Tourism Group Duty Free Corporation, Ltd. Class A	16,712	671,035
China Vanke Co., Ltd. Class H	99,950	273,295
CITIC Securities Co., Ltd. Class A	48,700	190,134
Contemporary Amperex Technology Co., Ltd. Class A	15,499	1,258,476
COSCO SHIPPING Holdings Co., Ltd. Class H*	809,650	1,228,589
Country Garden Holdings Co., Ltd.Δ	360,632	371,850
CSC Financial Co., Ltd. Class H 144AΔ	640,500	715,781
Dongfeng Motor Group Co., Ltd. Class H	2,354,000	2,096,235
Foshan Haitian Flavouring & Food Co., Ltd. Class A	32,301	548,921
Gree Electric Appliances, Inc. of Zhuhai Class A	99,700	596,639
Guotai Junan Securities Co., Ltd. Class A	45,900	126,442
Haier Smart Home Co., Ltd. Class A	104,200	418,920
Haitian International Holdings, Ltd.	438,000	1,358,963
Haitong Securities Co., Ltd. Class A	60,600	113,758
Haitong Securities Co., Ltd. Class H	380,000	346,421
Hangzhou Robam Appliances Co., Ltd. Class A	142,032	742,547
Huatai Securities Co., Ltd. Class A	39,636	104,126
Huatai Securities Co., Ltd. Class H 144A	515,600	794,612
	Shares	Value
Huaxia Bank Co., Ltd. Class A	113,607	$97,868
Industrial & Commercial Bank of China, Ltd. Class A	169,700	122,312
Industrial Bank Co., Ltd. Class A	40,800	115,050
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	124,762	728,343
JD.com, Inc. ADR*	17,172	1,240,505
Jiangsu Hengli Hydraulic Co., Ltd. Class A	110,500	1,445,807
Jiangsu Hengrui Medicine Co., Ltd. Class A	80,775	628,516
Luxshare Precision Industry Co., Ltd. Class A	222,012	1,220,693
Midea Group Co., Ltd. Class A	202,100	2,177,894
NARI Technology Co., Ltd. Class A	732,461	4,054,309
NetEase, Inc. ADR	27,826	2,376,340
New China Life Insurance Co., Ltd. Class A	21,100	130,827
New China Life Insurance Co., Ltd. Class H	111,300	327,687
PetroChina Co., Ltd. Class A	148,700	137,910
PICC Property & Casualty Co., Ltd. Class H	77,803	75,474
Ping An Bank Co., Ltd. Class A	50,900	140,835
Ping An Insurance Group Co. of China, Ltd. Class A	20,100	150,215
Ping An Insurance Group Co. of China, Ltd. Class H	963,996	6,593,133
Qingdao Haier Biomedical Co., Ltd. Class A	32,410	567,974
SAIC Motor Corporation, Ltd. Class A	81,900	241,570
Sany Heavy Industry Co., Ltd. Class A	595,500	2,338,964
SF Holding Co., Ltd. Class A	55,199	557,818
Shandong Sinocera Functional Material Co., Ltd. Class A	316,800	2,018,288
Shanghai International Airport Co., Ltd. Class A*	209,400	1,427,909
Shanghai Pudong Development Bank Co., Ltd. Class A	60,200	83,801
Shenwan Hongyuan Group Co., Ltd. Class A	160,100	136,111
Shenzhen Inovance Technology Co., Ltd. Class A	185,927	1,810,998
Shenzhen Kangtai Biological Products Co., Ltd. Class A	49,100	836,628
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	30,300	1,812,688
Sinopharm Group Co., Ltd. Class H	386,800	1,013,634
Sunac China Holdings, Ltd.	119,859	255,477
Suning.com Co., Ltd. Class A*	202,175	156,461
Sunny Optical Technology Group Co., Ltd.	273,076	7,150,465
Tencent Holdings, Ltd.	488,230	29,146,725
Vipshop Holdings, Ltd. ADR*	8,678	96,673
Will Semiconductor Co., Ltd. Class A	53,358	1,995,928
WuXi AppTec Co., Ltd. Class H 144A	54,602	1,271,116
Yanzhou Coal Mining Co., Ltd. Class H	230,000	433,718

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Yifeng Pharmacy Chain Co., Ltd. Class A	319,226	$2,570,745
Yonghui Superstores Co., Ltd. Class A	364,632	221,003
Yunnan Aluminium Co., Ltd. Class A*	417,049	945,733
Yunnan Energy New Material Co., Ltd. Class A	40,600	1,760,251
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	232,230	818,994
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	780,200	695,234
ZTE Corporation Class H	144,600	474,458
		125,379,251
Egypt — 0.2%
Commercial International Bank Egypt SAE*	625,518	1,692,222
Greece — 0.2%
Hellenic Exchanges - Athens Stock Exchange SA	52,903	211,651
JUMBO SA	36,819	599,512
Sarantis SA	49,380	507,930
		1,319,093
Hong Kong — 9.4%
3SBio, Inc. 144A*	671,000	657,342
AIA Group, Ltd.	816,025	9,387,884
Alibaba Group Holding, Ltd.*	402,616	7,454,009
Alibaba Health Information Technology, Ltd.*	280,000	403,211
ANTA Sports Products, Ltd.	86,000	1,623,979
Beijing Enterprises Holdings, Ltd.	54,000	215,541
Bilibili, Inc. Class Z*	16,648	1,101,413
Brilliance China Automotive Holdings, Ltd.†††*	2,064,000	1,935,501
China Everbright Environment Group, Ltd.	663,000	498,217
China Feihe, Ltd. 144A	448,000	755,117
China Medical System Holdings, Ltd.	561,000	1,022,416
China Merchants Port Holdings Co., Ltd.	250,000	427,504
China Overseas Land & Investment, Ltd.	81,000	183,312
China Resources Cement Holdings, Ltd.	1,730,398	1,663,257
China Resources Land, Ltd.Δ	1,311,987	5,521,698
China Resources Power Holdings Co., Ltd.	74,000	212,528
China Taiping Insurance Holdings Co., Ltd.	708,800	1,072,488
China Yuhua Education Corporation, Ltd. 144A	1,162,000	564,233
CITIC, Ltd.	2,243,000	2,374,751
COSCO SHIPPING Ports, Ltd.	290,000	250,466
Country Garden Services Holdings Co., Ltd.	28,000	221,254
CSPC Pharmaceutical Group, Ltd.	1,060,000	1,264,957
ENN Energy Holdings, Ltd.	193,100	3,184,892
Hong Kong Exchanges and Clearing, Ltd.	117,862	7,242,680
JD.com, Inc. Class A*	46,906	1,691,071
	Shares	Value
Jiumaojiu International Holdings, Ltd. 144A	228,000	$686,719
Kingboard Holdings, Ltd.	326,500	1,477,600
Kunlun Energy Co., Ltd.	670,000	697,625
Li Ning Co., Ltd.	23,500	270,855
Longfor Group Holdings, Ltd. 144A	71,384	326,160
Meituan Class B 144A*	284,421	9,079,131
Minth Group, Ltd.	228,000	780,003
MMG, Ltd.*	1,740,000	722,936
NetEase, Inc.	105,300	1,781,721
Samsonite International SA 144A*	315,900	678,396
Shenzhen International Holdings, Ltd.	93,500	120,535
Sino Biopharmaceutical, Ltd.	1,199,000	994,865
Sinotruk Hong Kong, Ltd.	686,000	1,016,138
Techtronic Industries Co., Ltd.	47,500	938,674
Topsports International Holdings, Ltd. 144A	517,000	587,158
Uni-President China Holdings, Ltd.	112,000	106,310
Wharf Holdings, Ltd. (The)	58,000	191,858
Wuxi Biologics Cayman, Inc. 144A*	43,221	701,057
Zhongsheng Group Holdings, Ltd.	166,000	1,330,690
ZTO Express Cayman, Inc.	18,600	571,755
		73,989,907
Hungary — 0.6%
OTP Bank Nyrt PLC*	78,634	4,601,119
India — 11.7%
Adani Ports & Special Economic Zone, Ltd.	67,991	673,236
Amber Enterprises India, Ltd.*	22,721	989,250
Atul, Ltd.	5,035	640,101
Avenue Supermarts, Ltd. 144A*	20,561	1,173,679
Bajaj Auto, Ltd.	2,240	115,410
Bharat Electronics, Ltd.	606,287	1,649,002
Bharat Petroleum Corporation, Ltd.	33,958	196,889
Bharti Airtel, Ltd.*	387,840	3,585,204
Cartrade Tech, Ltd.*	16,248	270,576
Coal India, Ltd.	37,857	94,075
Computer Age Management Services, Ltd.	16,695	679,434
Crompton Greaves Consumer Electricals, Ltd.	103,139	664,537
Divi's Laboratories, Ltd.	20,580	1,328,753
GAIL India, Ltd.	126,377	269,212
Godrej Properties, Ltd.*	50,917	1,578,461
HCL Technologies, Ltd.	458,304	7,860,578
Hero MotoCorp, Ltd.	74,557	2,843,186
Hindustan Petroleum Corporation, Ltd.	28,273	113,974
Housing Development Finance Corporation, Ltd.	378,190	13,977,108
ICICI Bank, Ltd.	258,334	2,427,491
ICICI Lombard General Insurance Co., Ltd. 144A	39,091	834,911
Indian Oil Corporation, Ltd.	732,041	1,228,461
Info Edge India, Ltd.	15,390	1,328,374
Infosys, Ltd.	93,032	2,085,799
Infosys, Ltd. ADR	141,202	3,141,744

	Shares	Value
Kotak Mahindra Bank, Ltd.	42,125	$1,133,686
Macrotech Developers, Ltd. 144A*	85,972	1,220,980
Mahindra & Mahindra, Ltd.	577,184	6,215,519
Marico, Ltd.	913,557	6,740,930
Motherson Sumi Systems, Ltd.	93,721	283,716
MRF, Ltd.	502	534,624
Navin Fluorine International, Ltd.	25,914	1,283,279
NTPC, Ltd.	1,570,830	2,991,787
Page Industries, Ltd.	1,307	556,698
Power Grid Corporation of India, Ltd.	191,541	488,386
REC, Ltd.	354,438	750,127
Route Mobile, Ltd.	32,886	858,840
SBI Life Insurance Co., Ltd. 144A	44,754	732,186
Sona Blw Precision Forgings, Ltd. 144A*	88,104	665,250
Tata Consultancy Services, Ltd.	170,828	8,657,266
Tata Consumer Products, Ltd.	93,130	1,017,778
Tata Steel, Ltd.	27,228	468,570
TeamLease Services, Ltd.*	12,963	782,248
Tech Mahindra, Ltd.	151,109	2,797,637
Titan Co., Ltd.	3,036	88,114
Vedanta, Ltd.	184,557	710,006
Wipro, Ltd.	240,821	2,045,632
Zomato, Ltd.*	654,079	1,203,694
		91,976,398
Indonesia — 1.9%
PT Adaro Energy Tbk	3,160,300	386,325
PT Astra International Tbk	4,046,500	1,544,985
PT Bank BTPN Syariah Tbk	2,103,400	507,600
PT Bank Central Asia Tbk	2,977,916	7,253,363
PT Bank Mandiri Persero Tbk	4,710,800	2,013,335
PT Bank Negara Indonesia Persero Tbk	760,731	283,209
PT BFI Finance Indonesia Tbk	7,607,100	534,158
PT Kalbe Farma Tbk	1,401,600	139,668
PT Map Aktif Adiperkasa*	686,200	122,574
PT Pakuwon Jati Tbk*	8,166,900	273,942
PT Semen Indonesia Persero Tbk	487,952	277,322
PT United Tractors Tbk	981,460	1,766,061
		15,102,542
Kazakhstan — 0.1%
Kaspi.KZ JSC GDR 144A	4,742	538,454
Kaspi.KZ JSC GDR (London Exchange)	4,799	509,654
		1,048,108
Malaysia — 0.3%
Kossan Rubber Industries	361,400	199,411
RHB Bank Bhd	59,600	77,497
Sime Darby Bhd	965,400	523,458
Top Glove Corporation Bhd	2,357,700	1,621,922
		2,422,288
Mexico — 2.7%
Alpek SAB de CV	1,103,300	1,246,467
America Movil SAB de CV, Series L	4,227,700	3,741,980
Arca Continental SAB de CV	152,821	930,482
	Shares	Value
Cemex SAB de CV ADR*	414,215	$2,969,922
Fomento Economico Mexicano SAB de CV ADR	76,600	6,642,752
Gentera SAB de CV*	330,350	191,570
Grupo Bimbo SAB de CV Series A	154,800	435,043
Grupo Financiero Banorte SAB de CV Series O	69,310	444,203
Grupo Mexico SAB de CV Series B	30,100	119,691
Grupo Televisa SAB SA ADR	25,585	280,923
Industrias Penoles SAB de CV*	32,100	379,092
Kimberly-Clark de Mexico SAB de CV Series A	326,301	535,891
Orbia Advance Corporation SAB de CV	360,700	925,974
Prologis Property Mexico SA de CV REIT	121,301	262,095
Promotora y Operadora de Infraestructura SAB de CV	21,300	147,211
Wal-Mart de Mexico SAB de CV	571,200	1,935,685
		21,188,981
Netherlands — 0.3%
InPost SA*	45,462	754,371
Yandex NV Class A*	16,586	1,321,738
		2,076,109
Peru — 0.4%
Credicorp, Ltd.	25,557	2,835,294
Philippines — 0.5%
Ayala Land, Inc.	2,642,600	1,735,485
BDO Unibank, Inc.	34,770	75,307
International Container Terminal Services, Inc.	95,860	366,452
Jollibee Foods Corporation	141,710	569,507
Monde Nissin Corporation 144A*	2,983,200	1,099,474
PLDT, Inc.	4,180	137,667
SM Prime Holdings, Inc.	381,000	243,643
		4,227,535
Poland — 1.6%
Allegro.eu SA 144A*	97,667	1,420,589
Bank Polska Kasa Opieki SA	95,590	2,471,008
Dino Polska SA 144A*	12,932	1,080,146
Grupa Lotos SA*	181,858	2,694,636
KGHM Polska Miedz SA	18,043	710,739
PGE Polska Grupa Energetyczna SA*	572,080	1,278,531
Polski Koncern Naftowy ORLEN SA	10,328	212,785
Polskie Gornictwo Naftowe i Gazownictwo SA	726,670	1,181,016
Powszechna Kasa Oszczednosci Bank Polski SA*	151,118	1,599,966
		12,649,416
Qatar — 0.1%
Industries Qatar QSC	17,530	74,385
Qatar Islamic Bank SAQ	6,620	33,182
Qatar National Bank QPSC	108,220	569,188
		676,755

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Russia — 2.2%
Gazprom PJSC ADR	392,960	$3,906,022
Gazprom PJSC ADR (London Exchange)	170,565	1,685,785
LUKOIL PJSC ADR	41,747	3,964,895
MMC Norilsk Nickel PJSC ADR	52,463	1,558,408
Novatek PJSC GDR	1,991	521,293
Novolipetsk Steel PJSC GDR	7,762	228,858
Polyus PJSC GDR	3,976	324,894
Rosneft Oil Co. PJSC GDR	16,843	141,066
Sberbank of Russia PJSC ADR	28,572	535,725
Sberbank of Russia PJSC ADR (London Exchange)	175,826	3,278,020
Severstal PAO GDR	21,851	456,358
Surgutneftegas PJSC ADR	19,506	97,709
Tatneft PJSC ADR	9,319	404,556
		17,103,589
Saudi Arabia — 1.0%
Al Rajhi Bank	11,698	381,129
Alinma Bank	190,495	1,215,825
Arab National Bank	94,170	575,772
Bank Al-Jazira	50,566	247,341
Banque Saudi Fransi	67,086	745,857
Etihad Etisalat Co.	47,357	393,937
Jarir Marketing Co.	10,125	565,024
Mobile Telecommunications Co.*	329,003	1,228,049
Riyad Bank	94,023	676,839
Sahara International Petrochemical Co.	15,067	175,065
Saudi Basic Industries Corporation	25,575	864,256
Saudi National Bank (The)	69,937	1,144,888
		8,213,982
Singapore — 0.1%
Del Monte Pacific, Ltd.	241,800	61,438
Nanofilm Technologies International, Ltd.	160,606	488,810
		550,248
Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR	27,245	460,765
South Africa — 3.3%
Anglo American Platinum, Ltd.	5,307	459,700
AngloGold Ashanti, Ltd. ADRΔ	95,304	1,523,911
Clicks Group, Ltd.	109,416	2,017,752
Exxaro Resources, Ltd.Δ	64,113	685,589
Gold Fields, Ltd. ADRΔ	152,600	1,239,112
Harmony Gold Mining Co., Ltd. ADRΔ	606,230	1,909,625
Impala Platinum Holdings, Ltd.	50,971	574,436
JSE, Ltd.	67,440	471,446
Kumba Iron Ore, Ltd.	14,307	470,054
Mr Price Group, Ltd.	66,704	891,321
MTN Group*	132,753	1,246,902
MultiChoice Group, Ltd.	174,360	1,321,935
Naspers, Ltd. N Shares	42,143	6,965,385
Old Mutual, Ltd.Δ	1,053,298	1,159,004
Santam, Ltd.	19,109	309,627
	Shares	Value
Sasol, Ltd.*	21,862	$414,375
Shoprite Holdings, Ltd.	12,671	150,407
Sibanye Stillwater, Ltd.	575,007	1,746,406
SPAR Group, Ltd. (The)	5,331	69,535
Standard Bank Group, Ltd.	48,734	461,483
Transaction Capital, Ltd.	323,298	884,742
Woolworths Holdings, Ltd.	312,676	1,218,433
		26,191,180
South Korea — 10.7%
BGF retail Co., Ltd.	6,171	881,561
CJ ENM Co., Ltd.	5,785	733,053
CJ Logistics Corporation*	9,249	1,189,801
Coway Co., Ltd.	17,620	1,099,781
DB Insurance Co., Ltd.	28,813	1,541,601
Doosan Bobcat, Inc.*	2,284	76,151
E-MART, Inc.	7,358	1,012,936
Fila Holdings Corporation	17,479	623,224
Hana Financial Group, Inc.	48,367	1,880,114
Hankook Tire & Technology Co., Ltd.	15,753	570,878
Hugel, Inc.*	1,280	185,119
Hyundai Glovis Co., Ltd.	13,226	1,831,791
Hyundai Heavy Industries Co., Ltd.*	1,825	155,095
Hyundai Mobis Co., Ltd.	478	100,867
Industrial Bank of Korea	197,834	1,743,075
Kakao Corporation	3,158	310,583
KakaoBank Corporation*	3,979	229,868
KB Financial Group, Inc.	10,199	474,330
Kia Corporation	51,906	3,505,552
Korea Investment Holdings Co., Ltd.	11,924	856,883
Krafton, Inc.*	1,481	627,924
LG Corporation	29,254	2,277,425
LG Electronic, Inc.	15,115	1,606,757
LG Household & Health Care, Ltd.	1,083	1,220,999
LG Uplus Corporation	13,101	164,689
Meritz Securities Co., Ltd.	34,264	142,001
Mirae Asset Securities Co., Ltd.	14,740	106,300
NAVER Corporation	5,172	1,678,143
NCSoft Corporation	7,203	3,648,706
NH Investment & Securities Co., Ltd.	52,969	570,376
NHN KCP Corporation*	9,277	404,002
Orion Corporation	8,315	819,344
POSCO	11,225	3,090,901
Samsung Electro-Mechanics Co., Ltd.	11,655	1,724,667
Samsung Electronics Co., Ltd.	403,679	25,025,918
Samsung Fire & Marine Insurance Co., Ltd.	29,072	5,744,511
Samsung Life Insurance Co., Ltd.	8,943	548,629
Samsung Securities Co., Ltd.	2,582	103,141
Shinhan Financial Group Co., Ltd.	8,926	301,517
SK Hynix, Inc.	168,155	14,395,133
Woori Financial Group, Inc.	118,453	1,156,120
		84,359,466
Taiwan — 13.2%
Accton Technology Corporation	43,000	405,256
Advantech Co., Ltd.	122,087	1,591,043
ASE Technology Holding Co., Ltd.	93,000	359,800

	Shares	Value
ASMedia Technology, Inc.	14,000	$826,946
Catcher Technology Co., Ltd.	55,000	328,774
Cathay Financial Holding Co., Ltd.	1,432,000	2,952,475
Chailease Holding Co., Ltd.	103,578	909,632
Cheng Shin Rubber Industry Co., Ltd.	638,000	809,385
China Life Insurance Co., Ltd.	140,083	145,176
China Steel Corporation	1,066,000	1,379,431
CTBC Financial Holding Co., Ltd.	447,000	365,820
Far Eastern New Century Corporation	742,000	790,131
Formosa Plastics Corporation	131,000	529,628
Globalwafers Co., Ltd.	118,000	3,328,781
Hon Hai Precision Industry Co., Ltd.	357,000	1,332,543
Largan Precision Co., Ltd.	38,500	2,999,539
Lite-On Technology Corporation	316,000	704,280
MediaTek, Inc.	295,396	9,508,056
momo.com, Inc.	14,200	822,982
Nanya Technology Corporation	359,000	838,301
Nien Made Enterprise Co., Ltd.	36,000	509,226
Pou Chen Corporation	1,108,000	1,334,968
Powertech Technology, Inc.	469,763	1,747,789
President Chain Store Corporation	527,000	5,288,501
Realtek Semiconductor Corporation	103,000	1,814,644
Silergy Corporation	30,800	4,479,970
Taiwan Semiconductor Manufacturing Co., Ltd.	1,665,986	34,456,068
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	129,097	14,413,680
Taiwan Union Technology Corporation	66,000	253,212
Tong Hsing Electronic Industries, Ltd.	76,720	612,978
United Microelectronics Corporation	1,955,000	4,431,495
Voltronic Power Technology Corporation	44,000	2,683,106
Win Semiconductors Corporation	35,000	384,852
Yang Ming Marine Transport Corporation*	80,000	336,975
		103,675,443
Thailand — 1.3%
Airports of Thailand PCL	1,234,500	2,225,639
Central Retail Corporation PCL	1,221,000	1,208,911
Charoen Pokphand Foods PCL NVDR	1,890,000	1,434,576
Indorama Ventures PCL NVDR	923,600	1,203,019
Kasikornbank PCL	244,000	952,671
PTT Exploration & Production PCL	262,200	910,551
PTT Global Chemical PCL NVDR	838,500	1,554,080
PTT PCL NVDR	503,100	575,447
Siam Cement PCL (The) NVDR	29,500	349,172
		10,414,066
Turkey — 0.3%
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR*	85,207	584,520
Enerjisa Enerji AS 144A	571,955	670,164
KOC Holding AS	100,006	254,373
Mavi Giyim Sanayi Ve Ticaret AS Class B 144A	52,102	377,283
Turk Telekomunikasyon AS	594,193	500,450
		2,386,790
	Shares	Value
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	348,926	$711,503
United Kingdom — 2.6%
Anglo American PLC	82,054	2,875,882
Antofagasta PLC	345,684	6,282,036
Fix Price Group, Ltd. GDR	93,500	840,098
Network International Holdings PLC 144A*	387,484	1,896,775
TCS Group Holding PLC GDR	22,869	2,079,514
Unilever PLC	123,529	6,687,658
		20,661,963
Total Foreign Common Stocks (Cost $587,019,965)		666,769,182
FOREIGN PREFERRED STOCKS — 0.6%
Brazil — 0.4%
Banco Bradesco SA
0.00%*	179,071	683,960
Cia Energetica de Minas Gerais
3.90%◊	264,501	679,982
Petroleo Brasileiro SA
2.82%◊	147,500	736,721
Raizen SA
0.00%*	1,043,400	1,362,269
		3,462,932
Chile — 0.2%
Embotelladora Andina SA Class B
5.14%◊	525,515	1,134,317
Total Foreign Preferred Stocks (Cost $4,763,704)		4,597,249
RIGHTS — 0.0%
Bharti Airtel, Ltd.* (Cost $—)	27,702	57,212
MONEY MARKET FUNDS — 7.9%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	40,610,140	40,610,140
Northern Institutional Liquid Assets Portfolio (Shares), 0.03%Ø§	4,778,869	4,778,869
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	17,032,689	17,032,689
Total Money Market Funds (Cost $62,421,698)		62,421,698
TOTAL INVESTMENTS — 98.4% (Cost $690,460,060)		774,060,977
Other Assets in Excess of Liabilities — 1.6%		12,278,232
NET ASSETS — 100.0%		$786,339,209

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
FTSE Taiwan Index	10/2021	59	$3,490,440	$(54,248)
MSCI Singapore Index	10/2021	(82)	(2,134,850)	28,115
SGX Nifty 50 Index	10/2021	154	5,421,416	(61,322)
FTSE KLCI	10/2021	79	1,451,116	7,364
KOSPI2 Index	12/2021	203	17,209,565	(612,722)
FTSE/JSE Top 40 Index	12/2021	(75)	(2,897,701)	6,535
Mexican Bolsa Index	12/2021	17	424,187	957
MSCI Emerging Markets	12/2021	882	54,930,960	(2,373,617)
Total Futures Contracts outstanding at September 30, 2021			$77,895,133	$(3,058,938)
Forward Foreign Currency Contracts outstanding at September 30, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/15/21	Russian Rubles	2,553,403,000	U.S. Dollars	34,081,767	CITI	$511,962
12/15/21	U.S. Dollars	18,259,999	Philippine Pesos	924,458,000	CITI	329,988
12/15/21	U.S. Dollars	20,221,439	South Korean Won	23,608,128,000	CITI	308,927
12/15/21	U.S. Dollars	9,058,802	Polish Zloty	34,956,000	CITI	271,980
12/15/21	U.S. Dollars	7,294,165	Brazilian Reals	38,964,000	CITI	234,523
12/15/21	U.S. Dollars	33,377,186	Singapore Dollars	45,036,250	CITI	214,340
12/15/21	U.S. Dollars	10,535,174	Mexican Pesos	215,495,000	CITI	211,716
12/15/21	U.S. Dollars	18,655,601	Czech Republic Koruna	405,500,000	CITI	164,300
12/15/21	Chinese Offshore Yuan	102,665,438	U.S. Dollars	15,752,869	CITI	71,575
12/15/21	Colombian Pesos	27,200,000,000	U.S. Dollars	7,036,775	CITI	68,977
12/15/21	U.S. Dollars	2,527,906	Thai Baht	83,360,000	CITI	65,224
12/15/21	U.S. Dollars	996,640	South African Rand	14,427,000	CITI	48,842
12/15/21	Indian Rupees	817,112,250	U.S. Dollars	10,871,577	CITI	39,814
12/15/21	U.S. Dollars	1,248,156	Hungarian Forint	380,000,000	CITI	26,675
12/15/21	South African Rand	21,966,000	U.S. Dollars	1,417,831	CITI	25,252
12/15/21	U.S. Dollars	1,915,741	Colombian Pesos	7,250,000,000	CITI	21,745
12/15/21	Singapore Dollars	6,360,000	U.S. Dollars	4,664,478	CITI	18,764
12/15/21	U.S. Dollars	803,173	Chilean Pesos	644,562,000	CITI	13,841
12/15/21	Taiwan Dollars	67,896,222	U.S. Dollars	2,441,201	CITI	10,045
12/15/21	Czech Republic Koruna	36,000,000	U.S. Dollars	1,631,623	CITI	10,021
12/15/21	U.S. Dollars	9,462,304	Israeli Shekels	30,456,500	CITI	8,196
12/15/21	Brazilian Reals	20,050,000	U.S. Dollars	3,628,833	CITI	3,901
12/15/21	Hong Kong Dollars	41,943,000	U.S. Dollars	5,385,249	CITI	3,718
12/15/21	U.S. Dollars	1,501,473	Indonesian Rupiahs	21,669,310,106	CITI	1,631
12/15/21	U.S. Dollars	2,927,517	Hong Kong Dollars	22,773,000	CITI	1,572
12/15/21	Israeli Shekels	1,217,250	U.S. Dollars	376,404	CITI	1,448
12/15/21	U.S. Dollars	193,894	Taiwan Dollars	5,341,000	CITI	1,069
12/15/21	U.S. Dollars	58,781	Euro	50,000	CITI	766
12/15/21	Saudi Riyals	5,795,580	U.S. Dollars	1,544,302	CITI	135
12/15/21	South Korean Won	9,470,000	U.S. Dollars	7,976	CITI	12
12/15/21	U.S. Dollars	26,649	Saudi Riyals	100,000	CITI	1
Subtotal Appreciation						$2,690,960
12/15/21	Chinese Offshore Yuan	312,000	U.S. Dollars	48,092	CITI	$(2)
12/15/21	U.S. Dollars	7,174	South Korean Won	8,523,000	CITI	(15)
12/15/21	Saudi Riyals	2,998,420	U.S. Dollars	799,074	CITI	(38)
12/15/21	U.S. Dollars	1,059,674	Saudi Riyals	3,977,000	CITI	(138)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/15/21	Indonesian Rupiahs	1,093,042,000	U.S. Dollars	75,957	CITI	$(302)
12/15/21	Czech Republic Koruna	8,000,000	U.S. Dollars	365,517	CITI	(707)
12/15/21	Israeli Shekels	2,078,750	U.S. Dollars	645,995	CITI	(724)
12/15/21	U.S. Dollars	300,550	Thai Baht	10,205,000	CITI	(934)
12/15/21	U.S. Dollars	2,260,334	Hong Kong Dollars	17,600,000	CITI	(969)
12/15/21	Russian Rubles	34,000,000	U.S. Dollars	461,763	CITI	(1,128)
12/15/21	Peruvian Nuevo Soles	529,874	U.S. Dollars	129,843	CITI	(2,064)
12/15/21	Philippine Pesos	12,000,000	U.S. Dollars	235,217	CITI	(2,475)
12/15/21	Polish Zloty	519,000	U.S. Dollars	133,399	CITI	(2,939)
12/15/21	Hong Kong Dollars	88,345,000	U.S. Dollars	11,354,097	CITI	(3,258)
12/15/21	Colombian Pesos	6,100,000,000	U.S. Dollars	1,598,708	CITI	(5,137)
12/15/21	U.S. Dollars	900,411	Brazilian Reals	5,000,000	CITI	(5,508)
12/15/21	U.S. Dollars	3,375,142	Indian Rupees	253,210,000	CITI	(6,124)
12/15/21	Euro	443,000	U.S. Dollars	521,984	CITI	(7,967)
12/15/21	U.S. Dollars	1,915,552	South African Rand	29,300,000	CITI	(9,347)
12/15/21	South Korean Won	1,016,456,000	U.S. Dollars	868,754	CITI	(11,414)
12/15/21	U.S. Dollars	1,623,343	Indonesian Rupiahs	23,653,697,106	CITI	(13,848)
12/15/21	U.S. Dollars	4,714,981	Singapore Dollars	6,433,750	CITI	(22,568)
12/15/21	U.S. Dollars	8,483,565	Israeli Shekels	27,428,500	CITI	(30,610)
12/15/21	Taiwan Dollars	173,893,668	U.S. Dollars	6,310,753	CITI	(32,698)
12/15/21	U.S. Dollars	4,847,069	Chinese Offshore Yuan	31,731,359	CITI	(43,876)
12/15/21	Singapore Dollars	6,540,000	U.S. Dollars	4,860,524	CITI	(44,737)
12/15/21	U.S. Dollars	2,548,813	Russian Rubles	192,822,000	CITI	(63,557)
10/10/23	U.S. Dollars	1,196,266	Chinese Offshore Yuan	8,649,000	SC	(78,784)
12/15/21	U.S. Dollars	5,594,688	Colombian Pesos	21,750,000,000	CITI	(87,304)
12/15/21	Indian Rupees	634,713,750	U.S. Dollars	8,568,168	CITI	(92,452)
12/15/21	Chilean Pesos	5,017,246,890	U.S. Dollars	6,395,963	CITI	(251,832)
07/16/25	U.S. Dollars	3,253,457	Chinese Offshore Yuan	24,819,000	MSCS	(342,294)
12/15/21	Hungarian Forint	2,579,656,000	U.S. Dollars	8,647,867	CITI	(355,752)
12/15/21	South African Rand	157,434,000	U.S. Dollars	10,710,594	CITI	(367,779)
12/15/21	Thai Baht	508,168,000	U.S. Dollars	15,402,603	CITI	(389,947)
12/15/21	Mexican Pesos	839,066,479	U.S. Dollars	40,769,647	CITI	(573,508)
12/15/21	Brazilian Reals	134,961,000	U.S. Dollars	25,201,775	CITI	(749,036)
Subtotal Depreciation						$(3,601,772)
Total Forward Foreign Currency Contracts outstanding at September 30, 2021						$(910,812)
Swap Agreements outstanding at September 30, 2021:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	10/20/2021	GSC	TWD	372,218,000	$13,360,062	$—	$13,360,062
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	10/20/2021	CITI	TWD	10,151,400	364,365	—	364,365
Decrease in total return of BIST 30 Index (At Termination)	Increase in total return of BIST 30 Index (At Termination)	10/27/2021	GSC	TRY	21,248,500	2,389,351	—	2,389,351
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	10/28/2021	GSC	HKD	4,360,500	560,141	—	560,141
Decrease in total return of SGX Nifty 50 Index (At Termination)	Increase in total return of SGX Nifty 50 Index (At Termination)	10/28/2021	GSC	USD	1,548,976	1,548,976	—	1,548,976

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Decrease in total return of KOSPI 200 Index (At Termination)	Increase in total return of KOSPI 200 Index (At Termination)	12/9/2021	GSC	KRW	5,821,750,000	$4,917,019	$—	$4,917,019
Decrease in total return of KOSPI 200 Index (At Termination)	Increase in total return of KOSPI 200 Index (At Termination)	12/9/2021	CITI	KRW	4,416,500,000	3,730,152	—	3,730,152
Financing Index: 28-Day Mexico Interbank TIIE + 0.35%	MSCI Mexico Net MXN Index (Monthly)	12/15/2021	GSC	MXN	78,728,874	32	—	32
MSCI Brazil Net Return BRL Index (Monthly)	Financing Index: Brazil Cetip Di Interbank Deposit Rate - 0.45%	12/15/2021	GSC	BRL	4,356,741	27,392	—	27,392
MSCI Daily TR Net Israel Index (Monthly)	Financing Index: Overnight Bank Funding Rate + 0.09%	12/15/2021	GSC	USD	951,248	27,798	—	27,798
MSCI Emerging Markets Thailand Net Total Return USD Index (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.35%	12/15/2021	GSC	USD	13,265,740	695,054	—	695,054
Decrease in total return of WIG20 Index (At Termination)	Increase in total return of WIG20 Index (At Termination)	12/17/2021	GSC	PLN	1,842,400	463,235	—	463,235
Subtotal Appreciation						$28,083,577	$ —	$28,083,577
Increase in total return of Bovespa Index (At Termination)	Decrease in total return of Bovespa Index (At Termination)	10/13/2021	GSC	BRL	5,538,650	(1,017,059)	$—	$(1,017,059)
Increase in total return of Tel Aviv 35 Index (At Termination)	Decrease in total return of Tel Aviv 35 Index (At Termination)	10/29/2021	GSC	ILS	3,784,746	(1,173,947)	—	(1,173,947)
Financing Index: Overnight Bank Funding Rate + 0.05%	MSCI Daily Total Return Net Emerging Markets USD Index (Monthly)	12/15/2021	GSC	USD	348,810	(17,300)	—	(17,300)
Increase in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	Decrease in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	12/15/2021	GSC	ZAR	117,830	(7,825)	—	(7,825)
MSCI Singapore Net Return SGD Index (Monthly)	Financing Index: Singapore Overnight Rate + 0%	12/15/2021	GSC	SGD	4,880,737	(10,898)	—	(10,898)
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: 1-Month SAFE South Africa JIBAR + 0.1%	12/15/2021	GSC	ZAR	19,383,989	(25,800)	—	(25,800)
Subtotal Depreciation						$(2,252,829)	$ —	$(2,252,829)
Net Total Return Swaps outstanding at September 30, 2021						$25,830,748	$ —	$25,830,748
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 57.4%
Real Estate — 57.4%
Agree Realty Corporation REIT	54,192	$3,589,136
Alexandria Real Estate Equities, Inc. REIT	12,851	2,455,441
American Homes 4 Rent Class A REIT	82,184	3,132,854
American Tower Corporation REIT	6,240	1,656,158
Apartment Income REIT Corporation	66,359	3,238,983
Apple Hospitality REIT, Inc.	189,026	2,973,379
AvalonBay Communities, Inc. REIT	50,324	11,153,811
Boston Properties, Inc. REIT	28,384	3,075,406
Camden Property Trust REIT	13,072	1,927,728
Centerspace REIT	7,101	671,045
CoreSite Realty Corporation REIT	26,380	3,654,685
Crown Castle International Corporation REIT	8,343	1,446,009
CubeSmart REIT	7,117	344,819
CyrusOne, Inc. REIT	56,645	4,384,890
Duke Realty Corporation REIT	68,713	3,289,291
EastGroup Properties, Inc. REIT	19,929	3,320,769
Empire State Realty Trust, Inc. Class A REIT	172,169	1,726,855
Equinix, Inc. REIT	14,594	11,531,157
Equity Residential REIT	1,226	99,208
Essential Properties Realty Trust, Inc. REIT	139,110	3,883,951
Extra Space Storage, Inc. REIT	30,179	5,069,770
Federal Realty Investment Trust REITΔ	16,874	1,990,963
First Industrial Realty Trust, Inc. REIT	77,876	4,055,782
Independence Realty Trust, Inc. REITΔ	88,519	1,801,362
Invitation Homes, Inc. REIT	61,516	2,357,908
Kilroy Realty Corporation REIT	22,280	1,475,159
Kimco Realty Corporation REIT	276,228	5,731,731
Lamar Advertising Co. Class A REIT	11,973	1,358,337
Life Storage, Inc. REIT	45,033	5,167,086
Mack-Cali Realty Corporation REIT*	65,537	1,121,994
Medical Properties Trust, Inc. REIT	122,727	2,463,131
Mid-America Apartment Communities, Inc. REITΔ	28,965	5,409,214
NETSTREIT Corporation	90,166	2,132,426
Pebblebrook Hotel Trust REITΔ	81,283	1,821,552
Physicians Realty Trust REIT	102,775	1,810,896
Piedmont Office Realty Trust, Inc. Class A REIT	63,704	1,110,361
Postal Realty Trust, Inc. Class A REITΔ	56,666	1,056,254
Prologis, Inc. REIT	113,010	14,174,844
Public Storage REIT	11,653	3,462,106
Realty Income Corporation REIT	17,161	1,113,063
Regency Centers Corporation REIT	14,512	977,093
Retail Properties of America, Inc. Class A REIT	137,527	1,771,348
Ryman Hospitality Properties, Inc. REIT*	26,086	2,183,398
	Shares	Value
SBA Communications Corporation REIT	6,051	$2,000,279
Simon Property Group, Inc. REIT	52,989	6,886,980
SITE Centers Corporation REIT	154,159	2,380,215
Spirit Realty Capital, Inc. REIT	26,630	1,226,045
STAG Industrial, Inc. REITΔ	52,068	2,043,669
Sun Communities, Inc. REIT	42,608	7,886,741
Sunstone Hotel Investors, Inc. REIT*	9,298	111,018
UDR, Inc. REIT	33,936	1,797,929
Ventas, Inc. REIT	48,348	2,669,293
Welltower, Inc. REITΔ	117,266	9,662,718
		173,836,240
Total Common Stocks (Cost $148,935,782)		173,836,240
FOREIGN COMMON STOCKS — 39.7%
Australia — 4.1%
Dexus REIT	322,076	2,478,888
GPT Group (The) REIT	538,175	1,938,454
Mirvac Group REIT	1,072,847	2,275,792
Scentre Group REIT	1,541,330	3,280,512
Shopping Centres Australasia Property Group REIT	429,589	822,862
Stockland REIT	309,755	982,287
Waypoint REIT	287,546	564,025
		12,342,820
Belgium — 1.3%
Aedifica SA REIT	6,374	795,752
Cofinimmo SA REIT	4,084	619,302
VGP NV	4,110	945,499
Warehouses De Pauw CVA REIT	30,825	1,248,981
Xior Student Housing NV REIT	5,122	289,237
		3,898,771
Canada — 3.1%
Canadian Apartment Properties REIT	60,895	2,841,863
Chartwell Retirement Residences	141,027	1,342,796
Granite REIT	17,948	1,276,453
RioCan REIT	48,040	820,769
Summit Industrial Income REIT	122,233	2,011,161
Tricon Residential, Inc.	82,960	1,106,919
		9,399,961
France — 1.7%
Gecina SA REIT	13,902	1,870,324
ICADE REIT	4,459	348,192
Klepierre REIT*	19,921	445,503
Unibail-Rodamco-Westfield REITΔ*	35,601	2,620,257
		5,284,276
Germany — 3.8%
alstria office REIT-AG	61,257	1,111,148
Aroundtown SA	121,980	840,309
Deutsche Wohnen SE*	8,761	536,845
Instone Real Estate Group AG 144A	18,932	540,572
LEG Immobilien SE	6,600	932,275

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Vonovia SE	126,121	$7,582,189
		11,543,338
Hong Kong — 4.1%
CK Asset Holdings, Ltd.	532,330	3,071,424
Hysan Development Co., Ltd.	414,610	1,350,139
Kerry Properties, Ltd.	224,671	590,987
Lifestyle International Holdings, Ltd.*	57,285	31,093
Link REIT	335,263	2,870,974
New World Development Co., Ltd.	458,363	1,864,280
Shimao Group Holdings, Ltd.	116,500	213,523
Sun Hung Kai Properties, Ltd.	79,000	986,464
SUNeVision Holdings, Ltd.	199,000	187,117
Swire Properties, Ltd.	477,898	1,198,329
		12,364,330
Japan — 9.9%
Activia Properties, Inc. REIT	867	3,545,377
Daibiru CorporationΔ	76,000	1,117,141
Global One Real Estate Investment Corporation REIT	1,089	1,131,575
Heiwa Real Estate Co., Ltd.	6,453	223,865
Hulic Reit, Inc.	919	1,444,620
Ichigo Office REIT Investment Corporation	722	582,605
Invincible Investment Corporation REIT	995	389,812
Itochu Advance Logistics Investment Corporation REIT	462	644,573
Japan Hotel REIT Investment Corporation	531	318,770
Japan Metropolitan Fund Invest REIT	709	680,786
Japan Prime Realty Investment Corporation REIT	138	499,951
Japan Real Estate Investment Corporation REIT	122	731,786
Keihanshin Building Co., Ltd.	21,300	269,015
Kenedix Retail REIT CorporationΔ	751	1,947,496
LaSalle Logiport REIT	1,194	2,011,546
Mitsubishi Estate Co., Ltd.	220,197	3,506,156
Mitsui Fudosan Co., Ltd.	167,917	3,988,850
Mori Trust Hotel Reit, Inc.	1,120	1,381,302
Mori Trust Sogo REIT, Inc.	1,034	1,372,005
Nippon Accommodations Fund, Inc. REIT	75	421,178
NIPPON REIT Investment Corporation	150	583,328
Nomura Real Estate Holdings, Inc.	6,215	161,581
Nomura Real Estate Master Fund, Inc. REIT	542	780,086
One REIT, Inc.	127	337,633
Samty Residential Investment Corporation REIT	107	112,352
Tokaido REIT, Inc.*	461	445,267
	Shares	Value
Tokyu Fudosan Holdings CorporationΔ	217,716	$1,339,937
		29,968,593
Singapore — 3.1%
Ascott Residence Trust	935,700	633,600
CapitaLand Integrated Commercial Trust REIT	1,794,244	2,671,734
Capitaland Investment, Ltd.*	937,198	2,346,791
City Developments, Ltd.Δ	87,359	442,130
Hongkong Land Holdings, Ltd.	175,470	838,164
Mapletree Industrial Trust REIT	807,270	1,649,695
Mapletree Logistics Trust REIT	556,300	831,632
		9,413,746
Spain — 0.8%
Arima Real Estate SOCIMI SA REITΔ*	42,485	456,692
Inmobiliaria Colonial Socimi SA REIT*	104,841	1,017,689
Merlin Properties Socimi SA REIT*	80,237	824,586
		2,298,967
Sweden — 2.2%
Castellum ABΔ	68,060	1,661,501
Cibus Nordic Real Estate AB	10,634	251,444
Fabege ABΔ	158,358	2,388,504
Fastighets AB Balder, B Shares*	27,620	1,659,869
Nyfosa AB	54,129	765,463
		6,726,781
Switzerland — 0.3%
PSP Swiss Property AG	6,723	810,009
United Kingdom — 5.3%
Big Yellow Group PLC REIT	53,921	1,013,512
British Land Co. PLC (The) REIT	514,890	3,416,616
Derwent London PLC REIT	21,439	993,374
Grainger PLC	538,262	2,208,640
Great Portland Estates PLC REIT	40,504	406,543
Hammerson PLC REIT	1,033,870	446,106
PRS REIT PLC (The)	252,691	340,476
Safestore Holdings PLC REIT	25,302	357,624
Segro PLC REIT	206,382	3,315,288
Target Healthcare REIT PLC	240,493	371,998
Tritax Big Box REIT PLC	274,986	786,260
Tritax EuroBox PLC 144A	416,482	634,881
UNITE Group PLC (The) REIT	96,239	1,410,836
Urban Logistics REIT PLC	131,649	305,100
		16,007,254
Total Foreign Common Stocks (Cost $113,477,220)		120,058,846

	Shares	Value
MONEY MARKET FUNDS — 3.6%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	8,073,214	$8,073,214
Northern Institutional Liquid Assets Portfolio (Shares), 0.03%Ø§	2,809,640	2,809,640
Total Money Market Funds (Cost $10,882,854)		10,882,854
TOTAL INVESTMENTS — 100.7% (Cost $273,295,856)		304,777,940
Liabilities in Excess of Other Assets — (0.7)%		(2,189,516)
NET ASSETS — 100.0%		$302,588,424
Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P MidCap 400 Index E-Mini	12/2021	35	$9,216,200	$(121,537)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Par	Value
CORPORATE BONDS — 14.2%
2U, Inc.
2.25%, 05/01/25 CONV	$314,000	$437,559
8x8, Inc.
0.50%, 02/01/24 CONV	250,000	282,340
Air Transport Services Group, Inc.
1.13%, 10/15/24 CONV	500,000	540,795
Alphatec Holdings, Inc.
0.75%, 08/01/26 144A CONV	210,000	204,225
Avaya Holdings Corporation
2.25%, 06/15/23 CONV	393,000	413,632
Avid SPV LLC
1.25%, 03/15/26 144A CONV	225,000	287,192
Bentley Systems, Inc.
0.38%, 07/01/27 144A CONV	313,000	316,975
Beyond Meat, Inc.
0.20%, 03/15/27 144A Ω CONV	289,000	249,082
BigCommerce Holdings, Inc.
0.25%, 10/01/26 144A CONV	214,000	216,789
Bloom Energy Corporation
2.50%, 08/15/25 CONV	242,000	334,315
Bridgebio Pharma, Inc.
2.25%, 02/01/29 144A CONV	564,000	491,526
Burlington Stores, Inc.
2.25%, 04/15/25 CONV	400,000	583,000
Cable One, Inc.
1.13%, 03/15/28 144A CONV	500,000	509,815
Callaway Golf Co.
2.75%, 05/01/26 CONV	264,000	463,155
Centennial Resource Production LLC
3.25%, 04/01/28 CONV	500,000	660,397
Ceridian HCM Holding, Inc.
0.25%, 03/15/26 144A CONV	428,000	463,096
Cheesecake Factory, Inc. (The)
0.38%, 06/15/26 CONV	285,000	272,888
Chefs' Warehouse, Inc. (The)
1.88%, 12/01/24 CONV	500,000	535,386
Cheniere Energy, Inc.
4.25%, 03/15/45 CONV	1,043,000	905,268
Coherus Biosciences, Inc.
1.50%, 04/15/26 CONV	512,000	570,553
Coinbase Global, Inc.
0.50%, 06/01/26 144A CONV	314,000	315,413
DISH Network Corporation
3.38%, 08/15/26 CONV	600,000	625,200
Enphase Energy, Inc.
0.00%, 03/01/28 144A Ω CONV	714,000	664,020
Envestnet, Inc.
1.75%, 06/01/23 CONV	250,000	316,563
Everbridge, Inc.
0.13%, 12/15/24 CONV	250,000	367,988
Exact Sciences Corporation
0.38%, 03/15/27 CONV	500,000	568,750
Fastly, Inc.
2.64%, 03/15/26 144A Ω CONV	712,000	602,530
Flexion Therapeutics, Inc.
3.38%, 05/01/24 CONV	500,000	447,500
	Par	Value
FTI Consulting, Inc.
2.00%, 08/15/23 CONV	$325,000	$456,300
fuboTV, Inc.
3.25%, 02/15/26 144A CONV	629,000	572,417
GoPro, Inc.
1.25%, 11/15/25 144A CONV	220,000	271,006
Gossamer Bio, Inc.
5.00%, 06/01/27 CONV	510,000	532,266
Granite Point Mortgage Trust, Inc. REIT
6.38%, 10/01/23 CONV	1,425,000	1,439,250
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28 144A CONV	519,000	542,874
Groupon, Inc.
1.13%, 03/15/26 144A CONV	493,000	383,147
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 144A CONV	655,000	596,623
Helix Energy Solutions Group, Inc.
4.13%, 09/15/23 CONV	193,000	183,109
6.75%, 02/15/26 CONV	250,000	261,299
i3 Verticals LLC
1.00%, 02/15/25 CONV	593,000	552,972
II-VI, Inc.
0.25%, 09/01/22 CONV	250,000	332,619
Infinera Corporation
2.13%, 09/01/24 CONV	400,000	444,400
Innoviva, Inc.
2.13%, 01/15/23 CONV	520,000	560,625
Insmed, Inc.
0.75%, 06/01/28 CONV	613,000	673,151
Ionis Pharmaceuticals, Inc.
0.13%, 12/15/24 CONV	500,000	458,444
iStar, Inc. REIT
3.13%, 09/15/22 CONV	300,000	546,750
Jamf Holding Corporation
0.13%, 09/01/26 144A CONV	214,000	223,764
Jazz Investments I, Ltd.
2.00%, 06/15/26 CONV	500,000	579,687
Kaman Corporation
3.25%, 05/01/24 CONV	350,000	356,737
Liberty TripAdvisor Holdings, Inc.
0.50%, 06/30/51 144A CONV	500,000	416,440
Ligand Pharmaceuticals, Inc.
0.75%, 05/15/23 CONV	500,000	503,353
Lumentum Holdings, Inc.
0.50%, 12/15/26 CONV	600,000	662,008
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 144A CONV	350,000	372,750
Magnite, Inc.
0.25%, 03/15/26 144A CONV	875,000	754,269
Meritor, Inc.
3.25%, 10/15/37 CONV	315,000	331,069
MFA Financial, Inc. REIT
6.25%, 06/15/24 CONV	750,000	773,149
MGIC Investment Corporation
9.00%, 04/01/63 144A CONV	602,000	805,175

	Par	Value
MicroStrategy, Inc.
4.54%, 02/15/27 144A Ω CONV	$667,000	$494,368
Middleby Corporation (The)
1.00%, 09/01/25 CONV	350,000	500,150
Mitek Systems, Inc.
0.75%, 02/01/26 144A CONV	360,000	404,244
New Relic, Inc.
0.50%, 05/01/23 CONV	650,000	660,128
NRG Energy, Inc.
2.75%, 06/01/48 CONV	600,000	706,800
OSI Systems, Inc.
1.25%, 09/01/22 CONV	445,000	461,409
Pebblebrook Hotel Trust REIT
1.75%, 12/15/26 CONV	587,000	658,320
PennyMac Corporation REIT
5.50%, 11/01/24 CONV	500,000	512,500
Porch Group, Inc.
0.75%, 09/15/26 144A CONV	214,000	214,268
PRA Group, Inc.
3.50%, 06/01/23 CONV	500,000	555,118
Progress Software Corporation
1.00%, 04/15/26 144A CONV	350,000	369,533
Q2 Holdings, Inc.
0.75%, 06/01/26 CONV	274,000	308,500
Radius Health, Inc.
3.00%, 09/01/24 CONV	391,000	357,032
Realogy Group LLC
0.25%, 06/15/26 144A CONV	424,000	428,505
RealReal, Inc. (The)
1.00%, 03/01/28 144A CONV	494,000	408,785
Redfin Corporation
0.50%, 04/01/27 144A CONV	364,000	327,380
Redwood Trust, Inc. REIT
5.63%, 07/15/24 CONV	228,000	236,574
Royal Caribbean Cruises, Ltd.
4.25%, 06/15/23 CONV	467,000	658,470
RWT Holdings, Inc.
5.75%, 10/01/25 CONV	890,000	912,112
Sabre GLBL, Inc.
4.00%, 04/15/25 CONV	350,000	605,062
SoFi Technologies, Inc.
0.00%, 10/15/26 144A Ω CONV	215,000	221,047
Spirit Airlines, Inc.
1.00%, 05/15/26 CONV	324,000	305,181
Splunk, Inc.
1.13%, 06/15/27 CONV	519,000	511,539
Spotify U.S.A., Inc.
0.15%, 03/15/26 144A Ω CONV	524,000	473,434
Stride, Inc.
1.13%, 09/01/27 CONV	590,000	589,174
Summit Hotel Properties, Inc. REIT
1.50%, 02/15/26 CONV	500,000	527,640
Sunnova Energy International, Inc.
0.25%, 12/01/26 144A CONV	419,000	478,812
	Par	Value
Sunrun, Inc.
(0.39)%, 02/01/26 144A Ω CONV	$608,000	$520,917
Tabula Rasa HealthCare, Inc.
1.75%, 02/15/26 CONV	500,000	421,000
Travere Therapeutics, Inc.
2.50%, 09/15/25 CONV	524,000	528,191
Two Harbors Investment Corporation REIT
6.25%, 01/15/26 CONV	480,000	493,737
Upwork, Inc.
0.25%, 08/15/26 144A CONV	322,000	329,708
Verint Systems, Inc.
0.25%, 04/15/26 144A CONV	524,000	508,811
Vocera Communications, Inc.
0.50%, 09/15/26 144A CONV	673,000	686,881
Vonage Holdings Corporation
1.75%, 06/01/24 CONV	350,000	409,077
Vroom, Inc.
0.75%, 07/01/26 144A CONV	375,000	302,326
Winnebago Industries, Inc.
1.50%, 04/01/25 CONV	375,000	498,495
WisdomTree Investments, Inc.
4.25%, 06/15/23 CONV	450,000	527,062
3.25%, 06/15/26 144A CONV	104,000	99,450
Workiva, Inc.
1.13%, 08/15/26 CONV	500,000	931,166
Zillow Group, Inc.
2.75%, 05/15/25 CONV	325,000	507,617
Zogenix, Inc.
2.75%, 10/01/27 144A CONV	350,000	335,284
Total Corporate Bonds (Cost $46,611,417)		47,217,412
FOREIGN BONDS — 1.4%
Cameroon — 0.1%
Golar LNG, Ltd.
2.75%, 02/15/22 CONV	300,000	299,227
China — 0.8%
21Vianet Group, Inc.
3.54%, 02/01/26 144A Ω CONV	572,000	476,762
Hello Group, Inc.
1.25%, 07/01/25 CONV	692,000	586,903
Huazhu Group, Ltd.
3.00%, 05/01/26 CONV	375,000	488,203
iQIYI, Inc.
2.00%, 04/01/25 CONV	568,000	502,124
NIO, Inc.
2.92%, 02/01/26 144A Ω CONV	529,000	455,935
		2,509,927
Jersey — 0.1%
Encore Capital Europe Finance, Ltd.
4.50%, 09/01/23 CONV	366,000	467,882

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Norway — 0.1%
SFL Corporation, Ltd.
4.88%, 05/01/23 CONV	$427,000	$436,875
Turkey — 0.3%
Turkey Government Bond
12.20%, 01/18/23	8,800,000	934,128
Total Foreign Bonds (Cost $4,760,917)		4,648,039
MORTGAGE-BACKED SECURITIES — 5.0%
Federal Home Loan Mortgage Corporation REMIC, Series 4248
(Floating, 6.00% ‐ ICE LIBOR USD 1M, 6.00% Cap), 5.92%, 09/15/43† IO	297,258	51,982
Federal Home Loan Mortgage Corporation REMIC, Series 4286
(Floating, 6.00% ‐ ICE LIBOR USD 1M, 6.00% Cap), 5.92%, 12/15/43† IO	191,558	30,322
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 6.10% ‐ ICE LIBOR USD 1M, 6.10% Cap), 6.02%, 05/15/45† IO	320,908	61,346
Federal Home Loan Mortgage Corporation REMIC, Series 4583
(Floating, 6.00% ‐ ICE LIBOR USD 1M, 6.00% Cap), 5.92%, 05/15/46† IO	778,969	143,309
Federal Home Loan Mortgage Corporation REMIC, Series 4905
(Floating, 6.10% ‐ ICE LIBOR USD 1M, 6.10% Cap), 6.01%, 08/25/49† IO	497,386	86,476
Federal Home Loan Mortgage Corporation REMIC, Series 4991
5.00%, 07/25/50 IO	1,459,824	241,785
Federal Home Loan Mortgage Corporation REMIC, Series 4998
4.00%, 08/25/50 IO	790,472	120,947
Federal Home Loan Mortgage Corporation REMIC, Series 5009
2.00%, 09/25/50 IO	1,016,468	119,636
Federal Home Loan Mortgage Corporation REMIC, Series 5012
4.00%, 09/25/50 IO	226,159	35,177
Federal Home Loan Mortgage Corporation REMIC, Series 5020
3.00%, 08/25/50 IO	406,911	62,637
Federal National Mortgage Association REMIC, Series 2012-115
(Floating, 6.10% ‐ ICE LIBOR USD 1M, 6.10% Cap), 6.01%, 10/25/42† IO	328,542	56,653
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 6.10% ‐ ICE LIBOR USD 1M, 6.10% Cap), 6.01%, 05/25/47† IO	443,182	90,280
	Par	Value
Federal National Mortgage Association REMIC, Series 2017-86
(Floating, 6.15% ‐ ICE LIBOR USD 1M, 6.15% Cap), 6.06%, 11/25/47† IO	$595,827	$112,348
Federal National Mortgage Association REMIC, Series 2018-17
(Floating, 3.45% ‐ ICE LIBOR USD 1M, 2.50% Cap), 2.50%, 03/25/48† IO	2,518,517	194,747
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.15% ‐ ICE LIBOR USD 1M, 6.15% Cap), 6.06%, 02/25/48† IO	290,091	45,489
Federal National Mortgage Association REMIC, Series 2020-38
4.00%, 06/25/50 IO	1,201,500	176,244
Federal National Mortgage Association REMIC, Series 2020-49
4.00%, 07/25/50 IO	540,755	82,444
(Floating, 6.10% ‐ ICE LIBOR USD 1M, 6.10% Cap), 6.01%, 07/25/50† IO	637,767	142,551
Federal National Mortgage Association REMIC, Series 2020-60
2.00%, 09/25/50 IO	1,334,615	142,937
4.00%, 09/25/50 IO	210,035	31,627
Federal National Mortgage Association REMIC, Series 2020-62
4.00%, 06/25/48 IO	690,409	127,635
Federal National Mortgage Association STRIP, Series 405
(Floating, 5.05% ‐ ICE LIBOR USD 1M, 5.05% Cap), 4.96%, 10/25/40† IO	754,825	111,813
Government National Mortgage Association, Series 2015-110
(Floating, 5.70% ‐ ICE LIBOR USD 1M, 5.70% Cap), 5.61%, 08/20/45† IO	176,686	29,925
Government National Mortgage Association, Series 2016-109
4.00%, 10/20/45 IO	142,926	14,545
Government National Mortgage Association, Series 2018-105
(Floating, 6.20% ‐ ICE LIBOR USD 1M, 6.20% Cap), 6.11%, 08/20/48† IO	178,919	28,142
Government National Mortgage Association, Series 2018-124
(Floating, 6.20% ‐ ICE LIBOR USD 1M, 6.20% Cap), 6.11%, 09/20/48† IO	531,681	99,973

	Par	Value
Government National Mortgage Association, Series 2018-139
(Floating, 6.15% ‐ ICE LIBOR USD 1M, 6.15% Cap), 6.06%, 10/20/48† IO	$225,600	$31,660
Government National Mortgage Association, Series 2018-7
(Floating, 5.70% ‐ ICE LIBOR USD 1M, 5.70% Cap), 5.61%, 01/20/48† IO	454,906	83,578
Government National Mortgage Association, Series 2019-1
(Floating, 6.05% ‐ ICE LIBOR USD 1M, 6.05% Cap), 5.96%, 01/20/49† IO	250,210	35,222
Government National Mortgage Association, Series 2019-110
(Floating, 6.05% ‐ ICE LIBOR USD 1M, 6.05% Cap), 5.96%, 09/20/49† IO	992,222	180,414
(Floating, 6.10% ‐ ICE LIBOR USD 1M, 6.10% Cap), 6.01%, 09/20/49† IO	836,747	122,147
Government National Mortgage Association, Series 2019-111
(Floating, 6.15% ‐ ICE LIBOR USD 1M, 6.15% Cap), 6.06%, 01/20/49† IO	711,175	119,238
Government National Mortgage Association, Series 2019-128
4.00%, 10/20/49 IO	661,506	76,961
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	1,167,285	103,436
3.50%, 12/20/49 IO	618,744	69,495
Government National Mortgage Association, Series 2019-153
4.00%, 12/20/49 IO	3,121,583	405,521
(Floating, 6.05% ‐ ICE LIBOR USD 1M, 6.05% Cap), 5.96%, 12/20/49† IO	1,051,038	160,203
Government National Mortgage Association, Series 2019-20
(Floating, 3.79% ‐ ICE LIBOR USD 1M, 3.79% Cap), 3.70%, 02/20/49† IO	623,005	45,766
Government National Mortgage Association, Series 2019-4
(Floating, 6.05% ‐ ICE LIBOR USD 1M, 6.05% Cap), 5.96%, 01/20/49† IO	380,373	59,086
Government National Mortgage Association, Series 2019-6
(Floating, 6.05% ‐ ICE LIBOR USD 1M, 6.05% Cap), 5.96%, 01/20/49† IO	209,820	33,440
Government National Mortgage Association, Series 2019-69
(Floating, 3.27% ‐ ICE LIBOR USD 1M, 3.27% Cap), 3.18%, 06/20/49† IO	238,389	20,590
	Par	Value
Government National Mortgage Association, Series 2019-78
(Floating, 6.05% ‐ ICE LIBOR USD 1M, 6.05% Cap), 5.96%, 06/20/49† IO	$1,263,386	$188,272
Government National Mortgage Association, Series 2019-97
(Floating, 6.10% ‐ ICE LIBOR USD 1M, 6.10% Cap), 6.01%, 08/20/49† IO	350,137	46,082
Government National Mortgage Association, Series 2020-11
(Floating, 6.05% ‐ ICE LIBOR USD 1M, 6.05% Cap), 5.96%, 01/20/50† IO	730,454	117,361
Government National Mortgage Association, Series 2020-146
2.50%, 10/20/50 IO	408,229	52,415
Government National Mortgage Association, Series 2020-151
2.50%, 10/20/50 IO	927,365	113,684
Government National Mortgage Association, Series 2020-21
(Floating, 6.05% ‐ ICE LIBOR USD 1M, 6.05% Cap), 5.96%, 02/20/50† IO	454,347	66,334
Government National Mortgage Association, Series 2020-55
3.50%, 04/20/50 IO	1,061,994	128,461
(Floating, 6.05% ‐ ICE LIBOR USD 1M, 6.05% Cap), 5.96%, 04/20/50† IO	712,447	124,966
Government National Mortgage Association, Series 2020-61
(Floating, 6.44% ‐ ICE LIBOR USD 1M, 6.44% Cap), 6.35%, 07/20/43† IO	679,125	128,038
(Floating, 6.05% ‐ ICE LIBOR USD 1M, 6.05% Cap), 5.96%, 08/20/49† IO	1,099,105	159,880
Government National Mortgage Association, Series 2020-78
4.00%, 06/20/50 IO	876,904	93,164
(Floating, 6.15% ‐ ICE LIBOR USD 1M, 6.15% Cap), 6.06%, 06/20/50† IO	1,125,462	236,409
Government National Mortgage Association, Series 2020-79
4.00%, 06/20/50 IO	237,012	26,331
Uniform Mortgage Backed Securities
2.00%, 10/01/50 TBA	5,000,000	5,013,867
2.50%, 10/01/51 TBA	1,000,000	1,031,133
2.00%, 11/01/51 TBA	5,000,000	5,004,883
Total Mortgage-Backed Securities (Cost $16,967,269)		16,519,007

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS — 0.0%
Call Swaptions — 0.0%
Pay 1-Day SONIA (Annually); Receive 0.42% (Annually); Interest Rate Swap Maturing 10/10/2023 GBP, Strike Price $0.42, Expires 10/10/23 (CITI)	1	$8,270,000	$7,170
Pay 1-Day SONIA (Annually); Receive 0.459% (Annually); Interest Rate Swap Maturing 10/10/2023 GBP, Strike Price $0.46, Expires 10/10/23 (CITI)	1	7,550,000	7,654
Pay 1-Day SONIA (Annually); Receive 0.516% (Annually); Interest Rate Swap Maturing 11/15/2023 GBP, Strike Price $0.52, Expires 11/15/23 (CITI)	1	8,700,000	11,433
Pay 1-Day SONIA (Annually); Receive 0.544% (Annually); Interest Rate Swap Maturing 11/16/2023 GBP, Strike Price $0.54, Expires 11/16/23 (MSCS)	1	7,920,000	11,501
Pay 3-Month LIBOR (Quarterly); Receive 0.465% (Semiannually); Interest Rate Swap Maturing 2/24/2025 USD, Strike Price $0.47, Expires 02/24/25 (CITI)	1	7,540,000	2,837
Pay 3-Month LIBOR (Quarterly); Receive 0.605% (Semiannually); Interest Rate Swap Maturing 1/11/2025 USD, Strike Price $0.61, Expires 01/11/25 (CITI)	1	7,340,000	5,523
	Number of Contracts	Notional Amount	Value
Pay 3-Month LIBOR (Quarterly); Receive 1.365% (Semiannually); Interest Rate Swap Maturing 11/12/2051 USD, Strike Price $1.37, Expires 11/12/51 (MSCS)	1	$1,120,000	$1,044
			47,162
Put Swaptions — 0.0%
Pay 0.427% (Semiannually); Receive 6-Month ICE LIBOR JPY (Semiannually); Interest Rate Swap Maturing 5/30/2042 JPY, Strike Price $0.43, Expires 05/30/42 (BAR)	1	195,390,000	20,535
Pay 1.195% (Semiannually); Receive 3-Month LIBOR (Quarterly); Interest Rate Swap Maturing 11/22/2026 USD, Strike Price $1.20, Expires 11/22/26 (BOA)	1	3,710,000	10,285
			30,820
Total Purchased Options (Premiums paid $178,851)			77,982

	Par
U.S. TREASURY OBLIGATIONS — 32.6%
U.S. Treasury Bills
0.12%, 10/07/21Ω	$4,300,000	4,299,977
0.01%, 10/28/21Ω	32,425,000	32,423,510
0.05%, 11/12/21Ω	4,300,000	4,299,774
0.04%, 11/18/21Ω	4,300,000	4,299,864
0.10%, 12/02/21Ω	4,300,000	4,299,764
0.03%, 12/09/21Ω	4,300,000	4,299,808
0.03%, 12/16/21Ω	4,300,000	4,299,719
0.03%, 12/23/21Ω	4,300,000	4,299,686
0.10%, 12/30/21Ω	32,425,000	32,422,163
0.02%, 01/13/22Ω	4,300,000	4,299,593
		99,243,858

	Par	Value
U.S. Treasury Bonds
2.38%, 11/15/49	$8,510,000	$9,060,158
Total U.S. Treasury Obligations (Cost $108,635,471)		108,304,016

	Shares
COMMON STOCKS — 6.2%
Communication Services — 0.0%
Escrow NII Holdings, Inc.††† *	76,167	19,804
Consumer Discretionary — 1.3%
Advance Auto Parts, Inc.	869	181,525
Amazon.com, Inc.*	105	344,929
American Eagle Outfitters, Inc.	10,440	269,352
AutoNation, Inc.*	487	59,297
AutoZone, Inc.*	192	326,014
Best Buy Co., Inc.	4,473	472,841
Chewy, Inc. Class A*	2,345	159,718
Dick's Sporting Goods, Inc.	2,052	245,768
Etsy, Inc.*	615	127,895
Foot Locker, Inc.	5,947	271,540
Home Depot, Inc. (The)	297	97,493
Kohl’s Corporation	488	22,980
Lowe’s Cos., Inc.	1,361	276,093
O’Reilly Automotive, Inc.*	404	246,868
Ollie's Bargain Outlet Holdings, Inc.*	561	33,817
Pool Corporation	287	124,676
Target Corporation	3,264	746,705
Tractor Supply Co.	505	102,318
Ulta Beauty, Inc.*	157	56,665
Williams-Sonoma, Inc.	1,793	317,953
		4,484,447
Consumer Staples — 0.8%
Casey’s General Stores, Inc.	1,713	322,815
Clorox Co. (The)	168	27,822
Colgate-Palmolive Co.	3,339	252,362
Costco Wholesale Corporation	700	314,545
Estee Lauder Cos., Inc. (The) Class A	453	135,868
Nu Skin Enterprises, Inc. Class A	1,299	52,570
Procter & Gamble Co. (The)	5,147	719,551
Sprouts Farmers Market, Inc.*	5,562	128,872
Walmart, Inc.	4,582	638,639
		2,593,044
Financials — 1.2%
Aflac, Inc.	3,610	188,189
Alleghany Corporation*	82	51,202
Allstate Corporation (The)	7,053	897,917
Arch Capital Group, Ltd.*	1,172	44,747
Brown & Brown, Inc.	876	48,574
Cincinnati Financial Corporation	2,292	261,792
CNA Financial Corporation	695	29,162
CNO Financial Group, Inc.	439	10,334
Erie Indemnity Co. Class A	804	143,450
Fidelity National Financial, Inc.	3,515	159,370
First American Financial Corporation	2,112	141,610
Globe Life, Inc.	2,511	223,554
Hanover Insurance Group, Inc. (The)	919	119,121
	Shares	Value
Kinsale Capital Group, Inc.	2,710	$438,207
Markel Corporation*	159	190,026
Mercury General Corporation	5,176	288,148
Old Republic International Corporation	3,638	84,147
Primerica, Inc.	751	115,376
Progressive Corporation (The)	2,509	226,789
Prudential Financial, Inc.	438	46,078
RenaissanceRe Holdings, Ltd.	130	18,122
Selective Insurance Group, Inc.	382	28,852
Travelers Cos., Inc. (The)	443	67,340
White Mountains Insurance Group, Ltd.	79	84,499
		3,906,606
Information Technology — 1.2%
Apple, Inc.	5,959	843,198
Arista Networks, Inc.*	264	90,721
Arrow Electronics, Inc.*	2,263	254,112
CDW Corporation	1,565	284,861
Ciena Corporation*	4,020	206,427
Cisco Systems, Inc.	8,250	449,048
Cognex Corporation	1,534	123,057
Dell Technologies, Inc. Class C*	488	50,772
HP, Inc.	15,300	418,608
IPG Photonics Corporation*	754	119,434
Keysight Technologies, Inc.*	1,928	316,751
Motorola Solutions, Inc.	176	40,888
National Instruments Corporation	1,083	42,486
NetApp, Inc.	119	10,681
Pure Storage, Inc. Class A*	1,024	25,764
Ubiquiti, Inc.	1,319	393,946
Vishay Intertechnology, Inc.	6,850	137,617
Zebra Technologies Corporation Class A*	328	169,058
		3,977,429
Materials — 1.7%
AptarGroup, Inc.	1,423	169,835
Ashland Global Holdings, Inc.	629	56,057
Avery Dennison Corporation	257	53,253
Ball Corporation	3,728	335,408
Berry Global Group, Inc.*	1,127	68,612
Celanese Corporation	1,100	165,704
Ecolab, Inc.	142	29,624
Element Solutions, Inc.	4,462	96,736
FMC Corporation	258	23,622
Freeport-McMoRan, Inc.	840	27,325
Huntsman Corporation	2,265	67,021
Ingevity Corporation*	174	12,418
Louisiana-Pacific Corporation	2,371	145,508
Martin Marietta Materials, Inc.	63	21,526
Mosaic Co. (The)	17,499	625,064
NewMarket Corporation	745	252,384
Newmont Corporation	2,412	130,972
Nucor Corporation	2,537	249,869
Packaging Corporation of America	4,479	615,594
Reliance Steel & Aluminum Co.	2,396	341,238
Royal Gold, Inc.	2,514	240,062

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
RPM International, Inc.	2,383	$185,040
Sealed Air Corporation	6,043	331,096
Sensient Technologies Corporation	2,288	208,391
Sherwin-Williams Co. (The)	2,949	824,924
Silgan Holdings, Inc.	1,026	39,357
Steel Dynamics, Inc.	2,398	140,235
Valvoline, Inc.	2,636	82,191
Westlake Chemical Corporation	290	26,431
		5,565,497
Total Common Stocks (Cost $21,200,543)		20,546,827
FOREIGN COMMON STOCKS — 0.1%
Ireland — 0.1%
Aon PLC Class A	433	123,738
Seagate Technology Holdings PLC	484	39,940
		163,678
Jersey — 0.0%
Amcor PLC	2,787	32,301
Clarivate PLC*	130	2,847
		35,148
Switzerland — 0.0%
Chubb, Ltd.	546	94,720
Total Foreign Common Stocks (Cost $278,847)		293,546
PREFERRED STOCKS — 1.7%
AGNC Investment Corporation
(Variable, ICE LIBOR USD 3M + 4.70%), 6.13% †	11,804	297,933
AMG Capital Trust II
5.15%, 10/15/37 CONV	13,947	829,846
Bunge, Ltd.
4.88% CONV	3,500	419,825
Cowen, Inc.
5.63% CONV	320	435,740
Fluor Corporation
6.50% 144A CONV	576	574,906
MFA Financial, Inc.
(Variable, ICE LIBOR USD 3M + 5.35%), 6.50% †	20,886	513,378
NCR Corporation
5.50% CONV	250	369,870
New Residential Investment Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.22%), 0.00% † *	7,755	194,883
(Variable, ICE LIBOR USD 3M + 4.97%), 6.38% †	20,512	479,776
New York Community Capital Trust V
6.00%, 11/01/51 CONV	15,402	812,147
New York Mortgage Trust, Inc.
(Variable, U.S. SOFR + 6.13%), 6.88% †	11,165	276,892
RBC Bearings, Inc.
0.00%, 10/15/24 CONV *	1,916	213,576
	Shares	Value
Ready Capital Corporation
7.00%, 08/15/23 CONV	11,500	$309,925
Total Preferred Stocks (Cost $5,738,379)		5,728,697
FOREIGN PREFERRED STOCKS — 0.2%
Canada — 0.1%
Algonquin Power & Utilities Corporation
7.75%, 06/15/24 CONV	6,766	327,610
Jersey — 0.1%
Clarivate PLC
5.25%, 06/01/24 CONV	2,815	244,032
Total Foreign Preferred Stocks (Cost $620,160)		571,642
RIGHTS — 0.0%
Alder Biopharmaceuticals, Inc. ††† * (Cost $3,154)	3,505	7,010
MUTUAL FUNDS — 0.4%
ProShares Short 20+ Year Treasury * (Cost $1,395,109)	79,498	1,326,027
MONEY MARKET FUNDS — 36.2%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø ∞	15,477,811	15,477,811
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	104,893,086	104,893,086
Total Money Market Funds (Cost $120,370,897)		120,370,897
TOTAL INVESTMENTS —98.0% (Cost $326,761,014)		325,611,102
COMMON STOCKS SOLD SHORT — (5.3)%
Communication Services — (0.3)%
Cable One, Inc.	(133)	(241,146)
DISH Network Corporation Class A *	(4,897)	(212,824)
fuboTV, Inc. *	(3,108)	(74,468)
iQIYI, Inc. ADR *	(2,777)	(22,299)
Magnite, Inc. *	(5,475)	(153,300)
Spotify Technology SA *	(398)	(89,685)
TripAdvisor, Inc. *	(2,500)	(84,625)
Zillow Group, Inc. Class C *	(3,120)	(274,997)
		(1,153,344)
Consumer Discretionary — (0.8)%
2U, Inc. *	(7,842)	(263,256)
Burlington Stores, Inc. *	(1,174)	(332,911)
Callaway Golf Co. *	(11,981)	(331,035)
Cheesecake Factory, Inc. (The) *	(1,634)	(76,798)
GoPro, Inc. Class A *	(18,150)	(169,884)
Groupon, Inc. *	(2,535)	(57,823)
Huazhu Group, Ltd. ADR *	(7,157)	(328,220)
NIO, Inc. ADR *	(1,989)	(70,868)
Porch Group, Inc. *	(3,852)	(68,103)

	Shares	Value
RealReal, Inc. (The) *	(6,579)	$(86,711)
Royal Caribbean Cruises, Ltd. *	(4,525)	(402,499)
Stride, Inc. *	(6,144)	(220,816)
Vroom, Inc. *	(2,357)	(52,019)
Winnebago Industries, Inc.	(3,881)	(281,179)
		(2,742,122)
Consumer Staples — (0.1)%
Beyond Meat, Inc. *	(511)	(53,788)
Bunge, Ltd.	(1,969)	(160,119)
Chefs' Warehouse, Inc. (The) *	(6,100)	(198,677)
		(412,584)
Energy — (0.2)%
Centennial Resource Development, Inc. Class A *	(59,727)	(400,171)
Helix Energy Solutions Group, Inc. *	(24,072)	(93,399)
SFL Corporation, Ltd.	(6,100)	(51,118)
		(544,688)
Financials — (0.4)%
Affiliated Managers Group, Inc.	(796)	(120,268)
Coinbase Global, Inc. Class A *	(363)	(82,575)
Cowen, Inc. Class A	(9,600)	(329,376)
Encore Capital Group, Inc. *	(5,325)	(262,363)
PRA Group, Inc. *	(3,880)	(163,503)
SoFi Technologies, Inc. *	(3,225)	(51,213)
WisdomTree Investments, Inc.	(43,027)	(243,963)
		(1,253,261)
Health Care — (0.8)%
Alphatec Holdings, Inc. *	(6,867)	(83,709)
Avid Bioservices, Inc. *	(7,157)	(154,376)
Bridgebio Pharma, Inc. *	(3,196)	(149,797)
Coherus Biosciences, Inc. *	(17,152)	(275,633)
Exact Sciences Corporation *	(2,661)	(253,992)
Flexion Therapeutics, Inc. *	(1,846)	(11,261)
Gossamer Bio, Inc. *	(21,486)	(270,079)
Halozyme Therapeutics, Inc. *	(3,825)	(155,601)
Innoviva, Inc. *	(10,525)	(175,873)
Insmed, Inc. *	(10,212)	(281,238)
Ionis Pharmaceuticals, Inc. *	(1,514)	(50,780)
Ligand Pharmaceuticals, Inc. *	(200)	(27,864)
Radius Health, Inc. *	(1,603)	(19,893)
Tabula Rasa HealthCare, Inc. *	(2,550)	(66,835)
Travere Therapeutics, Inc. *	(4,764)	(115,527)
Vocera Communications, Inc. *	(6,150)	(281,424)
Zogenix, Inc. *	(8,657)	(131,500)
		(2,505,382)
Industrials — (0.6)%
Air Transport Services Group, Inc. *	(8,000)	(206,480)
Bloom Energy Corporation Class A *	(9,964)	(186,526)
Fluor Corporation *	(14,243)	(227,461)
FTI Consulting, Inc. *	(2,560)	(344,832)
Greenbrier Cos., Inc. (The)	(5,605)	(240,959)
Kaman Corporation	(1,334)	(47,584)
Meritor, Inc. *	(2,754)	(58,688)
Middleby Corporation (The) *	(2,140)	(364,891)
	Shares	Value
RBC Bearings, Inc. *	(649)	$(137,718)
Spirit Airlines, Inc. *	(2,965)	(76,912)
Sunrun, Inc. *	(1,824)	(80,256)
Upwork, Inc. *	(2,333)	(105,055)
		(2,077,362)
Information Technology — (1.5)%
21Vianet Group, Inc. ADR *	(2,621)	(45,370)
8x8, Inc. *	(5,833)	(136,434)
Avaya Holdings Corporation *	(5,659)	(111,992)
Bentley Systems, Inc. Class B	(2,087)	(126,556)
BigCommerce Holdings, Inc. Series 1 *	(1,605)	(81,277)
Ceridian HCM Holding, Inc. *	(1,741)	(196,071)
Enphase Energy, Inc. *	(1,129)	(169,316)
Envestnet, Inc. *	(2,011)	(161,363)
Everbridge, Inc. *	(1,481)	(223,690)
Fastly, Inc. Class A *	(1,598)	(64,623)
I3 Verticals, Inc. Class A *	(6,523)	(157,922)
II-VI, Inc. *	(3,716)	(220,582)
Infinera Corporation *	(24,976)	(207,800)
Jamf Holding Corporation *	(2,140)	(82,433)
Lumentum Holdings, Inc. *	(3,623)	(302,666)
MACOM Technology Solutions Holdings, Inc. *	(2,282)	(148,033)
MicroStrategy, Inc. Class A *	(231)	(133,610)
Mitek Systems, Inc. *	(11,592)	(214,452)
NCR Corporation *	(5,464)	(211,785)
New Relic, Inc. *	(1,068)	(76,650)
OSI Systems, Inc. *	(1,680)	(159,264)
Progress Software Corporation	(3,360)	(165,278)
Q2 Holdings, Inc. *	(2,014)	(161,402)
Sabre Corporation *	(29,456)	(348,759)
Splunk, Inc. *	(851)	(123,148)
Verint Systems, Inc. *	(4,899)	(219,426)
Vonage Holdings Corporation *	(10,462)	(168,648)
Workiva, Inc. *	(4,892)	(689,576)
		(5,108,126)
Real Estate — (0.4)%
iStar, Inc. REIT	(19,154)	(480,382)
Pebblebrook Hotel Trust REIT	(15,458)	(346,414)
Realogy Holdings Corporation *	(8,678)	(152,212)
Redfin Corporation *	(1,388)	(69,539)
Summit Hotel Properties, Inc. REIT *	(25,240)	(243,061)
		(1,291,608)
Utilities — (0.2)%
NRG Energy, Inc.	(7,242)	(295,691)
Sunnova Energy International, Inc. *	(7,243)	(238,584)
		(534,275)
Total Common Stocks Sold Short (Proceeds $(17,818,182))		(17,622,752)
FOREIGN COMMON STOCKS SOLD SHORT — (0.2)%
Canada — (0.1)%
Algonquin Power & Utilities Corporation	(13,146)	(192,721)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Ireland — (0.1)%
Jazz Pharmaceuticals PLC *	(1,933)	$(251,696)
Jersey — (0.0)%
Clarivate PLC *	(7,507)	(164,403)
Total Foreign Common Stocks Sold Short (Proceeds $(735,101))		(608,820)
TOTAL SECURITIES SOLD SHORT —(5.5)% (Proceeds $(18,553,283))		(18,231,572)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
2U, Inc., Strike Price $45.00, Expires 10/15/21 (Evercore)	(22)	$(73,854)	(110)
Avid Bioservices, Inc., Strike Price $25.00, Expires 10/15/21 (Evercore)	(21)	(45,297)	(378)
Beyond Meat, Inc., Strike Price $115.00, Expires 11/19/21 (Evercore)	(3)	(31,578)	(1,493)
Bloom Energy Corporation, Strike Price $21.00, Expires 10/15/21 (Evercore)	(25)	(46,800)	(450)
Burlington Stores, Inc., Strike Price $300.00, Expires 10/15/21 (Evercore)	(4)	(113,428)	(1,400)
Coinbase Global, Inc., Strike Price $250.00, Expires 10/15/21 (Evercore)	(2)	(45,496)	(430)
Enphase Energy, Inc., Strike Price $175.00, Expires 10/15/21 (Evercore)	(5)	(74,985)	(300)
Everbridge, Inc., Strike Price $150.00, Expires 10/15/21 (Evercore)	(4)	(60,416)	(2,040)
Exact Sciences, Inc., Strike Price $120.00, Expires 10/15/21 (Evercore)	(9)	(85,905)	(270)
	Number of Contracts	Notional Amount	Value
Fastly, Inc., Strike Price $40.00, Expires 11/19/21 (Evercore)	(14)	$(56,616)	$(6,125)
fuboTV Inc., Strike Price $27.00, Expires 10/15/21 (Evercore)	(22)	(52,712)	(1,056)
II-VI, Inc., Strike Price $70.00, Expires 10/15/21 (Evercore)	(11)	(65,296)	(55)
Insmed, Inc., Strike Price $28.00, Expires 10/15/21 (Evercore)	(38)	(104,652)	(4,655)
New Relic, Inc., Strike Price $75.00, Expires 11/19/21 (Evercore)	(12)	(86,124)	(5,532)
Realreal Inc., Strike Price $15.00, Expires 10/15/21 (Evercore)	(31)	(40,858)	(775)
Redfin, Inc., Strike Price $50.00, Expires 11/19/21 (Evercore)	(8)	(40,080)	(3,760)
Sabre Corp, Inc., Strike Price $11.00, Expires 10/15/21 (Evercore)	(89)	(105,376)	(8,677)
Sunnova Energy International, Inc., Strike Price $35.00, Expires 10/15/21 (Evercore)	(24)	(79,056)	(2,280)
Tabula Rasa Healthcare, Inc., Strike Price $35.00, Expires 10/15/21 (Evercore)	(14)	(36,694)	(896)
Upwork, Inc., Strike Price $45.00, Expires 12/17/21 (Evercore)	(10)	(45,030)	(5,100)
Workiva, Inc., Strike Price $145.00, Expires 10/15/21 (Evercore)	(12)	(169,152)	(3,450)

	Number of Contracts	Notional Amount	Value
Zillow Group, Inc., Strike Price $95.00, Expires 11/19/21 (Evercore)	(10)	$(88,140)	$(4,350)
			(53,582)
Call Swaptions — (0.0)%
Pay 0.346% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 11/09/2051 GBP, Strike Price $0.35, Expires 11/09/51 (CITI)	(1)	(870,000)	(76)
Pay 0.379% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 10/10/2032 GBP, Strike Price $0.38, Expires 10/10/32 (CITI)	(1)	(850,000)	(6,614)
Pay 0.425% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 10/10/2032 GBP, Strike Price $0.42, Expires 10/10/32 (CITI)	(1)	(780,000)	(6,904)
Pay 0.553% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 11/15/2032 GBP, Strike Price $0.55, Expires 11/15/32 (CITI)	(1)	(900,000)	(11,159)
Pay 0.599% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 11/16/2032 GBP, Strike Price $0.60, Expires 11/16/32 (MSCS)	(1)	(820,000)	(12,232)
	Number of Contracts	Notional Amount	Value
Pay 0.849% (Semiannually); Receive 3-Month LIBOR (Quarterly); Interest Rate Swap Maturing 2/24/2032 USD, Strike Price $0.85, Expires 02/24/32 (CITI)	(1)	$(2,380,000)	$(2,803)
Pay 1.124% (Semiannually); Receive 3-Month LIBOR (Quarterly); Interest Rate Swap Maturing 1/11/2032 USD, Strike Price $1.12, Expires 01/11/32 (CITI)	(1)	(2,380,000)	(5,221)
Pay 6-Month EURIBOR (Semiannually); Receive -0.075% (Annually); Interest Rate Swap Maturing 11/22/2026 EUR, Strike Price $0.08, Expires 11/22/26 (BOA)	(1)	(5,330,000)	(6,166)
Pay 6-Month EURIBOR (Semiannually); Receive -0.107% (Annually); Interest Rate Swap Maturing 5/30/2027 EUR, Strike Price $0.11, Expires 05/30/27 (BNP)	(1)	(3,450,000)	(25,693)
			(76,868)
Total Written Options (Premiums received $ (313,699))			(130,450)
Other Assets in Excess of Liabilities — 7.5%			24,870,191
NET ASSETS — 100.0%			$332,119,271
Futures Contracts outstanding at September 30, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-OAT	12/2021	(3)	$(576,685)	$7,694

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	12/2021	(2)	$(312,592)	$1,837
Euro-Bund	12/2021	6	1,180,266	5,397
10-Year Commonwealth Treasury Bond	12/2021	(8)	(818,221)	781
Australian Dollars/U.S. Dollars	12/2021	(258)	(18,663,720)	322,992
British Pounds/U.S. Dollars	12/2021	(8)	(673,750)	14,375
Canadian Dollars/U.S. Dollars	12/2021	(15)	(1,184,850)	(1,875)
Euro/U.S. Dollars	12/2021	(183)	(26,535,000)	537,122
Japanese Yen/U.S. Dollars	12/2021	(7)	(785,837)	6,634
Mexican Pesos/U.S. Dollars	12/2021	(36)	(863,820)	21,552
New Zealand Dollars/U.S. Dollars	12/2021	(13)	(897,585)	14,361
South African Rand/U.S. Dollars	12/2021	(27)	(886,613)	22,494
Swiss Francs/U.S. Dollars	12/2021	(1)	(134,275)	1,462
U.S. Dollars/Czech Republic Koruna	12/2021	1	100,240	2,083
U.S. Dollars/Norwegian Kroner	12/2021	1	100,029	359
U.S. Dollars/Swedish Kroner	12/2021	7	699,744	7,930
E-Mini Dow	12/2021	38	6,407,180	(185,640)
10-Year Bond	12/2021	(13)	(1,469,248)	37,143
10-Year U.S. Treasury Note	12/2021	21	2,763,797	19,745
U.S. Treasury Long Bond	12/2021	(2)	(318,438)	871
Ultra 10-Year U.S. Treasury Note	12/2021	1	145,250	(2,040)
Ultra Long U.S. Treasury Bond	12/2021	(46)	(8,788,875)	192,991
Long GILT	12/2021	(3)	(505,881)	11,234
2-Year U.S. Treasury Note	12/2021	(15)	(3,300,820)	1,875
5-Year U.S. Treasury Note	12/2021	(37)	(4,541,461)	(18)
NASDAQ 100 E-Mini	12/2021	22	6,460,300	(408,557)
S&P 500® E-Mini	12/2021	77	16,546,338	(766,797)
Total Futures Contracts outstanding at September 30, 2021			$(36,854,527)	$(133,995)
Forward Foreign Currency Contracts outstanding at September 30, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/15/21	U.S. Dollars	9,634,297	Euro	8,142,265	MSCS	$186,780
12/15/21	U.S. Dollars	5,206,740	British Pounds	3,778,589	MSCS	114,669
11/24/21	U.S. Dollars	4,457,328	Euro	3,765,293	MSCS	91,050
12/15/21	U.S. Dollars	2,625,515	Turkish Lira	23,491,364	MSCS	88,998
12/15/21	U.S. Dollars	6,813,154	Japanese Yen	750,267,904	MSCS	66,840
12/15/21	U.S. Dollars	2,589,472	New Zealand Dollars	3,672,454	MSCS	55,763
06/14/22	U.S. Dollars	979,000	Turkish Lira	9,446,860	MSCS	50,276
12/15/21	U.S. Dollars	3,450,657	Swiss Francs	3,167,875	MSCS	44,502
12/15/21	U.S. Dollars	735,057	South African Rand	10,652,190	MSCS	35,249
12/15/21	U.S. Dollars	2,220,857	Swedish Kronor	19,138,729	MSCS	32,901
10/29/21	U.S. Dollars	1,630,046	Swedish Kronor	13,991,072	MSCS	31,534
11/15/21	Russian Rubles	107,811,313	U.S. Dollars	1,441,328	MSCS	28,905
10/27/21	U.S. Dollars	772,074	British Pounds	553,982	MSCS	25,614
11/15/21	U.S. Dollars	1,737,886	South Korean Won	2,032,140,111	MSCS	23,308
11/12/21	U.S. Dollars	846,017	Chilean Pesos	670,176,434	MSCS	22,934
12/15/21	Canadian Dollars	1,857,867	Euro	1,248,043	MSCS	18,712
12/15/21	Norwegian Kroner	10,643,483	Euro	1,035,741	MSCS	14,973
12/15/21	U.S. Dollars	489,473	Mexican Pesos	9,915,733	MSCS	14,451
10/29/21	U.S. Dollars	419,907	Mexican Pesos	8,425,043	MSCS	13,545

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
11/01/21	Norwegian Kroner	10,995,243	U.S. Dollars	1,244,165	MSCS	$13,309
12/15/21	U.S. Dollars	1,245,376	Norwegian Kroner	10,809,297	MSCS	9,671
11/16/21	U.S. Dollars	716,389	Polish Zloty	2,812,208	MSCS	9,422
12/15/21	U.S. Dollars	3,481,752	Canadian Dollars	4,399,293	MSCS	8,422
12/15/21	U.S. Dollars	252,037	Thai Baht	8,248,917	MSCS	8,342
12/07/21	U.S. Dollars	979,018	Indian Rupees	72,629,507	MSCS	8,286
12/15/21	U.S. Dollars	476,201	Australian Dollars	648,360	MSCS	7,287
11/01/21	U.S. Dollars	235,525	Swiss Francs	213,000	MSCS	6,788
12/15/21	Chinese Offshore Yuan	20,690,575	U.S. Dollars	3,182,490	MSCS	6,672
11/17/21	U.S. Dollars	443,787	Japanese Yen	48,633,797	MSCS	6,659
10/12/21	U.S. Dollars	1,455,035	Taiwan Dollars	40,321,981	MSCS	6,013
10/04/21	U.S. Dollars	245,158	Brazilian Reals	1,304,075	MSCS	5,842
11/16/21	Indonesian Rupiahs	6,733,935,817	U.S. Dollars	462,464	MSCS	5,208
11/08/21	U.S. Dollars	401,877	South African Rand	6,009,000	MSCS	5,014
11/12/21	U.S. Dollars	1,455,569	Canadian Dollars	1,838,053	MSCS	4,492
11/12/21	U.S. Dollars	373,977	Czech Republic Koruna	8,096,331	MSCS	4,477
12/15/21	Euro	208,079	Hungarian Forint	74,022,191	MSCS	3,497
11/15/21	U.S. Dollars	72,888	Hungarian Forint	21,846,000	MSCS	2,601
11/16/21	U.S. Dollars	478,172	Indonesian Rupiahs	6,855,602,135	MSCS	2,050
11/17/21	Russian Rubles	54,236,893	U.S. Dollars	737,344	MSCS	2,019
12/15/21	Swiss Francs	225,270	Euro	207,031	MSCS	1,994
11/12/21	U.S. Dollars	621,060	Australian Dollars	856,617	MSCS	1,654
12/15/21	Australian Dollars	531,882	U.S. Dollars	383,159	MSCS	1,515
12/15/21	U.S. Dollars	249,658	Israeli Shekels	799,756	MSCS	1,403
10/18/21	U.S. Dollars	490,015	Taiwan Dollars	13,592,029	MSCS	1,275
12/15/21	Australian Dollars	486,476	New Zealand Dollars	508,355	MSCS	1,109
12/15/21	Swedish Kronor	1,557,624	U.S. Dollars	177,279	MSCS	790
12/15/21	Canadian Dollars	206,004	U.S. Dollars	161,863	MSCS	781
12/15/21	South African Rand	3,742,974	U.S. Dollars	245,312	MSCS	587
11/15/21	U.S. Dollars	244,832	Russian Rubles	17,920,961	MSCS	442
12/15/21	Euro	208,258	Polish Zloty	959,724	MSCS	399
12/15/21	Euro	417,279	Swedish Kronor	4,232,296	MSCS	332
11/24/21	U.S. Dollars	70,778	New Zealand Dollars	102,106	MSCS	317
11/08/21	Singapore Dollars	103,302	U.S. Dollars	75,963	MSCS	110
Subtotal Appreciation						$1,099,783
11/16/21	U.S. Dollars	74,135	Hong Kong Dollars	577,594	MSCS	$(72)
12/15/21	Australian Dollars	680,773	New Zealand Dollars	713,804	MSCS	(113)
12/15/21	Chinese Offshore Yuan	1,589,535	U.S. Dollars	245,198	MSCS	(193)
12/15/21	U.S. Dollars	72,649	New Zealand Dollars	105,768	MSCS	(323)
12/15/21	Japanese Yen	53,361,343	Euro	413,885	MSCS	(415)
11/17/21	Russian Rubles	17,958,397	U.S. Dollars	245,285	MSCS	(474)
12/15/21	U.S. Dollars	61,059	Norwegian Kroner	538,508	MSCS	(503)
12/15/21	U.S. Dollars	141,365	Swiss Francs	131,962	MSCS	(522)
12/15/21	U.S. Dollars	399,140	British Pounds	296,775	MSCS	(798)
12/15/21	U.S. Dollars	489,770	Singapore Dollars	666,210	MSCS	(799)
12/15/21	Swiss Francs	100,359	U.S. Dollars	108,709	MSCS	(801)
12/15/21	Euro	207,641	Czech Republic Koruna	5,302,723	MSCS	(884)
12/15/21	U.S. Dollars	489,837	Thai Baht	16,612,205	MSCS	(932)
12/15/21	U.S. Dollars	994,967	Canadian Dollars	1,261,445	MSCS	(969)
11/24/21	New Zealand Dollars	341,018	U.S. Dollars	236,387	MSCS	(1,060)
12/15/21	Polish Zloty	959,419	Euro	208,762	MSCS	(1,061)
12/15/21	Euro	418,935	Swiss Francs	453,304	MSCS	(1,308)
11/08/21	South African Rand	2,240,288	U.S. Dollars	149,829	MSCS	(1,869)
12/15/21	Norwegian Kroner	2,105,452	Euro	209,155	MSCS	(1,991)
12/15/21	U.S. Dollars	810,265	Japanese Yen	90,362,814	MSCS	(2,266)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/18/21	Taiwan Dollars	13,536,482	U.S. Dollars	489,831	MSCS	$(3,088)
11/12/21	Australian Dollars	1,600,629	U.S. Dollars	1,160,479	MSCS	(3,089)
11/17/21	Japanese Yen	25,938,328	U.S. Dollars	236,689	MSCS	(3,551)
12/15/21	Euro	620,765	Australian Dollars	1,001,006	MSCS	(3,681)
11/12/21	Czech Republic Koruna	7,091,000	U.S. Dollars	327,540	MSCS	(3,921)
12/15/21	Turkish Lira	1,321,287	U.S. Dollars	146,717	MSCS	(4,049)
12/15/21	Thai Baht	5,672,132	U.S. Dollars	171,974	MSCS	(4,404)
11/15/21	U.S. Dollars	233,701	Russian Rubles	17,463,920	MSCS	(4,456)
11/15/21	Hungarian Forint	37,657,572	U.S. Dollars	125,642	MSCS	(4,483)
12/15/21	U.S. Dollars	1,414,204	Chinese Offshore Yuan	9,206,693	MSCS	(4,879)
12/15/21	Hungarian Forint	32,344,219	U.S. Dollars	108,952	MSCS	(4,984)
11/17/21	U.S. Dollars	233,021	Russian Rubles	17,513,951	MSCS	(5,731)
11/12/21	Canadian Dollars	2,395,823	U.S. Dollars	1,897,271	MSCS	(5,854)
12/15/21	Swedish Kronor	4,314,087	U.S. Dollars	499,698	MSCS	(6,507)
11/01/21	Swiss Francs	207,059	U.S. Dollars	228,955	MSCS	(6,599)
11/16/21	Polish Zloty	2,039,000	U.S. Dollars	519,420	MSCS	(6,831)
12/15/21	Hungarian Forint	147,738,438	Euro	415,401	MSCS	(7,098)
10/04/21	Brazilian Reals	1,295,027	U.S. Dollars	244,760	MSCS	(7,105)
10/12/21	Taiwan Dollars	40,285,239	U.S. Dollars	1,455,494	MSCS	(7,793)
11/15/21	South Korean Won	1,436,973,284	U.S. Dollars	1,220,682	MSCS	(8,264)
12/15/21	Canadian Dollars	2,729,057	U.S. Dollars	2,163,944	MSCS	(9,300)
12/15/21	British Pounds	887,830	Euro	1,039,554	MSCS	(9,752)
12/15/21	Norwegian Kroner	11,463,163	U.S. Dollars	1,321,330	MSCS	(10,877)
11/01/21	U.S. Dollars	1,620,987	Norwegian Kroner	14,298,377	MSCS	(14,252)
11/12/21	Chilean Pesos	377,436,756	U.S. Dollars	477,956	MSCS	(14,404)
10/27/21	British Pounds	358,875	U.S. Dollars	500,158	MSCS	(16,593)
12/15/21	Czech Republic Koruna	21,942,612	U.S. Dollars	1,020,233	MSCS	(19,623)
10/29/21	Mexican Pesos	12,421,871	U.S. Dollars	619,111	MSCS	(19,971)
12/15/21	Polish Zloty	2,250,032	U.S. Dollars	588,891	MSCS	(23,305)
12/15/21	South African Rand	10,807,328	U.S. Dollars	734,928	MSCS	(24,928)
12/07/21	Indian Rupees	158,627,721	U.S. Dollars	2,145,595	MSCS	(25,450)
10/29/21	Swedish Kronor	14,285,000	U.S. Dollars	1,664,290	MSCS	(32,197)
12/15/21	British Pounds	1,937,590	U.S. Dollars	2,644,455	MSCS	(33,336)
12/14/21	Turkish Lira	8,664,150	U.S. Dollars	979,000	MSCS	(42,946)
12/15/21	Japanese Yen	492,301,990	U.S. Dollars	4,493,400	MSCS	(66,683)
12/15/21	Australian Dollars	5,820,072	U.S. Dollars	4,279,234	MSCS	(69,975)
11/24/21	Euro	3,937,176	U.S. Dollars	4,660,801	MSCS	(95,206)
12/15/21	New Zealand Dollars	8,815,624	U.S. Dollars	6,257,017	MSCS	(174,918)
12/15/21	Euro	7,044,210	U.S. Dollars	8,358,931	MSCS	(185,490)
Subtotal Depreciation						$(1,012,926)
Total Forward Foreign Currency Contracts outstanding at September 30, 2021						$86,857
Swap Agreements outstanding at September 30, 2021:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
3-Month New Zealand BBR FRA (Quarterly)	1.25% (Semiannually)	9/15/2022	NZD	7,410,000	$2,354	$253	$2,101
3-Month New Zealand BBR FRA (Quarterly)	1.25% (Semiannually)	12/15/2022	NZD	3,850,000	(784)	(4,266)	3,482
5.80% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2023	BRL	11,831,599	62,062	7,701	54,361

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month ASX BBSW (Quarterly)	0.19% (Quarterly)	2/22/2023	AUD	41,140,000	$4,315	$(23,072)	$27,387
1.25% (Quarterly)	3-Month KWCDC (Quarterly)	9/15/2023	KRW	8,413,300,000	41,497	15,115	26,382
7-Day CFETS Repo Rate (Quarterly)	2.50% (Quarterly)	9/15/2023	CNY	198,641,989	117,433	85,390	32,043
0.50% (Semiannually)	3-Month LIBOR (Quarterly)	9/21/2023	USD	19,170,000	10,804	(4,038)	14,842
6.20% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	12/13/2023	MXN	86,330,000	33,952	(2,042)	35,994
(0.50)% (Annually)	1-Day ESTR (Annually)	12/15/2023	EUR	12,270,000	(5,618)	(11,134)	5,516
0.30% (Quarterly)	3-Month ASX BBSW (Quarterly)	12/15/2023	AUD	9,420,000	6,699	4,257	2,442
1.00% (Semiannually)	3-Month CDOR (Semiannually)	12/15/2023	CAD	11,880,000	16,228	11,862	4,366
1.50% (Quarterly)	3-Month KWCDC (Quarterly)	12/15/2023	KRW	5,455,690,000	14,183	2,152	12,031
2.65% (Annually)	6-Month BUBOR (Semiannually)	12/15/2023	HUF	4,029,360,000	29,607	8,253	21,354
2.70% (Annually)	6-Month PRIBOR (Semiannually)	12/15/2023	CZK	514,780,000	62,409	(22,331)	84,740
4.30% (Semiannually)	1-Day CLP-TNA (Semiannually)	12/15/2023	CLP	5,121,300,000	28,185	(1,191)	29,376
4.90% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	12/15/2023	COP	15,674,830,000	21,096	(3,537)	24,633
1.50% (Quarterly)	3-Month KWCDC (Quarterly)	3/16/2024	KRW	20,069,380,000	79,792	46,403	33,389
6.32% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2025	BRL	13,638,031	243,468	29,978	213,490
0.27% (Annually)	1-Day SONIA (Annually)	6/17/2025	GBP	10,000	192	(174)	366
6-Month THBFIX (Semiannually)	0.75% (Semiannually)	12/16/2025	THB	87,850,000	(15,614)	(21,848)	6,234
1-Day MIBOR (Semiannually)	5.50% (Semiannually)	9/15/2026	INR	245,090,000	28,478	(11,246)	39,724
6.70% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	12/9/2026	MXN	85,770,000	84,690	200	84,490
(0.25)% (Annually)	6-Month EURIBOR (Semiannually)	12/15/2026	EUR	8,190,000	40,493	(20,675)	61,168
(0.25)% (Annually)	1-Day ESTR (Annually)	12/15/2026	EUR	5,650,000	(26,909)	(62,948)	36,039
(0.50)% (Annually)	Swiss Average Overnight Rate (Annually)	12/15/2026	CHF	550,000	5,351	1,338	4,013
0.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/15/2026	JPY	3,487,650,000	(31,152)	(68,742)	37,590
1.70% (Annually)	6-Month WIBOR (Semiannually)	12/15/2026	PLN	2,875,000	9,450	540	8,910
8.50% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	11,817,325	175,217	(32,404)	207,621
9.90% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	935,113	4,547	(500)	5,047
2.81% (Annually)	6-Month BUBOR (Semiannually)	9/21/2027	HUF	1,393,475,000	101,881	(17,899)	119,780
1.68% (Semiannually)	3-Month CDOR (Semiannually)	8/22/2028	CAD	17,030,000	244,353	(17,478)	261,831
1.24% (Annually)	6-Month NIBOR (Semiannually)	10/29/2030	NOK	68,420,000	292,612	213,587	79,025
1.00% (Annually)	1-Day SONIA (Annually)	2/10/2031	GBP	5,250,000	22,784	(95,038)	117,822
3-Month STIBOR (Quarterly)	1.27% (Annually)	5/11/2031	SEK	31,670,000	1,398	(4,155)	5,553
1.75% (Quarterly)	3-Month KWCDC (Quarterly)	9/15/2031	KRW	934,120,000	13,092	(8,035)	21,127
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	9/17/2031	USD	7,790,000	(159,083)	(251,878)	92,795
1.50% (Semiannually)	3-Month LIBOR (Quarterly)	9/24/2031	USD	4,320,000	109,254	54,869	54,385
7.15% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	12/3/2031	MXN	30,820,000	41,192	(793)	41,985
0.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/15/2031	JPY	1,677,030,000	98,471	53,617	44,854
0.00% (Annually)	6-Month EURIBOR (Semiannually)	12/15/2031	EUR	680,000	14,652	1,425	13,227
0.75% (Annually)	1-Day SONIA (Annually)	12/15/2031	GBP	8,670,000	212,724	(116,664)	329,388
1.30% (Annually)	3-Month TELBOR (Quarterly)	12/15/2031	ILS	3,825,000	16,604	287	16,317
1.50% (Annually)	6-Month NIBOR (Semiannually)	12/15/2031	NOK	4,780,000	21,179	7,567	13,612
2.00% (Semiannually)	3-Month CDOR (Semiannually)	12/15/2031	CAD	4,920,000	5,438	(85,435)	90,873
2.20% (Annually)	6-Month PRIBOR (Semiannually)	12/15/2031	CZK	29,850,000	31,189	(3,134)	34,323
3.05% (Annually)	6-Month BUBOR (Semiannually)	12/15/2031	HUF	598,940,000	58,683	4,477	54,206
2.00% (Semiannually)	6-Month ASX BBSW (Semiannually)	3/17/2032	AUD	1,500,000	19,739	6,624	13,115
1.63% (Annually)	1-Day SOFR (Annually)	9/22/2036	USD	16,630,000	179,087	5,100	173,987
0.61% (Annually)	6-Month EURIBOR (Semiannually)	7/22/2041	EUR	13,540,000	372,557	104,934	267,623

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
2.00% (Semiannually)	3-Month LIBOR (Quarterly)	12/15/2051	USD	3,970,000	$(139,748)	(343,744)	$203,996
Subtotal Appreciation					$2,600,483	$(568,472)	$3,168,955
0.25% (Annually)	3-Month WIBOR (Quarterly)	12/16/2021	PLN	42,620,000	$(20,372)	$(2,188)	$(18,184)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	3.39% (Upon termination)	1/3/2022	BRL	33,647,155	(67,382)	—	(67,382)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	4.12% (Upon termination)	1/3/2022	BRL	14,754,934	31,430	62,563	(31,133)
3-Month New Zealand BBR FRA (Quarterly)	0.50% (Semiannually)	9/15/2022	NZD	111,410,000	(402,489)	(361,882)	(40,607)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	7.20% (Upon termination)	1/2/2023	BRL	22,194,952	(76,495)	2,179	(78,674)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	4.23% (Upon termination)	1/2/2023	BRL	11,656,189	(99,522)	2,673	(102,195)
3-Month CDOR (Semiannually)	0.80% (Semiannually)	2/28/2023	CAD	64,560,000	(31,097)	(6,419)	(24,678)
0.45% (Semiannually)	3-Month LIBOR (Quarterly)	6/15/2023	USD	19,010,000	(8,418)	(103)	(8,315)
3-Month CDOR (Semiannually)	1.10% (Semiannually)	6/15/2023	CAD	21,830,000	(730)	888	(1,618)
1-Day MIBOR (Semiannually)	4.29% (Semiannually)	7/23/2023	INR	588,650,000	5,550	9,987	(4,437)
3-Month CDOR (Semiannually)	1.20% (Semiannually)	9/21/2023	CAD	22,170,000	(18,282)	8,035	(26,317)
0.00% (Annually)	3-Month STIBOR (Quarterly)	12/15/2023	SEK	67,540,000	24,700	25,636	(936)
0.50% (Semiannually)	3-Month LIBOR (Quarterly)	12/15/2023	USD	5,160,000	(3,877)	(1,368)	(2,509)
6-Month EURIBOR (Semiannually)	(0.50)% (Annually)	12/15/2023	EUR	6,060,000	(13,742)	(6,246)	(7,496)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	7.37% (Upon termination)	1/2/2024	BRL	11,273,086	(81,425)	17,211	(98,636)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	4.93% (Upon termination)	1/2/2024	BRL	4,579,538	(65,373)	2,088	(67,461)
3-Month ASX BBSW (Quarterly)	0.50% (Quarterly)	2/24/2024	AUD	11,690,000	10,143	28,925	(18,782)
0.49% (Quarterly)	3-Month ASX BBSW (Quarterly)	6/29/2024	AUD	3,870,000	(1,909)	123	(2,032)
3-Month LIBOR (Quarterly)	1-Month LIBOR + .09% (Quarterly)	7/25/2024	USD	68,000,000	2,903	22,829	(19,926)
6-Month BUBOR (Semiannually)	2.68% (Annually)	9/21/2024	HUF	3,358,700,000	(90,922)	15,551	(106,473)
3-Month CDOR (Semiannually)	1.56% (Semiannually)	8/22/2025	CAD	24,000,000	(114,175)	11,370	(125,545)
6-Month WIBOR (Semiannually)	0.75% (Annually)	12/16/2025	PLN	8,550,000	(78,694)	(1,832)	(76,862)
2.75% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	9/15/2026	CNY	1,660,296	(3,118)	(2,898)	(220)
6-Month THBFIX (Semiannually)	1.00% (Semiannually)	9/15/2026	THB	163,225,000	(14,327)	(3,756)	(10,571)
1-Day SONIA (Annually)	0.50% (Annually)	12/15/2026	GBP	12,160,000	(229,576)	(82,566)	(147,010)
3-Month CDOR (Semiannually)	1.75% (Semiannually)	12/15/2026	CAD	3,790,000	18,235	45,678	(27,443)
3-Month LIBOR (Quarterly)	1.25% (Semiannually)	12/15/2026	USD	4,130,000	21,199	36,397	(15,198)
3-Month New Zealand BBR FRA (Quarterly)	1.75% (Semiannually)	12/15/2026	NZD	7,070,000	(45,835)	(31,017)	(14,818)
3-Month STIBOR (Quarterly)	0.25% (Annually)	12/15/2026	SEK	14,690,000	(25,475)	(21,834)	(3,641)
6-Month ASX BBSW (Semiannually)	1.25% (Semiannually)	12/15/2026	AUD	13,380,000	77,732	144,957	(67,225)
6-Month NIBOR (Semiannually)	1.50% (Annually)	12/15/2026	NOK	38,170,000	(57,053)	(1,682)	(55,371)
6-Month THBFIX (Semiannually)	1.00% (Semiannually)	3/16/2027	THB	196,440,000	(64,343)	(22,056)	(42,287)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	(640)	307	(947)
6-Month EURIBOR (Semiannually)	0.50% (Annually)	2/12/2031	EUR	7,240,000	28,912	139,519	(110,607)
2.13% (Annually)	6-Month NIBOR (Semiannually)	5/11/2031	NOK	28,030,000	(7,029)	6,476	(13,505)
6-Month EURIBOR (Semiannually)	0.22% (Annually)	7/22/2031	EUR	24,300,000	(380,768)	(38,713)	(342,055)
6-Month EURIBOR (Semiannually)	0.25% (Annually)	9/2/2031	EUR	6,780,000	(99,850)	(27,051)	(72,799)
3-Month HIBOR (Quarterly)	1.50% (Quarterly)	9/15/2031	HKD	4,508,144	(1,013)	5,894	(6,907)
3-Month New Zealand BBR FRA (Quarterly)	3.00% (Semiannually)	9/16/2031	NZD	780,000	7,952	19,216	(11,264)
6-Month EURIBOR (Semiannually)	0.50% (Annually)	9/16/2031	EUR	4,040,000	(1,434)	36,890	(38,324)
1-Day SOFR (Annually)	1.53% (Annually)	9/22/2031	USD	13,790,000	(151,114)	1,501	(152,615)
1-Day SONIA (Annually)	1.00% (Annually)	9/23/2031	GBP	3,580,000	(21,141)	23,185	(44,326)
1-Day CLP-TNA (Semiannually)	5.10% (Semiannually)	12/15/2031	CLP	1,502,700,000	(58,108)	(921)	(57,187)
1-Day COP-IBR-OIS (Quarterly)	6.40% (Quarterly)	12/15/2031	COP	4,960,410,000	(30,428)	3,875	(34,303)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month JIBAR (Quarterly)	7.40% (Quarterly)	12/15/2031	ZAR	9,175,000	$(13,112)	$(2,933)	$(10,179)
3-Month LIBOR (Quarterly)	1.75% (Semiannually)	12/15/2031	USD	4,860,000	74,270	173,823	(99,553)
3-Month STIBOR (Quarterly)	0.75% (Annually)	12/15/2031	SEK	25,240,000	(49,172)	5,969	(55,141)
6-Month ASX BBSW (Semiannually)	2.00% (Semiannually)	12/15/2031	AUD	690,000	13,826	21,573	(7,747)
6-Month WIBOR (Semiannually)	2.00% (Annually)	12/15/2031	PLN	6,625,000	(43,732)	1,603	(45,335)
1-Day SONIA (Annually)	1.00% (Annually)	3/17/2032	GBP	1,850,000	(13,151)	(4,598)	(8,553)
3-Month STIBOR (Quarterly)	1.00% (Annually)	3/17/2032	SEK	11,860,000	(21,367)	(9,445)	(11,922)
Swiss Average Overnight Rate (Annually)	0.50% (Annually)	3/17/2032	CHF	980,000	1,040	7,406	(6,366)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	(1,413)	512	(1,925)
3-Month CDOR (Semiannually)	2.25% (Semiannually)	12/15/2051	CAD	6,180,000	(162,593)	83,677	(246,270)
3-Month CDOR (Semiannually)	2.18% (Semiannually)	8/22/2052	CAD	1,800,000	(86,613)	12,363	(98,976)
Subtotal Depreciation					$(2,439,417)	$351,371	$(2,790,788)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2021					$161,066	$(217,101)	$378,167
Total Return Basket Swap Agreements outstanding at September 30, 2021:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the USFFE or plus or minus a specified spread(-7.73% to 0.15%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	56-60 months maturity ranging from 05/26/2026 - 09/28/2026	GSC	$157,315,312	$(837,004)	$—	$(837,004)

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
10X Genomics, Inc. Class A	(286)	$41,636	$11,024	(1.32)%
3M Co.	2,364	414,693	(20,131)	2.40
A.O. Smith Corporation	4,167	254,479	(41,244)	4.93
Abbott Laboratories	7,440	878,887	(73,387)	8.77
ABIOMED, Inc.	744	242,187	(30,028)	3.59
Acadia Healthcare Co., Inc.	1,427	91,014	(2,750)	0.33
Acceleron Pharma, Inc.	(1,385)	238,358	(56,971)	6.81
Accenture PLC Class A	1,160	371,107	(24,612)	2.94
ACI Worldwide, Inc.	4,021	123,565	(7,292)	0.87
Activision Blizzard, Inc.	2,019	156,250	390	(0.05)
Adaptive Biotechnologies Corporation	(6,863)	233,273	29,914	(3.57)
Adient PLC	(1,311)	54,341	(7,750)	0.93
Adobe, Inc.	1,169	673,017	(100,571)	12.02
ADT, Inc.	(21,814)	176,475	5,999	(0.72)
Adtalem Global Education, Inc.	(4,755)	179,787	2,039	(0.24)
Advanced Drainage Systems, Inc.	128	13,846	(1,114)	0.13
Advanced Micro Devices, Inc.	1,716	176,576	(5,597)	0.67
AECOM	(1,543)	97,440	4,286	(0.51)
AES Corporation (The)	(4,185)	95,544	5,144	(0.61)
AGCO Corporation	4,052	496,492	(25,943)	3.10
Agilent Technologies, Inc.	448	70,573	(8,834)	1.06

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Air Lease Corporation	793	$31,197	$20	(0.00)%
Air Products & Chemicals, Inc.	(33)	8,452	363	(0.04)
Akamai Technologies, Inc.	195	20,395	(1,716)	0.20
Alaska Air Group, Inc.	3,907	228,950	1,538	(0.18)
Albemarle Corporation	(1,322)	289,478	31,793	(3.80)
Albertsons Cos., Inc. Class A	(389)	12,110	327	(0.04)
Alcoa Corporation	(4,446)	217,587	(6,365)	0.76
Alexandria Real Estate Equities, Inc. REIT	434	82,924	(4,445)	0.53
Align Technology, Inc.	13	8,651	(794)	0.09
Allegion PLC	1,511	199,724	(16,796)	2.01
ALLETE, Inc.	(1,124)	66,900	7,753	(0.93)
Alliance Data Systems Corporation	339	34,202	2,224	(0.27)
Alliant Energy Corporation	5,466	305,987	(25,836)	3.09
Allison Transmission Holdings, Inc.	3,521	124,362	(2,232)	0.27
Ally Financial, Inc.	6,512	332,438	1,983	(0.24)
Alnylam Pharmaceuticals, Inc.	(587)	110,831	460	(0.06)
Alphabet, Inc. Class A	321	858,200	(63,433)	7.58
Alteryx, Inc. Class A	(2,277)	166,449	2,627	(0.31)
Altice U.S.A., Inc. Class A	(1,351)	27,993	8,753	(1.05)
Amedisys, Inc.	1,439	214,555	(43,796)	5.23
AMERCO	70	45,222	(582)	0.07
Ameren Corporation	169	13,689	(1,071)	0.13
American Airlines Group, Inc.	(5,583)	114,563	(1,225)	0.15
American Campus Communities, Inc. REIT	2,065	100,049	(4,761)	0.57
American Electric Power Co., Inc.	1,650	133,947	(15,229)	1.82
American Express Co.	(2,924)	489,858	(22,925)	2.74
American Financial Group, Inc.	(636)	80,028	3,102	(0.37)
American Homes 4 Rent Class A REIT	(283)	10,788	835	(0.10)
American International Group, Inc.	(10,868)	596,545	(5,653)	0.68
American Tower Corporation REIT	954	253,201	(28,746)	3.43
American Water Works Co., Inc.	165	27,892	(3,056)	0.36
Americold Realty Trust REIT	(2,885)	83,809	19,759	(2.36)
Ameriprise Financial, Inc.	(636)	167,980	3,448	(0.41)
AMETEK, Inc.	(200)	24,802	1,510	(0.18)
Amgen, Inc.	1,352	287,503	(3,993)	0.48
Amkor Technology, Inc.	2,253	56,212	(6,766)	0.81
Amphenol Corporation Class A	(790)	57,852	1,457	(0.17)
Analog Devices, Inc.	(229)	38,353	303	(0.04)
Anaplan, Inc.	2,269	138,159	(11,770)	1.41
ANSYS, Inc.	(379)	129,031	11,941	(1.43)
Anthem, Inc.	171	63,749	421	(0.05)
APA Corporation	6,692	143,410	13,133	(1.57)
Apartment Income REIT Corporation	(2,434)	118,804	4,767	(0.57)
Applied Materials, Inc.	943	121,392	(5,700)	0.68
Aptiv PLC	(1,628)	242,523	(73)	0.01
Aramark	(17,482)	574,459	6,799	(0.81)
Archer-Daniels-Midland Co.	(1,383)	82,994	(487)	0.06
Armstrong World Industries, Inc.	(476)	45,444	2,126	(0.25)
Arrowhead Pharmaceuticals, Inc.	(3,055)	190,724	8,475	(1.01)
Arthur J. Gallagher & Co.	(85)	12,635	(318)	0.04
ASGN, Inc.	237	26,814	137	(0.02)
Aspen Technology, Inc.	1,988	244,126	(9,882)	1.18
Associated Banc-Corp	6,692	143,343	10,514	(1.26)
Assurant, Inc.	(912)	143,868	10,421	(1.25)
Assured Guaranty, Ltd.	(4,326)	202,500	3,021	(0.36)

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
AT&T, Inc.	(9,046)	$244,332	$3,431	(0.41)%
Atmos Energy Corporation	725	63,945	(5,800)	0.69
Autodesk, Inc.	858	244,676	(2,180)	0.26
Autoliv, Inc.	1,610	138,009	(287)	0.03
Automatic Data Processing, Inc.	763	152,539	(1,636)	0.20
Avalara, Inc.	(375)	65,539	3,406	(0.41)
AvalonBay Communities, Inc. REIT	(465)	103,063	2,024	(0.24)
Avangrid, Inc.	796	38,686	(3,507)	0.42
Avient Corporation	(2,978)	138,030	3,774	(0.45)
Avis Budget Group, Inc.	(2,115)	246,419	(53,262)	6.36
Axalta Coating Systems, Ltd.	(288)	8,407	95	(0.01)
Axis Capital Holdings, Ltd.	(3,417)	157,319	7,136	(0.85)
Axon Enterprise, Inc.	512	89,610	(3,149)	0.38
AZEK Co., Inc. (The)	(3,660)	133,700	14,086	(1.68)
Baker Hughes Co.	407	10,065	496	(0.06)
BancorpSouth Bank	6,275	186,870	4,311	(0.52)
Bank of America Corporation	(5,085)	215,858	(8,803)	1.05
Bank of Hawaii Corporation	(371)	30,485	(1,054)	0.13
Bank of New York Mellon Corporation (The)	(3,665)	189,994	3,805	(0.45)
Bank OZK	(1,115)	47,923	(2,064)	0.25
Bath & Body Works, Inc.	(4,122)	259,810	7,100	(0.85)
Baxter International, Inc.	449	36,113	(418)	0.05
Becton, Dickinson and Co.	(263)	64,651	3,766	(0.45)
Belden, Inc.	(3,359)	195,695	(1,056)	0.13
Beyond Meat, Inc.	(3,604)	379,357	29,695	(3.55)
Bill.com Holdings, Inc.	(1,072)	286,170	26,655	(3.18)
Biogen, Inc.	(58)	16,413	995	(0.12)
Bio-Rad Laboratories, Inc. Class A	89	66,390	(5,779)	0.69
BJ's Wholesale Club Holdings, Inc.	(797)	43,771	2,437	(0.29)
Black Hills Corporation	(1,714)	107,571	10,589	(1.27)
Black Knight, Inc.	(603)	43,416	1,940	(0.23)
Blackbaud, Inc.	(1,928)	135,635	(5,827)	0.70
BlackRock, Inc.	(53)	44,449	4,204	(0.50)
Boeing Co. (The)	(3,279)	721,183	(19,697)	2.35
BOK Financial Corporation	3,182	284,948	17,790	(2.13)
Booking Holdings, Inc.	(120)	284,864	(6,633)	0.79
Booz Allen Hamilton Holding Corporation	2,454	194,725	(7,384)	0.88
BorgWarner, Inc.	(5,524)	238,692	(4,210)	0.50
Boston Properties, Inc. REIT	(350)	37,922	723	(0.09)
Boston Scientific Corporation	(5,050)	219,120	10,193	(1.22)
Bright Horizons Family Solutions, Inc.	(1,644)	229,206	3,987	(0.48)
Brighthouse Financial, Inc.	(1,425)	64,453	2,848	(0.34)
Brink's Co. (The)	(273)	17,281	2,849	(0.34)
Brixmor Property Group, Inc. REIT	(6,370)	140,841	6,110	(0.73)
Broadcom, Inc.	199	96,501	(998)	0.12
Broadridge Financial Solutions, Inc.	(272)	45,326	938	(0.11)
Brookfield Asset Management, Inc. Class A	(366)	19,585	878	(0.11)
Brookfield Property Preferred LP	(263)	6,433	187	(0.02)
Brooks Automation, Inc.	(1,999)	204,598	(12,879)	1.54
Bruker Corporation	347	27,101	(4,258)	0.51
Brunswick Corporation	4,613	439,481	(4,684)	0.56
Builders FirstSource, Inc.	(3,595)	186,005	9,448	(1.13)
Bunge, Ltd.	(2,824)	229,648	(16,019)	1.91
Burlington Stores, Inc.	(259)	73,445	2,745	(0.33)
BWX Technologies, Inc.	(226)	12,172	578	(0.07)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
C.H. Robinson Worldwide, Inc.	(5,143)	$447,441	$(996)	0.12%
Cable One, Inc.	(88)	159,555	15,216	(1.82)
Cabot Oil & Gas Corporation	20,112	437,637	64,921	(7.76)
CACI International, Inc. Class A	674	176,655	2,448	(0.29)
Cadence Design Systems, Inc.	1,871	283,344	(27,107)	3.24
Callaway Golf Co.	(7,049)	194,764	5,069	(0.61)
Camden Property Trust REIT	695	102,492	(1,554)	0.19
Campbell Soup Co.	2,016	84,289	(2,005)	0.24
Capital One Financial Corporation	3,565	577,423	22,007	(2.63)
Capri Holdings, Ltd.	(3,256)	157,623	24,349	(2.91)
Cardinal Health, Inc.	(4,106)	203,083	13,711	(1.64)
Carlisle Cos., Inc.	(1,130)	224,633	3,066	(0.37)
CarMax, Inc.	(1,458)	186,566	7,677	(0.92)
Carnival Corporation	(12,522)	313,175	(19,975)	2.39
Carrier Global Corporation	(498)	25,776	2,474	(0.30)
Carter's, Inc.	145	14,100	(439)	0.05
Carvana Co.	(564)	170,069	15,279	(1.83)
Catalent, Inc.	(2,202)	293,020	17,518	(2.09)
Caterpillar, Inc.	223	42,809	(1,082)	0.13
Cathay General Bancorp	4,488	185,758	6,084	(0.73)
Cboe Global Markets, Inc.	817	101,194	86	(0.01)
CBRE Group, Inc. Class A	(357)	34,758	277	(0.03)
CDK Global, Inc.	(1,931)	82,164	(794)	0.09
Centene Corporation	(2,127)	132,533	(627)	0.07
CenterPoint Energy, Inc.	(14,794)	363,932	28,983	(3.46)
Ceridian HCM Holding, Inc.	(2,940)	331,103	(805)	0.10
Cerner Corporation	11,514	811,967	(49,719)	5.94
CF Industries Holdings, Inc.	(8,440)	471,121	(87,957)	10.51
ChampionX Corporation	3,653	81,681	649	(0.08)
ChargePoint Holdings, Inc.	2,953	59,030	(5,559)	0.66
Charles River Laboratories International, Inc.	(431)	177,861	13,066	(1.56)
Charles Schwab Corporation (The)	(9,840)	716,746	(5,042)	0.60
Charter Communications, Inc. Class A	248	180,435	(14,368)	1.72
Chegg, Inc.	(2,164)	147,195	25,551	(3.05)
Chemed Corporation	946	440,004	(12,716)	1.52
Chemours Co. (The)	(3,830)	111,300	9,766	(1.17)
Cheniere Energy, Inc.	(764)	74,620	(5,987)	0.72
Chevron Corporation	603	61,174	3,280	(0.39)
Chipotle Mexican Grill, Inc.	(40)	72,701	3,685	(0.44)
Choice Hotels International, Inc.	540	68,240	3,609	(0.43)
Cigna Corporation	1,532	306,645	(19,630)	2.35
Cimarex Energy Co.	250	21,800	3,273	(0.39)
Cinemark Holdings, Inc.	(9,961)	191,351	(15,688)	1.87
Cintas Corporation	612	232,964	(12,696)	1.52
Cirrus Logic, Inc.	2,276	187,429	(9,945)	1.19
Citigroup, Inc.	(5,905)	414,413	2,367	(0.28)
Citizens Financial Group, Inc.	(6,446)	302,833	(21,950)	2.62
Citrix Systems, Inc.	(1,047)	112,416	581	(0.07)
Clarivate PLC	(12,873)	281,919	49,843	(5.96)
Clean Harbors, Inc.	(489)	50,792	(1,610)	0.19
Cleveland-Cliffs, Inc.	(9,484)	187,878	33,471	(4.00)
Cloudflare, Inc. Class A	(958)	107,919	14,692	(1.76)
CMC Materials, Inc.	(1,712)	210,970	15,897	(1.90)
CME Group, Inc.	539	104,232	970	(0.12)
CMS Energy Corporation	7,251	433,102	(34,203)	4.09

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
CNX Resources Corporation	(3,244)	$40,939	$(2,531)	0.30%
Coca-Cola Co. (The)	2,891	151,691	(6,419)	0.77
Cognizant Technology Solutions Corporation Class A	2,708	200,961	(6,170)	0.74
Colfax Corporation	(2,849)	130,769	2,930	(0.35)
Columbia Sportswear Co.	1,946	186,505	(9,007)	1.08
Comcast Corporation Class A	(1,164)	65,103	4,223	(0.50)
Comerica, Inc.	(3,453)	277,967	(22,977)	2.74
Commerce Bancshares, Inc.	2,083	145,143	2,247	(0.27)
Commercial Metals Co.	(1,834)	55,864	1,117	(0.13)
CommScope Holding Co., Inc.	(10,944)	148,729	12,244	(1.46)
CommVault Systems, Inc.	1,644	123,810	(5,308)	0.63
Compass Minerals International, Inc.	(3,555)	228,942	2,681	(0.32)
Conagra Brands, Inc.	9,099	308,183	5,882	(0.70)
Concentrix Corporation	784	138,768	2,274	(0.27)
Consolidated Edison, Inc.	(2,293)	166,449	5,780	(0.69)
Copart, Inc.	854	118,467	(2,891)	0.35
CoreSite Realty Corporation REIT	(530)	73,426	5,520	(0.66)
Corning, Inc.	(2,033)	74,184	3,793	(0.45)
Corporate Office Properties Trust REIT	5,270	142,185	(4,258)	0.51
CoStar Group, Inc.	768	66,094	(2,795)	0.33
Coty, Inc. Class A	(23,276)	182,949	13,715	(1.64)
Coupa Software, Inc.	(1,358)	297,646	48,714	(5.82)
Cousins Properties, Inc. REIT	571	21,293	(316)	0.04
Cracker Barrel Old Country Store, Inc.	1,174	164,172	(2,755)	0.33
Crane Co.	(526)	49,870	(159)	0.02
Credit Acceptance Corporation	231	135,204	(6,183)	0.74
Cree, Inc.	(3,871)	312,506	18,183	(2.17)
Crocs, Inc.	528	75,757	1,021	(0.12)
Crowdstrike Holdings, Inc. Class A	(36)	8,848	697	(0.08)
Crown Castle International Corporation REIT	1,271	220,290	(19,594)	2.34
Crown Holdings, Inc.	(5,297)	533,832	29,962	(3.58)
CSX Corporation	4,348	129,310	(7,015)	0.84
CubeSmart REIT	1,055	51,115	(4,743)	0.57
Cullen/Frost Bankers, Inc.	(251)	29,774	(1,825)	0.22
Cummins, Inc.	626	140,575	(3,763)	0.45
Curtiss-Wright Corporation	1,488	187,756	15,724	(1.88)
CVS Health Corporation	(5,920)	502,371	3,239	(0.39)
CyrusOne, Inc. REIT	1,946	150,640	237	(0.03)
D.R. Horton, Inc.	636	53,405	(3,994)	0.48
Dana, Inc.	(1,754)	39,009	(1,931)	0.23
Danaher Corporation	151	45,970	(3,589)	0.43
Darden Restaurants, Inc.	1,703	257,953	5,575	(0.67)
Darling Ingredients, Inc.	1,722	123,812	2,294	(0.27)
Datadog, Inc. Class A	(169)	23,888	(77)	0.01
DaVita, Inc.	(100)	11,626	1,018	(0.12)
Deckers Outdoor Corporation	838	301,848	(39,063)	4.67
Deere & Co.	36	12,063	(1,035)	0.12
Delta Air Lines, Inc.	(6,212)	264,693	(9,451)	1.13
DENTSPLY SIRONA, Inc.	(1,887)	109,540	8,112	(0.97)
Devon Energy Corporation	302	10,724	2,279	(0.27)
DexCom, Inc.	(232)	126,872	1,341	(0.16)
Digital Realty Trust, Inc. REIT	240	34,668	(3,227)	0.39
Discover Financial Services	(66)	8,108	(169)	0.02
Discovery, Inc. Class A	(9,039)	229,410	9,889	(1.18)
DISH Network Corporation Class A	(6,169)	268,105	2,030	(0.24)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
DocuSign, Inc.	762	$196,162	$(18,220)	2.18%
Dolby Laboratories, Inc. Class A	2,998	263,824	(19,100)	2.28
Dollar General Corporation	(935)	198,351	7,473	(0.89)
Dollar Tree, Inc.	(1,321)	126,446	(5,975)	0.71
Dominion Energy, Inc.	466	34,027	(2,078)	0.25
Domino’s Pizza, Inc.	1,054	502,716	(41,334)	4.94
Donaldson Co., Inc.	4,902	281,424	(15,375)	1.84
Douglas Emmett, Inc. REIT	969	30,630	(836)	0.10
Dow, Inc.	(5,446)	313,472	14,802	(1.77)
Dropbox, Inc. Class A	3,160	92,335	(9,112)	1.09
DTE Energy Co.	611	68,255	(4,917)	0.59
Duke Energy Corporation	2,421	236,265	(14,071)	1.68
Duke Realty Corporation REIT	520	24,892	(1,828)	0.22
Dun & Bradstreet Holdings, Inc.	(9,127)	153,425	12,772	(1.53)
DuPont de Nemours, Inc.	(4,959)	337,162	9,960	(1.19)
DXC Technology Co.	(7,877)	264,746	14,599	(1.74)
Dynatrace, Inc.	(1,392)	98,790	(463)	0.06
Eagle Materials, Inc.	(1,883)	246,974	23,416	(2.80)
EastGroup Properties, Inc. REIT	1,741	290,103	(15,511)	1.85
Eaton Corporation PLC	(1,829)	273,088	22,341	(2.67)
eBay, Inc.	(685)	47,724	2,283	(0.27)
Edwards Lifesciences Corporation	1,282	145,135	(11,388)	1.36
Elanco Animal Health, Inc.	(10,939)	348,845	18,037	(2.16)
Elastic NV	(320)	47,677	5,461	(0.65)
Electronic Arts, Inc.	774	110,101	73	(0.01)
Eli Lilly and Co.	547	126,384	(4,910)	0.59
EMCOR Group, Inc.	3,189	367,947	(8,895)	1.06
Emergent BioSolutions, Inc.	(157)	7,861	398	(0.05)
Emerson Electric Co.	1,988	187,270	(11,711)	1.40
Encompass Health Corporation	(5,653)	424,201	26,400	(3.15)
Energizer Holdings, Inc.	(5,277)	206,067	(2,008)	0.24
EnerSys, Inc.	(158)	11,762	875	(0.10)
Enphase Energy, Inc.	(1,282)	192,262	14,595	(1.74)
Entegris, Inc.	(1,306)	164,425	(8,089)	0.97
Entergy Corporation	(116)	11,520	1,109	(0.13)
Envestnet, Inc.	(2,455)	196,989	(6,414)	0.77
Envista Holdings Corporation	(3,590)	150,098	5,452	(0.65)
EOG Resources, Inc.	4,570	366,834	59,011	(7.05)
EPAM Systems, Inc.	274	156,312	(15,475)	1.85
EPR Properties REIT	(4,577)	226,012	(3,027)	0.36
EQT Corporation	(15,818)	323,636	(8,648)	1.03
Equifax, Inc.	(917)	232,386	20,177	(2.41)
Equinix, Inc. REIT	(257)	203,063	15,820	(1.89)
Equitable Holdings, Inc.	(2,713)	80,413	2,358	(0.28)
Equity Residential REIT	(859)	69,510	1,330	(0.16)
Essent Group, Ltd.	(1,478)	65,047	3,087	(0.37)
Essential Utilities, Inc.	(2,088)	96,215	8,432	(1.01)
Essex Property Trust, Inc. REIT	871	278,494	(5,666)	0.68
Euronet Worldwide, Inc.	(1,892)	240,814	7,427	(0.89)
Everbridge, Inc.	(1,711)	258,429	15,869	(1.90)
Evercore, Inc. Class A	1,086	145,166	(5,099)	0.61
Everest Re Group, Ltd.	(985)	247,018	7,436	(0.89)
Evergy, Inc.	1,222	76,008	(6,675)	0.80
Eversource Energy	(624)	51,018	4,647	(0.56)
Exact Sciences Corporation	(3,149)	300,572	32,739	(3.91)

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Exelixis, Inc.	7,937	$167,788	$12,682	(1.52)%
Exelon Corporation	(6,042)	292,070	11,409	(1.36)
Expedia Group, Inc.	(482)	79,000	(8,273)	0.99
Expeditors International of Washington, Inc.	945	112,578	(4,095)	0.49
Extra Space Storage, Inc. REIT	1,442	242,242	(25,841)	3.09
Exxon Mobil Corporation	(3,785)	222,634	(17,910)	2.14
Facebook, Inc. Class A	3,678	1,248,276	(128,383)	15.34
FactSet Research Systems, Inc.	395	155,938	4,799	(0.57)
Fair Isaac Corporation	736	292,876	(46,891)	5.60
Fastenal Co.	7,346	379,127	(13,265)	1.58
Fastly, Inc. Class A	(2,307)	93,295	10,295	(1.23)
Federal Realty Investment Trust REIT	(2,514)	296,627	3,140	(0.38)
Federated Hermes, Inc.	2,779	90,317	1,519	(0.18)
FedEx Corporation	(630)	138,153	24,678	(2.95)
Fidelity National Information Services, Inc.	(1,513)	184,102	7,093	(0.85)
Fifth Third Bancorp	(8,038)	341,133	(31,679)	3.78
FireEye, Inc.	(11,361)	202,226	7,615	(0.91)
First Citizens BancShares, Inc. Class A	151	127,319	(5,209)	0.62
First Financial Bankshares, Inc.	2,130	97,873	3,376	(0.40)
First Hawaiian, Inc.	2,571	75,459	6,574	(0.79)
First Horizon Corporation	(11,538)	187,954	(10,514)	1.26
First Industrial Realty Trust, Inc. REIT	1,289	67,131	(2,624)	0.31
First Republic Bank	(827)	159,512	3,791	(0.45)
First Solar, Inc.	(511)	48,780	(599)	0.07
FirstCash, Inc.	2,403	210,262	(215)	0.03
FirstEnergy Corporation	(1,527)	54,392	4,197	(0.50)
Fiserv, Inc.	(1,956)	212,226	12,726	(1.52)
Five Below, Inc.	(699)	123,590	5,161	(0.62)
FleetCor Technologies, Inc.	112	29,262	(376)	0.04
Floor & Decor Holdings, Inc. Class A	(212)	25,607	803	(0.10)
Flowers Foods, Inc.	14,443	341,288	5,018	(0.60)
Flowserve Corporation	(2,346)	81,336	3,776	(0.45)
Fluor Corporation	(15,814)	252,550	1,712	(0.20)
FNB Corporation	(2,250)	26,145	(1,261)	0.15
Ford Motor Co.	5,844	82,751	8,174	(0.98)
Fortinet, Inc.	28	8,177	(513)	0.06
Fortive Corporation	(7,984)	563,431	41,010	(4.90)
Fortune Brands Home & Security, Inc.	(1,579)	141,194	9,595	(1.15)
Fox Corporation Class A	836	33,532	3,132	(0.37)
Fox Factory Holding Corporation	(543)	78,485	3,587	(0.43)
Franklin Resources, Inc.	(4,330)	128,688	5,885	(0.70)
Freshpet, Inc.	(1,463)	208,755	(16,333)	1.95
Frontdoor, Inc.	3,232	135,421	(13,946)	1.67
FTI Consulting, Inc.	752	101,294	(1,996)	0.24
GameStop Corporation Class A	(257)	45,096	3,130	(0.37)
Gap, Inc. (The)	(19,082)	433,161	35,124	(4.20)
Garmin, Ltd.	2,173	337,815	(36,938)	4.41
Gartner, Inc.	781	237,330	(9,391)	1.12
Gates Industrial Corporation PLC	(557)	9,062	384	(0.05)
GATX Corporation	(3,180)	284,801	(3,930)	0.47
Generac Holdings, Inc.	606	247,654	(28,251)	3.38
General Electric Co.	(9,823)	1,012,064	933	(0.11)
General Mills, Inc.	2,200	131,604	3,000	(0.36)
Gentex Corporation	20,461	674,804	36,351	(4.34)
Gilead Sciences, Inc.	1,064	74,320	(61)	0.01

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Glacier Bancorp, Inc.	1,728	$95,645	$7,075	(0.85)%
Global Payments, Inc.	127	20,013	(1,112)	0.13
Globus Medical, Inc. Class A	137	10,497	(900)	0.11
GoDaddy, Inc. Class A	1,091	76,043	(6,162)	0.74
Graco, Inc.	4,372	305,909	(31,734)	3.79
Graham Holdings Co. Class B	56	32,993	(482)	0.06
Grand Canyon Education, Inc.	3,417	300,559	(6,218)	0.74
Graphic Packaging Holding Co.	(8,429)	160,488	7,966	(0.95)
Greif, Inc. Class A	(949)	61,305	588	(0.07)
Grocery Outlet Holding Corporation	(11,726)	252,930	36,194	(4.32)
Guardant Health, Inc.	(1,735)	216,892	10,125	(1.21)
Guidewire Software, Inc.	(1,681)	199,820	5,372	(0.64)
H&R Block, Inc.	5,583	139,575	152	(0.02)
Haemonetics Corporation	(4,956)	349,844	(24,444)	2.92
Halliburton Co.	(3,116)	67,368	(6,620)	0.79
Hancock Whitney Corporation	(2,771)	130,570	(8,345)	1.00
Hanesbrands, Inc.	(5,197)	89,181	8,624	(1.03)
Harley-Davidson, Inc.	(2,148)	78,638	1,745	(0.21)
Hartford Financial Services Group, Inc. (The)	(1,950)	136,988	(3,937)	0.47
Hasbro, Inc.	(3,409)	304,151	30,056	(3.59)
Hawaiian Electric Industries, Inc.	3,478	142,007	(6,624)	0.79
HCA Healthcare, Inc.	(994)	241,264	14,947	(1.79)
Healthcare Realty Trust, Inc. REIT	7,793	232,076	(3,299)	0.39
Healthcare Services Group, Inc.	8,659	216,388	(12,678)	1.51
Healthcare Trust of America, Inc. Class A REIT	11,971	355,060	(8,539)	1.02
HealthEquity, Inc.	(1,894)	122,655	2,288	(0.27)
Healthpeak Properties, Inc. REIT	(2,973)	99,536	6,329	(0.76)
HEICO Corporation	1,409	185,805	7,233	(0.86)
Helen of Troy, Ltd.	768	172,554	(4,704)	0.56
Henry Schein, Inc.	3,004	228,785	(4,862)	0.58
Herman Miller, Inc.	2,097	78,973	(4,460)	0.53
Hershey Co. (The)	2,997	507,242	(15,759)	1.88
Hess Corporation	(2,981)	232,846	(29,165)	3.48
Hewlett Packard Enterprise Co.	(14,924)	212,667	3,842	(0.46)
Hexcel Corporation	(2,208)	131,133	(11,331)	1.35
Highwoods Properties, Inc. REIT	5,802	254,476	(5,888)	0.70
Hilton Worldwide Holdings, Inc.	(168)	22,194	(606)	0.07
HollyFrontier Corporation	(713)	23,622	(1,304)	0.16
Hologic, Inc.	2,869	211,761	(17,641)	2.11
Home BancShares, Inc.	5,267	123,933	10,680	(1.28)
Honeywell International, Inc.	(941)	199,755	10,015	(1.20)
Horizon Pharma PLC	(1,336)	146,345	(2,837)	0.34
Hormel Foods Corporation	(4,601)	188,641	5,515	(0.66)
Host Hotels & Resorts, Inc. REIT	(6,124)	100,005	(1,473)	0.18
Howard Hughes Corporation (The)	(229)	20,108	439	(0.05)
Howmet Aerospace, Inc.	(1,985)	61,932	931	(0.11)
Hubbell, Inc.	(541)	97,742	6,991	(0.84)
HubSpot, Inc.	49	33,128	(288)	0.03
Hudson Pacific Properties, Inc. REIT	11,447	300,713	(4,956)	0.59
Huntington Bancshares, Inc.	(28,767)	444,738	(7,516)	0.90
Huntington Ingalls Industries, Inc.	622	120,083	(3,913)	0.47
Hyatt Hotels Corporation Class A	(2,475)	190,823	(12,282)	1.47
IAA, Inc.	(1,767)	96,425	(2,883)	0.34
IAC/InterActiveCorp	(1,413)	184,100	1,509	(0.18)
ICU Medical, Inc.	842	196,506	(15,937)	1.90

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
IDACORP, Inc.	3,302	$341,361	$(13,114)	1.57%
IDEX Corporation	(125)	25,869	1,348	(0.16)
IDEXX Laboratories, Inc.	557	346,398	(30,492)	3.64
II-VI, Inc.	(2,378)	141,158	6,364	(0.76)
Illinois ToolWorks, Inc.	1,232	254,568	(13,433)	1.60
Illumina, Inc.	(106)	42,995	5,684	(0.68)
Incyte Corporation	5,169	355,524	(20,252)	2.42
Ingersoll-Rand, Inc.	(6,727)	339,108	23,398	(2.80)
Ingredion, Inc.	(2,413)	214,781	(6,594)	0.79
Insperity, Inc.	738	81,726	2,641	(0.32)
Insulet Corporation	(626)	177,928	11,287	(1.35)
Integra LifeSciences Holdings Corporation	(641)	43,896	3,062	(0.37)
Intel Corporation	2,362	125,847	(297)	0.04
Intercontinental Exchange, Inc.	639	73,370	(2,967)	0.35
International Bancshares Corporation	1,453	60,503	999	(0.12)
International Business Machines Corporation	1,952	271,191	2,294	(0.27)
International Flavors & Fragrances, Inc.	(2,900)	387,788	47,349	(5.66)
International Paper Co.	(8,854)	495,116	18,688	(2.23)
Interpublic Group of Cos., Inc. (The)	894	32,783	104	(0.01)
Intuit, Inc.	472	254,649	(13,358)	1.60
Invesco, Ltd.	(9,389)	226,369	6,283	(0.75)
Invitation Homes, Inc. REIT	3,248	124,496	(9,011)	1.08
Ionis Pharmaceuticals, Inc.	(6,324)	212,107	17,195	(2.05)
Iovance Biotherapeutics, Inc.	(7,682)	189,438	(4,746)	0.57
IQVIA Holdings, Inc.	(1,440)	344,938	31,293	(3.74)
Iridium Communications, Inc.	(1,299)	51,765	6,624	(0.79)
Iron Mountain, Inc. REIT	(2,574)	111,840	8,651	(1.03)
ITT, Inc.	3,232	277,435	(13,154)	1.57
J.M. Smucker Co. (The)	1,713	205,611	(1,307)	0.16
J2 Global, Inc.	(288)	39,347	494	(0.06)
Jabil, Inc.	(4,317)	251,983	15,662	(1.87)
Jack Henry & Associates, Inc.	1,934	317,292	(13,022)	1.56
Jack in the Box, Inc.	678	65,990	(3,065)	0.37
Jacobs Engineering Group, Inc.	(1,400)	185,542	4,222	(0.50)
Jazz Pharmaceuticals PLC	(1,317)	171,487	5,685	(0.68)
JBG SMITH Properties REIT	2,046	60,582	(661)	0.08
Jefferies Financial Group, Inc.	7,742	287,460	2,524	(0.30)
JetBlue Airways Corporation	(14,845)	226,980	141	(0.02)
John Wiley & Sons, Inc. Class A	(231)	12,061	1,212	(0.15)
Jones Lang LaSalle, Inc.	(956)	237,174	(5,992)	0.72
JPMorgan Chase & Co.	(2,658)	435,088	(11,975)	1.43
Juniper Networks, Inc.	(8,998)	247,625	3,181	(0.38)
KAR Auction Services, Inc.	(20,046)	328,554	(5,185)	0.62
KB Home	(1,440)	56,045	4,102	(0.49)
KBR, Inc.	(967)	38,100	(137)	0.02
Kellogg Co.	3,900	249,288	5,823	(0.70)
Kennametal, Inc.	(4,482)	153,419	8,914	(1.07)
KeyCorp	(10,409)	225,043	(13,071)	1.56
Kilroy Realty Corporation REIT	5,333	353,098	7,268	(0.87)
Kimberly-Clark Corporation	(1,194)	158,133	6,392	(0.76)
Kimco Realty Corporation REIT	(9,072)	188,244	4,618	(0.55)
Kinder Morgan, Inc.	22,444	375,488	16,794	(2.01)
Kirby Corporation	(2,473)	118,605	10,185	(1.22)
KLA Corporation	121	40,476	(1,616)	0.19
Knight-Swift Transportation Holdings	5,925	303,064	(863)	0.10

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Kraft Heinz Co. (The)	(8,613)	$317,131	$(2,249)	0.27%
L3Harris Technologies, Inc.	(201)	44,268	2,167	(0.26)
Laboratory Corporation of America Holdings	603	169,708	(13,117)	1.57
Lam Research Corporation	201	114,399	(4,628)	0.55
Lamar Advertising Co. Class A REIT	178	20,194	468	(0.06)
Lamb Weston Holdings, Inc.	(2,938)	180,305	(359)	0.04
Lancaster Colony Corporation	992	167,460	(3,423)	0.41
Landstar System, Inc.	1,111	175,338	(3,819)	0.46
Lattice Semiconductor Corporation	404	26,119	1,056	(0.13)
Lear Corporation	1,885	294,965	533	(0.06)
Leggett & Platt, Inc.	(2,732)	122,503	5,129	(0.61)
Leidos Holdings, Inc.	(1,079)	103,724	2,497	(0.30)
LendingTree, Inc.	(1,541)	215,478	32,075	(3.83)
Lennar Corporation Class A	316	29,603	(2,026)	0.24
Lennox International, Inc.	1,132	333,000	(34,747)	4.15
LHC Group, Inc.	71	11,141	(1,590)	0.19
Liberty Broadband Corporation Class C	(100)	17,270	1,142	(0.14)
Liberty Media Corporation-Liberty SiriusXM Class C	(3,498)	166,050	2,093	(0.25)
Ligand Pharmaceuticals, Inc.	(1,667)	232,246	(5,575)	0.67
Lincoln Electric Holdings, Inc.	1,395	179,662	(6,870)	0.82
Lincoln National Corporation	(2,363)	162,456	(5,440)	0.65
Linde PLC	(77)	22,590	1,405	(0.17)
Lithia Motors, Inc. Class A	(50)	15,852	753	(0.09)
Littelfuse, Inc.	(395)	107,942	48	(0.01)
LivaNova PLC	(2,826)	223,791	14,376	(1.72)
Live Nation Entertainment, Inc.	(3,511)	319,957	(16,687)	1.99
LiveRamp Holdings, Inc.	255	12,044	(710)	0.08
Lockheed Martin Corporation	1,415	488,316	(1,794)	0.21
Loews Corporation	(14,389)	775,999	9,327	(1.11)
LPL Financial Holdings, Inc.	(3,429)	537,530	(36,227)	4.33
Lululemon Athletica, Inc.	603	244,034	(9,682)	1.16
Lumentum Holdings, Inc.	(1,262)	105,427	6,533	(0.78)
Lyft, Inc. Class A	(3,691)	197,801	(11,374)	1.36
LyondellBasell Industries NV Class A	(579)	54,339	(1,310)	0.16
M&T Bank Corporation	246	36,738	3,165	(0.38)
Macerich Co. (The) REIT	(12,542)	209,577	6,891	(0.82)
Madison Square Garden Sports Corporation	(1,016)	188,925	(9,739)	1.16
Manhattan Associates, Inc.	1,463	223,883	(12,798)	1.53
ManpowerGroup, Inc.	156	16,892	(1,805)	0.22
Marathon Oil Corporation	19,020	260,003	44,103	(5.27)
Marathon Petroleum Corporation	(3,941)	243,593	(16,653)	1.99
MarketAxess Holdings, Inc.	224	94,235	(5,149)	0.61
Marriott Vacations Worldwide Corporation	564	88,734	4,193	(0.50)
Marsh & McLennan Cos., Inc.	(681)	103,124	6,030	(0.72)
Marvell Technology, Inc.	(10,928)	659,068	10,250	(1.22)
Masco Corporation	4,610	256,086	(17,963)	2.15
Masimo Corporation	739	200,055	(1,448)	0.17
MasTec, Inc.	733	63,243	(3,005)	0.36
Mastercard, Inc. Class A	(234)	81,357	870	(0.10)
Mattel, Inc.	(1,088)	20,193	1,947	(0.23)
McCormick & Co., Inc. (Non-Voting Shares)	(1,583)	128,270	9,066	(1.08)
McDonald’s Corporation	1,289	310,791	4,852	(0.58)
MDU Resources Group, Inc.	6,161	182,797	(8,569)	1.02
Medical Properties Trust, Inc. REIT	(2,150)	43,150	2,601	(0.31)
Medpace Holdings, Inc.	(408)	77,226	1,593	(0.19)

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Medtronic PLC	359	$45,001	$(1,753)	0.21%
MercadoLibre, Inc.	(55)	92,367	10,926	(1.31)
Mercury Systems, Inc.	3,601	170,759	(1,855)	0.22
MetLife, Inc.	(3,362)	207,536	(3,973)	0.47
Mettler-Toledo International, Inc.	224	308,529	(46,505)	5.56
MGIC Investment Corporation	(7,558)	113,068	2,188	(0.26)
Microchip Technology, Inc.	(1,480)	227,165	3,663	(0.44)
Micron Technology, Inc.	(2,343)	166,306	4,194	(0.50)
Microsoft Corporation	4,347	1,225,506	(67,039)	8.01
Mid-America Apartment Communities, Inc. REIT	(48)	8,964	245	(0.03)
Middleby Corporation (The)	(822)	140,159	4,187	(0.50)
Minerals Technologies, Inc.	(197)	13,758	1,274	(0.15)
Mirati Therapeutics, Inc.	(1,786)	315,961	(18,995)	2.27
MKS Instruments, Inc.	(131)	19,769	(315)	0.04
Moderna, Inc.	45	17,319	(2,877)	0.34
Mohawk Industries, Inc.	(1,487)	263,794	19,232	(2.30)
Molina Healthcare, Inc.	1,116	302,782	14,030	(1.68)
Mondelez International, Inc. Class A	2,565	149,232	(5,352)	0.64
MongoDB, Inc.	(58)	27,348	2,111	(0.25)
Monolithic Power Systems, Inc.	287	139,103	(891)	0.11
Monster Beverage Corporation	3,715	330,003	(27,976)	3.34
Moody’s Corporation	121	42,968	(2,725)	0.33
Morgan Stanley	5,773	561,771	(37,763)	4.51
Morningstar, Inc.	642	166,297	(14,420)	1.72
MSC Industrial Direct Co., Inc. Class A	(272)	21,812	304	(0.04)
MSCI, Inc.	188	114,368	(8,416)	1.01
Murphy Oil Corporation	(9,834)	245,555	(41,878)	5.00
Nasdaq, Inc.	721	139,167	(3,173)	0.38
Natera, Inc.	(770)	85,809	6,634	(0.79)
National Fuel Gas Co.	768	40,335	645	(0.08)
National Retail Properties, Inc. REIT	10,369	447,837	(33,026)	3.95
Navient Corporation	(5,745)	113,349	18,955	(2.26)
NCR Corporation	(8,381)	324,848	17,421	(2.08)
Nektar Therapeutics	(8,433)	151,457	(18,388)	2.20
Neogen Corporation	462	20,065	298	(0.04)
Netflix, Inc.	308	187,985	3,922	(0.47)
NetScout Systems, Inc.	(958)	25,818	(30)	0.00
Neurocrine Biosciences, Inc.	2,480	237,857	3,595	(0.43)
New Fortress Energy, Inc.	(6,940)	192,585	7,589	(0.91)
New Jersey Resources Corporation	510	17,753	(847)	0.10
New Relic, Inc.	(3,218)	230,956	22,936	(2.74)
New York Community Bancorp, Inc.	768	9,884	383	(0.05)
New York Times Co. (The) Class A	5,535	272,709	(6,229)	0.74
Newell Brands, Inc.	(14,955)	331,104	48,595	(5.81)
News Corporation Class A	(11,735)	276,125	(17,384)	2.08
Nexstar Media Group, Inc. Class A	2,106	320,028	16,815	(2.01)
NextEra Energy, Inc.	(4,584)	359,936	31,145	(3.72)
Nielsen Holdings PLC	(5,386)	103,357	5,867	(0.70)
NIKE, Inc. Class B	984	142,906	(17,567)	2.10
Nordson Corporation	2,536	603,948	(13,124)	1.57
Nordstrom, Inc.	(4,101)	108,471	2,826	(0.34)
Norfolk Southern Corporation	(636)	152,163	5,318	(0.64)
Northern Trust Corporation	(3,818)	411,619	23,154	(2.77)
Northrop Grumman Corporation	798	287,400	3,911	(0.47)
NorthWestern Corporation	(608)	34,838	3,988	(0.48)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
NortonLifeLock, Inc.	(2,866)	$72,510	$5,602	(0.67)%
Norwegian Cruise Line Holdings, Ltd.	(10,591)	282,886	(17,644)	2.11
NOV, Inc.	(13,219)	173,301	(4,391)	0.52
Novocure, Ltd.	(1,057)	122,792	22,614	(2.70)
NRG Energy, Inc.	3,453	140,986	(11,943)	1.43
Nutanix, Inc. Class A	(1,535)	57,869	8,374	(1.00)
NuVasive, Inc.	(2,867)	171,590	(2,959)	0.35
nVent Electric PLC	(2,506)	81,019	2,228	(0.27)
NVIDIA Corporation	(1,499)	310,533	21,833	(2.61)
NVR, Inc.	2	9,588	(610)	0.07
NXP Semiconductor NV	2,999	587,414	(42,137)	5.03
Occidental Petroleum Corporation	(6,745)	199,517	(23,361)	2.79
OGE Energy Corporation	(9,215)	303,726	23,395	(2.80)
Okta, Inc.	(576)	136,708	15,326	(1.83)
Old Dominion Freight Line, Inc.	2,171	620,863	(7,552)	0.90
Olin Corporation	(6,796)	327,907	(4,496)	0.54
Omega Healthcare Investors, Inc. REIT	4,090	122,536	(9,856)	1.18
Omnicom Group, Inc.	2,629	190,497	1,702	(0.20)
ON Semiconductor Corporation	(620)	28,377	(330)	0.04
ONE Gas, Inc.	(2,330)	147,652	17,073	(2.04)
OneMain Holdings, Inc.	2,740	151,604	(3,853)	0.46
ONEOK, Inc.	1,261	73,125	7,042	(0.84)
Opendoor Technologies, Inc.	(696)	14,289	(299)	0.04
Oracle Corporation	4,485	390,778	(10,852)	1.30
Organon & Co.	9,790	321,014	(17,882)	2.14
Oshkosh Corporation	751	76,880	(5,236)	0.63
Otis Worldwide Corporation	2,325	191,301	(19,088)	2.28
PACCAR, Inc.	803	63,373	(3,452)	0.41
PacWest Bancorp	(810)	36,709	(2,196)	0.26
Palo Alto Networks, Inc.	(489)	234,231	(6,120)	0.73
Papa John's International, Inc.	1,642	208,518	(2,880)	0.34
Park Hotels & Resorts, Inc. REIT	(20,647)	395,184	(6,826)	0.82
Parker-Hannifin Corporation	(53)	14,820	445	(0.05)
Patterson Cos., Inc.	3,608	108,745	(7,301)	0.87
Paychex, Inc.	877	98,619	980	(0.12)
Paylocity Holding Corporation	(194)	54,398	(2,599)	0.31
PayPal Holdings, Inc.	(266)	69,216	7,092	(0.85)
Pebblebrook Hotel Trust REIT	(12,463)	279,296	(7,210)	0.86
Pegasystems, Inc.	(315)	40,036	2,999	(0.36)
Peloton Interactive, Inc. Class A	(1,920)	167,136	35,841	(4.28)
Penske Automotive Group, Inc.	(307)	30,884	(3,415)	0.41
Pentair PLC	2,873	208,666	(10,280)	1.23
Penumbra, Inc.	(43)	11,459	214	(0.03)
PerkinElmer, Inc.	757	131,181	(10,280)	1.23
PG&E Corporation	(34,422)	330,451	(8,005)	0.96
Phillips 66	(3,318)	232,360	(10,750)	1.28
Physicians Realty Trust REIT	16,213	285,673	(13,976)	1.67
Pinnacle Financial Partners, Inc.	(92)	8,655	(86)	0.01
Pinnacle West Capital Corporation	2,490	180,176	(7,939)	0.95
Pinterest, Inc. Class A	2,133	108,676	(8,907)	1.06
Planet Fitness, Inc. Class A	(2,280)	179,094	313	(0.04)
Plug Power, Inc.	(6,246)	159,523	(1,754)	0.21
PNC Financial Services Group, Inc. (The)	(1,065)	208,357	(3,585)	0.43
Polaris, Inc.	1,100	131,626	3,033	(0.36)
Post Holdings, Inc.	(2,287)	251,936	(4,582)	0.55

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
PotlatchDeltic Corporation REIT	5,796	$298,958	$3,445	(0.41)%
Premier, Inc. Class A	(841)	32,597	49	(0.01)
Principal Financial Group, Inc.	(3,101)	199,704	710	(0.09)
PROG Holdings, Inc.	370	15,544	(1,084)	0.13
Prologis, Inc. REIT	(813)	101,975	7,040	(0.84)
Prosperity Bancshares, Inc.	4,403	313,185	16,303	(1.95)
PS Business Parks, Inc. REIT	4,237	664,107	(2,022)	0.24
PTC, Inc.	(611)	73,192	4,641	(0.55)
Public Storage REIT	1,512	449,215	(30,702)	3.67
PulteGroup, Inc.	2,381	109,336	(5,710)	0.68
PVH Corporation	(1,545)	158,811	12,339	(1.47)
Qorvo, Inc.	478	79,917	(5,635)	0.67
QUALCOMM, Inc.	2,348	302,845	(28,024)	3.35
Qualys, Inc.	2,086	232,151	(12,438)	1.49
Quanta Services, Inc.	1,674	190,535	(1,059)	0.13
QuantumScape Corporation	(6,714)	164,762	(21,154)	2.53
Quest Diagnostics, Inc.	2,477	359,933	(29,865)	3.57
Quidel Corporation	986	139,174	54	(0.01)
Qurate Retail, Inc. Class A	(12,136)	123,666	3,515	(0.42)
R1 RCM, Inc.	(4,389)	96,602	(8,522)	1.02
Ralph Lauren Corporation	(1,496)	166,116	3,038	(0.36)
Raymond James Financial, Inc.	1,446	133,437	892	(0.11)
Rayonier, Inc. REIT	2,546	90,841	(2,072)	0.25
Raytheon Technologies Corporation	(2,244)	192,894	(5,167)	0.62
Realty Income Corporation REIT	2,326	150,864	(10,109)	1.21
Regal Beloit Corporation	2,062	310,001	18,236	(2.18)
Regency Centers Corporation REIT	1,840	123,887	(888)	0.11
Regeneron Pharmaceuticals, Inc.	185	111,958	(7,585)	0.91
Regions Financial Corporation	(2,709)	57,729	(3,337)	0.40
Reinsurance Group of America, Inc.	(1,084)	120,606	6,207	(0.74)
Repligen Corporation	(428)	123,688	2,427	(0.29)
Republic Services, Inc.	933	112,016	(3,250)	0.39
ResMed, Inc.	159	41,904	(2,846)	0.34
RH	(101)	67,358	5,865	(0.70)
RingCentral, Inc. Class A	(845)	183,787	12,407	(1.48)
RLI Corporation	(892)	89,441	4,770	(0.57)
Robert Half International, Inc.	4,625	464,026	(12,169)	1.45
Rockwell Automation, Inc.	876	257,579	(18,417)	2.20
Roku, Inc.	51	15,981	(1,282)	0.15
Rollins, Inc.	9,879	349,025	(32,148)	3.84
Roper Technologies, Inc.	(95)	42,382	3,113	(0.37)
Ross Stores, Inc.	(3,899)	424,406	19,918	(2.38)
Royal Caribbean Cruises, Ltd.	(3,687)	327,959	(26,135)	3.12
Ryder System, Inc.	3,162	261,529	19,215	(2.30)
S&P Global, Inc.	311	132,141	(8,257)	0.99
Sabre Corporation	(33,529)	396,983	(24,153)	2.89
Sage Therapeutics, Inc.	2,940	130,271	(808)	0.10
Sailpoint Technologies Holdings, Inc.	(2,874)	123,237	9,825	(1.17)
salesforce.com, Inc.	(1,327)	359,909	(12,416)	1.48
SBA Communications Corporation REIT	(286)	94,543	4,517	(0.54)
Schlumberger NV	3,628	107,534	11,400	(1.36)
Schneider National, Inc. Class B	6,913	157,202	3,716	(0.44)
Science Applications International Corporation	(3,034)	259,589	(160)	0.02
Seagen, Inc.	2,191	372,032	44,245	(5.29)
SEI Investments Co.	7,307	433,305	(6,265)	0.75

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Sempra Energy	848	$107,272	$(5,278)	0.63%
Semtech Corporation	674	52,552	2,084	(0.25)
Sensata Technologies Holding PLC	(1,788)	97,839	2,357	(0.28)
Service Corporation International	2,825	170,235	(5,584)	0.67
ServiceNow, Inc.	230	143,122	(6,438)	0.77
Shift4 Payments, Inc. Class A	(2,151)	166,746	6,447	(0.77)
Signature Bank	(2,192)	596,838	(25,402)	3.03
Silicon Laboratories, Inc.	(583)	81,713	3,463	(0.41)
Simon Property Group, Inc. REIT	(1,033)	134,259	915	(0.11)
Simpson Manufacturing Co., Inc.	3,324	355,568	(7,086)	0.85
Sirius XM Holdings, Inc.	14,230	86,803	418	(0.05)
Six Flags Entertainment Corporation	(2,247)	95,497	(3,231)	0.39
Skyworks Solutions, Inc.	(201)	33,121	2,541	(0.30)
SL Green Realty Corporation REIT	(5,104)	361,567	(9,919)	1.18
Smartsheet, Inc. Class A	887	61,043	(5,498)	0.66
Snap, Inc. Class A	(2,129)	157,269	2,006	(0.24)
Snap-on, Inc.	778	162,563	(8,857)	1.06
SolarEdge Technologies, Inc.	(1,148)	304,473	12,308	(1.47)
Solarwinds Corporation	3,877	64,862	(1,750)	0.21
Southern Co. (The)	3,364	208,467	(17,551)	2.10
Southwest Airlines Co.	3,695	190,034	8,109	(0.97)
Southwest Gas Holdings, Inc.	(5,096)	340,820	18,181	(2.17)
Spire, Inc.	568	34,750	(26)	0.00
Spirit AeroSystems Holdings, Inc. Class A	(5,638)	249,143	(30,232)	3.61
Spirit Realty Capital, Inc. REIT	608	27,992	(2,599)	0.31
Splunk, Inc.	(2,387)	345,423	25,654	(3.07)
Square, Inc. Class A	(325)	77,948	3,800	(0.45)
STAAR Surgical Co.	1,061	136,370	(29,111)	3.48
Stanley Black & Decker, Inc.	88	15,427	(883)	0.11
Starbucks Corporation	393	43,352	(3,338)	0.40
State Street Corporation	(1,967)	166,644	5,114	(0.61)
Stericycle, Inc.	(1,205)	81,904	3,540	(0.42)
STERIS PLC	(977)	199,582	8,635	(1.03)
Stifel Financial Corporation	4,022	273,335	(150)	0.02
STORE Capital Corporation REIT	(5,205)	166,716	13,033	(1.56)
Strategic Education, Inc.	(450)	31,725	2,612	(0.31)
Stryker Corporation	(485)	127,904	6,092	(0.73)
Sun Communities, Inc. REIT	(44)	8,144	834	(0.10)
Sunrun, Inc.	(4,908)	215,952	2,550	(0.30)
SVB Financial Group	(293)	189,536	(16,780)	2.00
Switch, Inc. Class A	(4,848)	123,091	3,389	(0.41)
Synaptics, Inc.	(434)	78,003	1,790	(0.21)
Synchrony Financial	(6,548)	320,066	(15,070)	1.80
Syneos Health, Inc.	(1,773)	155,102	12,281	(1.47)
SYNNEX Corporation	(1,366)	142,201	24,828	(2.97)
Synopsys, Inc.	532	159,286	(18,182)	2.17
Synovus Financial Corporation	419	18,390	1,289	(0.15)
Sysco Corporation	(989)	77,636	(989)	0.12
T. Rowe Price Group, Inc.	1,815	357,010	(35,308)	4.22
Take-Two Interactive Software, Inc.	1,126	173,483	(3,352)	0.40
Tandem Diabetes Care, Inc.	548	65,420	(3,304)	0.39
Tapestry, Inc.	2,122	78,556	(7,267)	0.87
Targa Resources Corporation	2,258	111,116	11,844	(1.42)
Taylor Morrison Home Corporation Class A	(5,835)	150,426	6,705	(0.80)
TEGNA, Inc.	15,226	300,257	48,733	(5.82)

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Teladoc Health, Inc.	(1,393)	$176,646	$21,440	(2.56)%
Teledyne Technologies, Inc.	(745)	320,037	8,475	(1.01)
Teleflex, Inc.	(840)	316,302	7,073	(0.85)
Telephone & Data Systems, Inc.	(5,856)	114,192	1,312	(0.16)
Tempur Sealy International, Inc.	4,798	222,675	(5,063)	0.60
Tenet Healthcare Corporation	(2,806)	186,431	21,796	(2.60)
Teradata Corporation	2,044	117,223	1,970	(0.24)
Teradyne, Inc.	(117)	12,773	1,158	(0.14)
Terex Corporation	340	14,314	(1,437)	0.17
Terminix Global Holdings, Inc.	(3,295)	137,303	10,109	(1.21)
Tesla, Inc.	(121)	93,833	(2,498)	0.30
Tetra Tech, Inc.	600	89,604	254	(0.03)
Texas Capital Bancshares, Inc.	(2,425)	145,549	(4,976)	0.59
Texas Instruments, Inc.	1,759	338,097	6,543	(0.78)
Texas Roadhouse, Inc.	(3,955)	361,210	6,951	(0.83)
Textron, Inc.	(1,884)	131,522	2,857	(0.34)
T-Mobile US, Inc.	(1,629)	208,121	5,988	(0.72)
Toll Brothers, Inc.	2,466	136,345	(14,911)	1.78
TopBuild Corporation	137	28,059	(2,595)	0.31
Toro Co. (The)	2,377	231,544	(22,728)	2.72
Trade Desk, Inc. (The) Class A	(182)	12,795	1,098	(0.13)
Tradeweb Markets, Inc. Class A	(400)	32,312	2,598	(0.31)
Trane Technologies PLC	111	19,164	(1,645)	0.20
TransDigm Group, Inc.	(346)	216,101	(9,176)	1.10
TransUnion	3,700	415,547	(43,969)	5.25
Travel + Leisure Co.	942	51,367	1,624	(0.19)
TreeHouse Foods, Inc.	(2,373)	94,635	(1,474)	0.18
Trex Co., Inc.	(225)	22,934	2,173	(0.26)
Tri Pointe Homes, Inc.	(569)	11,960	597	(0.07)
Trinity Industries, Inc.	(13,576)	368,860	21,437	(2.56)
TripAdvisor, Inc.	(6,227)	210,784	5,659	(0.68)
Truist Financial Corporation	(1,284)	75,307	(3,752)	0.45
Twilio, Inc. Class A	(741)	236,416	23,654	(2.83)
Twitter, Inc.	(6,463)	390,301	13,365	(1.60)
Tyler Technologies, Inc.	(579)	265,558	10,899	(1.30)
Tyson Foods, Inc. Class A	2,773	218,901	10,529	(1.26)
U.S. Bancorp	(898)	53,377	(3,665)	0.44
U.S. Foods Holding Corporation	(6,875)	238,288	(11,557)	1.38
Uber Technologies, Inc.	(11,053)	495,174	(49,201)	5.88
UDR, Inc. REIT	(571)	30,252	330	(0.04)
UGI Corporation	5,607	238,970	(14,466)	1.73
Ultragenyx Pharmaceutical, Inc.	(1,630)	147,010	17,769	(2.12)
UMB Financial Corporation	3,754	363,049	29,545	(3.53)
Under Armour, Inc. Class A	6,017	121,423	(17,946)	2.14
United Airlines Holdings, Inc.	(4,151)	197,463	(1,274)	0.15
United Bankshares, Inc.	(789)	28,704	(1,997)	0.24
United Parcel Service, Inc. Class B	1,176	214,150	(8,150)	0.97
United Rentals, Inc.	(109)	38,251	(966)	0.12
United States Steel Corporation	(382)	8,393	(14)	0.00
United Therapeutics Corporation	450	83,061	(11,174)	1.33
UnitedHealth Group, Inc.	(41)	16,020	439	(0.05)
Univar Solutions, Inc.	(6,785)	161,619	(6,519)	0.78
Universal Display Corporation	3,488	596,308	(105,214)	12.57
Universal Health Services, Inc. Class B	(3,288)	454,961	37,964	(4.54)
Unum Group	(1,955)	48,992	772	(0.09)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Urban Edge Properties REIT	3,094	$56,651	$694	(0.08)%
Urban Outfitters, Inc.	(870)	25,830	2,261	(0.27)
UWM Holdings Corporation	25,413	176,620	(4,086)	0.49
Vail Resorts, Inc.	185	61,799	6,365	(0.76)
Valero Energy Corporation	(2,507)	176,919	(14,726)	1.76
Valley National Bancorp	4,547	60,521	4,268	(0.51)
Valmont Industries, Inc.	(128)	30,095	784	(0.09)
Veeva Systems, Inc. Class A	756	217,857	(13,603)	1.63
Ventas, Inc. REIT	(12,793)	706,302	6,908	(0.83)
VeriSign, Inc.	1,873	383,984	(31,680)	3.78
Verizon Communications, Inc.	2,439	131,730	(1,035)	0.12
Vertex Pharmaceuticals, Inc.	1,821	330,311	(12,238)	1.46
Vertiv Holdings Co.	(1,814)	43,699	1,776	(0.21)
VF Corporation	(3,560)	238,484	16,612	(1.98)
Viasat, Inc.	(5,848)	322,049	(34,454)	4.12
Viatris, Inc.	(23,897)	323,804	14,956	(1.79)
Vimeo, Inc.	3,105	91,194	(29,968)	3.58
Virgin Galactic Holdings, Inc.	(2,770)	70,081	617	(0.07)
Virtu Financial, Inc. Class A	6,949	169,764	3,387	(0.40)
Visa, Inc. Class A	1,653	368,206	(7,876)	0.94
Visteon Corporation	(135)	12,743	1,036	(0.12)
Vistra Corporation	(9,845)	168,350	16,244	(1.94)
VMware, Inc. Class A	705	104,833	2,243	(0.27)
Vornado Realty Trust REIT	(1,469)	61,713	(883)	0.11
Voya Financial, Inc.	1,735	106,512	(4,922)	0.59
Vroom, Inc.	(3,255)	71,838	14,293	(1.71)
W.R. Berkley Corporation	(354)	25,906	(213)	0.03
W.W. Grainger, Inc.	907	356,505	(20,962)	2.50
Walgreens Boots Alliance, Inc.	(2,397)	112,779	8,433	(1.01)
Walt Disney Co. (The)	(2,155)	364,561	36,061	(4.31)
Washington Federal, Inc.	3,517	120,668	4,137	(0.49)
Waste Connections, Inc.	93	11,711	(598)	0.07
Waste Management, Inc.	(1,261)	188,343	4,747	(0.57)
Waters Corporation	339	121,125	(21,956)	2.62
Watsco, Inc.	516	136,544	(9,242)	1.10
Wayfair, Inc. Class A	(31)	7,921	594	(0.07)
Webster Financial Corporation	(2,231)	121,500	(11,716)	1.40
WEC Energy Group, Inc.	294	25,931	(637)	0.08
Wells Fargo & Co.	17,062	791,847	34,895	(4.17)
Welltower, Inc. REIT	(6,933)	571,279	25,702	(3.07)
Wendy's Co. (The)	12,827	278,089	(13,115)	1.57
Werner Enterprises, Inc.	2,159	95,579	(6,035)	0.72
West Pharmaceutical Services, Inc.	308	130,758	(11,319)	1.35
Western Alliance Bancorp	6,459	702,868	75,696	(9.04)
Western Digital Corporation	(1,821)	102,777	4,185	(0.50)
Westinghouse Air Brake Technologies Corporation	(7,108)	612,781	21,943	(2.62)
Westrock Co.	(2,645)	131,800	5,153	(0.62)
WEX, Inc.	(1,832)	322,688	(4,334)	0.52
Weyerhaeuser Co. REIT	3,337	118,697	3,115	(0.37)
Whirlpool Corporation	914	186,328	(10,971)	1.31
Williams Cos., Inc. (The)	673	17,458	2,046	(0.24)
Wingstop, Inc.	1,447	237,207	(24,208)	2.89
Wintrust Financial Corporation	620	49,829	3,659	(0.44)
Woodward, Inc.	3,235	366,202	(19,096)	2.28
Workday, Inc. Class A	883	220,653	(17,783)	2.12

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
World Fuel Services Corporation	8,243	$277,130	$12,228	(1.46)%
World Wrestling Entertainment, Inc. Class A	2,832	159,328	18,006	(2.15)
Worthington Industries, Inc.	(574)	30,250	423	(0.05)
WP Carey, Inc. REIT	1,349	98,531	(4,636)	0.55
WW International, Inc.	(2,695)	49,184	7,427	(0.89)
Wyndham Hotels & Resorts, Inc.	5,006	386,413	29,346	(3.51)
Xcel Energy, Inc.	(1,705)	106,562	10,139	(1.21)
Xerox Holdings Corporation	(10,873)	219,308	8,086	(0.97)
XPO Logistics, Inc.	(1,114)	88,652	5,826	(0.70)
Xylem, Inc.	(240)	29,683	2,336	(0.28)
Yelp, Inc.	4,058	151,120	3,433	(0.41)
YETI Holdings, Inc.	2,801	240,018	(38,824)	4.64
Yum! Brands, Inc.	1,853	226,640	(12,886)	1.54
Zillow Group, Inc. Class C	(2,410)	212,417	10,704	(1.28)
Zimmer Biomet Holdings, Inc.	(2,184)	319,650	(4,946)	0.59
Zions Bancorp NA	3,227	199,719	13,953	(1.67)
Zoetis, Inc.	2,322	450,793	(26,921)	3.22
Zoom Video Communications, Inc. Class A	452	118,198	(14,653)	1.75
Zscaler, Inc.	(107)	28,058	1,925	(0.23)
Zynga, Inc. Class A	(1,987)	14,962	1,490	(0.18)
		$157,315,312	$(837,004)	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2021, see Notes to Financial Statements in the Fund’s Semi-Annual Report.

See the Notes to Schedules of Investments in the June 30, 2021 GuideStone Funds' Semi-Annual Report to shareholders for more information. The Notes also contain Derivative Holdings Categorized by Risk Exposure by Fund as of June 30, 2021, the average balance of derivative holdings by Fund during the period ended June 30, 2021, and the market values of loaned securities and collateral received for each of the Select Funds.